UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: May 31, 2011

Date of reporting period: November 30, 2011

ITEM 1.	REPORT TO SHAREHOLDERS

Wells Fargo Advantage Allocation Funds

Semi-Annual Report

November 30, 2011

■	Wells Fargo Advantage Conservative Allocation Fund

■	Wells Fargo Advantage Growth Balanced Fund

■	Wells Fargo Advantage Moderate Balanced Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of November 30, 2011, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM ).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargo.com/advantagefunds. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $225 billion in assets under management, as of November 30, 2011.

Equity Funds
Asia Pacific Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Large Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
C&B Mid Cap Value Fund	Health Care Fund	Small Cap Value Fund
Capital Growth Fund	Index Fund	Small Company Growth Fund
Common Stock Fund	International Equity Fund	Small Company Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small/Mid Cap Core Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Social Sustainability Fund†
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Equity Value Fund	Precious Metals Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Asset Allocation Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Conservative Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Allocation Funds	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

After establishing
solid momentum entering 2011, the financial markets began to meet some resistance during the second quarter, which kept many markets from advancing steadily during the reporting period.

Dear Valued Shareholder:

We are pleased to provide you with this semi-annual report for the Wells Fargo Advantage Allocation Funds for the six-month period that ended November 30, 2011. After establishing solid momentum entering 2011, the financial markets began to meet some resistance during the second quarter, which kept many markets from advancing steadily during the reporting period. Headwinds emerged in the form of continued political unrest in the Middle East and North Africa; effects from the devastating earthquake and tsunami in Japan; and renewed sovereign debt concerns affecting several eurozone countries, most notably Greece. These challenges, coupled with mixed economic data, debt-ceiling debates, and the credit downgrade of long-term U.S. debt, further added to investor anxiety. Despite these challenges, many areas of the financial markets showed a degree of resilience at certain points in the period, underscoring the need for a sound, well-diversified investment strategy, which is executed by professional portfolio management and rigorous fundamental credit analysis. As always, we believe that such a strategy may enable investors to balance risk and opportunity as they pursue long-term financial goals in a dynamic financial environment.

The U.S. economic recovery met resistance but remains poised for expansion.

The U.S. economic recovery that gained further momentum throughout 2010, particularly during the fourth quarter, failed to maintain that level in 2011, according to data released during the reporting period. For example, U.S. gross domestic product (GDP), the broadest measure of economic activity within America, grew at an annualized rate of 3.1% in the fourth quarter of 2010, only to slow dramatically during the first and second quarters of 2011 to annualized rates of 0.4% and 1.3%, respectively. While still positive, these readings were a much slower pace of growth than consensus forecasts had predicted at the onset of 2011. Nevertheless, the “preliminary” estimate of third-quarter 2011 GDP growth (released on November 22, 2011) was 2.0%, suggesting that the U.S. economy continues toward expansion, though at a slow and uneven pace relative to past economic recoveries.

Persistent weakness in jobs and housing slowed economic growth.

The U.S. unemployment rate began the reporting period at a level of 9.1% for May 2011 and inched higher to 9.2% for June 2011, but by November 2011, it declined to 8.6%. While the monthly levels of job creation has remained positive throughout 2011, the pace remains tepid, suggesting that the improving economy has yet to translate into widespread hiring. Meanwhile, the beleaguered housing market was an ongoing source of concern, despite an extraordinarily low interest-rate environment. Since many observers consider labor and housing activities to be key to long-term economic growth, the persistent weakness in both markets bears close watching in the months ahead.

Other economic data in the U.S. was more encouraging, reflecting greater confidence in the sustainability of the expansion on the part of both consumers and businesses. Industrial production and durable goods orders have also picked up in 2011, and the level of corporate profits continues to grow. Although still reluctant to hire, businesses have gradually increased spending in other areas, such as equipment and information technology. Core inflation, which excludes volatile food and energy prices, remained benign.

Letter to Shareholders

Wells Fargo Advantage Allocation Funds

3

The Federal Reserve announced that it will target current low rates until 2013.

With inflation subdued, the Federal Open Market Committee (FOMC) held its target range for the federal funds rate—a proxy for short-term interest rates—steady at 0.00% to 0.25%. At its meeting on August 9, 2011, responding in part to the volatility and uncertainty facing the financial markets and global economies, the Federal Reserve (Fed) established a timetable for its commitment to lower rates. In that meeting, the FOMC explained that “economic conditions—including low rates of resource utilization and a subdued outlook for inflation over the medium run—are likely to warrant exceptionally low levels for the federal funds rate at least through mid-2013.” At its September 21, 2011 meeting, the Fed introduced its version of “Operation Twist,” where it outlined its focus on buying long-term Treasury securities, specifically those with maturities of six years or longer, while selling an equivalent amount of Treasury notes within six years of maturity. The objective is to help ensure that intermediate- and long-term Treasury yields remain low, which, in turn, should provide ongoing support for further economic growth.

Heightened volatility characterized many areas of financial
markets during period.

As the period began, improving fundamentals, such as strong corporate earnings, remained key drivers of returns for equities and the investment-grade and high-yield corporate bond markets. Further supporting the markets was the Fed’s second round of quantitative easing (QE2), which, after being in place for eight months, ended on June 30.

During the second half of the reporting period, both bonds and equities experienced an unusually high level of volatility, especially in
August, when many traders on Wall Street and politicians in Washington, D.C., were forced to forgo vacations and other activities until a solution was reached on the debt-ceiling impasse. As the estimated debt-ceiling deadline loomed, rating agencies began to voice concerns over the possibility of the U.S. government running short on funds to pay its bills. The U.S. Congress was able to address the debt-ceiling issue in time, but Standard & Poor’s, one of the major credit rating agencies, lowered its rating of long-term U.S. debt from AAA to AA+1. While this did not diminish the role U.S. Treasuries play as the primary source of liquidity and safety in the global markets, it did briefly roil the markets.

Eurozone sovereign debt concerns returned to the forefront in the third quarter of 2011.

The markets were further rattled during the period by sovereign debt concerns within the eurozone. Greece’s financial problems returned to the forefront of investors’ minds a year after the European Union and the International Monetary Fund developed a plan to support the country, as Greece failed to make significant progress in addressing its financial condition. As a result, fear spread and market volatility spiked during the third quarter of 2011, with investors

1.
The ratings indicated are from Standard & Poor’s. Standard and Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest).
Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

4

Wells Fargo Advantage Allocation Funds

Letter to Shareholders

Most sectors of the
bond market continued to post positive total returns for the six-month period, with interest income—rather than price gains—accounting for the bulk of those returns.

becoming more concerned about the negative impact of a Greek default on the eurozone periphery and those developed countries with large exposures to Greece, such as France.

Unsettling headlines undermined investor confidence to pull equities down for the period.

The barrage of unsettling macroeconomic headlines led to heightened market turbulence and sharply falling stock prices in the third quarter of 2011. An
October 2011 rally—fueled by improved economic data, continued strength in corporate profits, and hopes for a speedy resolution to the European crisis—reversed some of the damage. Although resurgent fears about Europe triggered further bouts of market volatility in November 2011, the month ended on a strong note as the world’s major central banks launched a joint action aimed at mitigating the effects of the crisis.

For the full six-month period, the S&P 500 Index2 of large-cap stocks lost 6.25% on a total-return basis. The Russell Midcap® Index3 and the Russell 2000® Index4 of small-cap stocks shed 10.70% and 12.43%, respectively, while the MSCI
EAFE Index5 of international stocks declined by 16.56%.

A steep yield curve remained the defining characteristic of the bond market.

Most sectors of the bond market continued to post positive total returns for the six-month period, with interest income—rather than price gains—accounting for the bulk of those returns. This part of the investment cycle is known as the income phase and is typically characterized by relatively stable short-term rates and relatively small movements in bond yields. The current market environment is certainly holding true to a typical income phase, especially considering that the Fed is maintaining an extraordinarily accommodative monetary policy. U.S. Treasuries continued to rally for much of the period, even after
Standard & Poor’s lowered its credit rating on long-term U.S. debt, pulling yields lower in nearly all corners of the fixed-income markets, including municipal bonds.

The extraordinarily steep yield curve remained the most defining, perhaps most influential, characteristic of the fixed-income markets during the majority of the reporting period. Considering the shape of the curve, the best-performing maturities across most segments of the fixed-income markets were longer-dated bonds. For example, for the six-month period, the 20- to 30-year range of the Treasury market posted a total return of 24.36%, while the one- to five-year maturities returned 1.68%.

2.
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

3.

The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000® Index. You cannot invest directly in an index.

4.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

5.
The Morgan Stanley Capital International Europe, Australasia, and Far East (“MSCI EAFE”) Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. You cannot invest directly in an index.

Letter to Shareholders

Wells Fargo Advantage Allocation Funds

5

In typical fashion, the high-yield fixed-income market moved in the same direction as equities throughout the reporting period. As a result, high yield was among the strongest-performing bond sectors during the early stages of the reporting period, bolstered by improving corporate fundamentals and by less risk aversion from investors. However, as the debt-ceiling debate and the Greek debt crisis became the focuses of the marketplace, many investors reduced their exposure to riskier assets, including high-yield bonds. As a result, the high-yield markets significantly underperformed almost every bond sector during the reporting period. As of November 30, 2011, the high-yield index recorded a six-month total return of (3.35)%. By comparison, the Barclays Capital U.S. Treasury Index6 and the Barclays Capital U.S. Aggregate Bond Index7 returned 6.04% and 3.54%, respectively, on a six-month basis.

A long-term perspective is key.

It remains to be seen how quickly the financial markets can resume their upward trajectory. In any case, the market’s rebound over the past two years from the severe downturn of 2008 and 2009, coupled with the bouts of volatility, underscores the importance of maintaining a disciplined and balanced long-term investment strategy through changing market cycles. By staying focused on your long-term goals, you may be better positioned to both navigate falling markets and participate in rising markets.

Thank you for choosing to invest with
Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at
www.wellsfargo.com/advantagefunds, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

6.
The Barclays Capital U.S. Treasury Index is an index of U.S. Treasury securities. You cannot invest directly in an index.

7.
The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays Capital Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S.
Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

6

Wells Fargo Advantage Allocation Funds

Performance Highlights (Unaudited)

Wells Fargo Advantage Conservative Allocation Fund1

INVESTMENT OBJECTIVE

The Fund seeks total return, consisting primarily of current income.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

SUB-ADVISERS FOR MASTER PORTFOLIOS

Artisan Partners Limited Partnership

Cooke & Bieler, L.P.

Galliard
Capital Management, Inc.

Golden Capital Management, LLC

LSV Asset Management

Peregrine Capital Management, Inc.

Phocas Financial Corporation

SSgA Funds Management,
Inc.

Systematic Financial Management, L.P.

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Doug Beath

Thomas C. Biwer, CFA

Petros Bocray, CFA, FRM

Christian L. Chan, CFA

Jeffrey P. Mellas,
CAIA

Andrew Owen, CFA

FUND INCEPTION

April 30, 1989

  TEN LARGEST
HOLDINGS[2]   (AS OF NOVEMBER 30,
2011)

FHLMC, 7.50%, 09/25/2043

1.30%

U.S. Treasury Bond, 3.75%, 08/15/2041

1.13%

FNMA, 6.25%, 05/25/2042

0.98%

FNMA, 5.25%, 05/25/2020

0.96%

FNMA, 5.5%, 02/01/2036

0.93%

FHLMC, 7.00%, 03/25/2043

0.76%

U.S. Treasury Bond, 4.25%, 11/15/2040

0.76%

Household Home Equity Loan Trust 2005-2A1, 0.52%, 1/20/2035

0.75%

Washington Mutual Commercial Mortgage Securities Trust, 6.11%, 03/23/2045

0.69%

FNMA, 6.00%, 02/25/2044

0.68%

  NEUTRAL
ALLOCATION[3]    (AS OF NOVEMBER 30,
2011)

CURRENT TARGET ALLOCATION[3] (AS OF NOVEMBER 30, 2011)

1.
The Fund is a gateway blended fund that invests all of its assets in two or more master portfolios of the Wells Fargo Master Trust (the “Master Trust”) in
varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests. See Notes to Financial Statements for a discussion of the Master Trust.

2.
The ten largest holdings are calculated based on the value of the securities of the master portfolios allocable to the Fund divided by the total net assets of the Fund.
Holdings are subject to change and may have changed since the date specified.

3.
Portfolio allocations are subject to change. Cash and cash equivalents are not reflected in the calculations of portfolio allocations. Neutral allocation is the target allocation of the Fund as stated in the Fund’s prospectus. Current target allocation is the current allocation of the Fund based on our Tactical Asset Allocation Model as of the date specified and is subject to change.

Performance Highlights (Unaudited)

Wells Fargo Advantage Allocation Funds

7

Wells Fargo Advantage Conservative Allocation Fund (continued)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF NOVEMBER 30,
2011)

Expense Ratios[4]

Inception Date

6 Months*

1 Year

5 Year

10 Year

Gross

Net[5]

Administrator Class (NVCBX)

11/11/1994

(1.40
)

4.46

3.51

3.93

1.27%

0.85%

Conservative Allocation Composite Index[6]

0.33

4.51

4.22

4.71

Barclays Capital U.S. Aggregate Bond Index[7]

3.54

5.52

6.14

5.59

  S&P 500
Index[8]

(6.25
)

7.83

(0.18
)

2.91

*
Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s
Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include
transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Administrator shares are sold without a front-end sales charge or contingent deferred sales charge.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

4.
Reflects the expense ratio as stated in the most recent prospectus.

5.
The Adviser has committed through September 30, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund
Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. Without this cap, the Fund’s returns would have been lower.

6.

Source: Wells Fargo Funds Management, LLC. The Conservative Allocation Composite Index is weighted 55% in the Barclays Capital U.S. Aggregate Bond Index
(includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities), 25% in the Barclays Capital 9-12 Month U.S. Treasury Bond Index (an unmanaged index that includes aged U.S. Treasury bills, notes, and bonds with a remaining maturity from one up to but not including 12 months), 5% in the Russell 1000® Value Index (measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values), 5% in the S&P 500 Index, 5% in the Russell 1000 Growth Index (measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values), 3% in the MSCI EAFE Index (an unmanaged group of securities generally representative of the stock markets of Europe, Australasia and the Far East), and 2% in the Russell
2000® Index (measures the performance of the 2,000 smallest companies in the Russell 3000®
Index). You cannot invest directly in an index.

7.
The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays Capital Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S.
Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

8.
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

8

Wells Fargo Advantage Allocation Funds

Performance Highlights (Unaudited)

Wells Fargo Advantage Growth Balanced Fund1

INVESTMENT OBJECTIVE

The Fund seeks total return, consisting of capital appreciation and current income.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

SUB-ADVISERS FOR MASTER PORTFOLIOS

Artisan Partners Limited Partnership

Cooke & Bieler, L.P.

Galliard
Capital Management, Inc.

Golden Capital Management, LLC

LSV Asset Management

Peregrine Capital Management, Inc.

Phocas Financial Corporation

SSgA Funds Management,
Inc.

Systematic Financial Management, L.P.

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Doug Beath

Thomas C. Biwer, CFA

Petros Bocray, CFA, FRM

Christian L. Chan, CFA

Jeffrey P. Mellas,
CAIA

Andrew Owen, CFA

FUND INCEPTION

April 30, 1989

  TEN LARGEST
HOLDINGS[2]   (AS OF NOVEMBER 30,
2011)

Apple Incorporated

1.62%

U.S. Treasury Bill, 0.04%, 05/03/2012

1.28%

Exxon Mobil Corporation

0.84%

Google Incorporated Class A

0.75%

Chevron Corporation

0.74%

U.S. Treasury Bond, 3.75%, 08/15/2041

0.70%

FNMA, 6.25%, 10/25/2028

0.61%

FNMA, 6.26%, 05/25/2020

0.60%

FNMA, 5.50%, 01/25/2036

0.58%

JP Morgan Chase & Company

0.57%

  NEUTRAL
ALLOCATION[3]    (AS OF NOVEMBER 30,
2011)

CURRENT TARGET ALLOCATION[3] (AS OF NOVEMBER 30, 2011)

1.
The Fund is a gateway blended fund that invests all of its assets in two or more master portfolios of the Wells Fargo Master Trust (the “Master Trust”) in
varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests. See Notes to Financial Statements for a discussion of the Master Trust.

2.
The ten largest holdings are calculated based on the value of the securities of the master portfolios allocable to the Fund divided by the total net assets of the Fund.
Holdings are subject to change and may have changed since the date specified.

3.
Portfolio allocations are subject to change. Cash and cash equivalents are not reflected in the calculations of portfolio allocations. Neutral allocation is the target allocation of the Fund as stated in the Fund’s prospectus. Current target allocation is the current allocation of the Fund based on our Tactical Asset Allocation Model as of the date specified and is subject to change.

Performance Highlights (Unaudited)

Wells Fargo Advantage Allocation Funds

9

Wells Fargo Advantage Growth Balanced Fund (continued)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF NOVEMBER 30, 2011)

Including Sales Charge

Excluding Sales Charge

Expense Ratios[4]

Inception Date

6 Months*

1 Year

5 Year

10 Year

6 Months*

1 Year

5 Year

10 Year

Gross

Net[5]

Class A (WFGBX)

10/14/1998

(13.36
)

(2.17
)

(1.17
)

2.15

(8.08
)

3.79

0.01

2.76

1.36%

1.20%

Class B (NVGRX)**

10/01/1998

(13.44
)

(1.98
)

(1.16
)

2.22

(8.44
)

3.02

(0.75
)

2.22

2.11%

1.95%

Class C (WFGWX)

10/01/1998

(9.44
)

2.02

(0.74
)

1.99

(8.44
)

3.02

(0.74
)

1.99

2.11%

1.95%

Administrator Class (NVGBX)

11/11/1994

(8.00
)

4.04

0.26

3.01

1.20%

0.95%

Growth Balanced Composite Index[6]

(4.38
)

5.82

2.23

4.79

  S&P 500
Index[7]

(6.25
)

7.83

(0.18
)

2.91

Barclays Capital U.S. Aggregate Bond Index[8]

3.54

5.52

6.14

5.59

*
Returns for periods of less than one year are not annualized.

**
Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.
Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not
include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk, mortgage- and asset-backed securities risk, and smaller company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

4.
Reflects the expense ratios as stated in the most recent prospectuses.

5.
The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating
Expenses After Fee Waiver, excluding certain expenses, at the amounts shown above. Without this cap, the Fund’s returns would have been lower.

6.

Source: Wells Fargo Funds Management, LLC. The Growth Balanced Composite Index is weighted 35% in the Barclays Capital U.S. Aggregate Bond Index (includes
Treasury issues, agency issues, corporate bond issues and mortgage-backed securities), 16.25% in the Russell 1000® Value Index (measures the performance of those Russell
1000 companies with lower price-to-book ratios and lower forecasted growth values), 16.25% in the S&P 500 Index, 16.25% in the Russell 1000® Growth Index (measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values), 9.75% in the MSCI EAFE Index (an unmanaged group of securities generally representative of the stock markets of Europe,
Australasia and the Far East), and 6.50% in the Russell 2000® Index (measures the performance of the 2,000 smallest companies in the Russell 3000® Index). You cannot invest directly in an index.

7.
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

8.
The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays Capital Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S.
Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

10

Wells Fargo Advantage Allocation Funds

Performance Highlights (Unaudited)

Wells Fargo Advantage Moderate Balanced Fund1

INVESTMENT OBJECTIVE

The Fund seeks total return, consisting of current income and capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

SUB-ADVISERS FOR MASTER PORTFOLIOS

Artisan Partners Limited Partnership

Cooke & Bieler, L.P.

Galliard
Capital Management, Inc.

Golden Capital Management, LLC

LSV Asset Management

Peregrine Capital Management, Inc.

Phocas Financial Corporation

SSgA Funds Management,
Inc.

Systematic Financial Management, L.P.

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Doug Beath

Thomas C. Biwer, CFA

Petros Bocray, CFA, FRM

Christian L. Chan, CFA

Jeffrey P. Mellas,
CAIA

Andrew Owen, CFA

FUND INCEPTION

April 30, 1989

  TEN LARGEST
HOLDINGS[2]   (AS OF NOVEMBER 30,
2011)

Apple Incorporated

1.00%

U.S. Treasury Bond, 3.75%, 8/15/2041

0.92%

U.S. Treasury Bill, 0.01%, 2/2/2012

0.91%

FHLMC, 7.50%, 9/25/2043

0.90%

FNMA, 6.25%, 5/25/2042

0.80%

FNMA, 5.25%, 5/25/2020

0.78%

FNMA, 5.50%, 2/1/2036

0.76%

U.S. Treasury Bond, 4.25%, 11/15/2040

0.62%

  WAMU Commercial Mortgage Securities Trust Series 2007-SL3 Class A1, 6.11%,
3/23/2045

0.57%

FNMA, 6.00%, 2/25/2044

0.55%

  NEUTRAL
ALLOCATION[3]    (AS OF NOVEMBER 30,
2011)

CURRENT TARGET ALLOCATION[3] (AS OF NOVEMBER 30, 2011)

1.
The Fund is a gateway blended fund that invests all of its assets in two or more master portfolios of the Wells Fargo Master Trust (the “Master Trust”) in
varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests. See Notes to Financial Statements for a discussion of the Master Trust.

2.
The ten largest holdings are calculated based on the value of the securities of the master portfolios allocable to the Fund divided by the total net assets of the Fund.
Holdings are subject to change and may have changed since the date specified.

3.
Portfolio allocations are subject to change. Cash and cash equivalents are not reflected in the calculations of portfolio allocations. Neutral allocation is the target allocation of the Fund as stated in the Fund’s prospectus. Current target allocation is the current allocation of the Fund based on our Tactical Asset Allocation Model as of the date specified and is subject to change.

Performance Highlights (Unaudited)

Wells Fargo Advantage Allocation Funds

11

Wells Fargo Advantage Moderate Balanced Fund (continued)

AVERAGE ANNUAL TOTAL RETURN4 (%) (AS OF NOVEMBER 30, 2011)

Including Sales Charge

Excluding Sales Charge

Expense Ratios[5]

Inception Date

6 Months*

1 Year

5 Year

10 Year

6 Months*

1 Year

5 Year

10 Year

Gross

Net[6]

Class A (WFMAX)

01/30/2004

(9.97
)

(1.83
)

0.53

2.67

(4.48
)

4.16

1.73

3.28

1.34%

1.15%

Class B (WMOBX)**

01/30/2004

(9.85
)

(1.61
)

0.57

2.74

(4.85
)

3.39

0.96

2.74

2.09%

1.90%

Class C (WFBCX)

01/30/2004

(5.88
)

2.35

0.95

2.50

(4.88
)

3.35

0.95

2.50

2.09%

1.90%

Administrator Class (NVMBX)

11/11/1994

(4.35
)

4.41

1.97

3.53

1.18%

0.90%

Moderate Balanced Composite Index[7]

(1.76
)

5.12

3.39

4.78

  S&P 500
Index[8]

(6.25
)

7.83

(0.18
)

2.91

Barclays Capital U.S. Aggregate Bond Index[9]

3.54

5.52

6.14

5.59

*
Returns for periods of less than one year are not annualized.

**
Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.
Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Balanced funds may invest in stocks and bonds. Stock values
fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

4.
Historical performance shown for Class A, Class B and Class C shares prior to their inception reflects the performance of the Administrator Class shares, adjusted to reflect the higher expenses applicable to Class A, Class B and Class C shares.

5.
Reflects the expense ratios as stated in the most recent prospectuses.

6.
The Adviser has committed through September 30, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund
Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown above. Without this cap, the Fund’s returns would have been lower.

7.

Source: Wells Fargo Funds Management, LLC. The Moderate Balanced Composite Index is weighted 45% in the Barclays Capital U.S. Aggregate Bond Index
(includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities), 15% in the Barclays Capital 9-12 Month U.S. Treasury Bond Index (an unmanaged index that includes aged U.S. Treasury bills, notes, and bonds with a remaining maturity from one up to but not including 12 months), 10% in the S&P 500 Index, 10% in the Russell 1000® Growth Index (measures the performance of those
Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values), 10% in the Russell 1000® Value Index (measures the performance of those
Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values), 6% in the MSCI EAFE Index (an unmanaged group of securities generally representative of the stock markets of Europe, Australasia and the Far East), and 4% in the Russell 2000® Index (measures the performance of the 2,000 smallest companies in the Russell
3000® Index). You cannot invest directly in an index.

8.
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

9.
The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays Capital Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S.
Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

12

Wells Fargo Advantage Allocation Funds

Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges
(loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2011 to November 30, 2011.

Actual Expenses

The
“Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example
for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5%
hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Wells Fargo Advantage Conservative Allocation Fund

Beginning Account Value 06-01-2011

Ending Account Value 11-30-2011

Expenses Paid During the Period¹

Net Annual Expense Ratio

Administrator Class

Actual

$
1,000.00

$
986.02

$
4.22

0.85
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,020.75

$
4.29

0.85
%

Wells Fargo Advantage Growth Balanced Fund

Class A

Actual

$
1,000.00

$
919.22

$
5.76

1.20
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,019.00

$
6.06

1.20
%

Class B

Actual

$
1,000.00

$
915.55

$
9.34

1.95
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,015.25

$
9.82

1.95
%

Class C

Actual

$
1,000.00

$
915.57

$
9.34

1.95
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,015.25

$
9.82

1.95
%

Administrator Class

Actual

$
1,000.00

$
920.04

$
4.56

0.95
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,020.25

$
4.80

0.95
%

Fund Expenses (Unaudited)

Wells Fargo Advantage Allocation Funds

13

Wells Fargo Advantage Moderate Balanced Fund

Beginning Account Value 06-01-2011

Ending Account Value 11-30-2011

Expenses Paid During the Period¹

Net Annual Expense Ratio

Class A

Actual

$
1,000.00

$
955.19

$
5.62

1.15
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,019.25

$
5.81

1.15
%

Class B

Actual

$
1,000.00

$
951.48

$
9.27

1.90
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,015.50

$
9.57

1.90
%

Class C

Actual

$
1,000.00

$
951.16

$
9.27

1.90
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,015.50

$
9.57

1.90
%

Administrator Class

Actual

$
1,000.00

$
956.50

$
4.40

0.90
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,020.50

$
4.55

0.90
%

1.
Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

14

Wells Fargo Advantage Allocation Funds

Portfolio of Investments—November 30, 2011 (Unaudited)

CONSERVATIVE ALLOCATION FUND

Security Name

Shares

Value

Affiliated Master Portfolios: 99.04%

Wells Fargo Advantage C&B Large Cap Value Portfolio

N/A

$
644,852

Wells Fargo Advantage Diversified Large Cap Growth Portfolio

N/A

1,934,789

Wells Fargo Advantage Emerging Growth Portfolio

N/A

196,267

Wells Fargo Advantage Equity Value Portfolio

N/A

652,218

Wells Fargo Advantage Index Portfolio

N/A

1,940,174

Wells Fargo Advantage Inflation-Protected Bond Portfolio

N/A

2,040,218

Wells Fargo Advantage International Equity Portfolio

N/A

293,039

Wells Fargo Advantage International Growth Portfolio

N/A

294,679

Wells Fargo Advantage International Index Portfolio

N/A

294,406

Wells Fargo Advantage International Value Portfolio

N/A

292,017

Wells Fargo Advantage Large Company Value Portfolio

N/A

644,809

Wells Fargo Advantage Managed Fixed Income Portfolio

N/A

14,267,319

Wells Fargo Advantage Small Cap Value Portfolio

N/A

195,179

Wells Fargo Advantage Small Company Growth Portfolio

N/A

194,160

Wells Fargo Advantage Small Company Value Portfolio

N/A

198,030

Wells Fargo Advantage Stable Income Portfolio

N/A

9,297,837

Wells Fargo Advantage Total Return Bond Portfolio

N/A

4,082,240

Total Affiliated Master Portfolios (Cost $37,434,666)

37,462,233

Principal

Other: 0.06%

Gryphon Funding Limited, Pass-Through Entity(a)(i)

$
23,661

8,494

VFNC Corporation, Pass-Through Entity, 0.26%(a)(i)±144A

27,034

13,247

Total Other (Cost $15,196)

21,741

Interest Rate

Maturity Date

Short-Term Investments: 0.43%

U.S. Treasury Securities: 0.43%

U.S. Treasury Bill#

0.01
%

02/02/2012

165,000

164,996

Total Short-Term Investments (Cost $164,978)

164,996

Total Investments in Securities

(Cost $37,614,840)*

99.53
%

37,648,970

Other Assets and Liabilities, Net

0.47

177,387

Total Net Assets

100.00
%

$
37,826,357

(a)
Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the
Board of Trustees.

(i)
Illiquid security.

±
Variable rate investment.

144A
Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of
1933, as amended.

#
All or a portion of this security is segregated as collateral for investments in derivative instruments.

*
Cost for federal income tax purposes is $37,743,947 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation

$
34,130

Gross unrealized depreciation

(129,107
)

Net unrealized depreciation

$
(94,977
)

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—November 30, 2011 (Unaudited)

Wells Fargo Advantage Allocation Funds

15

GROWTH BALANCED FUND

Security Name

Shares

Value

Affiliated Master Portfolios: 97.96%

Wells Fargo Advantage C&B Large Cap Value Portfolio

N/A

$
15,941,572

Wells Fargo Advantage Diversified Large Cap Growth Portfolio

N/A

47,802,664

Wells Fargo Advantage Emerging Growth Portfolio

N/A

4,814,253

Wells Fargo Advantage Equity Value Portfolio

N/A

16,100,249

Wells Fargo Advantage Index Portfolio

N/A

48,090,437

Wells Fargo Advantage Inflation-Protected Bond Portfolio

N/A

9,884,794

Wells Fargo Advantage International Equity Portfolio

N/A

7,215,853

Wells Fargo Advantage International Growth Portfolio

N/A

7,228,462

Wells Fargo Advantage International Index Portfolio

N/A

7,241,590

Wells Fargo Advantage International Value Portfolio

N/A

7,203,709

Wells Fargo Advantage Large Company Value Portfolio

N/A

15,961,856

Wells Fargo Advantage Managed Fixed Income Portfolio

N/A

69,090,458

Wells Fargo Advantage Small Cap Value Portfolio

N/A

4,823,668

Wells Fargo Advantage Small Company Growth Portfolio

N/A

4,791,881

Wells Fargo Advantage Small Company Value Portfolio

N/A

4,870,942

Wells Fargo Advantage Total Return Bond Portfolio

N/A

19,768,526

Total Affiliated Master Portfolios (Cost $288,977,033)

290,830,914

Principal

Other: 0.07%

Gryphon Funding Limited, Pass-Through Entity(a)(i)

$
245,197

88,026

VFNC Corporation, Pass-Through Entity, 0.26%(a)(i)±144A

280,155

137,276

Total Other (Cost $157,478)

225,302

Yield

Maturity Date

Short-Term Investments: 1.46%

U.S. Treasury Securities: 1.46%

U.S. Treasury Bill#

0.01
%

02/02/2012

510,000

509,989

U.S. Treasury Bill#

0.04

05/03/2012

3,815,000

3,814,390

Total Short-Term Investments (Cost $4,324,367)

4,324,379

Total Investments in Securities

(Cost $293,458,878)*

99.49
%

295,380,595

Other Assets and Liabilities, Net

0.51

1,500,911

Total Net Assets

100.00
%

$
296,881,506

(a)
Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the
Board of Trustees.

(i)
Illiquid security.

±
Variable rate investment.

144A
Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of
1933, as amended.

#
All or a portion of this security is segregated as collateral for investments in derivative instruments.

*
Cost for federal income tax purposes is $297,086,264 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation

$
1,921,756

Gross unrealized depreciation

(3,627,425
)

Net unrealized depreciation

$
(1,705,669
)

The accompanying notes are an integral part of these financial statements.

16

Wells Fargo Advantage Allocation Funds

Portfolio of Investments—November 30, 2011 (Unaudited)

MODERATE BALANCED FUND

Security Name

Shares

Value

Affiliated Master Portfolios: 98.74%

Wells Fargo Advantage C&B Large Cap Value Portfolio

N/A

$
6,313,143

Wells Fargo Advantage Diversified Large Cap Growth Portfolio

N/A

18,951,155

Wells Fargo Advantage Emerging Growth Portfolio

N/A

1,916,008

Wells Fargo Advantage Equity Value Portfolio

N/A

6,380,148

Wells Fargo Advantage Index Portfolio

N/A

19,017,214

Wells Fargo Advantage Inflation-Protected Bond Portfolio

N/A

8,320,286

Wells Fargo Advantage International Equity Portfolio

N/A

2,859,572

Wells Fargo Advantage International Growth Portfolio

N/A

2,855,165

Wells Fargo Advantage International Index Portfolio

N/A

2,868,594

Wells Fargo Advantage International Value Portfolio

N/A

2,854,761

Wells Fargo Advantage Large Company Value Portfolio

N/A

6,327,584

Wells Fargo Advantage Managed Fixed Income Portfolio

N/A

58,064,423

Wells Fargo Advantage Small Cap Value Portfolio

N/A

1,933,178

Wells Fargo Advantage Small Company Growth Portfolio

N/A

1,899,719

Wells Fargo Advantage Small Company Value Portfolio

N/A

1,930,937

Wells Fargo Advantage Stable Income Portfolio

N/A

27,788,792

Wells Fargo Advantage Total Return Bond Portfolio

N/A

16,614,891

Total Affiliated Master Portfolios (Cost $184,812,585)

186,895,570

Principal

Other: 0.02%

Gryphon Funding Limited, Pass-Through Entity(a)(i)

$
44,522

15,983

VFNC Corporation, Pass-Through Entity, 0.26%(a)(i)±144A

50,869

24,926

Total Other (Cost $28,594)

40,909

Yield

Maturity Date

Short-Term Investments: 0.92%

U.S. Treasury Securities: 0.92%

U.S. Treasury Bill#

0.01
%

02/02/2012

1,740,000

1,739,964

Total Short-Term Investments (Cost $1,739,774)

1,739,964

Total Investments in Securities

(Cost $186,580,953)*

99.68
%

188,676,443

Other Assets and Liabilities, Net

0.32

612,166

Total Net Assets

100.00
%

$
189,288,609

(a)
Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the
Board of Trustees.

(i)
Illiquid security.

±
Variable rate investment.

144A
Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of
1933, as amended.

#
All or a portion of this security is segregated as collateral for investments in derivative instruments.

*
Cost for federal income tax purposes is $187,105,920 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation

$
2,095,490

Gross unrealized depreciation

(524,967
)

Net unrealized appreciation

$
1,570,523

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities—November 30, 2011 (Unaudited)

Wells Fargo Advantage Allocation Funds

17

Conservative Allocation Fund

Growth Balanced Fund

Moderate Balanced Fund

Assets

Investments

In affiliated Master Portfolios, at value

$
37,462,233

$
290,830,914

$
186,895,570

In unaffiliated securities, at value

186,737

4,549,681

1,780,873

Total investments, at value (see cost below)

37,648,970

295,380,595

188,676,443

Receivable for Fund shares sold

135,486

122,731

144,338

Receivable for daily variation margin on open futures contracts

84,625

2,358,375

980,625

Receivable from adviser

4,049

0

0

Prepaid expenses and other assets

44,432

39,397

31,631

Total assets

37,917,562

297,901,098

189,833,037

Liabilities

Payable for Fund shares redeemed

20,832

845,006

419,292

Advisory fee payable

0

6,822

6,048

Distribution fees payable

N/A

6,232

2,005

Due to related parties

4,585

43,890

25,063

Shareholder report expenses payable

35,946

51,740

34,698

Shareholder servicing fees payable

6,594

57,820

38,255

Professional fees payable

12,585

429

19,067

Accrued expenses and other liabilities

10,663

7,653

0

Total liabilities

91,205

1,019,592

544,428

Total net assets

$
37,826,357

$
296,881,506

$
189,288,609

NET ASSETS CONSIST OF

Paid-in capital

$
63,964,870

$
490,856,406

$
202,832,969

Undistributed net investment income

406,050

7,345,501

5,877,073

Accumulated net realized losses on investments

(26,710,451
)

(206,814,602
)

(23,012,212
)

Net unrealized gains on investments

165,888

5,494,201

3,590,779

Total net assets

$
37,826,357

$
296,881,506

$
189,288,609

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]

Net assets – Class A

N/A

$
50,920,966

$
10,061,853

Shares outstanding – Class A

N/A

1,888,091

536,312

Net asset value per share – Class A

N/A

$26.97

$18.76

  Maximum offering price per share – Class
A2

N/A

$28.62

$19.90

Net assets – Class B

N/A

$
2,739,789

$
767,529

Shares outstanding – Class B

N/A

114,335

41,193

Net asset value per share – Class B

N/A

$23.96

$18.63

Net assets – Class C

N/A

$
7,425,197

$
2,513,206

Shares outstanding – Class C

N/A

312,640

135,814

Net asset value per share – Class C

N/A

$23.75

$18.50

Net assets – Administrator Class

$
37,826,357

$
235,795,554

$
175,946,021

Shares outstanding – Administrator Class

2,233,694

9,709,976

9,306,309

Net asset value per share – Administrator Class

$16.93

$24.28

$18.91

Total investments, at cost

$
37,614,840

$
293,458,878

$
186,580,953

1.
Each Fund has an unlimited number of authorized shares.

2.
Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

18

Wells Fargo Advantage Allocation Funds

Statements of Operations—Six Months Ended November 30, 2011 (Unaudited)

Conservative Allocation Fund

Growth Balanced Fund

Moderate Balanced Fund

Investment income

Dividends allocated from affiliated Master Portfolios*

$
67,335

$
1,817,190

$
696,477

Interest allocated from affiliated Master Portfolios

510,696

2,203,316

2,077,596

Interest

223

2,734

1,270

Expenses allocated from affiliated Master Portfolios

(93,511
)

(817,129
)

(498,762
)

Waivers allocated from affiliated Master Portfolios

15,433

53,715

60,967

Total investment income

500,176

3,259,826

2,337,548

Expenses

Advisory fee

46,115

388,017

241,067

Administration fees

Fund level

9,223

77,603

48,213

Class A

N/A

69,574

13,107

Class B

N/A

4,285

1,150

Class C

N/A

9,971

3,117

Administrator Class

18,446

122,965

89,744

Shareholder servicing fees

Class A

N/A

66,898

12,602

Class B

N/A

4,121

1,105

Class C

N/A

9,587

2,997

Administrator Class

46,115

307,159

224,363

Distribution fees

Class B

N/A

12,362

3,316

Class C

N/A

28,762

8,992

Custody and accounting fees

2,793

6,525

7,776

Professional fees

8,500

5,563

5,245

Registration fees

5,785

28,325

30,111

Shareholder report expenses

6,601

36,521

12,558

Trustees’ fees and expenses

4,053

6,001

6,172

Other fees and expenses

751

2,331

4,529

Total expenses

148,382

1,186,570

716,164

Less: Fee waivers and/or expense reimbursements

(69,667
)

(354,054
)

(257,060
)

Net expenses

78,715

832,516

459,104

Net investment income

421,461

2,427,310

1,878,444

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:

Securities transactions allocated from affiliated Master Portfolios

344,569

1,526,502

1,379,463

Unaffiliated securities

3,242

33,599

6,101

Futures transactions

(470,515
)

(12,794,174
)

(5,242,022
)

Net realized losses on investments

(122,704
)

(11,234,073
)

(3,856,458
)

Net change in unrealized gains (losses) on:

Securities transactions allocated from affiliated Master Portfolios

(890,497
)

(21,530,304
)

(8,087,273
)

Unaffiliated securities

(4,370
)

(44,864
)

(8,456
)

Futures transactions

95,086

2,352,503

1,033,283

Net change in unrealized gains (losses) on investments

(799,781
)

(19,222,665
)

(7,062,446
)

Net realized and unrealized gains (losses) on investments

(922,485
)

(30,456,738
)

(10,918,904
)

Net decrease in net assets resulting from operations

$
(501,024
)

$
(28,029,428
)

$
(9,040,460
)

* Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios of

$1,220

$33,173

$12,745

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

Wells Fargo Advantage Allocation Funds

19

Conservative Allocation Fund

  Six Months Ended
 November 30, 2011
(Unaudited)

  Year Ended
May 31, 2011[1]

  Year Ended
September 30, 2010

Operations

Net investment income

$
421,461

$
600,434

$
4,536,562

Net realized gains (losses) on investments

(122,704
)

2,278,283

(3,612,403
)

Net change in unrealized gains (losses) on investments

(799,781
)

(241,277
)

13,396,314

Net increase (decrease) in net assets resulting from operations

(501,024
)

2,637,440

14,320,473

Distributions to shareholders from

Net investment income

Administrator Class

0

(2,525,007
)

(12,043,396
)

Tax basis return of capital

Administrator Class

0

(2,372,388
)

0

Total distributions to shareholders

0

(4,897,395
)

(12,043,396
)

Capital share transactions

Shares

Shares

Shares

Proceeds from shares sold

Administrator Class

240,780

4,069,611

181,411

3,136,513

2,776,375

55,852,362

Reinvestment of distributions

Administrator Class

0

0

293,455

4,809,732

697,266

12,013,888

Payment for shares redeemed

Administrator Class

(150,980
)

(2,544,837
)

(476,963
)

(8,623,991
)

(25,642,904
)

(454,791,994
)

Net increase (decrease) in net assets resulting from capital share transactions

1,524,774

(677,746
)

(386,925,744
)

Total increase (decrease) in net assets

1,023,750

(2,937,701
)

(384,648,667
)

Net assets

Beginning of period

36,802,607

39,740,308

424,388,975

End of period

$
37,826,357

$
36,802,607

$
39,740,308

Undistributed (overdistributed) net investment income

$
406,050

$
(15,411
)

$
1,935,677

1.
For the eight months ended May 31, 2011. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these
financial statements.

20

Wells Fargo Advantage Allocation Funds

Statements of Changes in Net Assets

Growth Balanced Fund

  Six Months Ended
 November 30, 2011
(Unaudited)

  Year Ended
May 31, 2011[1]

  Year Ended
September 30, 2010

Operations

Net investment income

$
2,427,310

$
3,700,777

$
16,668,024

Net realized gains (losses) on investments

(11,234,073
)

36,788,598

8,277,176

Net change in unrealized gains (losses) on investments

(19,222,665
)

15,244,096

11,240,793

Net increase (decrease) in net assets resulting from operations

(28,029,428
)

55,733,471

36,185,993

Distributions to shareholders from

Net investment income

Class A

0

(1,831,439
)

(886,051
)

Class B

0

(166,700
)

(74,228
)

Class C

0

(232,063
)

(84,420
)

Administrator Class

0

(10,370,570
)

(14,342,061
)

Total distributions to shareholders

0

(12,600,772
)

(15,386,760
)

Capital share transactions

Shares

Shares

Shares

Proceeds from shares sold

Class A

66,335

1,773,754

179,294

5,038,949

414,475

10,153,770

Class B

1,206

30,437

9,284

231,449

6,643

123,523

Class C

16,460

396,228

27,915

696,561

15,105

314,028

Administrator Class

458,450

11,097,747

671,413

17,027,091

12,751,074

283,257,813

13,298,166

22,994,050

293,849,134

Reinvestment of distributions

Class A

0

0

64,810

1,767,373

34,645

859,542

Class B

0

0

6,561

160,081

3,243

72,091

Class C

0

0

9,145

221,130

3,638

80,397

Administrator Class

0

0

418,516

10,253,635

639,777

14,299,010

0

12,402,219

15,311,040

Payment for shares redeemed

Class A

(224,860
)

(6,045,401
)

(332,434
)

(9,314,886
)

(607,439
)

(15,152,309
)

Class B

(45,951
)

(1,104,155
)

(156,884
)

(3,941,068
)

(356,007
)

(7,884,918
)

Class C

(27,222
)

(639,396
)

(47,904
)

(1,187,126
)

(45,667
)

(1,011,839
)

Administrator Class

(1,100,474
)

(26,378,768
)

(3,013,171
)

(75,250,262
)

(44,911,710
)

(980,802,485
)

(34,167,720
)

(89,693,342
)

(1,004,851,551
)

Net asset value of shares issued in acquisition

Administrator Class

0

0

0

0

4,302,152

93,512,961

Net decrease in net assets resulting from capital share transactions

(20,869,554
)

(54,297,073
)

(602,178,416
)

Total decrease in net assets

(48,898,982
)

(11,164,374
)

(581,379,183
)

Net assets

Beginning of period

345,780,488

356,944,862

938,324,045

End of period

$
296,881,506

$
345,780,488

$
356,944,862

Undistributed net investment income

$
7,345,501

$
4,918,191

$
13,770,707

1.
For the eight months ended May 31, 2011. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these
financial statements.

Statements of Changes in Net Assets

Wells Fargo Advantage Allocation Funds

21

Moderate Balanced Fund

Six Months Ended November 30, 2011 (Unaudited)

  Year Ended
May 31, 2011[1]

Year Ended September 30, 2010

Operations

Net investment income

$
1,878,444

$
2,766,767

$
6,677,315

Net realized gains (losses) on investments

(3,856,458
)

14,249,216

6,502,076

Net change in unrealized gains (losses) on investments

(7,062,446
)

4,869,833

7,733,720

Net increase (decrease) in net assets resulting from operations

(9,040,460
)

21,885,816

20,913,111

Distributions to shareholders from

Net investment income

Class A

0

(184,076
)

(296,526
)

Class B

0

(16,094
)

(36,142
)

Class C

0

(29,290
)

(42,451
)

Administrator Class

0

(4,333,803
)

(7,225,301
)

Total distributions to shareholders

0

(4,563,263
)

(7,600,420
)

Capital share transactions

Shares

Shares

Shares

Proceeds from shares sold

Class A

101,520

1,926,428

183,838

3,456,044

202,034

3,716,472

Class B

4,877

89,849

6,690

126,159

3,804

88,531

Class C

23,980

453,557

36,849

695,341

31,794

588,499

Administrator Class

630,878

12,000,028

825,267

15,744,997

1,654,769

26,552,692

14,469,862

20,022,541

30,946,194

Reinvestment of distributions

Class A

0

0

9,283

172,108

16,708

286,367

Class B

0

0

803

14,881

1,955

33,463

Class C

0

0

1,461

26,907

2,301

39,202

Administrator Class

0

0

226,734

4,226,315

417,205

7,188,444

0

4,440,211

7,547,476

Payment for shares redeemed

Class A

(110,082
)

(2,094,221
)

(92,945
)

(1,760,092
)

(280,339
)

(4,869,463
)

Class B

(19,690
)

(366,611
)

(21,908
)

(415,122
)

(36,615
)

(632,134
)

Class C

(9,704
)

(181,710
)

(13,893
)

(261,052
)

(22,177
)

(383,446
)

Administrator Class

(1,051,802
)

(19,965,785
)

(1,055,717
)

(20,035,231
)

(11,510,745
)

(200,941,927
)

(22,608,327
)

(22,471,497
)

(206,826,970
)

Net increase (decrease) in net assets resulting from capital share transactions

(8,138,465
)

1,991,255

(168,333,300
)

Total increase (decrease) in net assets

(17,178,925
)

19,313,808

(155,020,609
)

Net assets

Beginning of period

206,467,534

187,153,726

342,174,335

End of period

$
189,288,609

$
206,467,534

$
187,153,726

Undistributed net investment income

$
5,877,073

$
3,998,629

$
5,281,923

1.
For the eight months ended May 31, 2011. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these
financial statements.

22

Wells Fargo Advantage Allocation Funds

Financial Highlights

Beginning Net Asset Value Per Share

Net Investment Income[1]

     Net Realized and Unrealized Gains
(Losses) on Investments

Distributions from Net Investment Income

Distributions from Net Realized Gains

Conservative Allocation Fund

Administrator Class

June 1, 2011 to November 30, 2011 (Unaudited)

$
17.17

0.19

(0.43
)

0.00

0.00

  October 1, 2010 to May 31,
2011[5]

$
18.52

0.29
[4]

0.95

(1.48
)

0.00

October 1, 2009 to September 30, 2010

$
17.45

1.15

0.57

(0.65
)

0.00

October 1, 2008 to September 30, 2009

$
17.77

0.58

(0.05
)

(0.75
)

(0.10
)

October 1, 2007 to September 30, 2008

$
20.35

0.73

(2.04
)

(0.72
)

(0.55
)

October 1, 2006 to September 30, 2007

$
19.74

0.70

0.84

(0.64
)

(0.29
)

October 1, 2005 to September 30, 2006

$
19.78

0.67

0.30

(0.63
)

(0.38
)

Growth Balanced Fund

Class A

June 1, 2011 to November 30, 2011 (Unaudited)

$
29.34

0.17

(2.54
)

0.00

0.00

  October 1, 2010 to May 31,
2011[5]

$
25.89

0.23

4.11

(0.89
)

0.00

October 1, 2009 to September 30, 2010

$
24.12

0.40
[4]

1.75

(0.38
)

0.00

October 1, 2008 to September 30, 2009

$
25.63

0.41
[4]

(1.32
)

(0.52
)

(0.08
)

October 1, 2007 to September 30, 2008

$
36.21

0.63
[4]

(7.32
)

(0.63
)

(3.26
)

October 1, 2006 to September 30, 2007

$
33.51

0.61

4.40

(0.53
)

(1.78
)

October 1, 2005 to September 30, 2006

$
33.09

0.60

1.98

(0.45
)

(1.71
)

Class B

June 1, 2011 to November 30, 2011 (Unaudited)

$
26.17

0.08
[4]

(2.29
)

0.00

0.00

  October 1, 2010 to May 31,
2011[5]

$
23.07

0.12
[4]

3.62

(0.64
)

0.00

October 1, 2009 to September 30, 2010

$
21.46

0.22
[4]

1.53

(0.14
)

0.00

October 1, 2008 to September 30, 2009

$
22.70

0.22
[4]

(1.13
)

(0.25
)

(0.08
)

October 1, 2007 to September 30, 2008

$
32.51

0.36
[4]

(6.52
)

(0.39
)

(3.26
)

October 1, 2006 to September 30, 2007

$
30.29

0.33

3.95

(0.28
)

(1.78
)

October 1, 2005 to September 30, 2006

$
30.12

0.30

1.81

(0.23
)

(1.71
)

Class C

June 1, 2011 to November 30, 2011 (Unaudited)

$
25.94

0.05

(2.24
)

0.00

0.00

  October 1, 2010 to May 31,
2011[5]

$
22.93

0.12
[4]

3.60

(0.71
)

0.00

October 1, 2009 to September 30, 2010

$
21.42

0.19
[4]

1.56

(0.24
)

0.00

October 1, 2008 to September 30, 2009

$
22.77

0.23
[4]

(1.17
)

(0.33
)

(0.08
)

October 1, 2007 to September 30, 2008

$
32.60

0.36
[4]

(6.54
)

(0.39
)

(3.26
)

October 1, 2006 to September 30, 2007

$
30.37

0.33

3.97

(0.29
)

(1.78
)

October 1, 2005 to September 30, 2006

$
30.19

0.32

1.80

(0.23
)

(1.71
)

Administrator Class

June 1, 2011 to November 30, 2011 (Unaudited)

$
26.39

0.25

(2.36
)

0.00

0.00

  October 1, 2010 to May 31,
2011[5]

$
23.39

0.31
[4]

3.64

(0.95
)

0.00

October 1, 2009 to September 30, 2010

$
21.81

0.46
[4]

1.55

(0.43
)

0.00

October 1, 2008 to September 30, 2009

$
23.29

0.41
[4]

(1.21
)

(0.60
)

(0.08
)

October 1, 2007 to September 30, 2008

$
33.29

0.64
[4]

(6.67
)

(0.71
)

(3.26
)

October 1, 2006 to September 30, 2007

$
30.98

0.70

3.99

(0.60
)

(1.78
)

October 1, 2005 to September 30, 2006

$
30.76

0.62

1.85

(0.54
)

(1.71
)

Moderate Balanced Fund

Class A

June 1, 2011 to November 30, 2011 (Unaudited)

$
19.64

0.16

(1.04
)

0.00

0.00

  October 1, 2010 to May 31,
2011[5]

$
17.97

0.28

1.80

(0.41
)

0.00

October 1, 2009 to September 30, 2010

$
17.12

0.38
[4]

1.03

(0.56
)

0.00

October 1, 2008 to September 30, 2009

$
17.85

0.38

(0.36
)

(0.57
)

(0.18
)

October 1, 2007 to September 30, 2008

$
22.76

0.55

(3.34
)

(0.61
)

(1.51
)

October 1, 2006 to September 30, 2007

$
21.97

0.65
[4]

1.73

(0.61
)

(0.98
)

October 1, 2005 to September 30, 2006

$
22.23

0.60

0.75

(0.51
)

(1.10
)

Please see footnotes on page 24.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Wells Fargo Advantage Allocation Funds

23

Distribution from Tax Basis Return of Capital

Ending Net Asset Value Per Share

Ratio to Average Net Assets (Annualized)

Total Return[2]

Portfolio Turnover Rate[3]

Net Assets at End of Period (000’s omitted)

Net
Investment Income[1]

Gross Expenses[1]

Net Expenses[1]

0.00

$
16.93

2.28
%

1.23
%

0.85
%

(1.40
)%

67
%

$
37,826

(1.11
)

$
17.17

2.46
%

1.27
%

0.85
%

7.37
%

72
%

$
36,803

0.00

$
18.52

1.44
%

1.13
%

0.85
%

10.12
%

112
%

$
39,740

0.00

$
17.45

3.18
%

1.09
%

0.85
%

3.68
%

130
%

$
424,389

0.00

$
17.77

3.80
%

1.06
%

0.85
%

(6.85
)%

100
%

$
479,238

0.00

$
20.35

3.75
%

1.05
%

0.85
%

8.05
%

91
%

$
615,216

0.00

$
19.74

3.69
%

1.04
%

0.85
%

5.14
%

106
%

$
515,658

0.00

$
26.97

1.39
%

1.36
%

1.20
%

(8.08
)%

58
%

$
50,921

0.00

$
29.34

1.43
%

1.35
%

1.20
%

17.02
%

70
%

$
60,055

0.00

$
25.89

1.61
%

1.38
%

1.20
%

9.00
%

94
%

$
55,284

0.00

$
24.12

1.95
%

1.32
%

1.20
%

(2.95
)%

105
%

$
55,318

0.00

$
25.63

2.09
%

1.34
%

1.20
%

(20.42
)%

80
%

$
55,626

0.00

$
36.21

1.89
%

1.32
%

1.20
%

15.55
%

75
%

$
79,411

0.00

$
33.51

1.89
%

1.30
%

1.20
%

8.13
%

80
%

$
64,560

0.00

$
23.96

0.63
%

2.10
%

1.95
%

(8.44
)%

58
%

$
2,740

0.00

$
26.17

0.62
%

2.09
%

1.95
%

16.43
%

70
%

$
4,163

0.00

$
23.07

0.96
%

2.12
%

1.95
%

8.19
%

94
%

$
6,924

0.00

$
21.46

1.21
%

2.08
%

1.95
%

(3.66
)%

105
%

$
13,869

0.00

$
22.70

1.31
%

2.09
%

1.95
%

(21.02
)%

80
%

$
31,892

0.00

$
32.51

1.12
%

2.06
%

1.95
%

14.69
%

75
%

$
66,097

0.00

$
30.29

1.12
%

2.05
%

1.95
%

7.30
%

80
%

$
73,602

0.00

$
23.75

0.64
%

2.11
%

1.95
%

(8.44
)%

58
%

$
7,425

0.00

$
25.94

0.68
%

2.10
%

1.95
%

16.45
%

70
%

$
8,388

0.00

$
22.93

0.84
%

2.12
%

1.95
%

8.20
%

94
%

$
7,665

0.00

$
21.42

1.21
%

2.06
%

1.95
%

(3.69
)%

105
%

$
7,738

0.00

$
22.77

1.33
%

2.08
%

1.95
%

(21.02
)%

80
%

$
9,588

0.00

$
32.60

1.12
%

2.06
%

1.95
%

14.72
%

75
%

$
15,226

0.00

$
30.37

1.12
%

2.05
%

1.95
%

7.29
%

80
%

$
16,351

0.00

$
24.28

1.64
%

1.20
%

0.95
%

(8.00
)%

58
%

$
235,796

0.00

$
26.39

1.66
%

1.19
%

0.95
%

17.19
%

70
%

$
273,174

0.00

$
23.39

2.04
%

1.19
%

0.95
%

9.32
%

94
%

$
287,073

0.00

$
21.81

2.18
%

1.14
%

0.95
%

(2.68
)%

105
%

$
861,399

0.00

$
23.29

2.32
%

1.16
%

0.95
%

(20.25
)%

80
%

$
1,161,210

0.00

$
33.29

2.12
%

1.14
%

0.95
%

15.84
%

75
%

$
1,804,249

0.00

$
30.98

2.13
%

1.12
%

0.95
%

8.40
%

80
%

$
1,919,297

0.00

$
18.76

1.73
%

1.33
%

1.15
%

(4.48
)%

62
%

$
10,062

0.00

$
19.64

1.89
%

1.34
%

1.15
%

11.72
%

70
%

$
10,702

0.00

$
17.97

2.42
%

1.37
%

1.15
%

8.41
%

103
%

$
7,992

0.00

$
17.12

2.47
%

1.31
%

1.15
%

0.94
%

116
%

$
8,669

0.00

$
17.85

2.88
%

1.31
%

1.15
%

(13.39
)%

89
%

$
8,524

0.00

$
22.76

2.80
%

1.28
%

1.15
%

11.33
%

82
%

$
9,839

0.00

$
21.97

2.75
%

1.27
%

1.15
%

6.39
%

93
%

$
5,618

24	Wells Fargo Advantage Allocation Funds	Financial Highlights

	Beginning Net Asset Value Per Share	Net Investment Income[1]		Net Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gains

Moderate Balanced Fund (continued)
Class B
June 1, 2011 to November 30, 2011 (Unaudited)	$19.58	0.09	[4]	(1.04)	0.00	0.00
October 1, 2010 to May 31, 2011[5]	$17.85	0.14	[4]	1.84	(0.25)	0.00
October 1, 2009 to September 30, 2010	$16.99	0.30		0.97	(0.41)	0.00
October 1, 2008 to September 30, 2009	$17.67	0.26	[4]	(0.34)	(0.42)	(0.18)
October 1, 2007 to September 30, 2008	$22.53	0.42		(3.34)	(0.43)	(1.51)
October 1, 2006 to September 30, 2007	$21.76	0.47	[4]	1.72	(0.44)	(0.98)
October 1, 2005 to September 30, 2006	$22.04	0.42		0.76	(0.36)	(1.10)
Class C
June 1, 2011 to November 30, 2011 (Unaudited)	$19.45	0.09	[4]	(1.04)	0.00	0.00
October 1, 2010 to May 31, 2011[5]	$17.77	0.14	[4]	1.83	(0.29)	0.00
October 1, 2009 to September 30, 2010	$16.96	0.28	[4]	0.99	(0.46)	0.00
October 1, 2008 to September 30, 2009	$17.64	0.26	[4]	(0.34)	(0.42)	(0.18)
October 1, 2007 to September 30, 2008	$22.52	0.41		(3.33)	(0.45)	(1.51)
October 1, 2006 to September 30, 2007	$21.77	0.47	[4]	1.72	(0.46)	(0.98)
October 1, 2005 to September 30, 2006	$22.05	0.43		0.75	(0.36)	(1.10)
Administrator Class
June 1, 2011 to November 30, 2011 (Unaudited)	$19.77	0.21		(1.07)	0.00	0.00
October 1, 2010 to May 31, 2011[5]	$18.11	0.29		1.83	(0.46)	0.00
October 1, 2009 to September 30, 2010	$17.23	0.52	[4]	0.95	(0.59)	0.00
October 1, 2008 to September 30, 2009	$17.98	0.42	[4]	(0.37)	(0.62)	(0.18)
October 1, 2007 to September 30, 2008	$22.90	0.60		(3.36)	(0.65)	(1.51)
October 1, 2006 to September 30, 2007	$22.08	0.67	[4]	1.77	(0.64)	(0.98)
October 1, 2005 to September 30, 2006	$22.32	0.64		0.78	(0.56)	(1.10)

1.	Includes net expenses allocated from the Master Portfolios in which the Fund invests.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective Master Portfolio by the corresponding Master Portfolio’s portfolio turnover rate.

4.	Calculated based upon average shares outstanding.

5.	For the eight months ended May 31, 2011. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Allocation Funds	25

Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)			Total Return[2]	Portfolio Turnover Rate[3]	Net Assets at End of Period (000’s omitted)
	Net Investment Income[1]	Gross Expenses[1]	Net Expenses[1]

$18.63	0.98%	2.08%	1.90%	(4.85)%	62%	$768
$19.58	1.11%	2.09%	1.90%	11.16%	70%	$1,097
$17.85	1.65%	2.12%	1.90%	7.58%	103%	$1,257
$16.99	1.72%	2.06%	1.90%	0.19%	116%	$1,720
$17.67	2.13%	2.06%	1.90%	(14.06)%	89%	$2,177
$22.53	2.01%	2.03%	1.90%	10.49%	82%	$3,699
$21.76	1.99%	2.02%	1.90%	5.60%	93%	$3,283

$18.50	0.98%	2.08%	1.90%	(4.88)%	62%	$2,513
$19.45	1.16%	2.09%	1.90%	11.17%	70%	$2,364
$17.77	1.59%	2.12%	1.90%	7.58%	103%	$1,726
$16.96	1.72%	2.05%	1.90%	0.21%	116%	$1,445
$17.64	2.13%	2.05%	1.90%	(14.05)%	89%	$1,677
$22.52	2.03%	2.03%	1.90%	10.49%	82%	$2,034
$21.77	2.00%	2.02%	1.90%	5.58%	93%	$1,602

$18.91	1.98%	1.17%	0.90%	(4.35)%	62%	$175,946
$19.77	2.14%	1.18%	0.90%	11.93%	70%	$192,305
$18.11	3.06%	1.18%	0.90%	8.65%	103%	$176,179
$17.23	2.72%	1.13%	0.90%	1.14%	116%	$330,340
$17.98	3.13%	1.13%	0.90%	(13.17)%	89%	$407,829
$22.90	3.00%	1.10%	0.90%	11.59%	82%	$533,729
$22.08	2.98%	1.09%	0.90%	6.68%	93%	$558,601

26	Wells Fargo Advantage Allocation Funds	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following funds: Wells Fargo Advantage Conservative Allocation Fund (“Conservative Allocation Fund”), Wells Fargo Advantage Growth Balance Fund (“Growth Balanced Fund”) and Wells Fargo Advantage Moderate Balanced Fund (“Moderate Balanced Fund” ) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.

The Funds each seek to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each, a “Master Portfolio”, collectively, the “Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities, and a Fund investing in a Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the Master Portfolios as partnership investments and records daily its share of the Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the Master Portfolios for the six months ended November 30, 2011 are included in this report and should be read in conjunction with each Fund’s financial statements. As of November 30, 2011, the Funds own the following percentages of the Master Portfolios:

	Conservative Allocation Fund		Growth Balanced Fund		Moderate Balanced Fund
Wells Fargo Advantage C&B Large Cap Value Portfolio	0	%*	4%		2%
Wells Fargo Advantage Diversified Large Cap Growth Portfolio	1		28		11
Wells Fargo Advantage Emerging Growth Portfolio	0	*	0	*	0	*
Wells Fargo Advantage Equity Value Portfolio	0	*	2		1
Wells Fargo Advantage Index Portfolio	0	*	2		1
Wells Fargo Advantage Inflation-Protected Bond Portfolio	2		12		10
Wells Fargo Advantage International Equity Portfolio	1		28		11
Wells Fargo Advantage International Growth Portfolio	0	*	7		3
Wells Fargo Advantage International Index Portfolio	1		29		11
Wells Fargo Advantage International Value Portfolio	0	*	2		1
Wells Fargo Advantage Large Company Value Portfolio	1		28		11
Wells Fargo Advantage Managed Fixed Income Portfolio	10		49		41
Wells Fargo Advantage Small Cap Value Portfolio	0	*	10		4
Wells Fargo Advantage Small Company Growth Portfolio	0	*	2		1
Wells Fargo Advantage Small Company Value Portfolio	0	*	2		1
Wells Fargo Advantage Stable Income Portfolio	25		N/A		75
Wells Fargo Advantage Total Return Bond Portfolio	0	*	1		0	*

*	The amount invested is less than 1%.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in the Master Portfolios are valued daily based on each Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Allocation Funds	27

Certain fixed income securities with maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Funds’ Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Futures contracts

The Funds may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Funds may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses in the Funds and in each Master Portfolio are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method by the Funds and in each Master Portfolio. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income in each Master Portfolio is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Master Portfolio is informed of the ex-dividend date. Dividend income from foreign securities in each Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Each Fund records daily its proportionate share of each Master Portfolio’s interest and dividend income and realized and unrealized gains or losses.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

28	Wells Fargo Advantage Allocation Funds	Notes to Financial Statements (Unaudited)

Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

At May 31, 2011, estimated net capital loss carryforwards, which were available to offset future net realized capital gains, were as follows:

	Expiration
	2016	2017	2018	2019
Conservative Allocation Fund	$0	$15,438,774	$6,065,292	$4,084,882
Growth Balanced Fund	18,749,350	88,421,673	83,831,434	0
Moderate Balanced Fund	0	8,267,263	9,979,052	0

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Class allocations

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Allocation Funds	29

As of November 30, 2011, the inputs used in valuing each Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Conservative Allocation Fund

Equity securities
Affiliated Master Portfolios	$0	$37,462,233	$0	$37,462,233

Other	0	0	21,741	21,741

Short-term investments
U.S. Treasury securities	164,996	0	0	164,996
	$164,996	$37,462,233	$21,741	$37,648,970
Growth Balanced Fund

Equity securities
Affiliated Master Portfolios	$0	$290,830,914	$0	$290,830,914

Other	0	0	225,302	225,302

Short-term investments
U.S. Treasury securities	4,324,379	0	0	4,324,379
	$4,324,379	$290,830,914	$225,302	$295,380,595
Moderate Balanced Fund

Equity securities
Affiliated Master Portfolios	$0	$186,895,570	$0	$186,895,570

Other	0	0	40,909	40,909

Short-term investments
U.S. Treasury securities	1,739,964	0	0	1,739,964
	$1,739,964	$186,895,570	$40,909	$188,676,443

Further details can be found in each Fund’s Portfolio of Investments.

As of November 30, 2011, the inputs used in valuing the Funds’ other financial instruments, which are carried at fair value, were as follows:

Futures contracts+	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Conservative Allocation Fund	$131,758	$0	$0	$131,758
Growth Balanced Fund	3,572,484	0	0	3,572,484
Moderate Balanced Fund	1,495,289	0	0	1,495,289

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended November 30, 2011, the Funds did not have any significant transfers into/out of Level 1 and Level 2.

30	Wells Fargo Advantage Allocation Funds	Notes to Financial Statements (Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Conservative Allocation Fund	Growth Balanced Fund	Moderate Balanced Fund
Other
Balance as of May 31, 2011	$27,557	$285,577	$51,854
Accrued discounts (premiums)	0	0	0
Realized gains	3,242	33,599	6,101
Change in unrealized gains (losses)	(4,311)	(44,674)	(8,112)
Purchases	0	0	0
Sales	(4,747)	(49,200)	(8,934)
Transfers into Level 3	0	0	0
Transfer out of Level 3	0	0	0
Transfers in from Affiliated Master Portfolio	0	0	0
Balance as of November 30, 2011	$21,741	$225,302	$40,909
Change in unrealized gains (losses) relating to securities still held at November 30, 2011	$(3,366)	$(34,887)	$(6,335)

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fees

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Funds. Funds Management is entitled to receive an annual advisory fee of 0.25% of each Fund’s average daily net assets.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Funds. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by the Fund to the adviser. Wells Capital Management Incorporated, an affiliate of Funds Management, is the sub-adviser to each Fund and is entitled to receive a fee from the adviser at an annual rate starting at 0.10% and declining to 0.05% as the average daily net assets of each Fund increase.

Funds Management also serves as the adviser to each Master Portfolio and is entitled to receive a fee from each Master Portfolio for those services.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of each Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Allocation Funds	31

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended November 30, 2011, Wells Fargo Funds Distributor, LLC received the following amounts in front-end sales charges and contingent deferred sales charges.

	Front-end sales charges Class A	Contingent deferred sales charges
		Class B	Class C
Growth Balanced Fund	$6,890	$1,306	$51
Moderate Balanced Fund	3,823	326	250

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C and Administrator Class of each applicable Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities (securities with maturities of one year or less at purchase date), for the six months ended November 30, 2011 were as follows:

	Purchases at Cost*	Sales Proceeds*
Conservative Allocation Fund	$27,897,512	$27,790,901
Growth Balanced Fund	172,412,962	188,273,471
Moderate Balanced Fund	125,011,469	128,693,414

*	The Funds seek to achieve their investment objective by investing some or all of its investable assets in one or more Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying such Fund’s ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio’s purchases and sales.

6. DERIVATIVE TRANSACTIONS

During the six months ended November 30, 2011, the Funds entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At November 30, 2011, the Funds had long and short futures contracts outstanding as follows:

	Expiration Date	Contracts	Type	Contract Value at November 30, 2011	Net Unrealized Gains (Losses)
Conservative Allocation Fund	December 2011	5 Long	S&P 500 Index	$1,557,500	$82,500
	March 2012	13 Short	30-Year U.S. Treasury Bonds	1,837,875	49,258
Growth Balanced Fund	December 2011	149 Long	S&P 500 Index	46,413,500	2,458,500
	March 2012	294 Short	30-Year U.S. Treasury Bonds	41,564,250	1,113,984
Moderate Balanced Fund	December 2011	61 Long	S&P 500 Index	19,001,500	1,006,500
	March 2012	129 Short	30-Year U.S. Treasury Bonds	18,237,375	488,789

32	Wells Fargo Advantage Allocation Funds	Notes to Financial Statements (Unaudited)

The Funds had average notional amounts in futures contracts outstanding during the six months ended November 30, 2011 as follows:

	Long Contracts	Short Contracts
Conservative Allocation Fund	$1,539,352	$1,879,987
Growth Balanced Fund	47,589,580	45,952,075
Moderate Balanced Fund	18,780,100	19,103,915

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2011 was as follows for Conservative Allocation Fund:

	Asset Derivatives
	Balance Sheet Location	Fair Value
Interest rate contracts	Net assets – Net unrealized gains on investments	$49,258	*
Equity contracts	Net assets – Net unrealized gains on investments	82,500	*
		$131,758

*	Amount represents cumulative unrealized gains/losses on futures contracts. Only the variation margin as of November 30, 2011 is reported separately on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended November 30, 2011 was as follows for Conservative Allocation Fund:

	Amount of Realized Gains (Losses) on Derivatives	Change in Unrealized Gains (Losses) on Derivatives
Interest rate contracts	$(328,988)	$62,148
Equity contracts	(141,527)	32,938
	$(470,515)	$95,086

The fair value of derivative instruments as of November 30, 2011 was as follows for Growth Balanced Fund:

	Asset Derivatives
	Balance Sheet Location	Fair Value
Interest rate contracts	Net assets – Net unrealized gains on investments	$1,113,984	*
Equity contracts	Net assets – Net unrealized gains on investments	2,458,500	*
		$3,572,484

*	Amount represents cumulative unrealized gains (losses) on futures contracts. Only the variation margin as of November 30, 2011 is reported separately on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended November 30, 2011 was as follows for Growth Balanced Fund:

	Amount of Realized Gains (Losses) on Derivatives	Change in Unrealized Gains (Losses) on Derivatives
Interest rate contracts	$(8,570,917)	$1,470,091
Equity contracts	(4,223,257)	882,412
	$(12,794,174)	$2,352,503

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Allocation Funds	33

The fair value of derivative instruments as of November 30, 2011 was as follows for Moderate Balanced Fund:

	Asset Derivatives
	Balance Sheet Location	Fair Value
Interest rate contracts	Net assets – Net unrealized gains on investments	$488,789	*
Equity contracts	Net assets – Net unrealized gains on investments	1,006,500	*
		$1,495,289

*	Amount represents cumulative unrealized gains (losses) on futures contracts. Only the variation margin as of November 30, 2011 is reported separately on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended November 30, 2011 was as follows for Moderate Balanced Fund:

	Amount of Realized Gains (Losses) on Derivatives	Change in Unrealized Gains (Losses) on Derivatives
Interest rate contracts	$(3,515,382)	$631,445
Equity contracts	(1,726,640)	401,838
	$(5,242,022)	$1,033,283

7. ACQUISITION

After the close of business on July 16, 2010, Growth Balanced Fund acquired the net assets of Wells Fargo Advantage Aggressive Allocation Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Shareholders holding Administrator Class shares of Wells Fargo Advantage Aggressive Allocation Fund received Administrator Class shares of Growth Balanced Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Wells Fargo Advantage Aggressive Allocation Fund for 4,302,152 shares of Growth Balanced Fund valued at $93,512,961 at an exchange ratio of 0.47. The investment portfolio of Wells Fargo Advantage Aggressive Allocation Fund with a fair value of $93,914,260, identified cost of $90,492,734 and unrealized appreciation of $3,421,526 at July 16, 2010 were the principal assets acquired by Growth Balanced Fund. The aggregate net assets of Wells Fargo Advantage Aggressive Allocation Fund and Growth Balanced Fund immediately prior to the acquisition were $93,512,961 and $835,788,923, respectively. The aggregate net assets of Growth Balanced Fund immediately after the acquisition were $929,301,884. For financial reporting purposes, assets received and shares issued by Growth Balanced Fund were recorded at fair value; however, the cost basis of the investments received from Wells Fargo Advantage Aggressive Allocation Fund was carried forward to align ongoing reporting Growth Balanced Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed October 1, 2009, the beginning of the annual reporting period for Growth Balanced Fund, the pro forma results of operations for the year ended September 30, 2010 would have been:

Net investment income	$17,528,024
Net realized and unrealized gains on investments	$18,668,607
Net increase in net assets resulting from operations	$36,196,631

8. BANK BORROWINGS

Each Fund and certain funds in the Trust are party to a $25,000,000 revolving credit agreement with the Bank of New York Mellon, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on

34	Wells Fargo Advantage Allocation Funds	Notes to Financial Statements (Unaudited)

that day plus 1.25%. In addition, under the credit agreement, the Funds pay an annual commitment fee equal to 0.15% of the unused balance, which is allocated pro rata. For the six months ended November 30, 2011, the Funds paid the following amounts in commitment fees:

Commitment Fee
Conservative Allocation Fund	$50
Growth Balanced Fund	616
Moderate Balanced Fund	276

For the six months ended November 30, 2011, there were no borrowings by the Funds under the agreement.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

11. SUBSEQUENT DISTRIBUTIONS

On December 19, 2011, the Funds declared distributions from net investment income to shareholders of record on December 16, 2011. The per share amounts payable on December 20, 2011 were as follows:

	Conservative Fund	Growth Balanced Fund	Moderate Balanced Fund
Net investment income
Class A	N/A	$0.22485	$0.58319
Class B	N/A	0.00000	0.37498
Class C	N/A	0.05233	0.46989
Administrator Class	$0.22270	0.30098	0.63250

These distributions are not reflected in the accompanying financial statements.

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Allocation Funds	35

C&B LARGE CAP VALUE PORTFOLIO

Security Name	Shares	Value

Common Stocks: 97.18%

Consumer Discretionary: 18.02%

Containers & Packaging: 1.07%
Rock-Tenn Company Class A	65,100	$3,792,075

Hotels, Restaurants & Leisure: 5.65%
Carnival Corporation	174,600	5,796,720
Darden Restaurants Incorporated	104,970	5,008,119
McDonald’s Corporation	97,100	9,274,992

		20,079,831

Household Durables: 2.75%
NVR Incorporated†«	14,600	9,779,810

Media: 3.32%
Omnicom Group Incorporated«	272,800	11,776,776

Multiline Retail: 3.11%
Kohl’s Corporation«	205,100	11,034,380

Specialty Retail: 2.12%
Best Buy Company Incorporated«	278,500	7,544,565

Consumer Staples: 13.51%

Beverages: 4.60%
Coca-Cola Enterprises Incorporated	277,000	7,235,240
Diageo plc ADR	106,430	9,111,472

		16,346,712

Household Products: 5.93%
Colgate-Palmolive Company	108,000	9,882,000
Henkel AG & Company KGaA ADR	74,614	3,647,132
Procter & Gamble Company	116,500	7,522,405

		21,051,537

Personal Products: 1.45%
Avon Products Incorporated«	303,140	5,153,380

Tobacco: 1.53%
Philip Morris International	71,300	5,435,912

Energy: 5.72%

Oil, Gas & Consumable Fuels: 5.72%
Chevron Corporation	69,520	7,148,046
Exxon Mobil Corporation	163,600	13,159,984

		20,308,030

36	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

C&B LARGE CAP VALUE PORTFOLIO

Security Name	Shares	Value

Financials: 20.02%

Capital Markets: 5.05%
Charles Schwab Corporation	521,500	$6,237,140
State Street Corporation	295,400	11,712,610

		17,949,750

Commercial Banks: 1.69%
PNC Financial Services Group Incorporated	110,400	5,984,784

Consumer Finance: 5.52%
American Express Company	212,000	10,184,480
Western Union Company«	539,100	9,401,904

		19,586,384

Diversified Financial Services: 3.21%
Bank of America Corporation	539,100	2,932,704
JPMorgan Chase & Company	273,500	8,470,295

		11,402,999

Insurance: 4.55%
Allstate Corporation	139,200	3,729,168
Axis Capital Holdings Limited	233,500	7,455,655
Willis Group Holdings	141,200	4,978,712

		16,163,535

Health Care: 11.42%

Health Care Equipment & Supplies: 3.80%
Baxter International Incorporated	124,400	6,426,504
Becton Dickinson & Company«	95,800	7,068,124

		13,494,628

Health Care Providers & Services: 4.45%
Cardinal Health Incorporated	151,300	6,424,198
Quest Diagnostics Incorporated«	159,650	9,365,069

		15,789,267

Pharmaceuticals: 3.17%
Johnson & Johnson	173,900	11,254,808

Industrials: 13.68%

Aerospace & Defense: 2.31%
Raytheon Company«	180,000	8,202,600

Air Freight & Logistics: 1.52%
United Parcel Service Incorporated Class B	75,400	5,409,950

Commercial Services & Supplies: 3.77%
Cintas Corporation«	189,800	5,769,920
Republic Services Incorporated	276,700	7,595,415

		13,365,335

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Allocation Funds	37

C&B LARGE CAP VALUE PORTFOLIO

Security Name		Shares	Value

Industrial Conglomerates: 3.78%
3M Company		97,200	$7,877,088
Tyco International Limited		115,630	5,545,615

			13,422,703

Machinery: 2.30%
Illinois Tool Works Incorporated«		179,600	8,161,024

Information Technology: 10.41%

Electronic Equipment & Instruments: 5.25%
Flextronics International Limited†		1,140,800	6,810,576
Molex Incorporated Class A		254,600	5,331,324
TE Connectivity Limited		205,600	6,519,576

			18,661,476

IT Services: 1.65%
Fiserv Incorporated†		101,700	5,864,022

Semiconductors & Semiconductor Equipment: 2.60%
Lam Research Corporation†		226,100	9,218,097

Software: 0.91%
Microsoft Corporation		126,400	3,233,312

Telecommunication Services: 2.74%

Wireless Telecommunication Services: 2.74%
Vodafone Group plc ADR		358,100	9,722,415

Utilities: 1.66%

Electric Utilities: 1.66%
Entergy Corporation		83,900	5,903,204

Total Common Stocks (Cost $314,436,001)			345,093,301

	Dividend Yield
Preferred Stocks: 1.09%

Consumer Staples: 1.09%

Household Products: 1.09%
Henkel AG & Company KGaA ADR	1.86%	68,000	3,889,600

Total Preferred Stocks (Cost $2,726,325)			3,889,600

		Principal

Other: 0.40%
Gryphon Funding Limited, Pass-Through Entity(a)(i)(v)		$1,543,229	554,019
VFNC Corporation, Pass-Through Entity, 0.26%(a)(i)(v)±144A		1,763,251	863,993

Total Other (Cost $596,051)			1,418,012

38	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

C&B LARGE CAP VALUE PORTFOLIO

Security Name	Yield	Shares	Value

Short-Term Investments: 16.12%

Investment Companies: 16.12%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class(l)(u)	0.05%	4,411,441	$4,411,441
Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)(r)	0.17	52,836,424	52,836,424

Total Short-Term Investments (Cost $57,247,865)			57,247,865

Total Investments in Securities
(Cost $375,006,242)*	114.79%	407,648,778
Other Assets and Liabilities, Net	(14.79)	(52,528,979)

Total Net Assets	100.00%	$355,119,799

†	Non-income earning security.

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

(v)	Security represents investment of cash collateral received from securities on loan.

±	Variable rate investment.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $388,063,710 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$32,976,303
Gross unrealized depreciation	(13,391,235)

Net unrealized appreciation	$19,585,068

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Allocation Funds	39

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security Name	Shares	Value

Common Stocks: 97.51%

Consumer Discretionary: 19.52%

Auto Components: 0.80%
Gentex Corporation«	18,160	$535,357
Johnson Controls Incorporated	26,490	833,905

		1,369,262

Hotels, Restaurants & Leisure: 3.66%
McDonald’s Corporation	19,890	1,899,893
Starbucks Corporation«	69,081	3,003,642
Wynn Resorts Limited	11,190	1,349,066

		6,252,601

Household Durables: 0.14%
Tempur-Pedic International Incorporated«†	4,500	245,745

Internet & Catalog Retail: 4.77%
Amazon.com Incorporated†	19,068	3,666,586
priceline.com Incorporated†	9,255	4,496,912

		8,163,498

Media: 1.18%
DIRECTV Group Incorporated†	42,755	2,018,891

Multiline Retail: 1.40%
Dollar General Corporation†	16,190	656,828
Dollar Tree Incorporated†	21,340	1,738,997

		2,395,825

Specialty Retail: 4.69%
CarMax Incorporated†	72,770	2,092,865
Dick’s Sporting Goods Incorporated«	31,515	1,238,855
O’Reilly Automotive Incorporated†	23,880	1,844,491
TJX Companies Incorporated«	24,390	1,504,863
Tractor Supply Company	18,400	1,329,032

		8,010,106

Textiles, Apparel & Luxury Goods: 2.88%
Coach Incorporated	37,300	2,334,607
Fossil Incorporated†	6,000	537,540
Lululemon Athletica Incorporated†	14,790	735,063
Nike Incorporated Class B	8,300	798,294
VF Corporation	3,700	513,153

		4,918,657

Consumer Staples: 3.46%

Beverages: 0.83%
Green Mountain Coffee Roasters Incorporated†	8,410	440,936
The Coca-Cola Company	14,500	974,835

		1,415,771

40	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security Name	Shares	Value

Food & Staples Retailing: 2.41%
Costco Wholesale Corporation	13,060	$1,114,018
Whole Foods Market Incorporated	44,100	3,003,210

		4,117,228

Food Products: 0.22%
Mead Johnson & Company	5,000	376,800

Energy : 9.58%

Energy Equipment & Services: 3.58%
Baker Hughes Incorporated«	15,790	862,292
Ensco International plc ADR	17,450	906,877
National Oilwell Varco Incorporated	18,235	1,307,450
Schlumberger Limited	40,456	3,047,550

		6,124,169

Oil, Gas & Consumable Fuels: 6.00%
Apache Corporation	5,500	546,920
Brigham Exploration Company†	6,990	254,646
Concho Resources Incorporated«†	6,860	697,113
Continental Resources Incorporated«†	16,560	1,168,970
Exxon Mobil Corporation	14,120	1,135,813
Oasis Petroleum Incorporated†	7,420	226,087
Occidental Petroleum Corporation	34,276	3,389,896
Pioneer Natural Resources Company	24,120	2,280,305
Southwestern Energy Company«†	12,700	483,235
Whiting Petroleum Corporation†	1,740	80,927

		10,263,912

Financials: 5.17%

Capital Markets: 0.95%
Ameriprise Financial Incorporated	6,360	291,988
LPL Investment Holdings Incorporated†	11,070	332,100
T. Rowe Price Group Incorporated	1,300	73,788
TD Ameritrade Holding Corporation	57,280	933,091

		1,630,967

Consumer Finance: 3.71%
American Express Company	8,234	395,561
MasterCard Incorporated	11,240	4,209,942
Visa Incorporated Class A	17,990	1,744,490

		6,349,993

Diversified Financial Services: 0.51%
CME Group Incorporated	3,470	865,002

Health Care: 11.29%

Biotechnology: 2.56%
Alexion Pharmaceuticals Incorporated†	55,995	3,844,617
Biogen Idec Incorporated«†	4,600	528,770

		4,373,387

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Allocation Funds	41

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security Name	Shares	Value

Health Care Equipment & Supplies: 2.22%
Intuitive Surgical Incorporated†	4,790	$2,079,866
St. Jude Medical Incorporated	44,540	1,712,118

		3,791,984

Health Care Providers & Services: 1.65%
AmerisourceBergen Corporation	27,303	1,014,306
UnitedHealth Group Incorporated	36,945	1,801,808

		2,816,114

Health Care Technology: 0.45%
Cerner Corporation†	12,750	777,495

Life Sciences Tools & Services: 0.81%
Mettler-Toledo International Incorporated«†	8,680	1,387,064

Pharmaceuticals: 3.60%
Allergan Incorporated	36,188	3,029,659
Shire plc ADR	30,890	3,129,775

		6,159,434

Industrials: 10.37%

Aerospace & Defense: 1.88%
Precision Castparts Corporation	9,457	1,558,041
United Technologies Corporation	21,580	1,653,028

		3,211,069

Air Freight & Logistics: 0.79%
C.H. Robinson Worldwide Incorporated«	19,860	1,360,609

Electrical Equipment: 0.32%
Emerson Electric Company	7,000	365,750
Polypore International Incorporated«†	3,830	187,862

		553,612

Machinery: 3.50%
Caterpillar Incorporated	3,500	342,580
Cummins Incorporated	12,329	1,187,653
Danaher Corporation	61,240	2,962,791
Gardner Denver Incorporated	1,100	94,292
Joy Global Incorporated	15,319	1,398,318

		5,985,634

Road & Rail: 3.88%
Hertz Global Holdings Incorporated«†	65,320	738,769
Kansas City Southern†	21,180	1,440,875
Norfolk Southern Corporation	17,000	1,284,180
Union Pacific Corporation	30,607	3,165,070

		6,628,894

42	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security Name	Shares	Value

Information Technology: 32.51%

Communications Equipment: 3.63%
Cisco Systems Incorporated	5,500	$102,520
F5 Networks Incorporated†	11,950	1,350,709
QUALCOMM Incorporated	84,570	4,634,436
Riverbed Technology Incorporated†	4,678	121,628

		6,209,293

Computers & Peripherals: 9.02%
Apple Incorporated†	31,551	12,058,792
EMC Corporation†	144,978	3,335,944
NetApp Incorporated«†	600	22,098

		15,416,834

Internet Software & Services: 4.92%
Baidu Incorporated ADR†	8,731	1,143,674
eBay Incorporated†	41,980	1,242,188
Google Incorporated Class A†	8,654	5,187,121
Rackspace Hosting Incorporated†	19,240	834,631

		8,407,614

IT Services: 4.98%
Accenture plc«	39,376	2,281,052
Alliance Data Systems Corporation†	7,500	768,075
Cognizant Technology Solutions Corporation Class A†	71,100	4,788,585
VeriFone Holdings Incorporated†	15,650	686,253

		8,523,965

Semiconductors & Semiconductor Equipment: 3.33%
Analog Devices Incorporated	29,820	1,039,525
ARM Holdings plc ADR	43,021	1,216,204
Avago Technologies Limited	35,660	1,066,947
Cavium Incorporated†	6,490	211,834
Maxim Integrated Products Incorporated	7,840	201,096
Microchip Technology Incorporated«	50,640	1,767,842
NetLogic Microsystems Incorporated†	3,930	194,221

		5,697,669

Software: 6.63%
Check Point Software Technologies Limited«†	28,651	1,585,546
Citrix Systems Incorporated†	31,505	2,249,142
Oracle Corporation	72,828	2,283,158
Red Hat Incorporated†	35,011	1,753,351
Salesforce.com Incorporated«†	22,060	2,612,345
VMware Incorporated†	8,742	845,177

		11,328,719

Materials: 4.28%

Chemicals: 4.28%
Air Products & Chemicals Incorporated	11,120	931,300
Ecolab Incorporated	5,500	313,610

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Allocation Funds	43

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security Name		Shares	Value

Chemicals (continued)
Monsanto Company		31,060	$2,281,357
Mosaic Company		2,310	121,876
Praxair Incorporated		35,950	3,666,900

			7,315,043

Telecommunication Services: 1.33%

Wireless Telecommunication Services: 1.33%
American Tower Corporation Class A		28,050	1,654,950
NII Holdings Incorporated†		26,790	616,436

			2,271,386

Total Common Stocks (Cost $153,428,334)			166,734,246

		Principal
Other: 0.82%
Gryphon Funding Limited, Pass-Through Entity(a)(i)(v)		$1,534,086	550,737
VFNC Corporation, Pass-Through Entity, 0.26%(a)(i)(v)144A±		1,752,805	858,874

Total Other (Cost $592,520)			1,409,611

Yield		Shares
Short-Term Investments: 12.21%

Investment Companies: 12.21%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class(l)(u)	0.05%	2,882,662	2,882,662
Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)(r)	0.17	17,993,437	17,993,437

Total Short-Term Investments (Cost $20,876,099)			20,876,099

Total Investments in Securities
(Cost $174,896,953)*	110.54%	189,019,956
Other Assets and Liabilities, Net	(10.54)	(18,025,738)

Total Net Assets	100.00%	$170,994,218

«	All or a portion of this security is on loan.

†	Non-income earning security.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

(v)	Security represents investment of cash collateral received from securities on loan.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investment.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $176,199,074 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$17,375,726
Gross unrealized depreciation	(4,554,844)

Net unrealized appreciation	$12,820,882

The accompanying notes are an integral part of these financial statements.

44	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

EMERGING GROWTH PORTFOLIO

Security Name	Shares	Value

Common Stocks: 96.20%

Consumer Discretionary: 15.82%

Hotels, Restaurants & Leisure: 5.85%
BJ’s Restaurants Incorporated†«	363,480	$17,476,118
Bravo Brio Restaurant Group Incorporated†	287,312	4,950,386
Life Time Fitness Incorporated†«	537,570	21,895,226
Scientific Games Corporation Class A†	737,750	6,344,650
Shuffle Master Incorporated†	717,317	7,955,046

		58,621,426

Household Durables: 0.54%
Sodastream International Limited†«	180,100	5,375,985

Internet & Catalog Retail: 1.77%
Homeaway Incorporated†«	244,985	6,408,808
Shutterfly Incorporated†	418,085	11,321,742

		17,730,550

Media: 1.12%
IMAX Corporation†«	341,510	6,628,709
MDC Partners Incorporated	317,390	4,602,155

		11,230,864

Specialty Retail: 4.57%
Hibbett Sports Incorporated†«	234,250	10,660,718
Mattress Firm Holding Corporation†	118,285	2,612,916
Tractor Supply Company	126,360	9,126,983
Ulta Salon Cosmetics & Fragrance Incorporated†	211,410	14,720,478
Vitamin Shoppe Incorporated†	237,080	8,726,915

		45,848,010

Textiles, Apparel & Luxury Goods: 1.97%
Vera Bradley Incorporated†«	376,029	14,439,514
Warnaco Group Incorporated†«	104,790	5,311,805

		19,751,319

Consumer Staples: 1.49%

Food & Staples Retailing: 1.49%
Fresh Market Incorporated†«	381,270	14,957,222

Energy: 6.32%

Oil, Gas & Consumable Fuels: 6.32%
Approach Resources Incorporated†«	442,770	13,849,846
Brigham Exploration Company†	182,730	6,656,854
Carrizo Oil & Gas Incorporated†«	234,545	6,675,151
Northern Oil & Gas Incorporated†«	1,018,580	24,945,024
Oasis Petroleum Incorporated†«	368,100	11,216,007

		63,342,882

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Allocation Funds	45

EMERGING GROWTH PORTFOLIO

Security Name	Shares	Value

Financials: 2.51%

Capital Markets: 2.51%
Financial Engines Incorporated†«	1,145,230	$25,160,703

Health Care: 23.16%

Biotechnology: 1.14%
Cepheid Incorporated†	210,900	7,233,870
Exact Sciences Corporation†«	495,620	4,207,814

		11,441,684

Health Care Equipment & Supplies: 9.68%
DexCom Incorporated†	959,670	7,696,553
Endologix Incorporated†	1,074,100	12,180,294
Masimo Corporation«	403,950	8,345,607
NxStage Medical Incorporated†«	1,083,360	21,212,189
SonoSite Incorporated†«	481,772	19,945,361
Volcano Corporation†«	769,030	18,971,970
Zoll Medical Corporation†«	188,190	8,662,386

		97,014,360

Health Care Providers & Services: 6.54%
Catalyst Health Solutions Incorporated†	263,555	13,710,131
Centene Corporation†	512,620	19,843,520
HMS Holdings Corporation†«	771,410	23,396,865
IPA The Hospitalist Company†	186,870	8,614,707

		65,565,223

Health Care Technology: 1.39%
Merge Healthcare Incorporated†	690,846	3,737,477
SXC Health Solutions Corporation†	172,770	10,162,331

		13,899,808

Life Sciences Tools & Services: 0.47%
Luminex Corporation†	225,649	4,684,473

Pharmaceuticals: 3.94%
Akorn Incorporated†«	2,723,535	29,305,237
Impax Laboratories Incorporated†«	190,740	3,841,504
Jazz Pharmaceuticals Incorporated†«	161,180	6,385,952

		39,532,693

Industrials: 15.68%

Commercial Services & Supplies: 2.20%
InnerWorkings Incorporated†«	1,080,073	9,807,063
On Assignment Incorporated†	1,173,419	12,227,026

		22,034,089

46	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

EMERGING GROWTH PORTFOLIO

Security Name	Shares	Value

Electrical Equipment: 2.66%
Altra Holdings Incorporated†«	276,770	$4,909,900
Polypore International Incorporated†«	443,650	21,761,033

		26,670,933

Machinery: 5.99%
Chart Industries Incorporated†«	418,885	25,493,341
Robbins & Myers Incorporated«	351,490	18,699,268
The Middleby Corporation†«	173,550	15,841,644

		60,034,253

Road & Rail: 2.35%
Genesee & Wyoming Incorporated†	319,010	19,481,941
Greenbrier Companies Incorporated†«	184,890	4,104,558

		23,586,499

Trading Companies & Distributors: 2.48%
DXP Enterprises Incorporated†	299,216	9,051,284
Titan Machinery Incorporated†	725,472	15,742,742

		24,794,026

Information Technology: 30.98%

Communications Equipment: 2.32%
Aruba Networks Incorporated†«	562,230	11,863,053
Ixia†«	1,033,326	11,366,586

		23,229,639

Electronic Equipment, Instruments & Components: 0.76%
Maxwell Technologies Incorporated†«	450,100	7,638,197

Internet Software & Services: 6.83%
Envestnet Incorporated†	998,930	10,428,829
Liveperson Incorporated†«	474,500	5,969,210
LogMeIn Incorporated†«	496,370	21,348,874
Marchex Incorporated Class B	552,270	3,816,181
Mercadolibre Incorporated«	163,930	14,375,022
SciQuest Incorporated†	859,918	12,554,803

		68,492,919

IT Services: 3.74%
Gartner Incorporated†	210,358	7,957,843
ServiceSource International Incorporated†	215,400	2,873,436
Wright Express Corporation†	508,821	26,702,926

		37,534,205

Semiconductors & Semiconductor Equipment: 3.00%
Cavium Incorporated†«	243,990	7,963,834
Entegris Incorporated†	1,410,640	11,891,695
EZchip Semiconductor Limited†«	220,188	7,118,678

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Allocation Funds	47

EMERGING GROWTH PORTFOLIO

Security Name		Shares	Value

Semiconductors & Semiconductor Equipment (continued)
NetLogic Microsystems Incorporated†		61,940	$3,061,075

			30,035,282

Software: 14.33%
Allot Communications Limited†		709,043	11,954,465
Broadsoft Incorporated†«		410,673	14,406,409
Fortinet Incorporated†		921,600	22,109,184
Imperva Incorporated†		48,128	1,341,327
Mitek Systems Incorporated†«		404,100	2,962,053
Opnet Technologies Incorporated		165,100	5,889,117
PROS Holdings Incorporated†		270,302	4,327,535
Qlik Technologies Incorporated†		292,300	8,000,251
Realpage Incorporated†«		265,417	6,643,388
Solarwinds Incorporated†		169,600	5,561,184
SuccessFactors Incorporated†«		216,750	5,548,800
Synchronoss Technologies Incorporated†		704,201	21,048,568
Taleo Corporation Class A†«		421,597	13,655,527
Ultimate Software Group Incorporated†«		267,170	17,718,714
Velti plc ADR†		327,009	2,419,867

			143,586,389

Materials: 0.24%

Chemicals: 0.24%
LSB Industries Incorporated†		78,200	2,445,314

Total Common Stocks (Cost $912,017,079)			964,238,947

Investment Companies: 1.19%
iShares Russell 2000 Growth Index Fund		141,167	11,956,845

Total Investment Companies (Cost $12,335,172)			11,956,845

		Principal
Other: 0.43%
Gryphon Funding Limited, Pass-Through Entity(a)(i)(v)		$4,731,181	1,698,494
VFNC Corporation, Pass-Through Entity, 0.26%(a)(i)(v)144A ±		5,405,717	2,648,801

Total Other (Cost $1,827,354)			4,347,295

	Yield	Shares

Short-Term Investments: 30.27%

Investment Companies: 30.27%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class(l)(u)	0.05%	18,153,007	18,153,007
Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)(r)	0.17	285,197,862	285,197,862

Total Short-Term Investments (Cost $303,350,869)			303,350,869

Total Investments in Securities
(Cost $1,229,530,474)*	128.09%	1,283,893,956
Other Assets and Liabilities, Net	(28.09)	(281,580,109)

Total Net Assets	100.00%	$1,002,313,847

48	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

EMERGING GROWTH PORTFOLIO

†	Non-income earning security.

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

(v)	Security represents investment of cash collateral received from securities on loan.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investment.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $1,231,069,083 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$118,360,936
Gross unrealized depreciation	(65,536,063)

Net unrealized appreciation	$52,824,873

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Allocation Funds	49

EQUITY VALUE PORTFOLIO

Security Name	Shares	Value

Common Stocks: 98.64%

Consumer Discretionary: 11.33%

Auto Components: 1.47%
Lear Corporation	360,550	$15,117,862

Automobiles: 0.79%
Harley-Davidson Incorporated«	219,800	8,082,046

Hotels, Restaurants & Leisure: 0.87%
Wyndham Worldwide Corporation«	253,450	8,984,803

Media: 2.32%
CBS Corporation Class B	589,000	15,337,560
Viacom Incorporated Class B	191,900	8,589,444

		23,927,004

Multiline Retail: 2.55%
Macy’s Incorporated	577,700	18,677,041
Target Corporation	144,500	7,615,150

		26,292,191

Specialty Retail: 2.56%
Foot Locker Incorporated	652,900	15,401,911
Home Depot Incorporated	133,700	5,243,714
Signet Jewelers Limited	129,550	5,736,474

		26,382,099

Textiles, Apparel & Luxury Goods: 0.77%
PVH Corporation	116,800	7,929,552

Consumer Staples: 4.02%

Food & Staples Retailing: 1.45%
CVS Caremark Corporation	386,000	14,992,240

Food Products: 1.07%
Smithfield Foods Incorporated«†	450,500	11,032,745

Personal Products: 1.01%
Herbalife Limited	188,150	10,404,695

Tobacco: 0.49%
Lorillard Incorporated	45,125	5,036,853

Energy: 12.86%

Energy Equipment & Services: 3.80%
Nabors Industries Limited†	387,000	6,942,780
National Oilwell Varco Incorporated	297,000	21,294,900
Oil States International Incorporated«†	144,900	10,903,725

		39,141,405

50	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

EQUITY VALUE PORTFOLIO

Security Name	Shares	Value

Oil, Gas & Consumable Fuels: 9.06%
Anadarko Petroleum Corporation	180,250	$14,648,918
Apache Corporation	97,125	9,658,110
Chevron Corporation«	348,875	35,871,328
ConocoPhillips	165,400	11,796,328
Marathon Petroleum Corporation	373,700	12,477,843
Spectra Energy Corporation«	143,450	4,220,299
Valero Energy Corporation	212,575	4,734,045

		93,406,871

Financials: 23.37%

Capital Markets: 1.26%
Morgan Stanley	217,500	3,216,825
State Street Corporation	247,014	9,794,105

		13,010,930

Commercial Banks: 5.22%
Fifth Third Bancorp	1,285,000	15,535,650
KeyCorp Incorporated«	1,752,800	12,777,912
PNC Financial Services Group Incorporated	470,300	25,494,963

		53,808,525

Consumer Finance: 5.66%
Capital One Financial Corporation«	273,000	12,192,180
Discover Financial Services	1,175,000	27,988,500
SLM Corporation	1,007,300	12,974,024
Visa Incorporated Class A	53,100	5,149,107

		58,303,811

Diversified Financial Services: 4.67%
Citigroup Incorporated	727,000	19,977,960
JPMorgan Chase & Company	909,400	28,164,118

		48,142,078

Insurance: 6.56%
AFLAC Incorporated	229,700	9,978,168
Lincoln National Corporation	511,000	10,311,980
MetLife Incorporated«	624,200	19,649,816
Prudential Financial Incorporated«	325,800	16,498,512
XL Group plc	539,500	11,124,490

		67,562,966

Health Care: 13.33%

Health Care Providers & Services: 5.97%
CIGNA Corporation	227,500	10,062,325
HCA Holdings Incorporated†	217,300	5,297,774
McKesson Corporation	190,650	15,501,752
UnitedHealth Group Incorporated	628,300	30,642,191

		61,504,042

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Allocation Funds	51

EQUITY VALUE PORTFOLIO

Security Name	Shares	Value

Pharmaceuticals: 7.36%
Abbott Laboratories	91,600	$4,996,780
Bristol-Myers Squibb Company«	319,000	10,437,680
Merck & Company Incorporated	525,000	18,768,750
Pfizer Incorporated	1,565,000	31,409,550
Watson Pharmaceuticals Incorporated†	158,200	10,222,884

		75,835,644

Industrials: 10.78%

Aerospace & Defense: 0.55%
Triumph Group Incorporated«	96,350	5,731,862

Building Products: 0.70%
Owens Corning Incorporated†	251,500	7,218,050

Construction & Engineering: 0.54%
KBR Incorporated	191,400	5,531,460

Electrical Equipment: 0.68%
Emerson Electric Company	133,700	6,985,825

Industrial Conglomerates: 3.05%
General Electric Company«	1,681,000	26,744,710
Tyco International Limited	97,100	4,656,916

		31,401,626

Machinery: 4.14%
Caterpillar Incorporated«	170,800	16,717,904
Cummins Incorporated	64,750	6,237,368
Eaton Corporation	206,250	9,262,688
Timken Company	250,000	10,502,500

		42,720,460

Road & Rail: 1.12%
Hertz Global Holdings Incorporated«†	1,020,000	11,536,200

Information Technology: 10.40%

Communications Equipment: 0.50%
Cisco Systems Incorporated	277,500	5,172,600

Computers & Peripherals: 3.01%
Dell Incorporated†	564,000	8,888,640
EMC Corporation«†	291,400	6,705,114
SanDisk Corporation†	145,800	7,189,398
Seagate Technology plc	481,550	8,234,505

		31,017,657

IT Services: 2.19%
Accenture plc«	173,200	10,033,476
International Business Machines Corporation	31,000	5,828,000

52	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

EQUITY VALUE PORTFOLIO

Security Name	Shares	Value

IT Services (continued)
VeriFone Holdings Incorporated†	154,000	$6,752,900

		22,614,376

Semiconductors & Semiconductor Equipment: 1.80%
Atmel Corporation†	789,669	7,004,364
Broadcom Corporation Class A	203,100	6,163,070
Intel Corporation	214,600	5,345,686

		18,513,120

Software: 2.90%
Electronic Arts Incorporated†	270,900	6,282,171
Oracle Corporation	160,800	5,041,080
Symantec Corporation†	1,135,000	18,557,250

		29,880,501

Materials: 5.24%

Chemicals: 2.43%
Agrium Incorporated	166,650	11,663,834
Huntsman Corporation	648,300	7,085,919
Mosaic Company	118,100	6,230,956

		24,980,709

Metals & Mining: 2.07%
Freeport-McMoRan Copper & Gold Incorporated Class B	539,500	21,364,200

Paper & Forest Products: 0.74%
Domtar Corporation«	97,000	7,617,410

Telecommunication Services: 2.67%

Diversified Telecommunication Services: 2.67%
AT&T Incorporated	950,000	27,531,000

Utilities: 4.64%

Electric Utilities: 3.32%
FirstEnergy Corporation	593,100	26,375,157
PPL Corporation«	261,300	7,844,226

		34,219,383

Gas Utilities: 0.65%
National Fuel Gas Company	115,900	6,716,405

Multi-Utilities: 0.67%
NiSource Incorporated«	300,000	6,872,995

Total Common Stocks (Cost $970,795,657)		1,016,524,201

	Principal
Other: 0.11%
Gryphon Funding Limited, Pass-Through Entity(a)(i)(v)	$1,275,185	457,791
VFNC Corporation, Pass-Through Entity, 0.26%(a)(i)(v)144A±	1,456,992	713,926

Total Other (Cost $492,523)		1,171,717

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Allocation Funds	53

EQUITY VALUE PORTFOLIO

Security Name	Yield	Shares	Value

Short-Term Investments: 9.22%

Investment Companies: 9.22%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class(l)(u)	0.05%	9,432,926	$9,432,926
Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)(r)	0.17	85,549,102	85,549,102

Total Short-Term Investments (Cost $94,982,028)			94,982,028

Total Investments in Securities
(Cost $1,066,270,208)*	107.97%	1,112,677,946
Other Assets and Liabilities, Net	(7.97)	(82,126,499)

Total Net Assets	100.00%	$1,030,551,447

«	All or a portion of this security is on loan.

†	Non-income earning security.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

(v)	Security represents investment of cash collateral received from securities on loan.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investment.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $1,066,784,487 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$83,191,198
Gross unrealized depreciation	(37,297,739)

Net unrealized appreciation	$45,893,459

The accompanying notes are an integral part of these financial statements.

54	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

INDEX PORTFOLIO

Security Name	Shares	Value

Common Stocks: 96.25%

Consumer Discretionary: 10.29%

Auto Components: 0.21%
Johnson Controls Incorporated	135,741	$4,273,127
The Goodyear Tire & Rubber Company†	48,798	682,684

		4,955,811

Automobiles: 0.42%
Ford Motor Company†	758,812	8,043,407
Harley-Davidson Incorporated	47,211	1,735,948

		9,779,355

Distributors: 0.08%
Genuine Parts Company«	31,306	1,831,401

Diversified Consumer Services: 0.11%
Apollo Group Incorporated Class A†	23,208	1,125,124
DeVry Incorporated	12,297	424,369
H&R Block Incorporated«	61,060	960,474

		2,509,967

Hotels, Restaurants & Leisure: 1.92%
Carnival Corporation	92,327	3,065,256
Chipotle Mexican Grill Incorporated†	6,260	2,012,966
Darden Restaurants Incorporated	26,877	1,282,302
International Game Technology	59,609	1,016,930
Marriott International Incorporated Class A	53,539	1,639,364
McDonald’s Corporation	206,037	19,680,654
Starbucks Corporation	148,993	6,478,216
Starwood Hotels & Resorts Worldwide Incorporated	38,375	1,829,720
Wyndham Worldwide Corporation	30,477	1,080,410
Wynn Resorts Limited	15,969	1,925,223
Yum! Brands Incorporated	92,741	5,197,206

		45,208,247

Household Durables: 0.28%
D.R. Horton Incorporated«	55,534	661,410
Harman International Industries Incorporated	13,965	576,755
Leggett & Platt Incorporated«	28,274	632,772
Lennar Corporation«	32,112	591,182
Newell Rubbermaid Incorporated	58,192	890,338
Pulte Homes Incorporated†«	67,279	411,075
Stanley Black & Decker Incorporated	33,621	2,199,822
Whirlpool Corporation«	15,257	748,508

		6,711,862

Internet & Catalog Retail: 0.87%
Amazon.com Incorporated†	72,519	13,944,679
Expedia Incorporated	38,885	1,081,586
Netflix Incorporated†«	11,062	713,831

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Allocation Funds	55

INDEX PORTFOLIO

Security Name	Shares	Value

Internet & Catalog Retail (continued)
priceline.com Incorporated†	9,939	$4,829,261

		20,569,357

Leisure Equipment & Products: 0.12%
Hasbro Incorporated	24,150	864,812
Mattel Incorporated	68,474	1,972,736

		2,837,548

Media: 3.01%
Cablevision Systems Corporation New York Group Class A	44,933	673,995
CBS Corporation Class B	133,773	3,483,449
Comcast Corporation Class A	548,988	12,445,558
DIRECTV Group Incorporated†	147,433	6,961,786
Discovery Communications Incorporated Class C†«	54,659	2,294,585
Gannett Company Incorporated«	48,086	522,214
Interpublic Group of Companies Incorporated	95,559	896,343
McGraw-Hill Companies Incorporated	60,169	2,569,216
News Corporation Class A	456,385	7,959,354
Omnicom Group Incorporated	55,810	2,409,318
Scripps Networks Interactive Incorporated	19,704	784,613
Time Warner Cable Incorporated	64,938	3,927,450
Time Warner Incorporated«	208,638	7,264,775
Viacom Incorporated Class B	114,745	5,135,986
Walt Disney Company«	370,637	13,287,336
Washington Post Company Class B«	998	358,192

		70,974,170

Multiline Retail: 0.75%
Big Lots Incorporated†	13,090	525,040
Family Dollar Stores Incorporated	24,012	1,426,793
JCPenney Company Incorporated«	28,541	914,454
Kohl’s Corporation	56,132	3,019,902
Macy’s Incorporated	85,293	2,757,523
Nordstrom Incorporated	32,692	1,480,294
Sears Holdings Corporation†«	7,685	463,636
Target Corporation	134,840	7,106,068

		17,693,710

Specialty Retail: 1.88%
Abercrombie & Fitch Company Class A	17,362	831,813
AutoNation Incorporated†«	9,898	357,417
AutoZone Incorporated†	5,810	1,907,888
Bed Bath & Beyond Incorporated†	48,863	2,956,700
Best Buy Company Incorporated	60,482	1,638,457
CarMax Incorporated†	45,185	1,299,521
GameStop Corporation Class A†«	27,774	642,135
Gap Incorporated«	69,283	1,294,899
Home Depot Incorporated	312,383	12,251,661
Limited Brands Incorporated	49,447	2,093,092
Lowe’s Companies Incorporated	251,723	6,043,869

56	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

INDEX PORTFOLIO

Security Name	Shares	Value

Specialty Retail (continued)
O’Reilly Automotive Incorporated†	25,591	$1,976,649
Ross Stores Incorporated	23,085	2,056,643
Staples Incorporated	141,622	2,040,773
Tiffany & Company	25,417	1,703,956
TJX Companies Incorporated	76,080	4,694,136
Urban Outfitters Incorporated†	22,173	598,228

		44,387,837

Textiles, Apparel & Luxury Goods: 0.64%
Coach Incorporated	57,717	3,612,507
Nike Incorporated Class B	75,857	7,295,926
Ralph Lauren Corporation	12,926	1,833,682
VF Corporation«	17,308	2,400,447

		15,142,562

Consumer Staples: 10.95%

Beverages: 2.52%
Beam Incorporated	30,847	1,620,084
Brown-Forman Corporation Class B	20,142	1,607,533
Coca-Cola Enterprises Incorporated	63,697	1,663,766
Constellation Brands Incorporated Class A†	34,767	676,913
Dr Pepper Snapple Group Incorporated	43,326	1,582,699
Molson Coors Brewing Company	32,538	1,320,717
PepsiCo Incorporated	316,040	20,226,560
The Coca-Cola Company	458,522	30,826,434

		59,524,706

Food & Staples Retailing: 2.32%
Costco Wholesale Corporation	87,430	7,457,779
CVS Caremark Corporation	268,560	10,430,870
Kroger Company	120,839	2,801,048
Safeway Incorporated«	69,894	1,397,880
SUPERVALU Incorporated«	42,377	311,471
Sysco Corporation	118,359	3,377,966
Wal-Mart Stores Incorporated	351,023	20,675,255
Walgreen Company	180,809	6,096,879
Whole Foods Market Incorporated	31,491	2,144,537

		54,693,685

Food Products: 1.85%
Archer Daniels Midland Company	134,954	4,064,814
Campbell Soup Company«	35,897	1,170,242
ConAgra Foods Incorporated	82,793	2,091,351
Dean Foods Company†	36,674	372,608
General Mills Incorporated	129,123	5,158,464
H.J. Heinz Company«	64,112	3,375,497
Hormel Foods Corporation«	27,747	835,462
JM Smucker Company	22,733	1,727,253
Kellogg Company	49,881	2,452,150
Kraft Foods Incorporated Class A	352,685	12,749,563

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Allocation Funds	57

INDEX PORTFOLIO

Security Name	Shares	Value

Food Products (continued)
McCormick & Company Incorporated	26,415	$1,286,411
Mead Johnson & Company	40,727	3,069,187
Sara Lee Corporation	117,589	2,229,487
The Hershey Company	30,884	1,781,389
Tyson Foods Incorporated Class A	59,202	1,192,328

		43,556,206

Household Products: 2.19%
Clorox Company«	26,255	1,705,525
Colgate-Palmolive Company	97,151	8,889,317
Kimberly-Clark Corporation	78,242	5,591,956
Procter & Gamble Company	548,719	35,430,786

		51,617,584

Personal Products: 0.18%
Avon Products Incorporated«	86,011	1,462,187
Estee Lauder Companies Incorporated Class A	22,582	2,664,224

		4,126,411

Tobacco: 1.89%
Altria Group Incorporated	413,618	11,866,700
Lorillard Incorporated	27,645	3,085,735
Philip Morris International	350,767	26,742,476
Reynolds American Incorporated	67,515	2,826,178

		44,521,089

Energy: 12.06%

Energy Equipment & Services: 2.06%
Baker Hughes Incorporated	87,107	4,756,913
Cameron International Corporation†	48,940	2,642,271
Diamond Offshore Drilling Incorporated«	13,882	835,002
FMC Technologies Incorporated†«	47,962	2,511,290
Halliburton Company	183,648	6,758,246
Helmerich & Payne Incorporated	21,384	1,218,033
Nabors Industries Limited†	57,410	1,029,935
National Oilwell Varco Incorporated	84,607	6,066,322
Noble Corporation	50,402	1,740,381
Rowan Companies Incorporated†	25,447	862,908
Schlumberger Limited	269,464	20,298,723

		48,720,024

Oil, Gas & Consumable Fuels: 10.00%
Alpha Natural Resources Incorporated†	45,217	1,085,208
Anadarko Petroleum Corporation	99,411	8,079,132
Apache Corporation	76,669	7,623,965
Cabot Oil & Gas Corporation	20,866	1,848,519
Chesapeake Energy Corporation«	131,968	3,344,069
Chevron Corporation	399,988	41,126,766
ConocoPhillips	274,188	19,555,088
CONSOL Energy Incorporated	45,280	1,885,459

58	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

INDEX PORTFOLIO

Security Name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Denbury Resources Incorporated†«	80,348	$1,357,881
Devon Energy Corporation	83,174	5,444,570
El Paso Corporation	153,816	3,846,938
EOG Resources Incorporated	53,644	5,565,029
EQT Corporation	29,846	1,850,750
Exxon Mobil Corporation	970,947	78,102,977
Hess Corporation	60,407	3,637,710
Marathon Oil Corporation	142,585	3,986,677
Marathon Petroleum Corporation	71,191	2,377,067
Murphy Oil Corporation	38,644	2,160,972
Newfield Exploration Company†	26,421	1,210,082
Noble Energy Incorporated«	35,249	3,468,149
Occidental Petroleum Corporation	162,307	16,052,162
Peabody Energy Corporation	54,083	2,121,676
Pioneer Natural Resources Company	23,321	2,204,767
QEP Resources Incorporated	35,327	1,153,427
Range Resources Corporation«	32,163	2,306,409
Southwestern Energy Company†	69,493	2,644,209
Spectra Energy Corporation«	129,859	3,820,452
Sunoco Incorporated	21,567	837,015
Tesoro Petroleum Corporation†	28,733	686,431
The Williams Companies Incorporated	117,600	3,796,128
Valero Energy Corporation	114,253	2,544,414

		235,724,098

Financials: 13.78%

Capital Markets: 1.78%
Ameriprise Financial Incorporated	47,144	2,164,381
Bank of New York Mellon Corporation	246,164	4,790,351
BlackRock Incorporated	20,029	3,445,789
Charles Schwab Corporation	215,239	2,574,258
E*TRADE Financial Corporation†	50,691	465,343
Federated Investors Incorporated Class B«	18,535	294,150
Franklin Resources Incorporated	29,067	2,930,535
Goldman Sachs Group Incorporated	101,005	9,682,339
Invesco Limited	90,038	1,823,270
Legg Mason Incorporated	24,842	659,058
Morgan Stanley	296,448	4,384,466
Northern Trust Corporation	48,125	1,810,944
State Street Corporation	100,653	3,990,891
T. Rowe Price Group Incorporated	51,196	2,905,885

		41,921,660

Commercial Banks: 2.44%
Branch Banking & Trust Corporation	139,198	3,225,218
Comerica Incorporated	40,132	1,012,129
Fifth Third Bancorp	183,684	2,220,740
First Horizon National Corporation	52,660	405,482
Huntington Bancshares Incorporated	172,402	905,111
KeyCorp Incorporated	190,282	1,387,156

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Allocation Funds	59

INDEX PORTFOLIO

Security Name	Shares	Value

Commercial Banks (continued)
M&T Bank Corporation«	25,082	$1,830,484
PNC Financial Services Group Incorporated	105,088	5,696,820
Regions Financial Corporation	251,377	1,033,159
SunTrust Banks Incorporated	107,212	1,943,754
US Bancorp«	383,602	9,942,964
Wells Fargo & Company(l)	1,054,365	27,265,879
Zions Bancorporation«	36,805	592,192

		57,461,088

Consumer Finance: 1.69%
American Express Company	207,400	9,963,496
Capital One Financial Corporation	91,735	4,096,885
Discover Financial Services	108,968	2,595,618
MasterCard Incorporated	21,314	7,983,159
Paychex Incorporated	64,359	1,873,490
SLM Corporation	102,703	1,322,815
Visa Incorporated Class A	102,151	9,905,582
Western Union Company	125,350	2,186,104

		39,927,149

Diversified Financial Services: 3.75%
Bank of America Corporation	2,023,782	11,009,374
Berkshire Hathaway Incorporated Class B†	351,189	27,659,646
Citigroup Incorporated	582,704	16,012,706
CME Group Incorporated	13,353	3,328,636
InterContinental Exchange Incorporated†«	14,670	1,785,632
JPMorgan Chase & Company	778,626	24,114,047
Leucadia National Corporation«	39,562	926,542
Moody’s Corporation«	40,190	1,394,995
NASDAQ Stock Market Incorporated†«	25,460	668,325
NYSE Euronext Incorporated	52,281	1,493,145

		88,393,048

Insurance: 2.33%
ACE Limited	67,491	4,692,649
AFLAC Incorporated	93,290	4,052,518
Allstate Corporation	103,165	2,763,790
American International Group Incorporated†«	87,229	2,033,308
AON Corporation	65,239	2,999,037
Assurant Incorporated	18,865	740,263
Chubb Corporation	57,098	3,850,689
Cincinnati Financial Corporation«	32,580	965,997
Genworth Financial Incorporated†	97,994	645,780
Hartford Financial Services Group Incorporated	88,953	1,579,805
Lincoln National Corporation	61,575	1,242,584
Loews Corporation«	62,137	2,387,925
Marsh & McLennan Companies Incorporated	108,168	3,265,592
MetLife Incorporated	211,178	6,647,883
Principal Financial Group Incorporated	62,600	1,510,538
Prudential Financial Incorporated	97,052	4,914,713
The Progressive Corporation	127,546	2,405,518

60	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

INDEX PORTFOLIO

Security Name	Shares	Value

Insurance (continued)
The Travelers Companies Incorporated	83,621	$4,703,681
Torchmark Corporation	20,985	893,751
UnumProvident Corporation	60,600	1,364,106
XL Group plc	65,563	1,351,909

		55,012,036

Real Estate Management & Development: 0.05%
CBRE Group Incorporated†	64,921	1,091,322

REIT: 1.68%
Apartment Investment & Management Company Class A	24,124	525,421
AvalonBay Communities Incorporated	18,780	2,344,683
Boston Properties Incorporated	29,336	2,798,068
Equity Residential	59,208	3,267,690
HCP Incorporated«	81,312	3,142,709
Health Care REIT Incorporated«	37,632	1,887,997
Host Hotels & Resorts Incorporated	141,014	1,995,348
Kimco Realty Corporation«	81,273	1,281,675
Plum Creek Timber Company«	32,348	1,191,700
Prologis Incorporated	91,661	2,550,009
Public Storage Incorporated	28,287	3,731,055
Simon Property Group Incorporated	58,630	7,290,054
Ventas Incorporated«	57,497	3,033,542
Vornado Realty Trust	36,830	2,741,994
Weyerhaeuser Company	107,570	1,806,100

		39,588,045

Thrifts & Mortgage Finance: 0.06%
Hudson City Bancorp Incorporated	105,340	588,851
People’s United Financial Incorporated	75,186	936,066

		1,524,917

Health Care: 11.08%

Biotechnology: 1.17%
Amgen Incorporated	175,043	10,136,740
Biogen Idec Incorporated†	48,436	5,567,718
Celgene Corporation†	91,622	5,779,516
Gilead Sciences Incorporated†	154,057	6,139,171

		27,623,145

Health Care Equipment & Supplies: 1.72%
Baxter International Incorporated	113,479	5,862,325
Becton Dickinson & Company«	43,423	3,203,749
Boston Scientific Corporation†	305,669	1,803,447
C.R. Bard Incorporated	17,303	1,508,649
CareFusion Corporation†	44,654	1,106,526
Covidien plc	98,538	4,488,406
DENTSPLY International Incorporated«	28,223	1,019,133
Edwards Lifesciences Corporation†	22,956	1,515,785
Intuitive Surgical Incorporated†	7,805	3,389,009

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Allocation Funds	61

INDEX PORTFOLIO

Security Name	Shares	Value

Health Care Equipment & Supplies (continued)
Medtronic Incorporated	210,876	$7,682,213
St. Jude Medical Incorporated	65,801	2,529,390
Stryker Corporation	65,916	3,218,678
Varian Medical Systems Incorporated†«	23,401	1,456,244
Zimmer Holdings Incorporated†	35,781	1,808,730

		40,592,284

Health Care Providers & Services: 2.07%
Aetna Incorporated	74,467	3,114,210
AmerisourceBergen Corporation	53,770	1,997,556
Cardinal Health Incorporated	68,815	2,921,885
CIGNA Corporation	56,993	2,520,800
Coventry Health Care Incorporated†	29,666	947,532
DaVita Incorporated†	18,652	1,420,909
Express Scripts Incorporated†«	97,493	4,450,555
Humana Incorporated	33,315	2,954,374
Laboratory Corporation of America Holdings†	20,218	1,733,087
McKesson Corporation	49,186	3,999,314
Medco Health Solutions Incorporated†	76,991	4,363,080
Patterson Companies Incorporated	18,688	563,817
Quest Diagnostics Incorporated	31,609	1,854,184
Tenet Healthcare Corporation†«	86,738	403,332
UnitedHealth Group Incorporated	214,905	10,480,917
WellPoint Incorporated	72,022	5,081,152

		48,806,704

Health Care Technology: 0.08%
Cerner Corporation†	29,033	1,770,432

Life Sciences Tools & Services: 0.29%
Life Technologies Corporation†	36,037	1,395,713
PerkinElmer Incorporated	22,582	427,251
Thermo Fisher Scientific Incorporated†	76,259	3,603,238
Waters Corporation†	18,243	1,459,440

		6,885,642

Pharmaceuticals: 5.75%
Abbott Laboratories	310,843	16,956,486
Allergan Incorporated	61,409	5,141,161
Bristol-Myers Squibb Company	340,615	11,144,923
Eli Lilly & Company	203,444	7,700,355
Forest Laboratories Incorporated†	54,828	1,642,647
Hospira Incorporated†	32,924	928,128
Johnson & Johnson Services Incorporated	547,239	35,417,308
Merck & Company Incorporated	615,224	21,994,258
Mylan Laboratories Incorporated†	85,123	1,662,452
Pfizer Incorporated	1,558,056	31,270,184
Watson Pharmaceuticals Incorporated†	25,122	1,623,384

		135,481,286

62	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

INDEX PORTFOLIO

Security Name	Shares	Value

Industrials: 10.21%

Aerospace & Defense: 2.49%
Boeing Company	147,993	$10,165,639
General Dynamics Corporation	72,243	4,772,373
Goodrich Corporation	24,963	3,045,736
Honeywell International Incorporated	156,247	8,460,775
L-3 Communications Holdings Incorporated	19,942	1,322,155
Lockheed Martin Corporation	54,959	4,295,046
Northrop Grumman Corporation	52,177	2,977,741
Precision Castparts Corporation	28,761	4,738,375
Raytheon Company	70,615	3,217,926
Rockwell Collins Incorporated	30,687	1,684,716
United Technologies Corporation	181,467	13,900,372

		58,580,854

Air Freight & Logistics: 0.99%
C.H. Robinson Worldwide Incorporated«	32,932	2,256,171
Expeditors International of Washington Incorporated	42,353	1,842,779
FedEx Corporation	63,309	5,259,712
United Parcel Service Incorporated Class B	195,860	14,052,955

		23,411,617

Airlines: 0.06%
Southwest Airlines Company«	160,555	1,345,451

Building Products: 0.03%
Masco Corporation	71,471	684,692

Commercial Services & Supplies: 0.51%
Avery Dennison Corporation	21,159	554,577
Cintas Corporation«	22,271	677,038
Dun & Bradstreet Corporation	9,823	686,333
Equifax Incorporated	24,445	908,132
Iron Mountain Incorporated«	37,067	1,125,725
Pitney Bowes Incorporated«	40,367	752,037
Republic Services Incorporated	63,913	1,754,412
Robert Half International Incorporated	28,931	766,382
RR Donnelley & Sons Company	37,503	563,295
Stericycle Incorporated†«	17,197	1,393,301
Waste Management Incorporated«	94,267	2,950,557

		12,131,789

Construction & Engineering: 0.16%
Fluor Corporation	34,709	1,902,747
Jacobs Engineering Group Incorporated†	25,472	1,058,107
Quanta Services Incorporated†	42,382	872,645

		3,833,499

Electrical Equipment: 0.57%
Cooper Industries plc	32,954	1,829,936
Emerson Electric Company	148,715	7,770,359

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Allocation Funds	63

INDEX PORTFOLIO

Security Name	Shares	Value

Electrical Equipment (continued)
Rockwell Automation Incorporated	28,599	$2,145,783
Roper Industries Incorporated«	19,185	1,634,370

		13,380,448

Industrial Conglomerates: 2.15%
3M Company	141,692	11,482,720
General Electric Company	2,116,849	33,679,068
Textron Incorporated	55,382	1,076,072
Tyco International Limited	92,732	4,447,427

		50,685,287

Machinery: 2.18%
Caterpillar Incorporated	129,017	12,628,184
Cummins Incorporated	38,881	3,745,407
Danaher Corporation	113,629	5,497,371
Deere & Company	82,659	6,550,726
Dover Corporation	37,148	2,042,026
Eaton Corporation	68,116	3,059,090
Flowserve Corporation	11,130	1,143,830
Illinois Tool Works Incorporated	98,134	4,459,209
Ingersoll-Rand plc«	62,341	2,064,734
Joy Global Incorporated	20,987	1,915,693
Paccar Incorporated«	72,992	2,961,285
Pall Corporation	23,228	1,265,694
Parker Hannifin Corporation	30,965	2,563,283
Snap-On Incorporated	11,621	596,157
Xylem Incorporated	37,004	884,396

		51,377,085

Road & Rail: 0.87%
CSX Corporation	218,724	4,748,498
Norfolk Southern Corporation	69,449	5,246,177
Ryder System Incorporated	10,211	533,831
Union Pacific Corporation	97,470	10,079,373

		20,607,879

Trading Companies & Distributors: 0.20%
Fastenal Company«	58,935	2,454,643
W.W. Grainger Incorporated«	12,143	2,269,527

		4,724,170

Information Technology: 17.85%

Communications Equipment: 2.10%
Cisco Systems Incorporated	1,098,367	20,473,561
F5 Networks Incorporated†	16,121	1,822,157
Harris Corporation«	24,005	854,578
JDS Uniphase Corporation†	45,545	500,084
Juniper Networks Incorporated†	106,433	2,417,093
Motorola Mobility Holdings Incorporated†	52,233	2,037,087

64	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

INDEX PORTFOLIO

Security Name	Shares	Value

Communications Equipment (continued)
Motorola Solutions Incorporated	57,207	$2,669,851
QUALCOMM Incorporated	335,438	18,382,002
Tellabs Incorporated	72,866	289,278

		49,445,691

Computers & Peripherals: 4.39%
Apple Incorporated†	185,137	70,759,361
Dell Incorporated†	309,679	4,880,541
EMC Corporation†	412,362	9,488,450
Hewlett-Packard Company	414,201	11,576,918
Lexmark International Incorporated	14,338	479,749
NetApp Incorporated†	73,572	2,709,657
SanDisk Corporation†	47,773	2,355,687
Western Digital Corporation†	46,568	1,353,732

		103,604,095

Electronic Equipment, Instruments & Components: 0.57%
Agilent Technologies Incorporated†	69,337	2,600,138
Amphenol Corporation Class A	33,932	1,538,138
Corning Incorporated	313,748	4,163,436
FLIR Systems Incorporated	31,898	856,780
Jabil Circuit Incorporated«	36,390	737,625
Molex Incorporated«	27,316	681,261
TE Connectivity Limited	86,547	2,744,405

		13,321,783

Internet Software & Services: 1.83%
Akamai Technologies Incorporated†	36,819	1,064,437
eBay Incorporated†	229,051	6,777,619
Google Incorporated Class A†	50,294	30,145,721
Monster Worldwide Incorporated†	25,797	188,576
VeriSign Incorporated«	33,229	1,115,830
Yahoo! Incorporated†	252,139	3,961,104

		43,253,287

IT Services: 2.89%
Accenture plc	128,689	7,454,954
Automatic Data Processing Incorporated	97,787	4,995,938
Cognizant Technology Solutions Corporation Class A†	60,639	4,084,037
Computer Sciences Corporation	30,963	756,426
Fidelity National Information Services Incorporated	49,496	1,192,359
Fiserv Incorporated†	28,267	1,629,875
International Business Machines Corporation	238,493	44,836,684
SAIC Incorporated†«	55,157	664,642
Teradata Corporation†	33,609	1,822,616
Total System Services Incorporated«	32,703	655,368

		68,092,899

Office Electronics: 0.10%
Xerox Corporation	280,269	2,284,192

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Allocation Funds	65

INDEX PORTFOLIO

Security Name	Shares	Value

Semiconductors & Semiconductor Equipment: 2.35%
Advanced Micro Devices Incorporated†	115,967	$659,852
Altera Corporation	64,702	2,437,324
Analog Devices Incorporated	59,797	2,084,523
Applied Materials Incorporated	263,106	2,836,283
Broadcom Corporation Class A	96,154	2,917,793
First Solar Incorporated†«	11,720	560,919
Intel Corporation	1,048,605	26,120,751
KLA-Tencor Corporation«	33,349	1,537,389
Linear Technology Corporation«	45,513	1,394,063
LSI Logic Corporation†	114,401	642,934
MEMC Electronic Materials Incorporated†«	46,017	191,891
Microchip Technology Incorporated«	38,062	1,328,744
Micron Technology Incorporated†«	200,491	1,200,941
Novellus Systems Incorporated†«	13,905	481,391
NVIDIA Corporation†	120,562	1,884,384
Teradyne Incorporated†«	37,180	500,443
Texas Instruments Incorporated	230,713	6,944,461
Xilinx Incorporated«	52,951	1,732,027

		55,456,113

Software: 3.62%
Adobe Systems Incorporated†	98,623	2,704,243
Autodesk Incorporated†	45,696	1,556,863
BMC Software Incorporated†	35,051	1,249,919
CA Incorporated	75,589	1,602,487
Citrix Systems Incorporated†	37,600	2,684,264
Compuware Corporation†	43,653	360,574
Electronic Arts Incorporated†	66,757	1,548,095
Intuit Incorporated	60,708	3,232,094
Microsoft Corporation	1,489,067	38,090,334
Oracle Corporation	789,021	24,735,808
Red Hat Incorporated†	38,546	1,930,384
Salesforce.com Incorporated†«	27,059	3,204,327
Symantec Corporation†	149,722	2,447,955

		85,347,347

Materials: 3.48%

Chemicals: 2.18%
Air Products & Chemicals Incorporated	42,562	3,564,568
Airgas Incorporated	13,593	1,045,981
CF Industries Holdings Incorporated	13,058	1,825,508
Dow Chemical Company	235,885	6,536,373
E.I. du Pont de Nemours & Company	186,217	8,886,275
Eastman Chemical Company	28,038	1,110,866
Ecolab Incorporated«	59,910	3,416,068
FMC Corporation	14,310	1,200,895
International Flavors & Fragrances Incorporated	16,150	876,299
Monsanto Company	106,785	7,843,358
Mosaic Company	59,452	3,136,688
PPG Industries Incorporated	31,456	2,760,264

66	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

INDEX PORTFOLIO

Security Name	Shares	Value

Chemicals (continued)
Praxair Incorporated	60,340	$6,154,680
Sherwin-Williams Company	17,616	1,529,597
Sigma-Aldrich Corporation«	24,379	1,580,003

		51,467,423

Construction Materials: 0.04%
Vulcan Materials Company«	25,806	837,147

Containers & Packaging: 0.13%
Ball Corporation	32,661	1,146,728
Bemis Company Incorporated	20,650	608,969
Owens-Illinois Incorporated†	32,790	640,389
Sealed Air Corporation	32,196	567,294

		2,963,380

Metals & Mining: 0.98%
AK Steel Holding Corporation«	22,020	186,289
Alcoa Incorporated	212,513	2,129,380
Allegheny Technologies Incorporated«	21,236	1,066,472
Cliffs Natural Resources Incorporated«	29,159	1,977,272
Freeport-McMoRan Copper & Gold Incorporated Class B	189,288	7,495,805
Newmont Mining Corporation	98,686	6,797,492
Nucor Corporation	63,204	2,492,134
Titanium Metals Corporation«	16,694	260,093
United States Steel Corporation«	28,755	785,012

		23,189,949

Paper & Forest Products: 0.15%
International Paper Company	87,287	2,478,951
MeadWestvaco Corporation	34,086	1,017,467

		3,496,418

Telecommunication Services: 2.95%

Diversified Telecommunication Services: 2.66%
AT&T Incorporated	1,183,401	34,294,961
CenturyTel Incorporated	123,102	4,618,787
Frontier Communications Corporation«	198,741	1,136,799
Verizon Communications Incorporated	565,257	21,327,147
Windstream Corporation«	115,214	1,354,917

		62,732,611

Wireless Telecommunication Services: 0.29%
American Tower Corporation Class A	79,031	4,662,829
MetroPCS Communications Incorporated†	58,549	490,641
Sprint Nextel Corporation†«	597,975	1,614,533

		6,768,003

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Allocation Funds	67

INDEX PORTFOLIO

Security Name	Shares	Value

Utilities: 3.60%

Electric Utilities: 2.10%
American Electric Power Company Incorporated	96,308	$3,821,501
Consolidated Edison Incorporated«	58,486	3,475,238
Duke Energy Corporation«	265,955	5,545,162
Edison International	65,063	2,557,627
Entergy Corporation	35,303	2,483,919
Exelon Corporation«	132,337	5,863,852
FirstEnergy Corporation	83,516	3,713,957
Nextera Energy Incorporated	84,340	4,675,810
Northeast Utilities	35,325	1,222,598
Pepco Holdings Incorporated	45,210	894,254
Pinnacle West Capital Corporation«	21,789	1,033,016
PPL Corporation	115,374	3,463,527
Progress Energy Incorporated	58,831	3,199,230
The Southern Company	171,270	7,520,466

		49,470,157

Gas Utilities: 0.09%
Nicor Incorporated«	9,095	510,411
ONEOK Incorporated«	20,675	1,719,333

		2,229,744

Independent Power Producers & Energy Traders: 0.18%
AES Corporation†	131,244	1,585,428
Constellation Energy Group Incorporated	40,203	1,614,552
NRG Energy Incorporated†	48,177	948,123

		4,148,103

Multi-Utilities: 1.23%
Ameren Corporation	48,260	1,631,671
CenterPoint Energy Incorporated	85,042	1,692,336
CMS Energy Corporation«	50,281	1,051,879
Dominion Resources Incorporated	113,669	5,867,594
DTE Energy Company	33,814	1,780,307
Integrys Energy Group Incorporated	15,560	801,184
NiSource Incorporated«	56,038	1,283,831
PG&E Corporation	80,327	3,119,901
Public Service Enterprise Group Incorporated	101,027	3,327,829
SCANA Corporation«	22,931	1,000,250
Sempra Energy	47,838	2,544,503
TECO Energy Incorporated	43,079	809,024
Wisconsin Energy Corporation	46,677	1,548,743
Xcel Energy Incorporated	96,764	2,543,926

		29,002,978

Total Common Stocks (Cost $2,005,243,938)		2,269,038,479

Investment Companies: 1.11%
SPDR S&P 500 ETF«	209,617	26,225,174

Total Investment Companies (Cost $24,396,209)		26,225,174

68	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

INDEX PORTFOLIO

Security Name			Principal	Value

Other 0.18%

Corporate Bonds and Notes: 0.17%
Gryphon Funding Limited, Pass-Through Entity(a)(i)(v)			$4,500,930	$1,615,834
VFNC Corporation, Pass-Through Entity, 0.26%(a)(i)(v)144A±			5,142,639	2,519,893

Total Other (Cost $1,738,423)				4,135,727

	Yield		Shares

Short-Term Investments: 9.18%

Investment Companies: 8.94%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class(l)(u)	0.05%		48,382,969	48,382,969
Wells Fargo Securities Lending Cash Investments, LLC(l)(v)(u)(r)	0.17		162,307,269	162,307,269

				210,690,238

		Maturity Date	Principal
U.S. Treasury Securities: 0.24%
U.S. Treasury Bill#	0.01	12/15/2011	$500,000	499,998
U.S. Treasury Bill#	0.01	12/22/2011	1,150,000	1,149,992
U.S. Treasury Bill#	0.01	01/12/2012	500,000	499,993
U.S. Treasury Bill#	0.01	01/26/2012	2,500,000	2,499,953
U.S. Treasury Bill#	0.01	02/02/2012	500,000	499,990
U.S. Treasury Bill#	0.01	02/16/2012	500,000	499,987

				5,649,913

Total Short-Term Investments (Cost $216,340,199)				216,340,151

Total Investments in Securities
(Cost $2,247,718,769)*	106.71%	2,515,739,531
Other Assets and Liabilities, Net	(6.71)	(158,139,727)

Total Net Assets	100.00%	$2,357,599,804

†	Non-income earning security.

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate. The total cost of affiliated investments is $251,867,703.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

(v)	Security represents investment of cash collateral received from securities on loan.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investment.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $2,340,967,165 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$464,337,566
Gross unrealized depreciation	(289,565,200)

Net unrealized appreciation	$174,772,366

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Allocation Funds	69

INTERNATIONAL EQUITY PORTFOLIO

Security Name	Shares	Value

Common Stocks: 91.49%

Argentina: 0.82%
Irsa Inversiones y Representaciones SA ADR (Financials, Real Estate Management & Development)	13,974	$139,740
YPF SA ADR (Energy, Oil, Gas & Consumable Fuels)	1,914	67,009

		206,749

Australia: 2.77%
AMP Limited (Financials, Insurance)	22,194	98,289
Commonwealth Bank of Australia (Financials, Commercial Banks)	4,464	223,531
Newcrest Mining Limited (Materials, Metals & Mining)	6,397	233,370
Westpac Banking Corporation (Financials, Commercial Banks)	6,749	147,445

		702,635

Belgium: 1.07%
Anheuser-Busch InBev NV (Consumer Staples, Beverages)	4,536	271,238

Canada: 4.47%
Brookfield Asset Management Incorporated (Financials, Real Estate Management & Development)	7,363	204,250
Canadian Natural Resources Limited (Energy, Oil, Gas & Consumable Fuels)	6,103	229,233
Goldcorp Incorporated (Materials, Metals & Mining)	4,671	251,651
Ivanhoe Mines Limited (Materials, Metals & Mining)†	5,872	126,657
Suncor Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	6,329	190,624
Teck Cominco Incorporated Limited (Materials, Metals & Mining)	3,522	128,974

		1,131,389

China: 4.14%
Baidu Incorporated ADR (Information Technology, Internet Software & Services)†	1,288	168,715
Shanghai Electric Group Company Limited (Industrials, Electrical Equipment)	906,000	410,572
SINA Corporation (Information Technology, Internet Software & Services)«†	3,013	199,099
Tencent Holdings Limited (Information Technology, Internet Software & Services)	5,500	107,498
ZTE Corporation (Telecommunication Services, Wireless Telecommunication Services)	53,400	163,032

		1,048,916

Denmark: 0.71%
Carlsberg A/S (Consumer Staples, Beverages)	2,453	180,514

France: 9.66%
BNP Paribas SA (Financials, Commercial Banks)	2,631	104,735
Compagnie de Saint-Gobain (Industrials, Building Products)	1,832	77,682
France Telecom SA (Telecommunication Services, Diversified Telecommunication Services)	12,791	220,779
Groupe Danone (Consumer Staples, Food Products)	4,807	317,370
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)«	2,371	373,319
Pernod-Ricard (Consumer Staples, Beverages)	3,337	314,807
Pinault-Printempts-Redoute SA (Consumer Discretionary, Multiline Retail)	1,117	167,388
Publicis Groupe (Consumer Discretionary, Media)	1,416	67,640
Sanofi-Aventis SA (Health Care, Pharmaceuticals)	2,891	202,214
Technip SA (Energy, Energy Equipment & Services)	3,697	352,240
Total SA (Energy, Oil, Gas & Consumable Fuels)	4,824	248,882

		2,447,056

70	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

INTERNATIONAL EQUITY PORTFOLIO

Security Name	Shares	Value

Germany: 7.94%
Adidas-Salomon AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	2,192	$154,581
Allianz AG (Financials, Insurance)	3,506	364,358
Bayer AG (Health Care, Pharmaceuticals)	4,973	327,229
Daimler AG (Consumer Discretionary, Automobiles)	1,789	81,387
E.ON AG (Utilities, Electric Utilities)	4,161	103,000
Fresenius SE & Company (Health Care, Health Care Equipment & Supplies)	4,589	441,957
Hochtief AG (Industrials, Construction & Engineering)	2,054	117,868
Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance)	1,128	142,556
SAP AG (Information Technology, Software)	3,486	208,739
Siemens AG (Industrials, Industrial Conglomerates)	680	68,815

		2,010,490

Hong Kong: 0.94%
China Mobile Limited ADR (Telecommunication Services, Wireless Telecommunication Services)«	4,808	238,813

Israel: 1.04%
Check Point Software Technologies Limited (Information Technology, Software)«†	2,182	120,752
Teva Pharmaceutical Industries Limited ADR (Health Care, Pharmaceuticals)«	3,610	142,992

		263,744

Italy: 0.84%
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	10,054	212,926

Japan: 10.45%
Canon Incorporated (Information Technology, Office Electronics)	5,000	224,311
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	62,000	292,515
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	18	86,378
Komatsu Limited (Industrials, Machinery)	2,500	63,980
Makita Corporation (Industrials, Machinery)	3,000	104,948
Mitsubishi UFJ Financial Group Incorporated (Financials, Commercial Banks)	49,000	214,621
Nintendo Company Limited (Information Technology, Software)	1,100	167,461
NKSJ Holdings Incorporated (Financials, Insurance)	10,300	203,574
Sumitomo Heavy Industries Limited (Industrials, Machinery)	48,000	293,439
Sumitomo Mitsui Financial Group Incorporated (Financials, Commercial Banks)	5,500	152,981
Tokyo Electron Limited (Information Technology, Semiconductors & Semiconductor Equipment)	2,400	131,318
Toshiba Corporation (Information Technology, Computers & Peripherals)	19,000	87,817
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	16,100	530,182
Yahoo! Japan Corporation (Information Technology, Internet Software & Services)	292	92,525

		2,646,050

Luxembourg: 0.62%
Acergy SA (Energy, Energy Equipment & Services)	5,798	114,592
ArcelorMittal (Materials, Metals & Mining)	2,190	41,243

		155,835

Netherlands: 4.00%
ASML Holding NV (Information Technology, Semiconductors & Semiconductor Equipment)	4,659	183,934
ING Groep NV (Financials, Diversified Financial Services)†	13,383	104,376
Nielsen Holdings NV (Industrials, Professional Services)†	5,076	147,458
Unilever NV (Consumer Staples, Food Products)	11,967	407,594
USG People NV (Industrials, Commercial Services & Supplies)	23,006	171,082

		1,014,444

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Allocation Funds	71

INTERNATIONAL EQUITY PORTFOLIO

Security Name	Shares	Value

Norway: 1.60%
Telenor ASA (Telecommunication Services, Diversified Telecommunication Services)	23,686	$405,235

Singapore: 0.51%
DBS Group Holdings Limited (Financials, Commercial Banks)	13,000	129,278

South Korea: 2.11%
Hyundai Motor Company Limited (Consumer Discretionary, Automobiles)	982	191,015
Samsung Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	376	342,205

		533,220

Spain: 2.65%
Banco Santander Central Hispano SA (Financials, Commercial Banks)	9,459	71,001
Industria de Diseno Textil SA (Consumer Discretionary, Specialty Retail)	1,771	150,594
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	14,856	448,517

		670,112

Sweden: 0.57%
Swedbank AB (Financials, Commercial Banks)	10,824	144,803

Switzerland: 10.51%
ABB Limited (Industrials, Electrical Equipment)	7,054	133,724
Adecco SA (Industrials, Professional Services)	1,332	57,932
Compagnie Financiere Richemont SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	6,614	358,913
Credit Suisse Group AG (Financials, Capital Markets)	3,906	94,273
Nestle SA (Consumer Staples, Food Products)	9,599	538,722
Novartis AG (Health Care, Pharmaceuticals)	7,808	421,665
Roche Holdings AG (Health Care, Pharmaceuticals)	2,753	437,931
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	724	282,382
UBS AG (Financials, Capital Markets)	5,901	72,668
Zurich Financial Services AG (Financials, Insurance)	1,200	264,286

		2,662,496

United Kingdom: 24.07%
Anglo American plc (Materials, Metals & Mining)	4,594	175,385
Antofagasta plc (Materials, Metals & Mining)	8,039	150,122
Ashtead Group plc (Industrials, Trading Companies & Distributors)	58,719	171,057
Barclays plc (Financials, Commercial Banks)	51,936	149,613
BG Group plc (Health Care, Health Care Providers & Services)	13,082	280,594
BHP Billiton plc (Materials, Metals & Mining)	8,239	253,368
BP plc (Energy, Oil, Gas & Consumable Fuels)	32,144	232,798
Burberry Group plc (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	10,304	206,426
Diageo plc (Consumer Staples, Beverages)	19,302	413,411
Experian Group Limited (Financials, Diversified Financial Services)	15,807	210,207
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	15,552	344,664
HSBC Holdings plc (Financials, Commercial Banks)	50,037	390,311
Imperial Tobacco Group plc (Consumer Staples, Tobacco)	6,622	238,240
Intertek Group plc (Industrials, Commercial Services & Supplies)	2,833	85,864
Kingfisher plc (Consumer Discretionary, Specialty Retail)	39,241	158,143
Land Securities Group plc (Financials, REIT)	6,031	65,220
New World Resources plc (Energy, Oil, Gas & Consumable Fuels)	10,032	74,435
Persimmon plc (Consumer Discretionary, Household Durables)	28,068	218,278

72	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

INTERNATIONAL EQUITY PORTFOLIO

Security Name		Shares	Value

United Kingdom (continued)
Rio Tinto plc (Materials, Metals & Mining)		2,849	$149,987
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)		14,244	498,178
SABMiller plc (Consumer Staples, Beverages)		6,068	214,247
Standard Chartered plc (Financials, Commercial Banks)		12,961	282,171
Travis Perkins plc (Industrials, Trading Companies & Distributors)		13,752	180,544
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)		191,504	518,422
WPP plc (Consumer Discretionary, Media)		14,905	156,705
Xstrata plc (Materials, Metals & Mining)		17,361	278,707

			6,097,097

Total Common Stocks (Cost $23,504,034)			23,173,040

	Yield
Short-Term Investments: 12.65%

Investment Companies: 12.65%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class(l)(u)	0.05%	2,230,456	2,230,456
Wells Fargo Securities Lending Cash Investments, LLC(l)(u)(v)(r)	0.17	974,654	974,654

Total Short-Term Investments (Cost $3,205,110)			3,205,110

Total Investments in Securities
(Cost $26,709,144)*	104.14%	26,378,150
Other Assets and Liabilities, Net	(4.14)	(1,048,600)

Total Net Assets	100.00%	$25,329,550

«	All or a portion of this security is on loan.
†	Non-income earning security.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $27,132,384 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,082,065
Gross unrealized depreciation	(1,836,299)

Net unrealized depreciation	$(754,234)

The following table shows the percent of total long-term investments by sector as of November 30, 2011:

Financials	17.2%
Consumer Discretionary	14.6%
Consumer Staples	12.9%
Energy	11.5%
Health Care	11.2%
Industrials	9.0%
Information Technology	8.8%
Materials	7.7%
Telecommunication Services	6.7%
Utilities	0.4%

100.0%

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Allocation Funds	73

INTERNATIONAL GROWTH PORTFOLIO

Security Name	Shares	Value

Common Stocks: 96.45%

Australia: 2.28%
Coca-Cola Amatil Limited (Consumer Staples, Beverages)	22,172	$270,541
Foster’s Group Limited (Consumer Staples, Beverages)	322,731	1,785,604
Treasury Wine Estates Limited (Consumer Staples, Beverages)	112,710	464,133

		2,520,278

Belgium: 4.80%
Anheuser-Busch InBev NV (Consumer Staples, Beverages)	88,952	5,319,039

Brazil: 0.62%
Petroleo Brasileiro SA ADR (Energy, Oil, Gas & Consumable Fuels)	25,486	687,867

Canada: 3.22%
Canadian National Railway Company (Industrials, Road & Rail)	279	21,639
Canadian Pacific Railway Limited (Industrials, Road & Rail)	58,914	3,545,445

		3,567,084

China: 3.62%
Baidu Incorporated ADR (Information Technology, Internet Software & Services)†	26,758	3,505,030
Tencent Holdings Limited (Information Technology, Internet Software & Services)	25,700	502,308

		4,007,338

France: 9.42%
Air Liquide SA (Materials, Chemicals)	5,755	728,181
Groupe Danone (Consumer Staples, Food Products)	24,567	1,621,974
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)«	5,178	815,287
Pernod-Ricard (Consumer Staples, Beverages)	25,816	2,435,438
Schneider Electric SA (Industrials, Electrical Equipment)	29,975	1,704,495
Technip SA (Energy, Energy Equipment & Services)	3,630	345,857
Unibail-Rodamco (Financials, Real Estate Management & Development)	11,625	2,167,042
Vinci SA (Industrials, Construction & Engineering)	13,708	612,828

		10,431,102

Germany: 10.46%
Allianz AG (Financials, Insurance)	7,370	765,920
Bayer AG (Health Care, Pharmaceuticals)	30,273	1,991,997
Beiersdorf AG (Consumer Staples, Personal Products)	23,551	1,349,177
Brenntag AG (Materials, Chemicals)	13,879	1,332,703
Daimler AG (Consumer Discretionary, Automobiles)	22,357	1,017,092
Linde AG (Materials, Chemicals)	29,051	4,477,072
Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance)	5,074	641,248

		11,575,209

Hong Kong: 17.05%
AIA Group Limited (Financials, Insurance)	1,071,200	3,366,879
Beijing Enterprises Holdings Limited (Financials, Diversified Financial Services)	91,651	505,589
BOC Hong Kong Holdings Limited (Financials, Commercial Banks)	225,588	516,478
Cheung Kong Holdings Limited (Financials, Real Estate Management & Development)	1,553	17,772
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	100,000	986,112
China Resources Land Limited (Industrials, Machinery)	440,500	673,679

74	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

INTERNATIONAL GROWTH PORTFOLIO

Security Name	Shares	Value

Hong Kong (continued)
Galaxy Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)†«	271,401	$538,751
Hang Seng Bank Limited (Financials, Commercial Banks)	74,751	918,834
Henderson Land Development Company Limited (Financials, Real Estate Management & Development)	180,600	898,495
Hong Kong Land Holdings Limited (Financials, Real Estate Management & Development)	129,966	604,750
MGM China Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)†	236,700	339,589
NWS Holdings Limited (Industrials, Industrial Conglomerates)	403,791	577,997
Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,442,138	4,295,730
Sino Land Company (Financials, Real Estate Management & Development)	1,000,252	1,261,622
Sun Hung Kai Properties Limited (Financials, Real Estate Management & Development)	91,742	1,140,066
Wynn Macau Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	757,922	2,226,706

		18,869,049

India: 0.14%
Coal India Limited (Energy, Oil, Gas & Consumable Fuels)	23,552	150,023

Ireland: 0.77%
Accenture plc (Information Technology, IT Services)«	14,757	854,873

Italy: 1.17%
Fiat Industrial SpA (Consumer Discretionary, Auto Components)†	143,997	1,290,888

Japan: 10.62%
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	90,100	2,859,264
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	810	3,886,998
Kao Corporation (Consumer Staples, Personal Products)	83,800	2,217,725
Softbank Corporation (Telecommunication Services, Wireless Telecommunication Services)	82,700	2,793,144

		11,757,131

Netherlands: 5.51%
Akzo Nobel NV (Materials, Chemicals)	28,235	1,428,781
Koninklijke Vopak NV (Industrials, Transportation Infrastructure)	13,905	764,629
Unilever NV (Consumer Staples, Food Products)«	114,547	3,901,449

		6,094,859

Netherlands Antilles: 1.36%
Schlumberger Limited (Energy, Energy Equipment & Services)	20,021	1,508,182

Nigeria: 0.00%
Nigerian Breweries plc (Consumer Staples, Beverages)†	2,100	1,179

Russia: 1.22%
Gazprom ADR (Energy, Oil, Gas & Consumable Fuels)	117,195	1,347,743

Singapore: 0.33%
City Developments Limited (Financials, Real Estate Management & Development)	47,427	367,167

South Korea: 1.02%
NHN Corporation (Information Technology, Internet Software & Services)†	5,091	1,129,459

Spain: 0.10%
Grifols SA (Health Care, Biotechnology)	6,785	109,706

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Allocation Funds	75

INTERNATIONAL GROWTH PORTFOLIO

Security Name		Shares	Value

Sweden: 0.48%
Sandvik AB (Industrials, Machinery)		41,728	$534,865

Switzerland: 9.07%
Adecco SA (Industrials, Professional Services)		27,671	1,203,483
Compagnie Financiere Richemont SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)		22,521	1,222,118
Givaudan SA (Materials, Chemicals)		1,121	1,041,889
Nestle SA (Consumer Staples, Food Products)		71,415	4,008,005
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)		6,568	2,561,720

			10,037,215

United Kingdom: 13.19%
BG Group plc (Health Care, Health Care Providers & Services)		52,763	1,131,705
Genting International plc (Consumer Staples, Hotels, Restaurants & Leisure)†		680,323	826,979
GlaxoSmithKline plc (Health Care, Pharmaceuticals)		38,060	843,487
HSBC Holdings plc (Financials, Commercial Banks)		205,250	1,601,042
Imperial Tobacco Group plc (Consumer Staples, Tobacco)		72,601	2,611,966
Johnson Matthey plc (Materials, Chemicals)		19,940	601,099
Land Securities Group plc (Financials, REIT)		80,133	866,571
Prudential plc (Financials, Insurance)		33,506	329,787
Reckitt Benckiser Group (Consumer Staples, Household Products)		1,494	75,795
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)		30,044	1,049,390
SABMiller plc (Consumer Staples, Beverages)		38,341	1,353,729
Standard Chartered plc (Financials, Commercial Banks)		39,616	862,472
Tate & Lyle plc (Consumer Staples, Food Products)		62,761	664,711
WPP plc (Consumer Discretionary, Media)		170,015	1,787,469

			14,606,202

Total Common Stocks (Cost $104,373,152)			106,766,458

Short-Term Investments: 5.83%

	Yield
Investment Companies: 5.83%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class(l)(u)	0.05%	4,796,723	4,796,723
Wells Fargo Securities Lending Cash Investments, LLC(l)(u)(v)(r)	0.17	1,658,460	1,658,460

Total Short-Term Investments (Cost $6,455,183)			6,455,183

Total Investments in Securities
(Cost $110,828,335)*	102.28%	113,221,641
Other Assets and Liabilities, Net	(2.28)	(2,528,063)

Total Net Assets	100.00%	$110,693,578

76	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

INTERNATIONAL GROWTH PORTFOLIO

«	All or a portion of this security is on loan.

†	Non-income earning security.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $111,871,251 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$8,082,954
Gross unrealized depreciation	(6,732,564)

Net unrealized appreciation	$1,350,390

The following table shows the percent of total long-term investments by sector as of November 30, 2011:

Consumer Staples	30.7%
Consumer Discretionary	17.8%
Financials	15.8%
Industrials	9.0%
Materials	9.0%
Information Technology	5.6%
Energy	4.8%
Health Care	3.8%
Telecommunication Services	3.5%

100.0%

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Allocation Funds	77

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

Common Stocks: 98.14%

Australia: 8.90%
AGL Energy Limited (Utilities, Multi-Utilities)	1,265	$18,869
Alumina Limited (Materials, Metals & Mining)	6,177	9,010
Amcor Limited (Materials, Containers & Packaging)	3,313	25,334
AMP Limited (Financials, Insurance)	7,368	32,630
Asciano Group (Industrials, Road & Rail)	7,708	12,535
ASX Limited (Financials, Diversified Financial Services)	450	14,281
Australia & New Zealand Banking Group Limited (Financials, Commercial Banks)	6,769	143,816
Bendigo Bank Limited (Financials, Commercial Banks)	1,027	9,718
BHP Billiton Limited (Materials, Metals & Mining)	8,231	308,388
BlueScope Steel Limited, Placement Shares (Materials, Metals & Mining)	3,843	1,581
BlueScope Steel Limited (Materials, Metals & Mining)	8,646	3,526
Boral Limited (Materials, Construction Materials)	1,953	7,264
Brambles Limited (Industrials, Commercial Services & Supplies)	3,746	28,020
Caltex Australia Limited (Energy, Oil, Gas & Consumable Fuels)	400	5,452
Campbell Brothers Limited (Industrials, Commercial Services & Supplies)	174	8,681
CFS Retail Property Trust (Financials, REIT)	4,680	9,044
Coca-Cola Amatil Limited (Consumer Staples, Beverages)	1,362	16,619
Cochlear Limited (Health Care, Health Care Equipment & Supplies)	149	8,799
Commonwealth Bank of Australia (Financials, Commercial Banks)	4,013	200,948
Computershare Limited (Information Technology, IT Services)	1,171	9,868
Crown Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,188	10,267
CSL Limited (Health Care, Biotechnology)	1,385	45,160
DB Rreef Trust (Financials, REIT)	12,665	11,457
Duluxgroup Limited (Materials, Chemicals)	19	55
Echo Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)†	1,878	7,257
Fairfax Media Limited (Consumer Discretionary, Media)	6,273	5,538
Fortescue Metals Group Limited (Materials, Metals & Mining)	3,207	15,976
Foster’s Group Limited (Consumer Staples, Beverages)	5,085	28,134
GPT Group (Financials, REIT)	4,457	14,627
Harvey Norman Holdings Limited (Consumer Discretionary, Multiline Retail)†	1,574	3,505
Iluka Resources Limited (Materials, Metals & Mining)	1,068	17,234
Incitec Pivot Limited (Materials, Chemicals)	4,213	14,570
Insurance Australia Group Limited (Financials, Insurance)	5,605	16,988
Leighton Holdings Limited (Industrials, Construction & Engineering)	396	8,521
Lend Lease Corporation Limited (Financials, Real Estate Management & Development)	1,473	11,345
Lynas Corporation Limited (Materials, Metals & Mining)†	4,312	5,813
Macquaire Office Trust (Financials, REIT)	2	7
Macquarie Airports Group (Industrials, Transportation Infrastructure)	1,087	3,899
Macquarie Goodman Group (Financials, REIT)	15,581	9,816
Macquarie Group Limited (Financials, Capital Markets)	898	22,493
Metcash Limited (Consumer Staples, Food & Staples Retailing)	1,825	7,649
Mirvac Group (Financials, REIT)	8,853	11,832
National Australia Bank Limited (Financials, Commercial Banks)	5,667	141,899
Newcrest Mining Limited (Materials, Metals & Mining)	1,970	71,868
OneSteel Limited (Materials, Metals & Mining)	3,706	3,323
Orica Limited (Materials, Chemicals)	962	25,739
Origin Energy Limited (Energy, Oil, Gas & Consumable Fuels)	2,759	41,619
OZ Minerals Limited (Materials, Metals & Mining)	790	8,934
Qantas Airways Limited (Industrials, Airlines)†	3,289	5,277
QBE Insurance Group Limited (Financials, Insurance)	2,813	40,292

78	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

Australia (continued)
QR National Limited (Industrials, Road & Rail)	4,487	$16,037
Ramsay Health Care Limited (Health Care, Health Care Providers & Services)	343	6,663
Rio Tinto Limited (Materials, Metals & Mining)	1,123	76,471
Santos Limited (Energy, Oil, Gas & Consumable Fuels)	2,428	33,953
Sims Group Limited (Materials, Metals & Mining)	397	5,385
Sonic Healthcare Limited (Health Care, Health Care Providers & Services)	969	11,727
SP AusNet (Utilities, Electric Utilities)	4,319	4,256
Stockland (Financials, REIT)	6,260	22,439
SunCorp-Metway Limited (Financials, Insurance)	3,307	28,816
Tabcorp Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	2,012	5,971
Tattersall’s Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	3,724	8,959
Telstra Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	10,780	35,420
Toll Holdings Limited (Industrials, Air Freight & Logistics)	1,761	8,810
Transurban Group (Industrials, Transportation Infrastructure)	3,329	19,550
Wesfarmers Limited (Consumer Staples, Food & Staples Retailing)	2,620	84,124
Westfield Group (Financials, REIT)	5,542	47,866
Westfield Retail Trust (Financials, REIT)	7,498	20,031
Westpac Banking Corporation (Financials, Commercial Banks)	7,802	170,450
Woodside Petroleum Limited (Energy, Oil, Gas & Consumable Fuels)	1,628	56,749
Woolworths Limited (Consumer Staples, Food & Staples Retailing)	3,177	81,785
WorleyParsons Limited (Energy, Energy Equipment & Services)	505	13,870

		2,244,809

Austria: 0.24%
Erste Bank Der Oesterreichischen Sparkassen AG (Financials, Commercial Banks)	497	8,622
IMMOEAST AG (Financials, REIT)(a)	2,181	0
IMMOFINANZ Immobilien Anlagen AG (Financials, REIT)	2,606	8,063
OMV AG (Energy, Oil, Gas & Consumable Fuels)	389	12,918
Raiffeisen International Bank Holdings AG (Financials, Commercial Banks)	128	3,043
Telekom Austria AG (Telecommunication Services, Diversified Telecommunication Services)	843	9,766
Verbund – Oesterreichische Elektrizitaetswirtschafts AG (Utilities, Electric Utilities)	178	4,753
Voestalpine AG (Materials, Metals & Mining)	289	8,404
Wiener Staedtische Allgemeine Versicherung AG (Financials, Insurance)	114	4,085

		59,654

Belgium: 0.94%
Anheuser-Busch InBev NV (Consumer Staples, Beverages)	2,067	123,600
Anheuser-Busch InBev NV VVPR Strip (Consumer Staples, Beverages)†	2,600	3
Bekaert SA (Industrials, Electrical Equipment)	102	4,053
Belgacom SA (Telecommunication Services, Diversified Telecommunication Services)	395	12,544
Colruyt SA (Consumer Staples, Food & Staples Retailing)	199	7,536
Delhaize Group (Consumer Staples, Food & Staples Retailing)	272	16,041
Fortis (Financials, Insurance)	6,006	10,592
Fortis VVPR Strip (Financials, Insurance)†	9,100	12
Groupe Bruxelles Lambert SA (Financials, Diversified Financial Services)	217	15,463
KBC Groep NV (Financials, Commercial Banks)	435	4,873
Mobistar SA (Telecommunication Services, Wireless Telecommunication Services)†	80	4,375
Solvay SA (Materials, Chemicals)	159	14,925
UCB SA (Health Care, Pharmaceuticals)	265	11,086
Umicore (Materials, Chemicals)	295	12,701

		237,804

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Allocation Funds	79

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

Bermuda: 0.23%
Independent Tankers Corporation Limited (Energy, Oil, Gas & Consumable Fuels)†	50	$5
Li & Fung Limited (Consumer Discretionary, Distributors)	14,400	29,919
Seadrill Limited (Energy, Energy Equipment & Services)	828	28,919

		58,843

Denmark: 1.04%
A.P. Moller-Maersk A/S Class A (Industrials, Marine)	1	6,516
A.P. Moller-Maersk A/S Class B (Industrials, Marine)	4	27,415
Carlsberg A/S (Consumer Staples, Beverages)	271	19,943
Coloplast A/S (Health Care, Health Care Equipment & Supplies)	54	8,278
Danske Bank A/S (Financials, Commercial Banks)	1,679	23,444
DSV A/S (Industrials, Road & Rail)	550	10,712
Novo Nordisk A/S Class B (Health Care, Pharmaceuticals)	1,093	124,078
Novozymes A/S Class B2 (Materials, Chemicals)	530	16,998
TDC A/S (Telecommunication Services, Diversified Telecommunication Services)	900	7,441
Trygvesta A/S (Financials, Insurance)	75	4,331
Vestas Wind Systems A/S (Industrials, Electrical Equipment)†	548	7,393
William Demant Holding A/S (Health Care, Health Care Equipment & Supplies)†	59	4,891

		261,440

Finland: 0.89%
Elisa Oyj (Telecommunication Services, Diversified Telecommunication Services)	357	7,763
Fortum Oyj (Energy, Oil, Gas & Consumable Fuels)	1,155	26,571
Kesko Oyj (Consumer Staples, Food & Staples Retailing)	138	4,856
Kone Oyj (Industrials, Machinery)	388	21,853
Metso Oyj (Industrials, Machinery)	319	12,773
Neste Oil Oyj Limited (Energy, Oil, Gas & Consumable Fuels)	380	4,753
Nokia Oyj (Telecommunication Services, Diversified Telecommunication Services)	9,624	55,623
Nokian Renkaat Oyj (Consumer Discretionary, Auto Components)	280	9,275
Orion Oyj (Health Care, Pharmaceuticals)	267	5,431
Pohjola Bank plc (Financials, Diversified Financial Services)	368	3,676
Sampo Oyj (Financials, Insurance)	1,107	28,918
SanomaWSOY Oyj (Consumer Discretionary, Media)†	240	2,900
Stora Enso Oyj (Materials, Paper & Forest Products)	1,560	9,768
UPM-Kymmene Oyj (Materials, Paper & Forest Products)	1,318	15,429
Wartsila Oyj (Industrials, Machinery)	432	14,198

		223,787

France: 8.65%
Accor SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	378	10,577
Aeroports de Paris (Industrials, Transportation Infrastructure)†	88	6,436
Air Liquide SA (Materials, Chemicals)	730	92,367
Alcatel SA (Information Technology, Communications Equipment)†	5,904	9,881
Alstom SA (Industrials, Machinery)	541	18,733
ANF Immobilier (Financials, REIT)	2	76
Arkema SA (Industrials, Professional Services)	141	10,271
Atos Origin SA (Information Technology, IT Services)	134	6,547
AXA SA (Financials, Insurance)	4,418	63,971
BNP Paribas SA (Financials, Commercial Banks)	2,467	98,206
Bouygues SA (Industrials, Construction & Engineering)	486	15,841
Bureau Veritas SA (Industrials, Commercial Services & Supplies)	129	9,558

80	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

France (continued)
Cap Gemini SA (Information Technology, IT Services)	397	$15,078
Carrefour SA (Consumer Staples, Food & Staples Retailing)	1,464	38,980
Casino Guichard Perrachon SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	142	12,637
Christian Dior SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	138	17,872
CNP Assurances (Financials, Insurance)	355	4,778
Compagnie de Saint-Gobain (Industrials, Building Products)	1,023	43,378
Compagnie Generale de Geophysique – Veritas (Energy, Energy Equipment & Services)†	378	8,746
Compagnie Generale Des Establissements Michelin (Consumer Discretionary, Auto Components)	460	29,324
Credit Agricole SA (Financials, Commercial Banks)	2,460	15,813
Dassault Systemes SA (Information Technology, Software)	156	12,773
Edenred (Consumer Staples, Commercial Services & Supplies)	434	11,553
Eiffage SA (Industrials, Construction & Engineering)†	120	2,996
Electricite de France SA (Utilities, Electric Utilities)	609	16,611
Essilor International SA Cie Generale d’Optique (Health Care, Health Care Equipment & Supplies)	509	36,386
Eurazeo (Financials, Diversified Financial Services)	90	3,768
Eutelsat Communications SA (Consumer Discretionary, Media)	260	10,103
Fonciere des Regions (Financials, REIT)	72	4,796
France Telecom SA (Telecommunication Services, Diversified Telecommunication Services)	4,690	80,952
GDF Suez (Utilities, Multi-Utilities)	3,131	87,780
GDF Suez VVPR Strip (Utilities, Electric Utilities)	1,701	2
Gecina SA (Financials, REIT)	56	4,837
Groupe Danone (Consumer Staples, Food Products)	1,504	99,298
Groupe Eurotunnel SA (Industrials, Transportation Infrastructure)	1,205	9,161
ICADE (Financials, REIT)	69	5,516
ILIAD SA (Telecommunication Services, Diversified Telecommunication Services)	48	5,865
Imerys SA (Materials, Construction Materials)	87	4,414
JC Decaux SA (Consumer Discretionary, Media)	197	5,121
Klepierre (Financials, REIT)	270	7,839
L’Oreal SA (Consumer Staples, Personal Products)	611	66,131
Lafarge SA (Materials, Construction Materials)	528	19,300
Lagardere SCA (Consumer Discretionary, Media)	299	7,282
Legrand SA (Industrials, Electrical Equipment)	576	18,645
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	654	102,974
Natixis (Financials, Commercial Banks)	2,371	6,887
Neopost SA (Information Technology, Office Electronics)	94	6,660
Pernod-Ricard SA (Consumer Staples, Beverages)	503	47,452
Peugeot SA (Consumer Discretionary, Automobiles)	393	7,358
Pinault-Printempts-Redoute SA (Consumer Discretionary, Multiline Retail)	197	29,521
Publicis Groupe SA (Consumer Discretionary, Media)	370	17,674
Renault SA (Consumer Discretionary, Automobiles)	506	18,960
Safran SA (Industrials, Aerospace & Defense)	424	12,581
Sanofi-Aventis SA (Health Care, Pharmaceuticals)	2,951	206,410
Schneider Electric SA (Industrials, Electrical Equipment)	1,236	70,284
SCOR SE (Financials, Insurance)	444	10,606
Societe BIC SA (Industrials, Commercial Services & Supplies)	79	7,014
Societe Generale (Financials, Commercial Banks)	1,698	41,486
Societe Television Francaise 1 (Consumer Discretionary, Media)	348	3,611
Sodexho Alliance SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	245	17,819
Suez Environnement SA (Utilities, Water Utilities)	717	9,106
Technip SA (Energy, Energy Equipment & Services)	249	23,724
Thales SA (Industrials, Aerospace & Defense)	220	6,955

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Allocation Funds	81

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

France (continued)
Total SA (Energy, Oil, Gas & Consumable Fuels)	5,442	$280,766
Unibail-Rodamco SE (Financials, Real Estate Management & Development)	233	43,434
Vallourec SA (Industrials, Machinery)	291	19,978
Veolia Environnement SA (Utilities, Multi-Utilities)	937	11,987
Vinci SA (Industrials, Construction & Engineering)	1,126	50,339
Vivendi SA (Consumer Discretionary, Media)	3,179	73,327
Wendel SA (Industrials, Industrial Conglomerates)	84	6,052

		2,183,164

Germany: 7.57%
Adidas-Salomon AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	545	38,434
Allianz AG (Financials, Insurance)	1,170	121,591
Axel Springer AG (Consumer Discretionary, Media)	117	5,260
BASF SE (Materials, Chemicals)	2,358	172,260
Bayer AG (Health Care, Pharmaceuticals)	2,129	140,091
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	854	64,739
Beiersdorf AG (Consumer Staples, Personal Products)	260	14,895
Brenntag AG (Materials, Chemicals)	74	7,106
Celesio AG (Health Care, Health Care Providers & Services)	224	3,582
Commerzbank AG (Financials, Commercial Banks)«	8,437	15,858
Continental AG (Consumer Discretionary, Auto Components)	213	15,123
Daimler AG (Consumer Discretionary, Automobiles)	2,297	104,498
Deutsche Bank AG (Financials, Capital Markets)	2,393	93,502
Deutsche Boerse AG (Financials, Capital Markets)	491	30,126
Deutsche Lufthansa AG (Industrials, Airlines)	580	7,520
Deutsche Post AG (Industrials, Air Freight & Logistics)	2,145	32,423
Deutsche Telekom AG (Telecommunication Services, Diversified Telecommunication Services)	7,123	92,489
E.ON AG (Utilities, Electric Utilities)	4,586	113,520
Fraport AG (Industrials, Transportation Infrastructure)	109	6,208
Fresenius Medical Care AG & Company KGaA (Health Care, Health Care Providers & Services)	541	37,089
Fresenius SE & Company KGaA (Health Care, Health Care Equipment & Supplies)	293	28,218
GEA Group AG (Industrials, Machinery)	436	12,906
Hannover Rueckversicherung AG (Financials, Insurance)	145	7,570
Heidelbergcement AG (Materials, Construction Materials)	353	14,893
Henkel KGaA (Consumer Staples, Household Products)	338	16,501
Hochtief AG (Industrials, Construction & Engineering)	120	6,886
Infineon Technologies AG (Information Technology, Semiconductors & Semiconductor Equipment)	2,863	23,800
K+S AG (Materials, Chemicals)	439	23,905
Kabel Deutschland Holding AG (Consumer Discretionary, Media)†	236	13,119
LANXESS AG (Materials, Chemicals)	219	12,285
Linde AG (Materials, Chemicals)	436	67,192
MAN AG (Industrials, Machinery)	161	13,953
Merck KGaA (Health Care, Pharmaceuticals)	167	16,623
Metro AG (Consumer Staples, Food & Staples Retailing)	341	16,827
Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance)	481	60,788
RWE AG (Utilities, Multi-Utilities)	1,072	44,439
Salzgitter AG (Materials, Metals & Mining)	100	5,192
SAP AG (Information Technology, Software)	2,369	141,854
Siemens AG (Industrials, Industrial Conglomerates)	2,110	213,530
Suedzucker AG (Consumer Staples, Food Products)	194	6,180
Thyssenkrupp AG (Materials, Metals & Mining)	960	24,797

82	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

Germany (continued)
United Internet AG (Information Technology, Internet Software & Services)	356	$6,888
Volkswagen AG (Consumer Discretionary, Automobiles)	78	11,880
Wacker Chemie AG (Materials, Chemicals)	38	3,638

		1,910,178

Greece: 0.08%
Coca-Cola Hellenic Bottling Company SA (Consumer Staples, Beverages)	465	7,116
Hellenic Telecommunications Organization SA (Telecommunication Services, Diversified Telecommunication Services)†	730	3,049
National Bank of Greece SA (Financials, Commercial Banks)	2,157	5,716
Opap SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	590	5,230

		21,111

Hong Kong: 2.69%
AIA Group Limited (Financials, Insurance)	21,400	67,262
ASM Pacific Technology (Information Technology, Semiconductors & Semiconductor Equipment)	500	5,561
Bank of East Asia Limited (Financials, Commercial Banks)	3,914	13,536
BOC Hong Kong Holdings Limited (Financials, Commercial Banks)	9,500	21,750
Cathay Pacific Airways Limited (Industrials, Airlines)	3,000	5,420
Cheung Kong Holdings Limited (Financials, Real Estate Management & Development)	4,000	45,775
Cheung Kong Infrastructure Holdings Limited (Financials, Diversified Financial Services)	1,000	5,607
CLP Holdings Limited (Utilities, Electric Utilities)	5,000	44,430
First Pacific Company Limited (Financials, Diversified Financial Services)	6,000	6,513
Foxconn International Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)†	6,000	3,833
Galaxy Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)†	4,000	7,940
Hang Lung Group Limited (Financials, Real Estate Management & Development)	2,000	10,713
Hang Lung Properties Limited (Financials, Real Estate Management & Development)	6,000	18,203
Hang Seng Bank Limited (Financials, Commercial Banks)	2,000	24,584
Henderson Land Development Company Limited (Financials, Real Estate Management & Development)	2,163	10,761
Hong Kong & China Gas Company Limited (Utilities, Gas Utilities)	12,476	28,988
Hong Kong Electric Holdings Limited (Utilities, Electric Utilities)	3,500	26,225
Hong Kong Exchanges & Clearing Limited (Financials, Diversified Financial Services)	2,664	43,985
Hopewell Holdings (Financials, Real Estate Management & Development)	1,000	2,610
Hutchison Whampoa Limited (Industrials, Industrial Conglomerates)	5,000	43,847
Hysan Development Company Limited (Financials, Real Estate Management & Development)	1,847	5,958
Kerry Properties Limited (Financials, Real Estate Management & Development)	1,976	6,881
Lifestyle International Holdings Limited (Consumer Discretionary, Multiline Retail)	1,500	3,532
MTR Corporation Limited (Industrials, Road & Rail)	3,641	12,012
New World Development Limited (Financials, Real Estate Management & Development)	9,991	8,543
Noble Group Limited (Industrials, Trading Companies & Distributors)	10,104	9,395
NWS Holdings Limited (Industrials, Industrial Conglomerates)	4,218	6,038
Orient Overseas International Limited (Industrials, Marine)	700	3,234
PCCW Limited (Telecommunication Services, Diversified Telecommunication Services)	11,977	4,423
Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	5,962	17,759
Shangri-La Asia Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	4,333	8,054
Sino Land Company (Financials, Real Estate Management & Development)	6,846	8,635
SJM Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	4,000	6,881
Sun Hung Kai Properties Limited (Financials, Real Estate Management & Development)	4,057	50,416
Swire Pacific Limited (Financials, Real Estate Management & Development)	2,000	24,389
The Link REIT (Financials, REIT)	5,679	20,457
Wharf Holdings Limited (Financials, Real Estate Management & Development)	3,625	17,742

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Allocation Funds	83

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

Hong Kong (continued)
Wheelock & Company (Financials, Real Estate Management & Development)	2,000	$5,341
Wing Hang Bank Limited (Financials, Commercial Banks)	509	4,205
Wynn Macau Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	3,812	11,199
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	2,000	5,829

		678,466

Ireland: 0.29%
CRH plc (Materials, Construction Materials)	1,826	34,860
Elan Corporation plc (Health Care, Pharmaceuticals)†	1,206	13,135
James Hardie Industries NV (Materials, Construction Materials)	1,288	9,253
Kerry Group plc (Consumer Staples, Food Products)	369	13,781
Ryanair Holdings plc ADR (Industrials, Airlines)†	81	2,437

		73,466

Israel: 0.64%
Bank Hapoalim Limited (Financials, Commercial Banks)	2,612	8,982
Bank Leumi Le-Israel (Financials, Commercial Banks)	3,047	8,919
Bezeq Israeli Telecommunication Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	4,581	8,658
Cellcom Israel Limited (Telecommunication Services, Wireless Telecommunication Services)	147	2,555
Delek Group Limited (Industrials, Industrial Conglomerates)	12	2,229
Elbit Systems Limited (Industrials, Aerospace & Defense)	69	2,862
Israel Chemicals Limited (Materials, Chemicals)	1,191	12,826
Israel Discount Bank Limited (Financials, Commercial Banks)†	1,639	2,422
Nice Systems Limited (Information Technology, Software)†	183	6,137
Partner Communications Company Limited (Telecommunication Services, Wireless Telecommunication Services)†	252	2,425
Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	2,421	95,977
The Israel Corporation Limited (Materials, Chemicals)	5	3,314
United Mizrahi Bank Limited (Financials, Commercial Banks)	359	2,972

		160,278

Italy: 2.21%
AEM SpA (Utilities, Multi-Utilities)	3,249	3,404
Assicurazioni Generali SpA (Financials, Insurance)	2,959	49,139
Atlantia SpA (Industrials, Transportation Infrastructure)	811	12,498
Autogrill SpA (Consumer Discretionary, Hotels, Restaurants & Leisure)	334	3,484
Banca Carige SpA (Financials, Commercial Banks)	1,676	3,336
Banca Monte Dei Paschi di Siena SpA (Financials, Commercial Banks)	11,841	3,979
Banco Popolare SpA (Financials, Commercial Banks)«	3,821	4,592
Beni Stabili SpA (Financials, Real Estate Management & Development)	720	281
Enel Green Power SpA (Utilities, Multi-Utilities)	3,940	8,839
Enel SpA (Utilities, Multi-Utilities)«	16,742	71,336
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	6,188	131,051
Exor SpA (Financials, Diversified Financial Services)	190	4,042
Fiat Industrial SpA (Consumer Discretionary, Auto Components)†	1,989	17,831
Fiat SpA (Consumer Discretionary, Automobiles)«	1,989	10,298
Finmeccanica SpA (Industrials, Aerospace & Defense)	1,029	4,464
Intesa Sanpaolo SpA (Financials, Commercial Banks)	25,550	42,438
Intesa Sanpaolo di Risparmio (Financials, Commercial Banks)	2,763	3,562
Luxottica Group SpA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	280	7,987
Mediaset SpA (Consumer Discretionary, Media)	1,799	5,318

84	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

Italy (continued)
Mediobanca SpA (Financials, Capital Markets)	1,197	$7,735
Pirelli & Company SpA (Consumer Discretionary, Auto Components)	705	6,670
Prelios SpA (Financials, Real Estate Management & Development)†	705	82
Prysmian SpA (Industrials, Electrical Equipment)	537	7,340
Saipem SpA (Energy, Energy Equipment & Services)	655	29,308
Snam Rete Gas SpA (Utilities, Gas Utilities)	3,851	17,878
Telecom Italia Rsp (Telecommunication Services, Diversified Telecommunication Services)	16,221	15,850
Telecom Italia SpA (Telecommunication Services, Diversified Telecommunication Services)	24,797	28,073
Terna SpA (Utilities, Electric Utilities)«	3,371	12,096
UniCredito Italiano SpA (Financials, Commercial Banks)	33,615	35,107
Unione di Banche SpA (Financials, Commercial Banks)	2,163	8,821

		556,839

Japan: 21.19%
ABC-Mart Incorporated (Consumer Discretionary, Specialty Retail)	100	3,718
Advantest Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	400	4,502
Aeon Company Limited (Consumer Staples, Food & Staples Retailing)	1,600	21,863
Aeon Credit Service Company Limited (Financials, Consumer Finance)	200	3,069
Aeon Mall Company Limited (Financials, Real Estate Management & Development)	200	4,675
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	500	15,108
Ajinomoto Company Incorporated (Consumer Staples, Food Products)	2,000	23,957
Alfresa Holdings Corporation (Health Care, Health Care Providers & Services)	100	3,689
All Nippon Airways Company Limited (Industrials, Airlines)	2,000	6,029
Amada Company Limited (Industrials, Machinery)	1,000	6,234
Aozora Bank Limited (Financials, Commercial Banks)	1,000	2,679
Asahi Breweries Limited (Consumer Staples, Beverages)	1,000	22,196
Asahi Glass Company Limited (Industrials, Building Products)	3,000	25,681
Asahi Kasei Corporation (Materials, Chemicals)	3,000	18,198
ASICS Corporation (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	400	4,799
Astellas Pharma Incorporated (Health Care, Pharmaceuticals)	1,100	42,401
Bank of Kyoto Limited (Financials, Commercial Banks)	1,000	8,698
Bank of Yokohama Limited (Financials, Commercial Banks)	3,000	14,313
Benesse Corporation (Consumer Discretionary, Diversified Consumer Services)	200	9,050
Bridgestone Corporation (Consumer Discretionary, Auto Components)	1,700	39,392
Brother Industries Limited (Information Technology, Office Electronics)	600	8,113
Canon Incorporated (Information Technology, Office Electronics)	2,900	130,100
Casio Computer Company Limited (Consumer Discretionary, Household Durables)	700	4,365
Central Japan Railway Company (Industrials, Road & Rail)	4	32,050
Chiba Bank Limited (Financials, Commercial Banks)	2,000	13,045
Chubu Electric Power Company Incorporated (Utilities, Electric Utilities)	1,700	32,363
Chugai Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	600	9,166
Citizen Holdings Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	600	3,520
Coca-Cola West Japan Company Limited (Consumer Staples, Beverages)	200	3,390
Cosmo Oil Company Limited (Energy, Oil, Gas & Consumable Fuels)	1,000	2,765
Credit Saison Company Limited (Financials, Consumer Finance)	400	7,325
Dai Ichi Mutual Life Insurance (Financials, Insurance)	23	25,658
Dai Nippon Printing Company Limited (Industrials, Commercial Services & Supplies)	1,000	9,815
Daicel Chemical Industries Limited (Materials, Chemicals)	1,000	5,604
Daido Steel Company Limited (Materials, Metals & Mining)	1,000	6,552
Daiichi Sankyo Company Limited (Health Care, Pharmaceuticals)	1,700	30,654
Daikin Industries Limited (Industrials, Building Products)	600	17,669

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Allocation Funds	85

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

Japan (continued)
Dainippon Sumitomo Pharma Company Limited (Health Care, Pharmaceuticals)	500	$5,157
Daito Trust Construction Company Limited (Financials, Real Estate Management & Development)	200	17,838
Daiwa House Industry Company Limited (Financials, Real Estate Management & Development)	1,000	12,103
Daiwa Securities Group Incorporated (Financials, Capital Markets)	4,000	13,441
Dena Company Limited (Consumer Discretionary, Internet & Catalog Retail)	300	9,313
Denki Kagaku Kogyo Kabushiki Kaisha (Materials, Chemicals)	1,000	3,936
Denso Corporation (Consumer Discretionary, Auto Components)	1,200	34,372
Dentsu Incorporated (Consumer Discretionary, Media)	500	14,544
East Japan Railway Company (Industrials, Road & Rail)	900	55,126
Eisai Company Limited (Health Care, Pharmaceuticals)	600	23,164
Electric Power Development Company (Utilities, Independent Power Producers & Energy Traders)	280	7,065
Elpida Memory Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)†	500	2,492
FamilyMart Company Limited (Consumer Staples, Food & Staples Retailing)	200	7,978
FANUC Limited (Industrials, Machinery)	500	82,149
Fast Retailing Company Limited (Consumer Discretionary, Specialty Retail)	100	16,228
Fuji Electric Holdings Company Limited (Industrials, Electrical Equipment)	1,000	2,958
Fuji Heavy Industries Limited (Consumer Discretionary, Automobiles)	2,000	11,560
Fujifilm Holdings Corporation (Information Technology, Electronic Equipment, Instruments & Components)	1,200	29,125
Fujitsu Limited (Information Technology, Computers & Peripherals)	5,000	26,608
Fukuoka Financial Group Incorporated (Financials, Commercial Banks)	2,000	8,244
Furukawa Electric Company Limited (Industrials, Electrical Equipment)	1,000	2,287
Gree Incorporated (Information Technology, Internet Software & Services)	200	6,715
GS Yuasa Corporation (Industrials, Electrical Equipment)	1,000	5,758
Gunma Bank Limited (Financials, Commercial Banks)	1,000	5,648
Hakuhodo DY Holdings Incorporated (Consumer Discretionary, Media)	70	3,840
Hamamatsu Photonics (Information Technology, Electronic Equipment, Instruments & Components)	200	7,368
Hino Motors Limited (Industrials, Machinery)	1,000	6,150
Hirose Electric Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	100	9,253
Hisamitsu Pharmaceutical Company Incorporated (Health Care, Pharmaceuticals)	200	7,980
Hitachi Chemical Company Limited (Materials, Chemicals)	300	5,792
Hitachi Construction Machinery Company Limited (Industrials, Machinery)†	300	5,327
Hitachi High-Technologies Corporation (Information Technology, Electronic Equipment, Instruments & Components)	200	4,416
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	12,000	66,587
Hokkaido Electric Power Company Incorporated (Utilities, Electric Utilities)	500	6,745
Hokuhoku Financial Group Incorporated (Financials, Commercial Banks)	3,000	5,859
Hokuriku Electric Power Company (Utilities, Electric Utilities)	500	8,998
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	4,200	133,284
Hoya Corporation (Information Technology, Electronic Equipment, Instruments & Components)	1,100	23,429
Ibiden Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	300	7,108
Idemitsu Kosan Company Limited (Energy, Oil, Gas & Consumable Fuels)	100	10,694
Inpex Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	6	40,505
Isetan Mitsukoshi Holdings Limited (Consumer Discretionary, Multiline Retail)	960	9,397
Ishikawajima-Harima Heavy Industries Company Limited (Industrials, Machinery)	3,000	7,046
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	3,000	14,154
Itochu Corporation (Industrials, Trading Companies & Distributors)	3,900	39,633
Itochu Techno-Science Corporation (Information Technology, IT Services)	100	4,320
J Front Retailing Company Limited (Consumer Discretionary, Multiline Retail)	800	3,543
Japan Petroleum Exploration Company (Energy, Oil, Gas & Consumable Fuels)	100	4,106
Japan Real Estate Investment Corporation (Financials, REIT)	1	8,293
Japan Prime Realty Investment Corporation (Financials, REIT)	2	4,869
Japan Retail Fund Investment Corporation (Financials, REIT)	4	6,117

86	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

Japan (continued)
Japan Steel Works (Industrials, Machinery)	1,000	$6,686
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	12	57,585
JFE Holdings Incorporated (Materials, Metals & Mining)	1,200	22,088
JGC Corporation (Industrials, Construction & Engineering)	1,000	25,203
Joyo Bank Limited (Financials, Commercial Banks)	2,000	8,695
JS Group Corporation (Industrials, Building Products)	700	13,276
JSR Corporation (Materials, Chemicals)	500	9,749
JTEKT Corporation (Industrials, Machinery)	600	5,918
Jupiter Telecommunications Company Limited (Consumer Discretionary, Media)	4	3,888
JX Holdings Incorporated (Energy, Energy Equipment & Services)†	5,700	36,250
Kajima Corporation (Industrials, Construction & Engineering)	2,000	6,023
Kamigumi Company Limited (Industrials, Transportation Infrastructure)	1,000	8,195
Kaneka Corporation (Industrials, Professional Services)	1,000	5,380
Kansai Electric Power Company Incorporated (Utilities, Electric Utilities)	1,900	28,461
Kansai Paint Company Limited (Materials, Chemicals)	1,000	9,520
Kao Corporation (Consumer Staples, Personal Products)	1,400	37,050
Kawasaki Heavy Industries Limited (Industrials, Machinery)	4,000	10,409
Kawasaki Kisen Kaisha Limited (Industrials, Marine)	2,000	3,477
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	8	53,006
Keihin Electric Express Railway Company Limited (Industrials, Road & Rail)	1,000	8,781
Keio Corporation (Industrials, Road & Rail)	1,000	6,786
Keisei Electric Railway Company Limited (Industrials, Road & Rail)	1,000	6,995
Keyence Corporation (Information Technology, Electronic Equipment, Instruments & Components)	100	25,587
Kintetsu Corporation (Industrials, Road & Rail)	4,000	14,843
Kirin Brewery Company Limited (Consumer Staples, Beverages)	2,000	24,419
Kobe Steel Limited (Materials, Metals & Mining)	6,000	9,581
Komatsu Limited (Industrials, Machinery)	2,400	61,420
Konami Corporation (Information Technology, Software)	200	6,015
Konica Minolta Holdings Incorporated (Information Technology, Office Electronics)	1,000	7,562
Kubota Corporation (Industrials, Machinery)	3,000	27,133
Kuraray Company Limited (Materials, Chemicals)	900	12,916
Kurita Water Industries Limited (Industrials, Machinery)	300	8,035
Kyocera Corporation (Information Technology, Electronic Equipment, Instruments & Components)	400	35,904
Kyowa Hakko Kogyo Company Limited (Health Care, Pharmaceuticals)	1,000	11,839
Kyushu Electric Power Company Incorporated (Utilities, Electric Utilities)	1,000	13,878
Lawson Incorporated (Consumer Staples, Food & Staples Retailing)	200	11,845
Mabuchi Motor Company Limited (Industrials, Electrical Equipment)	100	4,425
Makita Corporation (Industrials, Machinery)	300	10,495
Marubeni Corporation (Industrials, Trading Companies & Distributors)	4,000	24,711
Marui Company Limited (Consumer Discretionary, Multiline Retail)	700	5,125
Maruichi Steel Tube Limited (Materials, Metals & Mining)	100	2,204
Matsushita Electric Industrial Company Limited (Consumer Discretionary, Household Durables)	5,600	53,719
Mazda Motor Corporation (Consumer Discretionary, Automobiles)	4,000	7,295
McDonald’s Holdings Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	200	5,366
Mediceo Paltac Holdings Company Limited (Health Care, Health Care Providers & Services)	400	3,931
Meiji Holdings Company Limited (Consumer Staples, Food Products)	200	8,689
Millea Holdings Incorporated (Financials, Insurance)	1,900	46,182
Miraca Holdings Incorporated (Health Care, Health Care Providers & Services)	100	3,840
Mitsubishi Chemical Holdings Corporation (Materials, Chemicals)	3,500	20,333
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	3,600	74,424
Mitsubishi Electric Corporation (Industrials, Electrical Equipment)	5,000	47,332

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Allocation Funds	87

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

Japan (continued)
Mitsubishi Estate Company Limited (Financials, Real Estate Management & Development)	3,000	$50,080
Mitsubishi Gas Chemical Company Incorporated (Materials, Chemicals)	1,000	5,955
Mitsubishi Heavy Industries Limited (Industrials, Machinery)	8,000	33,591
Mitsubishi Materials Corporation (Materials, Metals & Mining)	3,000	8,443
Mitsubishi Motors Corporation (Consumer Discretionary, Automobiles)†	10,000	12,078
Mitsubishi UFJ Financial Group Incorporated (Financials, Commercial Banks)	32,670	143,095
Mitsubishi UFJ Securities Company Limited (Financials, Diversified Financial Services)	170	6,508
Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	4,400	69,423
Mitsui Chemicals Incorporated (Materials, Chemicals)	2,000	6,503
Mitsui Fudosan Company Limited (Financials, Real Estate Management & Development)	2,000	32,437
Mitsui OSK Lines Limited (Industrials, Marine)	3,000	9,537
Mitsui Sumitomo Insurance Group Holdings Incorporated (Financials, Insurance)	1,400	27,484
Mizuho Financial Group Incorporated (Financials, Commercial Banks)	57,700	75,958
Murata Manufacturing Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	500	29,630
Nabtesco Corporation (Industrials, Machinery)	200	4,404
Namco Bandai Holdings Incorporated (Consumer Discretionary, Leisure Equipment & Products)	500	7,209
NEC Corporation (Information Technology, Computers & Peripherals)	7,000	15,060
NGK Insulators Limited (Industrials, Machinery)	1,000	10,979
NHK Spring Company Limited (Transportation Equipment, Auto Components)	400	3,531
Nidec Corporation (Industrials, Electrical Equipment)	300	27,399
Nikon Corporation (Consumer Discretionary, Leisure Equipment & Products)	900	21,073
Nintendo Company Limited (Information Technology, Software)	300	45,671
Nippon Building Fund Incorporated (Financials, REIT)	1	9,167
Nippon Electric Glass Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,000	10,333
Nippon Express Company Limited (Industrials, Road & Rail)	2,000	7,580
Nippon Paper Group Incorporated (Materials, Paper & Forest Products)	300	6,431
Nippon Sheet Glass Company Limited (Industrials, Building Products)	2,000	3,846
Nippon Steel Corporation (Materials, Metals & Mining)	13,000	31,558
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	1,200	59,182
Nippon Yusen Kabushiki Kaisha (Industrials, Marine)	4,000	8,911
Nishi-Nippon City Bank Limited (Financials, Commercial Banks)	2,000	5,907
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	6,300	57,855
Nisshin Seifun Group Incorporated (Consumer Staples, Food Products)	500	6,003
Nisshin Steel Company Limited (Materials, Metals & Mining)	2,000	2,868
Nissin Food Products Company Limited (Consumer Staples, Food Products)	200	7,688
Nitori Company Limited (Consumer Discretionary, Specialty Retail)	100	9,347
Nitto Denko Corporation (Materials, Chemicals)	400	16,627
NKSJ Holdings Incorporated (Financials, Insurance)	1,000	19,764
NOK Corporation (Consumer Discretionary, Auto Components)	300	5,261
Nomura Holdings Incorporated (Financials, Capital Markets)	9,200	30,559
Nomura Real Estate Holding Incorporated (Financials, Real Estate Management & Development)	300	4,674
Nomura Real Estate Office Fund (Financials, REIT)	1	5,127
Nomura Research Institute Limited (Information Technology, IT Services)	300	6,620
NSK Limited (Industrials, Machinery)	1,000	6,618
NTN Corporation (Industrials, Machinery)	1,000	3,973
NTT Data Corporation (Information Technology, IT Services)	3	9,326
NTT DoCoMo Incorporated (Telecommunication Services, Wireless Telecommunication Services)	39	68,934
NTT Urban Development Corporation (Financials, Real Estate Management & Development)	3	2,038
Obayashi Corporation (Industrials, Construction & Engineering)	2,000	8,407
Odakyu Electric Railway Company Limited (Industrials, Road & Rail)	2,000	18,929

88	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

Japan (continued)
OJI Paper Company Limited (Materials, Paper & Forest Products)	2,000	$9,970
Olympus Corporation (Health Care, Health Care Equipment & Supplies)	600	8,105
Omron Corporation (Information Technology, Electronic Equipment, Instruments & Components)	500	10,706
Ono Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	200	10,420
Oracle Corporation Japan (Information Technology, Software)	100	3,355
Oriental Land Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	100	10,411
ORIX Corporation (Financials, Consumer Finance)	270	22,781
Osaka Gas Company Limited (Utilities, Gas Utilities)	5,000	19,075
Otsuka Holdings Company Limited (Health Care, Health Care Providers & Services)	600	16,466
Rakuten Incorporated (Consumer Discretionary, Internet & Catalog Retail)	19	20,385
Resona Holdings Incorporated (Financials, Commercial Banks)	4,800	21,499
Ricoh Company Limited (Information Technology, Office Electronics)	2,000	18,023
Rinnai Corporation (Consumer Discretionary, Household Durables)	100	7,607
Rohm Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	200	9,581
Sankyo Company Limited (Consumer Discretionary, Leisure Equipment & Products)	100	4,999
Sanrio Company Limited (Consumer Discretionary, Specialty Retail)	100	5,130
Santen Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	200	7,544
SBI Holdings Incorporated (Financials, Capital Markets)	59	4,822
Secom Company Limited (Industrials, Commercial Services & Supplies)	500	22,551
Sega Sammy Holdings Incorporated (Consumer Discretionary, Leisure Equipment & Products)	500	10,225
Seiko Epson Corporation (Information Technology, Computers & Peripherals)	400	5,600
Sekisui Chemical Company Limited (Materials, Chemicals)	1,000	7,514
Sekisui House Limited (Consumer Discretionary, Household Durables)	1,000	8,788
Seven & I Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	1,920	53,607
Seven Bank Limited (Financials, Commercial Banks)	2,000	3,953
Sharp Corporation (Consumer Discretionary, Household Durables)	2,200	22,452
Shikoku Electric Power Company Incorporated (Utilities, Electric Utilities)	500	13,996
Shimadzu Corporation (Information Technology, Electronic Equipment, Instruments & Components)	1,000	8,189
Shimano Incorporated (Consumer Discretionary, Leisure Equipment & Products)	200	9,848
Shimanura Company Limited (Consumer Discretionary, Specialty Retail)	100	9,505
Shimizu Corporation (Industrials, Construction & Engineering)	2,000	8,246
Shin-Etsu Chemical Company Limited (Materials, Chemicals)	1,100	55,302
Shinsei Bank Limited (Financials, Commercial Banks)	4,000	4,053
Shionogi & Company Limited (Health Care, Pharmaceuticals)	800	9,411
Shiseido Company Limited (Consumer Staples, Personal Products)	900	16,726
Shizuoka Bank Limited (Financials, Commercial Banks)	1,000	10,367
Showa Denko KK (Materials, Chemicals)	4,000	8,165
Showa Shell Sekiyu KK (Energy, Oil, Gas & Consumable Fuels)	600	4,017
SMC Corporation (Industrials, Machinery)	100	16,609
Softbank Corporation (Telecommunication Services, Wireless Telecommunication Services)	2,300	77,681
Sojitz Corporation (Industrials, Trading Companies & Distributors)«	3,700	5,806
Sony Corporation (Consumer Discretionary, Household Durables)	2,600	47,910
Sony Financial Holdings Incorporated (Financials, Insurance)	400	6,616
Square Enix Company Limited (Information Technology, Software)	200	4,096
Stanley Electric Company Limited (Consumer Discretionary, Auto Components)	400	5,901
Sumco Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	300	2,543
Sumitomo Chemical Company Limited (Materials, Chemicals)	4,000	15,280
Sumitomo Corporation (Industrials, Trading Companies & Distributors)	2,900	38,709
Sumitomo Electric Industries Limited (Consumer Discretionary, Auto Components)	2,000	21,718
Sumitomo Heavy Industries Limited (Industrials, Machinery)	1,000	6,113
Sumitomo Metal Industries Limited (Materials, Metals & Mining)	9,000	15,871

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Allocation Funds	89

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

Japan (continued)
Sumitomo Metal Mining Company Limited (Materials, Metals & Mining)	1,000	$13,493
Sumitomo Mitsui Financial Group Incorporated (Financials, Commercial Banks)	3,500	97,351
Sumitomo Mitsui Trust Holdings Incorporated (Financials, Commercial Banks)	8,000	24,513
Sumitomo Realty & Development Company Limited (Financials, Real Estate Management & Development)	1,000	19,835
Sumitomo Rubber Industries (Consumer Discretionary, Auto Components)	500	5,997
Suzuken Company Limited (Health Care, Health Care Providers & Services)	200	5,160
Suzuki Motor Corporation (Consumer Discretionary, Automobiles)	900	19,164
T&D Holdings Incorporated (Financials, Insurance)	1,400	13,643
Taisei Corporation (Industrials, Construction & Engineering)	3,000	7,775
Taisho Pharmaceutical Holdin Common Stock (Health Care, Pharmaceuticals)	100	6,689
Taiyo Nippon Sanso Corporation (Materials, Chemicals)	1,000	7,305
Takashimaya Company Limited (Consumer Discretionary, Multiline Retail)	1,000	7,126
Takeda Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	2,000	82,148
Tanabe Seiyaku Company Limited (Health Care, Pharmaceuticals)	600	9,322
TDK Corporation (Information Technology, Electronic Equipment, Instruments & Components)	300	15,329
Teijin Limited (Materials, Chemicals)	2,000	6,120
Terumo Corporation (Health Care, Health Care Equipment & Supplies)	400	19,485
The Chugoku Electric Power Company Incorporated (Utilities, Electric Utilities)	800	13,710
The Hachijuni Bank Limited (Financials, Commercial Banks)	1,000	5,907
The Hiroshima Bank Limited (Financials, Commercial Banks)	1,000	4,788
The Iyo Bank Limited (Financials, Commercial Banks)	1,000	9,904
THK Company Limited (Industrials, Machinery)	300	6,046
TOA Medical Electronics Company (Health Care, Health Care Equipment & Supplies)	200	6,885
Tobu Railway Company Limited (Industrials, Road & Rail)	3,000	15,197
Toho Company Limited Tokyo (Consumer Discretionary, Media)	300	5,147
Toho Gas Company Limited (Utilities, Gas Utilities)	1,000	5,940
Tohoku Electric Power Company Incorporated (Utilities, Electric Utilities)	1,100	11,458
Tokyo Electric Power Company Incorporated (Utilities, Electric Utilities)	3,700	14,043
Tokyo Electron Limited (Information Technology, Semiconductors & Semiconductor Equipment)	400	21,886
Tokyo Gas Company Limited (Utilities, Gas Utilities)	6,000	25,737
Tokyu Corporation (Industrials, Road & Rail)	3,000	14,464
Tokyu Land Corporation (Financials, Real Estate Management & Development)	1,000	3,917
Tonengeneral Sekiyu KK (Energy, Oil, Gas & Consumable Fuels)	1,000	11,405
Toppan Printing Company Limited (Industrials, Commercial Services & Supplies)	1,000	7,373
Toray Industries Incorporated (Materials, Chemicals)	4,000	29,988
Toshiba Corporation (Information Technology, Computers & Peripherals)	10,000	46,220
Tosoh Corporation (Materials, Chemicals)	1,000	2,926
TOTO Limited (Industrials, Building Products)	1,000	8,114
Toyo Seikan Kaisha Limited (Materials, Containers & Packaging)	400	5,574
Toyoda Gosei Company Limited (Consumer Discretionary, Auto Components)	200	3,481
Toyota Boshoku Corporation (Consumer Discretionary, Auto Components)	200	2,250
Toyota Industries Corporation (Consumer Discretionary, Auto Components)	500	13,960
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	7,100	233,807
Toyota Tsusho Corporation (Industrials, Trading Companies & Distributors)	600	10,096
Trend Micro Incorporated (Information Technology, Software)	300	9,209
Tsumura & Company (Health Care, Pharmaceuticals)	200	5,548
UBE Industries Limited Japan (Materials, Chemicals)	3,000	8,487
Uni-Charm Corporation (Consumer Discretionary, Household Products)	300	14,230
Ushio Incorporated (Industrials, Electrical Equipment)	300	4,536
USS Company Limited (Consumer Discretionary, Specialty Retail)	70	6,087
West Japan Railway Company (Industrials, Road & Rail)	400	16,512

90	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

Japan (continued)
Yahoo! Japan Corporation (Information Technology, Internet Software & Services)	37	$11,724
Yakult Honsha Company Limited (Consumer Staples, Food Products)	200	6,137
Yamada Denki Company Limited (Consumer Discretionary, Specialty Retail)	220	15,913
Yamaguchi Financial Group (Financials, Commercial Banks)	1,000	9,574
Yamaha Corporation (Consumer Discretionary, Leisure Equipment & Products)	500	4,856
Yamaha Motor Company Limited (Consumer Discretionary, Automobiles)	700	9,768
Yamato Holdings Company Limited (Industrials, Air Freight & Logistics)	1,000	16,058
Yamato Kogyo Company Limited (Materials, Metals & Mining)	100	2,770
Yaskawa Electric Corporation (Information Technology, Electronic Equipment, Instruments & Components)	1,000	8,592
Yokogawa Electric Corporation (Information Technology, Electronic Equipment, Instruments & Components)	600	5,683

		5,347,686

Luxembourg: 0.47%
Acergy SA (Energy, Energy Equipment & Services)	738	14,586
ArcelorMittal (Materials, Metals & Mining)	2,200	41,431
Millicom International Cellular SA (Telecommunication Services, Wireless Telecommunication Services)	187	20,319
SES SA (Consumer Discretionary, Media)	808	19,913
Tenaris SA (Energy, Energy Equipment & Services)	1,240	23,267

		119,516

Mauritius: 0.04%
Golden Agri-Resources Limited (Consumer Staples, Food Products)	17,672	9,982

Netherlands: 2.61%
Aegon NV (Financials, Insurance)	4,107	17,929
Akzo Nobel NV (Materials, Chemicals)	593	30,008
ASML Holding NV (Information Technology, Semiconductors & Semiconductor Equipment)	1,124	44,375
Boskalis Westminster NV (Industrials, Construction & Engineering)	212	7,132
Corio NV (Financials, REIT)	163	7,269
Delta Lloyd NV (Financials, Insurance)	249	4,381
European Aeronautic Defence & Space Company NV (Industrials, Aerospace & Defense)	1,011	30,332
Fugro NV (Energy, Energy Equipment & Services)	173	9,683
Heineken NV (Consumer Staples, Beverages)	653	30,583
Heineken Holding NV (Consumer Staples, Beverages)	286	11,476
ING Groep NV (Financials, Diversified Financial Services)†	9,869	76,970
Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	3,020	38,445
Koninklijke DSM NV (Consumer Staples, Food & Staples Retailing)	394	19,187
Koninklijke Philips Electronics NV (Materials, Chemicals)	2,598	52,849
Koninklijke Vopak NV (Industrials, Transportation Infrastructure)	185	10,173
QIAGEN NV (Health Care, Life Sciences Tools & Services)†	611	9,055
Randstad Holdings NV (Industrials, Commercial Services & Supplies)	308	9,632
Reed Elsevier NV (Consumer Discretionary, Media)	1,750	20,629
Royal KPN NV (Telecommunication Services, Diversified Telecommunication Services)	3,804	46,557
SBM Offshore NV (Energy, Energy Equipment & Services)	422	9,088
STMicroelectronics NV (Information Technology, Semiconductors & Semiconductor Equipment)	1,622	10,280
TNT Express NV (Industrials, Air Freight & Logistics)	953	6,868
Unilever NV (Consumer Staples, Food Products)	4,194	142,847
Wolters Kluwer NV (Consumer Discretionary, Media)	810	14,091

		659,839

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Allocation Funds	91

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

New Zealand: 0.12%
Auckland International Airport Limited (Industrials, Transportation Infrastructure)	2,874	$5,334
Contact Energy Limited (Utilities, Electric Utilities)†	960	4,033
Fletcher Building Limited (Materials, Construction Materials)	1,647	7,795
Sky City Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,772	4,752
Telecom Corporation of New Zealand Limited (Telecommunication Services, Diversified Telecommunication Services)	5,046	7,999

		29,913

Norway: 0.74%
Aker Solutions ASA (Industrials, Construction & Engineering)	397	4,648
DnB Nor ASA (Financials, Commercial Banks)	2,461	25,167
Gjensidige Forsikring ASA (Financials, Insurance)	504	5,839
Norsk Hydro ASA (Materials, Metals & Mining)	2,303	11,095
Orkla ASA (Industrials, Industrial Conglomerates)	2,081	15,869
Statoil ASA (Energy, Oil, Gas & Consumable Fuels)	2,831	73,209
Telenor ASA (Telecommunication Services, Diversified Telecommunication Services)	1,892	32,370
Yara International ASA (Materials, Chemicals)	484	19,702

		187,899

Portugal: 0.20%
Banco Espirito Santo SA (Financials, Commercial Banks)«	1,557	2,396
Cimpor Cimentos de Portugal SA (Materials, Construction Materials)	489	3,420
Energias de Portugal SA (Utilities, Electric Utilities)	4,543	14,561
Galp Energia SGPS SA (Energy, Oil, Gas & Consumable Fuels)	584	9,769
Jeronimo Martins SA (Consumer Staples, Food & Staples Retailing)	579	10,564
Portugal Telecom SGPS SA (Telecommunication Services, Diversified Telecommunication Services)	1,531	9,461

		50,171

Singapore: 1.50%
Ascendas REIT (Financials, REIT)	4,000	6,443
CapitaLand Limited (Financials, Real Estate Management & Development)	7,000	14,189
CapitaMall Trust (Financials, REIT)	5,670	7,849
CapitaMalls Asia Limited (Financials, Real Estate Management & Development)	4,000	4,072
City Developments Limited (Financials, Real Estate Management & Development)	1,000	7,742
ComfortDelGro Corporation Limited (Industrials, Road & Rail)	5,000	5,560
Cosco Corporation Singapore Limited (Industrials, Machinery)	2,000	1,440
DBS Group Holdings Limited (Financials, Commercial Banks)	4,943	49,155
Fraser & Neave Limited (Industrials, Industrial Conglomerates)	2,000	10,163
Global Logistic Properties Limited (Financials, Real Estate Management & Development)†	4,000	5,816
Hutchison Port Holdings Trust (Industrials, Transportation Infrastructure)	13,600	8,294
Jardine Cycle & Carriage Limited (Consumer Discretionary, Distributors)	122	4,468
K-REIT Asia (Financials, REIT)	40	28
Keppel Corporation Limited (Industrials, Industrial Conglomerates)	3,300	24,514
Keppel Land Limited (Financials, Real Estate Management & Development)	2,088	4,045
Neptune Orient Lines Limited (Industrials, Marine)	3,000	2,526
Olam International Limited (Consumer Staples, Food & Staples Retailing)	3,753	7,017
Oversea-Chinese Banking Corporation Limited (Financials, Commercial Banks)	6,757	43,043
SembCorp Industries Limited (Industrials, Industrial Conglomerates)	2,980	10,024
SembCorp Marine Limited (Industrials, Marine)	2,000	6,014
Singapore Airlines Limited (Industrials, Airlines)	1,600	13,110
Singapore Exchange Limited (Financials, Diversified Financial Services)	2,000	9,826

92	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

Singapore (continued)
Singapore Press Holdings Limited (Consumer Discretionary, Media)	4,000	$12,348
Singapore Telecommunications Limited (Telecommunication Services, Diversified Telecommunication Services)	20,000	48,749
StarHub Limited (Telecommunication Services, Wireless Telecommunication Services)	2,000	4,468
United Overseas Bank Limited (Financials, Commercial Banks)	3,310	40,133
United Overseas Land Limited (Financials, Real Estate Management & Development)	1,000	3,360
Wilmar International Limited (Consumer Staples, Food Products)	5,000	20,286
Yangzijiang Shipbuilding Holdings Limited (Industrials, Machinery)	4,000	2,881

		377,563

South Africa: 0.09%
Randgold Resources Limited (Materials, Metals & Mining)	225	23,937

Spain: 3.26%
Abertis Infraestructuras SA (Industrials, Transportation Infrastructure)	1,016	16,227
Acciona SA (Utilities, Electric Utilities)	75	6,976
Acerinox SA (Materials, Metals & Mining)	291	3,934
Actividades de Construccion y Servicios SA (Industrials, Construction & Engineering)«	381	12,357
Amadeus IT Holding SA (Information Technology, IT Services)	759	12,834
Banco Bilbao Vizcaya Argentaria SA (Financials, Commercial Banks)	11,801	99,408
Banco de Sabade SA (Financials, Commercial Banks)«	2,845	9,519
Banco de Valencia SA (Financials, Commercial Banks)†	12	7
Banco Popular Espanol SA (Financials, Commercial Banks)«	2,267	9,681
Banco Santander Central Hispano SA (Financials, Commercial Banks)	21,802	163,651
Bankia SA (Financials, Commercial Banks)	2,155	10,772
Bankinter SA (Financials, Commercial Banks)	547	3,075
Cintra Concesiones de Infraestructuras de Transporte SA (Industrials, Construction & Engineering)	930	11,533
Criteria CaixaCorp SA (Financials, Diversified Financial Services)	2,184	11,192
Distribuidora Internacional SA (Consumer Staples, Food & Staples Retailing)†	1,534	6,926
EDP Renovaveis SA (Utilities, Independent Power Producers & Energy Traders)†	637	3,681
Enagas SA (Utilities, Gas Utilities)	470	8,819
Fomento de Construcciones y Contratas SA (Industrials, Construction & Engineering)	112	2,899
Gas Natural SDG SA (Utilities, Gas Utilities)	894	15,563
Grifols SA (Health Care, Biotechnology)	405	6,548
Iberdrola SA (Utilities, Electric Utilities)	9,845	65,606
Indra Sistemas SA (Information Technology, IT Services)	268	3,778
Industria de Diseno Textil SA (Consumer Discretionary, Specialty Retail)	556	47,278
International Consolidated Airlines Group SA (Industrials, Airlines)†	2,367	5,509
Mapfre SA (Financials, Insurance)	2,292	7,672
Red Electrica de Espana SA (Utilities, Electric Utilities)	279	12,265
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	2,007	60,593
Telefonica SA (Telecommunication Services, Diversified Telecommunication Services)	10,535	197,830
Zardoya-Otis SA (Industrials, Machinery)	434	6,115

		822,248

Sweden: 2.91%
Alfa Laval AB (Industrials, Machinery)	868	16,740
Assa Abloy AB Class B (Industrials, Building Products)	787	19,357
Atlas Copco AB Class A (Industrials, Machinery)	1,750	37,550
Atlas Copco AB Class B (Industrials, Machinery)	974	18,590
Boliden AB (Materials, Metals & Mining)	704	10,207
Electrolux AB Class B (Consumer Discretionary, Household Durables)	623	10,849

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Allocation Funds	93

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

Sweden (continued)
Getinge AB (Health Care, Health Care Equipment & Supplies)	506	$13,043
Hennes & Mauritz AB Class B (Consumer Discretionary, Specialty Retail)	2,597	82,507
Hexagon AB (Industrials, Machinery)	666	10,159
Holmen AB Class B (Materials, Paper & Forest Products)	131	3,627
Husqvarna AB A Shares (Consumer Discretionary, Household Durables)	1	5
Husqvarna AB B Shares (Consumer Discretionary, Household Durables)	1,207	5,969
Industrivarden AB Class C (Financials, Diversified Financial Services)†	303	3,695
Investor AB (Financials, Diversified Financial Services)	1,200	22,382
Kinnevik Investment AB (Financials, Diversified Financial Services)	550	11,197
Lundin Petroleum AB (Energy, Oil, Gas & Consumable Fuels)†	573	14,674
Modern Times Group AB (Consumer Discretionary, Media)†	133	6,464
Nordea Bank AB (Financials, Commercial Banks)	6,663	53,050
Ratos AB B Shares (Financials, Capital Markets)	494	5,755
Sandvik AB (Industrials, Machinery)	2,563	32,852
Scania AB Class B (Industrials, Machinery)	800	12,250
Securitas AB (Industrials, Commercial Services & Supplies)	751	6,629
Skandinaviska Enskilda Banken AB Class A (Financials, Commercial Banks)	3,586	20,899
Skanska AB (Industrials, Construction & Engineering)	1,011	15,741
SKF AB Class B (Industrials, Machinery)	977	20,897
SSAB Svenskt Stal AB Class A (Materials, Metals & Mining)	392	3,565
Svenska Cellulosa AB Class B (Materials, Paper & Forest Products)	1,442	21,457
Svenska Handelsbanken AB (Financials, Commercial Banks)	1,249	32,976
Swedbank AB (Financials, Commercial Banks)	2,065	27,625
Swedish Match AB (Consumer Staples, Tobacco)	556	18,237
Tele2 AB (Telecommunication Services, Diversified Telecommunication Services)	821	16,374
Telefonaktiebolaget LM Ericsson B Shares (Information Technology, Communications Equipment)	7,617	81,260
Teliasonera AB (Telecommunication Services, Diversified Telecommunication Services)	5,371	36,638
Volvo AB Class B (Industrials, Machinery)	3,492	40,154

		733,374

Switzerland: 8.03%
ABB Limited (Industrials, Electrical Equipment)	5,644	106,994
Actelion Limited (Health Care, Biotechnology)	259	9,057
Adecco SA (Industrials, Professional Services)	330	14,353
Aryzta AG (Consumer Staples, Food Products)	205	9,897
Baloise Holding AG (Financials, Insurance)	132	9,363
Barry Callebaut AG (Consumer Staples, Food Products)	5	4,553
Compagnie Financiere Richemont SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,332	72,282
Credit Suisse Group AG (Financials, Capital Markets)	2,938	70,910
Geberit AG (Industrials, Building Products)	97	18,615
Givaudan SA (Materials, Chemicals)	22	20,447
Holcim Limited (Materials, Construction Materials)	624	34,954
Julius Baer Group Limited (Financials, Capital Markets)	520	18,621
Julius Baer Holding AG (Financials, Capital Markets)	503	5,883
Kuehne & Nagel International AG (Industrials, Marine)	145	17,703
Lindt & Spruengli AG (Participation Certificate) (Consumer Staples, Food Products)	2	6,115
Lonza Group AG (Health Care, Life Sciences Tools & Services)	135	8,279
Nestle SA (Consumer Staples, Food Products)	8,497	476,875
Novartis AG (Health Care, Pharmaceuticals)	6,009	324,511
Pargesa Holding SA (Financials, Diversified Financial Services)	80	5,764
Partners Group Holding AG (Financials, Diversified Financial Services)	34	6,271

94	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

Switzerland (continued)
Phonak Holding AG (Health Care, Health Care Equipment & Supplies)	119	$12,478
Roche Holdings AG (Health Care, Pharmaceuticals)	1,801	286,493
Schindler Holding AG (Industrials, Machinery)	126	15,149
Schindler Holding AG (Participation Certificate) (Industrials, Machinery)	64	7,810
SGS Societe Generale de Surveillance Holding SA (Industrials, Commercial Services & Supplies)	14	23,689
Sika AG (Materials, Chemicals)	5	9,378
Straumann Holding AG (Health Care, Health Care Equipment & Supplies)	23	4,044
Sulzer AG (Industrials, Machinery)	61	6,810
Swatch Group AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	114	8,051
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	79	30,812
Swiss Life Holding (Financials, Insurance)	80	8,379
Swiss Re Limited (Financials, Insurance)†	900	47,611
Swisscom AG (Telecommunication Services, Diversified Telecommunication Services)	61	23,036
Syngenta AG (Materials, Chemicals)	240	70,626
Transocean Limited (Energy, Energy Equipment & Services)	812	35,378
UBS AG (Financials, Capital Markets)	9,370	115,386
Zurich Financial Services AG (Financials, Insurance)	368	81,048

		2,027,625

United Kingdom: 22.50%
3I Group plc (Financials, Capital Markets)	2,452	7,346
Admiral Group plc (Financials, Insurance)	527	7,627
Aggreko plc (Industrials, Commercial Services & Supplies)	656	19,556
AMEC plc (Energy, Energy Equipment & Services)	854	11,687
Anglo American plc (Materials, Metals & Mining)	3,370	128,656
Antofagasta plc (Materials, Metals & Mining)	1,039	19,403
ARM Holdings plc (Information Technology, Semiconductors & Semiconductor Equipment)	3,379	31,752
Associated British Foods plc (Consumer Staples, Food Products)	924	16,127
AstraZeneca plc (Health Care, Pharmaceuticals)	3,460	159,360
Aviva plc (Financials, Insurance)	7,167	35,178
Babcock International Group plc (Industrials, Commercial Services & Supplies)	965	11,019
BAE Systems plc (Industrials, Aerospace & Defense)	8,644	37,319
Balfour Beatty plc (Industrials, Construction & Engineering)	1,651	6,536
Barclays plc (Financials, Commercial Banks)	29,817	85,895
BG Group plc (Health Care, Health Care Providers & Services)	8,698	186,562
BHP Billiton plc (Materials, Metals & Mining)	5,473	168,307
BP plc (Energy, Oil, Gas & Consumable Fuels)	48,773	353,231
British American Tobacco plc (Consumer Staples, Tobacco)	5,097	236,537
British Land Company plc (Financials, REIT)	2,154	16,813
British Sky Broadcasting plc (Consumer Discretionary, Media)	2,964	35,690
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	19,886	59,507
Bunzl plc (Industrials, Trading Companies & Distributors)	890	11,628
Burberry Group plc (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,138	22,798
Cairn Energy plc (Energy, Oil, Gas & Consumable Fuels)†	3,676	15,803
Capita Group plc (Industrials, Commercial Services & Supplies)	1,540	15,272
Carnival plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	445	15,326
Centrica plc (Utilities, Multi-Utilities)	13,315	63,292
Cobham plc (Industrials, Aerospace & Defense)	3,032	8,435
Compass Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	4,816	44,664
Diageo plc (Consumer Staples, Beverages)	6,447	138,082
Essar Energy plc (Energy, Oil, Gas & Consumable Fuels)	856	3,140

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Allocation Funds	95

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

United Kingdom (continued)
Eurasian Natural Resources Corporation (Materials, Metals & Mining)	677	$7,111
Experian Group Limited (Financials, Diversified Financial Services)	2,586	34,390
Fresnillo plc (Materials, Metals & Mining)	472	12,764
G4S plc (Industrials, Commercial Services & Supplies)	3,697	14,893
Genting International plc (Consumer Staples, Hotels, Restaurants & Leisure)†	16,000	19,449
GKN plc (Consumer Discretionary, Auto Components)	3,863	11,866
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	13,065	289,547
Glencore International plc (Materials, Metals & Mining)†	2,119	13,283
Hammerson plc (Financials, REIT)	1,929	11,894
HSBC Holdings plc (Financials, Commercial Banks)	46,112	359,694
ICAP plc (Financials, Capital Markets)	1,464	8,189
Imperial Tobacco Group plc (Consumer Staples, Tobacco)	2,576	92,677
Inmarsat plc (Telecommunication Services, Diversified Telecommunication Services)	1,153	7,938
Intercontinental Hotels Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	768	13,353
International Power plc (Utilities, Independent Power Producers & Energy Traders)	4,003	21,154
Intertek Group plc (Industrials, Commercial Services & Supplies)	409	12,396
Invensys plc (Industrials, Machinery)	2,127	6,812
Investec plc (Financials, Capital Markets)	1,364	7,766
ITV plc (Consumer Discretionary, Media)	9,733	9,954
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)	3,228	15,460
Johnson Matthey plc (Materials, Chemicals)	558	16,821
Kazakhmys plc (Materials, Metals & Mining)	540	7,877
Kingfisher plc (Consumer Discretionary, Specialty Retail)	6,383	25,724
Land Securities Group plc (Financials, REIT)	1,987	21,488
Legal & General Group plc (Financials, Insurance)	15,410	25,742
Liberty International plc (Financials, REIT)	1,382	6,992
Lloyds TSB Group plc (Financials, Commercial Banks)†	104,296	40,814
London Stock Exchange Group plc (Financials, Diversified Financial Services)	442	6,008
Lonmin plc (Materials, Metals & Mining)	458	7,727
Man Group plc (Financials, Capital Markets)	4,465	10,007
Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail)	4,158	21,635
Meggitt plc (Industrials, Aerospace & Defense)	2,001	12,007
National Grid plc (Utilities, Multi-Utilities)	9,164	90,057
Next plc (Consumer Discretionary, Multiline Retail)	452	19,105
Old Mutual plc (Financials, Insurance)	14,620	26,125
Pearson plc (Consumer Discretionary, Media)	2,045	37,149
Petrofac Limited (Energy, Energy Equipment & Services)	672	15,364
Prudential plc (Financials, Insurance)	6,444	63,426
Reckitt Benckiser Group (Consumer Staples, Household Products)	1,591	80,716
Reed Elsevier plc (Consumer Discretionary, Media)	3,197	26,587
Resolution Limited (Financials, Insurance)	4,020	14,921
Rexam plc (Materials, Containers & Packaging)	2,310	12,526
Rio Tinto plc (Materials, Metals & Mining)	3,602	189,630
Rolls Royce Holding plc Entitlement C Shares (Industrials, Aerospace & Defense)(a)	326,163	512
Rolls Royce Holdings plc (Industrials, Aerospace & Defense)	4,727	54,334
Royal Bank of Scotland Group plc (Financials, Commercial Banks)†	45,689	15,208
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)	9,275	324,389
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)	6,913	249,107
SABMiller plc (Consumer Staples, Beverages)	2,454	86,645
Sage Group plc (Information Technology, Software)	3,406	15,566
Schroders plc (Financials, Capital Markets)	278	5,880

96	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

Security Name			Shares	Value

United Kingdom (continued)
Scottish & Southern Energy plc (Utilities, Electric Utilities)			2,478	$51,311
Segro plc (Financials, REIT)			1,793	6,361
Serco Group plc (Industrials, Commercial Services & Supplies)			1,298	10,026
Severn Trent plc (Utilities, Water Utilities)			602	14,629
Shire Limited plc (Health Care, Pharmaceuticals)			1,417	47,651
Smith & Nephew plc (Health Care, Health Care Equipment & Supplies)			2,242	20,484
Smiths Group plc (Industrials, Industrial Conglomerates)			1,055	15,763
Standard Chartered plc (Financials, Commercial Banks)			6,169	134,304
Standard Life plc (Financials, Insurance)			6,334	20,174
Tate & Lyle plc (Consumer Staples, Food Products)			1,203	12,749
Tesco plc (Consumer Staples, Food & Staples Retailing)			20,432	130,450
TUI Travel plc (Consumer Discretionary, Hotels, Restaurants & Leisure)			1,657	4,497
Tullow Oil plc (Energy, Oil, Gas & Consumable Fuels)			2,267	49,561
Unilever plc (Consumer Staples, Food Products)			3,287	110,417
United Utilities Group plc (Utilities, Multi-Utilities)			1,772	17,542
Vedanta Resources plc (Materials, Metals & Mining)			299	5,015
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)			130,875	354,293
Weir Group plc (Industrials, Machinery)			554	18,007
Whitbread plc (Consumer Discretionary, Hotels, Restaurants & Leisure)			457	11,839
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)			5,798	29,395
Wolseley plc (Industrials, Trading Companies & Distributors)			710	21,287
WPP plc (Consumer Discretionary, Media)			3,240	34,064
Xstrata plc (Materials, Metals & Mining)			5,346	85,823

				5,678,869

United States: 0.11%
NYSE Euronext (Financials, Diversified Financial Services)			1	29
Synthes Incorporated (Health Care, Health Care Equipment & Supplies)†			165	27,305

				27,334

Total Common Stocks (Cost $25,149,043)				24,765,795

	Dividend Yield
Preferred Stocks: 0.52%

Germany: 0.52%
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	3.43%		124	6,533
Henkel KGaA (Consumer Staples, Household Products)	1.63		469	27,952
Porsche AG (Consumer Discretionary, Automobiles)	1.12		404	24,757
ProSiebenSat.1 (Consumer Discretionary, Media)	7.87		200	3,957
RWE AG (Utilities, Electric Utilities)	12.68		116	4,316
Volkswagen AG (Consumer Discretionary, Automobiles)	1.78		369	63,762

Total Preferred Stocks (Cost $105,050)				131,277

		Expiration Date
Rights: 0.00%

Australia: 0.00%
Bluescope Steel Limited (Materials, Metals & Mining)†		12/14/2011	3,842	43

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Allocation Funds	97

INTERNATIONAL INDEX PORTFOLIO

Security Name		Expiration Date	Shares	Value

Singapore: 0.00%
K-REIT Asia (Financials, REIT)†(a)		12/05/2011	34	$0

Total Rights (Cost $0)				43

Warrants: 0.00%
Golden Agri-Resources Limited (Consumer Staples, Food Products)†		07/23/2012	2,828	346

Total Warrants (Cost $0)				346

Short-Term Investments: 2.13%

Yield
Investment Companies: 2.13%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class(l)(u)	0.05%		395,186	395,186
Wells Fargo Securities Lending Cash Investment, LLC(v)(l)(u)(r)	0.17		141,007	141,007

Total Short-Term Investments (Cost $536,193)				536,193

Total Investments in Securities
(Cost $25,790,286)*	100.79%	25,433,654
Other Assets and Liabilities, Net	(0.79)	(198,914)

Total Net Assets	100.00%	$25,234,740

†	Non-income earning security.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

«	All or a portion of this security is on loan.

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $27,187,555 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,144,760
Gross unrealized depreciation	(3,898,661)

Net unrealized depreciation	$(1,753,901)

The following table shows the percent of total long-term investments by sector as of November 30, 2011:

Financials	21.9%
Industrials	11.8%
Consumer Staples	11.4%
Consumer Discretionary	10.7%
Materials	10.5%
Health Care	10.2%
Energy	8.4%
Telecommunication Services	6.0%
Information Technology	4.6%
Utilities	4.5%

100.0%

The accompanying notes are an integral part of these financial statements.

98	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

INTERNATIONAL VALUE PORTFOLIO

Security Name	Shares	Value

Common Stocks: 94.72%

Australia: 4.97%
Bendigo Bank Limited (Financials, Commercial Banks)	272,500	$2,578,517
BlueScope Steel Limited (Materials, Metals & Mining)	404,900	165,124
Challenger Financial Services Group Limited (Financials, Diversified Financial Services)	475,400	2,122,517
Downer EDI Limited (Industrials, Commercial Services & Supplies)	425,500	1,393,916
Goodman Fielder Limited (Consumer Staples, Food Products)	2,434,683	1,334,040
Grain Corporation Limited (Consumer Staples, Food Products)	114,000	906,433
Metcash Limited (Consumer Staples, Food & Staples Retailing)	446,500	1,871,348
Mincor Resources NL (Materials, Metals & Mining)	570,994	456,964
OneSteel Limited (Materials, Metals & Mining)	934,300	837,743
Sally Malay Mining Limited (Materials, Metals & Mining)	368,800	550,749
Telstra Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	818,100	2,688,009

		14,905,360

Austria: 0.87%
Erste Bank Der Oesterreichischen Sparkassen AG (Financials, Commercial Banks)	22,100	383,389
OMV AG (Energy, Oil, Gas & Consumable Fuels)	41,100	1,364,862
Voestalpine AG (Materials, Metals & Mining)	29,200	849,148

		2,597,399

Belgium: 1.32%
Delhaize Group (Consumer Staples, Food & Staples Retailing)	39,400	2,323,638
KBC Groep NV (Financials, Commercial Banks)	53,400	598,186
Tessenderlo Chemie NV (Materials, Chemicals)	37,000	1,027,759

		3,949,583

Brazil: 1.73%
Banco do Brasil SA (Financials, Commercial Banks)	130,500	1,746,399
Cia Saneamento Basico de Sau Paulo (Utilities, Water Utilities)	84,400	2,333,152
Cia Saneamento Minas Gerais (Utilities, Water Utilities)	63,200	1,127,804

		5,207,355

Canada: 2.07%
Magna International Incorporated Class A (Consumer Discretionary, Auto Components)«	54,400	1,940,895
Metro Incorporated (Consumer Staples, Food & Staples Retailing)«	58,500	2,956,689
Westjet Airlines Limited (Industrials, Airlines)	117,800	1,301,638

		6,199,222

China: 2.16%
China Communications (Telecommunication Services, Diversified Telecommunication Services)	2,054,000	991,694
China Petroleum & Chemical Corporation (Energy, Oil, Gas & Consumable Fuels)	4,269,000	4,520,174
China Railway Construction Corporation (Industrials, Construction & Engineering)	1,747,500	985,303

		6,497,171

Denmark: 0.81%
Danske Bank A/S (Financials, Commercial Banks)	45,600	636,723
H. Lundbeck A/S (Health Care, Pharmaceuticals)	93,000	1,802,414

		2,439,137

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Allocation Funds	99

INTERNATIONAL VALUE PORTFOLIO

Security Name	Shares	Value

Finland: 0.78%
Nokia Oyj (Telecommunication Services, Diversified Telecommunication Services)	183,900	$1,062,866
TietoEnator Oyj (Information Technology, IT Services)	82,700	1,277,099

		2,339,965

France: 7.41%
AXA SA (Financials, Insurance)	54,000	781,899
BNP Paribas SA (Financials, Commercial Banks)	30,200	1,202,202
Credit Agricole SA (Financials, Commercial Banks)	219,328	1,409,870
France Telecom SA (Telecommunication Services, Diversified Telecommunication Services)	86,100	1,486,132
Rallye SA (Consumer Staples, Food & Staples Retailing)	22,900	695,362
Sanofi-Aventis SA (Health Care, Pharmaceuticals)	88,338	6,178,883
SCOR SE (Financials, Insurance)	109,700	2,620,471
Societe Generale (Financials, Commercial Banks)	18,428	450,238
Total SA (Energy, Oil, Gas & Consumable Fuels)	85,500	4,411,160
Vivendi SA (Consumer Discretionary, Media)	130,400	3,007,811

		22,244,028

Germany: 7.08%
Allianz AG (Financials, Insurance)	33,100	3,439,886
BASF SE (Materials, Chemicals)	46,500	3,396,980
Deutsche Bank AG (Financials, Capital Markets)	41,200	1,609,809
E.ON AG (Utilities, Electric Utilities)	52,800	1,306,993
Hannover Rueckversicherung AG (Financials, Insurance)	31,000	1,618,366
Metro AG (Consumer Staples, Food & Staples Retailing)	49,800	2,457,440
Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance)	19,700	2,489,668
Norddeutsche Affinerie AG (Materials, Metals & Mining)	25,900	1,477,937
RWE AG (Utilities, Multi-Utilities)	40,900	1,695,480
Thyssenkrupp AG (Materials, Metals & Mining)	68,300	1,764,183

		21,256,742

Hong Kong: 1.84%
Cathay Pacific Airways Limited (Industrials, Airlines)	543,000	981,043
Chaoda Modern Agriculture Limited (Consumer Staples, Food Products)(a)	2,260,000	240,000
Johnson Electric Holdings Limited (Industrials, Electrical Equipment)	1,133,500	628,245
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)	2,204,000	1,049,329
Lonking Holdings Limited (Industrials, Machinery)«	3,973,000	1,376,206
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	429,500	1,251,726

		5,526,549

India: 0.62%
Tata Steel Limited GDR (Industrials, Machinery)	245,900	1,854,675

Indonesia: 0.11%
Pt Japfa Comfeed Indones (Consumer Staples, Food Products)	676,500	344,880

Ireland: 0.01%
Allied Irish Banks plc (Financials, Commercial Banks)	79,300	6,926
Bank of Ireland plc (Financials, Commercial Banks)	225,000	28,144
Irish Life & Permanent Group Holdings plc (Financials, Insurance)	111,500	4,794

		39,864

100	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

INTERNATIONAL VALUE PORTFOLIO

Security Name	Shares	Value

Israel: 1.07%
Bank Hapoalim Limited (Financials, Commercial Banks)	451,300	$1,551,858
Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	42,153	1,671,091

		3,222,949

Italy: 2.16%
Benetton Group SpA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)«	141,055	692,850
Enel SpA (Utilities, Multi-Utilities)«	688,400	2,933,201
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	135,200	2,863,301

		6,489,352

Japan: 19.29%
Adeka Corporation (Materials, Chemicals)	203,200	1,957,263
Chiba Bank Limited (Financials, Commercial Banks)	208,000	1,356,718
Comsys Holdings Corporation (Industrials, Construction & Engineering)	169,600	1,731,790
Edion Corporation (Consumer Discretionary, Specialty Retail)	73,600	576,405
Eizo Nanao Corporation (Information Technology, Computers & Peripherals)	63,300	1,241,718
Fuji Heavy Industries Limited (Consumer Discretionary, Automobiles)	262,000	1,514,304
Fukuoka Financial Group Incorporated (Financials, Commercial Banks)	378,000	1,558,036
Hitachi Capital Corporation (Financials, Consumer Finance)	57,700	806,401
Itochu Corporation (Industrials, Trading Companies & Distributors)	168,000	1,707,282
JX Holdings Incorporated (Energy, Energy Equipment & Services)	408,000	2,594,724
Kaneka Corporation (Industrials, Professional Services)	52,000	279,761
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	500	3,312,897
Kyorin Company Limited (Health Care, Pharmaceuticals)	99,000	1,669,144
Maeda Road Construction Company Limited (Industrials, Construction & Engineering)	148,000	1,466,982
Marubeni Corporation (Industrials, Trading Companies & Distributors)	516,000	3,187,707
Miraca Holdings Incorporated (Health Care, Health Care Providers & Services)	39,100	1,501,468
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	35,500	733,906
Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	54,300	856,739
Mitsui Mining & Smelting Company Limited (Materials, Metals & Mining)	498,000	1,290,397
Mizuho Financial Group Incorporated (Financials, Commercial Banks)	1,831,300	2,410,776
Nihon Kohden Corporation (Health Care, Health Care Equipment & Supplies)	73,100	1,690,729
Nippon Electric Glass Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	107,000	1,105,581
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	74,600	3,679,157
Nissan Shatai Company Limited (Consumer Discretionary, Auto Components)	170,000	1,664,953
NTT DoCoMo Incorporated (Telecommunication Services, Wireless Telecommunication Services)	1,400	2,474,562
Rengo Company Limited (Materials, Containers & Packaging)	208,000	1,480,097
Ryosan Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	19,700	443,982
Sankyu Incorporated (Industrials, Road & Rail)	313,000	1,185,739
Sega Sammy Holdings Incorporated (Consumer Discretionary, Leisure Equipment & Products)	80,800	1,652,370
Sojitz Corporation (Industrials, Trading Companies & Distributors)«	678,000	1,063,903
Sumitomo Corporation (Industrials, Trading Companies & Distributors)	285,000	3,804,193
Sumitomo Mitsui Financial Group Incorporated (Financials, Commercial Banks)	69,900	1,944,246
Sumitomo Mitsui Trust Holdings Incorporated (Financials, Commercial Banks)	396,000	1,213,411
The Keiyo Bank Limited (Financials, Commercial Banks)	62,000	314,348
Toshiba TEC Corporation (Information Technology, Office Electronics)	234,000	883,518
Tsuruha Holdings Incorporated (Consumer Staples, Food & Staples Retailing)	29,400	1,531,457

		57,886,664

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Allocation Funds	101

INTERNATIONAL VALUE PORTFOLIO

Security Name	Shares	Value

Liechtenstein: 0.24%
Verwaltungs-Und Privat-Bank AG (Financials, Capital Markets)	7,800	$724,847

Netherlands: 2.55%
Aegon NV (Financials, Insurance)	151,800	662,669
ING Groep NV (Financials, Diversified Financial Services)	237,100	1,849,183
Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	192,800	2,454,386
Koninklijke DSM NV (Consumer Staples, Food & Staples Retailing)	52,700	2,566,372
Nutreco Holding NV (Consumer Staples, Food Products)	1,740	114,102

		7,646,712

Norway: 1.39%
Atea ASA (Information Technology, IT Services)	158,200	1,554,629
DnB Nor ASA (Financials, Commercial Banks)	98,900	1,011,393
Statoil ASA (Energy, Oil, Gas & Consumable Fuels)	61,700	1,595,551

		4,161,573

Philippines: 0.64%
Universal Robina Corporation (Consumer Staples, Food Products)	1,657,400	1,916,655

Portugal: 0.12%
Banco BPI SA (Financials, Commercial Banks)«	245,688	156,897
Banco Espirito Santo SA (Financials, Commercial Banks)«	131,400	202,238

		359,135

Russia: 2.28%
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels)	150,900	3,456,961
Lukoil ADR (Energy, Oil, Gas & Consumable Fuels)	60,400	3,395,084

		6,852,045

Singapore: 0.46%
United Overseas Bank Limited (Financials, Commercial Banks)	113,000	1,370,086

South Africa: 0.68%
Exxaro Resources Limited (Materials, Metals & Mining)	91,400	2,039,874

South Korea: 2.13%
Industrial Bank of Korea (Financials, Commercial Banks)	192,500	2,559,101
POSCO (Materials, Metals & Mining)	5,700	1,921,052
Woori Finance Holdings Company Limited (Financials, Commercial Banks)	212,200	1,901,154

		6,381,307

Spain: 3.40%
Banco Bilbao Vizcaya Argentaria SA (Financials, Commercial Banks)	185,200	1,560,073
Banco Espanol de Credito SA (Financials, Commercial Banks)«	146,100	704,278
Banco Santander Central Hispano SA (Financials, Commercial Banks)	430,300	3,229,926
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	123,800	3,737,639
Telefonica SA (Telecommunication Services, Diversified Telecommunication Services)	52,400	983,985

		10,215,901

102	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

INTERNATIONAL VALUE PORTFOLIO

Security Name	Shares	Value

Sweden: 2.00%
Boliden AB (Materials, Metals & Mining)	169,300	$2,454,583
Saab AB (Industrials, Aerospace & Defense)	113,500	2,032,503
Svenska Cellulosa AB Class B (Materials, Paper & Forest Products)	101,800	1,514,785

		6,001,871

Switzerland: 6.52%
Baloise Holding AG (Financials, Insurance)	28,800	2,042,922
Clariant AG (Materials, Chemicals)	101,215	995,118
Credit Suisse Group AG (Financials, Capital Markets)	76,500	1,846,369
Georg Fischer AG (Industrials, Machinery)	1,800	666,584
Novartis AG (Health Care, Pharmaceuticals)	82,500	4,455,347
Roche Holdings AG (Health Care, Pharmaceuticals)	29,500	4,692,688
Swiss Re Limited (Financials, Insurance)	28,900	1,528,854
Zurich Financial Services AG (Financials, Insurance)	15,200	3,347,623

		19,575,505

United Kingdom: 18.01%
Amlin plc (Financials, Insurance)	190,400	1,005,534
AstraZeneca plc (Health Care, Pharmaceuticals)	109,800	5,057,139
Aviva plc (Financials, Insurance)	220,500	1,082,290
BAE Systems plc (Industrials, Aerospace & Defense)	684,100	2,953,461
Barclays plc (Financials, Commercial Banks)	242,900	699,728
BP plc (Energy, Oil, Gas & Consumable Fuels)	459,300	3,326,414
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	1,421,700	4,254,322
Charter International plc (Industrials, Machinery)«	87,468	1,283,877
DS Smith plc (Industrials, Professional Services)	337,400	1,065,869
Firstgroup plc (Industrials, Road & Rail)	254,700	1,309,286
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	182,500	4,044,570
Greene King plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	184,200	1,400,087
Home Retail Group (Consumer Discretionary, Internet & Catalog Retail)	442,800	625,920
Kesa Electricals plc (Consumer Discretionary, Specialty Retail)	679,100	949,820
LogicaCMG plc (Industrials, Professional Services)	949,700	1,204,906
Marston’s plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	632,790	953,803
Next plc (Consumer Discretionary, Multiline Retail)	42,900	1,813,264
Old Mutual plc (Financials, Insurance)	1,123,200	2,007,112
Pace plc (Consumer Discretionary, Household Durables)	374,800	302,919
Premier Foods plc (Consumer Staples, Food Products)	315,100	29,143
Royal & Sun Alliance Insurance Group plc (Financials, Insurance)	443,900	756,215
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)	14,300	499,477
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)	264,000	9,513,125
Thomas Cook Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	389,400	112,156
Tullett Prebon plc (Financials, Capital Markets)	279,500	1,345,473
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)	1,698,900	4,599,103
WH Smith Public Limited Corporation (Consumer Discretionary, Specialty Retail)	223,600	1,847,473

		54,042,486

Total Common Stocks (Cost $355,111,567)		284,288,892

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Allocation Funds	103

INTERNATIONAL VALUE PORTFOLIO

Security Name		Dividend Yield		Shares	Value

Preferred Stocks: 0.67%

Brazil: 0.67%
Cia Energetica de Minas Gerais (Energy, Oil, Gas & Consumable Fuels)		11.08%		117,200	$2,010,421

Total Preferred Stocks (Cost $1,881,958)					2,010,421

			Expiration Date
Rights: 0.00%

Australia: 0.00%
Bluescope Steel Limited (Materials, Metals & Mining)†(i)			12/14/2011	323,920	3,664

Total Rights (Cost $0)					3,664

		Yield
Short-Term Investments: 4.84%

Investment Companies: 4.84%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class(l)(u)		0.05		4,700,685	4,700,685
Wells Fargo Securities Lending Cash Investments, LLC(r)(l)(u)(v)		0.17		9,825,883	9,825,883

Total Short-Term Investments (Cost $14,526,568)					14,526,568

Total Investments in Securities
(Cost $371,520,093)*	100.23%				300,829,545
Other Assets and Liabilities, Net	(0.23)				(691,996)

Total Net Assets	100.00%				$300,137,549

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

†	Non-income earning security.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $372,411,097 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$16,956,940
Gross unrealized depreciation	(88,538,492)

Net unrealized depreciation	$(71,581,552)

The following table shows the percent of total long-term investments by sector as of November 30, 2011:

Financials	23.2%
Energy	15.1%
Industrials	12.2%
Health Care	11.5%
Telecommunication Services	8.9%
Materials	8.5%
Consumer Staples	7.6%
Consumer Discretionary	7.1%
Utilities	3.3%
Information Technology	2.6%

100.0%

The accompanying notes are an integral part of these financial statements.

104	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

LARGE COMPANY VALUE PORTFOLIO

Security Name	Shares	Value

Common Stocks: 97.28%

Consumer Discretionary: 10.07%

Hotels, Restaurants & Leisure: 2.22%
Carnival Corporation	20,824	$691,357
Starwood Hotels & Resorts Worldwide Incorporated«	12,107	577,262

		1,268,619

Household Durables: 1.24%
Newell Rubbermaid Incorporated	46,130	705,789

Media: 2.11%
DIRECTV Group Incorporated«†	14,141	667,738
Walt Disney Company	15,013	538,216

		1,205,954

Multiline Retail: 1.48%
Target Corporation	15,998	843,095

Specialty Retail: 1.94%
Home Depot Incorporated	28,282	1,109,220

Textiles, Apparel & Luxury Goods: 1.08%
VF Corporation	4,470	619,944

Consumer Staples: 6.40%

Beverages: 0.99%
PepsiCo Incorporated	8,855	566,720

Food & Staples Retailing: 2.05%
CVS Caremark Corporation	30,122	1,169,938

Food Products: 1.89%
Archer Daniels Midland Company	14,432	434,692
Sara Lee Corporation	33,996	644,564

		1,079,256

Household Products: 1.47%
Procter & Gamble Company	12,979	838,054

Energy: 11.20%

Energy Equipment & Services: 2.86%
Nabors Industries Limited†	45,785	821,383
Noble Corporation	23,475	810,592

		1,631,975

Oil, Gas & Consumable Fuels: 8.34%
Apache Corporation	6,401	636,515
Chevron Corporation	17,178	1,766,242
ConocoPhillips	15,497	1,105,246
Devon Energy Corporation	9,879	646,679

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Allocation Funds	105

LARGE COMPANY VALUE PORTFOLIO

Security Name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Company	6,489	$613,470

		4,768,152

Financials: 24.57%

Capital Markets: 1.96%
Goldman Sachs Group Incorporated	5,327	510,646
State Street Corporation	15,400	610,610

		1,121,256

Commercial Banks: 4.83%
Comerica Incorporated	28,097	708,606
First Republic Bank Corporation†	37,977	1,077,788
KeyCorp	133,273	971,560

		2,757,954

Consumer Finance: 1.48%
Capital One Financial Corporation«	18,887	843,493

Diversified Financial Services: 7.14%
Bank of America Corporation	108,425	589,832
Berkshire Hathaway Incorporated Class B†	14,819	1,167,144
Citigroup Incorporated	35,837	984,801
JPMorgan Chase & Company	43,198	1,337,842

		4,079,619

Insurance: 5.32%
ACE Limited	16,101	1,119,503
Chubb Corporation	15,384	1,037,497
MetLife Incorporated«	27,991	881,157

		3,038,157

REIT: 3.84%
Alexandria Real Estate Equities Incorporated«	11,235	736,567
Simon Property Group Incorporated	11,720	1,457,265

		2,193,832

Health Care: 12.79%

Health Care Equipment & Supplies: 2.01%
Baxter International Incorporated	11,913	615,426
Stryker Corporation	10,945	534,444

		1,149,870

Health Care Providers & Services: 2.07%
CIGNA Corporation	26,732	1,182,356

Pharmaceuticals: 8.71%
Abbott Laboratories	10,170	554,774
Hospira Incorporated«†	19,101	538,457
Johnson & Johnson Services Incorporated	16,562	1,071,893

106	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

LARGE COMPANY VALUE PORTFOLIO

Security Name	Shares	Value

Pharmaceuticals (continued)
Merck & Company Incorporated	25,764	$921,063
Pfizer Incorporated	67,508	1,354,886
Teva Pharmaceutical Industries Limited ADR	13,463	533,269

		4,974,342

Industrials: 8.49%

Airlines: 0.95%
Southwest Airlines Company«	64,700	542,186

Construction & Engineering: 0.85%
URS Corporation«†	13,366	483,047

Industrial Conglomerates: 3.13%
General Electric Company	112,546	1,790,607

Machinery: 1.99%
Dover Corporation	9,395	516,443
Eaton Corporation	13,754	617,692

		1,134,135

Road & Rail: 1.57%
Norfolk Southern Corporation«	11,913	899,908

Information Technology: 9.65%

Communications Equipment: 1.97%
Cisco Systems Incorporated	60,535	1,128,372

Computers & Peripherals: 1.45%
EMC Corporation«†	36,030	829,050

Internet Software & Services: 1.02%
Google Incorporated Class A†	969	580,809

IT Services: 1.91%
Accenture plc«	18,790	1,088,505

Semiconductors & Semiconductor Equipment: 1.28%
Maxim Integrated Products Incorporated	28,476	730,409

Software: 2.02%
Compuware Corporation«†	75,935	627,224
Microsoft Corporation	20,630	527,715

		1,154,939

Materials: 2.21%

Chemicals: 1.59%
Ashland Incorporated«	10,073	560,260
Huntsman Corporation	31,962	349,345

		909,605

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Allocation Funds	107

LARGE COMPANY VALUE PORTFOLIO

Security Name		Shares	Value

Metals & Mining: 0.62%
Alcoa Incorporated«		35,449	$355,199

Telecommunication Services: 4.35%

Diversified Telecommunication Services: 3.57%
AT&T Incorporated		39,517	1,145,203
Verizon Communications Incorporated«		23,633	891,673

			2,036,876

Wireless Telecommunication Services: 0.78%
NII Holdings Incorporated†		19,500	448,695

Utilities: 7.55%

Electric Utilities: 3.46%
Duke Energy Corporation«		49,300	1,027,905
Entergy Corporation		13,463	947,257

			1,975,162

Multi-Utilities: 3.03%
Dominion Resources Incorporated		16,562	854,930
NiSource Incorporated«		38,258	876,491

			1,731,421

Water Utilities: 1.06%
American Water Works Company Incorporated		19,468	604,871

Total Common Stocks (Cost $52,546,694)			55,571,391

		Principal
Other: 0.16%
Gryphon Funding Limited, Pass-Through Entity(a)(i)(v)		$99,097	35,576
VFNC Corporation, Pass-Through Entity 0.26% 144A(a)(i)(v)±		113,226	55,481

Total Other (Cost $38,275)			91,057

	Yield
Short-Term Investments: 18.67%

Investment Companies: 18.67%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class(l)(u)	0.05%	1,359,447	1,359,447
Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)(r)	0.17	9,306,725	9,306,725

Total Short-Term Investments (Cost $10,666,172)			10,666,172

Total Investments in Securities
(Cost $63,251,141)*	116.11%	66,328,620
Other Assets and Liabilities, Net	(16.11)	(9,203,876)

Total Net Assets	100.00%	$57,124,744

108	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

LARGE COMPANY VALUE PORTFOLIO

«	All or a portion of this security is on loan.

†	Non-income earning security.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

(v)	Security represents investment of cash collateral received from securities on loan.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investment.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $63,875,915 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$4,906,120
Gross unrealized depreciation	(2,453,415)

Net unrealized appreciation	$2,452,705

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Allocation Funds	109

SMALL CAP VALUE PORTFOLIO

Security Name	Shares	Value

Common Stocks: 93.41%

Consumer Discretionary: 7.13%

Auto Components: 0.90%
Gentex Corporation	14,340	$422,743

Automobiles: 0.05%
Winnebago Industries Incorporated†	3,995	25,728

Diversified Consumer Services: 0.85%
Cambium Learning Group Incorporated†	36,813	117,802
Corinthian Colleges Incorporated†	108,590	285,592
Voyager Expanded Learning Corporation(a)(i)	58,950	0

		403,394

Hotels, Restaurants & Leisure: 0.94%
Century Casinos Incorporated†	158,885	373,380
Empire Resorts Incorporated†	117,911	71,938

		445,318

Household Durables: 1.97%
Cavco Industries Incorporated†	13,835	562,946
KB Home Incorporated	9,480	69,678
Nobility Homes Incorporated†	27,635	169,126
Skyline Corporation	21,862	126,144

		927,894

Media: 0.82%
Outdoor Channel Holdings Incorporated	55,532	388,169

Specialty Retail: 1.60%
Collective Brands Incorporated†	26,565	370,582
Monro Muffler Brake Incorporated	2,090	83,914
rue21 Incorporated†	4,000	96,160
Talbots Incorporated†	35,325	70,297
Vitamin Shoppe Incorporated†	3,580	131,780

		752,733

Consumer Staples: 0.71%

Household Products: 0.10%
WD-40 Company	1,160	48,036

Personal Products: 0.61%
Prestige Brands Holdings Incorporated†	29,157	288,071

Energy: 21.53%

Energy Equipment & Services: 8.59%
Helix Energy Solutions Group Incorporated†	25,930	459,998
Helmerich & Payne Incorporated	5,140	292,774
ION Geophysical Corporation†	89,060	517,439
Key Energy Services Incorporated†	26,895	406,115

110	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

SMALL CAP VALUE PORTFOLIO

Security Name	Shares	Value

Energy Equipment & Services (continued)
Matrix Service Company†	48,718	$456,000
Newpark Resources Incorporated†	95,555	856,173
Oceaneering International Incorporated	11,740	558,354
PHI Incorporated (non-voting)†	10,545	252,236
PHI Incorporated (voting)†	4,092	90,024
Willbros Group Incorporated†	42,014	162,594

		4,051,707

Oil, Gas & Consumable Fuels: 12.94%
Endeavour International Corporation†	38,048	262,912
Energy XXI Bermuda Limited†	7,420	233,285
Forest Oil Corporation†	12,390	198,736
InterOil Corporation†	44,674	2,442,774
Lone Pine Resources Incorporated	6,238	46,723
McMoRan Exploration Company†	87,759	1,402,389
PetroQuest Energy Incorporated†	10,190	70,005
Range Resources Corporation	17,640	1,264,964
Triangle Petroleum Corporation†	32,403	186,317

		6,108,105

Financials: 17.07%

Capital Markets: 0.48%
Artio Global Investos Incorporated	38,950	228,247

Commercial Banks: 4.45%
1st United Bancorp Incorporated†	40,110	221,006
Bancorp Incorporated†	14,135	113,080
Center Financial Corporation†	19,511	143,796
City National Corporation	5,305	225,038
First Horizon National Corporation	14,555	112,074
Hancock Holding Company	10,502	320,679
Iberiabank Corporation	5,545	276,252
Pacific Premier Bancorp Incorporated†	34,956	230,360
Park Sterling Corporation†	12,480	48,547
Sterling Bancorp	15,950	139,244
Univest Corporation of Pennsylvania	7,486	113,188
Washington Banking Company	11,930	134,451
Western Liberty Bancorp†	8,420	21,387

		2,099,102

Insurance: 2.67%
Argo Group International Holdings Limited	23,135	677,856
Hilltop Holdings Incorporated†	37,167	314,804
Mercury General Corporation	5,955	267,856

		1,260,516

REIT: 9.10%
Anworth Mortgage Asset Corporation	47,910	303,270
Capstead Mortgage Corporation	48,485	605,093
Chimera Investment Corporation	494,150	1,319,381

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Allocation Funds	111

SMALL CAP VALUE PORTFOLIO

Security Name	Shares	Value

REIT (continued)
Crexus Investment Corporation	23,900	$233,264
Hatteras Financial Corporation	13,840	370,912
MFA Mortgage Investments Incorporated	73,645	506,678
Origen Financial Incorporated	163,405	207,524
Redwood Trust Incorporated	24,336	251,391
UMH Properties Incorporated	53,722	494,780

		4,292,293

Thrifts & Mortgage Finance: 0.37%
First Niagara Financial Group Incorporated	13,815	121,572
Northwest Bancshares Incorporated	4,400	54,648

		176,220

Health Care: 6.88%

Biotechnology: 1.29%
Infinity Pharmaceuticals Incorporated†	66,585	607,921

Health Care Equipment & Supplies: 2.85%
Allied Healthcare Products Incorporated†	77,815	280,912
EnteroMedics Incorporated†	81,880	158,847
Orasure Technologies Incorporated†	95,404	906,338

		1,346,097

Health Care Providers & Services: 1.22%
Cross Country Healthcare Incorporated†	36,072	186,492
Ensign Group Incorporated	9,350	221,689
Gentiva Health Services Incorporated†	28,535	166,074

		574,255

Health Care Technology: 0.62%
Omnicell Incorporated†	18,030	291,365

Life Sciences Tools & Services: 0.90%
Accelrys Incorporated†	36,075	257,215
Nordion Incorporated	18,395	167,762

		424,977

Industrials: 15.05%

Air Freight & Logistics: 0.43%
Pacer International Incorporated†	48,024	205,543

Airlines: 0.56%
JetBlue Airways Corporation†	64,560	265,987

Building Products: 0.38%
Patrick Industries Incorporated†	65,554	177,651

Commercial Services & Supplies: 4.48%
ABM Industries Incorporated	25,413	552,224
ACCO Brands Corporation†	49,570	467,445
GEO Group Incorporated†	39,264	694,973
Healthcare Services Group	13,429	242,528

112	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

SMALL CAP VALUE PORTFOLIO

Security Name	Shares	Value

Commercial Services & Supplies (continued)
Newalta Incorporated	12,290	$155,223

		2,112,393

Construction & Engineering: 4.81%
Chicago Bridge & Iron Company NV	14,495	599,368
Integrated Electrical Services Incorporated†	41,015	103,768
MYR Group Incorporated†	17,500	306,950
Primoris Services Corporation	71,981	1,023,570
Sterling Construction Company Incorporated†	18,528	235,491

		2,269,147

Electrical Equipment: 0.70%
GrafTech International Limited†	22,745	328,438

Machinery: 1.56%
Actuant Corporation Class A	16,665	381,962
Hardinge Incorporated	40,250	355,005

		736,967

Professional Services: 2.13%
Hill International Incorporated†	183,069	1,006,880

Information Technology: 9.92%

Communications Equipment: 2.86%
Brocade Communications Systems Incorporated†	52,070	280,137
China GrenTech Corporation Limited ADR†	89,974	243,830
MRV Communications Incorporated	127,790	106,705
Sandvine Corporation†	404,745	721,660

		1,352,332

Computers & Peripherals: 1.87%
Cray Incorporated†	64,801	400,470
Intermec Incorporated†	65,525	480,954

		881,424

Electronic Equipment, Instruments & Components: 2.79%
Coherent Incorporated†	12,440	631,952
OSI Systems Incorporated†	10,050	480,491
Power One Incorporated†	47,960	204,310

		1,316,753

IT Services: 1.90%
Convergys Corporation†	28,760	371,579
Tier Technologies Incorporated Class B†	151,167	524,549

		896,128

Semiconductors & Semiconductor Equipment: 0.50%
MEMC Electronic Materials Incorporated†	41,385	172,575
Trident Microsystems Incorporated†	246,417	62,836

		235,411

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Allocation Funds	113

SMALL CAP VALUE PORTFOLIO

Security Name		Shares	Value

Materials: 14.31%

Chemicals: 0.54%
International Flavors & Fragrances Incorporated		4,655	$252,580

Containers & Packaging: 0.83%
Intertape Polymer Group Incorporated†		121,519	392,567

Metals & Mining: 12.59%
Eldorado Gold Corporation		16,025	289,412
Goldcorp Incorporated		8,500	456,365
Great Basin Gold Limited†		185,598	172,625
Jaguar Mining Incorporated†		12,700	90,805
Petaquilla Minerals Limited†		108,080	75,332
Randgold Resources Limited ADR		27,935	2,986,525
Royal Gold Incorporated		9,720	791,694
San Gold Corporation†		88,375	167,029
Sandstorm Gold Limited†		521,070	689,685
Sandstorm Metals & Energy Limited†		73,099	28,668
Silver Standard Resources Incorporated†		13,069	192,245

			5,940,385

Paper & Forest Products: 0.35%
Wausau Paper Corporation		21,660	167,215

Telecommunication Services: 0.81%

Diversified Telecommunication Services: 0.81%
Cincinnati Bell Incorporated†		129,995	382,185

Total Common Stocks (Cost $39,798,691)			44,082,877

Investment Companies: 1.40%
Market Vectors Junior Gold Miners ETF		16,123	484,335
SPDR KBW Regional Banking ETF		7,476	176,434

Total Investment Companies (Cost $668,774)			660,769

	Expiration Date
Warrants: 0.07%

Health Care: 0.07%

Health Care Equipment & Supplies: 0.07%
EnteroMedics Incorporated(a)(i)†	05/14/2016	9,104	11,471
EnteroMedics Incorporated(a)(i)†	09/28/2016	16,376	22,271

Total Warrants (Cost $0)			33,742

114	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

SMALL CAP VALUE PORTFOLIO

Security Name	Yield	Shares	Value

Short-Term Investments: 5.14%

Investment Companies: 5.14%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class(l)(u)	0.05%	2,424,833	$2,424,833

Total Short-Term Investments (Cost $2,424,833)			2,424,833

Total Investments in Securities
(Cost $42,892,298)*	100.02%	47,202,221
Other Assets and Liabilities, Net	(0.02)	(7,241)

Total Net Assets	100.00%	$47,194,980

†	Non-income earning security.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $45,078,569 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$7,865,124
Gross unrealized depreciation	(5,741,472)

Net unrealized appreciation	$2,123,652

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Allocation Funds	115

SMALL COMPANY GROWTH PORTFOLIO

Security Name	Shares	Value

Common Stocks: 84.77%

Consumer Discretionary: 12.32%

Auto Components: 2.17%
Gentex Corporation«	152,470	$4,494,811
Modine Manufacturing Company†	140,460	1,359,653

		5,854,464

Hotels, Restaurants & Leisure: 0.40%
Caribou Coffee Comapany Incorporated†	79,650	1,076,072

Media: 2.01%
Arbitron Incorporated	61,540	2,314,519
Lions Gate Entertainment Corporation†	353,730	3,109,287

		5,423,806

Multiline Retail: 0.49%
99 Cents Only Stores«†	59,840	1,307,504

Specialty Retail: 5.50%
Chico’s FAS Incorporated	121,270	1,261,208
Dick’s Sporting Goods Incorporated	63,670	2,502,868
Express Incorporated	102,490	2,325,498
Finish Line Incorporated Class A«	110,270	2,324,492
GNC Holdings Incorporated Class A†	92,300	2,517,021
Mattress Firm Holding Corporation†	5,650	124,809
rue21 Incorporated«†	41,280	992,371
Sonic Automotive Incorporated«	187,790	2,773,658

		14,821,925

Textiles, Apparel & Luxury Goods: 1.75%
Columbia Sportswear Company	48,390	2,458,212
Hanesbrands Incorporated«†	91,950	2,264,729

		4,722,941

Consumer Staples: 1.05%

Food Products: 0.41%
Darling International Incorporated«†	77,140	1,108,502

Personal Products: 0.64%
Elizabeth Arden Incorporated†	45,550	1,721,790

Energy: 6.46%

Energy Equipment & Services: 2.60%
C&J Energy Services Incorporated«†	102,780	2,018,599
Pioneer Drilling Company†	204,605	2,246,563
Superior Energy Services Incorporated«†	92,230	2,740,153

		7,005,315

116	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

SMALL COMPANY GROWTH PORTFOLIO

Security Name	Shares	Value

Oil, Gas & Consumable Fuels: 3.86%
Energy XXI Bermuda Limited†	93,460	$2,938,382
Gevo Incorporated«†	86,940	534,681
Goodrich Petroleum Corporation«†	117,140	1,707,901
Gulfport Energy Corporation†	76,400	2,425,700
Rosetta Resources Incorporated«†	51,550	2,801,227

		10,407,891

Financials: 9.93%

Capital Markets: 3.19%
Evercore Partners Incorporated Class A	118,300	3,275,727
LPL Investment Holdings Incorporated«†	72,910	2,187,300
Medley Capital Corporation	58,970	564,933
Stifel Financial Corporation«†	80,580	2,554,386

		8,582,346

Commercial Banks: 2.13%
CapitalSource Incorporated	298,220	1,923,519
Signature Bank«†	28,410	1,659,996
SVB Financial Group«†	45,970	2,162,429

		5,745,944

Consumer Finance: 0.66%
DFC Global Corporation†	97,390	1,767,629

Diversified Financial Services: 1.84%
Encore Capital Group Incorporated«†	86,315	1,881,667
New Mountain Finance Corporation	127,965	1,689,138
Walter Investment Management	62,530	1,398,171

		4,968,976

Insurance: 0.93%
Argo Group International Holdings Limited	85,530	2,506,029

Real Estate Management & Development: 0.92%
Altisource Portfolio Solutions SA†	29,720	1,414,969
Ryland Group Incorporated«	70,680	1,063,027

		2,477,996

REIT: 0.26%
Chatham Lodging Trust	66,550	712,751

Health Care: 14.35%

Biotechnology: 1.75%
Complete Genomics Incorporated«†	97,210	359,677
Gen-Probe Incorporated†	17,460	1,099,805
InterMune Incorporated†	45,580	827,733
Seattle Genetics Incorporated«†	93,070	1,547,754
Solazyme Incorporated«†	76,835	896,664

		4,731,633

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Allocation Funds	117

SMALL COMPANY GROWTH PORTFOLIO

Security Name	Shares	Value

Health Care Equipment & Supplies: 6.97%
Alere Incorporated†	47,090	$1,101,435
DexCom Incorporated†	141,610	1,135,712
Endologix Incorporated†	239,791	2,719,230
HeartWare International Incorporated«†	17,700	1,221,300
NxStage Medical Incorporated«†	120,660	2,362,523
SonoSite Incorporated«†	58,285	2,412,999
Spectranetics Corporation†	181,460	1,295,624
STAAR Surgical Company«†	137,720	1,353,788
Tornier NV«†	55,570	998,593
Unilife Corporation«†	156,160	641,818
Zeltiq Aesthetics Incorporated«†	87,680	1,253,824
Zoll Medical Corporation†	49,490	2,278,025

		18,774,871

Health Care Providers & Services: 1.34%
Accretive Health Incorporated«†	79,530	1,835,552
Catalyst Health Solutions Incorporated†	34,260	1,782,205

		3,617,757

Health Care Technology: 2.05%
Medidata Solutions Incorporated†	112,440	2,269,039
Omnicell Incorporated†	200,760	3,244,282

		5,513,321

Life Sciences Tools & Services: 1.35%
Covance Incorporated†	42,690	1,959,898
ICON plc ADR†	98,150	1,669,532

		3,629,430

Pharmaceuticals: 0.89%
Salix Pharmaceuticals Limited†	54,450	2,403,423

Industrials: 13.97%

Aerospace & Defense: 1.07%
Esterline Technologies Corporation†	37,570	2,023,896
Kratos Defense & Security Solutions Incorporated†	171,770	858,850

		2,882,746

Air Freight & Logistics: 1.24%
Atlas Air Worldwide Holdings Incorporated†	24,030	1,015,268
Hub Group Incorporated Class A«†	78,280	2,331,178

		3,346,446

Airlines: 0.81%
Spirit Airlines Incorporated†	135,000	2,177,550

Commercial Services & Supplies: 0.96%
Copart Incorporated†	32,661	1,467,459
Higher One«†	62,430	1,119,370

		2,586,829

118	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

SMALL COMPANY GROWTH PORTFOLIO

Security Name	Shares	Value

Electrical Equipment: 1.62%
General Cable Corporation«†	55,080	$1,459,620
Sensata Technologies Holdings NV«†	93,070	2,908,438

		4,368,058

Machinery: 1.03%
Actuant Corporation Class A	81,990	1,879,211
Columbus McKinnon Corporation†	72,370	908,967

		2,788,178

Marine: 0.44%
Box Ships Incorporated«	116,510	1,190,732

Professional Services: 1.16%
Insperity Incorporated	86,530	2,145,079
RPX Corporation†	68,930	973,292

		3,118,371

Road & Rail: 2.60%
Genesee & Wyoming Incorporated«†	30,470	1,860,803
Hertz Global Holdings Incorporated†	139,900	1,582,269
Swift Transportation Company†	173,820	1,480,946
Werner Enterprises Incorporated«	44,510	1,043,314
Zipcar Incorporated«†	64,960	1,036,762

		7,004,094

Trading Companies & Distributors: 2.35%
Beacon Roofing Supply Incorporated«†	100,980	1,972,139
Kaman Corporation Class A	81,920	2,541,978
MSC Industrial Direct Company	25,960	1,804,999

		6,319,116

Transportation Infrastructure: 0.69%
Wesco Aircraft Holdings Incorporated†	141,110	1,871,119

Information Technology: 23.54%

Communications Equipment: 1.39%
Aruba Networks Incorporated«†	62,630	1,321,493
Riverbed Technology Incorporated†	93,050	2,419,300

		3,740,793

Computers & Peripherals: 0.59%
Fusion-io Incoporated«†	47,610	1,594,459

Electronic Equipment, Instruments & Components: 2.23%
Methode Electronics Incorporated	141,020	1,252,258
OSI Systems Incorporated†	69,610	3,328,054
Rofin-Sinar Technologies Incorporated†	59,090	1,421,705

		6,002,017

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Allocation Funds	119

SMALL COMPANY GROWTH PORTFOLIO

Security Name	Shares	Value

Internet Software & Services: 1.98%
Bankrate Incorporated†	79,170	$1,435,352
ValueClick Incorporated†	79,560	1,229,998
Vocus Incorporated†	125,070	2,653,985

		5,319,335

IT Services: 1.95%
Fleetcor Technologies Incorporated†	59,530	1,690,652
Interxion Holding NV«†	199,410	2,632,212
ServiceSource International Incorporated†	69,830	931,532

		5,254,396

Semiconductors & Semiconductor Equipment: 5.47%
Cirrus Logic Incorporated«†	162,520	2,647,451
Entropic Communications Incorporated«†	255,230	1,271,045
Intermolecular Incorporated†	117,160	1,034,523
Invensense Incorporated	70,600	794,956
Microsemi Corporation«†	126,080	2,239,181
NetLogic Microsystems Incorporated†	42,690	2,109,740
PMC-Sierra Incorporated†	279,880	1,564,529
Silicon Laboratories Incorporated«†	41,530	1,794,927
Silicon Motion Technology Corporation†	66,000	1,287,000

		14,743,352

Software: 9.93%
Bottomline Technologies Incorporated«†	94,330	2,122,425
Broadsoft Incorporated«†	34,640	1,215,171
Cadence Design Systems Incorporated«†	252,390	2,761,147
Concur Technologies Incorporated«†	31,742	1,499,175
Parametric Technology Corporation†	151,610	3,158,036
Realpage Incorporated«†	91,150	2,281,485
Sourcefire Incorporated«†	59,470	1,969,646
SS&C Technologies Holdings†	182,250	2,925,113
SuccessFactors Incorporated«†	91,020	2,330,112
Synchronoss Technologies Incorporated«†	94,180	2,815,040
Tangoe Incorporated†	144,640	1,964,211
Ultimate Software Group Incorporated†	26,050	1,727,636

		26,769,197

Materials: 3.15%

Chemicals: 2.15%
Calgon Carbon Corporation†	140,230	2,086,622
Methanex Corporation	68,510	1,675,070
Olin Corporation	106,770	2,028,630

		5,790,322

Metals & Mining: 1.00%
Minefinders Corporation Limited«†	95,430	1,144,206
Steel Dynamics Incorporated	117,080	1,543,114

		2,687,320

Total Common Stocks (Cost $208,727,319)		228,436,746

120	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

SMALL COMPANY GROWTH PORTFOLIO

Security Name		Principal	Value

Other: 0.63%
Gryphon Funding Limited, Pass-Through Entity(a)(i)(v)		$1,844,637	$662,225
VFNC Corporation, Pass-Through Entity, 0.26%(a)(i)(v)144A±		2,107,631	1,032,739

Total Other (Cost $712,466)			1,694,964

	Yield	Shares
Short-Term Investments: 23.44%

Investment Companies: 23.44%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class(l)(u)	0.05%	11,046,944	11,046,944
Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)(r)	0.17	52,114,935	52,114,935

Total Short-Term Investments (Cost $63,161,879)			63,161,879

Total Investments in Securities
(Cost $272,601,664)*	108.84%	293,293,589
Other Assets and Liabilities, Net	(8.84)	(23,809,983)

Total Net Assets	100.00%	$269,483,606

«	All or a portion of this security is on loan.

†	Non-income earning security.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

(v)	Security represents investment of cash collateral received from securities on loan.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investment.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $273,977,631 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$36,941,579
Gross unrealized depreciation	(17,625,621)

Net unrealized appreciation	$19,315,958

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Allocation Funds	121

SMALL COMPANY VALUE PORTFOLIO

Security Name	Shares	Value

Common Stocks: 97.58%

Consumer Discretionary: 16.86%

Auto Components: 0.97%
Dana Holding Corporation†	155,300	$1,935,038

Automobiles: 1.23%
Thor Industries Incorporated«	101,700	2,461,140

Distributors: 0.84%
Core Mark Holding Company Incorporated«	43,780	1,688,157

Hotels, Restaurants & Leisure: 1.99%
Ameristar Casinos Incorporated	91,290	1,597,575
Ruby Tuesday Incorporated†«	325,460	2,385,622

		3,983,197

Household Durables: 1.04%
American Greetings Corporation Class A«	122,220	2,076,518

Leisure Equipment & Products: 0.67%
Arctic Cat Incorporated†	67,870	1,349,256

Media: 2.24%
Cinemark Holdings Incorporated	91,030	1,783,278
DreamWorks Animation SKG Incorporated†«	146,000	2,711,220

		4,494,498

Specialty Retail: 7.00%
Aeropostale Incorporated†«	181,800	2,819,718
Asbury Automotive Group Incorporated†	113,460	2,237,431
Bebe Stores Incorporated	255,100	1,877,536
Children’s Place Retail Stores Incorporated†«	32,340	1,742,156
Collective Brands Incorporated†«	103,120	1,438,524
Genesco Incorporated†«	24,710	1,459,126
Rent-A-Center Incorporated«	67,720	2,434,534

		14,009,025

Textiles, Apparel & Luxury Goods: 0.88%
Hanesbrands Incorporated†	71,530	1,761,784

Consumer Staples: 1.22%

Food & Staples Retailing: 1.22%
SUPERVALU Incorporated«	211,670	1,555,775
The Pantry Incorporated†«	71,030	878,641

		2,434,416

Energy: 5.97%

Energy Equipment & Services: 3.45%
Helix Energy Solutions Group Incorporated†«	111,350	1,975,349
Hornbeck Offshore†	64,740	2,184,328

122	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

SMALL COMPANY VALUE PORTFOLIO

Security Name	Shares	Value

Energy Equipment & Services (continued)
Key Energy Services Incorporated†	182,400	$2,754,240

		6,913,917

Oil, Gas & Consumable Fuels: 2.52%
Berry Petroleum Company Class A«	58,660	2,574,001
Magnum Hunter Resources Corporation†«	513,300	2,468,973

		5,042,974

Financials: 31.30%

Capital Markets: 1.90%
Apollo Investment Corporation	206,300	1,487,423
Stifel Financial Corporation†«	72,770	2,306,809

		3,794,232

Commercial Banks: 10.04%
Associated Banc-Corporation	175,010	1,820,104
City National Corporation«	44,400	1,883,448
FirstMerit Corporation«	144,800	2,115,528
Home Bancshares Incorporated«	88,560	2,201,602
MB Financial Incorporated«	103,330	1,754,543
Pacwest Bancorp«	103,460	1,932,633
SVB Financial Group†«	47,430	2,231,107
Umpqua Holdings Corporation«	178,610	2,232,625
Webster Financial Corporation	112,100	2,208,370
Wintrust Financial Corporation«	61,960	1,721,868

		20,101,828

Diversified Financial Services: 0.91%
Greenhill & Company Incorporated«	47,100	1,816,176

Insurance: 6.04%
Amtrust Financial Services Incorporated«	70,570	1,870,811
Argo Group International Holdings Limited	48,441	1,419,321
Employers Holdings Incorporated	173,120	3,007,094
Selective Insurance Group Incorporated	121,830	2,007,758
The Navigators Group Incorporated†	36,220	1,691,112
United Fire & Casualty Company	106,660	2,089,469

		12,085,565

REIT: 9.60%
Campus Crest Communities Incorporated«	207,050	2,087,064
Corporate Office Properties Trust«	75,210	1,568,129
Cousins Properties Incorporated	287,649	1,711,512
DuPont Fabros Technology Incorporated«	85,590	1,928,343
First Potomac Realty Trust«	145,250	1,849,033
LaSalle Hotel Properties«	108,020	2,528,748
Pebblebrook Hotel Trust	130,120	2,409,822
Redwood Trust Incorporated«	122,370	1,264,082
Sabra Health Care REIT Incorporated	134,823	1,429,124

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Allocation Funds	123

SMALL COMPANY VALUE PORTFOLIO

Security Name	Shares	Value

REIT (continued)
Sunstone Hotel Investors Incorporated†«	321,500	$2,449,830

		19,225,687

Thrifts & Mortgage Finance: 2.81%
BankUnited Incorporated	90,300	1,958,607
Northwest Bancshares Incorporated	169,090	2,100,098
Washington Federal Incorporated	120,510	1,567,835

		5,626,540

Health Care: 5.93%

Health Care Equipment & Supplies: 1.02%
Alere Incorporated†	87,230	2,040,310

Health Care Providers & Services: 4.91%
Ensign Group Incorporated	83,040	1,968,878
Healthways Incorporated†«	153,930	1,002,084
Medquist Holdings Incorporated†	171,140	1,598,448
Select Medical Holdings Corporation†	304,640	2,641,229
WellCare Health Plans Incorporated†	44,950	2,627,328

		9,837,967

Industrials: 12.10%

Aerospace & Defense: 1.88%
Alliant Techsystems Incorporated	29,810	1,754,020
Teledyne Technologies Incorporated†	35,470	2,010,440

		3,764,460

Air Freight & Logistics: 1.28%
Air Transport Services Group†	203,440	984,650
Atlas Air Worldwide Holdings Incorporated†	37,360	1,578,460

		2,563,110

Commercial Services & Supplies: 0.63%
Ennis Incorporated	84,910	1,260,914

Construction & Engineering: 1.78%
Great Lakes Dredge & Dock Company	334,390	2,023,060
Tutor Prini Corporation	93,350	1,539,342

		3,562,402

Electrical Equipment: 0.96%
GrafTech International Limited†	133,740	1,931,206

Machinery: 2.08%
Douglas Dynamics Incorporated	124,650	1,932,075
Titan International Incorporated«	103,790	2,235,637

		4,167,712

Trading Companies & Distributors: 2.71%
RSC Holdings Incorporated†«	216,700	2,635,072

124	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

SMALL COMPANY VALUE PORTFOLIO

Security Name	Shares	Value

Trading Companies & Distributors (continued)
United Rentals Incorporated†«	99,300	$2,794,302

		5,429,374

Transportation Infrastructure: 0.78%
Alexander & Baldwin Incorporated	41,020	1,554,248

Information Technology: 15.82%

Communications Equipment: 2.13%
Black Box Corporation«	59,220	1,689,547
NETGEAR Incorporated†«	67,520	2,565,085

		4,254,632

Computers & Peripherals: 1.02%
Lexmark International Incorporated«	61,280	2,050,429

Electronic Equipment, Instruments & Components: 4.40%
Aeroflex Holding Corporation†	183,600	1,769,904
Benchmark Electronics Incorporated†«	135,730	1,874,431
Power One Incorporated†«	311,860	1,328,524
Synnex Corporation†«	70,890	2,080,622
TTM Technologies Incorporated†	158,610	1,746,296

		8,799,777

Internet Software & Services: 1.00%
EarthLink Incorporated	317,460	1,999,998

IT Services: 3.56%
CACI International Incorporated Class A†	29,390	1,657,008
CSG Systems International Incorporated†	118,150	1,792,336
ManTech International Corporation Class A«	56,770	1,918,826
TNS Incorporated†	90,340	1,764,340

		7,132,510

Semiconductors & Semiconductor Equipment: 3.71%
Fairchild Semiconductor International Incorporated†	183,470	2,375,937
Integrated Silicon Solution Incorporated†«	190,890	1,781,004
Kulicke & Soffa Industries Incorporated†«	257,440	2,342,704
Omnivision Technologies Incorporated†	86,170	929,774

		7,429,419

Materials: 5.08%

Chemicals: 2.87%
Cytec Industries Incorporated	47,030	2,217,935
Ferro Corporation†	241,240	1,401,604
Kraton Performance Polymers Incorporated†	101,340	2,130,167

		5,749,706

Metals & Mining: 2.21%
A.M. Castle & Company†«	89,890	1,222,504
Horsehead Holding Corporation†	206,100	1,914,669

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Allocation Funds	125

SMALL COMPANY VALUE PORTFOLIO

Security Name		Shares	Value

Metals & Mining (continued)
RTI International Metals Incorporated†«		46,940	$1,281,462

			4,418,635

Telecommunication Services: 0.88%

Diversified Telecommunication Services: 0.88%
Iridium Communications Incorporated†«		247,440	1,759,298

Utilities: 2.42%

Electric Utilities: 1.65%
Great Plains Energy Incorporated		80,030	1,683,831
Portland General Electric Company«		64,690	1,620,485

			3,304,316

Independent Power Producers & Energy Traders: 0.77%
Genon Energy Incorporated†		566,753	1,541,561

Total Common Stocks (Cost $190,758,650)			195,351,932

		Principal
Other: 0.59%
Gryphon Funding Limited, Pass-Through Entity(a)(i)(v)		$1,291,442	463,628
VFNC Corporation, Pass-Through Entity, 0.26%(a)(i)(v)144A±		1,475,567	723,028

Total Other (Cost $498,802)			1,186,656

	Yield	Shares
Short-Term Investments: 31.56%

Investment Companies: 31.56%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class(l)(u)	0.05%	3,203,509	3,203,509
Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)(r)	0.17	59,966,849	59,966,849

Total Short-Term Investments (Cost $63,170,358)			63,170,358

Total Investments in Securities
(Cost $254,427,810)*	129.73%	259,708,946
Other Assets and Liabilities, Net	(29.73)	(59,524,692)

Total Net Assets	100.00%	$200,184,254

†	Non-income earning security.

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

(v)	Security represents investment of cash collateral received from securities on loan.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investment.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $262,728,398 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$16,035,337
Gross unrealized depreciation	(19,054,789)

Net unrealized depreciation	$(3,019,452)

The accompanying notes are an integral part of these financial statements.

126	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

INFLATION-PROTECTED BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

U.S. Treasury Securities: 97.60%
TIPS	1.13%	01/15/2021	$4,117,446	$4,555,567
TIPS	1.75	01/15/2028	2,025,154	2,417,370
TIPS	2.00	01/15/2026	2,657,684	3,244,450
TIPS	2.13	02/15/2040	1,647,998	2,192,481
TIPS	2.13	02/15/2041	2,242,962	3,001,538
TIPS	2.38	01/15/2025	3,153,458	3,980,008
TIPS	2.38	01/15/2027	2,182,539	2,799,276
TIPS	2.50	01/15/2029	1,151,825	1,523,558
TIPS	3.38	04/15/2032	996,980	1,522,031
TIPS	3.63	04/15/2028	1,627,167	2,403,376
TIPS	3.88	04/15/2029	2,946,492	4,559,697
TIPS	0.13	04/15/2016	2,415,448	2,524,143
TIPS	0.50	04/15/2015	3,355,347	3,523,637
TIPS	0.63	04/15/2013	794,309	807,651
TIPS	0.63	07/15/2021	2,642,404	2,799,709
TIPS	1.25	04/15/2014	1,843,892	1,940,696
TIPS	1.25	07/15/2020	3,739,950	4,197,219
TIPS	1.38	07/15/2018	1,925,361	2,173,402
TIPS«	1.38	01/15/2020	2,386,839	2,700,670
TIPS	1.63	01/15/2015	2,079,315	2,254,106
TIPS	1.63	01/15/2018	1,169,608	1,329,880
TIPS	1.88	07/15/2013	2,760,851	2,888,325
TIPS	1.88	07/15/2015	1,807,936	2,002,430
TIPS	1.88	07/15/2019	1,678,861	1,968,988
TIPS	2.00	01/15/2014	2,805,660	2,984,521
TIPS	2.00	07/15/2014	2,990,971	3,236,556
TIPS	2.00	01/15/2016	2,034,700	2,283,155
TIPS	2.13	01/15/2019	1,643,200	1,945,394
TIPS	2.38	01/15/2017	2,250,040	2,619,364
TIPS	2.50	07/15/2016	3,162,455	3,671,415
TIPS	2.63	07/15/2017	2,227,653	2,658,912

Total U.S. Treasury Securities (Cost $73,627,374)				82,709,525

Other: 1.18%
Gryphon Funding Limited, Pass-Through Entity(a)(i)(v)			594,921	213,576
VFNC Corporation, Pass-Through Entity, 0.26%(a)(i)(v)††±			1,604,296	786,105

Total Other (Cost $404,263)				999,681

	Yield		Shares
Short-Term Investments: 3.05%

Investment Companies: 3.05%
Wells Fargo Advantage Government Money Market Fund, Institutional Class (l)(u)	0.01		1,044,017	1,044,017
Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)(r)	0.17		1,537,024	1,537,024

Total Short-Term Investments (Cost $2,581,041)				2,581,041

Total Investments in Securities
(Cost $76,612,678)*	101.83%	86,290,247
Other Assets and Liabilities, Net	(1.83)	(1,551,405)

Total Net Assets	100.00%	$84,738,842

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Allocation Funds	127

INFLATION-PROTECTED BOND PORTFOLIO

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

(v)	Security represents investment of cash collateral received from securities on loan.

††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investment.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $76,614,690 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$9,675,557
Gross unrealized depreciation	0

Net unrealized appreciation	$9,675,557

The accompanying notes are an integral part of these financial statements.

128	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

MANAGED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities: 29.01%
FHLMC Multifamily Structured Pass-Through Securities Series K701	3.88%	11/25/2017	$1,200,000	$1,291,636
FHLMC Series 2416 Class PE	6.00	10/15/2021	580,558	592,480
FHLMC Structured Pass-Through Securities Series T-20 Class A6	6.95	09/25/2029	361,397	384,551
FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	09/25/2043	1,707,454	2,010,598
FNMA%%	3.00	10/25/2026	1,425,000	1,454,613
FNMA	5.00	09/01/2033	1,283,558	1,381,257
FNMA	5.50	02/01/2036	3,284,873	3,525,080
FNMA%%	5.50	07/25/2038	1,500,000	1,627,969
FNMA Grantor Trust Series 2002-T4 Class A2	7.00	12/25/2041	373,037	417,557
FNMA Grantor Trust Series 2004-T2 Class 1A1	6.00	11/25/2043	1,667,379	1,880,486
FNMA Grantor Trust Series 2004-T3 Class A1	6.00	02/25/2044	2,291,015	2,566,377
FNMA Series 1988-5 Class Z	9.20	03/25/2018	1,951	1,982
FNMA Series 2002-90 Class A2	6.50	11/25/2042	741,027	847,087
FNMA Series 2003-86 Class PT	4.50	09/25/2018	1,147,509	1,238,891
FNMA Series 2003-97 Class CA	5.00	10/25/2018	2,047,652	2,210,306
FNMA Series 2003-W4 Class 3A	6.85	10/25/2042	665,194	775,173
FNMA Series 2004-W1 Class 2A2	7.00	12/25/2033	351,019	404,846
FNMA Series 2006-M2 Class A2F	5.26	05/25/2020	3,225,000	3,629,078
FNMA Whole Loan Series 2002-W4 Class A4	6.25	05/25/2042	3,280,031	3,723,740
FNMA Whole Loan Series 2004-W11 Class 1A3	7.00	05/25/2044	1,978,319	2,235,841
FNMA Whole Loan Series 2004-W8 Class 3A	7.50	06/25/2044	925,585	1,090,189
GNMA	5.15	07/15/2051	1,087,140	1,204,501
GNMA	6.50	10/15/2023	86,231	98,137
GNMA	6.50	11/15/2023	38,979	44,361
GNMA	6.50	11/15/2023	42,681	48,574
GNMA	6.50	12/15/2023	48,728	55,456
GNMA	6.50	01/15/2024	99,291	113,253
GNMA	7.00	08/15/2027	216,664	249,206
Housing & Urban Development Series 04-A	5.08	08/01/2013	1,300,000	1,399,707
SBA Participation Certificates Series 2003-P10A Class 1	4.52	02/10/2013	97,367	100,491
SBA Participation Certificates Series 2006-20B Class 1	5.35	02/01/2026	1,658,652	1,822,510
SBA Participation Certificates Series 2006-20H Class 1	5.70	08/01/2026	836,904	936,924
SBA Participation Certificates Series 2007-20J Class 1	5.57	10/01/2027	1,493,330	1,667,049

Total Agency Securities (Cost $37,953,114)				41,029,906

Asset-Backed Securities: 4.19%
Countrywide Asset Backed Certificates Series 2007-S2 Class A6	5.78	05/25/2037	979,317	772,271
GMAC Mortgage Corporation Loan Trust Series 2005-HE1 Class A1VN±	0.48	08/25/2035	268,827	168,474
Green Tree Financial Corporation Series 1997-7 Class A8	6.86	07/15/2029	465,068	487,341
GSAMP Trust Series 2005-SEA1 Class A±144A	0.60	01/25/2035	221,217	210,939
HFC Home Equity Loan Asset Backed Certificates Series 2005-2 Class A1±	0.52	01/20/2035	1,715,895	1,522,834
KeyCorp Student Loan Trust Series 1999-B Class CTFS±(i)	1.23	11/25/2036	1,800,000	896,178
RAAC Series 2007-RP4 Class A±144A	0.61	11/25/2046	1,788,418	853,680
Wachovia Asset Securitization Incorporated Series 2007-HE2A Class A±144A	0.39	07/25/2037	1,379,641	1,008,242

Total Asset-Backed Securities (Cost $8,597,294)				5,919,959

Non-Agency Mortgage Backed Securities: 14.55%
Countrywide Alternative Loan Trust Series 2005-27 Class 3A1±	1.61	08/25/2035	1,161,323	675,538
Countrywide Home Loans Series 2005-R3 Class AF±144A	0.66	09/25/2035	1,713,613	1,406,636
Countrywide Home Loans Series 2006-OA5 Class 1A1±	0.46	04/25/2046	1,621,567	831,694

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Allocation Funds	129

MANAGED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Non-Agency Mortgage Backed Securities (continued)
Credit Suisse First Boston Mortgage Securities Corporation Series 2004-AR5 Class 10A1	2.67%	06/25/2034	$1,085,947	$954,484
Credit Suisse Mortgage Capital Certification Series 2007-C1 Class AAB	5.34	02/15/2040	2,000,000	2,069,962
Harborview Mortgage Loan Trust Series 2004-11 Class 3A2A±	0.59	01/19/2035	43,570	25,256
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP7 Class ASB	6.07	04/15/2045	2,250,128	2,389,553
LF Rothschild Mortgage Trust Series 2 Class Z	9.95	08/01/2017	19,043	19,931
Merrill Lynch Mortgage Trust Series 2006-C2 Class A2	5.76	08/12/2043	1,767,198	1,847,781
Nomura Asset Acceptance Corporation Series 2004-R2 Class A1 144A	6.50	10/25/2034	1,660,604	1,671,889
Sequoia Mortgage Trust Series 10 Class 1A±	1.05	10/20/2027	733,757	646,685
Structured Asset Securities Corporation Series 2007-RM1 Class A1±144A(i)(a)	0.54	05/25/2047	2,797,003	1,354,029
Wachovia Bank Commercial Mortgage Trust Series 2005-C16 Class A4	4.85	10/15/2041	1,475,000	1,602,498
Washington Mutual Commercial Mortgage Securities Trust Series 2007-SL3 Class A1 144A	6.11	03/23/2045	2,456,569	2,630,666
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR6 Class 2A1A±	0.49	04/25/2045	850,728	636,090
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR3 Class A1A±	1.22	02/25/2046	1,928,284	1,268,915
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR4 Class DA±	1.19	06/25/2046	1,456,776	551,004

Total Non-Agency Mortgage Backed Securities (Cost $25,058,301)				20,582,611

Corporate Bonds and Notes: 29.06%

Consumer Discretionary: 2.61%

Diversified Consumer Services: 1.58%
Dartmouth College	4.75	06/01/2019	600,000	690,792
Massachusetts Institute of Technology	7.25	11/02/2096	500,000	765,995
Pepperdine University	5.45	08/01/2019	600,000	721,686
Stewart Enterprises Incorporated	6.50	04/15/2019	60,000	58,350

				2,236,823

Media: 1.03%
Lamar Media Corporation	6.63	08/15/2015	545,000	545,000
Pearson Dollar Finance Two plc 144A	6.25	05/06/2018	325,000	373,359
Time Warner Cable Incorporated	6.20	07/01/2013	500,000	537,935

				1,456,294

Consumer Staples: 2.02%

Food & Staples Retailing: 0.43%
Wal-Mart Stores Incorporated	5.80	02/15/2018	500,000	604,652

Food Products: 1.27%
Cargill Incorporated 144A	4.31	05/14/2021	853,000	909,339
McCormick & Company Incorporated	5.75	12/15/2017	750,000	897,153

				1,806,492

Household Products: 0.32%
Procter & Gamble Company	1.45	08/15/2016	450,000	449,672

130	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

MANAGED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Energy: 1.46%

Oil, Gas & Consumable Fuels: 1.46%
ConocoPhillips	4.60%	01/15/2015	$500,000	$553,115
EQT Corporation	8.13	06/01/2019	650,000	739,478
NGPL PipeCo LLC 144A	6.51	12/15/2012	750,000	768,683

				2,061,276

Financials: 16.22%

Capital Markets: 0.75%
Charles Schwab Corporation	6.38	09/01/2017	500,000	599,234
Morgan Stanley	4.10	01/26/2015	500,000	461,869

				1,061,103

Commercial Banks: 7.62%
BankAmerica Capital III±	0.97	01/15/2027	1,000,000	702,824
Branch Banking & Trust Capital Trust IV	6.82	06/12/2057	500,000	498,750
Chase Capital VI±	1.05	08/01/2028	2,000,000	1,455,966
Colonial Bank NA(s)	6.38	12/01/2015	1,978,000	198
CoreStates Capital Trust II±144A	1.05	01/15/2027	750,000	551,586
HSBC Capital Funding LP 144A	4.61	12/29/2049	600,000	547,173
Manufacturers & Traders Trust Company	5.59	12/28/2020	1,508,000	1,462,535
National Capital Commerce Incorporated±	1.35	04/01/2027	2,900,000	2,136,282
National City Bank±	0.70	06/07/2017	500,000	458,227
NTC Capital Trust Series A±	0.92	01/15/2027	450,000	343,193
Regions Financial Corporation	5.75	06/15/2015	760,000	726,750
TCF National Bank±	1.98	06/15/2014	1,375,000	1,334,561
UBS Preferred Funding Trust V Series 1	6.24	05/29/2049	700,000	561,750

				10,779,795

Diversified Financial Services: 3.65%
ABB Treasury Center USA Incorporated 144A	4.00	06/15/2021	510,000	512,809
Citigroup Incorporated	6.13	11/21/2017	1,185,000	1,233,399
Deutsche Bank Capital Funding Trust VII 144A	5.63	01/29/2049	500,000	325,000
General Electric Capital Corporation±	0.82	05/05/2026	1,450,000	1,042,386
Goldman Sachs Capital II	5.79	06/01/2043	115,000	73,888
Toll Road Investment Partnership II LP 144A(z)	7.50	02/15/2015	2,500,000	1,975,458

				5,162,940

Insurance: 2.30%
Aegon NV	4.75	06/01/2013	520,000	532,913
Metropolitan Life Global Funding I 144A	5.13	06/10/2014	475,000	509,932
Minnesota Life Insurance Company 144A	8.25	09/15/2025	950,000	1,100,327
New York Life Global Funding 144A	5.38	09/15/2013	500,000	534,876
NLV Financial Corporation 144A	7.50	08/15/2033	565,000	571,393

				3,249,441

REIT: 1.90%
Boston Properties LP	3.70	11/15/2018	180,000	179,886
Duke Realty LP	6.75	03/15/2020	750,000	798,256
Liberty Property LP	6.63	10/01/2017	400,000	450,138
Potlatch Corporation	7.50	11/01/2019	160,000	159,600
Realty Income Corporation	5.50	11/15/2015	500,000	539,095
Simon Property Group LP	6.75	05/15/2014	500,000	551,289

				2,678,264

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Allocation Funds	131

MANAGED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Health Care: 0.86%

Health Care Providers & Services: 0.43%
Roche Holdings Incorporated 144A	6.00%	03/01/2019	$500,000	$604,885

Pharmaceuticals: 0.43%
Schering-Plough Corporation	6.00	09/15/2017	500,000	611,166

Industrials: 2.11%

Aerospace & Defense: 0.70%
BAE Systems plc 144A	4.75	10/11/2021	470,000	470,706
Lockheed Martin Corporation	4.25	11/15/2019	500,000	521,220

				991,926

Commercial Services & Supplies: 1.00%
Ace Hardware Corporation 144A	9.13	06/01/2016	350,000	370,125
Black & Decker«	5.75	11/15/2016	825,000	959,138
Iron Mountain Incorporated	8.75	07/15/2018	85,000	87,550

				1,416,813

Road & Rail: 0.41%
Ryder System Incorporated Series MTN	3.15	03/02/2015	565,000	578,732

Information Technology: 0.85%

Electronic Equipment, Instruments & Components: 0.20%
Jabil Circuit Incorporated	8.25	03/15/2018	250,000	283,750

IT Services: 0.47%
Fiserv Incorporated	3.13	10/01/2015	500,000	510,103
SunGard Data Systems Incorporated	4.88	01/15/2014	150,000	149,250

				659,353

Semiconductors & Semiconductor Equipment: 0.18%
Intel Corporation	1.95	10/01/2016	260,000	262,801

Materials: 1.17%

Chemicals: 0.57%
Valspar Corporation	5.10	08/01/2015	750,000	810,437

Metals & Mining: 0.60%
Century Aluminum Company	8.00	05/15/2014	176,750	177,634
International Steel Group	6.50	04/15/2014	100,000	107,305
Rio Tinto Finance USA Limited	3.75	09/20/2021	370,000	374,225
Steel Dynamics Incorporated	6.75	04/01/2015	185,000	186,850

				846,014

Utilities: 1.76%

Electric Utilities: 1.76%
Connecticut Light & Power	5.38	03/01/2017	1,000,000	1,136,836
Great River Energy 144A	5.83	07/01/2017	821,537	921,805
Otter Tail Corporation	9.00	12/15/2016	350,000	376,250
Wisconsin Electric Power Company	2.95	09/15/2021	50,000	50,083

				2,484,974

Total Corporate Bonds and Notes (Cost $42,910,476)				41,097,603

132	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

MANAGED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Municipal Bonds and Notes: 12.02%

Arizona: 0.67%
Maricopa County AZ Elementary School District #28-Kyrene Elementary (Tax Revenue)	5.38%	07/01/2019	$800,000	$940,488

California: 0.69%
California State Build America Bonds (Miscellaneous Revenue)	7.55	04/01/2039	825,000	980,570

Georgia: 1.18%
Cherokee County GA School System Build America Bonds (Tax Revenue, State Aid Withholding Insured)	5.87	08/01/2028	1,500,000	1,665,195

Illinois: 1.46%
City of Chicago IL Taxable Series D (Tax Revenue, NATL-RE Insured)	5.44	01/01/2024	1,000,000	1,019,610
Loyola University Illinois Series C (Education Revenue)	4.80	07/01/2013	1,000,000	1,042,680

				2,062,290

Indiana: 0.52%
Indiana State Housing & Community Development Authority Series A-2 (Housing Revenue, GNMA/FNMA Insured)	5.51	01/01/2039	705,000	733,764

Kansas: 0.80%
Sedgwick County KS Unified School District # 259 (Tax Revenue)	5.10	10/01/2022	1,000,000	1,131,210

Kentucky: 0.49%
Kentucky Housing Corporation Series D (Housing Revenue)	5.75	07/01/2037	490,000	503,583
Kentucky Housing Corporation Series J (Housing Revenue)	5.92	07/01/2034	190,000	191,509

				695,092

Minnesota: 0.46%
Minnesota State Housing Finance Agency Series H (Housing Revenue)	5.85	07/01/2036	655,000	655,976

New Hampshire: 0.60%
New Hampshire HFA SFMR Series D (Housing Revenue)	5.53	07/01/2037	825,000	842,614

New Jersey: 1.68%
Hudson County NJ Improvement Authority Facilities (Lease Revenue, FSA Insured)	7.40	12/01/2025	2,030,000	2,371,060

North Carolina: 0.89%
Duke University North Carolina Taxable Series A (Education Revenue, GO of University Insured)	5.85	04/01/2037	1,000,000	1,261,210

Ohio: 0.76%
Ohio State HFAR Mortgage Revenue Series O (Housing Revenue, GNMA/FNMA Insured)	5.47	09/01/2025	1,055,000	1,077,218

Texas: 0.39%
Dallas County TX Hospital District Series C (Tax Revenue)	4.45	08/15/2019	500,000	555,220

West Virginia: 0.69%
Ohio County WV Special District Excise Tax Series A (Tax Revenue)	8.25	03/01/2035	1,000,000	978,420

Wisconsin: 0.74%
Wisconsin Housing & Economic Development Authority Home Ownership Series F (Housing Revenue, GO of Authority Insured)	5.73	09/01/2037	1,035,000	1,041,272

Total Municipal Bonds and Notes (Cost $15,613,225)				16,991,599

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Allocation Funds	133

MANAGED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Term Loans: 0.24%
RMK Acquisition Corporation (Aramark) 1st Lien	0.09%	01/27/2014	$26,337	$25,716
RMK Acquisition Corporation (Aramark) 1st Lien	2.24	01/27/2014	326,927	319,221

Total Term Loans (Cost $353,264)				344,937

U.S. Treasury Securities: 7.40%
TIPS	1.13	01/15/2021	440,785	487,687
U.S. Treasury Bond	3.75	08/15/2041	3,500,000	3,981,250
U.S. Treasury Bond	3.88	08/15/2040	1,375,000	1,595,215
U.S. Treasury Bond	4.25	11/15/2040	2,105,000	2,599,018
U.S. Treasury Bond	4.38	05/15/2041	725,000	914,519
U.S. Treasury Bond	4.75	02/15/2041	550,000	734,422
U.S. Treasury Note	2.13	08/15/2021	150,000	150,891

Total U.S. Treasury Securities (Cost $9,077,772)				10,463,002

Yankee Corporate Bonds and Notes: 2.12%

Energy: 0.56%

Oil, Gas & Consumable Fuels: 0.56%
BP Capital Markets plc	3.63	05/08/2014	750,000	786,965

Financials: 1.56%

Commercial Banks: 1.15%
Barclays Bank plc 144A	5.93	09/29/2049	750,000	528,740
Rabobank Nederland NV 144A	4.20	05/13/2014	500,000	528,553
Rabobank Nederland NV 144A	11.00	06/29/2049	500,000	578,750

				1,636,043

Diversified Financial Services: 0.41%
Siemens Financieringsmaatschappij NV 144A	5.75	10/17/2016	500,000	575,900

Total Yankee Corporate Bonds and Notes (Cost $3,162,003)				2,998,908

Other: 0.35%
Gryphon Funding Limited, Pass-Through Entity(a)(i)(v)			289,653	103,985
VFNC Corporation, Pass-Through Entity, 0.26% ±144A(a)(i)(v)			781,095	382,737

Total Other (Cost $196,827)				486,722

	Yield		Shares
Short-Term Investments: 2.94%

Investment Companies: 2.94%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class(l)(u)##	0.05		3,760,401	3,760,401
Wells Fargo Securities Lending Cash Investments, LLC(l)(v)(u)(r)	0.17		399,423	399,423

Total Short-Term Investments (Cost $4,159,824)				4,159,824

Total Investments in Securities
(Cost $147,082,100)*	101.88%	144,075,071
Other Assets and Liabilities, Net	(1.88)	(2,652,871)

Total Net Assets	100.00%	$141,422,200

134	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

MANAGED FIXED INCOME PORTFOLIO

%%	Security issued on a when-issued (TBA) basis.

±	Variable rate investment.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(l)	Investment in an affiliate.

(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.

(z)	Zero coupon security. Rate represents yield to maturity.

«	All or a portion of this security is on loan.

(v)	Security represents investment of cash collateral received from securities on loan.

(u)	Rate shown is the 7-day annualized yield at period end.

##	All or a portion of this security has been segregated for when-issued securities or unfunded loans.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $147,082,100 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$9,312,011
Gross unrealized depreciation	(12,319,040)

Net unrealized depreciation	$(3,007,029)

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Allocation Funds	135

STABLE INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities: 39.93%
FHLMC	6.00%	07/01/2017	$139,056	$149,614
FHLMC	7.50	07/17/2017	147,700	153,537
FHLMC Structured Pass-Through Securities Series T-54 Class 3A	7.00	02/25/2043	610,414	714,170
FHLMC Structured Pass-Through Securities Series T-54 Class 4A±	3.41	02/25/2043	700,281	693,825
FHLMC Structured Pass-Through Securities Series T-55 Class 1A2	7.00	03/25/2043	1,026,602	1,160,042
FHLMC Structured Pass-Through Securities Series T-57 Class 1A2	7.00	07/25/2043	838,841	970,659
FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	09/25/2043	1,003,129	1,181,226
FHLMC Structured Pass-Through Securities Series T-63 Class 1A1±	1.43	02/25/2045	627,012	593,285
FNMA	5.50	02/01/2017	282,999	306,628
FNMA±	1.43	10/01/2034	405,378	407,691
FNMA±	1.43	04/01/2044	305,367	307,059
FNMA±	1.43	10/01/2044	398,435	400,806
FNMA±	1.75	09/01/2033	241,186	245,371
FNMA	1.75	08/10/2012	400,000	404,273
FNMA±	1.78	10/01/2033	628,313	639,737
FNMA±	1.95	06/01/2033	493,386	514,529
FNMA±	2.12	12/01/2033	395,245	408,076
FNMA±	2.15	01/01/2036	373,107	389,041
FNMA±	2.16	06/01/2033	325,248	340,595
FNMA±	2.20	08/01/2035	497,998	517,553
FNMA±	2.26	07/01/2035	372,460	391,465
FNMA±	2.60	04/01/2034	600,395	620,131
FNMA±	3.18	07/01/2017	56,639	57,191
FNMA	5.00	04/01/2014	199,593	210,705
FNMA±	5.51	04/01/2037	349,779	368,869
FNMA	6.50	12/01/2015	120,916	126,967
FNMA Grantor Trust Series 2002-T12 Class A3	7.50	05/25/2042	211,298	248,137
FNMA Series 2002-90 Class A2	6.50	11/25/2042	226,525	258,947
FNMA Series 2003-W4 Class 3A±	6.85	10/25/2042	555,806	647,700
FNMA Series 2004-W2 Class 2A2	7.00	02/25/2044	452,104	534,390
FNMA Series 2007-88 Class HC±	3.46	09/25/2037	565,433	575,010
FNMA Whole Loan Series 2002-W10 Class A6	7.50	08/25/2042	233,193	273,351

Total Agency Securities (Cost $14,106,106)				14,810,580

Asset-Backed Securities: 16.80%
Ally Auto Receivables Trust Series 2011-2 Class A3	1.18	04/15/2015	200,000	201,088
Ally Auto Receivables Trust Series 2011-4 Class A2	0.65	03/17/2014	75,000	74,928
Ally Auto Receivables Trust Series 2011-5 Class A3	0.99	11/15/2015	125,000	124,870
Americredit Automobile Receivables Trust Series 2011-3 Class A2	0.84	11/10/2014	150,000	149,798
Americredit Automobile Receivables Trust Series 2011-4 Class A2	0.92	03/09/2015	100,000	99,903
Americredit Automobile Receivables Trust Series 2011-5 Class A2	1.19	08/08/2015	125,000	124,996
BMW Vehicle Owner Trust Series 2011-A Class A2	0.63	02/25/2014	100,000	100,004
Carmax Auto Owner Trust Series 2011-2 Class A2	0.68	09/15/2014	200,000	200,717
CNH Equipment Trust Series2011-B Class A2	0.71	12/15/2014	175,000	174,856
Ford Credit Auto Lease Trust Series 2011-B Class A2	0.82	01/15/2014	200,000	199,980
Ford Credit Auto Owner Trust Series 2011-B Class A3	0.84	06/15/2015	100,000	100,178
GE Equipment Mid-Ticket LLC Series 2011-1 Class A2	0.72	05/22/2014	175,000	174,848
GE Equipment Small Ticket LLC Series 2011-2A Class A2 144A	1.14	06/23/2014	100,000	99,996
GSAMP Trust Series 2005-SEA2 Class A1±	0.61	01/25/2045	610,605	538,000
GSMPS Mortgage Loan Trust Series 2005-RP2 Class 1AF±144A	0.61	03/25/2035	407,897	329,319
GSMPS Mortgage Loan Trust Series 2005-RP3 Class 1AF±144A	0.61	09/25/2035	417,960	327,991

136	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

STABLE INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Asset-Backed Securities (continued)
HFC Home Equity Loan Asset Backed Certificates Series 2005-2 Class A1±	0.52%	01/20/2035	$604,853	$536,799
Honda Auto Receivables Owner Trust Series 2011-3 Class A2	0.67	04/21/2014	150,000	150,026
Household Home Equity Loan Trust Series 2006-1 Class A1±	0.41	01/20/2036	838,584	781,534
Huntington Auto Trust Series 2011-1A Class A3 144A	1.01	01/15/2016	175,000	174,102
Mercedes Benz Auto Lease Trust Series 2011-B Class A2 144A	0.90	01/15/2014	150,000	150,011
Mercedes Benz Auto Receivables Series 2011-1 Class A3	0.85	03/16/2015	125,000	125,085
Morgan Stanley Dean Witter & Company Corporation Heloc Trust Series 2003-2 Class A±	0.78	04/25/2016	59,937	55,101
Santander Drive Auto Receivables Trust Series 2011-2 Class A2	1.04	04/15/2014	175,000	174,834
Santander Drive Auto Receivables Trust Series 2011-3 Class A2	1.11	08/15/2014	100,000	99,923
Santander Drive Auto Receivables Trust Series 2011-4 Class A2	1.37	03/16/2015	200,000	199,981
SBI Heloc Trust Series 2005-HE1 Class 1A±144A	0.45	11/25/2035	489,551	442,046
US Education Loan Trust LLC Series 2007-1A Class A2±144A	0.68	09/01/2019	125,860	125,659
Volkswagen Auto Lease Trust Series 2011-A Class A2	1.00	02/20/2014	100,000	99,999
World Omni Auto Receivables Trust Series 2007-B Class A4	5.39	05/15/2013	95,423	95,611

Total Asset-Backed Securities (Cost $6,649,822)				6,232,183

Corporate Bonds and Notes: 17.77%

Consumer Discretionary: 0.81%

Automobiles: 0.40%
Daimler Finance NA LLC 144A	1.88	09/15/2014	150,000	147,672

Media: 0.41%
Time Warner Cable Incorporated	5.40	07/02/2012	100,000	102,452
Time Warner Cable Incorporated	6.20	07/01/2013	45,000	48,414

				150,866

Consumer Staples: 1.97%

Beverages: 0.56%
Anheuser-Busch Companies Incorporated	4.38	01/15/2013	200,000	206,781

Food & Staples Retailing: 0.56%
Sysco Corporation	4.20	02/12/2013	200,000	207,995

Food Products: 0.85%
Campbell Soup Company	5.00	12/03/2012	200,000	208,311
General Mills Incorporated	5.65	09/10/2012	105,000	108,709

				317,020

Energy: 1.53%

Oil, Gas & Consumable Fuels: 1.53%
Chevron Corporation	3.95	03/03/2014	125,000	133,897
Conocophillips Australia Guaranteed	5.50	04/15/2013	125,000	132,834
Devon Energy Corporation	5.63	01/15/2014	35,000	38,251
Northern National Gas Company 144A	5.38	10/31/2012	250,000	260,526

				565,508

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Allocation Funds	137

STABLE INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Financials: 6.54%

Commercial Banks: 2.94%
AMEX Centurion Bank	1.00%	09/23/2013	$245,000	$244,474
Bank of Montreal±	0.90	04/29/2014	125,000	124,627
Bank of Nova Scotia 144A«	1.45	07/26/2013	125,000	125,760
Branch Banking & Trust Corporation	3.85	07/27/2012	585,000	596,387

				1,091,248

Consumer Finance: 2.68%
American Honda Finance Corporation 144A	5.10	03/27/2012	150,000	151,672
BMW Bank of North America	1.00	09/23/2013	245,000	244,474
Caterpillar Financial Services Corporation	2.00	04/05/2013	150,000	152,748
National Credit Union±	0.27	06/12/2013	275,000	274,662
Unilever Capital Corporation	3.65	02/15/2014	160,000	169,732

				993,288

Insurance: 0.92%
Metropolitan Life Global Funding Incorporated±144A	0.60	03/15/2012	340,000	339,978

Health Care: 1.47%

Pharmaceuticals: 1.47%
Pfizer Incorporated	4.45	03/15/2012	470,000	474,966
Sanofi-Aventis US LLC	1.20	09/30/2014	70,000	70,337

				545,303

Industrials: 1.42%

Aerospace & Defense: 0.54%
BAE Systems Holdings Incorporated 144A	6.40	12/15/2011	200,000	200,281

Industrial Conglomerates: 0.44%
General Electric Company	5.00	02/01/2013	155,000	161,814

Road & Rail: 0.44%
Union Pacific Corporation	5.38	05/01/2014	150,000	163,278

Information Technology: 0.64%

Computers & Peripherals: 0.64%
Hewlett-Packard Company	2.95	08/15/2012	235,000	238,217

Materials: 0.76%

Chemicals: 0.34%
Valspar Corporation	5.63	05/01/2012	125,000	127,102

Metals & Mining: 0.42%
Nucor Corporation	5.00	12/01/2012	150,000	155,992

Telecommunication Services: 0.57%

Diversified Telecommunication Services: 0.57%
Verizon Communications Incorporated	5.25	04/15/2013	200,000	211,438

138	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

STABLE INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Utilities: 2.06%

Electric Utilities: 1.03%
CenterPoint Energy Houston Electric LLC Series U	7.00%	03/01/2014	$150,000	$169,173
Public Service Electric & Gas Company	5.38	09/01/2013	200,000	215,376

				384,549

Gas Utilities: 1.03%
Duke Energy Corporation	5.63	11/30/2012	165,000	172,540
Public Service Company of Colorado	7.88	10/01/2012	75,000	79,398
Southern California Gas Company	4.80	10/01/2012	125,000	128,922

				380,860

Total Corporate Bonds and Notes (Cost $6,575,746)				6,589,190

Loan Participation: 1.27%
United States Department of Agriculture Loan(a)	0.98	06/25/2016	334,653	336,025
United States Department of Agriculture Loan(a)	5.37	09/08/2019	134,995	133,915

Total Loan Participation (Cost $467,719)				469,940

Municipal Bonds and Notes: 2.62%

California: 0.14%
University of California Revenues (Education Revenue)	0.89	07/01/2013	50,000	50,217

Minnesota: 0.54%
Metropolitan Council MN Minneapolis-St. Paul Metropolitian Area (GO - State)	1.00	02/01/2012	200,000	200,240

Oregon: 0.32%
Oregon State University System Project Series F (Education Revenue)	0.58	08/01/2012	120,000	120,194

Texas: 0.99%
Brazos TX Higher Education Authority Incorporated Series 2011-2 Class A1 (Education Revenue)±	0.97	01/27/2020	104,673	104,391
Brazos TX Higher Education Authority Incorporated Series 2005-1 (Education Revenue)±	0.44	12/26/2018	267,030	264,672

				369,063

Wisconsin: 0.63%
Outagamie County WI (GO - State)	2.50	04/01/2013	125,000	127,936
Western Wisconsin Technical College (Education Revenue)	1.75	04/01/2012	105,000	105,478

				233,414

Total Municipal Bonds and Notes (Cost $972,490)				973,128

Non-Agency Mortgage Backed Securities: 13.08%
Bank of America Commercial Mortgage Incorporated Series 2005-1 Class A3	4.88	11/10/2042	278,438	278,339
Bear Stearns Commercial Mortgage Securities Series 2005-PWR9 Class A2	4.74	09/11/2042	499,151	507,052
Countrywide Home Loans Series 2004-R1 Class 1AF±144A	0.66	11/25/2034	352,743	290,457
FDIC Structured Sale Guaranteed Notes Series 2010-L1 Class A2 144A(z)	1.63	10/25/2012	940,000	931,822
GE Capital Commercial Mortgage Corporation Series 2005-C2 Class A2	4.71	05/10/2043	76,868	76,841
GE Capital Commercial Mortgage Corporation Series 2005-C3 Class A4	5.05	07/10/2045	518,693	519,828
GSMPS Mortgage Loan Trust Series 2004-4 Class 1AF±144A	0.66	06/25/2034	351,801	286,965
JPMorgan Chase Commercial Mortgage Series 2010 C2 Class A1 144A	2.75	11/15/2043	164,459	166,187

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Allocation Funds	139

STABLE INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Non-Agency Mortgage Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Series 2011-C5 Class A1	1.60%	08/15/2046	$121,583	$121,732
Morgan Stanley Dean Witter Credit Corporation Heloc Trust Series 2003-1 Class A±	0.80	11/25/2015	163,857	155,326
Structured Asset Securities Corporation Series 2004-NP2 Class A±144A	0.61	06/25/2034	383,359	326,094
Structured Asset Securities Corporation Series 2005-GEL4 Class A±	0.61	08/25/2035	64,693	64,020
Structured Asset Securities Corporation Series 2006-RF3 Class 1A1 144A	6.00	10/25/2036	286,002	283,652
Structured Asset Securities Corporation Series 2006-RM1 Class A1±144A (a)(i)	0.51	08/25/2046	359,254	179,627
Structured Asset Securities Corporation Series 2007-RM1 Class A1±144A (i)	0.54	05/25/2047	938,994	454,567
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR6 Class 2A1A±	0.49	04/25/2045	279,890	209,273

Total Non-Agency Mortgage Backed Securities (Cost $5,766,186)				4,851,782

U.S. Treasury Securities: 0.20%
U.S. Treasury Bond	0.75	03/31/2013	75,000	75,554

Total U.S. Treasury Securities (Cost $74,243)				75,554

Yankee Corporate Bonds and Notes: 1.61%

Financials: 1.61%

Diversified Financial Services: 1.61%
Covidien International Finance SA	1.88	06/15/2013	250,000	253,049
Diageo Capital plc	5.20	01/30/2013	150,000	157,489
Shell International Finance BV	4.00	03/21/2014	175,000	187,845

Total Yankee Corporate Bonds and Notes (Cost $598,369)				598,383

Other: 0.59%
Gryphon Funding Limited, Pass-Through Entity(a)(i)(v)			129,428	46,464
VFNC Corporation, Pass-Through Entity, 0.26%±144A(a)(i)(v)			349,022	171,021

Total Other (Cost $87,949)				217,485

	Yield		Shares
Short-Term Investments: 8.05%

Investment Companies: 4.81%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class(l)(u)	0.05		1,037,354	1,037,354
Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)(r)	0.17		748,679	748,679

				1,786,033

U.S. Treasury Securities: 3.24%
U.S. Treasury Bill«	0.17	05/31/2012	775,000	774,785
U.S. Treasury Bill	0.20	04/05/2012	425,000	424,963

				1,199,748

Total Short-Term Investments (Cost $2,985,781)				2,985,781

Total Investments in Securities
(Cost $38,284,411)*	101.93%	37,804,006
Other Assets and Liabilities, Net	(1.93)	(717,376)

Total Net Assets	100.00%	$37,086,630

140	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

STABLE INCOME PORTFOLIO

±	Variable rate investment.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

«	All or a portion of this security is on loan.

(z)	Zero coupon security. Rate represents yield to maturity.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $38,285,992 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$944,150
Gross unrealized depreciation	(1,426,136)

Net unrealized depreciation	$(481,986)

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Allocation Funds	141

TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities: 55.57%
FHLMC(a)	2.40%	12/15/2041	$9,912,000	$10,130,519
FHLMC%%	3.00	12/15/2025	27,600,000	28,007,531
FHLMC%%	3.50	06/15/2025	18,600,000	19,268,438
FHLMC%%	3.50	07/15/2025	54,400,000	56,270,000
FHLMC	3.50	10/01/2031	1,929,240	1,987,979
FHLMC	4.00	12/01/2034	3,852,750	4,033,347
FHLMC	4.00	12/01/2035	4,484,984	4,691,013
FHLMC	4.00	12/15/2036	5,741,269	6,063,597
FHLMC	4.00	02/15/2039	1,794,147	1,887,857
FHLMC	4.00	02/15/2040	8,337,383	8,851,615
FHLMC%%	4.00	03/15/2040	26,600,000	27,589,188
FHLMC	4.50	11/15/2038	3,404,865	3,591,263
FHLMC	4.50	08/01/2041	4,671,473	4,964,142
FHLMC	4.50	08/01/2041	4,880,496	5,192,099
FHLMC	4.50	08/01/2041	7,486,248	7,955,227
FHLMC	4.50	08/01/2041	6,746,932	7,177,694
FHLMC	4.50	09/01/2041	6,060,721	6,381,547
FHLMC	4.50	10/01/2041	9,727,410	10,242,333
FHLMC	5.00	07/15/2029	210,909	212,540
FHLMC	5.00	06/15/2038	8,022	8,809
FHLMC	5.00	03/01/2041	1,159,173	1,258,285
FHLMC	5.00	03/01/2041	803,807	872,793
FHLMC	5.00	03/01/2041	1,086,186	1,179,139
FHLMC	5.00	03/01/2041	1,763,453	1,914,789
FHLMC	5.00	04/01/2041	6,522,545	7,081,568
FHLMC	5.00	04/01/2041	3,561,980	3,867,749
FHLMC	5.00	04/01/2041	2,131,397	2,313,643
FHLMC	5.00	04/01/2041	889,299	965,370
FHLMC	5.00	05/01/2041	5,601,560	6,082,751
FHLMC	5.00	05/01/2041	1,256,383	1,363,856
FHLMC	5.00	05/01/2041	3,422,446	3,714,655
FHLMC	5.00	06/01/2041	3,931,562	4,267,975
FHLMC	5.00	06/01/2041	4,216,877	4,578,987
FHLMC	5.00	07/01/2041	2,908,861	3,158,658
FHLMC	5.00	07/01/2041	1,899,412	2,059,795
FHLMC	5.00	07/01/2041	2,170,056	2,355,632
FHLMC	5.00	07/01/2041	8,662,597	9,395,255
FHLMC	5.00	08/01/2041	3,712,749	4,031,621
FHLMC%%	5.50	07/25/2035	18,300,000	19,721,109
FHLMC	5.50	10/01/2039	2,319,317	2,549,902
FHLMC±	5.59	10/01/2038	940,173	1,018,157
FHLMC±	5.60	08/01/2039	5,230,795	5,646,503
FHLMC±	5.68	03/01/2036	992,411	1,073,316
FHLMC±	5.69	03/01/2036	1,074,259	1,161,352
FHLMC±	5.77	11/01/2037	58,766	63,328
FHLMC±	5.77	07/01/2038	2,726,083	2,948,950
FHLMC±	5.79	11/01/2038	1,453,788	1,574,028
FHLMC±	5.81	11/01/2036	3,550,242	3,842,196
FHLMC±	5.84	01/01/2037	276,892	300,308
FHLMC±	5.84	07/01/2037	14,958	16,187
FHLMC±	5.88	03/01/2037	255,171	276,017

142	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FHLMC±	5.89%	05/01/2037	$4,449	$4,815
FHLMC±	5.93	06/01/2036	2,313,550	2,504,481
FHLMC±	5.94	07/01/2037	2,199,053	2,382,281
FHLMC±	5.97	01/01/2037	848,569	916,521
FHLMC±	5.98	06/01/2038	4,074,483	4,401,410
FHLMC	6.00	08/01/2017	102,849	112,144
FHLMC	6.00	10/01/2017	219,363	239,189
FHLMC	6.00	02/01/2023	121,758	133,445
FHLMC	6.00	03/01/2034	833,730	923,915
FHLMC	6.00	02/01/2035	1,393,892	1,544,669
FHLMC	6.00	12/01/2035	16,000,349	17,731,101
FHLMC	6.00	03/01/2036	7,879,851	8,732,211
FHLMC	6.00	08/01/2037	2,166,299	2,413,489
FHLMC	6.00	08/01/2038	1,977,633	2,203,295
FHLMC	6.00	10/01/2038	3,035,594	3,381,977
FHLMC±	6.01	10/01/2037	4,830,065	5,236,591
FHLMC±	6.11	06/01/2037	3,592,635	3,901,743
FHLMC	6.50	04/01/2021	66,893	71,123
FHLMC Series 1590 Class IA±	1.30	10/15/2023	102,146	103,109
FHLMC Series 1897 Class K	7.00	09/15/2026	2,889	3,325
FHLMC Series 1935 Class FL±	0.95	02/15/2027	6,844	6,930
FHLMC Series 2423 Class MC	7.00	03/15/2032	43,538	48,241
FHLMC Series 2980 Class QA	6.00	05/15/2035	210,253	235,931
FHLMC Series 3529 Class AG	6.50	04/15/2039	15,703,291	17,702,218
FHLMC Series 3622 Class WA Series 3622	5.50	09/15/2039	11,331,577	12,435,060
FHLMC Series K003 Class AAVB	4.77	05/25/2018	3,752,000	4,170,363
FHLMC Series K005 Class A2	4.32	11/25/2019	4,925,000	5,428,119
FHLMC Series T-48 Class 1A3 Preassign 00764±	6.47	07/25/2033	113,865	128,492
FHLMC Series T-57 Class 1A3 Preassign 00073	7.50	07/25/2043	1,293,685	1,509,518
FHLMC Series T-59 Class 1A3 Preassign 00329	7.50	10/25/2043	1,709,164	1,981,997
FHLMC Series T-60 Class 1A3 Preassign 00462	7.50	03/25/2044	1,792,849	2,043,387
FHLMC Structured Pass-Through Securities Series T-57 Class 1A2	7.00	07/25/2043	1,743,951	2,018,003
FNMA%%	2.50	04/25/2026	10,000,000	10,006,250
FNMA±	2.56	06/01/2017	2,574	2,584
FNMA%%	3.00	10/15/2025	15,500,000	15,848,750
FNMA%%	3.00	07/25/2026	50,800,000	51,855,690
FNMA%%	3.00	08/25/2026	46,500,000	47,306,484
FNMA	3.50	11/01/2031	36,715,747	37,822,137
FNMA	3.50	12/01/2031	59,187,340	60,970,887
FNMA(a)	3.50	12/25/2031	20,773,000	21,421,694
FNMA%%	3.50	12/25/2040	4,900,000	4,991,875
FNMA%%	3.50	01/25/2041	32,900,000	33,434,625
FNMA	4.00	10/01/2033	1,115,548	1,170,106
FNMA	4.00	10/01/2033	11,462,393	12,022,976
FNMA	4.00	01/01/2035	2,043,179	2,143,103
FNMA	4.00	05/01/2037	11,692,745	12,253,632
FNMA	4.50	07/01/2041	5,475,662	5,793,202
FNMA	4.50	08/01/2041	1,619,650	1,725,152
FNMA	4.50	08/01/2041	1,719,998	1,829,291
FNMA	4.50	08/01/2041	1,236,383	1,316,892
FNMA	4.50	08/01/2041	8,526,933	9,112,494

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Allocation Funds	143

TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA	4.50%	08/01/2041	$7,501,287	$8,016,398
FNMA	4.50	08/01/2041	4,715,874	4,989,353
FNMA	4.50	10/01/2041	1,750,013	1,851,498
FNMA%%	4.50	12/01/2041	300,000	317,063
FNMA%%	5.00	11/25/2036	52,800,000	56,661,000
FNMA%%	5.00	12/25/2036	14,700,000	15,742,781
FNMA	5.00	03/01/2041	692,751	756,292
FNMA	5.00	05/01/2041	1,626,051	1,775,192
FNMA	5.00	05/01/2041	4,484,040	4,889,750
FNMA	5.00	05/01/2041	4,351,961	4,750,816
FNMA	5.00	06/01/2041	2,049,282	2,237,305
FNMA	5.00	06/01/2041	5,529,149	6,029,411
FNMA	5.00	06/01/2041	3,607,374	3,937,182
FNMA	5.00	06/01/2041	2,715,642	2,963,915
FNMA	5.00	07/01/2041	3,379,723	3,685,545
FNMA	5.00	07/01/2041	5,740,725	6,265,689
FNMA	5.00	07/01/2041	46,190,802	50,731,522
FNMA	5.00	08/01/2041	2,519,496	2,767,172
FNMA	5.00	08/01/2041	2,377,816	2,596,071
FNMA	5.00	08/01/2041	2,724,152	2,970,435
FNMA	5.00	08/01/2041	2,704,486	2,951,775
FNMA	5.00	08/01/2041	7,341,490	8,015,004
FNMA	5.00	09/01/2041	7,399,421	8,068,988
FNMA	5.00	09/01/2041	6,286,929	6,861,791
FNMA	5.00	09/01/2041	2,242,206	2,416,377
FNMA	5.37	04/01/2017	2,460,000	2,742,280
FNMA	5.40	05/01/2017	3,290,162	3,665,171
FNMA±	5.47	02/01/2039	2,588,225	2,792,800
FNMA	5.50	09/01/2034	2,568,558	2,792,902
FNMA	5.50	12/01/2035	5,259,755	5,816,960
FNMA	5.50	01/01/2038	9,566,867	10,439,844
FNMA	5.50	07/01/2039	2,219,721	2,463,197
FNMA	5.50	12/15/2039	25,879,895	28,501,580
FNMA	5.50	05/25/2040	17,244,121	19,408,290
FNMA	5.50	08/01/2040	4,551,216	4,946,603
FNMA±	5.74	10/01/2037	906,922	982,493
FNMA±	5.75	10/01/2037	1,240,257	1,342,742
FNMA±	5.85	06/01/2037	215,908	233,782
FNMA±	5.87	02/01/2037	731,773	791,832
FNMA±	5.88	01/01/2037	719,032	777,387
FNMA±	5.91	07/01/2037	1,774,952	1,920,710
FNMA±	5.92	04/01/2037	1,005,513	1,087,684
FNMA±	5.93	01/01/2037	1,323,241	1,430,137
FNMA±	5.93	03/01/2037	1,056,369	1,141,661
FNMA±	5.96	09/01/2037	696,656	762,013
FNMA	6.00	05/01/2017	122,534	132,765
FNMA	6.00	11/01/2017	29,748	32,232
FNMA	6.00	04/01/2022	56,982	62,503
FNMA	6.00	02/01/2029	51,908	57,636
FNMA	6.00	03/01/2033	270,849	300,506
FNMA	6.00	11/01/2033	106,131	117,841

144	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA	6.00%	03/01/2034	$67,579,798	$75,038,435
FNMA	6.00	03/01/2034	56,932,440	63,204,500
FNMA	6.00	08/01/2034	1,985,636	2,202,859
FNMA	6.00	08/01/2034	5,144,364	5,692,676
FNMA	6.00	12/01/2034	12,979,810	14,399,767
FNMA	6.00	04/01/2035	12,684,867	14,072,559
FNMA	6.00	04/01/2035	915,716	1,016,751
FNMA%%	6.00	08/25/2035	32,000,000	35,075,002
FNMA%%	6.00	09/25/2035	94,700,000	103,637,317
FNMA	6.00	12/01/2035	6,834,351	7,582,011
FNMA	6.00	10/01/2036	10,132,633	11,136,624
FNMA	6.00	07/01/2037	16,562,639	18,389,569
FNMA	6.00	09/01/2037	2,797,838	3,070,690
FNMA	6.00	08/01/2038	1,898,776	2,127,265
FNMA	6.00	10/01/2038	10,208,225	11,203,755
FNMA	6.00	12/01/2038	29,016,662	31,846,436
FNMA	6.00	10/01/2039	28,618,990	31,454,699
FNMA	6.00	10/01/2039	14,310,428	15,849,119
FNMA	6.00	12/01/2040	2,854,422	3,166,688
FNMA±	6.01	12/01/2036	628,761	679,860
FNMA±	6.03	09/01/2037	579,721	628,459
FNMA±	6.04	07/01/2037	952,873	1,033,449
FNMA±	6.05	10/01/2037	1,432,696	1,554,174
FNMA	6.06	09/01/2016	1,382,576	1,524,036
FNMA±	6.09	11/01/2037	1,155,558	1,255,584
FNMA±	6.27	09/01/2037	4,154,077	4,559,842
FNMA	6.32	08/01/2012	5,244,396	5,239,893
FNMA±	6.32	10/01/2036	527,921	573,655
FNMA±	6.33	07/01/2037	3,213,159	3,511,545
FNMA	6.50	06/01/2017	131,453	144,050
FNMA	6.50	07/01/2017	140,578	154,532
FNMA	6.50	10/01/2036	5,646,664	6,322,919
FNMA	7.50	02/01/2012	893	901
FNMA Series 1998-38 Class Pl	6.00	11/25/2028	1,612,088	1,814,436
FNMA Series 1999-54 Class LH	6.50	11/25/2029	57,075	65,437
FNMA Series 2002-14 Class A2	7.00	01/25/2042	670,972	760,648
FNMA Series 2002-33 Class A2	7.50	06/25/2032	1,316,135	1,498,916
FNMA Series 2003-W17 Class 1A7	5.75	08/25/2033	2,097,000	2,370,686
FNMA Series 2004-45 Class VB	4.50	10/25/2028	100,000	106,421
FNMA Series 2005-31 Class PB	5.50	04/25/2035	75,000	89,748
FNMA Series 2005-5 Class PA	5.00	01/25/2035	2,675,666	2,958,677
FNMA Series 2006-56 Class CA	6.00	07/25/2036	1,331,794	1,490,182
FNMA Series 2009-105 Class CB	6.00	12/25/2039	10,847,236	12,098,614
FNMA Series 2009-11 Class LC	4.50	03/25/2049	6,682,707	7,130,614
FNMA Series 2009-30 Class AD	6.50	04/25/2039	8,989,543	9,869,417
FNMA Series 2009-30 Class AG	6.50	05/25/2039	17,229,189	19,412,711
FNMA Series 2009-66 Class KE	4.00	09/25/2039	10,668,839	11,268,331
FNMA Series 2009-78 Class J	5.00	09/25/2019	7,050,353	7,632,007
FNMA Series 2009-93 Class PD	4.50	09/25/2039	3,634,567	3,885,909
FNMA Series 2009-M01 Class A2	4.29	07/25/2019	7,116,000	7,916,211
FNMA Series 2009-M02 Class A3	4.00	01/25/2019	6,433,000	6,954,945

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Allocation Funds	145

TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA Series 2010-054 Class EA	4.50%	06/25/2040	$12,045,572	$12,884,707
FNMA Series 2010-135 Class LM	4.00	12/25/2040	573,220	605,843
FNMA Series 2010-M01 Class A2	4.45	09/25/2019	2,860,000	3,209,782
FNMA Series 2010-M03 Class A3±	4.33	03/25/2020	20,018,000	22,370,427
FNMA Series 2011 Class 53	4.50	06/25/2041	9,225,789	9,761,809
FNMA Series 2011-53	4.00	06/25/2041	24,175,448	25,342,064
FNMA Series 2011-78 Class D	4.00	08/25/2041	2,267,063	2,414,714
GNMA%%	3.50	06/23/2041	89,321,000	91,916,887
GNMA	3.50	12/20/2040	227,664	235,581
GNMA	3.50	02/20/2041	2,273,999	2,353,081
GNMA	3.50	02/20/2041	1,118,895	1,157,806
GNMA	3.50	02/20/2041	267,834	277,148
GNMA	3.50	02/20/2041	1,680,954	1,739,413
GNMA	3.50	03/20/2041	2,537,545	2,625,793
GNMA±	3.50	05/20/2041	6,008,851	6,328,881
GNMA±	3.50	05/20/2041	2,666,163	2,820,035
GNMA±	3.50	06/20/2041	8,723,018	9,183,243
GNMA±	3.50	10/20/2041	2,921,820	3,078,030
GNMA	5.00	07/16/2033	22,795,915	24,747,722
GNMA##	6.00	01/15/2040	20,790,702	23,436,722
GNMA	7.00	11/15/2029	108,880	125,809
GNMA	7.75	09/20/2020	59,212	67,663
GNMA	7.75	03/20/2021	114,999	132,367
GNMA	7.75	07/20/2021	38,343	44,134
GNMA	7.75	08/15/2021	33,593	38,811
GNMA	8.05	07/15/2019	50,204	57,664
GNMA	8.05	07/15/2019	17,598	17,905
GNMA	8.05	08/15/2019	20,949	23,062
GNMA	8.05	09/15/2019	4,778	4,823
GNMA	8.05	09/15/2019	16,907	17,170
GNMA	8.05	10/15/2019	15,556	15,783
GNMA	8.05	10/15/2019	9,700	9,806
GNMA	8.05	11/15/2019	4,681	4,726
GNMA	8.05	11/15/2019	27,502	31,588
GNMA	8.05	02/15/2020	20,702	24,021
GNMA	8.05	10/15/2020	14,000	16,244
GNMA	11.50	05/15/2013	1,428	1,438
GNMA	11.50	06/15/2013	226	227
GNMA II±	3.00	07/20/2041	5,936,865	6,263,543
GNMA II±	3.00	07/20/2041	2,238,402	2,362,690
GNMA II±	3.00	08/20/2041	2,938,446	3,076,628
GNMA II±	3.00	08/20/2041	3,779,615	3,978,141
GNMA II±	3.00	10/20/2041	2,623,631	2,727,331
GNMA II±	3.00	11/20/2041	5,844,528	6,072,613
GNMA II±	3.50	07/20/2041	2,683,837	2,825,646
GNMA II±	3.50	07/20/2041	6,870,276	7,274,079
GNMA II±	3.50	08/20/2041	2,677,658	2,849,765
GNMA Series 2002-95 Class DB	6.00	01/25/2033	5,357,000	6,118,903
GNMA Series 2003-79 Class PV	5.50	10/20/2023	2,274,943	2,573,879

Total Agency Securities (Cost $1,902,819,184)				1,925,749,083

146	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Asset-Backed Securities: 9.04%
Ally Auto Receivables Trust Series 2011-4 Class A4	1.14%	06/15/2016	$4,083,000	$4,067,005
Ally Master Owner Trust Series 2011-4 Class A2	1.54	09/15/2016	4,521,000	4,507,554
Capital One Multi-Asset Execution Trust Series 2004-A4 Class A4±	0.47	03/15/2017	1,915,000	1,908,970
Capital One Multi-Asset Execution Trust Series 2005-A10 Class A±	0.33	09/15/2015	3,648,000	3,642,043
Capital One Multi-Asset Execution Trust Series 2006-A5 Class A5±	0.31	01/15/2016	734,000	732,474
Chase Issuance Trust Series 2005-A11 Class A±	0.32	12/15/2014	11,343,000	11,339,757
Chase Issuance Trust Series 2005-A6 Class A6±	0.32	07/15/2014	2,724,000	2,723,436
Citibank Omni Master Trust Series 2009-A14 Class A14±144A	3.00	08/15/2018	23,665,000	24,847,744
Citibank Omni Master Trust Series 2009-A8 Class A8±144A	2.35	05/16/2016	12,776,000	12,873,984
Developers Diversified Realty Corporation Trust Series 2009-DDR1 Class A144A	3.81	10/14/2022	11,022,439	11,497,737
Discover Card Master Trust Series 2009-A1 Class A1±	1.55	12/15/2014	3,562,000	3,586,801
Ford Credit Auto Owner Trust Series 2009-D Class A3	2.17	10/15/2013	3,740,635	3,762,377
GE Capital Credit Card Master Note Trust Series 2009-2 Class A	3.69	07/15/2015	14,424,000	14,696,188
Goal Capital Funding Trust Series 2006-1 Class A3±	0.63	11/25/2026	13,416,000	12,685,464
Harley Davidson Motorcycle Trust Series 2011-2 Class A4	1.47	08/15/2017	5,294,000	5,277,425
Honda Auto Receivables Owner Trust Series 2010-3 Class A2	0.53	01/21/2013	8,252,731	8,252,091
Hyundai Auto Receivables Trust Series 2011-C Class A4	1.30	02/15/2018	3,676,000	3,668,999
MBNA Credit Card Master Trust Series 1997-B Class A±	0.41	08/15/2014	16,336,000	16,337,238
MMCA Automobile Trust Series 2011-A Class A4 144A	2.02	10/17/2016	3,092,000	3,134,330
Morgan Stanley Home Equity Loans Series 2007-1 Class A1±	0.31	12/25/2036	10,910	10,822
Nelnet Student Loan Trust Series 2005-2 Class A5±	0.46	03/23/2037	3,308,000	3,004,486
Nelnet Student Loan Trust Series 2006-1 Class A4±	0.59	11/23/2022	5,498,000	5,421,310
Nelnet Student Loan Trust Series 2006-2 Class A4±	0.50	10/26/2026	11,800,000	11,700,589
Nelnet Student Loan Trust Series 2007-1 Class A3±	0.58	05/27/2025	9,962,000	9,135,315
Nelnet Student Loan Trust Series 2008-3 Class A4±	2.16	11/25/2024	11,604,150	11,911,495
SLM Student Loan Trust Series 2008-9 Class A±	1.92	04/25/2023	6,519,547	6,670,178
SLM Student Loan Trust Series 2000-A Class A2±	0.61	10/28/2028	4,678,223	4,660,472
SLM Student Loan Trust Series 2001-1 Class A3±	0.63	04/25/2023	14,905,000	14,390,979
SLM Student Loan Trust Series 2003-14 Class A5±	0.65	01/25/2023	13,036,000	12,682,419
SLM Student Loan Trust Series 2004-3 Class A5±	0.59	07/25/2023	3,609,000	3,500,384
SLM Student Loan Trust Series 2005-6 Class A±	0.53	07/27/2026	17,392,000	16,765,107
SLM Student Loan Trust Series 2005-8 Class A3±	0.53	10/25/2024	8,370,000	8,159,499
SLM Student Loan Trust Series 2006-10 Class A4±	0.49	07/25/2023	7,099,000	6,985,636
SLM Student Loan Trust Series 2006-4 Class A5±	0.52	10/25/2025	1,911,000	1,862,303
SLM Student Loan Trust Series 2008-4 Class A2±	1.47	07/25/2016	4,637,603	4,681,486
SLM Student Loan Trust Series 2008-6 Class A2±	0.97	10/25/2017	2,306,618	2,301,160
SLM Student Loan Trust Series 2011-C Class A1(a)±144A	1.66	12/15/2023	15,938,000	15,938,000
USAA Auto Owner Trust Series 2008-3 Class A4	4.71	02/18/2014	7,395,167	7,459,818
Volkswagen Auto Loan Enhanced Trust Series 2008-1 Class A4±	1.95	10/20/2014	7,112,367	7,126,850
World Financial Network Credit Card Master Trust Series 2011-A Class A	1.68	08/15/2018	4,903,000	4,889,316
World Omni Auto Receivables Trust Series 2008-A Class A4	4.74	10/15/2013	4,272,758	4,335,625

Total Asset-Backed Securities (Cost $313,055,987)				313,134,866

Corporate Bonds and Notes: 12.59%

Consumer Discretionary: 1.20%

Automobiles: 0.31%
Daimler Finance NA LLC 144A	1.88	09/15/2014	9,565,000	9,416,523
Daimler Finance NA LLC 144A	3.88	09/15/2021	1,410,000	1,375,700

				10,792,223

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Allocation Funds	147

TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Media: 0.68%
Comcast Corporation	8.38%	03/15/2013	$6,261,000	$6,841,589
NBC Universal Incorporated	2.88	04/01/2016	5,817,000	5,913,859
NBC Universal Incorporated	4.38	04/01/2021	3,024,000	3,092,448
News America Incorporated	6.15	03/01/2037	2,268,000	2,374,449
News America Incorporated	6.15	02/15/2041	774,000	828,603
Time Warner Cable Incorporated	5.50	09/01/2041	4,610,000	4,580,939

				23,631,887

Specialty Retail: 0.21%
Gap Incorporated	5.95	04/12/2021	7,538,000	7,124,006

Consumer Staples: 0.67%

Beverages: 0.35%
Pepsico Incorporated	2.50	05/10/2016	5,425,000	5,598,633
The Coca-Cola Company144A	1.80	09/01/2016	6,619,000	6,668,219

				12,266,852

Food & Staples Retailing: 0.10%
Wal-Mart Stores Incorporated	5.63	04/15/2041	2,760,000	3,297,143

Food Products: 0.09%
Kraft Foods Incorporated Class A	6.50	02/09/2040	2,660,000	3,153,547

Tobacco: 0.13%
Altria Group Incorporated	4.75	05/05/2021	1,685,000	1,759,078
Altria Group Incorporated	10.20	02/06/2039	2,034,000	2,921,217

				4,680,295

Energy: 1.40%

Oil, Gas & Consumable Fuels: 1.40%
Devon Energy Corporation	2.40	07/15/2016	2,163,000	2,199,704
Devon Energy Corporation	5.60	07/15/2041	925,000	1,046,203
El Paso Pipeline Partners Operating LLC	5.00	10/01/2021	2,070,000	2,057,118
El Paso Pipeline Partners Operating LLC	7.50	11/15/2040	2,145,000	2,487,833
Energen Corporation	4.63	09/01/2021	6,190,000	6,115,330
Energy Transfer Partners LP	9.00	04/15/2019	2,957,000	3,511,213
Kerr-McGee Corporation	6.95	07/01/2024	7,545,000	8,921,155
Marathon Petroleum Corporation	6.50	03/01/2041	1,874,000	2,044,238
MidAmerican Energy Holdings Company	6.50	09/15/2037	2,660,000	3,327,673
Pride International Incorporated	6.88	08/15/2020	2,390,000	2,751,770
The Williams Companies Incorporated	7.88	09/01/2021	1,955,000	2,465,157
The Williams Companies Incorporated Series A	7.50	01/15/2031	2,930,000	3,600,358
Western Gas Partners LP	5.38	06/01/2021	7,950,000	7,982,198

				48,509,950

Financials: 4.99%

Capital Markets: 0.99%
Goldman Sachs Group Incorporated	3.63	02/07/2016	3,030,000	2,851,166
Goldman Sachs Group Incorporated	5.25	07/27/2021	1,290,000	1,190,462

148	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Capital Markets (continued)
Goldman Sachs Group Incorporated	6.00%	06/15/2020	$4,480,000	$4,369,241
Goldman Sachs Group Incorporated	6.25	02/01/2041	2,389,000	2,155,485
Lazard Group LLC	6.85	06/15/2017	8,305,000	8,705,808
Lazard Group LLC	7.13	05/15/2015	5,987,000	6,432,080
Morgan Stanley	3.80	04/29/2016	6,270,000	5,517,518
Morgan Stanley	5.50	07/28/2021	3,730,000	3,251,676

				34,473,436

Consumer Finance: 0.56%
American Express Credit Corporation	2.80	09/19/2016	9,275,000	9,173,800
Capital One Financial Corporation	4.75	07/15/2021	2,180,000	2,225,466
Ford Motor Credit Company LLC	3.88	01/15/2015	8,055,000	7,895,422

				19,294,688

Diversified Financial Services: 1.96%
ABB Treasury Center USA Incorporated144A	2.50	06/15/2016	3,785,000	3,799,629
Bank of America Corporation	3.75	07/12/2016	7,435,000	6,466,799
Bank of America Corporation	5.00	05/13/2021	5,280,000	4,468,126
Bank of America Corporation	6.00	09/01/2017	4,830,000	4,436,104
Citigroup Incorporated	1.88	10/22/2012	9,195,000	9,339,821
Citigroup Incorporated	3.95	06/15/2016	6,456,000	6,329,275
Citigroup Incorporated	4.50	01/14/2022	5,010,000	4,635,382
Citigroup Incorporated	5.38	08/09/2020	1,855,000	1,860,589
Credit Suisse New York	4.38	08/05/2020	1,640,000	1,581,939
General Electric Capital Corporation	4.65	10/17/2021	7,480,000	7,503,121
General Electric Capital Corporation	6.88	01/10/2039	5,944,000	6,607,380
JPMorgan Chase & Company	4.35	08/15/2021	8,355,000	8,147,905
JPMorgan Chase & Company	5.60	07/15/2041	2,654,000	2,787,292

				67,963,362

Insurance: 0.75%
American International Group Incorporated	4.88	09/15/2016	2,050,000	1,917,552
American International Group Incorporated Series MTN	5.85	01/16/2018	2,500,000	2,415,215
Berkshire Hathaway Incorporated	3.75	08/15/2021	6,630,000	6,759,544
CNA Financial Corporation	5.75	08/15/2021	3,590,000	3,568,607
CNA Financial Corporation	6.50	08/15/2016	2,090,000	2,239,746
MetLife Incorporated	5.70	06/15/2035	1,845,000	1,932,586
Protective Life Corporation	8.45	10/15/2039	1,787,000	2,020,002
Prudential Financial Incorporated	5.63	05/12/2041	1,297,000	1,194,459
Prudential Financial Incorporated Series MTN	4.50	11/16/2021	2,840,000	2,755,678
WR Berkley Corporation	5.38	09/15/2020	1,085,000	1,073,331

				25,876,720

REIT: 0.73%
Boston Properties LP	3.70	11/15/2018	6,955,000	6,950,604
HCP Incorporated	6.75	02/01/2041	1,020,000	1,125,698
Health Care Property Investors Incorporated	5.65	12/15/2013	5,780,000	6,049,111
Health Care REIT Incorporated	6.50	03/15/2041	1,116,000	1,059,629
Kilroy Realty LP	4.80	07/15/2018	4,320,000	4,228,826
Kilroy Realty LP	5.00	11/03/2015	1,615,000	1,654,303

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Allocation Funds	149

TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

REIT (continued)
Kilroy Realty LP	6.63%	06/01/2020	$1,145,000	$1,213,119
SL Green Realty Corporation	5.00	08/15/2018	1,085,000	1,029,452
WEA Finance LLC144A	4.63	05/10/2021	2,170,000	2,080,963

				25,391,705

Health Care: 0.91%

Biotechnology: 0.31%
Amgen Incorporated	3.88	11/15/2021	4,615,000	4,545,581
Gilead Sciences Incorporated	4.50	04/01/2021	5,965,000	6,064,681

				10,610,262

Health Care Equipment & Supplies: 0.21%
Becton, Dickinson and Company	3.13	11/08/2021	2,015,000	2,005,598
Boston Scientific Corporation	6.40	06/15/2016	4,610,000	5,145,627

				7,151,225

Health Care Providers & Services: 0.22%
Coventry Health Care Incorporated	5.95	03/15/2017	6,838,000	7,632,952

Life Sciences Tools & Services: 0.17%
Life Technologies Corporation	5.00	01/15/2021	5,886,000	6,094,806

Industrials: 0.14%

Professional Services: 0.08%
Verisk Analytics Incorporated	5.80	05/01/2021	2,605,000	2,908,829

Road & Rail: 0.06%
BSNF Railway Company	5.75	05/01/2040	1,831,000	2,070,365

Information Technology: 0.23%

Computers & Peripherals: 0.12%
Hewlett Packard Company	3.00	09/15/2016	2,180,000	2,233,111
Hewlett Packard Company	4.38	09/15/2021	1,830,000	1,870,115

				4,103,226

Software: 0.11%
Adobe Systems Incorporated	4.75	02/01/2020	3,682,000	3,903,944

Materials: 0.30%

Chemicals: 0.22%
Braskem America Finance Company 144A	7.13	07/22/2041	3,525,000	3,392,813
Dow Chemical Company	5.25	11/15/2041	2,745,000	2,674,967
Dow Chemical Company	8.55	05/15/2019	1,163,000	1,463,995

				7,531,775

Paper & Forest Products: 0.08%
International Paper Company	4.75	02/15/2022	2,775,000	2,812,579

150	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Telecommunication Services: 1.11%

Diversified Telecommunication Services: 0.78%
AT&T Incorporated	5.55%	08/15/2041	$2,320,000	$2,514,998
AT&T Incorporated	6.40	05/15/2038	1,845,000	2,166,189
CenturyLink Incorporated	6.45	06/15/2021	2,935,000	2,827,969
Citizens Communications Company	9.00	08/15/2031	1,310,000	1,152,800
Frontier Communications Corporation	8.25	04/15/2017	5,395,000	5,253,381
Verizon Communications	2.00	11/01/2016	9,795,000	9,674,600
Verizon Communications	3.50	11/01/2021	3,315,000	3,295,713

				26,885,650

Wireless Telecommunication Services: 0.33%
American Tower Corporation	4.50	01/15/2018	5,775,000	5,811,562
American Tower Corporation	5.05	09/01/2020	1,589,000	1,591,101
Verizon Wireless Capital LLC	8.50	11/15/2018	3,155,000	4,193,405

				11,596,068

Utilities: 1.64%

Electric Utilities: 0.71%
Ameren Corporation	8.88	05/15/2014	4,165,000	4,706,304
Cleveland Electric Illuminating Company	8.88	11/15/2018	4,250,000	5,700,245
Great Plains Energy Incorporated	4.85	06/01/2021	865,000	896,284
LG&E & KU Energy LLC144A	4.38	10/01/2021	3,245,000	3,334,896
Onor Electric Delivery144A	4.55	12/01/2041	2,975,000	2,906,819
PPL Electric Utilities	3.00	09/15/2021	3,095,000	3,087,061
Progress Energy Incorporated	6.85	04/15/2012	3,070,000	3,136,815
Public Service Company of Colorado	4.75	08/15/2041	725,000	814,465

				24,582,889

Multi-Utilities: 0.93%
CMS Energy Corporation	2.75	05/15/2014	2,535,000	2,477,149
CMS Energy Corporation	5.05	02/15/2018	4,155,000	4,179,714
Dominion Resources Incorporated	4.90	08/01/2041	1,450,000	1,521,629
Dominion Resources Incorporated	8.88	01/15/2019	9,280,000	12,102,289
MidAmerican Energy Holdings	6.13	04/01/2036	1,275,000	1,517,255
NiSource Finance Corporation	5.80	02/01/2042	2,775,000	2,837,573
Puget Energy Incorporated 144A	6.00	09/01/2021	1,395,000	1,392,810
Puget Sound Power & Light Company	4.43	11/15/2041	2,780,000	2,753,084
Sempra Energy	2.00	03/15/2014	3,315,000	3,352,247

				32,133,750

Total Corporate Bonds and Notes (Cost $435,464,549)				436,474,134

Municipal Bonds and Notes: 1.02%

California: 0.36%
California Build America Bonds (Tax Revenue)	7.60	11/01/2040	4,120,000	4,941,734
Los Angeles CA Community College District Build America Bonds (Tax Revenue)	6.75	08/01/2049	3,650,000	4,731,386
Los Angeles CA DW&P Build America Bonds (Utilities Revenue)	6.57	07/01/2045	2,150,000	2,798,268

				12,471,388

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Allocation Funds	151

TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Illinois: 0.18%
Illinois (GO - State)	5.37%	03/01/2017	$2,120,000	$2,222,269
Illinois (GO - State)	5.67	03/01/2018	1,935,000	2,029,757
Illinois (GO - State)	5.88	03/01/2019	1,860,000	1,968,475

				6,220,501

Nevada: 0.13%
Clark County NV Airport Authority (Airport Revenue)	6.82	07/01/2045	3,610,000	4,473,079

New Jersey: 0.17%
New Jersey State Turnpike Authority (Transportation Revenue)	7.10	01/01/2041	4,425,000	5,940,253

Ohio: 0.04%
Ohio State University Series A (Education Revenue)	4.80	06/01/2111	1,360,000	1,374,185

Texas: 0.14%
North Texas Tollway Authority (Transportation Revenue)	6.72	01/01/2049	4,154,000	5,019,361

Total Municipal Bonds and Notes (Cost $30,130,885)				35,498,767

Non-Agency Mortgage Backed Securities: 7.84%
Americold LLC Trust Series 2010-ART Class A1 144A	3.85	01/14/2029	6,717,230	6,927,957
Bank of America Commercial Mortgage Incorporated Series 2002-2 Class B	5.27	07/11/2043	1,368,000	1,382,435
Bank of America Commercial Mortgage Incorporated Series 2002-PB2 Class B	6.31	06/11/2035	1,345,000	1,342,758
Bank of America Commercial Mortgage Incorporated Series 2004-6 Class A3	4.51	12/10/2042	1,743,437	1,757,822
Bank of America Commercial Mortgage Incorporated Series 2006-2 Class A4	5.92	05/10/2045	9,120,999	10,125,029
Bank of America Commercial Mortgage Incorporated Series 2006-5 Class A4	5.41	09/10/2047	3,717,832	3,947,226
Bank of America Commercial Mortgage Incorporated Series 2006-6 Class A4	5.36	10/10/2045	7,541,000	7,972,157
Bank of America Commercial Mortgage Incorporated Series 2007-1 Class A2	5.38	01/15/2049	1,516,252	1,516,470
Bear Stearns Commercial Mortgage Securities Incorporated Series 2003-T12 Class A3	4.24	08/13/2039	342,632	345,042
Bear Stearns Commercial Mortgage Securities Incorporated Series 2004-T14 Class A4	5.20	01/12/2041	8,605,000	9,139,069
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR7 Class A	4.95	02/11/2041	2,532,485	2,533,538
Citigroup Mortgage Loan Trust Incorporated Series 2007-AHL1 Class A2A±	0.30	12/25/2036	246,758	239,365
Citigroup/Deutsche Bank Commercial Mortgage Series 2005-CD1 Class AM	5.40	07/15/2044	3,869,000	4,056,832
Commercial Mortgage Pass-Through Certificate Series 2001-J2 Class B144A	6.30	07/16/2034	5,070,000	5,084,389
Commercial Mortgage Pass-Through Certificate Series 2004-B4 Class A5	4.84	10/15/2037	6,583,000	6,900,873
Commercial Mortgage Pass-Through Certificate Series 2007-C9 Class A4	6.01	12/10/2049	9,588,000	10,479,962
Commercial Mortgage Pass-Through Certificates Series 2005-LP5 Class A4	4.98	05/10/2043	3,905,000	4,245,051
Credit Suisse First Boston Mortgage Securities Corporation Series 2002-CP3 Class A3	5.60	07/15/2035	1,235,249	1,244,647
Credit Suisse First Boston Mortgage Securities Corporation Series 2003-C4 Class B	5.25	08/15/2036	2,825,000	2,936,678
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C1 Class A3	4.81	02/15/2038	3,962,246	4,044,939
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C2 Class A4	4.83	04/15/2037	5,779,000	6,057,750
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C3 Class A	4.73	07/15/2037	2,629,000	2,717,702

152	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Non-Agency Mortgage Backed Securities (continued)
Credit Suisse First Boston Mortgage Securities Corporation Series 2006-C4 Class A3	5.47%	09/15/2039	$7,471,000	$7,793,321
ESA Trust Series 2010-ESHA Class A144A	2.95	11/05/2027	14,146,849	14,178,764
First Union National Bank Commercial Mortgage Series 2001-C4 Class B	6.42	12/12/2033	438,885	439,373
GE Capital Commercial Mortgage Securities Incorporated Series 2004-C2 Class A4	4.89	03/10/2040	1,953,000	2,062,796
GMAC Commercial Mortgage Securities Incorporated Series 2001-C2 Class A2	6.70	04/15/2034	139,902	140,113
GMAC Commercial Mortgage Securities Incorporated Series 2001-C2 Class B	6.79	04/15/2034	977,000	977,185
GMAC Commercial Mortgage Securities Incorporated Series 2003-C1 Class A2	4.08	05/10/2036	2,770,000	2,837,768
GMAC Commercial Mortgage Securities Incorporated Series 2006-C1 Class AM	5.29	11/10/2045	5,228,000	5,092,004
Greenwich Capital Commercial Funding Corporation Series 2005-GG5 Class A5	5.22	04/10/2037	9,472,000	10,058,847
Greenwich Capital Commercial Funding Corporation Series 2007-GG9 Class A4	5.44	03/10/2039	1,934,000	2,040,302
GS Mortgage Securities Corporation II Series 2005-GG4 Class A4	4.76	07/10/2039	1,769,000	1,863,909
Impact Funding LLC Series 2010-1 Class A1 144A	5.31	01/25/2051	9,453,940	9,908,958
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2001-CIB3 Class A3	6.47	11/15/2035	212,162	212,021
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2001-CIBC2 Class D	6.85	04/15/2035	1,766,000	1,762,493
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2002-C2 Class B	5.21	12/12/2034	1,007,000	1,015,146
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2002-C2 Class A2	5.05	12/12/2034	2,280,584	2,341,907
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2003-C1 Class A1	4.28	01/12/2037	1,108,112	1,115,597
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2003-CB6 Class A1	4.39	07/12/2037	626,353	634,152
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2003-PM1A Class A4	5.33	08/12/2040	6,400,000	6,742,733
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2004-LN2 Class A2	5.12	07/15/2041	7,377,000	7,819,886
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP9 Class A1S	5.28	05/15/2047	88,501	88,448
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP9 Class A2	5.13	05/15/2047	1,503,707	1,546,182
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP9 Class A3	5.34	05/15/2047	13,648,000	14,171,633
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2007-LDPX Class A3	5.42	01/15/2049	2,845,000	3,002,235
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2009-IWST Class A2 144A	5.63	12/05/2027	2,001,000	2,247,487
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-A2 Class A2 144A	4.31	08/05/2032	8,309,000	8,507,893
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-C1 Class A1 144A	3.85	06/15/2043	12,407,774	12,966,683
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-CNTR Class A1 144A	3.30	08/05/2032	2,168,131	2,188,494

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Allocation Funds	153

TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Non-Agency Mortgage Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2011-C5 Class A3	4.17%	08/15/2046	$2,374,000	$2,483,634
Lehman Brothers UBS Commercial Mortgage Trust Series 2002-C2 Class A4	5.59	06/15/2031	1,120,770	1,131,801
Lehman Brothers UBS Commercial Mortgage Trust Series 2002-C4 Class A4	4.56	09/15/2026	434,817	437,847
Lehman Brothers UBS Commercial Mortgage Trust Series 2004-C7 Class A5	4.63	10/15/2029	1,233,000	1,276,921
Lehman Brothers UBS Commercial Mortgage Trust Series 2005-C2 Class A4	5.00	04/15/2030	5,349,000	5,617,873
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C1 Class A4	5.42	02/15/2040	2,922,000	3,138,342
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C1 Class AAB	5.40	02/15/2040	873,000	918,585
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C3 Class A3	6.13	07/15/2044	1,751,000	1,863,635
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C6 Class A3	5.93	07/15/2040	6,831,000	7,210,674
Merrill Lynch Mortgage Trust Series 2005-CIP1 Class A3A	4.95	07/12/2038	2,169,000	2,251,138
Morgan Stanley Capital I Series 2002-HQ Class B	6.64	04/15/2034	1,367,000	1,372,730
Morgan Stanley Capital I Series 2004-TP13 Class A 3	4.39	09/13/2045	1,078,792	1,102,872
Morgan Stanley Capital I Series 2006-HQ8 Class AM	5.65	03/12/2044	1,836,000	1,865,121
Morgan Stanley Capital I Series 2007-HE2 Class A2A±	0.30	01/25/2037	109,668	107,403
Morgan Stanley Capital I Series 2007-HQ13 Class A1	5.36	12/15/2044	1,568,233	1,574,729
Morgan Stanley Capital I Series 2011-C3 Class A2	3.22	07/15/2049	3,587,000	3,676,610
Morgan Stanley Capital I Series 2011-C3 Class A4	4.12	07/15/2049	1,797,000	1,884,491
Morgan Stanley Dean Witter Capital I Series 2001-TOP3 Class A4	6.39	07/15/2033	259,620	259,412
Morgan Stanley Dean Witter Capital I Series 2003-HQ2 Class B	5.04	03/12/2035	1,456,000	1,490,376
Morgan Stanley Mortgage Loan Trust Series 2007-6XS Class 2A1S±	0.37	02/25/2047	246,327	196,608
Nomura Asset Securities Corporation Series 1998-D6 Class A2	7.32	03/15/2030	5,409,589	5,691,023
Sequoia Mortgage Trust Series 2010-H1 Class A1±	3.75	02/25/2040	1,040,775	1,033,589
Sequoia Mortgage Trust Series 2011-1 Class A1	4.13	02/25/2041	1,516,841	1,508,716
Structured Asset Securities Corporation Series 1982 Class B	4.47	03/01/2020	143,306	131,190
Structured Asset Securities Corporation Series 1998-2 Class A±	0.78	02/25/2028	96,988	85,528
US Bank NA Series 2007-1 Class A	5.92	05/25/2012	2,762,609	2,832,752
Wachovia Bank Commercial Mortgage Trust Series 2003-C7 Class A1 144A	4.24	10/15/2035	224,766	225,831
Wachovia Bank Commercial Mortgage Trust Series 2003-C8 Class A3	4.45	11/15/2035	1,414,498	1,418,895

Total Non-Agency Mortgage Backed Securities (Cost $269,882,077)				271,542,347

U.S. Treasury Securities: 20.83%
U.S. Treasury Bond	0.88	11/30/2016	74,436,000	74,104,536
U.S. Treasury Bond	1.75	10/31/2018	7,399,000	7,512,293
U.S. Treasury Bond	4.25	11/15/2040	18,979,000	23,433,144
U.S. Treasury Bond	4.75	02/15/2041	8,050,000	10,749,262
U.S. Treasury Bond	3.13	11/15/2041	17,363,000	17,569,186
U.S. Treasury Bond##	4.50	02/15/2036	22,507,000	28,622,580
U.S. Treasury Bond##	4.38	05/15/2041	26,689,000	33,665,665
U.S. Treasury Bond##	3.75	08/15/2041	22,479,000	25,569,863
U.S. Treasury Note	0.25	10/31/2013	26,210,000	26,207,956
U.S. Treasury Note	0.25	11/30/2013	10,528,000	10,527,213
U.S. Treasury Note	0.50	10/15/2014	5,300,000	5,316,149

154	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	0.38%	11/15/2014	$4,075,000	$4,072,453
U.S. Treasury Note	1.00	09/30/2016	24,559,000	24,651,096
U.S. Treasury Note	1.38	09/30/2018	3,461,000	3,432,070
U.S. Treasury Note##	1.50	06/30/2016	44,440,000	45,721,116
U.S. Treasury Note##	1.00	08/31/2016	116,828,000	117,375,690
U.S. Treasury Note##	2.13	08/15/2021	56,356,000	56,690,642
U.S. Treasury Note«	1.00	10/31/2016	135,653,000	136,034,456
U.S. Treasury Note«	2.00	11/15/2021	70,978,000	70,467,810

Total U.S. Treasury Securities (Cost $709,323,255)				721,723,180

Yankee Corporate Bonds and Notes: 5.37%

Consumer Discretionary: 0.09%

Media: 0.09%
Thomson Reuters Corporation	5.95	07/15/2013	2,855,000	3,058,427

Consumer Staples: 0.43%

Beverages: 0.36%
Pernod-Ricard SA 144A	4.45	01/15/2022	6,935,000	6,946,332
Pernod-Ricard SA 144A	5.75	04/07/2021	5,131,000	5,615,310

				12,561,642

Food & Staples Retailing: 0.07%
Cencosud SA 144A	5.50	01/20/2021	2,180,000	2,214,230

Energy: 0.97%

Oil, Gas & Consumable Fuels: 0.97%
BG Energy Capital plc 144A	4.00	10/15/2021	5,475,000	5,510,303
BP Capital Markets plc	2.25	11/01/2016	7,355,000	7,328,478
Husky Energy Incorporated	7.25	12/15/2019	3,074,000	3,693,343
International Petroleum Investment Company GMTN Limited 144A«	5.50	03/01/2022	4,420,000	4,320,550
Petroleos Mexicanos144A	6.50	06/02/2041	1,685,000	1,819,800
Talisman Energy Incorporated	7.75	06/01/2019	3,816,000	4,634,959
Transocean Incorporated	5.05	12/15/2016	2,980,000	2,977,199
Transocean Incorporated	6.38	12/15/2021	2,385,000	2,383,712
Transocean Incorporated	7.35	12/15/2041	1,000,000	999,960

				33,668,304

Financials: 2.64%

Commercial Banks: 1.99%
Bank of Montreal 144A	1.30	10/31/2014	11,025,000	10,998,077
Bank of Nova Scotia 144A	2.15	08/03/2016	5,695,000	5,708,520
HSBC Holdings plc	5.10	04/05/2021	3,090,000	3,189,393
HSBC Holdings plc	6.10	01/14/2042	1,980,000	2,080,281
HSBC Holdings plc	6.80	06/01/2038	2,846,000	2,807,132
Inter-American Development Bank Series EMTN	3.88	10/28/2041	5,525,000	5,740,619
Itau Unibanco Holding SA 144A	6.20	04/15/2020	1,030,000	1,050,072
Korea Development Bank	3.25	03/09/2016	4,032,000	3,935,123
Korea Development Bank	3.88	05/04/2017	5,530,000	5,400,167
Lloyds TSB Bank plc	4.88	01/21/2016	3,645,000	3,560,870

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Allocation Funds	155

TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Commercial Banks (continued)
Nordea Bank AB 144A	4.88%	05/13/2021	$3,115,000	$2,632,502
Rabobank Nederland NV	5.25	05/24/2041	4,817,000	4,821,937
Standard Chartered plc 144A	3.20	05/12/2016	7,626,000	7,469,789
Swedish Export Credit Corporation	3.25	09/16/2014	9,125,000	9,457,935

				68,852,417

Diversified Financial Services: 0.19%
Caisse Centrale Desjardins du Quebec 144A	2.55	03/24/2016	3,395,000	3,498,867
Credit Suisse New York	6.00	02/15/2018	3,325,000	3,219,598

				6,718,465

Thrifts & Mortgage Finance: 0.46%
Achmea Hypotheekbank NV 144A	3.20	11/03/2014	15,115,000	15,863,555

Materials: 0.35%

Metals & Mining: 0.35%
Codelco Incorporated 144A	3.88	11/03/2021	4,125,000	4,099,714
Teck Resources Limited	6.25	07/15/2041	2,110,000	2,293,099
Xstrata Canada Financial Corporation 144A	4.95	11/15/2021	3,940,000	3,840,220
Xstrata Canada Financial Corporation 144A	6.00	11/15/2041	2,015,000	1,935,718

				12,168,751

Telecommunication Services: 0.47%

Diversified Telecommunication Services: 0.30%
Hutchison Whampoa International Limited 144A	5.75	09/11/2019	5,060,000	5,546,732
Telemar Norte Leste SAU 144A	5.50	10/23/2020	5,157,000	5,053,860

				10,600,592

Wireless Telecommunication Services: 0.17%
America Movil SAB SA	2.38	09/08/2016	2,935,000	2,864,865
Telefonica Moviles Chile 144A	2.88	11/09/2015	3,003,000	2,940,466

				5,805,331

Utilities: 0.42%

Electric Utilities: 0.36%
Hydro Quebec	2.00	06/30/2016	8,020,000	8,144,438
PPL WEM Holdings plc 144A	3.90	05/01/2016	4,460,000	4,538,344

				12,682,782

Multi-Utilities: 0.06%
National Grid plc	6.30	08/01/2016	1,784,000	2,045,793

Total Yankee Corporate Bonds and Notes (Cost $185,910,989)				186,240,289

Yankee Government Bonds: 1.01%
Province of Quebec	2.75	08/25/2021	5,580,000	5,528,089
Republic of Chile	3.25	09/14/2021	4,670,000	4,681,675
Republic of Poland	5.00	03/23/2022	6,575,000	6,377,750
State of Qatar 144A	3.13	01/20/2017	11,800,000	11,755,750

156	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Yankee Government Bonds (continued)
State of Qatar 144A	5.75%	01/20/2042	$3,185,000	$3,185,000
United Mexican States	5.75	10/12/2110	3,298,000	3,372,205

Total Yankee Government Bonds (Cost $34,849,511)				34,900,469

Other: 0.18%
Gryphon Funding Limited, Pass-Through Entity(a)(i)(v)			3,729,992	1,339,067
VFNC Corporation, Pass-Through Entity, 0.26%(a)±144A(i)(v)			10,058,509	4,928,669

Total Other (Cost $2,534,621)				6,267,736

	Yield		Shares
Short-Term Investments: 10.19%

Investment Companies: 10.19%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class##(l)(u)	0.05		287,190,921	287,190,921
Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)(r)	0.17		66,033,879	66,033,879

Total Short-Term Investments (Cost $353,224,800)				353,224,800

Total Investments in Securities
(Cost $4,237,195,858)*	123.64%	4,284,755,671
Other Assets and Liabilities, Net	(23.64)	(819,204,537)

Total Net Assets	100.00%	$3,465,551,134

	Interest Rate		Principal

Schedule of TBA Sale Commitments: (7.61%)
FNMA%%	3.00	07/25/2026	$(93,000,000)	(94,852,653)
FNMA%%	3.50	01/25/2041	(37,000,000)	(38,007,750)
FNMA%%	4.00	03/25/2040	(16,800,000)	(17,453,626)
FNMA%%	5.00	11/25/2036	(53,000,000)	(56,875,625)
FNMA%%	5.00	12/25/2036	(52,800,000)	(56,545,500)

Total Schedule of TBA Sale Commitments (Proceeds Received $(263,578,609))				$(263,735,154)

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

%%	Security issued on a when-issued (TBA) basis.

±	Variable rate investment.

##	All or a portion of this security has been segregated for when-issued securities or unfunded loans.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

«	All or a portion of this security is on loan.

(i)	Illiquid security.

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $4,245,882,520 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$52,788,371
Gross unrealized depreciation	(13,915,220)

Net unrealized appreciation	$38,873,151

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

158	Wells Fargo Advantage Allocation Funds	Statements of Assets and Liabilities—November 30, 2011 (Unaudited)

	C&B Large Cap Value Portfolio	Diversified Large Cap Growth Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value	$350,400,913	$168,143,857
In affiliated securities, at value	57,247,865	20,876,099

Total investments, at value (see cost below)	407,648,778	189,019,956
Segregated cash	0	0
Foreign currency, at value (see cost below)	0	0
Receivable for investments sold	0	969,975
Receivable for dividends and interest	1,270,808	217,124
Receivable for daily variation margin on open futures contracts	0	0
Receivable for securities lending income	6,878	2,618
Unrealized gains on forward foreign currency contracts	0	0
Prepaid expenses and other assets	1,191	0

Total assets	408,927,655	190,209,673

Liabilities
Payable for investments purchased	187,656	598,511
Unrealized losses on forward foreign currency exchange contracts	0	0
Payable upon receipt of securities loaned	53,432,475	18,585,957
Advisory fee payable	177,244	17,394
Custodian and accounting fees payable	0	0
Accrued expenses and other liabilities	10,481	13,593

Total liabilities	53,807,856	19,215,455

Total net assets	$355,119,799	$170,994,218

Total investments, at cost	$375,006,242	$174,896,953

Securities on loan, at value	$52,245,390	$18,173,304

Foreign currency, at cost	$0	$0

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities—November 30, 2011 (Unaudited)	Wells Fargo Advantage Allocation Funds	159

Emerging Growth Portfolio	Equity Value Portfolio	Index Portfolio	International Equity Portfolio	International Growth Portfolio	International Index Portfolio

$980,543,087	$1,017,695,918	$2,277,783,414	$23,173,040	$106,766,458	$24,897,461
303,350,869	94,982,028	237,956,117	3,205,110	6,455,183	536,193

1,283,893,956	1,112,677,946	2,515,739,531	26,378,150	113,221,641	25,433,654
0	0	0	0	0	147,707
0	0	0	8,399	37,500	124,880
7,662,230	15,477,350	40,307	0	940,544	197,165
141,931	2,869,081	6,259,880	86,871	303,890	116,725
0	0	2,441,445	0	0	25,857
70,728	6,357	27,507	1,132	7,288	917
0	0	0	6,878	0	0
7,949	36,491	17,378	0	0	17,458

1,291,776,794	1,131,067,225	2,524,526,048	26,481,430	114,510,863	26,064,363

1,738,348	13,665,556	2,711,268	94,976	1,480,765	255,313
0	0	0	38,116	0	0
287,025,216	86,041,625	164,045,692	974,654	1,658,460	141,007
635,016	536,710	129,654	15,378	73,940	5,927
23,668	5,103	19,545	23,595	586,425	427,376
40,699	266,784	20,085	5,161	17,695	0

289,462,947	100,515,778	166,926,244	1,151,880	3,817,285	829,623

$1,002,313,847	$1,030,551,447	$2,357,599,804	$25,329,550	$110,693,578	$25,234,740

$1,229,530,474	$1,066,270,208	$2,247,718,769	$26,709,144	$110,828,335	$25,790,286

$280,006,334	$83,968,915	$160,098,810	$943,160	$1,601,639	$133,557

$0	$0	$0	$8,362	$37,254	$132,617

160	Wells Fargo Advantage Allocation Funds	Statements of Assets and Liabilities—November 30, 2011 (Unaudited)

	International Value Portfolio	Large Company Value Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value	$286,302,977	$55,662,448
In affiliated securities, at value	14,526,568	10,666,172

Total investments, at value (see cost below)	300,829,545	66,328,620
Foreign currency, at value (see cost below)	8,782,418	0
Receivable for investments sold	626	0
Receivable for dividends and interest	1,246,544	176,504
Receivable for securities lending income	22,089	1,376
Prepaid expenses and other assets	25,069	14,560

Total assets	310,906,291	66,521,060

Liabilities
Payable for investments purchased	83,174	0
Payable upon receipt of securities loaned	9,825,883	9,345,000
Advisory fee payable	205,695	15,884
Custodian and accounting fees payable	640,120	0
Professional fees payable	13,870	35,432

Total liabilities	10,768,742	9,396,316

Total net assets	$300,137,549	$57,124,744

Total investments, at cost	$371,520,093	$63,251,141

Securities on loan, at value	$9,293,352	$9,122,238

Foreign currency, at cost	$8,923,308	$0

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities—November 30, 2011 (Unaudited)	Wells Fargo Advantage Allocation Funds	161

Small Cap Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio

$44,777,388	$230,131,710	$196,538,588
2,424,833	63,161,879	63,170,358

47,202,221	293,293,589	259,708,946
0	0	0
67,648	30,839,908	1,036,232
15,855	110,455	203,851
0	79,818	9,267
8,789	22,214	10,544

47,294,513	324,345,984	260,968,840

46,259	1,840,479	170,986
0	52,827,401	60,465,651
29,872	161,108	121,774
0	0	7,872
23,402	33,390	18,303

99,533	54,862,378	60,784,586

$47,194,980	$269,483,606	$200,184,254

$42,892,298	$272,601,664	$254,427,810

$0	$51,374,026	$58,753,820

$0	$0	$0

162	Wells Fargo Advantage Allocation Funds	Statements of Assets and Liabilities—November 30, 2011 (Unaudited)

	Inflation-Protected Bond Portfolio	Managed Fixed Income Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value	$83,709,206	$139,915,247
In affiliated securities, at value	2,581,041	4,159,824

Total investments, at value (see cost below)	86,290,247	144,075,071
Segregated cash	0	0
Receivable for investments sold	0	27,664,000
Principal paydown receivable	0	0
Receivable for interest	421,637	1,224,571
Receivable for daily variation margin on open futures contracts	0	0
Receivable for securities lending income	8	0
Premiums paid on credit default swap transactions	0	0
Unrealized gains on credit default swap transactions	0	0
Prepaid expenses and other assets	295	1,628

Total assets	86,712,187	172,965,270

Liabilities
Payable for investments purchased	0	30,878,102
Unrealized losses on credit default swap transactions	0	0
Premiums received on credit default swap transactions	0	0
Payable upon receipt of securities loaned	1,941,287	596,250
TBA sale commitments, at value (see proceeds received below)	0	0
Advisory fee payable	23,839	38,411
Accrued expenses and other liabilities	8,219	30,307

Total liabilities	1,973,345	31,543,070

Total net assets	$84,738,842	$141,422,200

Total investments, at cost	$76,612,678	$147,082,100

Securities on loan, at value	$1,900,610	$583,567

Proceeds received on TBA sale commitments	$0	$0

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities—November 30, 2011 (Unaudited)	Wells Fargo Advantage Allocation Funds	163

Stable Income Portfolio	Total Return Bond Portfolio

$36,017,973	$3,931,530,871
1,786,033	353,224,800

37,804,006	4,284,755,671
13,500	0
0	1,887,687,841
0	706,265
133,360	16,597,253
1,406	0
48	3,710
0	550,275
0	34,488
595	96,765

37,952,915	6,190,432,268

0	2,390,926,867
0	123,638
0	459,693
836,628	68,568,500
0	263,735,154
6,442	943,183
23,215	124,099

866,285	2,724,881,134

$37,086,630	$3,465,551,134

$38,284,411	$4,237,195,858

$819,804	$67,204,911

$0	$263,578,609

164	Wells Fargo Advantage Allocation Funds	Statements of Operations—Six Months Ended November 30, 2011 (Unaudited)

	C&B Large Cap Value Portfolio	Diversified Large Cap Growth Portfolio

Investment income
Dividends*	$4,978,447	$771,505
Interest	0	0
Income from affiliated securities	3,239	1,539
Securities lending income, net	48,616	31,740

Total investment income	5,030,302	804,784

Expenses
Advisory fee	1,194,402	578,015
Custody and accounting fees	12,101	16,335
Professional fees	18,628	15,950
Shareholder report expenses	2,256	3,450
Trustees’ fees and expenses	5,303	5,303
Other fees and expenses	3,155	1,505

Total expenses	1,235,845	620,558
Less: Fee waivers and/or expense reimbursements	0	(67,353)

Net expenses	1,235,845	553,205

Net investment income (loss)	3,794,457	251,579

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	7,138,425	(4,304,720)
Affiliated securities	0	0
Futures transactions	0	0
Forward foreign currency contract transactions	0	0

Net realized gains (losses) on investments	7,138,425	(4,304,720)

Net change in unrealized gains (losses) on:
Unaffiliated securities	(43,463,450)	(6,870,572)
Affiliated securities	0	0
Futures transactions	0	0
Forward foreign currency contract transactions	0	0

Net change in unrealized gains (losses) on investments	(43,463,450)	(6,870,572)

Net realized and unrealized gains (losses) on investments	(36,325,025)	(11,175,292)

Net increase (decrease) in net assets resulting from operations	$(32,530,568)	$(10,923,713)

* Net of foreign dividend withholding taxes of	$0	$604

The accompanying notes are an integral part of these financial statements.

Statements of Operations—Six Months Ended November 30, 2011 (Unaudited)	Wells Fargo Advantage Allocation Funds	165

Emerging Growth Portfolio	Equity Value Portfolio	Index Portfolio	International Equity Portfolio	International Growth Portfolio	International Index Portfolio

$242,637	$8,032,898	$25,379,763	$286,671	$960,211	$342,814
0	0	532	0	0	0
5,432	5,470	280,690	927	2,994	149
340,990	43,878	217,153	11,751	26,456	6,918

589,059	8,082,246	25,878,138	299,349	989,661	349,881

2,097,321	2,262,859	1,004,807	111,411	482,268	45,869
25,932	24,559	85,990	18,491	35,530	17,593
15,092	6,213	28,374	4,500	17,031	17,031
2,820	2,006	6,017	501	550	275
6,001	5,303	5,303	5,303	7,557	7,557
1,270	1,905	12,569	13,061	6,209	11,075

2,148,436	2,302,845	1,143,060	153,267	549,145	99,400
0	0	0	0	(39,922)	(48,003)

2,148,436	2,302,845	1,143,060	153,267	509,223	51,397

(1,559,377)	5,779,401	24,735,078	146,082	480,438	298,484

610,220	(10,757,679)	21,285,532	(580,102)	1,432,464	(125,932)
0	0	(5,550)	0	0	0
0	0	(5,770,275)	0	0	(90,482)
0	0	0	46,578	0	0

610,220	(10,757,679)	15,509,707	(533,524)	1,432,464	(216,414)

109,517,090	(22,728,354)	(201,170,982)	(4,373,299)	(16,940,882)	(4,786,749)
0	0	(2,687,183)	0	0	0
0	0	4,471,582	0	0	1,232
0	0	0	(55,956)	0	0

109,517,090	(22,728,354)	(199,386,583)	(4,429,255)	(16,940,882)	(4,785,517)

110,127,310	(33,486,033)	(183,876,876)	(4,962,779)	(15,508,418)	(5,001,931)

$108,567,933	$(27,706,632)	$(159,141,798)	$(4,816,697)	$(15,027,980)	$(4,703,447)

$6,982	$341	$2,337	$34,832	$111,049	$27,443

166	Wells Fargo Advantage Allocation Funds	Statements of Operations—Six Months Ended November 30, 2011 (Unaudited)

	International Value Portfolio	Large Company Value Portfolio

Investment income
Dividends*	$4,439,490	$775,375
Interest	4,759	27
Income from affiliated securities	2,335	455
Securities lending income, net	218,805	8,523

Total investment income	4,665,389	784,380

Expenses
Advisory fee	1,325,631	191,865
Custody and accounting fees	50,801	12,648
Professional fees	17,031	13,064
Shareholder report expenses	2,750	1,254
Trustees’ fees and expenses	7,557	5,303
Other fees and expenses	13,948	1,354

Total expenses	1,417,718	225,488
Less: Fee waivers and/or expense reimbursements	(92,087)	(8,057)

Net expenses	1,325,631	217,431

Net investment income (loss)	3,339,758	566,949

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	1,745,196	532,449
Futures transactions	0	(155,676)

Net realized gains (losses) on investments	1,745,196	376,773

Net change in unrealized gains (losses) on:
Unaffiliated securities	(63,335,529)	(7,575,098)
Future transactions	0	(29,544)

Net change in unrealized gains (losses) on investments	(63,335,529)	(7,604,642)

Net realized and unrealized gains (losses) on investments	(61,590,333)	(7,227,869)

Net decrease in net assets resulting from operations	$(58,250,575)	$(6,660,920)

* Net of foreign dividend withholding taxes of	$343,831	$597

The accompanying notes are an integral part of these financial statements.

Statements of Operations—Six Months Ended November 30, 2011 (Unaudited)	Wells Fargo Advantage Allocation Funds	167

Small Cap Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio

$499,670	$620,573	$1,500,188
0	0	0
1,057	4,115	2,402
0	261,709	88,386

500,727	886,397	1,590,976

191,807	1,120,973	811,786
11,213	12,847	14,745
12,455	13,950	13,950
1,003	1,504	1,254
6,001	5,303	6,001
2,828	1,606	1,204

225,307	1,156,183	848,940
(6,448)	0	0

218,859	1,156,183	848,940

281,868	(269,786)	742,036

(928,471)	16,356,275	8,317,350
0	0	0

(928,471)	16,356,275	8,317,350

(3,418,235)	(64,478,727)	(37,448,905)
0	0	0

(3,418,235)	(64,478,727)	(37,448,905)

(4,346,706)	(48,122,452)	(29,131,555)

$(4,064,838)	$(48,392,238)	$(28,389,519)

$1,493	$4,770	$0

168	Wells Fargo Advantage Allocation Funds	Statements of Operations—Six Months Ended November 30, 2011 (Unaudited)

	Inflation-Protected Bond Portfolio	Managed Fixed Income Portfolio

Investment income
Interest	$1,891,356	$3,245,107
Income from affiliated securities	28	2,185
Securities lending income, net	1,955	0

Total investment income	1,893,339	3,247,292

Expenses
Advisory fee	187,579	298,662
Custody and accounting fees	5,210	9,701
Professional fees	16,072	25,636
Shareholder report expenses	1,573	1,512
Trustees’ fees and expenses	5,464	5,303
Other fees and expenses	5,600	4,153

Total expenses	221,498	344,967
Less: Fee waivers and/or expense reimbursements	(15,818)	(54,667)

Net expenses	205,680	290,300

Net investment income	1,687,659	2,956,992

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	4,160,674	1,801,318
Credit default swap transactions	0	0
Futures transactions	(57,032)	0
TBA sale commitments	0	0

Net realized gain (losses) on investments	4,103,642	1,801,318

Net change in unrealized gains (losses) on:
Unaffiliated securities	1,962,781	(1,929,730)
Credit default swap transactions	0	0
Futures transactions	15,780	0
TBA sale commitments	0	0

Net change in unrealized gains (losses) on investments	1,978,561	(1,929,730)

Net realized and unrealized gains (losses) on investments	6,082,203	(128,412)

Net increase in net assets resulting from operations	$7,769,862	$2,828,580

The accompanying notes are an integral part of these financial statements.

Statements of Operations—Six Months Ended November 30, 2011 (Unaudited)	Wells Fargo Advantage Allocation Funds	169

Stable Income Portfolio	Total Return Bond Portfolio

$421,542	$49,059,169
2,053	128,021
771	56,761

424,366	49,243,951

75,767	5,985,276
6,111	177,431
18,851	52,280
2,600	2,507
5,303	5,303
3,597	28,005

112,229	6,250,802
(35,420)	(424,237)

76,809	5,826,565

347,557	43,417,386

6,263	94,054,281
0	(252,806)
(58,498)	0
0	(553,669)

(52,235)	93,247,806

(144,858)	(17,465,480)
0	(25,945)
10,654	0
0	1,092,801

(134,204)	(16,398,624)

(186,439)	76,849,182

$161,118	$120,266,568

170	Wells Fargo Advantage Allocation Funds	Statements of Changes in Net Assets

	C&B Large Cap Value Portfolio			Diversified Large Cap Growth Portfolio
	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011[1]	Year Ended September 30, 2010	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011[1]	Year Ended September 30, 2010

Operations
Net investment income (loss)	$3,794,457	$3,526,892	$7,791,963	$251,579	$442,876	$3,538,982
Net realized gains (losses) on investments	7,138,425	15,568,309	(54,309,479)	(4,304,720)	33,049,524	42,584,508
Net change in unrealized gains (losses) on investments	(43,463,450)	49,820,814	82,445,650	(6,870,572)	(488,219)	(43,061,314)

Net increase (decrease) in net assets resulting from operations	(32,530,568)	68,916,015	35,928,134	(10,923,713)	33,004,181	3,062,176

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	8,996,205	13,870,060	48,638,019	4,777,271	61,860,010 [2]	44,712,558
Withdrawals	(44,846,745)	(64,639,578)	(315,082,983)	(24,116,453)	(28,971,534)	(897,265,962)

Net increase (decrease) in net assets resulting from capital share transactions	(35,850,540)	(50,769,518)	(266,444,964)	(19,339,182)	32,888,476	(852,553,404)

Total increase (decrease) in net assets	(68,381,108)	18,146,497	(230,516,830)	(30,262,895)	65,892,657	(849,491,228)

Net assets
Beginning of period	423,500,907	405,354,410	635,871,240	201,257,113	135,364,456	984,855,684

End of period	$355,119,799	$423,500,907	$405,354,410	$170,994,218	$201,257,113	$135,364,456

1.	For the eight months ended May 31, 2011. The Portfolio changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

2.	Amount includes $58,317,244 related to acquisitions during the period. See Notes to Financial Statements for a discussion of the acquisitions.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Allocation Funds	171

Emerging Growth Portfolio			Equity Value Portfolio
Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011[1]	Year Ended September 30, 2010	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011[1]	Year Ended September 30, 2010

$(1,559,377)	$(240,989)	$(249,199)	$5,779,401	$2,139,043	$4,167,415
610,220	5,343,217	14,580,826	(10,757,679)	59,910,151	44,332,711
109,517,090	7,276,726	(8,153,079)	(22,728,354)	14,203,004	(6,108,053)

108,567,933	12,378,954	6,178,548	(27,706,632)	76,252,198	42,392,073

1,071,742,456	54,084,624	4,351,133	678,326,112	22,184,989	86,681,017
(262,549,683)	(8,889,440)	(72,176,151)	(41,682,703)	(91,919,795)	(227,091,516)

809,192,773	45,195,184	(67,825,018)	636,643,409	(69,734,806)	(140,410,499)

917,760,706	57,574,138	(61,646,470)	608,936,777	6,517,392	(98,018,426)

84,553,141	26,979,003	88,625,473	421,614,670	415,097,278	513,115,704

$1,002,313,847	$84,553,141	$26,979,003	$1,030,551,447	$421,614,670	$415,097,278

172	Wells Fargo Advantage Allocation Funds	Statements of Changes in Net Assets

	Index Portfolio
	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011[1]	Year Ended September 30, 2010

Operations
Net investment income	$24,735,078	$31,160,171	$40,858,898
Net realized gains (losses) on investments	15,509,707	48,900,679	106,935,226
Net change in unrealized gains (losses) on investments	(199,386,583)	340,744,319	222,232,396

Net increase (decrease) in net assets resulting from operations	(159,141,798)	420,805,169	370,026,520

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	104,001,895	119,293,747	431,513,946
Withdrawals	(118,818,262)	(228,236,678)	(548,429,110)

Net increase (decrease) in net assets resulting from capital share transactions	(14,816,367)	(108,942,931)	(116,915,164)

Total increase (decrease) in net assets	(173,958,165)	311,862,238	253,111,356

Net assets
Beginning of period	2,531,557,969	2,219,695,731	1,966,584,375

End of period	$2,357,599,804	$2,531,557,969	$2,219,695,731

1.	For the eight months ended May 31, 2011. The Portfolio changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Allocation Funds	173

International Equity Portfolio			International Growth Portfolio
Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011[1]	Year Ended September 30, 2010	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011[1]	Year Ended September 30, 2010

$146,082	$262,435	$312,324	$480,438	$1,290,842	$1,280,938
(533,524)	2,340,475	9,000,290	1,432,464	7,636,602	9,606,785
(4,429,255)	1,470,472	(8,318,791)	(16,940,882)	7,406,466	(7,813,621)

(4,816,697)	4,073,382	993,823	(15,027,980)	16,333,910	3,074,102

2,079,594	1,379,902	10,746,475	12,300,350	16,047,542	44,525,988
(1,906,904)	(4,567,405)	(55,194,605)	(14,724,115)	(34,218,536)	(73,245,020)

172,690	(3,187,503)	(44,448,130)	(2,423,765)	(18,170,994)	(28,719,032)

(4,644,007)	885,879	(43,454,307)	(17,451,745)	(1,837,084)	(25,644,930)

29,973,557	29,087,678	72,541,985	128,145,323	129,982,407	155,627,337

$25,329,550	$29,973,557	$29,087,678	$110,693,578	$128,145,323	$129,982,407

174	Wells Fargo Advantage Allocation Funds	Statements of Changes in Net Assets

	International Index Portfolio
	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011[1]	Year Ended September 30, 2010

Operations
Net investment income	$298,484	$602,278	$1,114,490
Net realized gains (losses) on investments	(216,414)	106,689	(801,132)
Net change in unrealized gains (losses) on investments	(4,785,517)	3,099,986	(991,719)

Net increase (decrease) in net assets resulting from operations	(4,703,447)	3,808,953	(678,361)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	2,118,790	1,716,859	11,233,320
Withdrawals	(2,182,156)	(4,449,501)	(54,306,160)

Net increase (decrease) in net assets resulting from capital share transactions	(63,366)	(2,732,642)	(43,072,840)

Total increase (decrease) in net assets	(4,766,813)	1,076,311	(43,751,201)

Net assets
Beginning of period	30,001,553	28,925,242	72,676,443

End of period	$25,234,740	$30,001,553	$28,925,242

1.	For the eight months ended May 31, 2011. The Portfolio changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Allocation Funds	175

International Value Portfolio			Large Company Value Portfolio
Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011¹	Year Ended September 30, 2010	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011¹	Year Ended September 30, 2010

$3,339,758	$6,878,514	$7,152,453	$566,949	$692,029	$3,322,328
1,745,196	7,199,580	(14,924,156)	376,773	4,424,055	(5,588,885)
(63,335,529)	28,009,577	10,068,193	(7,604,642)	7,577,198	5,925,992

(58,250,575)	42,087,671	2,296,490	(6,660,920)	12,693,282	3,659,435

13,478,683	19,826,166	39,614,812	1,312,400	1,115,573	20,692,280
(7,055,230)	(7,742,732)	(59,159,900)	(4,362,832)	(10,958,496)	(223,668,350)

6,423,453	12,083,434	(19,545,088)	(3,050,432)	(9,842,923)	(202,976,070)

(51,827,122)	54,171,105	(17,248,598)	(9,711,352)	2,850,359	(199,316,635)

351,964,671	297,793,566	315,042,164	66,836,096	63,985,737	263,302,372

$300,137,549	$351,964,671	$297,793,566	$57,124,744	$66,836,096	$63,985,737

176	Wells Fargo Advantage Allocation Funds	Statements of Changes in Net Assets

	Small Cap Value Portfolio
	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011[1]	Year Ended September 30, 2010

Operations
Net investment income (loss)	$281,868	$187,125	$579,980
Net realized gains (losses) on investments	(928,471)	8,346,315	(12,558,165)
Net change in unrealized gains (losses) on investments	(3,418,235)	(460,314)	17,092,947

Net increase (decrease) in net assets resulting from operations	(4,064,838)	8,073,126	5,114,762

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	2,581,835	4,558,725	10,637,680
Withdrawals	(6,636,241)	(16,326,782)	(175,872,745)

Net increase (decrease) in net assets resulting from capital share transactions	(4,054,406)	(11,768,057)	(165,235,065)

Total increase (decrease) in net assets	(8,119,244)	(3,694,931)	(160,120,303)

Net assets
Beginning of period	55,314,224	59,009,155	219,129,458

End of period	$47,194,980	$55,314,224	$59,009,155

1.	For the eight months ended May 31, 2011. The Portfolio changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Allocation Funds	177

Small Company Growth Portfolio			Small Company Value Portfolio
Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011[1]	Year Ended September 30, 2010	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011[1]	Year Ended September 30, 2010

$(269,786)	$(919,427)	$(1,593,006)	$742,036	$2,097,315	$516,369
16,356,275	73,545,208	58,656,563	8,317,350	32,199,624	33,420,687
(64,478,727)	35,382,796	(11,673,458)	(37,448,905)	7,313,504	(12,991,739)

(48,392,238)	108,008,577	45,390,099	(28,389,519)	41,610,443	20,945,317

7,864,923	29,588,632	46,698,694	16,197,191	65,987,106	28,466,433
(24,728,965)	(106,224,216)	(180,510,140)	(24,380,259)	(31,403,251)	(128,081,070)

(16,864,042)	(76,635,584)	(133,811,446)	(8,183,068)	34,583,855	(99,614,637)

(65,256,280)	31,372,993	(88,421,347)	(36,572,587)	76,194,298	(78,669,320)

334,739,886	303,366,893	391,788,240	236,756,841	160,562,543	239,231,863

$269,483,606	$334,739,886	$303,366,893	$200,184,254	$236,756,841	$160,562,543

178	Wells Fargo Advantage Allocation Funds	Statements of Changes in Net Assets

	Inflation-Protected Bond Portfolio		Managed Fixed Income Portfolio
	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011

Operations
Net investment income	$1,687,659	$3,533,444	$2,956,992	$9,025,803
Net realized gains (losses) on investments	4,103,642	4,201,441	1,801,318	5,581,644
Net change in unrealized gains (losses) on investments	1,978,561	1,401,307	(1,929,730)	10,202,819

Net increase in net assets resulting from operations	7,769,862	9,136,192	2,828,580	24,810,266

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	14,560,272	27,645,889	32,579,966	101,289,295
Withdrawals	(42,472,321)	(69,607,205)	(54,336,192)	(413,896,797)

Net increase (decrease) in net assets resulting from capital share transactions	(27,912,049)	(41,961,316)	(21,756,226)	(312,607,502)

Total increase (decrease) in net assets	(20,142,187)	(32,825,124)	(18,927,646)	(287,797,236)

Net assets
Beginning of period	104,881,029	137,706,153	160,349,846	448,147,082

End of period	$84,738,842	$104,881,029	$141,422,200	$160,349,846

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Allocation Funds	179

Stable Income Portfolio		Total Return Bond Portfolio
Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011

$347,557	$1,313,674	$43,417,386	$91,111,710
(52,235)	(17,369,071)	93,247,806	113,940,270
(134,204)	17,005,642	(16,398,624)	1,830,827

161,118	950,245	120,266,568	206,882,807

3,577,959	12,152,717	306,061,195	535,940,278
(6,177,719)	(220,746,414)	(255,810,576)	(68,694,724)

(2,599,760)	(208,593,697)	50,250,619	467,245,554

(2,438,642)	(207,643,452)	170,517,187	674,128,361

39,525,272	247,168,724	3,295,033,947	2,620,905,586

$37,086,630	$39,525,272	$3,465,551,134	$3,295,033,947

180	Wells Fargo Advantage Allocation Funds	Financial Highlights

	Ratio to Average Net Assets (Annualized)			Total Return[1]	Portfolio Turnover Rate
	Net Investment Income (Loss)	Gross Expenses	Net Expenses

C&B Large Cap Value Portfolio
June 1, 2011 to November 30, 2011 (Unaudited)	2.06%	0.67%	0.67%	(7.93)%	14%
October 1, 2010 to May 31, 2011[2]	1.27%	0.67%	0.67%	18.08%	17%
October 1, 2009 to September 30, 2010	1.40%	0.70%	0.68%	7.49%	13%
October 1, 2008 to September 30, 2009	2.19%	0.73%	0.64%	(5.53)%	28%
October 1, 2007 to September 30, 2008	1.71%	0.73%	0.68%	(20.18)%	21%
October 1, 2006 to September 30, 2007	1.48%	0.74%	0.68%	11.88%	24%
October 1, 2005 to September 30, 2006	1.77%	0.76%	0.66%	15.30%	29%

Diversified Large Cap Growth Portfolio
June 1, 2011 to November 30, 2011 (Unaudited)	0.28%	0.70%	0.62%	(5.55)%	48%
October 1, 2010 to May 31, 2011[2], 3	0.40%	0.69%	0.62%	22.78%	101%
October 1, 2009 to Septmeber 30, 2010[3]	0.66%	0.70%	0.62%	7.51%	11%
October 1, 2008 to Septmeber 30, 2009[3]	0.97%	0.70%	0.62%	3.31%	13%
October 1, 2007 to Septmeber 30, 2008[3]	0.48%	0.68%	0.67%	(22.59)%	7%
October 1, 2006 to Septmeber 30, 2007[3]	0.46%	0.70%	0.68%	17.80%	10%
October 1, 2005 to September 30, 2006[3]	0.14%	0.70%	0.61%	1.41%	6%

Emerging Growth Portfolio
June 1, 2011 to November 30, 2011 (Unaudited)	(0.59)%	0.81%	0.81%	(8.40)%	31%
October 1, 2010 to May 31, 2011[2]	(0.77)%	0.94%	0.91%	37.91%	59%
October 1, 2009 to September 30, 2010	(0.66)%	1.02%	0.94%	20.49%	97%
October 1, 2008 to September 30, 2009	(0.53)%	0.94%	0.91%	(5.70)%	147%
October 1, 2007 to September 30, 2008	(0.49)%	0.93%	0.92%	(30.95)%	191%
January 31, 2007[4] to September 30, 2007	(0.54)%	1.01%	0.99%	24.40%	125%

Equity Value Portfolio
June 1, 2011 to November 30, 2011 (Unaudited)	1.64%	0.65%	0.65%	(13.81)%	49%
October 1, 2010 to May 31, 2011[2]	0.79%	0.68%	0.68%	20.88%	90%
October 1, 2009 to September 30, 2010	0.87%	0.71%	0.69%	9.75%	122%
October 1, 2008 to September 30, 2009	1.89%	0.73%	0.69%	(7.21)%	142%
October 1, 2007 to September 30, 2008	1.68%	0.74%	0.70%	(27.44)%	152%
October 1, 2006 to September 30, 2007	1.29%	0.77%	0.69%	20.21%	108%
October 1, 2005 to September 30, 2006	1.18%	0.78%	0.77%	10.73%	107%

Index Portfolio
June 1, 2011 to November 30, 2011 (Unaudited)	2.11%	0.10%	0.10%	(6.30)%	7%
October 1, 2010 to May 31, 2011[2]	1.93%	0.10%	0.10%	19.39%	3%
October 1, 2009 to September 30, 2010	2.01%	0.10%	0.10%	9.97%	22%
October 1, 2008 to September 30, 2009	2.61%	0.12%	0.10%	(7.00)%	10%
October 1, 2007 to September 30, 2008	2.07%	0.11%	0.11%	(22.28)%	5%
October 1, 2006 to September 30, 2007	1.86%	0.11%	0.10%	16.35%	8%
October 1, 2005 to September 30, 2006	1.86%	0.11%	0.11%	10.70%	9%

International Equity Portfolio
June 1, 2011 to November 30, 2011 (Unaudited)	1.11%	1.17%	1.17%	(16.47)%	32%
October 1, 2010 to May 31, 2011[2]	1.34%	1.18%	1.18%	14.83%	35%
October 1, 2009 to September 30, 2010	0.61%	1.31%	1.28%	6.57%	105%
October 1, 2008 to September 30, 2009	1.77%	1.23%	1.15%	(10.14)%	212%
October 1, 2007 to September 30, 2008	1.60%	1.14%	1.12%	(31.42)%	55%
October 1, 2006 to September 30, 2007	1.27%	1.09%	1.08%	23.70%	66%
October 1, 2005 to September 30, 2006	1.99%	1.09%	1.03%	14.58%	39%

International Growth Portfolio
June 1, 2011 to November 30, 2011 (Unaudited)	0.85%	0.97%	0.90%	(12.50)%	39%
October 1, 2010 to May 31, 2011[2]	1.62%	1.10%	1.10%	15.00%	53%
October 1, 2009 to September 30, 2010	0.89%	1.42%	1.20%	3.25%	89%
October 1, 2008 to September 30, 2009	1.71%	1.14%	1.11%	6.23%	95%
October 1, 2007 to September 30, 2008	1.17%	1.08%	1.05%	(28.68)%	57%
October 1, 2006 to September 30, 2007	1.09%	1.06%	1.03%	27.40%	73%
October 1, 2005 to September 30, 2006	0.87%	1.07%	0.98%	19.95%	62%

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Allocation Funds	181

	Ratio to Average Net Assets (Annualized)			Total Return[1]	Portfolio Turnover Rate
	Net Investment Income (Loss)	Gross Expenses	Net Expenses

International Index Portfolio
June 1, 2011 to November 30, 2011 (Unaudited)	2.28%	0.76%	0.39%	(16.21)%	3%
October 1, 2010 to May 31, 2011[2]	3.09%	0.48%	0.48%	13.78%	3%
October 1, 2009 to September 30, 2010	2.17%	0.77%	0.65%	2.47%	20%
October 1, 2008 to September 30, 2009	2.86%	0.55%	0.46%	1.65%	13%
October 1, 2007 to September 30, 2008	2.84%	0.51%	0.50%	(29.67)%	14%
October 1, 2006 to September 30, 2007	2.15%	0.49%	0.49%	24.52%	3%
October 1, 2005 to September 30, 2006	2.59%	0.49%	0.37%	19.44%	7%

International Value Portfolio
June 1, 2011 to November 30, 2011 (Unaudited)	2.14%	0.91%	0.85%	(16.62)%	3%
October 1, 2010 to May 31, 2011[2]	3.14%	0.94%	0.94%	14.00%	16%
October 1, 2009 to September 30, 2010	2.41%	1.20%	1.06%	0.92%	27%
October 1, 2008 to September 30, 2009	2.72%	1.08%	1.03%	5.26%	41%
October 1, 2007 to September 30, 2008	3.68%	1.07%	1.01%	(34.21)%	23%
October 1, 2006 to September 30, 2007	2.47%	1.07%	1.03%	21.91%	19%
October 1, 2005 to September 30, 2006	2.34%	1.09%	1.09%	19.32%	31%

Large Company Value Portfolio
June 1, 2011 to November 30, 2011 (Unaudited)	1.92%	0.76%	0.74%	(9.94)%	85%
October 1, 2010 to May 31, 2011[2]	1.58%	0.78%	0.74%	21.46%	38%
October 1, 2009 to September 30, 2010	1.73%	0.73%	0.72%	7.02%	46%
October 1, 2008 to September 30, 2009	2.69%	0.75%	0.69%	(9.66)%	11%
October 1, 2007 to September 30, 2008	2.16%	0.75%	0.57%	(23.18)%	8%
October 1, 2006 to September 30, 2007	1.91%	0.76%	0.57%	15.91%	16%
October 1, 2005 to September 30, 2006	1.84%	0.75%	0.70%	11.21%	7%

Small Cap Value Portfolio
June 1, 2011 to November 30, 2011 (Unaudited)	1.18%	0.94%	0.91%	(7.74)%	15%
October 1, 2010 to May 31, 2011[2]	0.47%	0.95%	0.91%	13.14%	57%
October 1, 2009 to September 30, 2010	0.66%	0.94%	0.91%	9.60%	38%
October 1, 2008 to September 30, 2009	1.31%	0.91%	0.74%	(8.76)%	50%
October 1, 2007 to September 30, 2008	0.80%	0.91%	0.83%	(16.47)%	46%
October 1, 2006 to September 30, 2007	0.30%	0.93%	0.92%	8.65%	64%
January 31, 2006[4] to September 30, 2006	0.75%	0.94%	0.75%	0.60%	37%

Small Company Growth Portfolio
June 1, 2011 to November 30, 2011 (Unaudited)	(0.19)%	0.83%	0.83%	(14.79)%	38%
October 1, 2010 to May 31, 2011[2]	(0.42)%	0.83%	0.83%	39.64%	70%
October 1, 2009 to September 30, 2010	(0.48)%	0.87%	0.86%	15.25%	129%
October 1, 2008 to September 30, 2009	(0.53)%	0.89%	0.87%	1.75%	169%
October 1, 2007 to September 30, 2008	(0.53)%	0.89%	0.89%	(27.50)%	150%
October 1, 2006 to September 30, 2007	(0.46)%	0.90%	0.90%	17.74%	138%
October 1, 2005 to September 30, 2006	(0.33)%	0.91%	0.90%	7.02%	125%

Small Company Value Portfolio
June 1, 2011 to November 30, 2011 (Unaudited)	0.73%	0.84%	0.84%	(12.34)%	32%
October 1, 2010 to May 31, 2011[2]	1.60%	0.84%	0.84%	26.72%	47%
October 1, 2009 to September 30, 2010	0.31%	0.89%	0.89%	16.38%	60%
October 1, 2008 to September 30, 2009	1.16%	0.90%	0.88%	(6.28)%	99%
October 1, 2007 to September 30, 2008	1.02%	0.90%	0.89%	(22.01)%	82%
October 1, 2006 to September 30, 2007	0.53%	0.93%	0.92%	6.53%	69%
October 1, 2005 to September 30, 2006	0.64%	0.92%	0.79%	6.70%	114%

1.	Returns for periods of less than one year are not annualized.

2.	For the eight months ended May 31, 2011. The Portfolio changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

3.	After the close of business on January 28, 2011, Diversified Large Cap Growth Portfolio acquired the net assets of Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio and Wells Fargo Advantage Large Company Growth Portfolio. Wells Fargo Advantage Large Company Growth Portfolio became the accounting and performance survivor in the transaction. The information for the periods prior to January 31, 2011 is that of Wells Fargo Advantage Large Company Growth Portfolio.

4.	Commencement of operations.

182	Wells Fargo Advantage Allocation Funds	Financial Highlights

	Ratio to Average Net Assets (Annualized)			Total Return[1]	Portfolio Turnover Rate
	Net Investment Income	Gross Expenses	Net Expenses

Inflation-Protected Bond Portfolio
June 1, 2011 to November 30, 2011 (Unaudited)	3.60%	0.47%	0.44%	7.79%	16%
June 1, 2010 to May 31, 2011	3.25%	0.44%	0.43%	8.19%	19%
June 1, 2009 to May 31, 2010	3.53%	0.45%	0.44%	8.28%	31%
June 1, 2008 to May 31, 2009	1.70%	0.45%	0.37%	(1.33)%	53%
June 1, 2007 to May 31, 2008	5.78%	0.48%	0.40%	12.78%	40%
June 1, 2006 to May 31, 2007	4.39%	0.49%	0.34%	4.31%	37%

Managed Fixed Income Portfolio
June 1, 2011 to November 30, 2011 (Unaudited)	3.96%	0.46%	0.39%	1.66%	18%
June 1, 2010 to May 31, 2011	3.97%	0.45%	0.39%	8.84%	104%
June 1, 2009 to May 31, 2010	3.64%	0.42%	0.38%	14.58%	59%
June 1, 2008 to May 31, 2009	5.09%	0.43%	0.34%	(1.72)%	132%
June 1, 2007 to May 31, 2008	5.23%	0.46%	0.30%	4.24%	32%
June 1, 2006 to May 31, 2007	5.23%	0.45%	0.27%	6.72%	30%

Stable Income Portfolio
June 1, 2011 to November 30, 2011 (Unaudited)	1.83%	0.59%	0.41%	0.47%	4%
June 1, 2010 to May 31, 2011	2.02%	0.54%	0.40%	2.97%	14%
June 1, 2009 to May 31, 2010	1.90%	0.43%	0.40%	9.94%	10%
June 1, 2008 to May 31, 2009	3.74%	0.43%	0.42%	(2.73)%	7%
June 1, 2007 to May 31, 2008	4.67%	0.47%	0.33%	0.78%	22%
June 1, 2006 to May 31, 2007	4.67%	0.47%	0.37%	5.30%	21%

Total Return Bond Portfolio
June 1, 2011 to November 30, 2011 (Unaudited)	2.60%	0.37%	0.35%	3.68%	471%
June 1, 2010 to May 31, 2011	2.99%	0.37%	0.35%	7.02%	761%
June 1, 2009 to May 31, 2010	3.78%	0.38%	0.34%	10.87%	638%
June 1, 2008 to May 31, 2009	4.92%	0.40%	0.39%	6.58%	633%
June 1, 2007 to May 31, 2008	5.05%	0.42%	0.40%	6.72%	572%
June 1, 2006 to May 31, 2007	5.02%	0.42%	0.39%	6.76%	665%

1.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Allocation Funds	183

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following funds: Wells Fargo Advantage C&B Large Cap Value Portfolio (“C&B Large Cap Value Portfolio”), Wells Fargo Advantage Diversified Large Cap Growth Portfolio (“Diversified Large Cap Growth Portfolio”), Wells Fargo Advantage Emerging Growth Portfolio (“Emerging Growth Portfolio”), Wells Fargo Advantage Equity Value Portfolio (“Equity Value Portfolio”), Wells Fargo Advantage Index Portfolio (“Index Portfolio”), Wells Fargo Advantage International Equity Portfolio (“International Equity Portfolio”), Wells Fargo Advantage International Growth Portfolio (“International Growth Portfolio”), Wells Fargo Advantage International Index Portfolio (“International Index Portfolio”), Wells Fargo Advantage International Value Portfolio (“International Value Portfolio”), Wells Fargo Advantage Large Company Value Portfolio (“Large Company Value Portfolio”) (formerly, Wells Fargo Advantage Disciplined Value Portfolio), Wells Fargo Advantage Small Cap Value Portfolio (“Small Cap Value Portfolio”), Wells Fargo Advantage Small Company Growth Portfolio (“Small Company Growth Portfolio”), Wells Fargo Advantage Small Company Value Portfolio (“Small Company Value Portfolio”), Wells Fargo Advantage Inflation-Protected Bond Portfolio (“Inflation-Protected Bond Portfolio”), Wells Fargo Advantage Managed Fixed Income Portfolio (“Managed Fixed Income Portfolio”), Wells Fargo Advantage Stable Income Portfolio (“Stable Income Portfolio” ) and Wells Fargo Advantage Total Return Bond Portfolio (“Total Return Bond Portfolio” ) (each, a “Portfolio”, collectively, the “Portfolios”). Each Portfolio is a diversified series of the Trust.

The Portfolios, which are master portfolios in a master/feeder structure, offer their securities to multiple feeder funds and other master portfolios rather than directly to the public.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less) the price will be deemed “stale” and the valuations will be determined in accordance with the Portfolios’ Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Certain fixed income securities with maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading

184	Wells Fargo Advantage Allocation Funds	Notes to Financial Statements (Unaudited)

characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Portfolios’ Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Foreign currency translation

The accounting records of the Portfolios are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Forward foreign currency contracts

Certain Portfolios may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Portfolio enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Portfolio from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Portfolio’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty.

Security loans

The Portfolios may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. A Portfolio continues to receive interest or dividends on the securities loaned. A Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In the event of default or bankruptcy by the borrower, a Portfolio could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolios lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with their securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05%

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Allocation Funds	185

and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statements of Operations.

In a securities lending transaction, the net asset value of a Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by a Portfolio fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Portfolios’ former securities lending agent, as the various participating Portfolios’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Portfolios recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating fund’s percentage ownership of the joint account as of such date.

When-issued transactions

Each Portfolio may purchase securities on a forward commitment or ‘when-issued’ basis. A Portfolio records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Term loans

Each Portfolio may invest in term loans. The loans are marked-to-market daily and the Portfolio begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Portfolio assumes the credit risk of the borrower and there could be potential loss to the Portfolio in the event of default by the borrower.

Futures contracts

Certain Portfolios may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Portfolios may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

TBA sale commitments

A Portfolio may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are

186	Wells Fargo Advantage Allocation Funds	Notes to Financial Statements (Unaudited)

held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Inflation-indexed bonds and TIPS

Certain Portfolios may invest in inflation-indexed bonds, including Treasury Inflation-Protected Securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Credit default swaps

Certain Portfolios may be subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or for investment gains. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Portfolio may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Portfolio is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Portfolio could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates. The maximum potential amount of future payments (undiscounted) that the Portfolio as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by having the counterparty post collateral to cover the Portfolio’s exposure to the counterparty.

If the Portfolio is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statements of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Allocation Funds	187

payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Portfolio provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

Mortgage dollar roll transactions

The Portfolios may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Portfolio foregoes principal and interest paid on the securities. A Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Portfolios account for the dollar roll transactions as purchases and sales.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Federal and other taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends and gains have been distributed by the Portfolio.

Each Portfolio’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

188	Wells Fargo Advantage Allocation Funds	Notes to Financial Statements (Unaudited)
■	Level 3 – significant unobservable inputs (including each Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2011, the inputs used in valuing each Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
C&B Large Cap Value Portfolio

Equity securities
Common stocks	$345,093,301	$0	$0	$345,093,301
Preferred stocks	3,889,600	0	0	3,889,600
Other	0	0	1,418,012	1,418,012

Short-term investments
Investment companies	4,411,441	52,836,424	0	57,247,865
Total	$353,394,342	$52,836,424	$1,418,012	$407,648,778
Diversified Large Cap Growth Portfolio

Equity securities
Common stocks	$166,734,246	$0	$0	$166,734,246
Other	0	0	1,409,611	1,409,611

Short-term investments
Investment companies	2,882,662	17,993,437	0	20,876,099
Total	$169,616,908	$17,993,437	$1,409,611	$189,019,956
Emerging Growth Portfolio

Equity securities
Common stocks	$964,238,947	$0	$0	$964,238,947
Investment companies	11,956,845	0	0	11,956,845
Other	0	0	4,347,295	4,347,295

Short-term investments
Investment companies	18,153,007	285,197,862	0	303,350,869
Total	$994,348,799	$285,197,862	$4,347,295	$1,283,893,956
Equity Value Portfolio

Equity securities
Common stocks	$1,016,524,201	$0	$0	$1,016,524,201
Other	0	0	1,171,717	1,171,717

Short-term investments
Investment companies	9,432,926	85,549,102	0	94,982,028
Total	$1,025,957,127	$85,549,102	$1,171,717	$1,112,677,946
Index Portfolio

Equity securities
Common stocks	$2,269,038,479	$0	$0	$2,269,038,479
Investment companies	26,225,174	0	0	26,225,174
Other	0	0	4,135,727	4,135,727

Short-term investments
Investment companies	48,382,969	162,307,269	0	210,690,238
U.S. Treasury securities	5,649,913	0	0	5,649,913
Total	$2,349,296,535	$162,307,269	$4,135,727	$2,515,739,531

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Allocation Funds	189

Investments in Securities	Quoted Prices (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
International Equity Portfolio

Equity securities
Common stocks	$2,355,967	*	$20,817,073	*	$0	$23,173,040

Short-term investments
Investment companies	2,230,456		974,654		0	3,205,110
Total	$4,586,423		$21,791,727		$0	$26,378,150
International Growth Portfolio

Equity securities
Common stocks	$13,706,857	*	$93,059,601	*	$0	$106,766,458

Short-term investments
Investment companies	4,796,723		1,658,460		0	6,455,183
Total	$18,503,580		$94,718,061		$0	$113,221,641
International Index Portfolio

Equity securities
Common stocks	$191,292	*	$24,574,503	*	$0	$24,765,795
Preferred stocks	0	*	131,277	*	0	131,277
Rights	0		43		0	43
Warrants	0		346		0	346

Short-term investments
Investment companies	395,186		141,007		0	536,193
Total	$586,478		$24,847,176		$0	$25,433,654
International Value Portfolio

Equity securities
Common stocks	$17,469,583	*	$266,819,309	*	$0	$284,288,892
Preferred stocks	2,010,421		0		0	2,010,421
Rights	0		3,664		0	3,664

Short-term investments
Investment companies	4,700,685		9,825,883		0	14,526,568
Total	$24,180,689		$276,648,856		$0	$300,829,545
Large Company Value Portfolio

Equity securities
Common stocks	$55,571,391		$0		$0	$55,571,391

Other	0		0		91,057	91,057

Short-term investments
Investment companies	1,359,447		9,306,725		0	10,666,172
Total	$56,930,838		$9,306,725		$91,057	$66,328,620

*	Transfers in and transfers out are recognized at the end of the reporting period. At the end of the period, foreign securities held by International Equity Portfolio, International Growth Portfolio, International Index Portfolio and International Value Portfolio which were valued in the amount of $19,704,621, $75,845,470, $24,333,334 and $259,194,704, respectively, in common stocks and $131,277 in preferred stocks for International Index Portfolio were transferred out of Level 1 and into Level 2 since adjustments to prices of foreign securities were necessary at November 30, 2011 due to movements against a specified benchmark.

190	Wells Fargo Advantage Allocation Funds	Notes to Financial Statements (Unaudited)

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Small Cap Value Portfolio

Equity securities
Common stocks	$44,082,877	$0	$0	$44,082,877
Investment companies	660,769	0	0	660,769
Warrants	0	33,742	0	33,742

Short-term investments
Investment companies	2,424,833	0	0	2,424,833
Total	$47,168,479	$33,742	$0	$47,202,221
Small Company Growth Portfolio

Equity securities
Common stocks	$228,436,746	$0	$0	$228,436,746

Other	0	0	1,694,964	1,694,964

Short-term investments
Investment companies	11,046,944	52,114,935	0	63,161,879
Total	$239,483,690	$52,114,935	$1,694,964	$293,293,589
Small Company Value Portfolio

Equity securities
Common stocks	$195,351,932	$0	$0	$195,351,932

Other	0	0	1,186,656	1,186,656

Short-term investments
Investment companies	3,203,509	59,966,849	0	63,170,358
Total	$198,555,441	$59,966,849	$1,186,656	$259,708,946
Inflation-Protected Bond Portfolio

U.S. Treasury securities	$82,709,525	$0	$0	$82,709,525

Other	0	0	999,681	999,681

Short-term investments
Investment companies	1,044,017	1,537,024	0	2,581,041
Total	$83,753,542	$1,537,024	$999,681	$86,290,247
Managed Fixed Income Portfolio

Agency securities	$0	$41,029,906	$0	$41,029,906

Asset-backed securities	0	5,023,781	896,178	5,919,959

Non-agency mortgage backed securities	0	19,228,582	1,354,029	20,582,611

Corporate bonds and notes	0	41,097,603	0	41,097,603

Municipal bonds and notes	0	16,991,599	0	16,991,599

Term loans	0	344,937	0	344,937

U.S. Treasury securities	10,463,002	0	0	10,463,002

Yankee corporate bonds and notes	0	2,998,908	0	2,998,908

Other	0	0	486,722	486,722

Short-term investments
Investment companies	3,760,401	399,423	0	4,159,824
Total	$14,223,403	$127,114,739	$2,736,929	$144,075,071

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Allocation Funds	191

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Stable Income Portfolio

Agency securities	$0	$14,810,580	$0	$14,810,580

Asset-backed securities	0	6,232,183	0	6,232,183

Corporate bonds and notes	0	6,589,190	0	6,589,190

Loan participation	0	0	469,940	469,940

Municipal bonds and notes	0	973,128	0	973,128

Non-agency mortgage backed securities	0	4,217,588	634,194	4,851,782

U.S. Treasury securities	75,554	0	0	75,554

Yankee corporate bonds and notes	0	598,383	0	598,383

Other	0	0	217,485	217,485

Short-term investments
Investment companies	1,037,354	748,679	0	1,786,033
U.S. Treasury securities	1,199,748	0	0	1,199,748
Total	$2,312,656	$34,169,731	$1,321,619	$37,804,006
Total Return Bond Portfolio

Agency securities	$0	$1,925,749,083	$0	$1,925,749,083

Asset-backed securities	0	313,134,866	0	313,134,866

Corporate bonds and notes	0	436,474,134	0	436,474,134

Municipal bonds and notes	0	35,498,767	0	35,498,767

Non-agency mortgage backed securities	0	271,542,347	0	271,542,347

U.S. Treasury securities	721,723,180	0	0	721,723,180

Yankee corporate bonds and notes	0	186,240,289	0	186,240,289

Yankee government bonds	0	34,900,469	0	34,900,469

Other	0	0	6,267,736	6,267,736

Short-term investments
Investment companies	287,190,921	66,033,879	0	353,224,800
Total	$1,008,914,101	$3,269,573,834	$6,267,736	$4,284,755,671

For the six months ended November 30, 2011, except for International Equity Portfolio, International Growth Portfolio, International Index Portfolio and International Value Portfolio, all other Portfolios did not have any significant transfers into/out of Level 1 and Level 2.

Further details on the major security types listed above can be found in each Portfolio of Investments.

As of November 30, 2011, the inputs used in valuing TBA sale commitments, which are carried at their value, were as follows:

	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
TBA sale commitments
Total Return Bond Portfolio	$0	$(263,735,154)	$0	$(263,735,154)

192	Wells Fargo Advantage Allocation Funds	Notes to Financial Statements (Unaudited)

As of November 30, 2011, the inputs used in valuing each Portfolio’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Future contracts+
Index Portfolio	$5,342,140	$0	$0	$5,342,140
International Index Portfolio	25,857	0	0	25,857
Stable Income Portfolio	2,431	0	0	2,431
Forward foreign currency contracts+
International Equity Portfolio	0	(31,238)	0	(31,238)
Credit default swaps*
Total Return Bond Portfolio	0	1,432	0	1,432

+	Futures contracts and forward foreign currency contracts are presented at the unrealized gains or losses on the instruments.

*	The value of swap contracts consists of unrealized gains or losses and premiums paid/received on swap contracts as reflected on the Statements of Assets and Liabilities.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	C&B Large Cap Value Portfolio	Diversified Large Cap Growth Portfolio	Emerging Growth Portfolio
	Other	Other	Other
Balance as of May 31, 2011	$1,797,378	$1,786,730	$775,992
Accrued discounts (premiums)	0	0	0
Realized gains (losses)	0	0	0
Change in unrealized gains (losses)	(69,706)	(69,294)	(213,703)
Purchases	0	0	0
Sales	(309,660)	(307,825)	(380,816)
Transfers into Level 3	0	0	4,165,822 *
Transfers out of Level 3	0	0	0
Balance as of November 30, 2011	$1,418,012	$1,409,611	$4,347,295
Change in unrealized gains (losses) relating to securities still held at November 30, 2011	$(219,571)	$(218,270)	$(673,153)

*	Amount represents securities received from the reorganization of Wells Fargo Advantage Small Cap Growth Fund into Wells Fargo Advantage Emerging Growth Fund on August 26, 2011.

	Equity Value Portfolio	Index Portfolio	Large Company Value Portfolio
	Other	Other	Other
Balance as of May 31, 2011	$1,250,495	$5,242,173	$115,417
Accrued discounts (premiums)	0	0	0
Realized gains (losses)	0	0	0
Change in unrealized gains (losses)	(57,599)	(203,303)	(4,476)
Purchases	0	0	0
Sales	(227,694)	(903,143)	(19,884)
Transfers into Level 3	206,515 **	0	0
Transfers out of Level 3	0	0	0
Balance as of November 30, 2011	$1,171,717	$4,135,727	$91,057
Change in unrealized gains (losses) relating to securities still held at November 30, 2011	$(181,433)	$(640,393)	$(14,100)

**	Amount represents securities received from the reorganization of Wells Fargo Advantage Classic Value Fund into Wells Fargo Advantage Equity Value Fund on August 26, 2011.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Allocation Funds	193

	Small Cap Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio
	Warrants	Other	Other
Balance as of May 31, 2011	$18,117	$2,148,424	$1,504,126
Accrued discounts (premiums)	0	0	0
Realized gains (losses)	0	0	0
Change in unrealized gains (losses)	(6,646)	(83,320)	(58,333)
Purchases	0	0	0
Sales	0	(370,140)	(259,137)
Transfers into Level 3	0	0	0
Transfers out of Level 3	(11,471)	0	0
Balance as of November 30, 2011	$0	$1,694,964	$1,186,656
Change in unrealized gains (losses) relating to securities still held at November 30, 2011	$0	$(262,455)	$(183,747)

	Inflation-Protected Bond Portfolio	Total Return Bond Portfolio
	Other	Other
Balance as of May 31, 2011	$1,272,752	$7,979,816
Accrued discounts (premiums)	0	0
Realized gains (losses)	0	0
Change in unrealized gains (losses)	(42,795)	(268,310)
Purchases	0	0
Sales	(230,276)	(1,443,770)
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Balance as of November 30, 2011	$999,681	$6,267,736
Change in unrealized gains (losses) relating to securities still held at November 30, 2011	$(149,364)	$(936,474)

	Managed Fixed Income Portfolio
	Asset-backed securities	Non-agency mortgage backed securities	Other	Total
Balance as of May 31, 2011	$975,060	$1,705,810	$619,674	$3,300,544
Accrued discounts (premiums)	(1,617)	0	0	(1,617)
Realized gains (losses)	0	0	0	0
Change in unrealized gains (losses)	(77,265)	(180,593)	(20,836)	(278,694)
Purchases	0	0	0	0
Sales	0	(171,188)	(112,116)	(283,304)
Transfers into Level 3	0	0	0	0
Transfers out of Level 3	0	0	0	0
Balance as of November 30, 2011	$896,178	$1,354,029	$486,722	$2,736,929
Change in unrealized gains (losses) relating to securities still held at November 30, 2011	$(98,882)	$(193,832)	$(72,722)	$(345,436)

194	Wells Fargo Advantage Allocation Funds	Notes to Financial Statements (Unaudited)

	Stable Income Portfolio
	Loan participation	Non-agency mortgage backed securities	Other	Total
Balance as of May 31, 2011	$536,872	$723,775	$276,893	$1,537,540
Accrued discounts (premiums)	36	0	0	36
Realized gains (losses)	(14)	0	0	(14)
Change in unrealized gains (losses)	4,612	(79,116)	(9,310)	(83,814)
Purchases	0	0	0	0
Sales	(71,566)	(10,465)	(50,098)	(132,129)
Transfers into Level 3	0	0	0	0
Transfers out of Level 3	0	0	0	0
Balance as of November 30, 2011	$469,940	$634,194	$217,485	$1,321,619
Change in unrealized gains (losses) relating to securities still held at November 30, 2011	$4,254	$(83,789)	$(32,495)	$(112,030)

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fees

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-advisers, who are responsible for day-to-day portfolio management of the Portfolios.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Portfolios. Funds Management has engaged Wells Capital Management (an affiliate of Funds Management), Peregrine Capital Management, Inc. (an affiliate of Funds Management), Artisan Partners Limited Partnership, Cooke & Bieler, L.P., Galliard Capital Management, Inc. (an affiliate of Funds Management), LSV Asset Management, SSgA Funds Management, Inc., Systematic Financial Management, L.P., Golden Capital Management, LLC (an affiliate of Funds Management) and Phocas Financial Corporation as sub-advisers.

The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Portfolio to the adviser. The adviser and sub-advisers are each entitled to receive an annual fee which is calculated based on the average daily net assets of each Portfolio as follows:

	Advisory Fee		Effective rate for the six months ended November 30, 2011	Sub-adviser	Sub-advisory Fee
	starting at	declining to			starting at		declining to
C&B Large Cap Value Portfolio	0.65%	0.55%	0.65%	Cooke & Bieler, L.P.	0.45%		0.30%
Diversified Large Cap Growth Portfolio	0.65	0.55	0.65	Wells Capital Management	0.35		0.15
Emerging Growth Portfolio	0.80	0.70	0.79	Wells Capital Management	0.55		0.40
Equity Value Portfolio	0.65	0.55	0.64	Systematic Financial Management, L.P.	0.30		0.10
Index Portfolio	0.10	0.05	0.09	Golden Capital Management, LLC*	0.05	*	0.02	*
International Equity Portfolio	0.85	0.70	0.85	Wells Capital Management	0.45		0.40
International Growth Portfolio	0.85	0.70	0.85	Artisan Partners Limited Partnership	0.80		0.50
International Index Portfolio	0.35	0.30	0.35	SSgA Funds Management, Inc.	0.08		0.06
International Value Portfolio	0.85	0.70	0.85	LSV Asset Management	0.35		0.30

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Allocation Funds	195

	Advisory Fee		Effective rate for the six months ended November 30, 2011	Sub-adviser	Sub-advisory Fee
	starting at	declining to			starting at		declining to
Large Company Value Portfolio	0.65%	0.55%	0.65%	Phocas Financial Corporation**	0.29	%**	0.20	%**
Small Cap Value Portfolio	0.80	0.70	0.80	Wells Capital Management	0.55		0.40
Small Company Growth Portfolio	0.80	0.70	0.80	Peregrine Capital Management, Inc.	0.90		0.55
Small Company Value Portfolio	0.80	0.70	0.80	Peregrine Capital Management, Inc.	***		***
Inflation-Protected Bond Portfolio	0.40	0.30	0.40	Wells Capital Management	0.20		0.10
Managed Fixed Income Portfolio	0.40	0.30	0.40	Galliard Capital Management, Inc.	0.20		0.10
Stable Income Portfolio	0.40	0.30	0.40	Galliard Capital Management, Inc.	0.15		0.05
Total Return Bond Portfolio	0.40	0.30	0.36	Wells Capital Management	0.20		0.10

*	Prior to October 1, 2011, the Portfolio paid Wells Capital Management a sub-advisory fee which started at 0.05% and declined to 0.02% as average daily net assets increased.

**	Prior to August 29, 2011, the Portfolio paid Wells Capital Management a sub-advisory fee which started at 0.35% and declined to 0.15% as average daily net assets increased.

***	For Small Company Value Portfolio, the sub-advisory fee starts at 0.50% and increases to 0.75% as its average net assets increase.

Funds Management has contractually waived and/or reimbursed advisory fees to the extent necessary to maintain certain net operating expense ratios for the Portfolios.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (securities with maturities of one year or less at purchase date), for the six months ended November 30, 2011 were as follows:

	Purchases at Cost		Sales Proceeds
	U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
C&B Large Cap Value Portfolio	$0	$52,421,040	$0	$80,827,652
Diversified Large Cap Growth Portfolio	0	85,123,254	0	103,260,351
Emerging Growth Portfolio	0	180,891,820	0	370,435,198
Equity Value Portfolio	0	365,798,974	0	366,071,997
Index Portfolio	0	153,055,498	0	171,683,168
International Equity Portfolio	0	8,543,152	0	8,295,598
International Growth Portfolio	0	44,301,554	0	44,769,574
International Index Portfolio	0	914,294	0	944,368
International Value Portfolio	0	17,269,568	0	9,485,535
Large Company Value Portfolio	0	50,538,512	0	53,008,605
Small Cap Value Portfolio	0	7,146,615	0	11,038,181
Small Company Growth Portfolio	0	104,788,256	0	153,205,938
Small Company Value Portfolio	0	65,662,710	0	72,378,506
Inflation-Protected Bond Portfolio	14,566,102	0	42,172,665	0
Managed Fixed Income Portfolio	23,814,821	2,872,467	30,819,320	6,721,285
Stable Income Portfolio	405,916	8,703,640	705,343	659,533
Total Return Bond Portfolio	15,649,934,000	1,443,088,664	15,391,016,282	1,467,890,852

196	Wells Fargo Advantage Allocation Funds	Notes to Financial Statements (Unaudited)

6. DERIVATIVE TRANSACTIONS

During the six months ended November 30, 2011, Index Portfolio, International Index Portfolio and Large Company Value Portfolio used uninvested cash to enter into futures contracts to gain market exposure. During the six months ended November 30, 2011, Inflation-Protected Bond Portfolio and Stable Income Portfolio entered into futures contracts to speculate on interest rates.

At November 30, 2011, the Portfolios had long and short futures contracts outstanding as follows:

	Expiration Date	Contracts	Type	Contract Value at November 30, 2011	Net Unrealized Gains (Losses)
Index Portfolio	December 2011	192 Long	S&P 500 Index	$59,808,000	$5,342,140
International Index Portfolio	December 2011	9 Long	MSCI EAFE Index	652,635	25,857
Stable Income Portfolio	March 2012	15 Short	5-Year U.S. Treasury Notes	1,839,609	2,431

The receivable for daily variation margin on open futures contracts reflected in the Statements of Assets and Liabilities only represents the current day’s variation margin.

As of November 30, 2011, International Index Portfolio and Stable Income Portfolio had segregated $147,707 and $13,500, respectively, as cash collateral for open futures contracts.

The Portfolios had average notional amounts in futures contracts outstanding during the six months ended November 30, 2011 as follows:

	Long Contracts	Short Contracts
Index Portfolio	$40,849,179	$0
International Index Portfolio	611,640	0
Large Company Value Portfolio	463,181	0
Inflation-Protected Bond Portfolio	0	10,634
Stable Income Portfolio	0	1,297,900

During the six months ended November 30, 2011, International Equity Portfolio entered into forward foreign currency contracts for economic hedging purposes.

At November 30, 2011, International Equity Portfolio had forward foreign currency contracts outstanding as follows:

Forward Foreign Currency Contracts to Buy:

Exchange Date	Counterparty	Contracts to Receive		U.S. Value at November 30, 2011	In Exchange for U.S. $	Net Unrealized Gains (Losses)
12/21/2011	Brown Brothers Harriman	235,950	EUR	$317,106	$332,859	$(15,753)
12/21/2011	Brown Brothers Harriman	235,950	EUR	317,106	326,713	(9,607)
01/05/2012	Barclays	460,000	GBP	721,470	726,050	(4,580)

Forward Foreign Currency Contracts to Sell:

Exchange Date	Counterparty	Contracts to Deliver		U.S. Value at November 30, 2011	In Exchange for U.S. $	Net Unrealized Gains (Losses)
12/21/2011	Brown Brothers Harriman	471,900	EUR	$634,212	$641,090	$6,878
01/05/2012	Barclays	460,000	GBP	721,470	713,294	(8,176)

The International Equity Portfolio had average contract amounts of $495,617 and $766,923 in forward foreign currency contracts to buy and forward foreign currency contracts to sell, respectively, during the six months ended November 30, 2011.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Allocation Funds	197

Total Return Bond Portfolio enters into credit default swap contracts as a substitute for taking a position in the underlying security or basket of securities or to potentially enhance the Portfolio’s total return. At November 30, 2011, Total Return Bond Portfolio had the following credit default swap contracts outstanding:

Credit default swaps on debt obligations – Buy protection

Expiration Date	Counterparty	Reference Debt Obligation	Rating of Reference Debt Obligation*	Notional Amount	Fixed Payments Made	Market Value	Upfront Premiums Paid/ (Received)	Net Unrealized Gains (Losses)
12/20/2016	Citibank	Prudential Financial Incorporated, 4.50%, 7/15/2013	A	$5,000,000	1.00%	$392,018	$357,530	$34,488

Credit default swaps on debt obligations – Sell protection

Expiration Date	Counterparty	Reference Debt Obligation	Rating of Reference Debt Obligation*	Notional Amount	Fixed Payments Received	Market Value	Upfront Premiums Paid/ (Received)	Net Unrealized Gains (Losses)
12/20/2016	Citibank	MetLife Incorporated, 5.00%, 6/15/2015	A-	$5,000,000	1.00%	$(529,096)	$(459,693)	$(69,403)

Credit default swaps on an index – Buy protection

Expiration Date	Counterparty	Reference Index	Notional Amount	Fixed Payments Made	Market Value	Upfront Premiums Paid/ (Received)	Net Unrealized Gains (Losses)
12/20/2016	Barclays	Markit CDX North America Investment Grade 17 Index	$5,000,000	1.00%	$69,255	$98,666	$(29,411)
12/20/2016	Citibank	Markit CDX North America Investment Grade 17 Index	5,000,000	1.00%	69,255	94,079	(24,824)

*	Reflects the ratings of a nationally recognized ratings agency at period end. The credit rating serves as indicator of the current status of the payment/performance risk of the credit derivative. A rating of D would most likely indicate a trigger event of default has occurred although circumstances including bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium and restructuring may also cause a credit event to take place.

Total Return Bond Portfolio had an average notional balance on credit default swaps of $17,377,049 during the six months ended November 30, 2011.

Total Return Bond Portfolio’s credit default swap transactions may contain provisions for early termination in the event the net assets declines below specific levels identified by the counterparty. If these levels are triggered, the counterparty may terminate the transaction and seek payment or request full collateralization of the derivative transaction in net liability positions. On November 30, 2011, the aggregate fair value of all derivative instruments with net asset contingent features that were in a liability position amounted to $529,096.

The fair value, realized gains or losses and change in unrealized gains or losses on derivative instruments are reflected in the appropriate financial statements.

7. ACQUISITIONS

After the close of business on January 28, 2011, Diversified Large Cap Growth Portfolio acquired the net assets of Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio and Wells Fargo Advantage Large Company Growth Portfolio. The purpose of the transactions was to combine four funds with similar investment objectives and strategies. Diversified Large Cap Growth Portfolio was newly created to receive the assets of Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio and Wells Fargo Advantage Large Company Growth Portfolio. Wells Fargo Advantage Large Company Growth Portfolio became the accounting and performance survivor in the reorganization. The investment portfolio of Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio and Wells Fargo Advantage Large Company Growth Portfolio with fair values of $39,103,183, $19,707,063 and $128,195,321, respectively, and identified

198	Wells Fargo Advantage Allocation Funds	Notes to Financial Statements (Unaudited)

costs of $38,164,693, $19,599,174 and $118,513,716, respectively, at January 28, 2011, were the principal assets acquired by Diversified Large Cap Growth Portfolio. For financial reporting purposes, assets received by Diversified Large Cap Growth Portfolio were recorded at fair value; however, the cost basis of the investments received from Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio and Wells Fargo Advantage Large Company Growth Portfolio were carried forward to align ongoing reporting of Diversified Large Cap Growth Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The value of net assets acquired and unrealized gains (losses) acquired were as follows:

Acquired Fund	Value of Net Assets Acquired	Unrealized Gains
Wells Fargo Advantage Disciplined Growth Portfolio	$38,752,540	$938,490
Wells Fargo Advantage Large Cap Appreciation Portfolio	19,564,704	107,889
Wells Fargo Advantage Large Company Growth Portfolio	135,797,112	9,681,605

The aggregate net assets of Diversified Large Cap Growth Portfolio immediately before and after the acquisitions were $135,797,112 and $194,114,356, respectively.

Assuming the acquisitions had been completed October 1, 2010, the beginning of the annual reporting period for Diversified Large Cap Growth Portfolio, the pro forma results of operations for the eight months ended May 31, 2011 would have been:

Net investment income	$597,721
Net realized and unrealized gains on investments	$39,879,016
Net increase in net assets resulting from operations	$40,476,737

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements as applicable.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

Other Information (Unaudited)	Wells Fargo Advantage Allocation Funds	199

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the proxies relating to portfolio securities were voted during the most recent 12-month period ended June 30 is available without charge on the Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Funds are publicly available on the Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information is publicly available on the Web site on a monthly, seven-day or more delayed basis. Each Fund and Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, each Fund and Portfolio’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

200	Wells Fargo Advantage Allocation Funds	Other Information (Unaudited)

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trusts and Officers of the Trusts. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of each Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 138 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage Allocation Funds	201

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at www.wellsfargo.com/advantagefunds.

202	Wells Fargo Advantage Allocation Funds	List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPDR	— Standard & Poor’s Depositary Receipts
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Funds’ Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Funds’ Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2011 Wells Fargo Funds Management, LLC. All rights reserved.

206768 01-12 SAAFNLD/SAR109 11-11

Wells Fargo Advantage Equity Gateway Funds

Semi-Annual Report

November 30, 2011

■	Wells Fargo Advantage C&B Large Cap Value Fund

■	Wells Fargo Advantage Diversified Equity Fund

■	Wells Fargo Advantage Diversified Small Cap Fund

■	Wells Fargo Advantage Emerging Growth Fund

■	Wells Fargo Advantage Equity Value Fund

■	Wells Fargo Advantage Index Fund

■	Wells Fargo Advantage International Value Fund

■	Wells Fargo Advantage Small Company Growth Fund

■	Wells Fargo Advantage Small Company Value Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of November 30, 2011, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM ).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargo.com/advantagefunds. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $225 billion in assets under management, as of November 30, 2011.

Equity Funds
Asia Pacific Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Large Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
C&B Mid Cap Value Fund	Health Care Fund	Small Cap Value Fund
Capital Growth Fund	Index Fund	Small Company Growth Fund
Common Stock Fund	International Equity Fund	Small Company Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small/Mid Cap Core Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Social Sustainability Fund†
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Equity Value Fund	Precious Metals Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Asset Allocation Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Conservative Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Equity Gateway Funds	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The U.S. economic recovery progressed throughout the six-month period, yet the rate of growth remained subpar compared with most previous recovery cycles.

Dear Valued Shareholder,

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Equity Gateway Funds for the six-month period that ended November 30, 2011. For the full six-month period, all of the major equity indexes lost ground as the market continued to struggle against considerable global and domestic headwinds. As always, whatever the future may hold, we believe that most investors can benefit from creating and adhering to a well-diversified investment strategy. Over the long term, such a strategy may enable you to balance risks and opportunities as you pursue your financial goals in a dynamic market landscape.

The economic recovery progressed, but growth remained lackluster.

The U.S. economic recovery progressed throughout the six-month period, yet the rate of growth remained subpar compared with most previous recovery cycles.

2011 began amid greater optimism regarding the strength of the recovery, but a steady drumbeat of disappointing economic data in the spring and summer months cast renewed doubts on the recovery’s staying power. In September 2011, the Bureau of Economic Analysis (BEA) reported that U.S. gross domestic product (GDP) grew at a mere 1.3% annual rate in the second quarter of 2011, following anemic growth of 0.4%, annualized, in the first quarter. These figures suggested that the recovery, now in its third year, has been less robust than previously thought.

According to the BEA’s October 2011 estimate, GDP growth accelerated to an annual rate of 2.5% in the third quarter (subsequently revised down to an annual rate of 2.0% in the November 2011 estimate), reigniting hopes for a sustainable recovery. By the end of the six-month period, few economists believed that the U.S. economy was in danger of sliding back into recession, although many expected a persistent slow-growth environment in 2012.

The weak labor and housing markets slowed growth.

As has been the case throughout the recovery, the labor and housing markets continued to exert a drag on economic momentum during the six-month period.

To be sure, the labor market has improved somewhat. Initial unemployment claims have eased, and the private sector has been gradually adding jobs. However, the pace of hiring has not been brisk enough to produce a substantial drop in the unemployment rate, which stood at 8.6% as of November 2011—its lowest level since March 2009 but still well above its historical average. Meanwhile, the beleaguered housing market has shown only slight signs of life, with sluggish sales of both new and existing homes still putting downward pressure on prices.

Other economic data has been mildly encouraging. For example, industrial production has grown modestly in recent months. Even as the economic malaise has weighed on consumer confidence, consumers—especially more affluent ones—have demonstrated some resilience in their spending. Lower energy prices during the period likely helped prop up spending by giving consumers additional disposable income.

The Federal Reserve announced that it will keep rates low until 2013.

By the third quarter of 2011, concerns about inflation had largely been replaced by mounting angst over slowing economic growth. “Core” inflation—which excludes volatile energy and food prices—remained fairly benign throughout the period.

Letter to Shareholders	Wells Fargo Advantage Equity Gateway Funds	3

With inflation in check, the Federal Reserve (Fed) held its target range for the federal funds rate—a proxy for short-term interest rates—steady at 0% to 0.25%. At its August 9, 2011, meeting, the Federal Open Market Committee (FOMC) established a timetable for its commitment to keeping rates low. A statement issued by the FOMC after that meeting explained that economic conditions were likely to warrant exceptionally low levels for the federal funds rate at least through mid-2013.

On June 30, 2011, the Fed’s second round of quantitative easing (QE2) was completed as scheduled. In September 2011, the Fed unveiled “Operation Twist”—an economic stimulus program designed to lower long-term interest rates. Unlike the response to QE2, however, investors’ reaction to Operation Twist was decidedly muted.

The ailing economy and Europe’s escalating crisis drove the market.

At the outset of the six-month period, investors fretted over the approaching end of QE2, which had helped lift stock prices during the prior six months. As spring gave way to summer, the market climate increasingly shifted to one of anxiety over the fragile state of the U.S. and global economies. Investors not only worried that the U.S. might be on the brink of recession, they also feared that Europe’s sovereign debt problems could spiral out of control if a Greek default sparked financial contagion across the continent. In July and August of 2011, investor sentiment was also undermined by partisan wrangling over the federal debt ceiling and the downgrade of the U.S. credit rating.

The barrage of unsettling macro headlines led to heightened market turbulence and sharply falling stock prices in the third quarter of 2011. An October 2011 rally—fueled by improved economic data, continued strength in corporate profits, and hopes for a speedy resolution to the European crisis—reversed some of the damage. Although resurgent fears about Europe triggered further bouts of market volatility in November 2011, the month ended on a strong note as the world’s major central banks launched a joint action aimed at mitigating the effects of the crisis.

For the full six-month period, the S&P 500 Index1 of large-cap stocks lost 6.25% on a total-return basis. The Russell Midcap® Index2 and the Russell 2000® Index3 of small-cap stocks shed 10.70% and 12.43%, respectively, while the MSCI EAFE Index of international stocks declined by 16.56%.

Recent events have not altered our message to shareholders.

The recent market turmoil and an uncertain outlook going forward have left many investors questioning their resolve—and their investments. Yet, it is precisely at such times that the market may present opportunities—as well as challenges—for prudent investors. Bear in mind that many investors who indiscriminately sold their equity investments during the severe market downturn of 2008 to 2009 missed out

1.

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

2.

The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000® Index. You cannot invest directly in an index.

3.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

The barrage of unsettling macro headlines led to heightened market turbulence and sharply falling stock prices in the third quarter of 2011.

4	Wells Fargo Advantage Equity Gateway Funds	Letter to Shareholders

on the impressive two-year rebound that followed. The lesson to be learned from these dramatic market events is that, for many investors, simply building and maintaining a well-diversified4 investment plan is the best long-term strategy.

To help you develop a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 110 mutual funds and other investments spanning a wide range of asset classes and investment styles. While diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at www.wellsfargo.com/advantagefunds, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4.	Diversification does not assure or guarantee better performance and cannot eliminate the risk of investment losses.

Performance Highlights (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	5

Wells Fargo Advantage C&B Large Cap Value Fund1

INVESTMENT OBJECTIVE

The Fund seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER FOR MASTER

PORTFOLIO

Cooke & Bieler, L.P.

PORTFOLIO MANAGERS

Kermit S. Eck, CFA3

Daren C. Heitman, CFA

Steve Lyons, CFA

Michael M. Meyer, CFA

Edward W. O’Connor, CFA

R. James O’Neil, CFA

Mehul Trivedi, CFA

William Weber, CFA

FUND INCEPTION

May 15, 1990

TEN LARGEST EQUITY HOLDINGS[2] (AS OF NOVEMBER 30, 2011)
Exxon Mobil Corporation	3.71%
Omnicom Group Incorporated	3.32%
State Street Corporation	3.30%
Johnson & Johnson Services Incorporated	3.17%
Kohl’s Corporation	3.11%
American Express Company	2.87%
Colgate-Palmolive Company	2.79%
NVR Incorporated	2.76%
Vodafone Group plc ADR	2.74%
Western Union Company	2.65%

SECTOR DISTRIBUTION[4] (AS OF NOVEMBER 30, 2011)

1.	The Fund is a gateway feeder fund that invests all its assets in a single master portfolio of the Wells Fargo Master Trust (the “Master Trust”) with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests. See Notes to Financial Statements for a discussion of the Master Trust.

2.	The ten largest equity holdings are calculated based on the value of the portfolio securities of the master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

3.	Effective December 31, 2011, Kermit Eck retired as Portfolio Manager of the Fund. The Fund will continue to be managed by Daren Heitman, Steve Lyons, Michael Meyer, Edward O’Connor, James O’Neil, Mehul Trivedi, and William Weber.

4.	Sector distribution is subject to change and represents the sector distribution of the master portfolio which is calculated based on total long-term investments of the master portfolio.

6	Wells Fargo Advantage Equity Gateway Funds	Performance Highlights (Unaudited)

Wells Fargo Advantage C&B Large Cap Value Fund (continued)

AVERAGE ANNUAL TOTAL RETURN5 (%) (AS OF NOVEMBER 30, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[6]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[7]
Class A (CBEAX)	07/26/2004	(13.54)	(1.50)	(3.13)	3.49	(8.28)	4.49	(1.97)	4.10	1.31%	1.15%
Class B (CBEBX)**	07/26/2004	(13.53)	(1.32)	(3.12)	3.58	(8.53)	3.68	(2.67)	3.58	2.06%	1.90%
Class C (CBECX)	07/26/2004	(9.55)	2.65	(2.67)	3.35	(8.55)	3.65	(2.67)	3.35	2.06%	1.90%
Administrator Class (CBLLX)	07/26/2004					(8.06)	4.62	(1.75)	4.26	1.15%	0.95%
Institutional Class (CBLSX)	07/26/2004					(8.02)	4.91	(1.48)	4.48	0.88%	0.70%
Investor Class (CBEQX)	05/15/1990					(8.28)	4.38	(1.96)	4.10	1.38%	1.20%
Russell 1000® Value Index[8]						(9.00)	6.17	(2.59)	3.93

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Consult the Fund’s prospectus for additional information on these and other risks.

5.	Effective June 20, 2008, Class D was renamed Investor Class and modified to assume the features and attributes of the Investor Class. Historical performance shown for Class A, Class B and Class C shares prior to their inception reflects the performance of the Investor Class shares, adjusted to reflect the higher expenses applicable to Class A, Class B and Class C shares. Historical performance shown for the Administrator and Institutional Class shares prior to their inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher.

6.	Reflects the expense ratios as stated in the most recent prospectuses.

7.	The Adviser has committed through September 30, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown above. Without this cap, the Fund’s returns would have been lower.

8.	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

Performance Highlights (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	7

Wells Fargo Advantage Diversified Equity Fund1

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISERS FOR MASTER

PORTFOLIOS

Artisan Partners Limited Partnership

Cooke & Bieler, L.P.

Golden Capital Management, LLC

LSV Asset Management

Peregrine Capital Management, Inc.

Phocas Financial Corporation

SSgA Funds Management, Inc.

Systematic Financial Management, L.P.

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Thomas C. Biwer, CFA

Christian L. Chan, CFA

Andrew Owen, CFA

FUND INCEPTION

December 31, 1988

TEN LARGEST EQUITY HOLDINGS[2] (AS OF NOVEMBER 30, 2011)
Apple Incorporated	2.53%
Exxon Mobil Corporation	1.31%
Google Incorporated Class A	1.17%
Chevron Corporation	1.16%
JP Morgan Chase & Company	0.88%
QUALCOMM Incorporated	0.88%
General Electric Company	0.84%
Johnson & Johnson	0.80%
Pfizer Incorporated	0.79%
EMC Corporation	0.77%

SECTOR DISTRIBUTION[3] (AS OF NOVEMBER 30, 2011)

1.	The Fund is a gateway blended fund that invests all its assets in two or more master portfolios of the Wells Fargo Master Trust (the “Master Trust”) in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests. See Notes to Financial Statements for a discussion of the Master Trust.

2.	The ten largest equity holdings are calculated based on the value of the portfolio securities of the master portfolios allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

3.	Sector distribution is subject to change and represents the aggregate sector distribution of the master portfolios which is calculated based on the aggregate total long-term investments of the master portfolios.

8	Wells Fargo Advantage Equity Gateway Funds	Performance Highlights (Unaudited)

Wells Fargo Advantage Diversified Equity Fund (continued)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF NOVEMBER 30, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Class A (NVDAX)	05/02/1996	(14.60)	(1.52)	(2.59)	1.69	(9.39)	4.49	(1.43)	2.30	1.40%	1.25%
Class B (NVDBX)**	05/06/1996	(14.72)	(1.33)	(2.62)	1.76	(9.72)	3.67	(2.18)	1.76	2.15%	2.00%
Class C (WFDEX)	10/01/1998	(10.74)	2.68	(2.18)	1.53	(9.74)	3.68	(2.18)	1.53	2.15%	2.00%
Administrator Class (NVDEX)	11/11/1994					(9.27)	4.71	(1.19)	2.55	1.24%	1.00%
Diversified Equity Composite Index[6]						(8.83)	5.31	(0.52)	3.81
S&P 500 Index[7]						(6.25)	7.83	(0.18)	2.91

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk and smaller company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown above. Without this cap, the Fund’s returns would have been lower.

6.

Source: Wells Fargo Funds Management, LLC. The Diversified Equity Composite Index is weighted 25% in the Russell 1000® Value Index (measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values), 25% in the S&P 500® Index, 25% in the Russell 1000® Growth Index (measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values), 15% in the MSCI EAFE Index (an unmanaged group of securities generally representative of the stock markets of Europe, Australasia and the Far East), and 10% in the Russell 2000® Index (measures the performance of the 2,000 smallest companies in the Russell 3000® Index). You cannot invest directly in an index.

7.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

Performance Highlights (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	9

Wells Fargo Advantage Diversified Small Cap Fund1

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISERS FOR MASTER

PORTFOLIOS

Peregrine Capital Management, Inc.

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Thomas C. Biwer, CFA

Christian L. Chan, CFA

Andrew Owen, CFA

FUND INCEPTION

December 31, 1997

TEN LARGEST EQUITY HOLDINGS[2] (AS OF NOVEMBER 30, 2011)
Randgold Resources Limited ADR	1.63%
Interoil Corporation	1.33%
Synchronoss Technologies Incorporated	0.81%
Argo Group International Holdings Limited	0.79%
NxStage Medical Incorporated	0.77%
McMoRan Exploration Company	0.77%
Akorn Incorporated	0.75%
Sonosite Incorporated	0.74%
Chimera Investment Corporation	0.72%
Range Resources Corporation	0.69%

SECTOR DISTRIBUTION[3] (AS OF NOVEMBER 30, 2011)

1.	The Fund is a gateway blended fund that invests all its assets in two or more master portfolios of the Wells Fargo Master Trust (the “Master Trust”) in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests. See Notes to Financial Statements for a discussion of the Master Trust.

2.	The ten largest equity holdings are calculated based on the value of the portfolio securities of the master portfolios allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

3.	Sector distribution is subject to change and represents the aggregate sector distribution of the master portfolios which is calculated based on the aggregate total long-term investments of the master portfolios.

10	Wells Fargo Advantage Equity Gateway Funds	Performance Highlights (Unaudited)

Wells Fargo Advantage Diversified Small Cap Fund (continued)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF NOVEMBER 30, 2011)

						Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Administrator Class (NVDSX)	12/31/1997	(11.26)	3.54	(0.04)	6.38	1.43%	1.00%
Russell 2000® Index[6]		(12.43)	2.75	0.09	6.18

*	Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

4.	Reflects the expense ratios as stated in the most recent prospectus.

5.	The Adviser has committed through September 30, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. Without this cap, the Fund’s returns would have been lower.

6.

Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

Performance Highlights (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	11

Wells Fargo Advantage Emerging Growth Fund1

The Fund is closed to new investors2.

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER FOR MASTER

PORTFOLIO

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Joseph M. Eberhardy, CFA, CPA

Thomas C. Ognar, CFA

Bruce C. Olson, CFA

FUND INCEPTION

January 31, 2007

TEN LARGEST EQUITY HOLDINGS[3] (AS OF NOVEMBER 30, 2011)
Akorn Incorporated	2.92%
Wright Express Corporation	2.66%
Chart Industries Incorporated	2.54%
Financial Engines Incorporated	2.51%
Northern Oil & Gas Incorporated	2.49%
HMS Holdings Corporation	2.33%
Fortinet Incorporated	2.21%
Life Time Fitness Incorporated	2.18%
Polypore International Incorporated	2.17%
LogMeIn Incorporated	2.13%

SECTOR DISTRIBUTION[4] (AS OF NOVEMBER 30, 2011)

1.	The Fund is a gateway feeder fund that invests all its assets in a single master portfolio of the Wells Fargo Master Trust (the “Master Trust”) with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests. See Notes to Financial Statements for a discussion of the Master Trust.

2.	Please see the Statement of Additional Information for further details.

3.	The ten largest equity holdings are calculated based on the value of the portfolio securities of the master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

4.	Sector distribution is subject to change and represents the sector distribution of the master portfolio which is calculated based on total long-term investments of the master portfolio.

12	Wells Fargo Advantage Equity Gateway Funds	Performance Highlights (Unaudited)

Wells Fargo Advantage Emerging Growth Fund (continued)

AVERAGE ANNUAL TOTAL RETURN5 (%) (AS OF NOVEMBER 30, 2011)

		Including Sales Charge			Excluding Sales Charge			Expense Ratios[6]
	Inception Date	6 Months*	1 Year	Life of Fund	6 Months*	1 Year	Life of Fund	Gross	Net[7]
Class A (WEMAX)	03/31/2008	(13.72)	7.29	2.71	(8.46)	13.84	3.98	3.04%	1.37%
Class C (WEMCX)	03/31/2008	(9.74)	12.06	3.22	(8.74)	13.06	3.22	3.79%	2.12%
Administrator Class (WFGDX)	01/31/2007				(8.40)	13.92	4.22	2.88%	1.20%
Institutional Class (WEMIX)	03/31/2008				(8.25)	14.41	4.44	2.61%	0.90%
Investor Class (WFGTX)	01/31/2007				(8.42)	13.78	3.97	3.11%	1.44%
Russell 2000® Growth Index[8]					(12.31)	4.70	1.82

*	Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

5.	Historical performance shown for Class C shares prior to their inception reflects the performance of the Investor Class shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for Class A shares prior to their inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher.

6.	Reflects the expense ratios as stated in the most recent prospectuses.

7.	The Adviser has committed through September 30, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown above. Without this cap, the Fund’s returns would have been lower.

8.	The Russell 2000® Growth Index measures the performance of those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

Performance Highlights (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	13

Wells Fargo Advantage Equity Value Fund1

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER FOR MASTER

PORTFOLIO

Systematic Financial Management, L.P.

PORTFOLIO MANAGERS

D. Kevin McCreesh, CFA

Ronald M. Mushock, CFA

FUND INCEPTION

August 29, 2003

TEN LARGEST EQUITY HOLDINGS[2] (AS OF NOVEMBER 30, 2011)
Chevron Corporation	3.49%
Pfizer Incorporated	3.05%
UnitedHealth Group Incorporated	2.98%
JPMorgan Chase & Company	2.74%
Discover Financial Services	2.72%
AT&T Incorporated	2.68%
General Electric Company	2.60%
FirstEnergy Corporation	2.56%
PNC Financial Services Group Incorporated	2.48%
Freeport-McMoRan Copper & Gold Incorporated Class B	2.08%

SECTOR DISTRIBUTION[3] (AS OF NOVEMBER 30, 2011)

1.	The Fund is a gateway feeder fund that invests all its assets in a single master portfolio of the Wells Fargo Master Trust (the “Master Trust”) with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests. See Notes to Financial Statements for a discussion of the Master Trust.

2.	The ten largest equity holdings are calculated based on the value of the portfolio securities of the master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

3.	Sector distribution is subject to change and represents the sector distribution of the master portfolio which is calculated based on total long-term investments of the master portfolio.

14	Wells Fargo Advantage Equity Gateway Funds	Performance Highlights (Unaudited)

Wells Fargo Advantage Equity Value Fund (continued)

AVERAGE ANNUAL TOTAL RETURN4 (%) (AS OF NOVEMBER 30, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[5]
	Inception Date	6 Months*	1 Year	5 Year	Life of Fund	6 Months*	1 Year	5 Year	Life of Fund	Gross	Net[6]
Class A (WLVAX)	08/29/2003	(18.99)	(5.56)	(4.17)	3.33	(14.05)	0.20	(3.03)	4.07	1.32%	1.24%
Class B (WLVBX)**	08/29/2003	(19.37)	(5.50)	(4.20)	3.43	(14.37)	(0.50)	(3.73)	3.43	2.07%	1.99%
Class C (WLVCX)	08/29/2003	(15.41)	(1.59)	(3.77)	3.29	(14.41)	(0.59)	(3.77)	3.29	2.07%	1.99%
Class R (WLVRX)	08/26/2011					(14.18)	(0.02)	(3.24)	3.86	1.57%	1.49%
Administrator Class (WLVIX)	08/29/2003					(14.00)	0.42	(2.77)	4.36	1.16%	1.00%
Institutional Class (WLVSX)	08/31/2006					(13.80)	0.68	(2.53)	4.52	0.89%	0.75%
Russell 1000® Value Index[7]						(9.00)	6.17	(2.59)	4.85

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Consult the Fund’s prospectus for additional information on these and other risks.

4.	Historical performance shown for Class R shares prior to their inception reflects the performance of the Administrator Class shares, adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher.

5.	Reflects the expense ratios as stated in the most recent prospectuses.

6.	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown above. Without this cap, the Fund’s returns would have been lower.

7.	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

Performance Highlights (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	15

Wells Fargo Advantage Index Fund1

INVESTMENT OBJECTIVE

The Fund seeks to replicate the total rate of return of the S&P 500 Index, before fees and expenses.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER FOR MASTER

PORTFOLIO

Golden Capital Management, LLC

PORTFOLIO MANAGERS

Weidong Li, CFA

Brad Ursillo, CFA

FUND INCEPTION

February 14, 1985

TEN LARGEST EQUITY HOLDINGS[2] (AS OF NOVEMBER 30, 2011)
Exxon Mobil Corporation	3.32%
Apple Incorporated	3.00%
International Business Machines Corporation	1.90%
Chevron Corporation	1.75%
Microsoft Corporation	1.62%
Proctor & Gamble Company	1.50%
Johnson & Johnson	1.50%
AT&T Incorporated	1.46%
General Electric Company	1.43%
Pfizer Incorporated	1.33%

SECTOR DISTRIBUTION[3] (AS OF NOVEMBER 30, 2011)

1.	The Fund is a gateway feeder fund that invests all its assets in a single master portfolio of the Wells Fargo Master Trust (the “Master Trust”) with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests. See Notes to Financial Statements for a discussion of the Master Trust.

2.	The ten largest equity holdings are calculated based on the value of the portfolio securities of the master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

3.	Sector distribution is subject to change and represents the sector distribution of the master portfolio which is calculated based on total long-term investments of the master portfolio.

16	Wells Fargo Advantage Equity Gateway Funds	Performance Highlights (Unaudited)

Wells Fargo Advantage Index Fund (continued)

AVERAGE ANNUAL TOTAL RETURN4 (%) (AS OF NOVEMBER 30, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[5]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[6]
Class A (WFILX)	11/04/1998	(11.85)	1.13	(1.84)	1.75	(6.47)	7.30	(0.67)	2.35	0.68%	0.56%
Class B (WFIMX)**	11/03/1998	(11.50)	1.47	(1.72)	1.82	(6.84)	6.47	(1.42)	1.82	1.43%	1.31%
Class C (WFINX)	04/30/1999	(7.81)	5.49	(1.42)	1.59	(6.81)	6.49	(1.42)	1.59	1.43%	1.31%
Administrator Class (WFIOX)	02/14/1985					(6.32)	7.63	(0.41)	2.62	0.37%	0.25%
Investor Class (WFIRX)	07/16/2010					(6.41)	7.44	(0.64)	2.39	0.75%	0.45%
S&P 500 Index[7]						(6.25)	7.83	(0.18)	2.91

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund’s prospectus for additional information on these and other risks.

4.	Historical performance shown for the Investor Class shares prior to their inception reflects the performance of the Administrator Class shares, adjusted to reflect the higher expenses applicable to the Investor Class. Historical performance shown for all classes of the Fund prior to July 19, 2010 is based on the performance of the Fund’s predecessor, Evergreen Equity Index Fund.

5.	Reflects the expense ratios as stated in the most recent prospectuses.

6.	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown above. Without this cap, the Fund’s returns would have been lower.

7.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

Performance Highlights (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	17

Wells Fargo Advantage International Value Fund1

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER FOR MASTER

PORTFOLIO

LSV Asset Management

PORTFOLIO MANAGERS

Josef Lakonishok

Puneet Mansharamani, CFA

Menno Vermeulen, CFA

FUND INCEPTION

October 31, 2003

TEN LARGEST EQUITY HOLDINGS[2] (AS OF NOVEMBER 30, 2011)
Royal Dutch Shell plc	3.33%
Sanofi-Aventis SA	2.06%
AstraZeneca SA	1.68%
Roche Holdings AG	1.56%
Vodafone Group plc	1.53%
China Petroleum & Chemical Corporation	1.50%
Novartis AG	1.48%
Total SA	1.47%
BT Group plc	1.42%
GlaxoSmithKline plc	1.35%

SECTOR DISTRIBUTION[3] (AS OF NOVEMBER 30, 2011)

1.	The Fund is a gateway feeder fund that invests all its assets in a single master portfolio of the Wells Fargo Master Trust (the “Master Trust”) with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests. See Notes to Financial Statements for a discussion of the Master Trust.

2.	The ten largest equity holdings are calculated based on the value of the portfolio securities of the master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

3.	Sector distribution is subject to change and represents the sector distribution of the master portfolio which is calculated based on total long-term investments of the master portfolio.

18	Wells Fargo Advantage Equity Gateway Funds	Performance Highlights (Unaudited)

Wells Fargo Advantage International Value Fund (continued)

AVERAGE ANNUAL TOTAL RETURN4 (%) (AS OF NOVEMBER 30, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[5]
	Inception Date	6 Months*	1 Year	5 Year	Life of Fund	6 Months*	1 Year	5 Year	Life of Fund	Gross	Net[6]
Class A (WFFAX)	10/31/2003	(21.67)	(9.25)	(6.86)	3.39	(16.89)	(3.72)	(5.75)	4.15	1.54%	1.50%
Class B (WFVBX)**	04/08/2005	(22.22)	(9.48)	(7.01)	3.46	(17.22)	(4.48)	(6.48)	3.46	2.29%	2.25%
Class C (WFVCX)	04/08/2005	(18.19)	(5.41)	(6.47)	3.35	(17.19)	(4.41)	(6.47)	3.35	2.29%	2.25%
Administrator Class (WFVDX)	04/08/2005					(16.77)	(3.50)	(5.54)	4.34	1.38%	1.25%
Institutional Class (WFVIX)	08/31/2006					(16.74)	(3.30)	(5.35)	4.47	1.11%	1.05%
MSCI EAFE® Value Index[7]						(17.11)	(4.27)	(5.58)	5.02

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to smaller company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

4.	Historical performance shown for Class B and Class C shares prior to their inception reflects the performance of Class A shares, adjusted to reflect the higher expenses applicable to Class B and C shares. Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Class A shares, and includes the higher expenses applicable to the Class A shares. If these expenses had not been included, returns would be higher.

5.	Reflects the expense ratios as stated in the most recent prospectuses.

6.	The Adviser has committed through September 30, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown above. Without this cap, the Fund’s returns would have been lower.

7.	The Morgan Stanley Capital International Europe, Australasia, and Far East Value Index (MSCI EAFE Value Index) is an unmanaged market capitalization index designed to measure the performance of value securities within developed equity markets, excluding the United States & Canada. You cannot invest directly in an index.

Performance Highlights (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	19

Wells Fargo Advantage Small Company Growth Fund1

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER FOR MASTER

PORTFOLIO

Peregrine Capital Management, Inc.

PORTFOLIO MANAGERS

William A. Grierson, CFA

Daniel J. Hagen, CFA

Robert B. Mersky, CFA

James P. Ross, CFA

Paul E. von Kuster, CFA

FUND INCEPTION

December 31, 1982

TEN LARGEST EQUITY HOLDINGS[2] (AS OF NOVEMBER 30, 2011)
Gentex Corporation	1.70%
OSI Systems Incorporated	1.26%
Evercore Partners Incorporated Class A	1.24%
Omnicell Incorporated	1.23%
Parametric Technology Corporation	1.20%
Lions Gate Entertainment Corporation	1.18%
Energy XXI Bermuda Limited	1.11%
SS&C Technologies Holdings	1.11%
Sensata Technologies Holdings NV	1.10%
Synchronoss Technologies Incorporated	1.07%

SECTOR DISTRIBUTION[3] (AS OF NOVEMBER 30, 2011)

1.	The Fund is a gateway feeder fund that invests all its assets in a single master portfolio of the Wells Fargo Master Trust (the “Master Trust”) with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests. See Notes to Financial Statements for a discussion of the Master Trust.

2.	The ten largest equity holdings are calculated based on the value of the portfolio securities of the master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

3.	Sector distribution is subject to change and represents the sector distribution of the master portfolio which is calculated based on total long-term investments of the master portfolio.

20	Wells Fargo Advantage Equity Gateway Funds	Performance Highlights (Unaudited)

Wells Fargo Advantage Small Company Growth Fund (continued)

AVERAGE ANNUAL TOTAL RETURN4 (%) (AS OF NOVEMBER 30, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[5]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[6]
Class A (WFSAX)	01/30/2004	(19.83)	0.07	0.31	3.78	(14.94)	6.17	1.51	4.40	1.44%	1.44%
Class B (WFSBX)**	01/30/2004	(20.27)	0.36	0.36	3.86	(15.27)	5.36	0.75	3.86	2.19%	2.19%
Class C (WSMCX)	01/30/2004	(16.28)	4.34	0.77	3.70	(15.28)	5.34	0.77	3.70	2.19%	2.19%
Administrator Class (NVSCX)	11/11/1994					(14.86)	6.41	1.78	4.67	1.28%	1.20%
Institutional Class (WSCGX)	03/31/2008					(14.76)	6.66	1.94	4.75	1.01%	0.95%
Russell 2000® Growth Index[7]						(12.31)	4.70	2.08	5.14

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

4.	Historical performance shown for Class A, Class B, and Class C shares prior to their inception reflects the performance of the Administrator Class shares, adjusted to reflect the higher expenses applicable to Class A, Class B, and Class C shares. Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher.

5.	Reflects the expense ratios as stated in the most recent prospectuses.

6.	The Adviser has committed through September 30, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.45% for Class A, 2.20% for Class B, 2.20% for Class C, 1.20% for Administrator Class, and 0.95% for Institutional Class. Without this cap, the Fund’s returns would have been lower.

7.

The Russell 2000® Growth Index measures the performance shown of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

Performance Highlights (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	21

Wells Fargo Advantage Small Company Value Fund1

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER FOR MASTER

PORTFOLIO

Peregrine Capital Management, Inc.

PORTFOLIO MANAGERS

Jason R. Ballsrud, CFA

Tasso H. Coin, Jr., CFA

Douglas G. Pugh, CFA

FUND INCEPTION

June 1, 1997

TEN LARGEST EQUITY HOLDINGS[2] (AS OF NOVEMBER 30, 2011)
Employers Holdings Incorporated	1.51%
Aeropostale Incorporated	1.42%
United Rentals Incorporated	1.41%
Key Energy Services Incorporated	1.39%
DreamWorks Animation SKG Incorporated	1.37%
Select Medical Holdings Corporation	1.33%
RSC Holdings Incorporated	1.33%
WellCare Health Plans Incorporated	1.32%
Berry Petroleum Company Class A	1.30%
NETGEAR Incorporated	1.29%

SECTOR DISTRIBUTION[3] (AS OF NOVEMBER 30, 2011)

1.	The Fund is a gateway feeder fund that invests all its assets in a single master portfolio of the Wells Fargo Master Trust (the “Master Trust”) with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests. See Notes to Financial Statements for a discussion of the Master Trust.

2.	The ten largest equity holdings are calculated based on the value of the portfolio securities of the master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

3.	Sector distribution is subject to change and represents the sector distribution of the master portfolio which is calculated based on total long-term investments of the master portfolio.

22	Wells Fargo Advantage Equity Gateway Funds	Performance Highlights (Unaudited)

Wells Fargo Advantage Small Company Value Fund (continued)

AVERAGE ANNUAL TOTAL RETURN4 (%) (AS OF NOVEMBER 30, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[5]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[6]
Class A (SCVAX)	01/31/2002	(17.43)	(2.81)	(2.84)	6.23	(12.40)	3.11	(1.68)	6.86	1.49%	1.45%
Class B (SCVBX)**	01/31/2002	(17.78)	(2.71)	(2.81)	6.30	(12.78)	2.29	(2.37)	6.30	2.24%	2.20%
Class C (SCVFX)	08/30/2002	(13.71)	1.38	(2.35)	6.08	(12.71)	2.38	(2.35)	6.08	2.24%	2.20%
Administrator Class (SCVIX)	01/31/2002					(12.26)	3.39	(1.37)	7.14	1.33%	1.20%
Institutional Class (SCVNX)	07/30/2010					(12.24)	3.55	(1.33)	7.16	1.06%	1.00%
Russell 2000® Value Index[7]						(12.54)	0.77	(2.01)	6.87

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

4.	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for the Administrator Class, Class A, Class B and Class C shares prior to their inception reflects the performance of the Small Company Value Portfolio, a master portfolio in which the Fund invests, adjusted to reflect Administrator Class, Class A, Class B and Class C expenses. The Small Company Value Portfolio has a substantially similar investment objective and substantially similar investment strategies as the Fund.

5.	Reflects the expense ratios as stated in the most recent prospectuses.

6.	The Adviser has committed through September 30, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown above. Without this cap, the Fund’s returns would have been lower.

7.	The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to- book ratios and lower forecasted growth values. You cannot invest directly in an index.

Fund Expenses (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	23

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2011 to November 30, 2011.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Wells Fargo Advantage C&B Large Cap Value Fund	Beginning Account Value 06-01-2011	Ending Account Value 11-30-2011	Expenses Paid During the Period¹	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$917.24	$5.51	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	$5.81	1.15%
Class B
Actual	$1,000.00	$914.75	$9.10	1.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.50	$9.57	1.90%
Class C
Actual	$1,000.00	$914.55	$9.09	1.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.50	$9.57	1.90%
Administrator Class
Actual	$1,000.00	$919.45	$4.56	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.25	$4.80	0.95%
Institutional Class
Actual	$1,000.00	$919.82	$3.36	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.50	$3.54	0.70%
Investor Class
Actual	$1,000.00	$917.24	$5.75	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$6.06	1.20%

24	Wells Fargo Advantage Equity Gateway Funds	Fund Expenses (Unaudited)

Wells Fargo Advantage Diversified Equity Fund	Beginning Account Value 06-01-2011	Ending Account Value 11-30-2011	Expenses Paid During the Period¹	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$906.09	$5.96	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.31	1.25%
Class B
Actual	$1,000.00	$902.76	$9.51	2.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.00	$10.08	2.00%
Class C
Actual	$1,000.00	$902.57	$9.51	2.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.00	$10.08	2.00%
Administrator Class
Actual	$1,000.00	$907.32	$4.77	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.05	1.00%
Wells Fargo Advantage Diversified Small Cap Fund
Administrator Class
Actual	$1,000.00	$887.35	$4.72	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.05	1.00%
Wells Fargo Advantage Emerging Growth Fund
Class A
Actual	$1,000.00	$915.40	$6.56	1.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	$6.91	1.37%
Class C
Actual	$1,000.00	$912.57	$10.18	2.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.35	$10.73	2.13%
Administrator Class
Actual	$1,000.00	$916.04	$5.70	1.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.01	1.19%
Institutional Class
Actual	$1,000.00	$917.48	$4.31	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.55	0.90%
Investor Class
Actual	$1,000.00	$915.84	$6.94	1.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.75	$7.31	1.45%
Wells Fargo Advantage Equity Value Fund
Class A
Actual	$1,000.00	$859.50	$5.76	1.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	$6.26	1.24%
Class B
Actual	$1,000.00	$856.32	$9.24	1.99%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.05	$10.02	1.99%
Class C
Actual	$1,000.00	$855.90	$9.23	1.99%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.05	$10.02	1.99%
Class R
Actual	$1,000.00	$1,044.48	$7.62	1.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.52	1.49%
Administrator Class
Actual	$1,000.00	$859.96	$4.65	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.05	1.00%
Institutional Class
Actual	$1,000.00	$861.97	$3.49	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.25	$3.79	0.75%

Fund Expenses (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	25

Wells Fargo Advantage Index Fund	Beginning Account Value 06-01-2011	Ending Account Value 11-30-2011	Expenses Paid During the Period¹	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$935.34	$2.71	0.56%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.20	$2.83	0.56%
Class B
Actual	$1,000.00	$931.61	$6.33	1.31%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.45	$6.61	1.31%
Class C
Actual	$1,000.00	$931.88	$6.33	1.31%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.45	$6.61	1.31%
Administrator Class
Actual	$1,000.00	$936.78	$1.21	0.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.75	$1.26	0.25%
Investor Class
Actual	$1,000.00	$935.94	$2.18	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.75	$2.28	0.45%
Wells Fargo Advantage International Value Fund
Class A
Actual	$1,000.00	$831.08	$6.68	1.46%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.70	$7.36	1.46%
Class B
Actual	$1,000.00	$827.83	$10.10	2.21%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.95	$11.13	2.21%
Class C
Actual	$1,000.00	$828.14	$10.10	2.21%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.95	$11.13	2.21%
Administrator Class
Actual	$1,000.00	$832.26	$5.73	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.31	1.25%
Institutional Class
Actual	$1,000.00	$832.62	$4.72	1.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.85	$5.20	1.03%
Wells Fargo Advantage Small Company Growth Fund
Class A
Actual	$1,000.00	$850.61	$6.66	1.44%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.80	$7.26	1.44%
Class B
Actual	$1,000.00	$847.27	$10.11	2.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.05	$11.03	2.19%
Class C
Actual	$1,000.00	$847.17	$10.11	2.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.05	$11.03	2.19%
Administrator Class
Actual	$1,000.00	$851.42	$5.55	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$6.06	1.20%
Institutional Class
Actual	$1,000.00	$852.45	$4.40	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.25	$4.80	0.95%

26	Wells Fargo Advantage Equity Gateway Funds	Fund Expenses (Unaudited)

Wells Fargo Advantage Small Company Value Fund	Beginning Account Value 06-01-2011	Ending Account Value 11-30-2011	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$876.04	$6.80	1.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.75	$7.31	1.45%
Class B
Actual	$1,000.00	$872.18	$10.30	2.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.00	$11.08	2.20%
Class C
Actual	$1,000.00	$872.93	$10.30	2.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.00	$11.08	2.20%
Administrator Class
Actual	$1,000.00	$877.40	$5.63	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$6.06	1.20%
Institutional Class
Actual	$1,000.00	$877.65	$4.41	0.94%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$4.75	0.94%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	27

C&B LARGE CAP VALUE FUND

Security Name	Shares	Value

Affiliated Master Portfolio: 100.04%
Wells Fargo Advantage C&B Large Cap Value Portfolio	N/A	$298,119,604

Total Affiliated Master Portfolios (Cost $269,586,517)		298,119,604

Total Investments in Securities
(Cost $269,586,517)*	100.04%	298,119,604
Other Assets and Liabilities, Net	(0.04)	(132,937)

Total Net Assets	100.00%	$297,986,667

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

DIVERSIFIED EQUITY FUND

Security Name	Shares	Value

Affiliated Master Portfolios: 100.17%
Wells Fargo Advantage C&B Large Cap Value Portfolio	N/A	$34,100,629
Wells Fargo Advantage Diversified Large Cap Growth Portfolio	N/A	102,305,610
Wells Fargo Advantage Emerging Growth Portfolio	N/A	10,384,259
Wells Fargo Advantage Equity Value Portfolio	N/A	34,151,646
Wells Fargo Advantage Index Portfolio	N/A	103,056,049
Wells Fargo Advantage International Equity Portfolio	N/A	14,961,086
Wells Fargo Advantage International Growth Portfolio	N/A	14,985,731
Wells Fargo Advantage International Index Portfolio	N/A	14,830,150
Wells Fargo Advantage International Value Portfolio	N/A	14,767,477
Wells Fargo Advantage Large Company Value Portfolio	N/A	34,190,494
Wells Fargo Advantage Small Cap Value Portfolio	N/A	10,353,440
Wells Fargo Advantage Small Company Growth Portfolio	N/A	10,237,310
Wells Fargo Advantage Small Company Value Portfolio	N/A	10,376,542

Total Affiliated Master Portfolios (Cost $395,168,367)		408,700,423

	Principal
Other: 0.08%
Gryphon Funding Limited, Pass-Through Entity(a)(i)	$369,714	206,989
VFNC Corporation, Pass-Through Entity, 0.26%(a)(i)144A±	422,425	132,727

Total Other (Cost $237,450)		339,716

Total Investments in Securities
(Cost $395,405,817)*	100.25%	409,040,139
Other Assets and Liabilities, Net	(0.25)	(1,014,662)

Total Net Assets	100.00%	$408,025,477

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investment.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	29

DIVERSIFIED SMALL CAP FUND

Security Name	Shares	Value

Affiliated Master Portfolios: 99.45%
Wells Fargo Advantage Emerging Growth Portfolio	N/A	$29,831,193
Wells Fargo Advantage Small Cap Value Portfolio	N/A	29,889,515
Wells Fargo Advantage Small Company Growth Portfolio	N/A	29,444,461
Wells Fargo Advantage Small Company Value Portfolio	N/A	29,888,371

Total Affiliated Master Portfolios (Cost $115,785,690)		119,053,540

	Principal
Other: 0.54%
Gryphon Funding Limited, Pass-Through Entity(a)(i)	$707,958	254,157
VFNC Corporation, Pass-Through Entity, 0.26%(a)(i)144A±	808,893	396,358

Total Other (Cost $454,688)		650,515

Total Investments in Securities
(Cost $116,240,378)*	99.99%	119,704,055
Other Assets and Liabilities, Net	0.01	7,225

Total Net Assets	100.00%	$119,711,280

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investment.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

EMERGING GROWTH FUND

Security Name	Shares	Value

Affiliated Master Portfolio: 100.02%
Wells Fargo Advantage Emerging Growth Portfolio	N/A	$883,896,647

Total Affiliated Master Portfolio (Cost $840,915,049)		883,896,647

Total Investments in Securities
(Cost $840,915,049)*	100.02%	883,896,647
Other Assets and Liabilities, Net	(0.02)	(152,790)

Total Net Assets	100.00%	$883,743,857

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	31

EQUITY VALUE FUND

Security Name	Shares	Value

Affiliated Master Portfolio: 100.13%
Wells Fargo Advantage Equity Value Portfolio	N/A	$860,666,339

Total Affiliated Master Portfolio (Cost $818,151,098)		860,666,339

Total Investments in Securities
(Cost $818,151,098)*	100.13%	860,666,339
Other Assets and Liabilities, Net	(0.13)	(1,143,733)

Total Net Assets	100.00%	$859,522,606

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

INDEX FUND

Security Name	Shares	Value

Affiliated Master Portfolio: 100.07%
Wells Fargo Advantage Index Portfolio	N/A	$2,185,495,930

Total Affiliated Master Portfolio (Cost $1,706,037,122)		2,185,495,930

Total Investments in Securities
(Cost $1,706,037,122)*	100.07%	2,185,495,930
Other Assets and Liabilities, Net	(0.07)	(1,592,850)

Total Net Assets	100.00%	$2,183,903,080

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	33

INTERNATIONAL VALUE FUND

Security Name	Shares	Value

Affiliated Master Portfolio: 99.89%
Wells Fargo Advantage International Value Portfolio	N/A	$275,019,586

Total Affiliated Master Portfolio (Cost $338,490,252)		275,019,586

Total Investments in Securities
(Cost $338,490,252)*	99.89%	275,019,586
Other Assets and Liabilities, Net	0.11	291,278

Total Net Assets	100.00%	$275,310,864

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

SMALL COMPANY GROWTH FUND

Security Name	Shares	Value

Affiliated Master Portfolio: 102.00%
Wells Fargo Advantage Small Company Growth Portfolio	N/A	$222,916,076

Total Affiliated Master Portfolio (Cost $245,357,673)		222,916,076

Total Investments in Securities
(Cost $245,357,673)*	102.00%	222,916,076
Other Assets and Liabilities, Net	(2.00)	(4,364,283)

Total Net Assets	100.00%	$218,551,793

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	35

SMALL COMPANY VALUE FUND

Security Name	Shares	Value

Affiliated Master Portfolio: 100.82%
Wells Fargo Advantage Small Company Value Portfolio	N/A	$81,109,806

Total Affiliated Master Portfolio (Cost $73,656,488)		81,109,806

Total Investments in Securities
(Cost $73,656,488)*	100.82%	81,109,806
Other Assets and Liabilities, Net	(0.82)	(658,843)

Total Net Assets	100.00%	$80,450,963

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Advantage Equity Gateway Funds	Statements of Assets and Liabilities—November 30, 2011 (Unaudited)

	C&B Large Cap Value Fund	Diversified Equity Fund

Assets
Investments
In affiliated Master Portfolio(s), at value	$298,119,604	$408,700,423
In unaffiliated securities, at value	0	339,716

Total investments, at value (see cost below)	298,119,604	409,040,139
Receivable for Fund shares sold	214,128	246,937
Receivable from adviser	40,854	0
Prepaid expenses and other assets	44,782	42,702

Total assets	298,419,368	409,329,778

Liabilities
Payable for Fund shares redeemed	277,592	955,319
Advisory fee payable	0	110,156
Distribution fees payable	6,285	12,825
Due to other related parties	51,681	82,653
Shareholder report expenses payable	35,571	62,540
Shareholder servicing fees payable	38,769	80,808
Professional fees payable	22,803	0
Accrued expenses and other liabilities	0	0

Total liabilities	432,701	1,304,301

Total net assets	$297,986,667	$408,025,477

NET ASSETS CONSIST OF
Paid-in capital	$374,642,308	$381,408,385
Undistributed (overdistributed) net investment income (loss)	4,186,378	2,793,943
Accumulated net realized gains (losses) on investments	(109,375,106)	10,188,827
Net unrealized gains (losses) on investments	28,533,087	13,634,322

Total net assets	$297,986,667	$408,025,477

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$21,710,199	$78,992,681
Shares outstanding – Class A	2,719,808	2,934,572
Net asset value per share – Class A	$7.98	$26.92
Maximum offering price per share – Class A2	$8.47	$28.56
Net assets – Class B	$4,280,390	$3,961,928
Shares outstanding – Class B	539,293	157,461
Net asset value per share – Class B	$7.94	$25.16
Net assets – Class C	$5,895,320	$2,803,868
Shares outstanding – Class C	744,438	109,254
Net asset value per share – Class C	$7.92	$25.66
Net assets – Class R	N/A	N/A
Shares outstanding – Class R	N/A	N/A
Net asset value per share – Class R	N/A	N/A
Net assets – Administrator Class	$89,142,435	$322,267,000
Shares outstanding – Administrator Class	11,156,696	11,927,293
Net asset value per share – Administrator Class	$7.99	$27.02
Net assets – Institutional Class	$107,366,213	N/A
Shares outstanding – Institutional Class	13,371,584	N/A
Net asset value per share – Institutional Class	$8.03	N/A
Net assets – Investor Class	$69,592,110	N/A
Shares outstanding – Investor Class	8,719,251	N/A
Net asset value per share – Investor Class	$7.98	N/A

Total investments, at cost	$269,586,517	$395,405,817

1.	Each Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities—November 30, 2011 (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	37

Diversified Small Cap Fund	Emerging Growth Fund	Equity Value Fund	Index Fund	International Value Fund	Small Company Growth Fund	Small Company Value Fund

$119,053,540	$883,896,647	$860,666,339	$2,185,495,930	$275,019,586	$222,916,076	$81,109,806
650,515	0	0	0	0	0	0

119,704,055	883,896,647	860,666,339	2,185,495,930	275,019,586	222,916,076	81,109,806
90,718	829,387	181,893	1,826,742	699,096	83,116	37,047
0	42,120	38,238	215,086	10,397	0	7,793
23,540	39,415	47,659	271,739	54,127	38,641	48,171

119,818,313	884,807,569	860,934,129	2,187,809,497	275,783,206	223,037,833	81,202,817

0	757,146	1,041,179	3,118,896	317,257	4,404,040	628,511
23,483	0	0	0	0	0	0
0	3,188	9,569	49,966	410	1,105	1,480
14,449	120,035	136,403	329,225	34,008	12,850	12,584
39,364	70,628	50,558	53,185	42,420	21,410	83,900
23,814	96,585	155,362	238,640	52,378	29,120	16,279
5,923	16,130	18,452	11,452	21,767	16,274	9,100
0	0	0	105,053	4,102	1,241	0

107,033	1,063,712	1,411,523	3,906,417	472,342	4,486,040	751,854

$119,711,280	$883,743,857	$859,522,606	$2,183,903,080	$275,310,864	$218,551,793	$80,450,963

$221,432,975	$843,183,110	$869,642,122	$1,674,762,229	$381,231,619	$270,429,772	$194,924,287
171,845	(2,006,718)	4,016,441	35,052,974	9,028,317	(487,475)	908,537
(105,357,217)	(414,133)	(56,651,198)	(5,370,931)	(51,478,406)	(28,948,907)	(122,835,179)
3,463,677	42,981,598	42,515,241	479,458,808	(63,470,666)	(22,441,597)	7,453,318

$119,711,280	$883,743,857	$859,522,606	$2,183,903,080	$275,310,864	$218,551,793	$80,450,963

N/A	$128,815,092	$253,733,715	$344,037,310	$5,051,747	$5,815,355	$19,419,434
N/A	10,728,766	21,162,522	7,798,555	433,216	231,635	1,543,231
N/A	$12.01	$11.99	$44.12	$11.66	$25.11	$12.58
N/A	$12.74	$12.72	$46.81	$12.37	$26.64	$13.35
N/A	N/A	$5,394,592	$13,447,609	$150,684	$235,389	$781,333
N/A	N/A	454,935	305,602	13,056	10,055	67,339
N/A	N/A	$11.86	$44.00	$11.54	$23.41	$11.60
N/A	$5,246,200	$10,119,944	$68,841,234	$518,441	$1,585,228	$1,626,273
N/A	448,936	860,311	1,562,851	45,406	66,963	140,120
N/A	$11.69	$11.76	$44.05	$11.42	$23.67	$11.61
N/A	N/A	$165,210	N/A	N/A	N/A	N/A
N/A	N/A	13,534	N/A	N/A	N/A	N/A
N/A	N/A	$12.21	N/A	N/A	N/A	N/A
$119,711,280	$322,374,595	$502,483,744	$1,638,776,017	$267,911,928	$132,285,091	$58,612,518
9,801,802	26,617,372	41,110,890	36,868,569	23,084,490	5,141,295	4,577,310
12.21	$12.11	$12.22	$44.45	$11.61	$25.73	$12.81
N/A	$389,577,325	$87,625,401	N/A	$1,678,064	$78,630,730	$11,405
N/A	31,856,527	7,162,708	N/A	144,160	3,030,930	888
N/A	$12.23	$12.23	N/A	$11.64	$25.94	$12.84
N/A	$37,730,645	N/A	$118,800,910	N/A	N/A	N/A
N/A	3,153,270	N/A	2,683,814	N/A	N/A	N/A
N/A	$11.97	N/A	$44.27	N/A	N/A	N/A

$116,240,378	$840,915,049	$818,151,098	$1,706,037,122	$338,490,252	$245,357,673	$73,656,488

38	Wells Fargo Advantage Equity Gateway Funds	Statements of Operations—Six Months Ended November 30, 2011 (Unaudited)

	C&B Large Cap Value Fund	Diversified Equity Fund

Investment income
Dividends allocated from affiliated Master Portfolio(s)*	$4,180,100	$3,883,102
Interest allocated from affiliated Master Portfolio(s)	43,523	96,738
Interest	0	1,283
Expenses allocated from affiliated Master Portfolio(s)	(1,037,337)	(1,239,476)
Waivers allocated from affiliated Master Portfolio(s)	0	46,889

Total investment income (loss)	3,186,286	2,788,536

Expenses
Advisory fee	0	532,237
Administration fees
Fund level	77,083	106,447
Class A	29,216	107,407
Class B	6,751	5,905
Class C	8,043	3,808
Class R	N/A	N/A
Administrator Class	48,666	167,849
Institutional Class	41,360	N/A
Investor Class	121,680	N/A
Shareholder servicing fees
Class A	28,092	103,276
Class B	6,491	5,644
Class C	7,733	3,662
Class R	N/A	N/A
Administrator Class	118,709	419,057
Investor Class	92,182	N/A
Distribution fees
Class B	19,473	17,034
Class C	23,200	10,986
Class R	N/A	N/A
Custody and accounting fees	7,443	8,884
Professional fees	10,080	7,843
Registration fees	32,252	20,280
Shareholder report expenses	30,900	42,950
Trustees’ fees and expenses	5,303	2,492
Other fees and expenses	7,837	5,856

Total expenses	722,494	1,571,617
Less: Fee waivers and/or expense reimbursements	(257,309)	(494,861)

Net expenses	465,185	1,076,756

Net investment income (loss)	2,721,101	1,711,780

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Securities transaction allocated from affiliated Master Portfolio(s)	5,980,996	(787,778)
Unaffiliated securities	0	50,662

Net realized gain (losses) on investments	5,980,996	(737,116)

Net change in unrealized gains (losses) on:
Securities transactions allocated from affiliated Master Portfolio(s)	(36,260,551)	(46,469,239)
Unaffiliated securities	0	(67,362)

Net change in unrealized gains (losses) on investments	(36,260,551)	(46,536,601)

Net realized and unrealized gains (losses) on investments	(30,279,555)	(47,273,717)

Net increase (decrease) in net assets resulting from operations	$(27,558,454)	$(45,561,937)

* Net of foreign dividend withholding taxes allocated from affiliated Master Portfolio(s) of	$10,629	$70,402

1.	Class commenced operations on August 26, 2011.

The accompanying notes are an integral part of these financial statements.

Statements of Operations—Six Months Ended November 30, 2011 (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	39

Diversified Small Cap Fund	Emerging Growth Fund	Equity Value Fund	Index Fund	International Value Fund	Small Company Growth Fund	Small Company Value Fund

$613,919	$207,845	$6,250,599	$23,704,710	$4,024,350	$515,420	$610,288
64,365	292,120	36,763	221,048	247,705	220,569	36,973
2,456	0	0	0	0	0	0
(519,544)	(1,818,658)	(1,732,112)	(1,056,608)	(1,298,468)	(960,024)	(345,782)
4,037	0	0	0	84,341	0	0

165,233	(1,318,693)	4,555,250	22,869,150	3,057,928	(224,035)	301,479

151,492	0	0	0	0	0	0

30,299	112,955	133,209	542,366	71,498	58,189	20,672
N/A	84,329	170,963	454,070	6,792	7,886	26,945
N/A	N/A	3,985	20,087	218	359	1,210
N/A	3,742	7,287	92,969	732	2,011	2,304
N/A	N/A	108 [1]	N/A	N/A	N/A	N/A
60,597	79,849	153,185	807,186	139,192	72,454	29,625
N/A	79,404	34,481	N/A	662	31,983	4
N/A	42,668	N/A	196,074	N/A	N/A	N/A

N/A	81,086	164,388	426,242	6,531	7,583	25,909
N/A	N/A	3,832	19,315	210	345	1,163
N/A	3,598	7,007	89,393	704	1,934	2,215
N/A	N/A	104 [1]	N/A	N/A	N/A	N/A
151,224	191,373	379,656	807,187	342,328	180,307	73,805
N/A	30,990	N/A	147,298	N/A	N/A	N/A

N/A	N/A	11,495	57,944	629	1,034	3,489
N/A	10,794	21,021	268,179	2,111	5,803	6,646
N/A	N/A	104 [1]	N/A	N/A	N/A	N/A
3,071	8,483	10,862	46,777	6,777	5,243	5,513
7,944	10,080	8,500	11,017	7,297	6,751	6,927
2,569	32,448	30,977	33,465	30,765	30,565	21,347
2,018	75,530	50,733	53,312	17,451	13,333	4,683
3,541	5,303	5,303	5,311	7,318	5,303	5,671
3,094	2,274	3,536	16,997	3,578	3,625	4,656

415,849	854,906	1,200,736	4,095,189	644,793	434,708	242,784
(325,738)	(166,881)	(178,401)	(1,325,800)	(69,942)	(82,294)	(53,019)

90,111	688,025	1,022,335	2,769,389	574,851	352,414	189,765

75,122	(2,006,718)	3,532,915	20,099,761	2,483,077	(576,449)	111,714

3,165,579	879,057	(6,781,869)	14,371,458	1,602,694	13,690,275	3,397,379
97,012	0	0	0	0	0	0

3,262,591	879,057	(6,781,869)	14,371,458	1,602,694	13,690,275	3,397,379

(18,615,150)	106,556,312	1,255,822	(183,245,208)	(58,061,176)	(53,708,209)	(15,469,432)
(128,989)	0	0	0	0	0	0

(18,744,139)	106,556,312	1,255,822	(183,245,208)	(58,061,176)	(53,708,209)	(15,469,432)

(15,481,548)	107,435,369	(5,526,047)	(168,873,750)	(56,458,482)	(40,017,934)	(12,072,053)

$(15,406,426)	$105,428,651	$(1,993,132)	$(148,773,989)	$(53,975,405)	$(40,594,383)	$(11,960,339)

$1,774	$5,967	$181	$2,162	$314,805	$3,964	$0

40	Wells Fargo Advantage Equity Gateway Funds	Statements of Changes in Net Assets

	C&B Large Cap Value Fund
	Six Months Ended November 30, 2011 (Unaudited)		Year Ended May 31, 2011[1]		Year Ended September 30, 2010

Operations
Net investment income		$2,721,101		$2,216,128		$4,637,994
Net realized gains (losses) on investments		5,980,996		13,189,613		(35,958,385)
Net change in unrealized gains (losses) on investments		(36,260,551)		41,961,303		60,419,084

Net increase (decrease) in net assets resulting from operations		(27,558,454)		57,367,044		29,098,693

Distributions to shareholders from
Net investment income
Class A		0		(367,230)		(382,177)
Class B		0		(28,639)		(29,793)
Class C		0		(34,516)		(29,114)
Administrator Class		0		(1,608,766)		(2,682,789)
Institutional Class		0		(1,565,092)		(427,090)
Investor Class		0		(857,245)		(2,494,070)

Total distributions to shareholders		0		(4,461,488)		(6,045,033)

Capital share transactions	Shares		Shares		Shares
Proceeds from shares sold
Class A	185,132	1,436,730	157,616	1,304,102	597,784	4,351,800
Class B	9,379	72,722	18,132	150,484	950	6,827
Class C	53,917	428,591	96,677	801,251	79,488	575,853
Administrator Class	566,037	4,409,641	1,017,335	8,380,741	3,340,572	24,042,466
Institutional Class	2,144,159	16,911,151	2,879,434	24,196,807	9,629,025	69,363,008
Investor Class	208,476	1,670,976	739,141	6,049,118	9,583,038	69,568,098

		24,929,811		40,882,503		167,908,052

Reinvestment of distributions
Class A	0	0	42,308	341,845	49,264	356,182
Class B	0	0	3,370	27,268	3,943	28,504
Class C	0	0	4,072	32,862	3,689	26,635
Administrator Class	0	0	195,763	1,579,809	236,540	1,707,820
Institutional Class	0	0	60,627	490,473	49,996	361,970
Investor Class	0	0	102,751	830,226	341,703	2,463,677

		0		3,302,483		4,944,788

Payment for shares redeemed
Class A	(445,293)	(3,521,085)	(1,372,026)	(11,257,394)	(1,280,290)	(9,284,320)
Class B	(231,353)	(1,810,065)	(194,777)	(1,592,599)	(319,445)	(2,312,844)
Class C	(123,261)	(985,824)	(176,357)	(1,431,415)	(169,891)	(1,237,233)
Administrator Class	(3,281,132)	(27,181,088)	(2,682,316)	(21,997,222)	(19,730,392)	(143,163,550)
Institutional Class	(1,384,467)	(11,185,076)	(3,037,932)	(25,050,263)	(719,404)	(5,320,552)
Investor Class	(1,450,157)	(11,564,308)	(2,307,835)	(18,881,996)	(26,846,096)	(192,739,685)

		(56,247,446)		(80,210,889)		(354,058,184)

Net decrease in net assets resulting from capital share transactions		(31,317,635)		(36,025,903)		(181,205,344)

Total increase (decrease) in net assets		(58,876,089)		16,879,653		(158,151,684)

Net assets
Beginning of period		356,862,756		339,983,103		498,134,787

End of period		$297,986,667		$356,862,756		$339,983,103

Undistributed net investment income		$4,186,378		$1,465,277		$3,620,809

1.	For the eight months ended May 31, 2011. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Equity Gateway Funds	41

	Diversified Equity Fund
	Six Months Ended November 30, 2011 (Unaudited)		Year Ended May 31, 2011[1]		Year Ended September 30, 2010

Operations
Net investment income		$1,711,780		$2,451,923		$3,340,030
Net realized gains (losses) on investments		(737,116)		57,397,948		55,288,551
Net change in unrealized gains (losses) on investments		(46,536,601)		26,923,171		(16,877,537)

Net increase (decrease) in net assets resulting from operations		(45,561,937)		86,773,042		41,751,044

Distributions to shareholders from
Net investment income
Class A		0		(516,123)		(1,288,490)
Class B		0		0		(77,748)
Class C		0		0		(26,810)
Administrator Class		0		(3,081,569)		(5,224,703)

Total distributions to shareholders		0		(3,597,692)		(6,617,751)

Capital share transactions	Shares		Shares		Shares
Proceeds from shares sold
Class A	54,559	1,484,453	190,797	5,459,024	279,656	6,703,230
Class B	1,027	26,126	1,196	30,782	790	17,293
Class C	1,582	41,923	6,086	165,437	4,978	114,344
Administrator Class	636,593	17,203,554	867,752	24,499,905	1,132,981	26,736,041

		18,756,056		30,155,148		33,570,908

Reinvestment of distributions
Class A	0	0	17,205	469,860	50,948	1,222,735
Class B	0	0	0	0	3,388	76,714
Class C	0	0	0	0	1,140	26,311
Administrator Class	0	0	111,627	3,051,878	215,496	5,180,520

		0		3,521,738		6,506,280

Payment for shares redeemed
Class A	(335,883)	(9,174,989)	(436,042)	(12,149,210)	(1,193,951)	(28,206,441)
Class B	(50,021)	(1,264,165)	(129,910)	(3,395,648)	(210,512)	(4,750,842)
Class C	(11,329)	(287,917)	(24,823)	(662,941)	(19,674)	(450,106)
Administrator Class	(1,685,225)	(45,539,584)	(2,377,694)	(65,495,259)	(15,894,091)	(378,629,586)

		(56,266,655)		(81,703,058)		(412,036,975)

Net asset value of shares issued in acquisition
Class A	0	0	0	0	654,209	14,994,398
Class B	0	0	0	0	47,961	1,032,510
Class C	0	0	0	0	19,408	426,111
Administrator Class	0	0	0	0	3,511,419	80,723,411

		0		0		97,176,430

Net decrease in net assets resulting from capital share transactions		(37,510,599)		(48,026,172)		(274,783,357)

Total increase (decrease) in net assets		(83,072,536)		35,149,178		(239,650,064)

Net assets
Beginning of period		491,098,013		455,948,835		695,598,899

End of period		$408,025,477		$491,098,013		$455,948,835

Undistributed net investment income		$2,793,943		$1,082,163		$1,771,015

1.	For the eight months ended May 31, 2011. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

42	Wells Fargo Advantage Equity Gateway Funds	Statements of Changes in Net Assets

	Diversified Small Cap Fund
	Six Months Ended November 30, 2011 (Unaudited)		Year Ended May 31, 2011[1]		Year Ended September 30, 2010

Operations
Net investment income (loss)		$75,122		$42,216		$(17,539)
Net realized gains (losses) on investments		3,262,591		27,175,452		(1,831,960)
Net change in unrealized gains (losses) on investments		(18,744,139)		3,983,105		17,928,149

Net increase (decrease) in net assets resulting from operations		(15,406,426)		31,200,773		16,078,650

Distributions to shareholders from
Net investment income
Administrator Class		0		(80,348)		(1,273,368)

Capital share transactions	Shares		Shares		Shares
Proceeds from shares sold
Administrator Class	609,608	6,666,265	369,864	4,815,933	1,260,989	12,415,171
Reinvestment of distributions
Administrator Class	0	0	6,290	79,886	123,928	1,224,412
Payment for shares redeemed
Administrator Class	(1,175,632)	(14,208,823)	(967,877)	(12,455,695)	(43,716,300)	(424,913,659)

Net decrease in net assets resulting from capital share transactions		(7,542,558)		(7,559,876)		(411,274,076)

Total increase (decrease) in net assets		(22,948,984)		23,560,549		(396,468,794)

Net assets
Beginning of period		142,660,264		119,099,715		515,568,509

End of period		$119,711,280		$142,660,264		$119,099,715

Undistributed (overdistributed) net investment income (loss)		$171,845		$96,723		$(103,865)

1.	For the eight months ended May 31, 2011. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Equity Gateway Funds	43

	Emerging Growth Fund
	Six Months Ended November 30, 2011 (Unaudited)		Year Ended May 31, 2011[1]		Year Ended September 30, 2010

Operations
Net investment loss		$(2,006,718)		$(88,925)		$(41,506)
Net realized gains on investments		879,057		679,372		568,446
Net change in unrealized gains (losses) on investments		106,556,312		1,862,963		76,360

Net increase in net assets resulting from operations		105,428,651		2,453,410		603,300

Capital share transactions	Shares		Shares		Shares
Proceeds from shares sold
Class A	335,841	3,864,176	262,572	3,236,589	9,722	83,681
Class C	13,345	159,066	34,071	417,517	5,141	45,487
Administrator Class	1,683,528	19,150,309	150,975	1,962,614	4,234	39,580
Institutional Class	1,851,895	21,040,432	612,067	7,920,074	0	0
Investor Class	262,926	3,141,372	1,042,418	12,871,168	115,505	1,012,616

		47,355,355		26,407,962		1,181,364

Payment for shares redeemed
Class A	(945,255)	(10,523,718)	(16,468)	(195,705)	(330)	(2,772)
Class C	(22,917)	(255,687)	0	0	0	0
Administrator Class	(2,874,433)	(32,577,683)	(11,395)	(132,218)	(992)	(9,150)
Institutional Class	(20,705,178)	(234,641,461)	(7)	(75)	0	0
Investor Class	(646,835)	(7,564,370)	(238,463)	(2,845,994)	(86,092)	(746,906)

		(285,562,919)		(3,173,992)		(758,828)

Net asset value of shares issued in acquisition
Class A	11,077,174	117,959,886	0	0	0	0
Class C	418,236	4,343,192	0	0	0	0
Administrator Class	27,663,401	297,017,673	0	0	0	0
Institutional Class	50,096,690	542,690,418	0	0	0	0
Investor Class	2,342,029	24,859,283	0	0	0	0

		986,870,452		0		0

Net increase in net assets resulting from capital share transactions		748,662,888		23,233,970		422,536

Total increase in net assets		854,091,539		25,687,380		1,025,836

Net assets
Beginning of period		29,652,318		3,964,938		2,939,102

End of period		$883,743,857		$29,652,318		$3,964,938

Undistributed net investment loss		$(2,006,718)		$0		$(15,287)

1.	For the eight months ended May 31, 2011. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

44	Wells Fargo Advantage Equity Gateway Funds	Statements of Changes in Net Assets

	Equity Value Fund
	Six Months Ended November 30, 2011 (Unaudited)		Year Ended May 31, 2011[1]		Year Ended September 30, 2010

Operations
Net investment income		$3,532,915		$811,320		$1,379,712
Net realized gains (losses) on investments		(6,781,869)		30,809,121		20,092,871
Net change in unrealized gains (losses) on investments		1,255,822		8,867,036		(943,973)

Net increase (decrease) in net assets resulting from operations		(1,993,132)		40,487,477		20,528,610

Distributions to shareholders from
Net investment income
Class A		0		(13,942)		(40,322)
Class C		0		0		(1,106)
Administrator Class		0		(636,854)		(1,636,928)
Institutional Class		0		(625,907)		(837,569)

Total distributions to shareholders		0		(1,276,703)		(2,515,925)

Capital share transactions	Shares		Shares		Shares
Proceeds from shares sold
Class A	158,604	1,810,809	35,539	469,245	98,792	1,163,569
Class B	4,440	50,643	5,811	77,162	4,346	47,141
Class C	10,688	122,049	25,487	342,395	18,712	217,776
Class R	659 [2]	7,803 [2]	N/A	N/A	N/A	N/A
Administrator Class	1,631,455	19,685,221	1,259,529	16,437,922	3,200,448	36,588,652
Institutional Class	671,354	8,288,357	636,449	8,533,132	998,464	11,269,008

		29,964,882		25,859,856		49,286,146

Reinvestment of distributions
Class A	0	0	1,029	13,190	3,469	38,813
Class C	0	0	0	0	95	1,060
Administrator Class	0	0	48,526	632,771	142,259	1,617,490
Institutional Class	0	0	47,928	624,026	73,518	835,165

		0		1,269,987		2,492,528

Payment for shares redeemed
Class A	(1,178,669)	(13,702,094)	(49,160)	(660,069)	(131,025)	(1,465,223)
Class B	(105,698)	(1,215,068)	(22,123)	(287,554)	(28,354)	(311,449)
Class C	(61,774)	(715,345)	(4,095)	(53,192)	(26,788)	(301,039)
Class R	(687)[2]	(8,633)[2]	N/A	N/A	N/A	N/A
Administrator Class	(1,842,303)	(22,535,103)	(2,906,072)	(38,385,860)	(7,361,042)	(85,159,277)
Institutional Class	(568,317)	(7,159,517)	(73,071)	(1,000,117)	(352,794)	(4,087,633)

		(45,335,760)		(40,386,792)		(91,324,621)

Net asset value of shares issued in acquisition
Class A	21,814,123	250,264,318	0	0	0	0
Class B	528,686	6,010,463	0	0	0	0
Class C	837,120	9,440,709	0	0	0	0
Class R	13,562	158,516	N/A	N/A	N/A	N/A
Administrator Class	32,642,221	381,531,466	0	0	0	0
Institutional Class	246,860	2,886,122	0	0	0	0

		650,291,594		0		0

Net increase (decrease) in net assets resulting from capital share transactions		634,920,716		(13,256,949)		(39,545,947)

Total increase (decrease) in net assets		632,927,584		25,953,825		(21,533,262)

Net assets
Beginning of period		226,595,022		200,641,197		222,174,459

End of period		$859,522,606		$226,595,022		$200,641,197

Undistributed net investment income		$4,016,441		$483,526		$962,774

1.	For the eight months ended May 31, 2011. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

2.	Class commenced operations on August 26, 2011.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Equity Gateway Funds	45

	Index Fund
	Six Months Ended November 30, 2011 (Unaudited)		Year Ended May 31, 2011[1]		Year Ended July 31, 2010[2]

Operations
Net investment income		$20,099,761		$31,198,577		$6,360,683
Net realized gains on investments		14,371,458		112,768,944		53,489,100
Net change in unrealized gains (losses) on investments		(183,245,208)		315,043,585		47,380,378

Net increase (decrease) in net assets resulting from operations		(148,773,989)		459,011,106		107,230,161

Distributions to shareholders from
Net investment income
Class A		0		(5,990,091)		(2,552,524)
Class B		0		(146,090)		(150,761)
Class C		0		(405,403)		(555,354)
Administrator Class		0		(25,714,932)		(1,399,498)
Investor Class		0		(1,939,313)		0 [3]
Net realized gains
Class A		0		(15,427,460)		(23,941,525)
Class B		0		(1,014,960)		(3,168,657)
Class C		0		(3,406,030)		(11,695,734)
Administrator Class		0		(64,910,014)		(10,932,398)
Investor Class		0		(5,013,997)		0 [3]

Total distributions to shareholders		0		(123,968,290)		(54,396,451)

Capital share transactions	Shares		Shares		Shares
Proceeds from shares sold
Class A	230,054	9,903,396	375,680	16,808,913	520,497	19,772,358
Class B	12	514	2,586	112,815	6,545	229,997
Class C	14,766	644,615	79,750	3,539,263	203,992	7,199,785
Administrator Class	4,811,468	211,228,569	6,040,358	271,943,675	388,445	14,997,963
Investor Class	169,793	7,274,628	308,506	13,807,937	9,277 [3]	354,268 [3]

		229,051,722		306,212,603		42,554,371

Reinvestment of distributions
Class A	0	0	474,437	20,775,842	727,108	25,316,591
Class B	0	0	24,298	1,061,258	85,488	2,948,152
Class C	0	0	50,056	2,186,539	196,474	6,792,994
Administrator Class	0	0	1,945,615	85,599,083	282,690	9,823,982
Investor Class	0	0	155,290	6,814,703	0 [3]	0 [3]

		0		116,437,425		44,881,719

Payment for shares redeemed
Class A	(659,522)	(28,470,824)	(1,503,232)	(66,315,048)	(1,296,458)	(49,395,879)
Class B	(115,653)	(5,021,903)	(257,798)	(11,511,418)	(229,757)	(8,625,600)
Class C	(164,909)	(7,164,340)	(446,794)	(19,506,136)	(526,940)	(20,071,405)
Administrator Class	(3,967,892)	(173,997,072)	(6,577,988)	(293,706,487)	(2,134,548)	(81,660,652)
Investor Class	(258,377)	(11,306,076)	(436,539)	(19,387,605)	(31,231)[3]	(1,257,957)[3]

		(225,960,215)		(410,426,694)		(161,011,493)

1.	For the ten months ended May 31, 2011. The Fund changed its fiscal year end from July 31 to May 31, effective May 31, 2011.

2.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Equity Index Fund which became the accounting and performance survivor in the transaction. The information for the period prior to July 16, 2010 is that of Evergreen Equity Index Fund.

3.	Class commenced operations on July 16, 2010.

The accompanying notes are an integral part of these financial statements.

46	Wells Fargo Advantage Equity Gateway Funds	Statements of Changes in Net Assets

	Index Fund
	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011[1]	Year Ended July 31, 2010[2]

Capital share transactions (continued)
Net asset value of shares issued in acquisition
Class A	$0	$0	$182,347,223
Class B	0	0	3,697,966
Administrator Class	0	0	1,298,002,962
Investor Class	0	0	108,248,512

	0	0	1,592,296,663

Net increase in net assets resulting from capital share transactions	3,091,507	12,223,334	1,518,721,260

Total increase (decrease) in net assets	(145,682,482)	347,266,150	1,571,554,970

Net assets
Beginning of period	2,329,585,562	1,982,319,412	410,764,442

End of period	$2,183,903,080	$2,329,585,562	$1,982,319,412

Undistributed net investment income	$35,052,974	$14,953,213	$1,673,231

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Equity Gateway Funds	47

	International Value Fund
	Six Months Ended November 30, 2011 (Unaudited)		Year Ended May 31, 2011[1]		Year Ended September 30, 2010

Operations
Net investment income		$2,483,077		$5,645,225		$5,537,340
Net realized gains (losses) on investments		1,602,694		5,677,667		(16,956,055)
Net change in unrealized gains (losses) on investments		(58,061,176)		26,281,435		14,710,904

Net increase (decrease) in net assets resulting from operations		(53,975,405)		37,604,327		3,292,189

Distributions to shareholders from
Net investment income
Class A		0		(114,932)		(103,184)
Class B		0		(1,635)		(5,466)
Class C		0		(6,432)		(9,627)
Administrator Class		0		(5,627,082)		(4,727,636)
Institutional Class		0		(39,486)		(35,242)

Total distributions to shareholders		0		(5,789,567)		(4,881,155)

Capital share transactions	Shares		Shares		Shares
Proceeds from shares sold
Class A	81,500	1,002,873	72,328	976,561	112,318	1,397,903
Class B	2,330	27,188	0	0	561	7,035
Class C	3,021	34,790	4,886	63,596	14,875	172,928
Administrator Class	2,600,776	31,537,411	3,544,067	47,495,139	5,597,652	67,554,164
Institutional Class	18,333	204,339	6,165	82,755	12,410	151,244

		32,806,601		48,618,051		69,283,274

Reinvestment of distributions
Class A	0	0	8,377	108,054	7,630	94,002
Class B	0	0	127	1,633	429	5,244
Class C	0	0	439	5,582	708	8,602
Administrator Class	0	0	419,849	5,382,472	371,944	4,552,598
Institutional Class	0	0	3,078	39,486	2,870	35,242

		0		5,537,227		4,695,688

Payment for shares redeemed
Class A	(91,041)	(1,171,162)	(177,822)	(2,393,000)	(272,428)	(3,308,539)
Class B	(3,196)	(38,054)	(13,476)	(178,747)	(19,951)	(242,576)
Class C	(5,855)	(74,268)	(11,022)	(141,006)	(24,869)	(299,110)
Administrator Class	(1,983,629)	(24,495,585)	(2,243,150)	(30,028,683)	(3,484,483)	(42,497,896)
Institutional Class	(2,781)	(33,663)	(1,337)	(17,881)	(33,508)	(404,089)

		(25,812,732)		(32,759,317)		(46,752,210)

Net increase in net assets resulting from capital share transactions		6,993,869		21,395,961		27,226,752

Total increase (decrease) in net assets		(46,981,536)		53,210,721		25,637,786

Net assets
Beginning of period		322,292,400		269,081,679		243,443,893

End of period		$275,310,864		$322,292,400		$269,081,679

Undistributed net investment income		$9,028,317		$6,545,240		$5,516,216

1.	For the eight months ended May 31, 2011. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

48	Wells Fargo Advantage Equity Gateway Funds	Statements of Changes in Net Assets

	Small Company Growth Fund
	Six Months Ended November 30, 2011 (Unaudited)		Year Ended May 31, 2011[1]		Year Ended September 30, 2010

Operations
Net investment loss		$(576,449)		$(1,435,931)		$(2,187,622)
Net realized gains on investments		13,690,275		60,202,529		36,495,540
Net change in unrealized gains (losses) on investments		(53,708,209)		32,854,479		3,004,117

Net increase (decrease) in net assets resulting from operations		(40,594,383)		91,621,077		37,312,035

Capital share transactions	Shares		Shares		Shares
Proceeds from shares sold
Class A	66,175	1,718,292	91,399	2,445,603	98,706	1,955,347
Class B	668	16,282	3,179	74,626	368	6,747
Class C	16,901	408,614	24,992	646,701	22,294	405,095
Administrator Class	215,873	5,876,604	630,912	17,199,687	2,299,261	44,213,098
Institutional Class	78,675	2,084,835	4,310,269	122,648,078	54,637	1,122,279

		10,104,627		143,014,695		47,702,566

Payment for shares redeemed
Class A	(78,443)	(1,963,409)	(37,910)	(979,885)	(38,061)	(725,493)
Class B	(4,377)	(107,858)	(1,970)	(48,063)	(5,563)	(99,919)
Class C	(12,069)	(280,773)	(3,450)	(90,277)	(15,785)	(288,335)
Administrator Class	(962,025)	(25,976,754)	(5,701,786)	(158,582,039)	(3,479,054)	(72,540,910)
Institutional Class	(60,816)	(1,588,933)	(1,351,098)	(40,025,324)	(1,233)	(25,346)

		(29,917,727)		(199,725,588)		(73,680,003)

Net decrease in net assets resulting from capital share transactions		(19,813,100)		(56,710,893)		(25,977,437)

Total increase (decrease) in net assets		(60,407,483)		34,910,184		11,334,598

Net assets
Beginning of period		278,959,276		244,049,092		232,714,494

End of period		$218,551,793		$278,959,276		$244,049,092

Undistributed net investment income (loss)		$(487,475)		$88,974		$(756,410)

1.	For the eight months ended May 31, 2011. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Equity Gateway Funds	49

	Small Company Value Fund
	Six Months Ended November 30, 2011 (Unaudited)		Year Ended May 31, 2011[1]		Year Ended September 30, 2010

Operations
Net investment income (loss)		$111,714		$775,764		$(124,023)
Net realized gains on investments		3,397,379		18,661,720		20,606,462
Net change in unrealized gains (losses) on investments		(15,469,432)		2,280,387		(11,350,203)

Net increase (decrease) in net assets resulting from operations		(11,960,339)		21,717,871		9,132,236

Capital share transactions	Shares		Shares		Shares
Proceeds from shares sold
Class A	195,281	2,443,831	428,674	5,734,577	974,362	10,321,699
Class B	440	5,000	849	9,341	1,522	17,081
Class C	7,006	89,571	13,100	162,428	31,632	323,254
Administrator Class	572,342	6,820,028	1,170,580	16,189,267	1,050,229	11,445,290
Institutional Class	0	0	189	2,612	888 [2]	10,000 [2]

		9,358,430		22,098,225		22,117,324

Payment for shares redeemed
Class A	(477,551)	(6,106,960)	(579,812)	(7,863,524)	(1,051,045)	(11,266,343)
Class B	(33,899)	(399,372)	(96,465)	(1,183,784)	(108,626)	(1,089,019)
Class C	(28,528)	(323,717)	(17,956)	(224,441)	(21,321)	(213,740)
Administrator Class	(791,385)	(9,863,640)	(1,576,823)	(21,221,050)	(8,323,953)	(80,757,084)
Institutional Class	(189)	(2,683)	0	0	0 [2]	0 [2]

		(16,696,372)		(30,492,799)		(93,326,186)

Net decrease in net assets resulting from capital share transactions		(7,337,942)		(8,394,574)		(71,208,862)

Total increase (decrease) in net assets		(19,298,281)		13,323,297		(62,076,626)

Net assets
Beginning of period		99,749,244		86,425,947		148,502,573

End of period		$80,450,963		$99,749,244		$86,425,947

Undistributed net investment income		$908,537		$796,823		$536,741

1.	For the eight months ended May 31, 2011. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

2.	Class commenced operations on July 30, 2010.

The accompanying notes are an integral part of these financial statements.

50	Wells Fargo Advantage Equity Gateway Funds	Financial Highlights

	Beginning Net Asset Value Per Share	Net Investment Income[1]		Net Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gains

C&B Large Cap Value Fund
Class A
June 1, 2011 to November 30, 2011 (Unaudited)	$8.70	0.07		(0.79)	0.00	0.00
October 1, 2010 to May 31, 2011[4]	$7.48	0.06		1.26	(0.10)	0.00
October 1, 2009 to September 30, 2010	$7.06	0.08		0.42	(0.08)	0.00
October 1, 2008 to September 30, 2009	$7.69	0.10	[5]	(0.60)	(0.13)	(0.00)[6]
October 1, 2007 to September 30, 2008	$10.19	0.11	[5]	(2.12)	(0.09)	(0.40)
October 1, 2006 to September 30, 2007	$9.67	0.09	[5]	0.98	(0.11)	(0.44)
October 1, 2005 to September 30, 2006	$8.62	0.11		1.16	(0.04)	(0.18)
Class B
June 1, 2011 to November 30, 2011 (Unaudited)	$8.68	0.03	[5]	(0.77)	0.00	0.00
October 1, 2010 to May 31, 2011[4]	$7.44	0.01		1.26	(0.03)	0.00
October 1, 2009 to September 30, 2010	$7.02	0.03		0.42	(0.03)	0.00
October 1, 2008 to September 30, 2009	$7.61	0.05	[5]	(0.58)	(0.06)	(0.00)[6]
October 1, 2007 to September 30, 2008	$10.08	0.04	[5]	(2.11)	0.00	(0.40)
October 1, 2006 to September 30, 2007	$9.58	0.02	[5]	0.96	(0.04)	(0.44)
October 1, 2005 to September 30, 2006	$8.56	0.05		1.15	0.00	(0.18)
Class C
June 1, 2011 to November 30, 2011 (Unaudited)	$8.66	0.03		(0.77)	0.00	0.00
October 1, 2010 to May 31, 2011[4]	$7.43	0.00		1.27	(0.04)	0.00
October 1, 2009 to September 30, 2010	$7.02	0.02		0.42	(0.03)	0.00
October 1, 2008 to September 30, 2009	$7.60	0.05	[5]	(0.57)	(0.06)	(0.00)[6]
October 1, 2007 to September 30, 2008	$10.08	0.04	[5]	(2.11)	(0.01)	(0.40)
October 1, 2006 to September 30, 2007	$9.58	0.02	[5]	0.96	(0.04)	(0.44)
October 1, 2005 to September 30, 2006	$8.56	0.05		1.15	0.00	(0.18)
Administrator Class
June 1, 2011 to November 30, 2011 (Unaudited)	$8.69	0.07	[5]	(0.77)	0.00	0.00
October 1, 2010 to May 31, 2011[4]	$7.47	0.05	[5]	1.28	(0.11)	0.00
October 1, 2009 to September 30, 2010	$7.06	0.08	[5]	0.42	(0.09)	0.00
October 1, 2008 to September 30, 2009	$7.70	0.11	[5]	(0.60)	(0.15)	(0.00)[6]
October 1, 2007 to September 30, 2008	$10.22	0.13	[5]	(2.13)	(0.12)	(0.40)
October 1, 2006 to September 30, 2007	$9.69	0.12	[5]	0.98	(0.13)	(0.44)
October 1, 2005 to September 30, 2006	$8.64	0.13		1.16	(0.06)	(0.18)
Institutional Class
June 1, 2011 to November 30, 2011 (Unaudited)	$8.73	0.08		(0.78)	0.00	0.00
October 1, 2010 to May 31, 2011[4]	$7.51	0.07		1.28	(0.13)	0.00
October 1, 2009 to September 30, 2010	$7.09	0.11	[5]	0.42	(0.11)	0.00
October 1, 2008 to September 30, 2009	$7.75	0.12	[5]	(0.61)	(0.17)	(0.00)[6]
October 1, 2007 to September 30, 2008	$10.27	0.15	[5]	(2.13)	(0.14)	(0.40)
October 1, 2006 to September 30, 2007	$9.74	0.15	[5]	0.97	(0.15)	(0.44)
October 1, 2005 to September 30, 2006	$8.67	0.16		1.17	(0.08)	(0.18)
Investor Class
June 1, 2011 to November 30, 2011 (Unaudited)	$8.70	0.06		(0.78)	0.00	0.00
October 1, 2010 to May 31, 2011[4]	$7.46	0.04		1.28	(0.08)	0.00
October 1, 2009 to September 30, 2010	$7.04	0.06		0.44	(0.08)	0.00
October 1, 2008 to September 30, 2009	$7.68	0.09	[5]	(0.59)	(0.14)	(0.00)[6]
October 1, 2007 to September 30, 2008[7]	$10.19	0.11	[5]	(2.13)	(0.09)	(0.40)
October 1, 2006 to September 30, 2007[7]	$9.67	0.10	[5]	0.97	(0.11)	(0.44)
October 1, 2005 to September 30, 2006[7]	$8.62	0.11		1.16	(0.04)	(0.18)

Please see footnotes on page 62.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Equity Gateway Funds	51

Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)				Portfolio Turnover Rate[3]	Net Assets at End of Period (000’s omitted)
	Net Investment Income[1]	Gross Expenses[1]	Net Expenses[1]	Total Return[2]

$7.98	1.59%	1.29%	1.15%	(8.28)%	14%	$21,710
$8.70	0.78%	1.31%	1.15%	17.73%	17%	$25,912
$7.48	0.96%	1.32%	1.15%	7.14%	13%	$31,038
$7.06	1.66%	1.30%	1.15%	(6.05)%	28%	$33,784
$7.69	1.20%	1.32%	1.19%	(20.51)%	21%	$40,157
$10.19	0.94%	1.30%	1.20%	11.20%	24%	$72,865
$9.67	1.25%	1.30%	1.20%	15.02%	29%	$57,288

$7.94	0.79%	2.04%	1.90%	(8.53)%	14%	$4,280
$8.68	0.04%	2.06%	1.90%	17.15%	17%	$6,607
$7.44	0.20%	2.07%	1.90%	6.36%	13%	$6,951
$7.02	0.91%	2.04%	1.90%	(6.73)%	28%	$8,773
$7.61	0.43%	2.07%	1.94%	(21.19)%	21%	$13,461
$10.08	0.18%	2.05%	1.95%	10.33%	24%	$25,029
$9.58	0.48%	2.05%	1.95%	14.20%	29%	$26,082

$7.92	0.83%	2.04%	1.90%	(8.55)%	14%	$5,895
$8.66	0.05%	2.07%	1.90%	17.15%	17%	$7,046
$7.43	0.21%	2.07%	1.90%	6.29%	13%	$6,607
$7.02	0.90%	2.04%	1.90%	(6.62)%	28%	$6,852
$7.60	0.44%	2.06%	1.94%	(21.21)%	21%	$9,424
$10.08	0.19%	2.05%	1.95%	10.34%	24%	$16,926
$9.58	0.49%	2.05%	1.95%	14.20%	29%	$15,120

$7.99	1.79%	1.13%	0.95%	(8.06)%	14%	$89,142
$8.69	1.00%	1.15%	0.95%	17.74%	17%	$120,613
$7.47	1.13%	1.13%	0.95%	7.33%	13%	$114,664
$7.06	1.89%	1.11%	0.95%	(5.83)%	28%	$222,489
$7.70	1.43%	1.13%	0.95%	(20.42)%	21%	$260,883
$10.22	1.23%	1.12%	0.95%	11.52%	24%	$590,511
$9.69	1.48%	1.12%	0.95%	15.24%	29%	$241,435

$8.03	2.05%	0.86%	0.70%	(8.02)%	14%	$107,366
$8.73	1.25%	0.88%	0.70%	18.16%	17%	$110,061
$7.51	1.48%	0.88%	0.70%	7.51%	13%	$95,466
$7.09	2.11%	0.85%	0.70%	(5.62)%	28%	$26,582
$7.75	1.68%	0.87%	0.70%	(20.10)%	21%	$27,494
$10.27	1.45%	0.85%	0.70%	11.69%	24%	$57,189
$9.74	1.74%	0.85%	0.70%	15.63%	29%	$70,113

$7.98	1.53%	1.36%	1.20%	(8.28)%	14%	$69,592
$8.70	0.75%	1.39%	1.20%	17.77%	17%	$86,624
$7.46	0.87%	1.41%	1.20%	7.15%	13%	$85,256
$7.04	1.62%	1.40%	1.20%	(6.06)%	28%	$199,654
$7.68	1.20%	1.35%	1.20%	(20.59)%	21%	$153,917
$10.19	0.95%	1.30%	1.20%	11.20%	24%	$222,142
$9.67	1.22%	1.30%	1.20%	15.01%	29%	$163,397

52	Wells Fargo Advantage Equity Gateway Funds	Financial Highlights

	Beginning Net Asset Value Per Share	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gains

Diversified Equity Fund
Class A
June 1, 2011 to November 30, 2011 (Unaudited)	$29.71	0.08 [5]	(2.87)	0.00	0.00
October 1, 2010 to May 31, 2011[4]	$24.89	0.12	4.85	(0.15)	0.00
October 1, 2009 to September 30, 2010	$23.41	0.18	1.66	(0.36)	0.00
October 1, 2008 to September 30, 2009	$27.70	0.23 [5]	(2.30)	(0.26)	(1.96)
October 1, 2007 to September 30, 2008	$42.92	0.27 [5]	(9.47)	(0.25)	(5.77)
October 1, 2006 to September 30, 2007	$40.36	0.23 [5]	6.33	(0.21)	(3.79)
October 1, 2005 to September 30, 2006	$41.90	0.22 [5]	3.32	(0.12)	(4.96)
Class B
June 1, 2011 to November 30, 2011 (Unaudited)	$27.87	(0.02)[5]	(2.69)	0.00	0.00
October 1, 2010 to May 31, 2011[4]	$23.35	(0.05)[5]	4.57	0.00	0.00
October 1, 2009 to September 30, 2010	$21.96	(0.01)[5]	1.57	(0.17)	0.00
October 1, 2008 to September 30, 2009	$26.00	0.08 [5]	(2.16)	0.00	(1.96)
October 1, 2007 to September 30, 2008	$40.68	0.01 [5]	(8.92)	0.00	(5.77)
October 1, 2006 to September 30, 2007	$38.53	(0.08)[5]	6.02	0.00	(3.79)
October 1, 2005 to September 30, 2006	$40.38	(0.07)[5]	3.18	0.00	(4.96)
Class C
June 1, 2011 to November 30, 2011 (Unaudited)	$28.43	(0.02)[5]	(2.75)	0.00	0.00
October 1, 2010 to May 31, 2011[4]	$23.81	(0.04)[5]	4.66	0.00	0.00
October 1, 2009 to September 30, 2010	$22.43	(0.01)[5]	1.60	(0.21)	0.00
October 1, 2008 to September 30, 2009	$26.53	0.08 [5]	(2.20)	(0.02)	(1.96)
October 1, 2007 to September 30, 2008	$41.38	0.02 [5]	(9.10)	0.00	(5.77)
October 1, 2006 to September 30, 2007	$39.13	(0.07)[5]	6.11	0.00	(3.79)
October 1, 2005 to September 30, 2006	$40.94	(0.07)[5]	3.22	0.00	(4.96)
Administrator Class
June 1, 2011 to November 30, 2011 (Unaudited)	$29.78	0.16 [5]	(2.92)	0.00	0.00
October 1, 2010 to May 31, 2011[4]	$24.98	0.14 [5]	4.89	(0.23)	0.00
October 1, 2009 to September 30, 2010	$23.47	0.20 [5]	1.70	(0.39)	0.00
October 1, 2008 to September 30, 2009	$27.79	0.28 [5]	(2.32)	(0.32)	(1.96)
October 1, 2007 to September 30, 2008	$43.03	0.36 [5]	(9.49)	(0.34)	(5.77)
October 1, 2006 to September 30, 2007	$40.46	0.33 [5]	6.33	(0.30)	(3.79)
October 1, 2005 to September 30, 2006	$41.98	0.32 [5]	3.33	(0.21)	(4.96)

Diversified Small Cap Fund
Administrator Class
June 1, 2011 to November 30, 2011 (Unaudited)	$13.76	0.01	(1.56)	0.00	0.00
October 1, 2010 to May 31, 2011[4]	$10.87	0.00 [6]	2.90	(0.01)	0.00
October 1, 2009 to September 30, 2010	$9.67	0.10	1.20	(0.10)	0.00
October 1, 2008 to September 30, 2009	$10.40	0.03 [5]	(0.76)	(0.00)[6]	0.00
October 1, 2007 to September 30, 2008	$14.89	0.01	(2.85)	0.00	(1.62)
October 1, 2006 to September 30, 2007	$14.66	(0.03)	1.96	0.00	(1.70)
October 1, 2005 to September 30, 2006	$14.97	(0.02)	1.01	0.00	(1.30)

Emerging Growth Fund
Class A
June 1, 2011 to November 30, 2011 (Unaudited)	$13.12	(0.04)	(1.07)	0.00	0.00
October 1, 2010 to May 31, 2011[4]	$9.50	(0.11)[5]	3.73	0.00	0.00
October 1, 2009 to September 30, 2010	$7.93	(0.12)	1.69	0.00	0.00
October 1, 2008 to September 30, 2009	$8.51	(0.07)[5]	(0.51)	0.00	0.00
March 31, 2008[8] to September 30, 2008	$9.43	(0.05)	(0.87)	0.00	0.00
Class C
June 1, 2011 to November 30, 2011 (Unaudited)	$12.81	(0.11)[5]	(1.01)	0.00	0.00
October 1, 2010 to May 31, 2011[4]	$9.32	(0.16)[5]	3.65	0.00	0.00
October 1, 2009 to September 30, 2010	$7.85	(0.16)[5]	1.63	0.00	0.00
October 1, 2008 to September 30, 2009	$8.48	(0.12)[5]	(0.51)	0.00	0.00
March 31, 2008[8] to September 30, 2008	$9.43	(0.09)	(0.86)	0.00	0.00

Please see footnotes on page 62.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Equity Gateway Funds	53

Distributions from Tax Basis Return of Capital	Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)				Portfolio Turnover Rate[3]	Net Assets at End of Period (000’s omitted)
		Net Investment Income (Loss)[1]	Gross Expenses[1]	Net Expenses[1]	Total Return[2]

0.00	$26.92	0.62%	1.41%	1.25%	(9.39)%	32%	$78,993
0.00	$29.71	0.59%	1.40%	1.25%	20.04%	48%	$95,532
0.00	$24.89	0.71%	1.48%	1.25%	7.90%	44%	$85,735
0.00	$23.41	1.16%	1.43%	1.25%	(5.33)%	48%	$85,504
0.00	$27.70	0.81%	1.42%	1.25%	(24.44)%	37%	$90,444
0.00	$42.92	0.57%	1.43%	1.25%	17.16%	36%	$131,810
0.00	$40.36	0.57%	1.42%	1.25%	9.02%	35%	$119,122

0.00	$25.16	(0.14)%	2.16%	2.00%	(9.72)%	32%	$3,962
0.00	$27.87	(0.20)%	2.15%	2.00%	19.36%	48%	$5,754
0.00	$23.35	(0.04)%	2.23%	2.00%	7.15%	44%	$7,825
0.00	$21.96	0.43%	2.18%	1.99%	(6.03)%	48%	$10,839
0.00	$26.00	0.03%	2.17%	2.00%	(25.01)%	37%	$19,054
0.00	$40.68	(0.19)%	2.18%	2.00%	16.24%	36%	$41,273
0.00	$38.53	(0.19)%	2.17%	2.00%	8.21%	35%	$51,171

0.00	$25.66	(0.13)%	2.16%	2.00%	(9.74)%	32%	$2,804
0.00	$28.43	(0.17)%	3.83%	2.00%	19.40%	48%	$3,383
0.00	$23.81	(0.05)%	2.23%	2.00%	7.10%	44%	$3,280
0.00	$22.43	0.41%	2.17%	2.00%	(6.02)%	48%	$2,958
0.00	$26.53	0.05%	2.15%	2.00%	(25.00)%	37%	$3,491
0.00	$41.38	(0.18)%	2.18%	2.00%	16.25%	36%	$6,504
0.00	$39.13	(0.19)%	2.17%	2.00%	8.20%	35%	$6,451

0.00	$27.02	0.87%	1.25%	1.00%	(9.27)%	32%	$322,267
0.00	$29.78	0.84%	1.24%	1.00%	20.22%	48%	$386,429
0.00	$24.98	0.83%	1.29%	1.00%	8.18%	44%	$359,109
0.00	$23.47	1.41%	1.25%	1.00%	(5.09)%	48%	$596,298
0.00	$27.79	1.05%	1.24%	1.00%	(24.24)%	37%	$678,818
0.00	$43.03	0.81%	1.25%	1.00%	17.41%	36%	$1,084,181
0.00	$40.46	0.82%	1.24%	1.00%	9.30%	35%	$1,145,044

0.00	$12.21	0.12%	1.54%	1.00%	(11.26)%	29%	$119,711
0.00	$13.76	0.05%	1.43%	1.00%	26.66%	58%	$142,660
0.00	$10.87	(0.01)%	1.43%	1.00%	13.58%	58%	$119,100
0.00	$9.67	0.36%	1.32%	1.00%	(7.00)%	61%	$515,569
(0.03)	$10.40	0.06%	1.30%	1.14%	(20.61)%	56%	$569,169
0.00	$14.89	(0.21)%	1.36%	1.20%	13.75%	67%	$757,352
0.00	$14.66	(0.14)%	1.31%	1.20%	6.93%	63%	$679,774

0.00	$12.01	(1.15)%	1.42%	1.37%	(8.46)%	31%	$128,815
0.00	$13.12	(1.32)%	3.03%	1.45%	38.11%	59%	$3,425
0.00	$9.50	(1.17)%	4.65%	1.46%	19.80%	97%	$142
0.00	$7.93	(1.09)%	8.23%	1.45%	(6.82)%	147%	$44
0.00	$8.51	(1.05)%	4.16%	1.45%	(9.76)%	191%	$14

0.00	$11.69	(1.91)%	2.21%	2.13%	(8.74)%	31%	$5,246
0.00	$12.81	(2.05)%	3.83%	2.20%	37.30%	59%	$516
0.00	$9.32	(1.93)%	5.40%	2.22%	18.85%	97%	$58
0.00	$7.85	(1.84)%	7.93%	2.20%	(7.43)%	147%	$8
0.00	$8.48	(1.82)%	4.85%	2.20%	(10.07)%	191%	$9

54	Wells Fargo Advantage Equity Gateway Funds	Financial Highlights

	Beginning Net Asset Value Per Share	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gains

Emerging Growth Fund (continued)
Administrator Class
June 1, 2011 to November 30, 2011 (Unaudited)	$13.22	(0.02)	(1.09)	0.00	0.00
October 1, 2010 to May 31, 2011[4]	$9.56	(0.09)[5]	3.75	0.00	0.00
October 1, 2009 to September 30, 2010	$8.08	(0.01)	1.49	0.00	0.00
October 1, 2008 to September 30, 2009	$8.53	(0.05)[5]	(0.40)	0.00	0.00
October 1, 2007 to September 30, 2008	$12.40	(0.07)	(3.70)	0.00	(0.06)
January 31, 2007[8] to September 30, 2007	$10.00	(0.06)	2.46	0.00	0.00
Institutional Class
June 1, 2011 to November 30, 2011 (Unaudited)	$13.33	(0.03)	(1.07)	0.00	0.00
October 1, 2010 to May 31, 2011[4]	$9.62	(0.07)[5]	3.78	0.00	0.00
October 1, 2009 to September 30, 2010	$8.00	(0.07)	1.69	0.00	0.00
October 1, 2008 to September 30, 2009	$8.53	(0.04)[5]	(0.49)	0.00	0.00
March 31, 2008[8] to September 30, 2008	$9.43	(0.03)	(0.87)	0.00	0.00
Investor Class
June 1, 2011 to November 30, 2011 (Unaudited)	$13.07	(0.05)	(1.05)	0.00	0.00
October 1, 2010 to May 31, 2011[4]	$9.47	(0.11)[5]	3.71	0.00	0.00
October 1, 2009 to September 30, 2010	$7.91	(0.09)	1.65	0.00	0.00
October 1, 2008 to September 30, 2009	$8.49	(0.07)[5]	(0.51)	0.00	0.00
October 1, 2007 to September 30, 2008	$12.38	(0.13)	(3.66)	0.00	(0.06)
January 31, 2007[8] to September 30, 2007	$10.00	(0.05)	2.43	0.00	0.00

Equity Value Fund
Class A
June 1, 2011 to November 30, 2011 (Unaudited)	$13.95	0.07 [5]	(2.03)	0.00	0.00
October 1, 2010 to May 31, 2011[4]	$11.62	0.02	2.35	(0.04)	0.00
October 1, 2009 to September 30, 2010	$10.76	0.04	0.92	(0.10)	0.00
October 1, 2008 to September 30, 2009	$11.79	0.12 [5]	(1.03)	(0.12)	(0.00)[6]
October 1, 2007 to September 30, 2008	$17.53	0.17 [5]	(4.62)	(0.12)	(1.17)
October 1, 2006 to September 30, 2007	$15.12	0.12 [5]	2.77	(0.10)	(0.38)
October 1, 2005 to September 30, 2006	$13.82	0.09	1.32	(0.08)	(0.03)
Class B
June 1, 2011 to November 30, 2011 (Unaudited)	$13.85	0.03 [5]	(2.02)	0.00	0.00
October 1, 2010 to May 31, 2011[4]	$11.56	(0.05)[5]	2.34	0.00	0.00
October 1, 2009 to September 30, 2010	$10.67	(0.05)[5]	0.94	0.00	0.00
October 1, 2008 to September 30, 2009	$11.63	0.06 [5]	(1.02)	0.00	(0.00)[6]
October 1, 2007 to September 30, 2008	$17.31	0.06 [5]	(4.57)	0.00	(1.17)
October 1, 2006 to September 30, 2007	$14.95	0.00 [5]	2.74	0.00	(0.38)
October 1, 2005 to September 30, 2006	$13.69	0.00	1.29	0.00	(0.03)
Class C
June 1, 2011 to November 30, 2011 (Unaudited)	$13.74	0.03 [5]	(2.01)	0.00	0.00
October 1, 2010 to May 31, 2011[4]	$11.47	(0.04)	2.31	0.00	0.00
October 1, 2009 to September 30, 2010	$10.63	(0.04)	0.90	(0.02)	0.00
October 1, 2008 to September 30, 2009	$11.61	0.06 [5]	(1.02)	(0.02)	(0.00)[6]
October 1, 2007 to September 30, 2008	$17.29	0.05 [5]	(4.56)	0.00	(1.17)
October 1, 2006 to September 30, 2007	$14.95	0.00 [5]	2.74	(0.02)	(0.38)
October 1, 2005 to September 30, 2006	$13.69	(0.01)	1.30	0.00	(0.03)
Class R
August 26, 2011[8] to November 30, 2011 (Unaudited)	$11.69	0.03	0.49	0.00	0.00
Administrator Class
June 1, 2011 to November 30, 2011 (Unaudited)	$14.21	0.08	(2.07)	0.00	0.00
October 1, 2010 to May 31, 2011[4]	$11.84	0.05	2.39	(0.07)	0.00
October 1, 2009 to September 30, 2010	$10.94	0.06 [5]	0.96	(0.12)	0.00
October 1, 2008 to September 30, 2009	$12.01	0.15 [5]	(1.06)	(0.16)	(0.00)[6]
October 1, 2007 to September 30, 2008	$17.82	0.20 [5]	(4.70)	(0.14)	(1.17)
October 1, 2006 to September 30, 2007	$15.36	0.16 [5]	2.82	(0.14)	(0.38)
October 1, 2005 to September 30, 2006	$13.96	0.14	1.33	(0.04)	(0.03)

Please see footnotes on page 62.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Equity Gateway Funds	55

Distributions from Tax Basis Return of Capital	Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)				Portfolio Turnover Rate[3]	Net Assets at End of Period (000’s omitted)
		Net Investment Income (Loss)[1]	Gross Expenses[1]	Net Expenses[1]	Total Return[2]

0.00	$12.11	(0.97)%	1.24%	1.19%	(8.40)%	31%	$322,375
0.00	$13.22	(1.08)%	2.41%	1.20%	38.28%	59%	$1,915
0.00	$9.56	(0.78)%	4.54%	1.20%	19.95%	97%	$51
0.00	$8.08	(0.79)%	6.89%	1.20%	(5.28)%	147%	$17
(0.04)	$8.53	(0.76)%	3.87%	1.20%	(30.63)%	191%	$59
0.00	$12.40	(0.80)%	10.20%	1.20%	24.00%	125%	$18

0.00	$12.23	(0.68)%	0.99%	0.90%	(8.25)%	31%	$389,577
0.00	$13.33	(0.82)%	1.98%	0.95%	38.57%	59%	$8,170
0.00	$9.62	(0.67)%	4.32%	0.95%	20.40%	97%	$10
0.00	$8.00	(0.58)%	6.74%	0.95%	(6.33)%	147%	$8
0.00	$8.53	(0.56)%	3.64%	0.95%	(9.54)%	191%	$9

0.00	$11.97	(1.23)%	1.59%	1.45%	(8.42)%	31%	$37,731
0.00	$13.07	(1.35)%	3.20%	1.49%	38.01%	59%	$15,626
0.00	$9.47	(1.22)%	4.85%	1.50%	19.72%	97%	$3,705
0.00	$7.91	(1.11)%	7.23%	1.49%	(6.83)%	147%	$2,862
(0.04)	$8.49	(1.05)%	3.92%	1.49%	(30.84)%	191%	$3,665
0.00	$12.38	(1.12)%	5.86%	1.49%	23.80%	125%	$3,242

0.00	$11.99	1.27%	1.24%	1.24%	(14.05)%	49%	$253,734
0.00	$13.95	0.22%	1.32%	1.25%	20.39%	90%	$5,141
0.00	$11.62	0.32%	1.31%	1.25%	9.07%	122%	$4,428
0.00	$10.76	1.28%	1.37%	1.25%	(7.48)%	142%	$4,408
0.00	$11.79	1.14%	1.36%	1.25%	(27.24)%	152%	$4,868
0.00	$17.53	0.73%	1.35%	1.25%	19.50%	108%	$5,714
0.00	$15.12	0.71%	1.52%	1.25%	10.23%	107%	$4,537

0.00	$11.86	0.48%	1.99%	1.99%	(14.37)%	49%	$5,395
0.00	$13.85	(0.55)%	2.07%	2.00%	19.81%	90%	$381
0.00	$11.56	(0.44)%	2.08%	2.00%	8.34%	122%	$506
0.00	$10.67	0.66%	2.13%	2.00%	(8.25)%	142%	$724
0.00	$11.63	0.39%	2.11%	2.00%	(27.77)%	152%	$1,502
0.00	$17.31	(0.01)%	2.10%	2.00%	18.61%	108%	$3,077
0.00	$14.95	(0.04)%	2.27%	2.00%	9.43%	107%	$2,682

0.00	$11.76	0.47%	2.00%	1.99%	(14.41)%	49%	$10,120
0.00	$13.74	(0.52)%	2.08%	2.00%	19.79%	90%	$1,021
0.00	$11.47	(0.45)%	2.08%	2.00%	8.09%	122%	$606
0.00	$10.63	0.63%	2.13%	2.00%	(8.18)%	142%	$647
0.00	$11.61	0.38%	2.10%	2.00%	(27.80)%	152%	$997
0.00	$17.29	(0.01)%	2.10%	2.00%	18.60%	108%	$974
0.00	$14.95	(0.03)%	2.27%	2.00%	9.43%	107%	$417

0.00	$12.21	1.04%	1.49%	1.49%	(14.18)%	49%	$165

0.00	$12.22	1.38%	1.09%	1.00%	(14.00)%	49%	$502,484
0.00	$14.21	0.47%	1.16%	1.00%	20.62%	90%	$123,303
0.00	$11.84	0.56%	1.14%	1.00%	9.40%	122%	$121,656
0.00	$10.94	1.58%	1.19%	1.00%	(7.24)%	142%	$156,382
0.00	$12.01	1.37%	1.16%	1.00%	(27.05)%	152%	$183,379
0.00	$17.82	0.98%	1.17%	1.00%	19.80%	108%	$85,370
0.00	$15.36	0.96%	1.34%	1.00%	10.60%	107%	$71,801

56	Wells Fargo Advantage Equity Gateway Funds	Financial Highlights

	Beginning Net Asset Value Per Share	Net Investment Income[1]		Net Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gains

Equity Value Fund (continued)
Institutional Class
June 1, 2011 to November 30, 2011 (Unaudited)	$14.20	0.08		(2.05)	0.00	0.00
October 1, 2010 to May 31, 2011[4]	$11.84	0.06	[5]	2.40	(0.10)	0.00
October 1, 2009 to September 30, 2010	$10.95	0.09		0.95	(0.15)	0.00
October 1, 2008 to September 30, 2009	$12.03	0.17	[5]	(1.06)	(0.19)	(0.00)[6]
October 1, 2007 to September 30, 2008	$17.84	0.24	[5]	(4.70)	(0.18)	(1.17)
October 1, 2006 to September 30, 2007	$15.36	0.19	[5]	2.82	(0.15)	(0.38)
October 1, 2005 to September 30, 2006	$15.17	0.01		0.18	0.00	0.00

Index Fund
Class A
June 1, 2011 to November 30, 2011 (Unaudited)	$47.17	0.38		(3.43)	0.00	0.00
August 1, 2010 to May 31, 2011[9]	$40.42	0.56		8.77	(0.70)	(1.88)
August 1, 2009 to July 31, 2010[10]	$41.72	0.64		4.89	(0.63)	(6.20)
August 1, 2008 to July 31, 2009[10]	$56.53	0.91		(12.80)	(0.91)	(2.01)
August 1, 2007 to July 31, 2008[10]	$65.01	1.04		(8.50)	(1.02)	0.00
August 1, 2006 to July 31, 2007[10]	$57.04	0.86		7.96	(0.85)	0.00
August 1, 2005 to July 31, 2006[10]	$55.13	0.76		1.88	(0.73)	0.00
Class B
June 1, 2011 to November 30, 2011 (Unaudited)	$47.23	0.19	[5]	(3.42)	0.00	0.00
August 1, 2010 to May 31, 2011[9]	$40.32	0.29	[5]	8.76	(0.26)	(1.88)
August 1, 2009 to July 31, 2010[10]	$41.63	0.28		4.88	(0.27)	(6.20)
August 1, 2008 to July 31, 2009[10]	$56.42	0.63	[5]	(12.82)	(0.59)	(2.01)
August 1, 2007 to July 31, 2008[10]	$64.86	0.57	[5]	(8.48)	(0.53)	0.00
August 1, 2006 to July 31, 2007[10]	$56.90	0.41	[5]	7.91	(0.36)	0.00
August 1, 2005 to July 31, 2006[10]	$55.01	0.34	[5]	1.89	(0.34)	0.00
Class C
June 1, 2011 to November 30, 2011 (Unaudited)	$47.27	0.19	[5]	(3.41)	0.00	0.00
August 1, 2010 to May 31, 2011[9]	$40.32	0.27		8.78	(0.22)	(1.88)
August 1, 2009 to July 31, 2010[10]	$41.62	0.30		4.88	(0.28)	(6.20)
August 1, 2008 to July 31, 2009[10]	$56.36	0.59		(12.76)	(0.56)	(2.01)
August 1, 2007 to July 31, 2008[10]	$64.80	0.55		(8.44)	(0.55)	0.00
August 1, 2006 to July 31, 2007[10]	$56.87	0.40	[5]	7.90	(0.37)	0.00
August 1, 2005 to July 31, 2006[10]	$54.99	0.33		1.89	(0.34)	0.00
Administrator Class
June 1, 2011 to November 30, 2011 (Unaudited)	$47.45	0.43		(3.43)	0.00	0.00
August 1, 2010 to May 31, 2011[9]	$40.56	0.67		8.82	(0.72)	(1.88)
August 1, 2009 to July 31, 2010[10]	$41.88	0.87	[5]	4.76	(0.75)	(6.20)
August 1, 2008 to July 31, 2009[10]	$56.88	1.02	[5]	(12.90)	(1.11)	(2.01)
August 1, 2007 to July 31, 2008[10]	$65.42	1.20	[5]	(8.54)	(1.20)	0.00
August 1, 2006 to July 31, 2007[10]	$57.40	1.02		8.01	(1.01)	0.00
August 1, 2005 to July 31, 2006[10]	$55.47	0.90		1.90 [5]	(0.87)	0.00
Investor Class
June 1, 2011 to November 30, 2011 (Unaudited)	$47.30	0.38		(3.41)	0.00	0.00
August 1, 2010 to May 31, 2011[9]	$40.48	0.60		8.80	(0.70)	(1.88)
July 16, 2010[8] to July 31, 2010[11]	$39.19	0.03		1.26	0.00	0.00

International Value Fund
Class A
June 1, 2011 to November 30, 2011 (Unaudited)	$14.03	0.10		(2.47)	0.00	0.00
October 1, 2010 to May 31, 2011[4]	$12.58	0.22	[5]	1.46	(0.23)	0.00
October 1, 2009 to September 30, 2010	$12.67	0.23	[5]	(0.17)	(0.15)	0.00
October 1, 2008 to September 30, 2009	$12.66	0.23	[5]	0.22	(0.44)	0.00
October 1, 2007 to September 30, 2008	$20.21	0.51	[5]	(7.24)	(0.36)	(0.46)
October 1, 2006 to September 30, 2007	$16.75	0.48	[5]	3.07	(0.08)	(0.01)
October 1, 2005 to September 30, 2006	$14.13	0.35	[5]	2.32	0.00	(0.05)

Please see footnotes on page 62.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Equity Gateway Funds	57

Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)				Portfolio Turnover Rate[3]	Net Assets at End of Period (000’s omitted)
	Net Investment Income[1]	Gross Expenses[1]	Net Expenses[1]	Total Return[2]

$12.23	1.33%	0.84%	0.75%	(13.80)%	49%	$87,625
$14.20	0.72%	0.90%	0.75%	20.84%	90%	$96,750
$11.84	0.82%	0.88%	0.75%	9.65%	122%	$73,445
$10.95	1.82%	0.93%	0.75%	(7.13)%	142%	$60,014
$12.03	1.63%	0.91%	0.75%	(26.84)%	152%	$64,824
$17.84	1.13%	0.90%	0.75%	20.01%	108%	$62,639
$15.36	0.82%	0.97%	0.65%	1.25%	107%	$10

$44.12	1.65%	0.67%	0.56%	(6.47)%	7%	$344,037
$47.17	1.53%	0.67%	0.56%	23.66%	3%	$388,113
$40.42	1.49%	1.00%	0.60%	13.29%	7%	$358,953
$41.72	2.22%	1.05%	0.52%	(20.30)%	6%	$172,687
$56.53	1.64%	0.90%	0.50%	(11.60)%	7%	$262,336
$65.01	1.35%	0.88%	0.57%	15.51%	14%	$366,413
$57.04	1.35%	0.96%	0.57%	4.82%	6%	$241,533

$44.00	0.87%	1.42%	1.31%	(6.84)%	7%	$13,448
$47.23	0.78%	1.42%	1.31%	22.90%	3%	$19,894
$40.32	0.69%	1.76%	1.35%	12.44%	7%	$26,295
$41.63	1.51%	1.79%	1.26%	(20.91)%	6%	$28,008
$56.42	0.89%	1.66%	1.26%	(12.26)%	7%	$68,025
$64.86	0.65%	1.63%	1.32%	14.65%	14%	$113,488
$56.90	0.60%	1.69%	1.32%	4.05%	6%	$141,090

$44.05	0.89%	1.42%	1.31%	(6.81)%	7%	$68,841
$47.27	0.78%	1.42%	1.31%	22.89%	3%	$80,981
$40.32	0.68%	1.76%	1.35%	12.44%	7%	$81,848
$41.62	1.48%	1.80%	1.27%	(20.91)%	6%	$89,159
$56.36	0.89%	1.65%	1.25%	(12.25)%	7%	$137,044
$64.80	0.63%	1.63%	1.32%	14.63%	14%	$175,657
$56.87	0.60%	1.69%	1.32%	4.04%	6%	$173,515

$44.45	1.96%	0.36%	0.25%	(6.32)%	7%	$1,638,776
$47.45	1.84%	0.37%	0.25%	23.98%	3%	$1,709,455
$40.56	1.94%	0.63%	0.31%	13.55%	7%	$1,404,098
$41.88	2.49%	0.80%	0.27%	(20.09)%	6%	$115,745
$56.88	1.89%	0.65%	0.25%	(11.37)%	7%	$212,661
$65.42	1.62%	0.63%	0.32%	15.80%	14%	$340,321
$57.40	1.60%	0.69%	0.32%	5.08%	6%	$255,492

$44.27	1.76%	0.74%	0.45%	(6.41)%	7%	$118,801
$47.30	1.64%	0.74%	0.45%	23.78%	3%	$131,141
$40.48	2.13%	0.79%	0.45%	3.29%	7%	$111,126

$11.66	1.52%	1.46%	1.46%	(16.89)%	3%	$5,052
$14.03	2.41%	1.55%	1.47%	13.55%	16%	$6,213
$12.58	1.92%	1.69%	1.46%	0.52%	27%	$6,792
$12.67	2.28%	1.68%	1.50%	4.82%	41%	$8,769
$12.66	3.04%	1.74%	1.50%	(34.48)%	23%	$16,903
$20.21	2.45%	1.64%	1.50%	21.20%	19%	$25,445
$16.75	2.26%	6.14%	1.41%	18.93%	31%	$1,900

58	Wells Fargo Advantage Equity Gateway Funds	Financial Highlights

	Beginning Net Asset Value Per Share	Net Investment Income (Loss)[1]		Net Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gains

International Value Fund (continued)
Class B
June 1, 2011 to November 30, 2011 (Unaudited)	$13.94	0.05		(2.45)	0.00	0.00
October 1, 2010 to May 31, 2011[4]	$12.42	0.11	[5]	1.49	(0.08)	0.00
October 1, 2009 to September 30, 2010	$12.57	0.12	[5]	(0.14)	(0.13)	0.00
October 1, 2008 to September 30, 2009	$12.42	0.14	[5]	0.25	(0.24)	0.00
October 1, 2007 to September 30, 2008	$19.82	0.38	[5]	(7.11)	(0.21)	(0.46)
October 1, 2006 to September 30, 2007	$16.55	0.27	[5]	3.09	(0.08)	(0.01)
October 1, 2005 to September 30, 2006	$14.09	0.24	[5]	2.27	0.00	(0.05)
Class C
June 1, 2011 to November 30, 2011 (Unaudited)	$13.79	0.07		(2.44)	0.00	0.00
October 1, 2010 to May 31, 2011[4]	$12.33	0.15	[5]	1.44	(0.13)	0.00
October 1, 2009 to September 30, 2010	$12.51	0.15		(0.18)	(0.15)	0.00
October 1, 2008 to September 30, 2009	$12.44	0.15	[5]	0.23	(0.31)	0.00
October 1, 2007 to September 30, 2008	$19.90	0.38	[5]	(7.13)	(0.25)	(0.46)
October 1, 2006 to September 30, 2007	$16.54	0.30	[5]	3.07	0.00	(0.01)
October 1, 2005 to September 30, 2006	$14.09	0.21	[5]	2.29	0.00	(0.05)
Administrator Class
June 1, 2011 to November 30, 2011 (Unaudited)	$13.95	0.10		(2.44)	0.00	0.00
October 1, 2010 to May 31, 2011[4]	$12.52	0.24	[5]	1.46	(0.27)	0.00
October 1, 2009 to September 30, 2010	$12.68	0.25		(0.15)	(0.26)	0.00
October 1, 2008 to September 30, 2009	$12.69	0.25	[5]	0.20	(0.46)	0.00
October 1, 2007 to September 30, 2008	$20.23	0.58	[5]	(7.27)	(0.39)	(0.46)
October 1, 2006 to September 30, 2007	$16.65	0.44	[5]	3.15	0.00	(0.01)
October 1, 2005 to September 30, 2006	$14.15	0.32	[5]	2.34	(0.11)	(0.05)
Institutional Class
June 1, 2011 to November 30, 2011 (Unaudited)	$13.98	0.11		(2.45)	0.00	0.00
October 1, 2010 to May 31, 2011[4]	$12.58	0.28		1.44	(0.32)	0.00
October 1, 2009 to September 30, 2010	$12.71	0.32		(0.20)	(0.25)	0.00
October 1, 2008 to September 30, 2009	$12.72	0.28	[5]	0.20	(0.49)	0.00
October 1, 2007 to September 30, 2008	$20.28	0.62	[5]	(7.31)	(0.41)	(0.46)
October 1, 2006 to September 30, 2007	$16.67	0.46	[5]	3.16	0.00	(0.01)
October 1, 2005 to September 30, 2006	$16.52	0.01	[5]	0.14	0.00	0.00

Small Company Growth Fund
Class A
June 1, 2011 to November 30, 2011 (Unaudited)	$29.53	(0.11)[5]		(4.31)	0.00	0.00
October 1, 2010 to May 31, 2011[4]	$21.23	(0.15)		8.45	0.00	0.00
October 1, 2009 to September 30, 2010	$18.56	(0.21)[5]		2.88	0.00	0.00
October 1, 2008 to September 30, 2009	$18.38	(0.17)[5]		0.35	0.00	0.00
October 1, 2007 to September 30, 2008	$30.20	(0.24)[5]		(7.24)	0.00	(4.17)
October 1, 2006 to September 30, 2007	$30.50	(0.29)[5]		5.04	0.00	(5.05)
October 1, 2005 to September 30, 2006	$30.87	(0.28)[5]		2.22	0.00	(2.31)
Class B
June 1, 2011 to November 30, 2011 (Unaudited)	$27.63	(0.19)[5]		(4.03)	0.00	0.00
October 1, 2010 to May 31, 2011[4]	$19.97	(0.29)[5]		7.95	0.00	0.00
October 1, 2009 to September 30, 2010	$17.58	(0.34)[5]		2.73	0.00	0.00
October 1, 2008 to September 30, 2009	$17.55	(0.25)[5]		0.28	0.00	0.00
October 1, 2007 to September 30, 2008	$29.24	(0.40)[5]		(6.95)	0.00	(4.17)
October 1, 2006 to September 30, 2007	$29.87	(0.50)[5]		4.92	0.00	(5.05)
October 1, 2005 to September 30, 2006	$30.51	(0.48)[5]		2.15	0.00	(2.31)

Please see footnotes on page 62.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Equity Gateway Funds	59

Distributions from Tax Basis Return of Capital	Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)				Portfolio Turnover Rate[3]	Net Assets at End of Period (000’s omitted)
		Net Investment Income (Loss)[1]	Gross Expenses[1]	Net Expenses[1]	Total Return[2]

0.00	$11.54	0.80%	2.21%	2.21%	(17.22)%	3%	$151
0.00	$13.94	1.28%	2.32%	2.22%	12.97%	16%	$194
0.00	$12.42	0.99%	2.44%	2.21%	(0.16)%	27%	$339
0.00	$12.57	1.39%	2.44%	2.25%	3.82%	41%	$581
0.00	$12.42	2.24%	2.49%	2.25%	(34.97)%	23%	$951
0.00	$19.82	1.43%	2.40%	2.25%	20.32%	19%	$2,512
0.00	$16.55	1.52%	6.84%	2.19%	17.85%	31%	$1,110

0.00	$11.42	0.79%	2.21%	2.21%	(17.19)%	3%	$518
0.00	$13.79	1.75%	2.30%	2.22%	13.00%	16%	$665
0.00	$12.33	1.11%	2.45%	2.21%	(0.21)%	27%	$665
0.00	$12.51	1.56%	2.43%	2.25%	3.90%	41%	$791
0.00	$12.44	2.29%	2.46%	2.25%	(34.99)%	23%	$799
0.00	$19.90	1.54%	2.40%	2.25%	20.36%	19%	$1,305
0.00	$16.54	1.38%	6.29%	2.14%	17.78%	31%	$312

0.00	$11.61	1.74%	1.30%	1.25%	(16.77)%	3%	$267,912
0.00	$13.95	2.84%	1.38%	1.25%	13.73%	16%	$313,423
0.00	$12.52	2.26%	1.53%	1.21%	0.80%	27%	$259,768
0.00	$12.68	2.50%	1.50%	1.25%	4.89%	41%	$231,537
0.00	$12.69	3.50%	1.56%	1.25%	(34.30)%	23%	$206,603
0.00	$20.23	2.29%	1.47%	1.25%	21.55%	19%	$263,305
0.00	$16.65	1.94%	1.61%	1.24%	18.98%	31%	$138,269

0.00	$11.64	1.97%	1.03%	1.03%	(16.74)%	3%	$1,678
0.00	$13.98	3.04%	1.11%	1.03%	13.92%	16%	$1,797
0.00	$12.58	2.51%	1.08%	1.01%	1.01%	27%	$1,518
0.00	$12.71	2.79%	1.23%	1.05%	5.15%	41%	$1,766
0.00	$12.72	3.83%	1.29%	1.05%	(34.22)%	23%	$786
0.00	$20.28	2.40%	1.20%	1.05%	21.70%	19%	$12
0.00	$16.67	1.08%	1.24%	0.94%	0.91%	31%	$10

0.00	$25.11	(0.80)%	1.44%	1.44%	(14.94)%	38%	$5,815
0.00	$29.53	(1.04)%	1.45%	1.44%	39.11%	70%	$7,201
0.00	$21.23	(1.05)%	1.50%	1.45%	14.39%	129%	$4,042
0.00	$18.56	(1.13)%	1.54%	1.44%	0.92%	169%	$2,408
(0.17)	$18.38	(1.09)%	1.53%	1.45%	(27.91)%	150%	$2,109
0.00	$30.20	(1.00)%	1.52%	1.45%	17.07%	138%	$3,270
0.00	$30.50	(0.89)%	1.52%	1.45%	6.52%	125%	$3,208

0.00	$23.41	(1.57)%	2.19%	2.19%	(15.27)%	38%	$235
0.00	$27.63	(1.78)%	2.19%	2.19%	38.43%	70%	$380
0.00	$19.97	(1.83)%	2.24%	2.20%	13.54%	129%	$251
0.00	$17.58	(1.85)%	2.29%	2.19%	0.17%	169%	$312
(0.17)	$17.55	(1.85)%	2.28%	2.20%	(28.45)%	150%	$344
0.00	$29.24	(1.76)%	2.27%	2.20%	16.22%	138%	$750
0.00	$29.87	(1.58)%	2.27%	2.20%	5.66%	125%	$899

60	Wells Fargo Advantage Equity Gateway Funds	Financial Highlights

	Beginning Net Asset Value Per Share	Net Investment Income (Loss)[1]		Net Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gains

Small Company Growth Fund (continued)
Class C
June 1, 2011 to November 30, 2011 (Unaudited)	$27.95	(0.19)[5]		(4.09)	0.00	0.00
October 1, 2010 to May 31, 2011[4]	$20.19	(0.30)[5]		8.06	0.00	0.00
October 1, 2009 to September 30, 2010	$17.77	(0.34)[5]		2.76	0.00	0.00
October 1, 2008 to September 30, 2009	$17.73	(0.26)[5]		0.30	0.00	0.00
October 1, 2007 to September 30, 2008	$29.49	(0.39)[5]		(7.03)	0.00	(4.17)
October 1, 2006 to September 30, 2007	$30.08	(0.50)[5]		4.96	0.00	(5.05)
October 1, 2005 to September 30, 2006	$30.69	(0.48)[5]		2.18	0.00	(2.31)
Administrator Class
June 1, 2011 to November 30, 2011 (Unaudited)	$30.22	(0.09)[5]		(4.40)	0.00	0.00
October 1, 2010 to May 31, 2011[4]	$21.70	(0.14)[5]		8.66	0.00	0.00
October 1, 2009 to September 30, 2010	$18.90	(0.16)[5]		2.96	0.00	0.00
October 1, 2008 to September 30, 2009	$18.68	(0.12)[5]		0.34	0.00	0.00
October 1, 2007 to September 30, 2008	$30.54	(0.19)[5]		(7.33)	0.00	(4.17)
October 1, 2006 to September 30, 2007	$30.73	(0.22)[5]		5.08	0.00	(5.05)
October 1, 2005 to September 30, 2006	$31.01	(0.18)[5]		2.21	0.00	(2.31)
Institutional Class
June 1, 2011 to November 30, 2011 (Unaudited)	$30.44	(0.04)[5]		(4.46)	0.00	0.00
October 1, 2010 to May 31, 2011[4]	$21.81	(0.12)[5]		8.75	0.00	0.00
October 1, 2009 to September 30, 2010	$18.94	(0.05)[5]		2.92	0.00	0.00
October 1, 2008 to September 30, 2009	$18.70	(0.08)[5]		0.32	0.00	0.00
March 31, 2008[8] to September 30, 2008	$20.18	(0.05)[5]		(1.43)	0.00	0.00

Small Company Value Fund
Class A
June 1, 2011 to November 30, 2011 (Unaudited)	$14.36	0.03		(1.81)	0.00	0.00
October 1, 2010 to May 31, 2011[4]	$11.38	0.11		2.87	0.00	0.00
October 1, 2009 to September 30, 2010	$9.84	(0.02)		1.56	0.00	0.00
October 1, 2008 to September 30, 2009	$10.55	0.04	[5]	(0.71)	(0.04)	0.00
October 1, 2007 to September 30, 2008	$15.35	0.05	[5]	(3.36)	0.00	(1.49)
October 1, 2006 to September 30, 2007	$15.55	0.00	[5],6	0.96	0.00	(1.16)
October 1, 2005 to September 30, 2006	$15.95	0.01	[5]	0.92	(0.01)	(1.32)
Class B
June 1, 2011 to November 30, 2011 (Unaudited)	$13.30	(0.04)[5]		(1.66)	0.00	0.00
October 1, 2010 to May 31, 2011[4]	$10.59	0.04	[5]	2.67	0.00	0.00
October 1, 2009 to September 30, 2010	$9.20	(0.10)[5]		1.49	0.00	0.00
October 1, 2008 to September 30, 2009	$9.89	(0.01)[5]		(0.68)	0.00	0.00
October 1, 2007 to September 30, 2008	$14.59	(0.04)[5]		(3.17)	0.00	(1.49)
October 1, 2006 to September 30, 2007	$14.94	(0.12)[5]		0.93	0.00	(1.16)
October 1, 2005 to September 30, 2006	$15.48	(0.11)[5]		0.89	0.00	(1.32)
Class C
June 1, 2011 to November 30, 2011 (Unaudited)	$13.30	(0.04)[5]		(1.65)	0.00	0.00
October 1, 2010 to May 31, 2011[4]	$10.59	0.02	[5]	2.69	0.00	0.00
October 1, 2009 to September 30, 2010	$9.20	(0.09)[5]		1.48	0.00	0.00
October 1, 2008 to September 30, 2009	$9.89	(0.02)[5]		(0.67)	0.00	0.00
October 1, 2007 to September 30, 2008	$14.59	(0.04)[5]		(3.17)	0.00	(1.49)
October 1, 2006 to September 30, 2007	$14.94	(0.12)[5]		0.93	0.00	(1.16)
October 1, 2005 to September 30, 2006	$15.48	(0.11)[5]		0.89	0.00	(1.32)

Please see footnotes on page 62.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Equity Gateway Funds	61

Distributions from Tax Basis Return of Capital	Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)				Portfolio Turnover Rate[3]	Net Assets at End of Period (000’s omitted)
		Net Investment Income (Loss)[1]	Gross Expenses[1]	Net Expenses[1]	Total Return[2]

0.00	$23.67	(1.55)%	2.19%	2.19%	(15.28)%	38%	$1,585
0.00	$27.95	(1.80)%	2.20%	2.19%	38.39%	70%	$1,736
0.00	$20.19	(1.81)%	2.24%	2.20%	13.62%	129%	$820
0.00	$17.77	(1.87)%	2.29%	2.19%	0.23%	169%	$605
(0.17)	$17.73	(1.85)%	2.23%	2.20%	(28.44)%	150%	$231
0.00	$29.49	(1.74)%	2.27%	2.20%	16.24%	138%	$324
0.00	$30.08	(1.58)%	2.27%	2.20%	5.73%	125%	$213

0.00	$25.73	(0.57)%	1.28%	1.20%	(14.86)%	38%	$132,285
0.00	$30.22	(0.78)%	1.28%	1.20%	39.33%	70%	$177,938
0.00	$21.70	(0.82)%	1.32%	1.20%	14.76%	129%	$237,761
0.00	$18.90	(0.85)%	1.35%	1.19%	1.18%	169%	$229,380
(0.17)	$18.68	(0.84)%	1.34%	1.20%	(27.70)%	150%	$242,802
0.00	$30.54	(0.75)%	1.34%	1.20%	17.34%	138%	$487,994
0.00	$30.73	(0.58)%	1.33%	1.20%	6.80%	125%	$518,506

0.00	$25.94	(0.31)%	1.01%	0.95%	(14.76)%	38%	$78,631
0.00	$30.44	(0.61)%	1.01%	0.95%	39.59%	70%	$91,704
0.00	$21.81	(0.25)%	1.05%	0.95%	14.98%	129%	$1,175
0.00	$18.94	(0.57)%	1.09%	0.95%	1.39%	169%	$9
0.00	$18.70	(0.59)%	1.08%	0.95%	(7.33)%	150%	$54,827

0.00	$12.58	0.12%	1.51%	1.45%	(12.40)%	32%	$19,419
0.00	$14.36	1.07%	1.49%	1.42%	26.19%	47%	$26,222
0.00	$11.38	(0.21)%	1.65%	1.45%	15.53%	60%	$22,492
0.00	$9.84	0.55%	1.55%	1.45%	(6.14)%	99%	$20,202
0.00	$10.55	0.42%	1.52%	1.45%	(22.58)%	82%	$34,964
0.00	$15.35	(0.02)%	1.55%	1.45%	5.95%	69%	$66,379
0.00	$15.55	0.04%	1.44%	1.41%	6.06%	114%	$81,432

0.00	$11.60	(0.64)%	2.26%	2.20%	(12.78)%	32%	$781
0.00	$13.30	0.45%	2.25%	2.17%	25.59%	47%	$1,340
0.00	$10.59	(0.99)%	2.40%	2.20%	14.98%	60%	$2,079
0.00	$9.20	(0.20)%	2.30%	2.20%	(6.88)%	99%	$2,792
0.00	$9.89	(0.33)%	2.31%	2.20%	(23.16)%	82%	$5,086
0.00	$14.59	(0.77)%	2.30%	2.20%	5.15%	69%	$10,413
0.00	$14.94	(0.71)%	2.18%	2.15%	5.24%	114%	$13,463

0.00	$11.61	(0.63)%	2.26%	2.20%	(12.71)%	32%	$1,626
0.00	$13.30	0.29%	2.24%	2.17%	25.59%	47%	$2,150
0.00	$10.59	(0.94)%	2.40%	2.20%	14.98%	60%	$1,763
0.00	$9.20	(0.26)%	2.30%	2.20%	(6.88)%	99%	$1,437
0.00	$9.89	(0.33)%	2.30%	2.20%	(23.15)%	82%	$1,728
0.00	$14.59	(0.77)%	2.30%	2.20%	5.15%	69%	$3,754
0.00	$14.94	(0.71)%	2.18%	2.15%	5.24%	114%	$4,711

62	Wells Fargo Advantage Equity Gateway Funds	Financial Highlights

	Beginning Net Asset Value Per Share	Net Investment Income (Loss)[1]		Net Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gains

Small Company Value Fund (continued)
Administrator Class
June 1, 2011 to November 30, 2011 (Unaudited)	$14.60	0.04		(1.83)	0.00	0.00
October 1, 2010 to May 31, 2011[4]	$11.55	0.12	[5]	2.93	0.00	0.00
October 1, 2009 to September 30, 2010	$9.94	(0.02)		1.63	0.00	0.00
October 1, 2008 to September 30, 2009	$10.69	0.06	[5]	(0.74)	(0.07)	0.00
October 1, 2007 to September 30, 2008	$15.54	0.08	[5]	(3.39)	(0.05)	(1.49)
October 1, 2006 to September 30, 2007	$15.69	0.04	[5]	0.98	(0.01)	(1.16)
October 1, 2005 to September 30, 2006	$16.08	0.04	[5]	0.92	(0.03)	(1.32)
Institutional Class
June 1, 2011 to November 30, 2011 (Unaudited)	$14.63	0.05		(1.84)	0.00	0.00
October 1, 2010 to May 31, 2011[4]	$11.55	0.13		2.95	0.00	0.00
July 30, 2010[8] to September 30, 2010	$11.26	0.02		0.27	0.00	0.00

1.	Includes net expenses allocated from the Master Portfolio(s) in which the Fund invests.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective Master Portfolio by the corresponding Master Portfolio’s portfolio turnover rate.

4.	For the eight months ended May 31, 2011. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

5.	Calculated based upon average shares outstanding.

6.	Amount is less than $0.005.

7.	On June 20, 2008, Class D was renamed to Investor Class.

8.	Commencement of class operations.

9.	For the ten months ended May 31, 2011. The Fund changed its fiscal year end from July 31 to May 31, effective May 31, 2011.

10.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Equity Index Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 16, 2010 is that of Evergreen Equity Index Fund. The per share information has been adjusted to give effect to this transaction.

11.	Investor Class of Evergreen Equity Index Fund, the accounting and performance survivor did not exist prior to the reorganization. As a result, accounting and performance information for Investor Class commenced operation on July 16, 2010.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Equity Gateway Funds	63

Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)				Portfolio Turnover Rate[3]	Net Assets at End of Period (000’s omitted)
	Net Investment Income (Loss)[1]	Gross Expenses[1]	Net Expenses[1]	Total Return[2]

$12.81	0.36%	1.35%	1.20%	(12.26)%	32%	$58,613
$14.60	1.34%	1.33%	1.20%	26.41%	47%	$70,022
$11.55	(0.05)%	1.47%	1.20%	16.20%	60%	$60,081
$9.94	0.85%	1.37%	1.20%	(6.06)%	99%	$124,072
$10.69	0.71%	1.38%	1.20%	(22.33)%	82%	$252,275
$15.54	0.26%	1.37%	1.20%	6.28%	69%	$327,372
$15.69	0.26%	1.27%	1.19%	6.26%	114%	$272,787

$12.84	0.57%	0.99%	0.94%	(12.24)%	32%	$11
$14.63	1.42%	1.02%	0.96%	26.67%	47%	$16
$11.55	1.02%	1.15%	1.00%	2.58%	60%	$10

64	Wells Fargo Advantage Equity Gateway Funds	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following funds: Wells Fargo Advantage C&B Large Cap Value Fund (“C&B Large Cap Value Fund”), Wells Fargo Advantage Diversified Equity Fund (“Diversified Equity Fund”), Wells Fargo Advantage Diversified Small Cap Fund (“Diversified Small Cap Fund”), Wells Fargo Advantage Emerging Growth Fund (“Emerging Growth Fund”), Wells Fargo Advantage Equity Value Fund (“Equity Value Fund”), Wells Fargo Advantage Index Fund (“Index Fund”), Wells Fargo Advantage International Value Fund (“International Value Fund”), Wells Fargo Advantage Small Company Growth Fund (“Small Company Growth Fund”) and Wells Fargo Advantage Small Company Value Fund (“Small Company Value Fund” ) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.

Each Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each, a “Master Portfolio”, collectively, the “Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities, and a Fund investing in a Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the Master Portfolios as partnership investments and records daily its share of the Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the Master Portfolios for the six months ended November 30, 2011 are included in this report and should be read in conjunction with each Fund’s financial statements. As of November 30, 2011, the Funds own the following percentages of the Master Portfolio(s):

	C&B Large Cap Value Fund	Diversified Equity Fund	Diversified Small Cap Fund	Emerging Growth Fund	Equity Value Fund	Index Fund
Wells Fargo Advantage C&B Large Cap Value Portfolio	84%	10%	N/A	N/A	N/A	N/A
Wells Fargo Advantage Diversified Large Cap Growth Portfolio	N/A	60	N/A	N/A	N/A	N/A
Wells Fargo Advantage Emerging Growth Portfolio	N/A	1	3%	88%	N/A	N/A
Wells Fargo Advantage Equity Value Portfolio	N/A	3	N/A	N/A	84%	N/A
Wells Fargo Advantage Index Portfolio	N/A	4	N/A	N/A	N/A	93%
Wells Fargo Advantage International Equity Portfolio	N/A	59	N/A	N/A	N/A	N/A
Wells Fargo Advantage International Growth Portfolio	N/A	14	N/A	N/A	N/A	N/A
Wells Fargo Advantage International Index Portfolio	N/A	59	N/A	N/A	N/A	N/A
Wells Fargo Advantage International Value Portfolio	N/A	5	N/A	N/A	N/A	N/A
Wells Fargo Advantage Large Company Value Portfolio	N/A	60	N/A	N/A	N/A	N/A
Wells Fargo Advantage Small Cap Value Portfolio	N/A	22	63	N/A	N/A	N/A
Wells Fargo Advantage Small Company Growth Portfolio	N/A	4	11	N/A	N/A	N/A
Wells Fargo Advantage Small Company Value Portfolio	N/A	5	15	N/A	N/A	N/A

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	65

	International Value Fund	Small Company Growth Fund	Small Company Value Fund
Wells Fargo Advantage International Value Portfolio	92%	N/A	N/A
Wells Fargo Advantage Small Company Growth Portfolio	N/A	83%	N/A
Wells Fargo Advantage Small Company Value Portfolio	N/A	N/A	41%

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in the Master Portfolios are valued daily based on each Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

Certain fixed income securities with maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Funds’ Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis in the Funds and in each Master Portfolio. Realized gains or losses in the Funds and each Master Portfolio are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method by the Funds and each Master Portfolio. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income in each Master Portfolio is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Master Portfolio is informed of the ex-dividend date. Dividend income from foreign securities in each Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Each Fund records daily its proportionate share of each Master Portfolio’s interest and dividend income and realized and unrealized gains or losses.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

66	Wells Fargo Advantage Equity Gateway Funds	Notes to Financial Statements (Unaudited)

Federal and other taxes

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

At May 31, 2011, estimated net capital loss carryforwards, which were available to offset future net realized capital gains, were as follows:

	Expiration
	2017	2018	2019
C&B Large Cap Value Fund	$34,537,147	$52,060,627	$16,296,879
Diversified Small Cap Fund	21,758,186	82,177,516	0
Emerging Growth Fund	1,015,913	303,910	0
Equity Value Fund	18,730,792	30,379,874	0
International Value Fund	8,318,503	39,532,291	4,562,291
Small Company Growth Fund	19,480,604	21,804,704	0
Small Company Value Fund	35,675,955	80,412,918	0

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Class allocations

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	67

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2011, for each Fund (except for Diversified Equity Fund and Diversified Small Cap Fund) investments were only in affiliated Master Portfolio(s) which were carried at fair value and designated as Level 2 inputs.

As of November 30, 2011, the inputs used in valuing the assets of Diversified Equity Fund and Diversified Small Cap Fund, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Diversified Equity Fund
Equity securities
Affiliated Master Portfolios	$0	$408,700,423	$0	$408,700,423
Other	0	0	339,716	339,716
	$0	$408,700,423	$339,716	$409,040,139
Diversified Small Cap Fund
Equity securities
Affiliated Master Portfolios	$0	$119,053,540	$0	$119,053,540
Other	0	0	650,515	650,515
	$0	$119,053,540	$650,515	$119,704,055

Further details can be found in each Fund’s Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended November 30, 2011, the Funds did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Diversified Equity Fund	Diversified Small Cap Fund
Other
Balance as of May 31, 2011	$430,602	$824,549
Accrued discounts (premiums)	0	0
Realized gains (losses)	50,662	97,012
Change in unrealized gains (losses)	(67,362)	(128,989)
Purchases	0	0
Sales	(74,186)	(142,057)
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Balance as of November 30, 2011	$339,716	$650,515
Change in unrealized gains (losses) relating to securities still held at November 30, 2011	$(52,603)	$(100,728)

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fees

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Funds.

68	Wells Fargo Advantage Equity Gateway Funds	Notes to Financial Statements (Unaudited)

For each Fund that invests all of its assets in a single Master Portfolio, Funds Management does not currently receive an advisory fee. For each Fund that invests in multiple Master Portfolios, Funds Management is the adviser and is entitled to receive an annual advisory fee of 0.25% of each Fund’s average daily net assets for providing such advisory services, including the determination of the asset allocations of each Fund’s investments in the various Master Portfolios.

Each Fund may withdraw all of its investments from its corresponding Master Portfolio(s) and invest directly in securities at any time if the Board of Trustees determines that it is in the best interest of the Fund to do so. Upon such redemption and subsequent direct investment in a portfolio of securities, Funds Management (and the corresponding sub-adviser, if any) may receive an advisory fee for the direct management of those assets.

Funds Management also serves as the adviser to each Master Portfolio and is entitled to receive a fee from each Master Portfolio for those services.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of each Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Class B, Class C, Class R	0.26%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.33

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses.

Distribution fees

The Trust has adopted a Distribution Plan for Class B, Class C and Class R shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B, Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Class R shares.

For the six months ended November 30, 2011, Wells Fargo Funds Distributor, LLC received the following amounts in front-end sales charges and contingent deferred sales charges.

	Front-end sales charges Class A	Contingent deferred sales charges
		Class B	Class C
C&B Large Cap Value Fund	$952	$2,479	$21
Diversified Equity Fund	1,798	1,951	39
Emerging Growth Fund	524	N/A	49
Equity Value Fund	428	495	15
Index Fund	2,046	3,613	503
International Value Fund	192	160	0
Small Company Growth Fund	3,946	212	681
Small Company Value Fund	819	43	158

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	69

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Class R, Administrator Class, and Investor Class of each applicable Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Administrator Class of Index Fund is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities (securities with maturities of one year or less at purchase date), for the six months ended November 30, 2011 were as follows:

	Purchases at Cost*	Sales Proceeds*
C&B Large Cap Value Fund	$44,006,952	$67,854,025
Diversified Equity Fund	160,395,655	136,676,480
Diversified Small Cap Fund	62,241,254	40,271,565
Emerging Growth Fund	159,520,567	326,670,564
Equity Value Fund	825,245,446	305,725,489
Index Fund	141,882,506	159,150,363
International Value Fund	16,354,963	8,691,846
Small Company Growth Fund	86,680,548	86,680,548
Small Company Value Fund	26,604,938	29,326,016

*	Each Fund seeks to achieve its investment objective by investing some or all of its investable assets in one or more Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying such Fund’s ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio’s purchases and sales.

6. ACQUISITIONS

After the close of business on August 26, 2011, Emerging Growth Fund acquired the net assets of Wells Fargo Advantage Small Cap Growth Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Wells Fargo Advantage Small Cap Growth Fund transferred all of its portfolio securities to Wells Fargo Advantage Emerging Growth Portfolio (a master portfolio in which Emerging Growth Fund invests all of its assets) in exchange for interests in Wells Fargo Advantage Emerging Growth Portfolio. Immediately thereafter, Wells Fargo Advantage Small Cap Growth Fund transferred all of its equity interests in Wells Fargo Advantage Emerging Growth Portfolio to Emerging Growth Fund in exchange for shares of Emerging Growth. Shareholders holding Class A, Class B, Class C, Administrator Class, Institutional Class and Investor Class shares of Wells Fargo Advantage Small Cap Growth Fund received Class A, Class A, Class C, Administrator Class, Institutional Class and Investor Class shares, respectively, of Emerging Growth Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Wells Fargo Advantage Small Cap Growth Fund for 91,597,530 shares of Emerging Growth Fund valued at $986,870,452 at an exchange ratio of 0.92, 0.84, 0.86, 0.93, 0.95 and 0.91 for Class A, Class A, Class C, Administrator Class, Institutional Class and Investor Class shares, respectively. The investment portfolio of Wells Fargo Advantage Small Cap Growth Fund with a fair value of $983,123,142, identified cost of $1,051,886,075 and unrealized losses of $68,762,933 at August 26, 2011 were the principal assets acquired by Emerging Growth Fund. The aggregate net assets of Wells Fargo Advantage Small Cap Growth Fund and Emerging Growth Fund immediately prior to the acquisition were $986,870,452 and $21,206,634, respectively. The aggregate net assets of Emerging Growth Fund immediately after the acquisition were $1,008,077,086. For financial reporting purposes, assets received and shares issued by Emerging Growth Fund were recorded at fair value; however, the cost basis of the investments received from Wells Fargo Advantage Small Cap Growth Fund was carried forward to align ongoing reporting Emerging Growth Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

70	Wells Fargo Advantage Equity Gateway Funds	Notes to Financial Statements (Unaudited)

Assuming the acquisition had been completed June 1, 2011, the beginning of the annual reporting period for Emerging Growth Fund, the pro forma results of operations for the six months ended November 30, 2011 would have been:

Net investment loss	$(4,527,497)
Net realized and unrealized gains (losses) on investments	$(65,547,392)
Net decrease in net assets resulting from operations	$(70,074,889)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Wells Fargo Advantage Small Cap Growth Fund that have been included in Emerging Growth Fund’s Statement of Operations since August 29, 2011.

After the close of business on August 26, 2011, Equity Value Fund acquired the net assets of Wells Fargo Advantage Classic Value Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Wells Fargo Advantage Classic Value Fund transferred all of its portfolio securities to Wells Fargo Advantage Equity Value Portfolio (a master portfolio in which Equity Value Fund invests all of its assets) in exchange for interests in Wells Fargo Advantage Equity Value Portfolio. Immediately thereafter, Wells Fargo Advantage Classic Value Fund transferred all of its equity interests in Wells Fargo Advantage Equity Value Portfolio to Equity Value Fund in exchange for shares of Equity Value Fund. Shareholders holding Class A, Class B, Class C, Class R, Administrator Class and Institutional Class shares of Wells Fargo Advantage Classic Value Fund received Class A, Class B, Class C, Class R, Administrator Class and Institutional Class shares, respectively, of Equity Value Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Wells Fargo Advantage Classic Value Fund for 56,082,572 shares of Equity Value Fund valued at $650,291,594 at an exchange ratio of 1.54, 1.54, 1.55, 1.52, 1.51 and 1.51 for Class A, Class B, Class C, Class R, Administrator Class and Institutional Class shares, respectively. The investment portfolio of Wells Fargo Advantage Classic Value Fund with a fair value of $650,311,693, identified cost of $635,584,233 and unrealized gains of $14,727,460 at August 26, 2011 were the principal assets acquired by Equity Value Fund. The aggregate net assets of Wells Fargo Advantage Classic Value Fund and Equity Value Fund immediately prior to the acquisition were $650,291,594 and $185,796,293, respectively. The aggregate net assets of Equity Value Fund immediately after the acquisition were $836,087,887. For financial reporting purposes, assets received and shares issued by Equity Value Fund were recorded at fair value; however, the cost basis of the investments received from Wells Fargo Advantage Classic Value Fund was carried forward to align ongoing reporting Equity Value Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed June 1, 2011, the beginning of the annual reporting period for Equity Value Fund, the pro forma results of operations for the six months ended November 30, 2011 would have been:

Net investment income	$4,972,917
Net realized and unrealized gains (losses) on investments	$(141,607,765)
Net increase (decrease) in net assets resulting from operations	$(136,634,848)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Wells Fargo Advantage Classic Value Fund that have been included in Equity Value Fund’s Statement of Operations since August 29, 2011.

After the close of business on July 16, 2010, Diversified Equity Fund acquired the net assets of Wells Fargo Advantage Growth Equity Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Shareholders holding Class A, Class B, Class C, Administrator Class and Institutional Class shares of Wells Fargo Advantage Growth Equity Fund received Class A, Class B, Class C, Administrator Class and Administrator Class shares, respectively, of Diversified Equity Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Wells Fargo Advantage Growth Equity Fund for 4,232,997 shares of Diversified Equity Fund valued at $97,176,430 at an exchange ratio of 0.43, 0.34, 0.37, 0.45, and 0.45 for Class A, Class B, Class C, Administrator Class and Administrator Class shares, respectively. The investment portfolio of Wells Fargo Advantage Growth Equity Fund with a fair value of $97,257,117, identified cost of $94,788,723 and unrealized appreciation of $2,468,394 at July 16, 2010 were the principal assets acquired by Diversified Equity Fund. The aggregate net assets of Wells Fargo Advantage Growth

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	71

Equity Fund and Diversified Equity Fund immediately prior to the acquisition were $97,176,430 and $378,307,932, respectively. The aggregate net assets of Diversified Equity Fund immediately after the acquisition were $475,484,362. For financial reporting purposes, assets received and shares issued by Diversified Equity Fund were recorded at fair value; however, the cost basis of the investments received from Wells Fargo Advantage Growth Equity Fund was carried forward to align ongoing reporting Diversified Equity Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed October 1, 2009, the beginning of the annual reporting period for Diversified Equity Fund, the pro forma results of operations for the year ended September 30, 2010 would have been:

Net investment income	$3,978,785
Net realized and unrealized gains on investments	$35,855,587
Net increase in net assets resulting from operations	$39,834,372

After the close of business July 16, 2010, the Index Fund, which is the legal survivor, acquired the net assets of Evergreen Equity Index Fund, the accounting and performance survivor. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of all of the shares of Evergreen Equity Index Fund. Shareholders holding Class A, Class B, Class C, Class I and Class IS shares of Evergreen Equity Index Fund received Class A, Class B, Class C, Administrator Class and Class A, respectively, of the Index Fund in the reorganization. The exchange ratio and number of shares issued to the Evergreen Index Fund were as follows:

Acquired Fund	Exchange Ratio	Number of Shares Issued
Evergreen Equity Index Fund	0.84	4,268,353	Class A
	0.83	559,413	Class B
	0.84	2,053,271	Class C
	0.83	1,774,390	Administrator Class

The investment portfolio of the Index Fund with a fair value of $1,591,379,476, identified cost of $1,453,712,899 and unrealized gains of $137,666,577 at July 16, 2010 was the principal assets acquired by the accounting and performance survivor. The shares and net assets of the Index Fund immediately prior to the acquisition were 40,646,939 shares and $1,592,296,663, respectively. The aggregate net assets of Evergreen Equity Index Fund immediately prior to the acquisition was $338,122,147. The aggregate net assets of the Index Fund immediately after the acquisition was $1,930,418,810. For financial reporting purposes, assets received and shares issued by the Index Fund were recorded at fair value; however, the cost basis of the investments received from the Index Fund was carried forward to align ongoing reporting the Index Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed August 1, 2009, the beginning of the annual reporting period for the Index Fund, the pro forma results of operations for the year ended July 31, 2010 would have been:

Net investment income	$33,097,370
Net realized and unrealized gains on investments	$219,667,075
Net increase in net assets resulting from operations	$252,764,445

7. BANK BORROWINGS

The Trust (excluding Diversified Equity Fund, the money market funds and certain funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company. Diversified Equity Fund and certain other funds in the Trust are party to a $25,000,000 revolving credit agreement with the Bank of New York Mellon. Under each agreement, the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under each credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement with State Street Bank and Trust Company, the applicable Funds pay an annual commitment fee equal to 0.10% of the unused balance, which is

72	Wells Fargo Advantage Equity Gateway Funds	Notes to Financial Statements (Unaudited)

allocated pro rata. Prior to September 6, 2011, the revolving credit agreement with State Street Bank and Trust Company was for $125,000,000 and the annual commitment fee paid by each Fund was 0.125% of the unused balance. Under the credit agreement with Bank of New York Mellon, Diversified Equity Fund and certain other funds in the Trust pay an annual commitment fee equal to 0.15% of the unused balance, which is allocated pro rata. For the six months ended November 30, 2011, the Funds paid the following amounts in commitment fees:

Commitment Fee
C&B Large Cap Value Fund	$327
Diversified Equity Fund	860
Diversified Small Cap Fund	167
Emerging Growth Fund	177
Equity Value Fund	328
Index Fund	2,228
International Value Fund	380
Small Company Growth Fund	329
Small Company Value Fund	114

For the six months ended November 30, 2011, there were no borrowings by the Funds under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	73

10. SUBSEQUENT DISTRIBUTIONS

On December 19, 2011, the Funds declared distributions from net investment income to shareholders of record on December 16, 2011. The per share amounts payable on December 20, 2011 were as follows:

Fund Name	Class A	Class B	Class C	Class R	Administrator Class	Institutional Class	Investor Class
C&B Large Cap Value Fund	$0.10776	$0.01253	$0.04380	N/A	$0.12504	$0.14694	$0.10288
Diversified Equity Fund	$0.18332	$0.00000	$0.00000	N/A	$0.27312	N/A	N/A
Diversified Small Cap Fund	N/A	N/A	N/A	N/A	$0.02199	N/A	N/A
Equity Value Fund	$0.05382	$0.01236	$0.01630	$0.04412	$0.06081	$0.07996	N/A
Index Fund	$0.65372	$0.14050	$0.29108	N/A	$0.79422	N/A	$0.70522
International Value Fund	$0.37185	$0.25506	$0.26928	N/A	$0.40119	$0.42934	N/A
Small Company Value Fund	$0.11009	$0.00000	$0.04438	N/A	$0.13789	$0.15784	N/A

These distributions are not reflected in the accompanying financial statements.

74	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

C&B LARGE CAP VALUE PORTFOLIO

Security Name	Shares	Value

Common Stocks: 97.18%

Consumer Discretionary: 18.02%

Containers & Packaging: 1.07%
Rock-Tenn Company Class A	65,100	$3,792,075

Hotels, Restaurants & Leisure: 5.65%
Carnival Corporation	174,600	5,796,720
Darden Restaurants Incorporated	104,970	5,008,119
McDonald’s Corporation	97,100	9,274,992

		20,079,831

Household Durables: 2.75%
NVR Incorporated†«	14,600	9,779,810

Media: 3.32%
Omnicom Group Incorporated«	272,800	11,776,776

Multiline Retail: 3.11%
Kohl’s Corporation«	205,100	11,034,380

Specialty Retail: 2.12%
Best Buy Company Incorporated«	278,500	7,544,565

Consumer Staples: 13.51%

Beverages: 4.60%
Coca-Cola Enterprises Incorporated	277,000	7,235,240
Diageo plc ADR	106,430	9,111,472

		16,346,712

Household Products: 5.93%
Colgate-Palmolive Company	108,000	9,882,000
Henkel AG & Company KGaA ADR	74,614	3,647,132
Procter & Gamble Company	116,500	7,522,405

		21,051,537

Personal Products: 1.45%
Avon Products Incorporated«	303,140	5,153,380

Tobacco: 1.53%
Philip Morris International	71,300	5,435,912

Energy: 5.72%

Oil, Gas & Consumable Fuels: 5.72%
Chevron Corporation	69,520	7,148,046
Exxon Mobil Corporation	163,600	13,159,984

		20,308,030

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	75

C&B LARGE CAP VALUE PORTFOLIO

Security Name	Shares	Value

Financials: 20.02%

Capital Markets: 5.05%
Charles Schwab Corporation	521,500	$6,237,140
State Street Corporation	295,400	11,712,610

		17,949,750

Commercial Banks: 1.69%
PNC Financial Services Group Incorporated	110,400	5,984,784

Consumer Finance: 5.52%
American Express Company	212,000	10,184,480
Western Union Company«	539,100	9,401,904

		19,586,384

Diversified Financial Services: 3.21%
Bank of America Corporation	539,100	2,932,704
JPMorgan Chase & Company	273,500	8,470,295

		11,402,999

Insurance: 4.55%
Allstate Corporation	139,200	3,729,168
Axis Capital Holdings Limited	233,500	7,455,655
Willis Group Holdings	141,200	4,978,712

		16,163,535

Health Care: 11.42%

Health Care Equipment & Supplies: 3.80%
Baxter International Incorporated	124,400	6,426,504
Becton Dickinson & Company«	95,800	7,068,124

		13,494,628

Health Care Providers & Services: 4.45%
Cardinal Health Incorporated	151,300	6,424,198
Quest Diagnostics Incorporated«	159,650	9,365,069

		15,789,267

Pharmaceuticals: 3.17%
Johnson & Johnson	173,900	11,254,808

Industrials: 13.68%

Aerospace & Defense: 2.31%
Raytheon Company«	180,000	8,202,600

Air Freight & Logistics: 1.52%
United Parcel Service Incorporated Class B	75,400	5,409,950

Commercial Services & Supplies: 3.77%
Cintas Corporation«	189,800	5,769,920
Republic Services Incorporated	276,700	7,595,415

		13,365,335

76	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

C&B LARGE CAP VALUE PORTFOLIO

Security Name		Shares	Value

Industrial Conglomerates: 3.78%
3M Company		97,200	$7,877,088
Tyco International Limited		115,630	5,545,615

			13,422,703

Machinery: 2.30%
Illinois Tool Works Incorporated«		179,600	8,161,024

Information Technology: 10.41%

Electronic Equipment & Instruments: 5.25%
Flextronics International Limited†		1,140,800	6,810,576
Molex Incorporated Class A		254,600	5,331,324
TE Connectivity Limited		205,600	6,519,576

			18,661,476

IT Services: 1.65%
Fiserv Incorporated†		101,700	5,864,022

Semiconductors & Semiconductor Equipment: 2.60%
Lam Research Corporation†		226,100	9,218,097

Software: 0.91%
Microsoft Corporation		126,400	3,233,312

Telecommunication Services: 2.74%

Wireless Telecommunication Services: 2.74%
Vodafone Group plc ADR		358,100	9,722,415

Utilities: 1.66%

Electric Utilities: 1.66%
Entergy Corporation		83,900	5,903,204

Total Common Stocks (Cost $314,436,001)			345,093,301

	Dividend Yield
Preferred Stocks: 1.09%

Consumer Staples: 1.09%

Household Products: 1.09%
Henkel AG & Company KGaA ADR	1.86%	68,000	3,889,600

Total Preferred Stocks (Cost $2,726,325)			3,889,600

		Principal

Other: 0.40%
Gryphon Funding Limited, Pass-Through Entity(a)(i)(v)		$1,543,229	554,019
VFNC Corporation, Pass-Through Entity, 0.26%(a)(i)(v)±144A		1,763,251	863,993

Total Other (Cost $596,051)			1,418,012

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	77

C&B LARGE CAP VALUE PORTFOLIO

Security Name	Yield	Shares	Value

Short-Term Investments: 16.12%

Investment Companies: 16.12%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class(l)(u)	0.05%	4,411,441	$4,411,441
Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)(r)	0.17	52,836,424	52,836,424

Total Short-Term Investments (Cost $57,247,865)			57,247,865

Total Investments in Securities
(Cost $375,006,242)*	114.79%	407,648,778
Other Assets and Liabilities, Net	(14.79)	(52,528,979)

Total Net Assets	100.00%	$355,119,799

†	Non-income earning security.

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

(v)	Security represents investment of cash collateral received from securities on loan.

±	Variable rate investment.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $388,063,710 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$32,976,303
Gross unrealized depreciation	(13,391,235)

Net unrealized appreciation	$19,585,068

The accompanying notes are an integral part of these financial statements.

78	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security Name	Shares	Value

Common Stocks: 97.51%

Consumer Discretionary: 19.52%

Auto Components: 0.80%
Gentex Corporation«	18,160	$535,357
Johnson Controls Incorporated	26,490	833,905

		1,369,262

Hotels, Restaurants & Leisure: 3.66%
McDonald’s Corporation	19,890	1,899,893
Starbucks Corporation«	69,081	3,003,642
Wynn Resorts Limited	11,190	1,349,066

		6,252,601

Household Durables: 0.14%
Tempur-Pedic International Incorporated«†	4,500	245,745

Internet & Catalog Retail: 4.77%
Amazon.com Incorporated†	19,068	3,666,586
priceline.com Incorporated†	9,255	4,496,912

		8,163,498

Media: 1.18%
DIRECTV Group Incorporated†	42,755	2,018,891

Multiline Retail: 1.40%
Dollar General Corporation†	16,190	656,828
Dollar Tree Incorporated†	21,340	1,738,997

		2,395,825

Specialty Retail: 4.69%
CarMax Incorporated†	72,770	2,092,865
Dick’s Sporting Goods Incorporated«	31,515	1,238,855
O’Reilly Automotive Incorporated†	23,880	1,844,491
TJX Companies Incorporated«	24,390	1,504,863
Tractor Supply Company	18,400	1,329,032

		8,010,106

Textiles, Apparel & Luxury Goods: 2.88%
Coach Incorporated	37,300	2,334,607
Fossil Incorporated†	6,000	537,540
Lululemon Athletica Incorporated†	14,790	735,063
Nike Incorporated Class B	8,300	798,294
VF Corporation	3,700	513,153

		4,918,657

Consumer Staples: 3.46%

Beverages: 0.83%
Green Mountain Coffee Roasters Incorporated†	8,410	440,936
The Coca-Cola Company	14,500	974,835

		1,415,771

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	79

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security Name	Shares	Value

Food & Staples Retailing: 2.41%
Costco Wholesale Corporation	13,060	$1,114,018
Whole Foods Market Incorporated	44,100	3,003,210

		4,117,228

Food Products: 0.22%
Mead Johnson & Company	5,000	376,800

Energy : 9.58%

Energy Equipment & Services: 3.58%
Baker Hughes Incorporated«	15,790	862,292
Ensco International plc ADR	17,450	906,877
National Oilwell Varco Incorporated	18,235	1,307,450
Schlumberger Limited	40,456	3,047,550

		6,124,169

Oil, Gas & Consumable Fuels: 6.00%
Apache Corporation	5,500	546,920
Brigham Exploration Company†	6,990	254,646
Concho Resources Incorporated«†	6,860	697,113
Continental Resources Incorporated«†	16,560	1,168,970
Exxon Mobil Corporation	14,120	1,135,813
Oasis Petroleum Incorporated†	7,420	226,087
Occidental Petroleum Corporation	34,276	3,389,896
Pioneer Natural Resources Company	24,120	2,280,305
Southwestern Energy Company«†	12,700	483,235
Whiting Petroleum Corporation†	1,740	80,927

		10,263,912

Financials: 5.17%

Capital Markets: 0.95%
Ameriprise Financial Incorporated	6,360	291,988
LPL Investment Holdings Incorporated†	11,070	332,100
T. Rowe Price Group Incorporated	1,300	73,788
TD Ameritrade Holding Corporation	57,280	933,091

		1,630,967

Consumer Finance: 3.71%
American Express Company	8,234	395,561
MasterCard Incorporated	11,240	4,209,942
Visa Incorporated Class A	17,990	1,744,490

		6,349,993

Diversified Financial Services: 0.51%
CME Group Incorporated	3,470	865,002

Health Care: 11.29%

Biotechnology: 2.56%
Alexion Pharmaceuticals Incorporated†	55,995	3,844,617
Biogen Idec Incorporated«†	4,600	528,770

		4,373,387

80	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security Name	Shares	Value

Health Care Equipment & Supplies: 2.22%
Intuitive Surgical Incorporated†	4,790	$2,079,866
St. Jude Medical Incorporated	44,540	1,712,118

		3,791,984

Health Care Providers & Services: 1.65%
AmerisourceBergen Corporation	27,303	1,014,306
UnitedHealth Group Incorporated	36,945	1,801,808

		2,816,114

Health Care Technology: 0.45%
Cerner Corporation†	12,750	777,495

Life Sciences Tools & Services: 0.81%
Mettler-Toledo International Incorporated«†	8,680	1,387,064

Pharmaceuticals: 3.60%
Allergan Incorporated	36,188	3,029,659
Shire plc ADR	30,890	3,129,775

		6,159,434

Industrials: 10.37%

Aerospace & Defense: 1.88%
Precision Castparts Corporation	9,457	1,558,041
United Technologies Corporation	21,580	1,653,028

		3,211,069

Air Freight & Logistics: 0.79%
C.H. Robinson Worldwide Incorporated«	19,860	1,360,609

Electrical Equipment: 0.32%
Emerson Electric Company	7,000	365,750
Polypore International Incorporated«†	3,830	187,862

		553,612

Machinery: 3.50%
Caterpillar Incorporated	3,500	342,580
Cummins Incorporated	12,329	1,187,653
Danaher Corporation	61,240	2,962,791
Gardner Denver Incorporated	1,100	94,292
Joy Global Incorporated	15,319	1,398,318

		5,985,634

Road & Rail: 3.88%
Hertz Global Holdings Incorporated«†	65,320	738,769
Kansas City Southern†	21,180	1,440,875
Norfolk Southern Corporation	17,000	1,284,180
Union Pacific Corporation	30,607	3,165,070

		6,628,894

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	81

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security Name	Shares	Value

Information Technology: 32.51%

Communications Equipment: 3.63%
Cisco Systems Incorporated	5,500	$102,520
F5 Networks Incorporated†	11,950	1,350,709
QUALCOMM Incorporated	84,570	4,634,436
Riverbed Technology Incorporated†	4,678	121,628

		6,209,293

Computers & Peripherals: 9.02%
Apple Incorporated†	31,551	12,058,792
EMC Corporation†	144,978	3,335,944
NetApp Incorporated«†	600	22,098

		15,416,834

Internet Software & Services: 4.92%
Baidu Incorporated ADR†	8,731	1,143,674
eBay Incorporated†	41,980	1,242,188
Google Incorporated Class A†	8,654	5,187,121
Rackspace Hosting Incorporated†	19,240	834,631

		8,407,614

IT Services: 4.98%
Accenture plc«	39,376	2,281,052
Alliance Data Systems Corporation†	7,500	768,075
Cognizant Technology Solutions Corporation Class A†	71,100	4,788,585
VeriFone Holdings Incorporated†	15,650	686,253

		8,523,965

Semiconductors & Semiconductor Equipment: 3.33%
Analog Devices Incorporated	29,820	1,039,525
ARM Holdings plc ADR	43,021	1,216,204
Avago Technologies Limited	35,660	1,066,947
Cavium Incorporated†	6,490	211,834
Maxim Integrated Products Incorporated	7,840	201,096
Microchip Technology Incorporated«	50,640	1,767,842
NetLogic Microsystems Incorporated†	3,930	194,221

		5,697,669

Software: 6.63%
Check Point Software Technologies Limited«†	28,651	1,585,546
Citrix Systems Incorporated†	31,505	2,249,142
Oracle Corporation	72,828	2,283,158
Red Hat Incorporated†	35,011	1,753,351
Salesforce.com Incorporated«†	22,060	2,612,345
VMware Incorporated†	8,742	845,177

		11,328,719

Materials: 4.28%

Chemicals: 4.28%
Air Products & Chemicals Incorporated	11,120	931,300
Ecolab Incorporated	5,500	313,610

82	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security Name		Shares	Value

Chemicals (continued)
Monsanto Company		31,060	$2,281,357
Mosaic Company		2,310	121,876
Praxair Incorporated		35,950	3,666,900

			7,315,043

Telecommunication Services: 1.33%

Wireless Telecommunication Services: 1.33%
American Tower Corporation Class A		28,050	1,654,950
NII Holdings Incorporated†		26,790	616,436

			2,271,386

Total Common Stocks (Cost $153,428,334)			166,734,246

		Principal
Other: 0.82%
Gryphon Funding Limited, Pass-Through Entity(a)(i)(v)		$1,534,086	550,737
VFNC Corporation, Pass-Through Entity, 0.26%(a)(i)(v)144A±		1,752,805	858,874

Total Other (Cost $592,520)			1,409,611

Yield		Shares
Short-Term Investments: 12.21%

Investment Companies: 12.21%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class(l)(u)	0.05%	2,882,662	2,882,662
Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)(r)	0.17	17,993,437	17,993,437

Total Short-Term Investments (Cost $20,876,099)			20,876,099

Total Investments in Securities
(Cost $174,896,953)*	110.54%	189,019,956
Other Assets and Liabilities, Net	(10.54)	(18,025,738)

Total Net Assets	100.00%	$170,994,218

«	All or a portion of this security is on loan.

†	Non-income earning security.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

(v)	Security represents investment of cash collateral received from securities on loan.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investment.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $176,199,074 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$17,375,726
Gross unrealized depreciation	(4,554,844)

Net unrealized appreciation	$12,820,882

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	83

EMERGING GROWTH PORTFOLIO

Security Name	Shares	Value

Common Stocks: 96.20%

Consumer Discretionary: 15.82%

Hotels, Restaurants & Leisure: 5.85%
BJ’s Restaurants Incorporated†«	363,480	$17,476,118
Bravo Brio Restaurant Group Incorporated†	287,312	4,950,386
Life Time Fitness Incorporated†«	537,570	21,895,226
Scientific Games Corporation Class A†	737,750	6,344,650
Shuffle Master Incorporated†	717,317	7,955,046

		58,621,426

Household Durables: 0.54%
Sodastream International Limited†«	180,100	5,375,985

Internet & Catalog Retail: 1.77%
Homeaway Incorporated†«	244,985	6,408,808
Shutterfly Incorporated†	418,085	11,321,742

		17,730,550

Media: 1.12%
IMAX Corporation†«	341,510	6,628,709
MDC Partners Incorporated	317,390	4,602,155

		11,230,864

Specialty Retail: 4.57%
Hibbett Sports Incorporated†«	234,250	10,660,718
Mattress Firm Holding Corporation†	118,285	2,612,916
Tractor Supply Company	126,360	9,126,983
Ulta Salon Cosmetics & Fragrance Incorporated†	211,410	14,720,478
Vitamin Shoppe Incorporated†	237,080	8,726,915

		45,848,010

Textiles, Apparel & Luxury Goods: 1.97%
Vera Bradley Incorporated†«	376,029	14,439,514
Warnaco Group Incorporated†«	104,790	5,311,805

		19,751,319

Consumer Staples: 1.49%

Food & Staples Retailing: 1.49%
Fresh Market Incorporated†«	381,270	14,957,222

Energy: 6.32%

Oil, Gas & Consumable Fuels: 6.32%
Approach Resources Incorporated†«	442,770	13,849,846
Brigham Exploration Company†	182,730	6,656,854
Carrizo Oil & Gas Incorporated†«	234,545	6,675,151
Northern Oil & Gas Incorporated†«	1,018,580	24,945,024
Oasis Petroleum Incorporated†«	368,100	11,216,007

		63,342,882

84	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

EMERGING GROWTH PORTFOLIO

Security Name	Shares	Value

Financials: 2.51%

Capital Markets: 2.51%
Financial Engines Incorporated†«	1,145,230	$25,160,703

Health Care: 23.16%

Biotechnology: 1.14%
Cepheid Incorporated†	210,900	7,233,870
Exact Sciences Corporation†«	495,620	4,207,814

		11,441,684

Health Care Equipment & Supplies: 9.68%
DexCom Incorporated†	959,670	7,696,553
Endologix Incorporated†	1,074,100	12,180,294
Masimo Corporation«	403,950	8,345,607
NxStage Medical Incorporated†«	1,083,360	21,212,189
SonoSite Incorporated†«	481,772	19,945,361
Volcano Corporation†«	769,030	18,971,970
Zoll Medical Corporation†«	188,190	8,662,386

		97,014,360

Health Care Providers & Services: 6.54%
Catalyst Health Solutions Incorporated†	263,555	13,710,131
Centene Corporation†	512,620	19,843,520
HMS Holdings Corporation†«	771,410	23,396,865
IPA The Hospitalist Company†	186,870	8,614,707

		65,565,223

Health Care Technology: 1.39%
Merge Healthcare Incorporated†	690,846	3,737,477
SXC Health Solutions Corporation†	172,770	10,162,331

		13,899,808

Life Sciences Tools & Services: 0.47%
Luminex Corporation†	225,649	4,684,473

Pharmaceuticals: 3.94%
Akorn Incorporated†«	2,723,535	29,305,237
Impax Laboratories Incorporated†«	190,740	3,841,504
Jazz Pharmaceuticals Incorporated†«	161,180	6,385,952

		39,532,693

Industrials: 15.68%

Commercial Services & Supplies: 2.20%
InnerWorkings Incorporated†«	1,080,073	9,807,063
On Assignment Incorporated†	1,173,419	12,227,026

		22,034,089

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	85

EMERGING GROWTH PORTFOLIO

Security Name	Shares	Value

Electrical Equipment: 2.66%
Altra Holdings Incorporated†«	276,770	$4,909,900
Polypore International Incorporated†«	443,650	21,761,033

		26,670,933

Machinery: 5.99%
Chart Industries Incorporated†«	418,885	25,493,341
Robbins & Myers Incorporated«	351,490	18,699,268
The Middleby Corporation†«	173,550	15,841,644

		60,034,253

Road & Rail: 2.35%
Genesee & Wyoming Incorporated†	319,010	19,481,941
Greenbrier Companies Incorporated†«	184,890	4,104,558

		23,586,499

Trading Companies & Distributors: 2.48%
DXP Enterprises Incorporated†	299,216	9,051,284
Titan Machinery Incorporated†	725,472	15,742,742

		24,794,026

Information Technology: 30.98%

Communications Equipment: 2.32%
Aruba Networks Incorporated†«	562,230	11,863,053
Ixia†«	1,033,326	11,366,586

		23,229,639

Electronic Equipment, Instruments & Components: 0.76%
Maxwell Technologies Incorporated†«	450,100	7,638,197

Internet Software & Services: 6.83%
Envestnet Incorporated†	998,930	10,428,829
Liveperson Incorporated†«	474,500	5,969,210
LogMeIn Incorporated†«	496,370	21,348,874
Marchex Incorporated Class B	552,270	3,816,181
Mercadolibre Incorporated«	163,930	14,375,022
SciQuest Incorporated†	859,918	12,554,803

		68,492,919

IT Services: 3.74%
Gartner Incorporated†	210,358	7,957,843
ServiceSource International Incorporated†	215,400	2,873,436
Wright Express Corporation†	508,821	26,702,926

		37,534,205

Semiconductors & Semiconductor Equipment: 3.00%
Cavium Incorporated†«	243,990	7,963,834
Entegris Incorporated†	1,410,640	11,891,695
EZchip Semiconductor Limited†«	220,188	7,118,678

86	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

EMERGING GROWTH PORTFOLIO

Security Name		Shares	Value

Semiconductors & Semiconductor Equipment (continued)
NetLogic Microsystems Incorporated†		61,940	$3,061,075

			30,035,282

Software: 14.33%
Allot Communications Limited†		709,043	11,954,465
Broadsoft Incorporated†«		410,673	14,406,409
Fortinet Incorporated†		921,600	22,109,184
Imperva Incorporated†		48,128	1,341,327
Mitek Systems Incorporated†«		404,100	2,962,053
Opnet Technologies Incorporated		165,100	5,889,117
PROS Holdings Incorporated†		270,302	4,327,535
Qlik Technologies Incorporated†		292,300	8,000,251
Realpage Incorporated†«		265,417	6,643,388
Solarwinds Incorporated†		169,600	5,561,184
SuccessFactors Incorporated†«		216,750	5,548,800
Synchronoss Technologies Incorporated†		704,201	21,048,568
Taleo Corporation Class A†«		421,597	13,655,527
Ultimate Software Group Incorporated†«		267,170	17,718,714
Velti plc ADR†		327,009	2,419,867

			143,586,389

Materials: 0.24%

Chemicals: 0.24%
LSB Industries Incorporated†		78,200	2,445,314

Total Common Stocks (Cost $912,017,079)			964,238,947

Investment Companies: 1.19%
iShares Russell 2000 Growth Index Fund		141,167	11,956,845

Total Investment Companies (Cost $12,335,172)			11,956,845

		Principal
Other: 0.43%
Gryphon Funding Limited, Pass-Through Entity(a)(i)(v)		$4,731,181	1,698,494
VFNC Corporation, Pass-Through Entity, 0.26%(a)(i)(v)144A ±		5,405,717	2,648,801

Total Other (Cost $1,827,354)			4,347,295

	Yield	Shares

Short-Term Investments: 30.27%

Investment Companies: 30.27%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class(l)(u)	0.05%	18,153,007	18,153,007
Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)(r)	0.17	285,197,862	285,197,862

Total Short-Term Investments (Cost $303,350,869)			303,350,869

Total Investments in Securities
(Cost $1,229,530,474)*	128.09%	1,283,893,956
Other Assets and Liabilities, Net	(28.09)	(281,580,109)

Total Net Assets	100.00%	$1,002,313,847

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	87

EMERGING GROWTH PORTFOLIO

†	Non-income earning security.

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

(v)	Security represents investment of cash collateral received from securities on loan.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investment.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $1,231,069,083 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$118,360,936
Gross unrealized depreciation	(65,536,063)

Net unrealized appreciation	$52,824,873

The accompanying notes are an integral part of these financial statements.

88	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

EQUITY VALUE PORTFOLIO

Security Name	Shares	Value

Common Stocks: 98.64%

Consumer Discretionary: 11.33%

Auto Components: 1.47%
Lear Corporation	360,550	$15,117,862

Automobiles: 0.79%
Harley-Davidson Incorporated«	219,800	8,082,046

Hotels, Restaurants & Leisure: 0.87%
Wyndham Worldwide Corporation«	253,450	8,984,803

Media: 2.32%
CBS Corporation Class B	589,000	15,337,560
Viacom Incorporated Class B	191,900	8,589,444

		23,927,004

Multiline Retail: 2.55%
Macy’s Incorporated	577,700	18,677,041
Target Corporation	144,500	7,615,150

		26,292,191

Specialty Retail: 2.56%
Foot Locker Incorporated	652,900	15,401,911
Home Depot Incorporated	133,700	5,243,714
Signet Jewelers Limited	129,550	5,736,474

		26,382,099

Textiles, Apparel & Luxury Goods: 0.77%
PVH Corporation	116,800	7,929,552

Consumer Staples: 4.02%

Food & Staples Retailing: 1.45%
CVS Caremark Corporation	386,000	14,992,240

Food Products: 1.07%
Smithfield Foods Incorporated«†	450,500	11,032,745

Personal Products: 1.01%
Herbalife Limited	188,150	10,404,695

Tobacco: 0.49%
Lorillard Incorporated	45,125	5,036,853

Energy: 12.86%

Energy Equipment & Services: 3.80%
Nabors Industries Limited†	387,000	6,942,780
National Oilwell Varco Incorporated	297,000	21,294,900
Oil States International Incorporated«†	144,900	10,903,725

		39,141,405

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	89

EQUITY VALUE PORTFOLIO

Security Name	Shares	Value

Oil, Gas & Consumable Fuels: 9.06%
Anadarko Petroleum Corporation	180,250	$14,648,918
Apache Corporation	97,125	9,658,110
Chevron Corporation«	348,875	35,871,328
ConocoPhillips	165,400	11,796,328
Marathon Petroleum Corporation	373,700	12,477,843
Spectra Energy Corporation«	143,450	4,220,299
Valero Energy Corporation	212,575	4,734,045

		93,406,871

Financials: 23.37%

Capital Markets: 1.26%
Morgan Stanley	217,500	3,216,825
State Street Corporation	247,014	9,794,105

		13,010,930

Commercial Banks: 5.22%
Fifth Third Bancorp	1,285,000	15,535,650
KeyCorp Incorporated«	1,752,800	12,777,912
PNC Financial Services Group Incorporated	470,300	25,494,963

		53,808,525

Consumer Finance: 5.66%
Capital One Financial Corporation«	273,000	12,192,180
Discover Financial Services	1,175,000	27,988,500
SLM Corporation	1,007,300	12,974,024
Visa Incorporated Class A	53,100	5,149,107

		58,303,811

Diversified Financial Services: 4.67%
Citigroup Incorporated	727,000	19,977,960
JPMorgan Chase & Company	909,400	28,164,118

		48,142,078

Insurance: 6.56%
AFLAC Incorporated	229,700	9,978,168
Lincoln National Corporation	511,000	10,311,980
MetLife Incorporated«	624,200	19,649,816
Prudential Financial Incorporated«	325,800	16,498,512
XL Group plc	539,500	11,124,490

		67,562,966

Health Care: 13.33%

Health Care Providers & Services: 5.97%
CIGNA Corporation	227,500	10,062,325
HCA Holdings Incorporated†	217,300	5,297,774
McKesson Corporation	190,650	15,501,752
UnitedHealth Group Incorporated	628,300	30,642,191

		61,504,042

90	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

EQUITY VALUE PORTFOLIO

Security Name	Shares	Value

Pharmaceuticals: 7.36%
Abbott Laboratories	91,600	$4,996,780
Bristol-Myers Squibb Company«	319,000	10,437,680
Merck & Company Incorporated	525,000	18,768,750
Pfizer Incorporated	1,565,000	31,409,550
Watson Pharmaceuticals Incorporated†	158,200	10,222,884

		75,835,644

Industrials: 10.78%

Aerospace & Defense: 0.55%
Triumph Group Incorporated«	96,350	5,731,862

Building Products: 0.70%
Owens Corning Incorporated†	251,500	7,218,050

Construction & Engineering: 0.54%
KBR Incorporated	191,400	5,531,460

Electrical Equipment: 0.68%
Emerson Electric Company	133,700	6,985,825

Industrial Conglomerates: 3.05%
General Electric Company«	1,681,000	26,744,710
Tyco International Limited	97,100	4,656,916

		31,401,626

Machinery: 4.14%
Caterpillar Incorporated«	170,800	16,717,904
Cummins Incorporated	64,750	6,237,368
Eaton Corporation	206,250	9,262,688
Timken Company	250,000	10,502,500

		42,720,460

Road & Rail: 1.12%
Hertz Global Holdings Incorporated«†	1,020,000	11,536,200

Information Technology: 10.40%

Communications Equipment: 0.50%
Cisco Systems Incorporated	277,500	5,172,600

Computers & Peripherals: 3.01%
Dell Incorporated†	564,000	8,888,640
EMC Corporation«†	291,400	6,705,114
SanDisk Corporation†	145,800	7,189,398
Seagate Technology plc	481,550	8,234,505

		31,017,657

IT Services: 2.19%
Accenture plc«	173,200	10,033,476
International Business Machines Corporation	31,000	5,828,000

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	91

EQUITY VALUE PORTFOLIO

Security Name	Shares	Value

IT Services (continued)
VeriFone Holdings Incorporated†	154,000	$6,752,900

		22,614,376

Semiconductors & Semiconductor Equipment: 1.80%
Atmel Corporation†	789,669	7,004,364
Broadcom Corporation Class A	203,100	6,163,070
Intel Corporation	214,600	5,345,686

		18,513,120

Software: 2.90%
Electronic Arts Incorporated†	270,900	6,282,171
Oracle Corporation	160,800	5,041,080
Symantec Corporation†	1,135,000	18,557,250

		29,880,501

Materials: 5.24%

Chemicals: 2.43%
Agrium Incorporated	166,650	11,663,834
Huntsman Corporation	648,300	7,085,919
Mosaic Company	118,100	6,230,956

		24,980,709

Metals & Mining: 2.07%
Freeport-McMoRan Copper & Gold Incorporated Class B	539,500	21,364,200

Paper & Forest Products: 0.74%
Domtar Corporation«	97,000	7,617,410

Telecommunication Services: 2.67%

Diversified Telecommunication Services: 2.67%
AT&T Incorporated	950,000	27,531,000

Utilities: 4.64%

Electric Utilities: 3.32%
FirstEnergy Corporation	593,100	26,375,157
PPL Corporation«	261,300	7,844,226

		34,219,383

Gas Utilities: 0.65%
National Fuel Gas Company	115,900	6,716,405

Multi-Utilities: 0.67%
NiSource Incorporated«	300,000	6,872,995

Total Common Stocks (Cost $970,795,657)		1,016,524,201

	Principal
Other: 0.11%
Gryphon Funding Limited, Pass-Through Entity(a)(i)(v)	$1,275,185	457,791
VFNC Corporation, Pass-Through Entity, 0.26%(a)(i)(v)144A±	1,456,992	713,926

Total Other (Cost $492,523)		1,171,717

92	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

EQUITY VALUE PORTFOLIO

Security Name	Yield	Shares	Value

Short-Term Investments: 9.22%

Investment Companies: 9.22%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class(l)(u)	0.05%	9,432,926	$9,432,926
Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)(r)	0.17	85,549,102	85,549,102

Total Short-Term Investments (Cost $94,982,028)			94,982,028

Total Investments in Securities
(Cost $1,066,270,208)*	107.97%	1,112,677,946
Other Assets and Liabilities, Net	(7.97)	(82,126,499)

Total Net Assets	100.00%	$1,030,551,447

«	All or a portion of this security is on loan.

†	Non-income earning security.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

(v)	Security represents investment of cash collateral received from securities on loan.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investment.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $1,066,784,487 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$83,191,198
Gross unrealized depreciation	(37,297,739)

Net unrealized appreciation	$45,893,459

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	93

INDEX PORTFOLIO

Security Name	Shares	Value

Common Stocks: 96.25%

Consumer Discretionary: 10.29%

Auto Components: 0.21%
Johnson Controls Incorporated	135,741	$4,273,127
The Goodyear Tire & Rubber Company†	48,798	682,684

		4,955,811

Automobiles: 0.42%
Ford Motor Company†	758,812	8,043,407
Harley-Davidson Incorporated	47,211	1,735,948

		9,779,355

Distributors: 0.08%
Genuine Parts Company«	31,306	1,831,401

Diversified Consumer Services: 0.11%
Apollo Group Incorporated Class A†	23,208	1,125,124
DeVry Incorporated	12,297	424,369
H&R Block Incorporated«	61,060	960,474

		2,509,967

Hotels, Restaurants & Leisure: 1.92%
Carnival Corporation	92,327	3,065,256
Chipotle Mexican Grill Incorporated†	6,260	2,012,966
Darden Restaurants Incorporated	26,877	1,282,302
International Game Technology	59,609	1,016,930
Marriott International Incorporated Class A	53,539	1,639,364
McDonald’s Corporation	206,037	19,680,654
Starbucks Corporation	148,993	6,478,216
Starwood Hotels & Resorts Worldwide Incorporated	38,375	1,829,720
Wyndham Worldwide Corporation	30,477	1,080,410
Wynn Resorts Limited	15,969	1,925,223
Yum! Brands Incorporated	92,741	5,197,206

		45,208,247

Household Durables: 0.28%
D.R. Horton Incorporated«	55,534	661,410
Harman International Industries Incorporated	13,965	576,755
Leggett & Platt Incorporated«	28,274	632,772
Lennar Corporation«	32,112	591,182
Newell Rubbermaid Incorporated	58,192	890,338
Pulte Homes Incorporated†«	67,279	411,075
Stanley Black & Decker Incorporated	33,621	2,199,822
Whirlpool Corporation«	15,257	748,508

		6,711,862

Internet & Catalog Retail: 0.87%
Amazon.com Incorporated†	72,519	13,944,679
Expedia Incorporated	38,885	1,081,586
Netflix Incorporated†«	11,062	713,831

94	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

INDEX PORTFOLIO

Security Name	Shares	Value

Internet & Catalog Retail (continued)
priceline.com Incorporated†	9,939	$4,829,261

		20,569,357

Leisure Equipment & Products: 0.12%
Hasbro Incorporated	24,150	864,812
Mattel Incorporated	68,474	1,972,736

		2,837,548

Media: 3.01%
Cablevision Systems Corporation New York Group Class A	44,933	673,995
CBS Corporation Class B	133,773	3,483,449
Comcast Corporation Class A	548,988	12,445,558
DIRECTV Group Incorporated†	147,433	6,961,786
Discovery Communications Incorporated Class C†«	54,659	2,294,585
Gannett Company Incorporated«	48,086	522,214
Interpublic Group of Companies Incorporated	95,559	896,343
McGraw-Hill Companies Incorporated	60,169	2,569,216
News Corporation Class A	456,385	7,959,354
Omnicom Group Incorporated	55,810	2,409,318
Scripps Networks Interactive Incorporated	19,704	784,613
Time Warner Cable Incorporated	64,938	3,927,450
Time Warner Incorporated«	208,638	7,264,775
Viacom Incorporated Class B	114,745	5,135,986
Walt Disney Company«	370,637	13,287,336
Washington Post Company Class B«	998	358,192

		70,974,170

Multiline Retail: 0.75%
Big Lots Incorporated†	13,090	525,040
Family Dollar Stores Incorporated	24,012	1,426,793
JCPenney Company Incorporated«	28,541	914,454
Kohl’s Corporation	56,132	3,019,902
Macy’s Incorporated	85,293	2,757,523
Nordstrom Incorporated	32,692	1,480,294
Sears Holdings Corporation†«	7,685	463,636
Target Corporation	134,840	7,106,068

		17,693,710

Specialty Retail: 1.88%
Abercrombie & Fitch Company Class A	17,362	831,813
AutoNation Incorporated†«	9,898	357,417
AutoZone Incorporated†	5,810	1,907,888
Bed Bath & Beyond Incorporated†	48,863	2,956,700
Best Buy Company Incorporated	60,482	1,638,457
CarMax Incorporated†	45,185	1,299,521
GameStop Corporation Class A†«	27,774	642,135
Gap Incorporated«	69,283	1,294,899
Home Depot Incorporated	312,383	12,251,661
Limited Brands Incorporated	49,447	2,093,092
Lowe’s Companies Incorporated	251,723	6,043,869

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	95

INDEX PORTFOLIO

Security Name	Shares	Value

Specialty Retail (continued)
O’Reilly Automotive Incorporated†	25,591	$1,976,649
Ross Stores Incorporated	23,085	2,056,643
Staples Incorporated	141,622	2,040,773
Tiffany & Company	25,417	1,703,956
TJX Companies Incorporated	76,080	4,694,136
Urban Outfitters Incorporated†	22,173	598,228

		44,387,837

Textiles, Apparel & Luxury Goods: 0.64%
Coach Incorporated	57,717	3,612,507
Nike Incorporated Class B	75,857	7,295,926
Ralph Lauren Corporation	12,926	1,833,682
VF Corporation«	17,308	2,400,447

		15,142,562

Consumer Staples: 10.95%

Beverages: 2.52%
Beam Incorporated	30,847	1,620,084
Brown-Forman Corporation Class B	20,142	1,607,533
Coca-Cola Enterprises Incorporated	63,697	1,663,766
Constellation Brands Incorporated Class A†	34,767	676,913
Dr Pepper Snapple Group Incorporated	43,326	1,582,699
Molson Coors Brewing Company	32,538	1,320,717
PepsiCo Incorporated	316,040	20,226,560
The Coca-Cola Company	458,522	30,826,434

		59,524,706

Food & Staples Retailing: 2.32%
Costco Wholesale Corporation	87,430	7,457,779
CVS Caremark Corporation	268,560	10,430,870
Kroger Company	120,839	2,801,048
Safeway Incorporated«	69,894	1,397,880
SUPERVALU Incorporated«	42,377	311,471
Sysco Corporation	118,359	3,377,966
Wal-Mart Stores Incorporated	351,023	20,675,255
Walgreen Company	180,809	6,096,879
Whole Foods Market Incorporated	31,491	2,144,537

		54,693,685

Food Products: 1.85%
Archer Daniels Midland Company	134,954	4,064,814
Campbell Soup Company«	35,897	1,170,242
ConAgra Foods Incorporated	82,793	2,091,351
Dean Foods Company†	36,674	372,608
General Mills Incorporated	129,123	5,158,464
H.J. Heinz Company«	64,112	3,375,497
Hormel Foods Corporation«	27,747	835,462
JM Smucker Company	22,733	1,727,253
Kellogg Company	49,881	2,452,150
Kraft Foods Incorporated Class A	352,685	12,749,563

96	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

INDEX PORTFOLIO

Security Name	Shares	Value

Food Products (continued)
McCormick & Company Incorporated	26,415	$1,286,411
Mead Johnson & Company	40,727	3,069,187
Sara Lee Corporation	117,589	2,229,487
The Hershey Company	30,884	1,781,389
Tyson Foods Incorporated Class A	59,202	1,192,328

		43,556,206

Household Products: 2.19%
Clorox Company«	26,255	1,705,525
Colgate-Palmolive Company	97,151	8,889,317
Kimberly-Clark Corporation	78,242	5,591,956
Procter & Gamble Company	548,719	35,430,786

		51,617,584

Personal Products: 0.18%
Avon Products Incorporated«	86,011	1,462,187
Estee Lauder Companies Incorporated Class A	22,582	2,664,224

		4,126,411

Tobacco: 1.89%
Altria Group Incorporated	413,618	11,866,700
Lorillard Incorporated	27,645	3,085,735
Philip Morris International	350,767	26,742,476
Reynolds American Incorporated	67,515	2,826,178

		44,521,089

Energy: 12.06%

Energy Equipment & Services: 2.06%
Baker Hughes Incorporated	87,107	4,756,913
Cameron International Corporation†	48,940	2,642,271
Diamond Offshore Drilling Incorporated«	13,882	835,002
FMC Technologies Incorporated†«	47,962	2,511,290
Halliburton Company	183,648	6,758,246
Helmerich & Payne Incorporated	21,384	1,218,033
Nabors Industries Limited†	57,410	1,029,935
National Oilwell Varco Incorporated	84,607	6,066,322
Noble Corporation	50,402	1,740,381
Rowan Companies Incorporated†	25,447	862,908
Schlumberger Limited	269,464	20,298,723

		48,720,024

Oil, Gas & Consumable Fuels: 10.00%
Alpha Natural Resources Incorporated†	45,217	1,085,208
Anadarko Petroleum Corporation	99,411	8,079,132
Apache Corporation	76,669	7,623,965
Cabot Oil & Gas Corporation	20,866	1,848,519
Chesapeake Energy Corporation«	131,968	3,344,069
Chevron Corporation	399,988	41,126,766
ConocoPhillips	274,188	19,555,088
CONSOL Energy Incorporated	45,280	1,885,459

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	97

INDEX PORTFOLIO

Security Name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Denbury Resources Incorporated†«	80,348	$1,357,881
Devon Energy Corporation	83,174	5,444,570
El Paso Corporation	153,816	3,846,938
EOG Resources Incorporated	53,644	5,565,029
EQT Corporation	29,846	1,850,750
Exxon Mobil Corporation	970,947	78,102,977
Hess Corporation	60,407	3,637,710
Marathon Oil Corporation	142,585	3,986,677
Marathon Petroleum Corporation	71,191	2,377,067
Murphy Oil Corporation	38,644	2,160,972
Newfield Exploration Company†	26,421	1,210,082
Noble Energy Incorporated«	35,249	3,468,149
Occidental Petroleum Corporation	162,307	16,052,162
Peabody Energy Corporation	54,083	2,121,676
Pioneer Natural Resources Company	23,321	2,204,767
QEP Resources Incorporated	35,327	1,153,427
Range Resources Corporation«	32,163	2,306,409
Southwestern Energy Company†	69,493	2,644,209
Spectra Energy Corporation«	129,859	3,820,452
Sunoco Incorporated	21,567	837,015
Tesoro Petroleum Corporation†	28,733	686,431
The Williams Companies Incorporated	117,600	3,796,128
Valero Energy Corporation	114,253	2,544,414

		235,724,098

Financials: 13.78%

Capital Markets: 1.78%
Ameriprise Financial Incorporated	47,144	2,164,381
Bank of New York Mellon Corporation	246,164	4,790,351
BlackRock Incorporated	20,029	3,445,789
Charles Schwab Corporation	215,239	2,574,258
E*TRADE Financial Corporation†	50,691	465,343
Federated Investors Incorporated Class B«	18,535	294,150
Franklin Resources Incorporated	29,067	2,930,535
Goldman Sachs Group Incorporated	101,005	9,682,339
Invesco Limited	90,038	1,823,270
Legg Mason Incorporated	24,842	659,058
Morgan Stanley	296,448	4,384,466
Northern Trust Corporation	48,125	1,810,944
State Street Corporation	100,653	3,990,891
T. Rowe Price Group Incorporated	51,196	2,905,885

		41,921,660

Commercial Banks: 2.44%
Branch Banking & Trust Corporation	139,198	3,225,218
Comerica Incorporated	40,132	1,012,129
Fifth Third Bancorp	183,684	2,220,740
First Horizon National Corporation	52,660	405,482
Huntington Bancshares Incorporated	172,402	905,111
KeyCorp Incorporated	190,282	1,387,156

98	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

INDEX PORTFOLIO

Security Name	Shares	Value

Commercial Banks (continued)
M&T Bank Corporation«	25,082	$1,830,484
PNC Financial Services Group Incorporated	105,088	5,696,820
Regions Financial Corporation	251,377	1,033,159
SunTrust Banks Incorporated	107,212	1,943,754
US Bancorp«	383,602	9,942,964
Wells Fargo & Company(l)	1,054,365	27,265,879
Zions Bancorporation«	36,805	592,192

		57,461,088

Consumer Finance: 1.69%
American Express Company	207,400	9,963,496
Capital One Financial Corporation	91,735	4,096,885
Discover Financial Services	108,968	2,595,618
MasterCard Incorporated	21,314	7,983,159
Paychex Incorporated	64,359	1,873,490
SLM Corporation	102,703	1,322,815
Visa Incorporated Class A	102,151	9,905,582
Western Union Company	125,350	2,186,104

		39,927,149

Diversified Financial Services: 3.75%
Bank of America Corporation	2,023,782	11,009,374
Berkshire Hathaway Incorporated Class B†	351,189	27,659,646
Citigroup Incorporated	582,704	16,012,706
CME Group Incorporated	13,353	3,328,636
InterContinental Exchange Incorporated†«	14,670	1,785,632
JPMorgan Chase & Company	778,626	24,114,047
Leucadia National Corporation«	39,562	926,542
Moody’s Corporation«	40,190	1,394,995
NASDAQ Stock Market Incorporated†«	25,460	668,325
NYSE Euronext Incorporated	52,281	1,493,145

		88,393,048

Insurance: 2.33%
ACE Limited	67,491	4,692,649
AFLAC Incorporated	93,290	4,052,518
Allstate Corporation	103,165	2,763,790
American International Group Incorporated†«	87,229	2,033,308
AON Corporation	65,239	2,999,037
Assurant Incorporated	18,865	740,263
Chubb Corporation	57,098	3,850,689
Cincinnati Financial Corporation«	32,580	965,997
Genworth Financial Incorporated†	97,994	645,780
Hartford Financial Services Group Incorporated	88,953	1,579,805
Lincoln National Corporation	61,575	1,242,584
Loews Corporation«	62,137	2,387,925
Marsh & McLennan Companies Incorporated	108,168	3,265,592
MetLife Incorporated	211,178	6,647,883
Principal Financial Group Incorporated	62,600	1,510,538
Prudential Financial Incorporated	97,052	4,914,713
The Progressive Corporation	127,546	2,405,518

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	99

INDEX PORTFOLIO

Security Name	Shares	Value

Insurance (continued)
The Travelers Companies Incorporated	83,621	$4,703,681
Torchmark Corporation	20,985	893,751
UnumProvident Corporation	60,600	1,364,106
XL Group plc	65,563	1,351,909

		55,012,036

Real Estate Management & Development: 0.05%
CBRE Group Incorporated†	64,921	1,091,322

REIT: 1.68%
Apartment Investment & Management Company Class A	24,124	525,421
AvalonBay Communities Incorporated	18,780	2,344,683
Boston Properties Incorporated	29,336	2,798,068
Equity Residential	59,208	3,267,690
HCP Incorporated«	81,312	3,142,709
Health Care REIT Incorporated«	37,632	1,887,997
Host Hotels & Resorts Incorporated	141,014	1,995,348
Kimco Realty Corporation«	81,273	1,281,675
Plum Creek Timber Company«	32,348	1,191,700
Prologis Incorporated	91,661	2,550,009
Public Storage Incorporated	28,287	3,731,055
Simon Property Group Incorporated	58,630	7,290,054
Ventas Incorporated«	57,497	3,033,542
Vornado Realty Trust	36,830	2,741,994
Weyerhaeuser Company	107,570	1,806,100

		39,588,045

Thrifts & Mortgage Finance: 0.06%
Hudson City Bancorp Incorporated	105,340	588,851
People’s United Financial Incorporated	75,186	936,066

		1,524,917

Health Care: 11.08%

Biotechnology: 1.17%
Amgen Incorporated	175,043	10,136,740
Biogen Idec Incorporated†	48,436	5,567,718
Celgene Corporation†	91,622	5,779,516
Gilead Sciences Incorporated†	154,057	6,139,171

		27,623,145

Health Care Equipment & Supplies: 1.72%
Baxter International Incorporated	113,479	5,862,325
Becton Dickinson & Company«	43,423	3,203,749
Boston Scientific Corporation†	305,669	1,803,447
C.R. Bard Incorporated	17,303	1,508,649
CareFusion Corporation†	44,654	1,106,526
Covidien plc	98,538	4,488,406
DENTSPLY International Incorporated«	28,223	1,019,133
Edwards Lifesciences Corporation†	22,956	1,515,785
Intuitive Surgical Incorporated†	7,805	3,389,009

100	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

INDEX PORTFOLIO

Security Name	Shares	Value

Health Care Equipment & Supplies (continued)
Medtronic Incorporated	210,876	$7,682,213
St. Jude Medical Incorporated	65,801	2,529,390
Stryker Corporation	65,916	3,218,678
Varian Medical Systems Incorporated†«	23,401	1,456,244
Zimmer Holdings Incorporated†	35,781	1,808,730

		40,592,284

Health Care Providers & Services: 2.07%
Aetna Incorporated	74,467	3,114,210
AmerisourceBergen Corporation	53,770	1,997,556
Cardinal Health Incorporated	68,815	2,921,885
CIGNA Corporation	56,993	2,520,800
Coventry Health Care Incorporated†	29,666	947,532
DaVita Incorporated†	18,652	1,420,909
Express Scripts Incorporated†«	97,493	4,450,555
Humana Incorporated	33,315	2,954,374
Laboratory Corporation of America Holdings†	20,218	1,733,087
McKesson Corporation	49,186	3,999,314
Medco Health Solutions Incorporated†	76,991	4,363,080
Patterson Companies Incorporated	18,688	563,817
Quest Diagnostics Incorporated	31,609	1,854,184
Tenet Healthcare Corporation†«	86,738	403,332
UnitedHealth Group Incorporated	214,905	10,480,917
WellPoint Incorporated	72,022	5,081,152

		48,806,704

Health Care Technology: 0.08%
Cerner Corporation†	29,033	1,770,432

Life Sciences Tools & Services: 0.29%
Life Technologies Corporation†	36,037	1,395,713
PerkinElmer Incorporated	22,582	427,251
Thermo Fisher Scientific Incorporated†	76,259	3,603,238
Waters Corporation†	18,243	1,459,440

		6,885,642

Pharmaceuticals: 5.75%
Abbott Laboratories	310,843	16,956,486
Allergan Incorporated	61,409	5,141,161
Bristol-Myers Squibb Company	340,615	11,144,923
Eli Lilly & Company	203,444	7,700,355
Forest Laboratories Incorporated†	54,828	1,642,647
Hospira Incorporated†	32,924	928,128
Johnson & Johnson Services Incorporated	547,239	35,417,308
Merck & Company Incorporated	615,224	21,994,258
Mylan Laboratories Incorporated†	85,123	1,662,452
Pfizer Incorporated	1,558,056	31,270,184
Watson Pharmaceuticals Incorporated†	25,122	1,623,384

		135,481,286

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	101

INDEX PORTFOLIO

Security Name	Shares	Value

Industrials: 10.21%

Aerospace & Defense: 2.49%
Boeing Company	147,993	$10,165,639
General Dynamics Corporation	72,243	4,772,373
Goodrich Corporation	24,963	3,045,736
Honeywell International Incorporated	156,247	8,460,775
L-3 Communications Holdings Incorporated	19,942	1,322,155
Lockheed Martin Corporation	54,959	4,295,046
Northrop Grumman Corporation	52,177	2,977,741
Precision Castparts Corporation	28,761	4,738,375
Raytheon Company	70,615	3,217,926
Rockwell Collins Incorporated	30,687	1,684,716
United Technologies Corporation	181,467	13,900,372

		58,580,854

Air Freight & Logistics: 0.99%
C.H. Robinson Worldwide Incorporated«	32,932	2,256,171
Expeditors International of Washington Incorporated	42,353	1,842,779
FedEx Corporation	63,309	5,259,712
United Parcel Service Incorporated Class B	195,860	14,052,955

		23,411,617

Airlines: 0.06%
Southwest Airlines Company«	160,555	1,345,451

Building Products: 0.03%
Masco Corporation	71,471	684,692

Commercial Services & Supplies: 0.51%
Avery Dennison Corporation	21,159	554,577
Cintas Corporation«	22,271	677,038
Dun & Bradstreet Corporation	9,823	686,333
Equifax Incorporated	24,445	908,132
Iron Mountain Incorporated«	37,067	1,125,725
Pitney Bowes Incorporated«	40,367	752,037
Republic Services Incorporated	63,913	1,754,412
Robert Half International Incorporated	28,931	766,382
RR Donnelley & Sons Company	37,503	563,295
Stericycle Incorporated†«	17,197	1,393,301
Waste Management Incorporated«	94,267	2,950,557

		12,131,789

Construction & Engineering: 0.16%
Fluor Corporation	34,709	1,902,747
Jacobs Engineering Group Incorporated†	25,472	1,058,107
Quanta Services Incorporated†	42,382	872,645

		3,833,499

Electrical Equipment: 0.57%
Cooper Industries plc	32,954	1,829,936
Emerson Electric Company	148,715	7,770,359

102	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

INDEX PORTFOLIO

Security Name	Shares	Value

Electrical Equipment (continued)
Rockwell Automation Incorporated	28,599	$2,145,783
Roper Industries Incorporated«	19,185	1,634,370

		13,380,448

Industrial Conglomerates: 2.15%
3M Company	141,692	11,482,720
General Electric Company	2,116,849	33,679,068
Textron Incorporated	55,382	1,076,072
Tyco International Limited	92,732	4,447,427

		50,685,287

Machinery: 2.18%
Caterpillar Incorporated	129,017	12,628,184
Cummins Incorporated	38,881	3,745,407
Danaher Corporation	113,629	5,497,371
Deere & Company	82,659	6,550,726
Dover Corporation	37,148	2,042,026
Eaton Corporation	68,116	3,059,090
Flowserve Corporation	11,130	1,143,830
Illinois Tool Works Incorporated	98,134	4,459,209
Ingersoll-Rand plc«	62,341	2,064,734
Joy Global Incorporated	20,987	1,915,693
Paccar Incorporated«	72,992	2,961,285
Pall Corporation	23,228	1,265,694
Parker Hannifin Corporation	30,965	2,563,283
Snap-On Incorporated	11,621	596,157
Xylem Incorporated	37,004	884,396

		51,377,085

Road & Rail: 0.87%
CSX Corporation	218,724	4,748,498
Norfolk Southern Corporation	69,449	5,246,177
Ryder System Incorporated	10,211	533,831
Union Pacific Corporation	97,470	10,079,373

		20,607,879

Trading Companies & Distributors: 0.20%
Fastenal Company«	58,935	2,454,643
W.W. Grainger Incorporated«	12,143	2,269,527

		4,724,170

Information Technology: 17.85%

Communications Equipment: 2.10%
Cisco Systems Incorporated	1,098,367	20,473,561
F5 Networks Incorporated†	16,121	1,822,157
Harris Corporation«	24,005	854,578
JDS Uniphase Corporation†	45,545	500,084
Juniper Networks Incorporated†	106,433	2,417,093
Motorola Mobility Holdings Incorporated†	52,233	2,037,087

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	103

INDEX PORTFOLIO

Security Name	Shares	Value

Communications Equipment (continued)
Motorola Solutions Incorporated	57,207	$2,669,851
QUALCOMM Incorporated	335,438	18,382,002
Tellabs Incorporated	72,866	289,278

		49,445,691

Computers & Peripherals: 4.39%
Apple Incorporated†	185,137	70,759,361
Dell Incorporated†	309,679	4,880,541
EMC Corporation†	412,362	9,488,450
Hewlett-Packard Company	414,201	11,576,918
Lexmark International Incorporated	14,338	479,749
NetApp Incorporated†	73,572	2,709,657
SanDisk Corporation†	47,773	2,355,687
Western Digital Corporation†	46,568	1,353,732

		103,604,095

Electronic Equipment, Instruments & Components: 0.57%
Agilent Technologies Incorporated†	69,337	2,600,138
Amphenol Corporation Class A	33,932	1,538,138
Corning Incorporated	313,748	4,163,436
FLIR Systems Incorporated	31,898	856,780
Jabil Circuit Incorporated«	36,390	737,625
Molex Incorporated«	27,316	681,261
TE Connectivity Limited	86,547	2,744,405

		13,321,783

Internet Software & Services: 1.83%
Akamai Technologies Incorporated†	36,819	1,064,437
eBay Incorporated†	229,051	6,777,619
Google Incorporated Class A†	50,294	30,145,721
Monster Worldwide Incorporated†	25,797	188,576
VeriSign Incorporated«	33,229	1,115,830
Yahoo! Incorporated†	252,139	3,961,104

		43,253,287

IT Services: 2.89%
Accenture plc	128,689	7,454,954
Automatic Data Processing Incorporated	97,787	4,995,938
Cognizant Technology Solutions Corporation Class A†	60,639	4,084,037
Computer Sciences Corporation	30,963	756,426
Fidelity National Information Services Incorporated	49,496	1,192,359
Fiserv Incorporated†	28,267	1,629,875
International Business Machines Corporation	238,493	44,836,684
SAIC Incorporated†«	55,157	664,642
Teradata Corporation†	33,609	1,822,616
Total System Services Incorporated«	32,703	655,368

		68,092,899

Office Electronics: 0.10%
Xerox Corporation	280,269	2,284,192

104	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

INDEX PORTFOLIO

Security Name	Shares	Value

Semiconductors & Semiconductor Equipment: 2.35%
Advanced Micro Devices Incorporated†	115,967	$659,852
Altera Corporation	64,702	2,437,324
Analog Devices Incorporated	59,797	2,084,523
Applied Materials Incorporated	263,106	2,836,283
Broadcom Corporation Class A	96,154	2,917,793
First Solar Incorporated†«	11,720	560,919
Intel Corporation	1,048,605	26,120,751
KLA-Tencor Corporation«	33,349	1,537,389
Linear Technology Corporation«	45,513	1,394,063
LSI Logic Corporation†	114,401	642,934
MEMC Electronic Materials Incorporated†«	46,017	191,891
Microchip Technology Incorporated«	38,062	1,328,744
Micron Technology Incorporated†«	200,491	1,200,941
Novellus Systems Incorporated†«	13,905	481,391
NVIDIA Corporation†	120,562	1,884,384
Teradyne Incorporated†«	37,180	500,443
Texas Instruments Incorporated	230,713	6,944,461
Xilinx Incorporated«	52,951	1,732,027

		55,456,113

Software: 3.62%
Adobe Systems Incorporated†	98,623	2,704,243
Autodesk Incorporated†	45,696	1,556,863
BMC Software Incorporated†	35,051	1,249,919
CA Incorporated	75,589	1,602,487
Citrix Systems Incorporated†	37,600	2,684,264
Compuware Corporation†	43,653	360,574
Electronic Arts Incorporated†	66,757	1,548,095
Intuit Incorporated	60,708	3,232,094
Microsoft Corporation	1,489,067	38,090,334
Oracle Corporation	789,021	24,735,808
Red Hat Incorporated†	38,546	1,930,384
Salesforce.com Incorporated†«	27,059	3,204,327
Symantec Corporation†	149,722	2,447,955

		85,347,347

Materials: 3.48%

Chemicals: 2.18%
Air Products & Chemicals Incorporated	42,562	3,564,568
Airgas Incorporated	13,593	1,045,981
CF Industries Holdings Incorporated	13,058	1,825,508
Dow Chemical Company	235,885	6,536,373
E.I. du Pont de Nemours & Company	186,217	8,886,275
Eastman Chemical Company	28,038	1,110,866
Ecolab Incorporated«	59,910	3,416,068
FMC Corporation	14,310	1,200,895
International Flavors & Fragrances Incorporated	16,150	876,299
Monsanto Company	106,785	7,843,358
Mosaic Company	59,452	3,136,688
PPG Industries Incorporated	31,456	2,760,264

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	105

INDEX PORTFOLIO

Security Name	Shares	Value

Chemicals (continued)
Praxair Incorporated	60,340	$6,154,680
Sherwin-Williams Company	17,616	1,529,597
Sigma-Aldrich Corporation«	24,379	1,580,003

		51,467,423

Construction Materials: 0.04%
Vulcan Materials Company«	25,806	837,147

Containers & Packaging: 0.13%
Ball Corporation	32,661	1,146,728
Bemis Company Incorporated	20,650	608,969
Owens-Illinois Incorporated†	32,790	640,389
Sealed Air Corporation	32,196	567,294

		2,963,380

Metals & Mining: 0.98%
AK Steel Holding Corporation«	22,020	186,289
Alcoa Incorporated	212,513	2,129,380
Allegheny Technologies Incorporated«	21,236	1,066,472
Cliffs Natural Resources Incorporated«	29,159	1,977,272
Freeport-McMoRan Copper & Gold Incorporated Class B	189,288	7,495,805
Newmont Mining Corporation	98,686	6,797,492
Nucor Corporation	63,204	2,492,134
Titanium Metals Corporation«	16,694	260,093
United States Steel Corporation«	28,755	785,012

		23,189,949

Paper & Forest Products: 0.15%
International Paper Company	87,287	2,478,951
MeadWestvaco Corporation	34,086	1,017,467

		3,496,418

Telecommunication Services: 2.95%

Diversified Telecommunication Services: 2.66%
AT&T Incorporated	1,183,401	34,294,961
CenturyTel Incorporated	123,102	4,618,787
Frontier Communications Corporation«	198,741	1,136,799
Verizon Communications Incorporated	565,257	21,327,147
Windstream Corporation«	115,214	1,354,917

		62,732,611

Wireless Telecommunication Services: 0.29%
American Tower Corporation Class A	79,031	4,662,829
MetroPCS Communications Incorporated†	58,549	490,641
Sprint Nextel Corporation†«	597,975	1,614,533

		6,768,003

106	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

INDEX PORTFOLIO

Security Name	Shares	Value

Utilities: 3.60%

Electric Utilities: 2.10%
American Electric Power Company Incorporated	96,308	$3,821,501
Consolidated Edison Incorporated«	58,486	3,475,238
Duke Energy Corporation«	265,955	5,545,162
Edison International	65,063	2,557,627
Entergy Corporation	35,303	2,483,919
Exelon Corporation«	132,337	5,863,852
FirstEnergy Corporation	83,516	3,713,957
Nextera Energy Incorporated	84,340	4,675,810
Northeast Utilities	35,325	1,222,598
Pepco Holdings Incorporated	45,210	894,254
Pinnacle West Capital Corporation«	21,789	1,033,016
PPL Corporation	115,374	3,463,527
Progress Energy Incorporated	58,831	3,199,230
The Southern Company	171,270	7,520,466

		49,470,157

Gas Utilities: 0.09%
Nicor Incorporated«	9,095	510,411
ONEOK Incorporated«	20,675	1,719,333

		2,229,744

Independent Power Producers & Energy Traders: 0.18%
AES Corporation†	131,244	1,585,428
Constellation Energy Group Incorporated	40,203	1,614,552
NRG Energy Incorporated†	48,177	948,123

		4,148,103

Multi-Utilities: 1.23%
Ameren Corporation	48,260	1,631,671
CenterPoint Energy Incorporated	85,042	1,692,336
CMS Energy Corporation«	50,281	1,051,879
Dominion Resources Incorporated	113,669	5,867,594
DTE Energy Company	33,814	1,780,307
Integrys Energy Group Incorporated	15,560	801,184
NiSource Incorporated«	56,038	1,283,831
PG&E Corporation	80,327	3,119,901
Public Service Enterprise Group Incorporated	101,027	3,327,829
SCANA Corporation«	22,931	1,000,250
Sempra Energy	47,838	2,544,503
TECO Energy Incorporated	43,079	809,024
Wisconsin Energy Corporation	46,677	1,548,743
Xcel Energy Incorporated	96,764	2,543,926

		29,002,978

Total Common Stocks (Cost $2,005,243,938)		2,269,038,479

Investment Companies: 1.11%
SPDR S&P 500 ETF«	209,617	26,225,174

Total Investment Companies (Cost $24,396,209)		26,225,174

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	107

INDEX PORTFOLIO

Security Name			Principal	Value

Other 0.18%

Corporate Bonds and Notes: 0.17%
Gryphon Funding Limited, Pass-Through Entity(a)(i)(v)			$4,500,930	$1,615,834
VFNC Corporation, Pass-Through Entity, 0.26%(a)(i)(v)144A±			5,142,639	2,519,893

Total Other (Cost $1,738,423)				4,135,727

	Yield		Shares

Short-Term Investments: 9.18%

Investment Companies: 8.94%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class(l)(u)	0.05%		48,382,969	48,382,969
Wells Fargo Securities Lending Cash Investments, LLC(l)(v)(u)(r)	0.17		162,307,269	162,307,269

				210,690,238

		Maturity Date	Principal
U.S. Treasury Securities: 0.24%
U.S. Treasury Bill#	0.01	12/15/2011	$500,000	499,998
U.S. Treasury Bill#	0.01	12/22/2011	1,150,000	1,149,992
U.S. Treasury Bill#	0.01	01/12/2012	500,000	499,993
U.S. Treasury Bill#	0.01	01/26/2012	2,500,000	2,499,953
U.S. Treasury Bill#	0.01	02/02/2012	500,000	499,990
U.S. Treasury Bill#	0.01	02/16/2012	500,000	499,987

				5,649,913

Total Short-Term Investments (Cost $216,340,199)				216,340,151

Total Investments in Securities
(Cost $2,247,718,769)*	106.71%	2,515,739,531
Other Assets and Liabilities, Net	(6.71)	(158,139,727)

Total Net Assets	100.00%	$2,357,599,804

†	Non-income earning security.

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate. The total cost of affiliated investments is $251,867,703.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

(v)	Security represents investment of cash collateral received from securities on loan.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investment.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $2,340,967,165 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$464,337,566
Gross unrealized depreciation	(289,565,200)

Net unrealized appreciation	$174,772,366

The accompanying notes are an integral part of these financial statements.

108	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

INTERNATIONAL EQUITY PORTFOLIO

Security Name	Shares	Value

Common Stocks: 91.49%

Argentina: 0.82%
Irsa Inversiones y Representaciones SA ADR (Financials, Real Estate Management & Development)	13,974	$139,740
YPF SA ADR (Energy, Oil, Gas & Consumable Fuels)	1,914	67,009

		206,749

Australia: 2.77%
AMP Limited (Financials, Insurance)	22,194	98,289
Commonwealth Bank of Australia (Financials, Commercial Banks)	4,464	223,531
Newcrest Mining Limited (Materials, Metals & Mining)	6,397	233,370
Westpac Banking Corporation (Financials, Commercial Banks)	6,749	147,445

		702,635

Belgium: 1.07%
Anheuser-Busch InBev NV (Consumer Staples, Beverages)	4,536	271,238

Canada: 4.47%
Brookfield Asset Management Incorporated (Financials, Real Estate Management & Development)	7,363	204,250
Canadian Natural Resources Limited (Energy, Oil, Gas & Consumable Fuels)	6,103	229,233
Goldcorp Incorporated (Materials, Metals & Mining)	4,671	251,651
Ivanhoe Mines Limited (Materials, Metals & Mining)†	5,872	126,657
Suncor Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	6,329	190,624
Teck Cominco Incorporated Limited (Materials, Metals & Mining)	3,522	128,974

		1,131,389

China: 4.14%
Baidu Incorporated ADR (Information Technology, Internet Software & Services)†	1,288	168,715
Shanghai Electric Group Company Limited (Industrials, Electrical Equipment)	906,000	410,572
SINA Corporation (Information Technology, Internet Software & Services)«†	3,013	199,099
Tencent Holdings Limited (Information Technology, Internet Software & Services)	5,500	107,498
ZTE Corporation (Telecommunication Services, Wireless Telecommunication Services)	53,400	163,032

		1,048,916

Denmark: 0.71%
Carlsberg A/S (Consumer Staples, Beverages)	2,453	180,514

France: 9.66%
BNP Paribas SA (Financials, Commercial Banks)	2,631	104,735
Compagnie de Saint-Gobain (Industrials, Building Products)	1,832	77,682
France Telecom SA (Telecommunication Services, Diversified Telecommunication Services)	12,791	220,779
Groupe Danone (Consumer Staples, Food Products)	4,807	317,370
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)«	2,371	373,319
Pernod-Ricard (Consumer Staples, Beverages)	3,337	314,807
Pinault-Printempts-Redoute SA (Consumer Discretionary, Multiline Retail)	1,117	167,388
Publicis Groupe (Consumer Discretionary, Media)	1,416	67,640
Sanofi-Aventis SA (Health Care, Pharmaceuticals)	2,891	202,214
Technip SA (Energy, Energy Equipment & Services)	3,697	352,240
Total SA (Energy, Oil, Gas & Consumable Fuels)	4,824	248,882

		2,447,056

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	109

INTERNATIONAL EQUITY PORTFOLIO

Security Name	Shares	Value

Germany: 7.94%
Adidas-Salomon AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	2,192	$154,581
Allianz AG (Financials, Insurance)	3,506	364,358
Bayer AG (Health Care, Pharmaceuticals)	4,973	327,229
Daimler AG (Consumer Discretionary, Automobiles)	1,789	81,387
E.ON AG (Utilities, Electric Utilities)	4,161	103,000
Fresenius SE & Company (Health Care, Health Care Equipment & Supplies)	4,589	441,957
Hochtief AG (Industrials, Construction & Engineering)	2,054	117,868
Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance)	1,128	142,556
SAP AG (Information Technology, Software)	3,486	208,739
Siemens AG (Industrials, Industrial Conglomerates)	680	68,815

		2,010,490

Hong Kong: 0.94%
China Mobile Limited ADR (Telecommunication Services, Wireless Telecommunication Services)«	4,808	238,813

Israel: 1.04%
Check Point Software Technologies Limited (Information Technology, Software)«†	2,182	120,752
Teva Pharmaceutical Industries Limited ADR (Health Care, Pharmaceuticals)«	3,610	142,992

		263,744

Italy: 0.84%
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	10,054	212,926

Japan: 10.45%
Canon Incorporated (Information Technology, Office Electronics)	5,000	224,311
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	62,000	292,515
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	18	86,378
Komatsu Limited (Industrials, Machinery)	2,500	63,980
Makita Corporation (Industrials, Machinery)	3,000	104,948
Mitsubishi UFJ Financial Group Incorporated (Financials, Commercial Banks)	49,000	214,621
Nintendo Company Limited (Information Technology, Software)	1,100	167,461
NKSJ Holdings Incorporated (Financials, Insurance)	10,300	203,574
Sumitomo Heavy Industries Limited (Industrials, Machinery)	48,000	293,439
Sumitomo Mitsui Financial Group Incorporated (Financials, Commercial Banks)	5,500	152,981
Tokyo Electron Limited (Information Technology, Semiconductors & Semiconductor Equipment)	2,400	131,318
Toshiba Corporation (Information Technology, Computers & Peripherals)	19,000	87,817
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	16,100	530,182
Yahoo! Japan Corporation (Information Technology, Internet Software & Services)	292	92,525

		2,646,050

Luxembourg: 0.62%
Acergy SA (Energy, Energy Equipment & Services)	5,798	114,592
ArcelorMittal (Materials, Metals & Mining)	2,190	41,243

		155,835

Netherlands: 4.00%
ASML Holding NV (Information Technology, Semiconductors & Semiconductor Equipment)	4,659	183,934
ING Groep NV (Financials, Diversified Financial Services)†	13,383	104,376
Nielsen Holdings NV (Industrials, Professional Services)†	5,076	147,458
Unilever NV (Consumer Staples, Food Products)	11,967	407,594
USG People NV (Industrials, Commercial Services & Supplies)	23,006	171,082

		1,014,444

110	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

INTERNATIONAL EQUITY PORTFOLIO

Security Name	Shares	Value

Norway: 1.60%
Telenor ASA (Telecommunication Services, Diversified Telecommunication Services)	23,686	$405,235

Singapore: 0.51%
DBS Group Holdings Limited (Financials, Commercial Banks)	13,000	129,278

South Korea: 2.11%
Hyundai Motor Company Limited (Consumer Discretionary, Automobiles)	982	191,015
Samsung Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	376	342,205

		533,220

Spain: 2.65%
Banco Santander Central Hispano SA (Financials, Commercial Banks)	9,459	71,001
Industria de Diseno Textil SA (Consumer Discretionary, Specialty Retail)	1,771	150,594
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	14,856	448,517

		670,112

Sweden: 0.57%
Swedbank AB (Financials, Commercial Banks)	10,824	144,803

Switzerland: 10.51%
ABB Limited (Industrials, Electrical Equipment)	7,054	133,724
Adecco SA (Industrials, Professional Services)	1,332	57,932
Compagnie Financiere Richemont SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	6,614	358,913
Credit Suisse Group AG (Financials, Capital Markets)	3,906	94,273
Nestle SA (Consumer Staples, Food Products)	9,599	538,722
Novartis AG (Health Care, Pharmaceuticals)	7,808	421,665
Roche Holdings AG (Health Care, Pharmaceuticals)	2,753	437,931
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	724	282,382
UBS AG (Financials, Capital Markets)	5,901	72,668
Zurich Financial Services AG (Financials, Insurance)	1,200	264,286

		2,662,496

United Kingdom: 24.07%
Anglo American plc (Materials, Metals & Mining)	4,594	175,385
Antofagasta plc (Materials, Metals & Mining)	8,039	150,122
Ashtead Group plc (Industrials, Trading Companies & Distributors)	58,719	171,057
Barclays plc (Financials, Commercial Banks)	51,936	149,613
BG Group plc (Health Care, Health Care Providers & Services)	13,082	280,594
BHP Billiton plc (Materials, Metals & Mining)	8,239	253,368
BP plc (Energy, Oil, Gas & Consumable Fuels)	32,144	232,798
Burberry Group plc (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	10,304	206,426
Diageo plc (Consumer Staples, Beverages)	19,302	413,411
Experian Group Limited (Financials, Diversified Financial Services)	15,807	210,207
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	15,552	344,664
HSBC Holdings plc (Financials, Commercial Banks)	50,037	390,311
Imperial Tobacco Group plc (Consumer Staples, Tobacco)	6,622	238,240
Intertek Group plc (Industrials, Commercial Services & Supplies)	2,833	85,864
Kingfisher plc (Consumer Discretionary, Specialty Retail)	39,241	158,143
Land Securities Group plc (Financials, REIT)	6,031	65,220
New World Resources plc (Energy, Oil, Gas & Consumable Fuels)	10,032	74,435
Persimmon plc (Consumer Discretionary, Household Durables)	28,068	218,278

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	111

INTERNATIONAL EQUITY PORTFOLIO

Security Name		Shares	Value

United Kingdom (continued)
Rio Tinto plc (Materials, Metals & Mining)		2,849	$149,987
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)		14,244	498,178
SABMiller plc (Consumer Staples, Beverages)		6,068	214,247
Standard Chartered plc (Financials, Commercial Banks)		12,961	282,171
Travis Perkins plc (Industrials, Trading Companies & Distributors)		13,752	180,544
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)		191,504	518,422
WPP plc (Consumer Discretionary, Media)		14,905	156,705
Xstrata plc (Materials, Metals & Mining)		17,361	278,707

			6,097,097

Total Common Stocks (Cost $23,504,034)			23,173,040

	Yield
Short-Term Investments: 12.65%

Investment Companies: 12.65%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class(l)(u)	0.05%	2,230,456	2,230,456
Wells Fargo Securities Lending Cash Investments, LLC(l)(u)(v)(r)	0.17	974,654	974,654

Total Short-Term Investments (Cost $3,205,110)			3,205,110

Total Investments in Securities
(Cost $26,709,144)*	104.14%	26,378,150
Other Assets and Liabilities, Net	(4.14)	(1,048,600)

Total Net Assets	100.00%	$25,329,550

«	All or a portion of this security is on loan.
†	Non-income earning security.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $27,132,384 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,082,065
Gross unrealized depreciation	(1,836,299)

Net unrealized depreciation	$(754,234)

The following table shows the percent of total long-term investments by sector as of November 30, 2011:

Financials	17.2%
Consumer Discretionary	14.6%
Consumer Staples	12.9%
Energy	11.5%
Health Care	11.2%
Industrials	9.0%
Information Technology	8.8%
Materials	7.7%
Telecommunication Services	6.7%
Utilities	0.4%

100.0%

The accompanying notes are an integral part of these financial statements.

112	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

INTERNATIONAL GROWTH PORTFOLIO

Security Name	Shares	Value

Common Stocks: 96.45%

Australia: 2.28%
Coca-Cola Amatil Limited (Consumer Staples, Beverages)	22,172	$270,541
Foster’s Group Limited (Consumer Staples, Beverages)	322,731	1,785,604
Treasury Wine Estates Limited (Consumer Staples, Beverages)	112,710	464,133

		2,520,278

Belgium: 4.80%
Anheuser-Busch InBev NV (Consumer Staples, Beverages)	88,952	5,319,039

Brazil: 0.62%
Petroleo Brasileiro SA ADR (Energy, Oil, Gas & Consumable Fuels)	25,486	687,867

Canada: 3.22%
Canadian National Railway Company (Industrials, Road & Rail)	279	21,639
Canadian Pacific Railway Limited (Industrials, Road & Rail)	58,914	3,545,445

		3,567,084

China: 3.62%
Baidu Incorporated ADR (Information Technology, Internet Software & Services)†	26,758	3,505,030
Tencent Holdings Limited (Information Technology, Internet Software & Services)	25,700	502,308

		4,007,338

France: 9.42%
Air Liquide SA (Materials, Chemicals)	5,755	728,181
Groupe Danone (Consumer Staples, Food Products)	24,567	1,621,974
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)«	5,178	815,287
Pernod-Ricard (Consumer Staples, Beverages)	25,816	2,435,438
Schneider Electric SA (Industrials, Electrical Equipment)	29,975	1,704,495
Technip SA (Energy, Energy Equipment & Services)	3,630	345,857
Unibail-Rodamco (Financials, Real Estate Management & Development)	11,625	2,167,042
Vinci SA (Industrials, Construction & Engineering)	13,708	612,828

		10,431,102

Germany: 10.46%
Allianz AG (Financials, Insurance)	7,370	765,920
Bayer AG (Health Care, Pharmaceuticals)	30,273	1,991,997
Beiersdorf AG (Consumer Staples, Personal Products)	23,551	1,349,177
Brenntag AG (Materials, Chemicals)	13,879	1,332,703
Daimler AG (Consumer Discretionary, Automobiles)	22,357	1,017,092
Linde AG (Materials, Chemicals)	29,051	4,477,072
Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance)	5,074	641,248

		11,575,209

Hong Kong: 17.05%
AIA Group Limited (Financials, Insurance)	1,071,200	3,366,879
Beijing Enterprises Holdings Limited (Financials, Diversified Financial Services)	91,651	505,589
BOC Hong Kong Holdings Limited (Financials, Commercial Banks)	225,588	516,478
Cheung Kong Holdings Limited (Financials, Real Estate Management & Development)	1,553	17,772
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	100,000	986,112
China Resources Land Limited (Industrials, Machinery)	440,500	673,679

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	113

INTERNATIONAL GROWTH PORTFOLIO

Security Name	Shares	Value

Hong Kong (continued)
Galaxy Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)†«	271,401	$538,751
Hang Seng Bank Limited (Financials, Commercial Banks)	74,751	918,834
Henderson Land Development Company Limited (Financials, Real Estate Management & Development)	180,600	898,495
Hong Kong Land Holdings Limited (Financials, Real Estate Management & Development)	129,966	604,750
MGM China Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)†	236,700	339,589
NWS Holdings Limited (Industrials, Industrial Conglomerates)	403,791	577,997
Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,442,138	4,295,730
Sino Land Company (Financials, Real Estate Management & Development)	1,000,252	1,261,622
Sun Hung Kai Properties Limited (Financials, Real Estate Management & Development)	91,742	1,140,066
Wynn Macau Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	757,922	2,226,706

		18,869,049

India: 0.14%
Coal India Limited (Energy, Oil, Gas & Consumable Fuels)	23,552	150,023

Ireland: 0.77%
Accenture plc (Information Technology, IT Services)«	14,757	854,873

Italy: 1.17%
Fiat Industrial SpA (Consumer Discretionary, Auto Components)†	143,997	1,290,888

Japan: 10.62%
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	90,100	2,859,264
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	810	3,886,998
Kao Corporation (Consumer Staples, Personal Products)	83,800	2,217,725
Softbank Corporation (Telecommunication Services, Wireless Telecommunication Services)	82,700	2,793,144

		11,757,131

Netherlands: 5.51%
Akzo Nobel NV (Materials, Chemicals)	28,235	1,428,781
Koninklijke Vopak NV (Industrials, Transportation Infrastructure)	13,905	764,629
Unilever NV (Consumer Staples, Food Products)«	114,547	3,901,449

		6,094,859

Netherlands Antilles: 1.36%
Schlumberger Limited (Energy, Energy Equipment & Services)	20,021	1,508,182

Nigeria: 0.00%
Nigerian Breweries plc (Consumer Staples, Beverages)†	2,100	1,179

Russia: 1.22%
Gazprom ADR (Energy, Oil, Gas & Consumable Fuels)	117,195	1,347,743

Singapore: 0.33%
City Developments Limited (Financials, Real Estate Management & Development)	47,427	367,167

South Korea: 1.02%
NHN Corporation (Information Technology, Internet Software & Services)†	5,091	1,129,459

Spain: 0.10%
Grifols SA (Health Care, Biotechnology)	6,785	109,706

114	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

INTERNATIONAL GROWTH PORTFOLIO

Security Name		Shares	Value

Sweden: 0.48%
Sandvik AB (Industrials, Machinery)		41,728	$534,865

Switzerland: 9.07%
Adecco SA (Industrials, Professional Services)		27,671	1,203,483
Compagnie Financiere Richemont SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)		22,521	1,222,118
Givaudan SA (Materials, Chemicals)		1,121	1,041,889
Nestle SA (Consumer Staples, Food Products)		71,415	4,008,005
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)		6,568	2,561,720

			10,037,215

United Kingdom: 13.19%
BG Group plc (Health Care, Health Care Providers & Services)		52,763	1,131,705
Genting International plc (Consumer Staples, Hotels, Restaurants & Leisure)†		680,323	826,979
GlaxoSmithKline plc (Health Care, Pharmaceuticals)		38,060	843,487
HSBC Holdings plc (Financials, Commercial Banks)		205,250	1,601,042
Imperial Tobacco Group plc (Consumer Staples, Tobacco)		72,601	2,611,966
Johnson Matthey plc (Materials, Chemicals)		19,940	601,099
Land Securities Group plc (Financials, REIT)		80,133	866,571
Prudential plc (Financials, Insurance)		33,506	329,787
Reckitt Benckiser Group (Consumer Staples, Household Products)		1,494	75,795
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)		30,044	1,049,390
SABMiller plc (Consumer Staples, Beverages)		38,341	1,353,729
Standard Chartered plc (Financials, Commercial Banks)		39,616	862,472
Tate & Lyle plc (Consumer Staples, Food Products)		62,761	664,711
WPP plc (Consumer Discretionary, Media)		170,015	1,787,469

			14,606,202

Total Common Stocks (Cost $104,373,152)			106,766,458

Short-Term Investments: 5.83%

	Yield
Investment Companies: 5.83%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class(l)(u)	0.05%	4,796,723	4,796,723
Wells Fargo Securities Lending Cash Investments, LLC(l)(u)(v)(r)	0.17	1,658,460	1,658,460

Total Short-Term Investments (Cost $6,455,183)			6,455,183

Total Investments in Securities
(Cost $110,828,335)*	102.28%	113,221,641
Other Assets and Liabilities, Net	(2.28)	(2,528,063)

Total Net Assets	100.00%	$110,693,578

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	115

INTERNATIONAL GROWTH PORTFOLIO

«	All or a portion of this security is on loan.

†	Non-income earning security.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $111,871,251 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$8,082,954
Gross unrealized depreciation	(6,732,564)

Net unrealized appreciation	$1,350,390

The following table shows the percent of total long-term investments by sector as of November 30, 2011:

Consumer Staples	30.7%
Consumer Discretionary	17.8%
Financials	15.8%
Industrials	9.0%
Materials	9.0%
Information Technology	5.6%
Energy	4.8%
Health Care	3.8%
Telecommunication Services	3.5%

100.0%

The accompanying notes are an integral part of these financial statements.

116	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

Common Stocks: 98.14%

Australia: 8.90%
AGL Energy Limited (Utilities, Multi-Utilities)	1,265	$18,869
Alumina Limited (Materials, Metals & Mining)	6,177	9,010
Amcor Limited (Materials, Containers & Packaging)	3,313	25,334
AMP Limited (Financials, Insurance)	7,368	32,630
Asciano Group (Industrials, Road & Rail)	7,708	12,535
ASX Limited (Financials, Diversified Financial Services)	450	14,281
Australia & New Zealand Banking Group Limited (Financials, Commercial Banks)	6,769	143,816
Bendigo Bank Limited (Financials, Commercial Banks)	1,027	9,718
BHP Billiton Limited (Materials, Metals & Mining)	8,231	308,388
BlueScope Steel Limited, Placement Shares (Materials, Metals & Mining)	3,843	1,581
BlueScope Steel Limited (Materials, Metals & Mining)	8,646	3,526
Boral Limited (Materials, Construction Materials)	1,953	7,264
Brambles Limited (Industrials, Commercial Services & Supplies)	3,746	28,020
Caltex Australia Limited (Energy, Oil, Gas & Consumable Fuels)	400	5,452
Campbell Brothers Limited (Industrials, Commercial Services & Supplies)	174	8,681
CFS Retail Property Trust (Financials, REIT)	4,680	9,044
Coca-Cola Amatil Limited (Consumer Staples, Beverages)	1,362	16,619
Cochlear Limited (Health Care, Health Care Equipment & Supplies)	149	8,799
Commonwealth Bank of Australia (Financials, Commercial Banks)	4,013	200,948
Computershare Limited (Information Technology, IT Services)	1,171	9,868
Crown Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,188	10,267
CSL Limited (Health Care, Biotechnology)	1,385	45,160
DB Rreef Trust (Financials, REIT)	12,665	11,457
Duluxgroup Limited (Materials, Chemicals)	19	55
Echo Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)†	1,878	7,257
Fairfax Media Limited (Consumer Discretionary, Media)	6,273	5,538
Fortescue Metals Group Limited (Materials, Metals & Mining)	3,207	15,976
Foster’s Group Limited (Consumer Staples, Beverages)	5,085	28,134
GPT Group (Financials, REIT)	4,457	14,627
Harvey Norman Holdings Limited (Consumer Discretionary, Multiline Retail)†	1,574	3,505
Iluka Resources Limited (Materials, Metals & Mining)	1,068	17,234
Incitec Pivot Limited (Materials, Chemicals)	4,213	14,570
Insurance Australia Group Limited (Financials, Insurance)	5,605	16,988
Leighton Holdings Limited (Industrials, Construction & Engineering)	396	8,521
Lend Lease Corporation Limited (Financials, Real Estate Management & Development)	1,473	11,345
Lynas Corporation Limited (Materials, Metals & Mining)†	4,312	5,813
Macquaire Office Trust (Financials, REIT)	2	7
Macquarie Airports Group (Industrials, Transportation Infrastructure)	1,087	3,899
Macquarie Goodman Group (Financials, REIT)	15,581	9,816
Macquarie Group Limited (Financials, Capital Markets)	898	22,493
Metcash Limited (Consumer Staples, Food & Staples Retailing)	1,825	7,649
Mirvac Group (Financials, REIT)	8,853	11,832
National Australia Bank Limited (Financials, Commercial Banks)	5,667	141,899
Newcrest Mining Limited (Materials, Metals & Mining)	1,970	71,868
OneSteel Limited (Materials, Metals & Mining)	3,706	3,323
Orica Limited (Materials, Chemicals)	962	25,739
Origin Energy Limited (Energy, Oil, Gas & Consumable Fuels)	2,759	41,619
OZ Minerals Limited (Materials, Metals & Mining)	790	8,934
Qantas Airways Limited (Industrials, Airlines)†	3,289	5,277
QBE Insurance Group Limited (Financials, Insurance)	2,813	40,292

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	117

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

Australia (continued)
QR National Limited (Industrials, Road & Rail)	4,487	$16,037
Ramsay Health Care Limited (Health Care, Health Care Providers & Services)	343	6,663
Rio Tinto Limited (Materials, Metals & Mining)	1,123	76,471
Santos Limited (Energy, Oil, Gas & Consumable Fuels)	2,428	33,953
Sims Group Limited (Materials, Metals & Mining)	397	5,385
Sonic Healthcare Limited (Health Care, Health Care Providers & Services)	969	11,727
SP AusNet (Utilities, Electric Utilities)	4,319	4,256
Stockland (Financials, REIT)	6,260	22,439
SunCorp-Metway Limited (Financials, Insurance)	3,307	28,816
Tabcorp Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	2,012	5,971
Tattersall’s Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	3,724	8,959
Telstra Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	10,780	35,420
Toll Holdings Limited (Industrials, Air Freight & Logistics)	1,761	8,810
Transurban Group (Industrials, Transportation Infrastructure)	3,329	19,550
Wesfarmers Limited (Consumer Staples, Food & Staples Retailing)	2,620	84,124
Westfield Group (Financials, REIT)	5,542	47,866
Westfield Retail Trust (Financials, REIT)	7,498	20,031
Westpac Banking Corporation (Financials, Commercial Banks)	7,802	170,450
Woodside Petroleum Limited (Energy, Oil, Gas & Consumable Fuels)	1,628	56,749
Woolworths Limited (Consumer Staples, Food & Staples Retailing)	3,177	81,785
WorleyParsons Limited (Energy, Energy Equipment & Services)	505	13,870

		2,244,809

Austria: 0.24%
Erste Bank Der Oesterreichischen Sparkassen AG (Financials, Commercial Banks)	497	8,622
IMMOEAST AG (Financials, REIT)(a)	2,181	0
IMMOFINANZ Immobilien Anlagen AG (Financials, REIT)	2,606	8,063
OMV AG (Energy, Oil, Gas & Consumable Fuels)	389	12,918
Raiffeisen International Bank Holdings AG (Financials, Commercial Banks)	128	3,043
Telekom Austria AG (Telecommunication Services, Diversified Telecommunication Services)	843	9,766
Verbund – Oesterreichische Elektrizitaetswirtschafts AG (Utilities, Electric Utilities)	178	4,753
Voestalpine AG (Materials, Metals & Mining)	289	8,404
Wiener Staedtische Allgemeine Versicherung AG (Financials, Insurance)	114	4,085

		59,654

Belgium: 0.94%
Anheuser-Busch InBev NV (Consumer Staples, Beverages)	2,067	123,600
Anheuser-Busch InBev NV VVPR Strip (Consumer Staples, Beverages)†	2,600	3
Bekaert SA (Industrials, Electrical Equipment)	102	4,053
Belgacom SA (Telecommunication Services, Diversified Telecommunication Services)	395	12,544
Colruyt SA (Consumer Staples, Food & Staples Retailing)	199	7,536
Delhaize Group (Consumer Staples, Food & Staples Retailing)	272	16,041
Fortis (Financials, Insurance)	6,006	10,592
Fortis VVPR Strip (Financials, Insurance)†	9,100	12
Groupe Bruxelles Lambert SA (Financials, Diversified Financial Services)	217	15,463
KBC Groep NV (Financials, Commercial Banks)	435	4,873
Mobistar SA (Telecommunication Services, Wireless Telecommunication Services)†	80	4,375
Solvay SA (Materials, Chemicals)	159	14,925
UCB SA (Health Care, Pharmaceuticals)	265	11,086
Umicore (Materials, Chemicals)	295	12,701

		237,804

118	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

Bermuda: 0.23%
Independent Tankers Corporation Limited (Energy, Oil, Gas & Consumable Fuels)†	50	$5
Li & Fung Limited (Consumer Discretionary, Distributors)	14,400	29,919
Seadrill Limited (Energy, Energy Equipment & Services)	828	28,919

		58,843

Denmark: 1.04%
A.P. Moller-Maersk A/S Class A (Industrials, Marine)	1	6,516
A.P. Moller-Maersk A/S Class B (Industrials, Marine)	4	27,415
Carlsberg A/S (Consumer Staples, Beverages)	271	19,943
Coloplast A/S (Health Care, Health Care Equipment & Supplies)	54	8,278
Danske Bank A/S (Financials, Commercial Banks)	1,679	23,444
DSV A/S (Industrials, Road & Rail)	550	10,712
Novo Nordisk A/S Class B (Health Care, Pharmaceuticals)	1,093	124,078
Novozymes A/S Class B2 (Materials, Chemicals)	530	16,998
TDC A/S (Telecommunication Services, Diversified Telecommunication Services)	900	7,441
Trygvesta A/S (Financials, Insurance)	75	4,331
Vestas Wind Systems A/S (Industrials, Electrical Equipment)†	548	7,393
William Demant Holding A/S (Health Care, Health Care Equipment & Supplies)†	59	4,891

		261,440

Finland: 0.89%
Elisa Oyj (Telecommunication Services, Diversified Telecommunication Services)	357	7,763
Fortum Oyj (Energy, Oil, Gas & Consumable Fuels)	1,155	26,571
Kesko Oyj (Consumer Staples, Food & Staples Retailing)	138	4,856
Kone Oyj (Industrials, Machinery)	388	21,853
Metso Oyj (Industrials, Machinery)	319	12,773
Neste Oil Oyj Limited (Energy, Oil, Gas & Consumable Fuels)	380	4,753
Nokia Oyj (Telecommunication Services, Diversified Telecommunication Services)	9,624	55,623
Nokian Renkaat Oyj (Consumer Discretionary, Auto Components)	280	9,275
Orion Oyj (Health Care, Pharmaceuticals)	267	5,431
Pohjola Bank plc (Financials, Diversified Financial Services)	368	3,676
Sampo Oyj (Financials, Insurance)	1,107	28,918
SanomaWSOY Oyj (Consumer Discretionary, Media)†	240	2,900
Stora Enso Oyj (Materials, Paper & Forest Products)	1,560	9,768
UPM-Kymmene Oyj (Materials, Paper & Forest Products)	1,318	15,429
Wartsila Oyj (Industrials, Machinery)	432	14,198

		223,787

France: 8.65%
Accor SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	378	10,577
Aeroports de Paris (Industrials, Transportation Infrastructure)†	88	6,436
Air Liquide SA (Materials, Chemicals)	730	92,367
Alcatel SA (Information Technology, Communications Equipment)†	5,904	9,881
Alstom SA (Industrials, Machinery)	541	18,733
ANF Immobilier (Financials, REIT)	2	76
Arkema SA (Industrials, Professional Services)	141	10,271
Atos Origin SA (Information Technology, IT Services)	134	6,547
AXA SA (Financials, Insurance)	4,418	63,971
BNP Paribas SA (Financials, Commercial Banks)	2,467	98,206
Bouygues SA (Industrials, Construction & Engineering)	486	15,841
Bureau Veritas SA (Industrials, Commercial Services & Supplies)	129	9,558

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	119

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

France (continued)
Cap Gemini SA (Information Technology, IT Services)	397	$15,078
Carrefour SA (Consumer Staples, Food & Staples Retailing)	1,464	38,980
Casino Guichard Perrachon SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	142	12,637
Christian Dior SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	138	17,872
CNP Assurances (Financials, Insurance)	355	4,778
Compagnie de Saint-Gobain (Industrials, Building Products)	1,023	43,378
Compagnie Generale de Geophysique – Veritas (Energy, Energy Equipment & Services)†	378	8,746
Compagnie Generale Des Establissements Michelin (Consumer Discretionary, Auto Components)	460	29,324
Credit Agricole SA (Financials, Commercial Banks)	2,460	15,813
Dassault Systemes SA (Information Technology, Software)	156	12,773
Edenred (Consumer Staples, Commercial Services & Supplies)	434	11,553
Eiffage SA (Industrials, Construction & Engineering)†	120	2,996
Electricite de France SA (Utilities, Electric Utilities)	609	16,611
Essilor International SA Cie Generale d’Optique (Health Care, Health Care Equipment & Supplies)	509	36,386
Eurazeo (Financials, Diversified Financial Services)	90	3,768
Eutelsat Communications SA (Consumer Discretionary, Media)	260	10,103
Fonciere des Regions (Financials, REIT)	72	4,796
France Telecom SA (Telecommunication Services, Diversified Telecommunication Services)	4,690	80,952
GDF Suez (Utilities, Multi-Utilities)	3,131	87,780
GDF Suez VVPR Strip (Utilities, Electric Utilities)	1,701	2
Gecina SA (Financials, REIT)	56	4,837
Groupe Danone (Consumer Staples, Food Products)	1,504	99,298
Groupe Eurotunnel SA (Industrials, Transportation Infrastructure)	1,205	9,161
ICADE (Financials, REIT)	69	5,516
ILIAD SA (Telecommunication Services, Diversified Telecommunication Services)	48	5,865
Imerys SA (Materials, Construction Materials)	87	4,414
JC Decaux SA (Consumer Discretionary, Media)	197	5,121
Klepierre (Financials, REIT)	270	7,839
L’Oreal SA (Consumer Staples, Personal Products)	611	66,131
Lafarge SA (Materials, Construction Materials)	528	19,300
Lagardere SCA (Consumer Discretionary, Media)	299	7,282
Legrand SA (Industrials, Electrical Equipment)	576	18,645
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	654	102,974
Natixis (Financials, Commercial Banks)	2,371	6,887
Neopost SA (Information Technology, Office Electronics)	94	6,660
Pernod-Ricard SA (Consumer Staples, Beverages)	503	47,452
Peugeot SA (Consumer Discretionary, Automobiles)	393	7,358
Pinault-Printempts-Redoute SA (Consumer Discretionary, Multiline Retail)	197	29,521
Publicis Groupe SA (Consumer Discretionary, Media)	370	17,674
Renault SA (Consumer Discretionary, Automobiles)	506	18,960
Safran SA (Industrials, Aerospace & Defense)	424	12,581
Sanofi-Aventis SA (Health Care, Pharmaceuticals)	2,951	206,410
Schneider Electric SA (Industrials, Electrical Equipment)	1,236	70,284
SCOR SE (Financials, Insurance)	444	10,606
Societe BIC SA (Industrials, Commercial Services & Supplies)	79	7,014
Societe Generale (Financials, Commercial Banks)	1,698	41,486
Societe Television Francaise 1 (Consumer Discretionary, Media)	348	3,611
Sodexho Alliance SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	245	17,819
Suez Environnement SA (Utilities, Water Utilities)	717	9,106
Technip SA (Energy, Energy Equipment & Services)	249	23,724
Thales SA (Industrials, Aerospace & Defense)	220	6,955

120	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

France (continued)
Total SA (Energy, Oil, Gas & Consumable Fuels)	5,442	$280,766
Unibail-Rodamco SE (Financials, Real Estate Management & Development)	233	43,434
Vallourec SA (Industrials, Machinery)	291	19,978
Veolia Environnement SA (Utilities, Multi-Utilities)	937	11,987
Vinci SA (Industrials, Construction & Engineering)	1,126	50,339
Vivendi SA (Consumer Discretionary, Media)	3,179	73,327
Wendel SA (Industrials, Industrial Conglomerates)	84	6,052

		2,183,164

Germany: 7.57%
Adidas-Salomon AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	545	38,434
Allianz AG (Financials, Insurance)	1,170	121,591
Axel Springer AG (Consumer Discretionary, Media)	117	5,260
BASF SE (Materials, Chemicals)	2,358	172,260
Bayer AG (Health Care, Pharmaceuticals)	2,129	140,091
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	854	64,739
Beiersdorf AG (Consumer Staples, Personal Products)	260	14,895
Brenntag AG (Materials, Chemicals)	74	7,106
Celesio AG (Health Care, Health Care Providers & Services)	224	3,582
Commerzbank AG (Financials, Commercial Banks)«	8,437	15,858
Continental AG (Consumer Discretionary, Auto Components)	213	15,123
Daimler AG (Consumer Discretionary, Automobiles)	2,297	104,498
Deutsche Bank AG (Financials, Capital Markets)	2,393	93,502
Deutsche Boerse AG (Financials, Capital Markets)	491	30,126
Deutsche Lufthansa AG (Industrials, Airlines)	580	7,520
Deutsche Post AG (Industrials, Air Freight & Logistics)	2,145	32,423
Deutsche Telekom AG (Telecommunication Services, Diversified Telecommunication Services)	7,123	92,489
E.ON AG (Utilities, Electric Utilities)	4,586	113,520
Fraport AG (Industrials, Transportation Infrastructure)	109	6,208
Fresenius Medical Care AG & Company KGaA (Health Care, Health Care Providers & Services)	541	37,089
Fresenius SE & Company KGaA (Health Care, Health Care Equipment & Supplies)	293	28,218
GEA Group AG (Industrials, Machinery)	436	12,906
Hannover Rueckversicherung AG (Financials, Insurance)	145	7,570
Heidelbergcement AG (Materials, Construction Materials)	353	14,893
Henkel KGaA (Consumer Staples, Household Products)	338	16,501
Hochtief AG (Industrials, Construction & Engineering)	120	6,886
Infineon Technologies AG (Information Technology, Semiconductors & Semiconductor Equipment)	2,863	23,800
K+S AG (Materials, Chemicals)	439	23,905
Kabel Deutschland Holding AG (Consumer Discretionary, Media)†	236	13,119
LANXESS AG (Materials, Chemicals)	219	12,285
Linde AG (Materials, Chemicals)	436	67,192
MAN AG (Industrials, Machinery)	161	13,953
Merck KGaA (Health Care, Pharmaceuticals)	167	16,623
Metro AG (Consumer Staples, Food & Staples Retailing)	341	16,827
Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance)	481	60,788
RWE AG (Utilities, Multi-Utilities)	1,072	44,439
Salzgitter AG (Materials, Metals & Mining)	100	5,192
SAP AG (Information Technology, Software)	2,369	141,854
Siemens AG (Industrials, Industrial Conglomerates)	2,110	213,530
Suedzucker AG (Consumer Staples, Food Products)	194	6,180
Thyssenkrupp AG (Materials, Metals & Mining)	960	24,797

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	121

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

Germany (continued)
United Internet AG (Information Technology, Internet Software & Services)	356	$6,888
Volkswagen AG (Consumer Discretionary, Automobiles)	78	11,880
Wacker Chemie AG (Materials, Chemicals)	38	3,638

		1,910,178

Greece: 0.08%
Coca-Cola Hellenic Bottling Company SA (Consumer Staples, Beverages)	465	7,116
Hellenic Telecommunications Organization SA (Telecommunication Services, Diversified Telecommunication Services)†	730	3,049
National Bank of Greece SA (Financials, Commercial Banks)	2,157	5,716
Opap SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	590	5,230

		21,111

Hong Kong: 2.69%
AIA Group Limited (Financials, Insurance)	21,400	67,262
ASM Pacific Technology (Information Technology, Semiconductors & Semiconductor Equipment)	500	5,561
Bank of East Asia Limited (Financials, Commercial Banks)	3,914	13,536
BOC Hong Kong Holdings Limited (Financials, Commercial Banks)	9,500	21,750
Cathay Pacific Airways Limited (Industrials, Airlines)	3,000	5,420
Cheung Kong Holdings Limited (Financials, Real Estate Management & Development)	4,000	45,775
Cheung Kong Infrastructure Holdings Limited (Financials, Diversified Financial Services)	1,000	5,607
CLP Holdings Limited (Utilities, Electric Utilities)	5,000	44,430
First Pacific Company Limited (Financials, Diversified Financial Services)	6,000	6,513
Foxconn International Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)†	6,000	3,833
Galaxy Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)†	4,000	7,940
Hang Lung Group Limited (Financials, Real Estate Management & Development)	2,000	10,713
Hang Lung Properties Limited (Financials, Real Estate Management & Development)	6,000	18,203
Hang Seng Bank Limited (Financials, Commercial Banks)	2,000	24,584
Henderson Land Development Company Limited (Financials, Real Estate Management & Development)	2,163	10,761
Hong Kong & China Gas Company Limited (Utilities, Gas Utilities)	12,476	28,988
Hong Kong Electric Holdings Limited (Utilities, Electric Utilities)	3,500	26,225
Hong Kong Exchanges & Clearing Limited (Financials, Diversified Financial Services)	2,664	43,985
Hopewell Holdings (Financials, Real Estate Management & Development)	1,000	2,610
Hutchison Whampoa Limited (Industrials, Industrial Conglomerates)	5,000	43,847
Hysan Development Company Limited (Financials, Real Estate Management & Development)	1,847	5,958
Kerry Properties Limited (Financials, Real Estate Management & Development)	1,976	6,881
Lifestyle International Holdings Limited (Consumer Discretionary, Multiline Retail)	1,500	3,532
MTR Corporation Limited (Industrials, Road & Rail)	3,641	12,012
New World Development Limited (Financials, Real Estate Management & Development)	9,991	8,543
Noble Group Limited (Industrials, Trading Companies & Distributors)	10,104	9,395
NWS Holdings Limited (Industrials, Industrial Conglomerates)	4,218	6,038
Orient Overseas International Limited (Industrials, Marine)	700	3,234
PCCW Limited (Telecommunication Services, Diversified Telecommunication Services)	11,977	4,423
Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	5,962	17,759
Shangri-La Asia Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	4,333	8,054
Sino Land Company (Financials, Real Estate Management & Development)	6,846	8,635
SJM Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	4,000	6,881
Sun Hung Kai Properties Limited (Financials, Real Estate Management & Development)	4,057	50,416
Swire Pacific Limited (Financials, Real Estate Management & Development)	2,000	24,389
The Link REIT (Financials, REIT)	5,679	20,457
Wharf Holdings Limited (Financials, Real Estate Management & Development)	3,625	17,742

122	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

Hong Kong (continued)
Wheelock & Company (Financials, Real Estate Management & Development)	2,000	$5,341
Wing Hang Bank Limited (Financials, Commercial Banks)	509	4,205
Wynn Macau Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	3,812	11,199
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	2,000	5,829

		678,466

Ireland: 0.29%
CRH plc (Materials, Construction Materials)	1,826	34,860
Elan Corporation plc (Health Care, Pharmaceuticals)†	1,206	13,135
James Hardie Industries NV (Materials, Construction Materials)	1,288	9,253
Kerry Group plc (Consumer Staples, Food Products)	369	13,781
Ryanair Holdings plc ADR (Industrials, Airlines)†	81	2,437

		73,466

Israel: 0.64%
Bank Hapoalim Limited (Financials, Commercial Banks)	2,612	8,982
Bank Leumi Le-Israel (Financials, Commercial Banks)	3,047	8,919
Bezeq Israeli Telecommunication Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	4,581	8,658
Cellcom Israel Limited (Telecommunication Services, Wireless Telecommunication Services)	147	2,555
Delek Group Limited (Industrials, Industrial Conglomerates)	12	2,229
Elbit Systems Limited (Industrials, Aerospace & Defense)	69	2,862
Israel Chemicals Limited (Materials, Chemicals)	1,191	12,826
Israel Discount Bank Limited (Financials, Commercial Banks)†	1,639	2,422
Nice Systems Limited (Information Technology, Software)†	183	6,137
Partner Communications Company Limited (Telecommunication Services, Wireless Telecommunication Services)†	252	2,425
Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	2,421	95,977
The Israel Corporation Limited (Materials, Chemicals)	5	3,314
United Mizrahi Bank Limited (Financials, Commercial Banks)	359	2,972

		160,278

Italy: 2.21%
AEM SpA (Utilities, Multi-Utilities)	3,249	3,404
Assicurazioni Generali SpA (Financials, Insurance)	2,959	49,139
Atlantia SpA (Industrials, Transportation Infrastructure)	811	12,498
Autogrill SpA (Consumer Discretionary, Hotels, Restaurants & Leisure)	334	3,484
Banca Carige SpA (Financials, Commercial Banks)	1,676	3,336
Banca Monte Dei Paschi di Siena SpA (Financials, Commercial Banks)	11,841	3,979
Banco Popolare SpA (Financials, Commercial Banks)«	3,821	4,592
Beni Stabili SpA (Financials, Real Estate Management & Development)	720	281
Enel Green Power SpA (Utilities, Multi-Utilities)	3,940	8,839
Enel SpA (Utilities, Multi-Utilities)«	16,742	71,336
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	6,188	131,051
Exor SpA (Financials, Diversified Financial Services)	190	4,042
Fiat Industrial SpA (Consumer Discretionary, Auto Components)†	1,989	17,831
Fiat SpA (Consumer Discretionary, Automobiles)«	1,989	10,298
Finmeccanica SpA (Industrials, Aerospace & Defense)	1,029	4,464
Intesa Sanpaolo SpA (Financials, Commercial Banks)	25,550	42,438
Intesa Sanpaolo di Risparmio (Financials, Commercial Banks)	2,763	3,562
Luxottica Group SpA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	280	7,987
Mediaset SpA (Consumer Discretionary, Media)	1,799	5,318

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	123

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

Italy (continued)
Mediobanca SpA (Financials, Capital Markets)	1,197	$7,735
Pirelli & Company SpA (Consumer Discretionary, Auto Components)	705	6,670
Prelios SpA (Financials, Real Estate Management & Development)†	705	82
Prysmian SpA (Industrials, Electrical Equipment)	537	7,340
Saipem SpA (Energy, Energy Equipment & Services)	655	29,308
Snam Rete Gas SpA (Utilities, Gas Utilities)	3,851	17,878
Telecom Italia Rsp (Telecommunication Services, Diversified Telecommunication Services)	16,221	15,850
Telecom Italia SpA (Telecommunication Services, Diversified Telecommunication Services)	24,797	28,073
Terna SpA (Utilities, Electric Utilities)«	3,371	12,096
UniCredito Italiano SpA (Financials, Commercial Banks)	33,615	35,107
Unione di Banche SpA (Financials, Commercial Banks)	2,163	8,821

		556,839

Japan: 21.19%
ABC-Mart Incorporated (Consumer Discretionary, Specialty Retail)	100	3,718
Advantest Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	400	4,502
Aeon Company Limited (Consumer Staples, Food & Staples Retailing)	1,600	21,863
Aeon Credit Service Company Limited (Financials, Consumer Finance)	200	3,069
Aeon Mall Company Limited (Financials, Real Estate Management & Development)	200	4,675
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	500	15,108
Ajinomoto Company Incorporated (Consumer Staples, Food Products)	2,000	23,957
Alfresa Holdings Corporation (Health Care, Health Care Providers & Services)	100	3,689
All Nippon Airways Company Limited (Industrials, Airlines)	2,000	6,029
Amada Company Limited (Industrials, Machinery)	1,000	6,234
Aozora Bank Limited (Financials, Commercial Banks)	1,000	2,679
Asahi Breweries Limited (Consumer Staples, Beverages)	1,000	22,196
Asahi Glass Company Limited (Industrials, Building Products)	3,000	25,681
Asahi Kasei Corporation (Materials, Chemicals)	3,000	18,198
ASICS Corporation (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	400	4,799
Astellas Pharma Incorporated (Health Care, Pharmaceuticals)	1,100	42,401
Bank of Kyoto Limited (Financials, Commercial Banks)	1,000	8,698
Bank of Yokohama Limited (Financials, Commercial Banks)	3,000	14,313
Benesse Corporation (Consumer Discretionary, Diversified Consumer Services)	200	9,050
Bridgestone Corporation (Consumer Discretionary, Auto Components)	1,700	39,392
Brother Industries Limited (Information Technology, Office Electronics)	600	8,113
Canon Incorporated (Information Technology, Office Electronics)	2,900	130,100
Casio Computer Company Limited (Consumer Discretionary, Household Durables)	700	4,365
Central Japan Railway Company (Industrials, Road & Rail)	4	32,050
Chiba Bank Limited (Financials, Commercial Banks)	2,000	13,045
Chubu Electric Power Company Incorporated (Utilities, Electric Utilities)	1,700	32,363
Chugai Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	600	9,166
Citizen Holdings Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	600	3,520
Coca-Cola West Japan Company Limited (Consumer Staples, Beverages)	200	3,390
Cosmo Oil Company Limited (Energy, Oil, Gas & Consumable Fuels)	1,000	2,765
Credit Saison Company Limited (Financials, Consumer Finance)	400	7,325
Dai Ichi Mutual Life Insurance (Financials, Insurance)	23	25,658
Dai Nippon Printing Company Limited (Industrials, Commercial Services & Supplies)	1,000	9,815
Daicel Chemical Industries Limited (Materials, Chemicals)	1,000	5,604
Daido Steel Company Limited (Materials, Metals & Mining)	1,000	6,552
Daiichi Sankyo Company Limited (Health Care, Pharmaceuticals)	1,700	30,654
Daikin Industries Limited (Industrials, Building Products)	600	17,669

124	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

Japan (continued)
Dainippon Sumitomo Pharma Company Limited (Health Care, Pharmaceuticals)	500	$5,157
Daito Trust Construction Company Limited (Financials, Real Estate Management & Development)	200	17,838
Daiwa House Industry Company Limited (Financials, Real Estate Management & Development)	1,000	12,103
Daiwa Securities Group Incorporated (Financials, Capital Markets)	4,000	13,441
Dena Company Limited (Consumer Discretionary, Internet & Catalog Retail)	300	9,313
Denki Kagaku Kogyo Kabushiki Kaisha (Materials, Chemicals)	1,000	3,936
Denso Corporation (Consumer Discretionary, Auto Components)	1,200	34,372
Dentsu Incorporated (Consumer Discretionary, Media)	500	14,544
East Japan Railway Company (Industrials, Road & Rail)	900	55,126
Eisai Company Limited (Health Care, Pharmaceuticals)	600	23,164
Electric Power Development Company (Utilities, Independent Power Producers & Energy Traders)	280	7,065
Elpida Memory Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)†	500	2,492
FamilyMart Company Limited (Consumer Staples, Food & Staples Retailing)	200	7,978
FANUC Limited (Industrials, Machinery)	500	82,149
Fast Retailing Company Limited (Consumer Discretionary, Specialty Retail)	100	16,228
Fuji Electric Holdings Company Limited (Industrials, Electrical Equipment)	1,000	2,958
Fuji Heavy Industries Limited (Consumer Discretionary, Automobiles)	2,000	11,560
Fujifilm Holdings Corporation (Information Technology, Electronic Equipment, Instruments & Components)	1,200	29,125
Fujitsu Limited (Information Technology, Computers & Peripherals)	5,000	26,608
Fukuoka Financial Group Incorporated (Financials, Commercial Banks)	2,000	8,244
Furukawa Electric Company Limited (Industrials, Electrical Equipment)	1,000	2,287
Gree Incorporated (Information Technology, Internet Software & Services)	200	6,715
GS Yuasa Corporation (Industrials, Electrical Equipment)	1,000	5,758
Gunma Bank Limited (Financials, Commercial Banks)	1,000	5,648
Hakuhodo DY Holdings Incorporated (Consumer Discretionary, Media)	70	3,840
Hamamatsu Photonics (Information Technology, Electronic Equipment, Instruments & Components)	200	7,368
Hino Motors Limited (Industrials, Machinery)	1,000	6,150
Hirose Electric Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	100	9,253
Hisamitsu Pharmaceutical Company Incorporated (Health Care, Pharmaceuticals)	200	7,980
Hitachi Chemical Company Limited (Materials, Chemicals)	300	5,792
Hitachi Construction Machinery Company Limited (Industrials, Machinery)†	300	5,327
Hitachi High-Technologies Corporation (Information Technology, Electronic Equipment, Instruments & Components)	200	4,416
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	12,000	66,587
Hokkaido Electric Power Company Incorporated (Utilities, Electric Utilities)	500	6,745
Hokuhoku Financial Group Incorporated (Financials, Commercial Banks)	3,000	5,859
Hokuriku Electric Power Company (Utilities, Electric Utilities)	500	8,998
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	4,200	133,284
Hoya Corporation (Information Technology, Electronic Equipment, Instruments & Components)	1,100	23,429
Ibiden Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	300	7,108
Idemitsu Kosan Company Limited (Energy, Oil, Gas & Consumable Fuels)	100	10,694
Inpex Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	6	40,505
Isetan Mitsukoshi Holdings Limited (Consumer Discretionary, Multiline Retail)	960	9,397
Ishikawajima-Harima Heavy Industries Company Limited (Industrials, Machinery)	3,000	7,046
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	3,000	14,154
Itochu Corporation (Industrials, Trading Companies & Distributors)	3,900	39,633
Itochu Techno-Science Corporation (Information Technology, IT Services)	100	4,320
J Front Retailing Company Limited (Consumer Discretionary, Multiline Retail)	800	3,543
Japan Petroleum Exploration Company (Energy, Oil, Gas & Consumable Fuels)	100	4,106
Japan Real Estate Investment Corporation (Financials, REIT)	1	8,293
Japan Prime Realty Investment Corporation (Financials, REIT)	2	4,869
Japan Retail Fund Investment Corporation (Financials, REIT)	4	6,117

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	125

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

Japan (continued)
Japan Steel Works (Industrials, Machinery)	1,000	$6,686
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	12	57,585
JFE Holdings Incorporated (Materials, Metals & Mining)	1,200	22,088
JGC Corporation (Industrials, Construction & Engineering)	1,000	25,203
Joyo Bank Limited (Financials, Commercial Banks)	2,000	8,695
JS Group Corporation (Industrials, Building Products)	700	13,276
JSR Corporation (Materials, Chemicals)	500	9,749
JTEKT Corporation (Industrials, Machinery)	600	5,918
Jupiter Telecommunications Company Limited (Consumer Discretionary, Media)	4	3,888
JX Holdings Incorporated (Energy, Energy Equipment & Services)†	5,700	36,250
Kajima Corporation (Industrials, Construction & Engineering)	2,000	6,023
Kamigumi Company Limited (Industrials, Transportation Infrastructure)	1,000	8,195
Kaneka Corporation (Industrials, Professional Services)	1,000	5,380
Kansai Electric Power Company Incorporated (Utilities, Electric Utilities)	1,900	28,461
Kansai Paint Company Limited (Materials, Chemicals)	1,000	9,520
Kao Corporation (Consumer Staples, Personal Products)	1,400	37,050
Kawasaki Heavy Industries Limited (Industrials, Machinery)	4,000	10,409
Kawasaki Kisen Kaisha Limited (Industrials, Marine)	2,000	3,477
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	8	53,006
Keihin Electric Express Railway Company Limited (Industrials, Road & Rail)	1,000	8,781
Keio Corporation (Industrials, Road & Rail)	1,000	6,786
Keisei Electric Railway Company Limited (Industrials, Road & Rail)	1,000	6,995
Keyence Corporation (Information Technology, Electronic Equipment, Instruments & Components)	100	25,587
Kintetsu Corporation (Industrials, Road & Rail)	4,000	14,843
Kirin Brewery Company Limited (Consumer Staples, Beverages)	2,000	24,419
Kobe Steel Limited (Materials, Metals & Mining)	6,000	9,581
Komatsu Limited (Industrials, Machinery)	2,400	61,420
Konami Corporation (Information Technology, Software)	200	6,015
Konica Minolta Holdings Incorporated (Information Technology, Office Electronics)	1,000	7,562
Kubota Corporation (Industrials, Machinery)	3,000	27,133
Kuraray Company Limited (Materials, Chemicals)	900	12,916
Kurita Water Industries Limited (Industrials, Machinery)	300	8,035
Kyocera Corporation (Information Technology, Electronic Equipment, Instruments & Components)	400	35,904
Kyowa Hakko Kogyo Company Limited (Health Care, Pharmaceuticals)	1,000	11,839
Kyushu Electric Power Company Incorporated (Utilities, Electric Utilities)	1,000	13,878
Lawson Incorporated (Consumer Staples, Food & Staples Retailing)	200	11,845
Mabuchi Motor Company Limited (Industrials, Electrical Equipment)	100	4,425
Makita Corporation (Industrials, Machinery)	300	10,495
Marubeni Corporation (Industrials, Trading Companies & Distributors)	4,000	24,711
Marui Company Limited (Consumer Discretionary, Multiline Retail)	700	5,125
Maruichi Steel Tube Limited (Materials, Metals & Mining)	100	2,204
Matsushita Electric Industrial Company Limited (Consumer Discretionary, Household Durables)	5,600	53,719
Mazda Motor Corporation (Consumer Discretionary, Automobiles)	4,000	7,295
McDonald’s Holdings Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	200	5,366
Mediceo Paltac Holdings Company Limited (Health Care, Health Care Providers & Services)	400	3,931
Meiji Holdings Company Limited (Consumer Staples, Food Products)	200	8,689
Millea Holdings Incorporated (Financials, Insurance)	1,900	46,182
Miraca Holdings Incorporated (Health Care, Health Care Providers & Services)	100	3,840
Mitsubishi Chemical Holdings Corporation (Materials, Chemicals)	3,500	20,333
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	3,600	74,424
Mitsubishi Electric Corporation (Industrials, Electrical Equipment)	5,000	47,332

126	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

Japan (continued)
Mitsubishi Estate Company Limited (Financials, Real Estate Management & Development)	3,000	$50,080
Mitsubishi Gas Chemical Company Incorporated (Materials, Chemicals)	1,000	5,955
Mitsubishi Heavy Industries Limited (Industrials, Machinery)	8,000	33,591
Mitsubishi Materials Corporation (Materials, Metals & Mining)	3,000	8,443
Mitsubishi Motors Corporation (Consumer Discretionary, Automobiles)†	10,000	12,078
Mitsubishi UFJ Financial Group Incorporated (Financials, Commercial Banks)	32,670	143,095
Mitsubishi UFJ Securities Company Limited (Financials, Diversified Financial Services)	170	6,508
Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	4,400	69,423
Mitsui Chemicals Incorporated (Materials, Chemicals)	2,000	6,503
Mitsui Fudosan Company Limited (Financials, Real Estate Management & Development)	2,000	32,437
Mitsui OSK Lines Limited (Industrials, Marine)	3,000	9,537
Mitsui Sumitomo Insurance Group Holdings Incorporated (Financials, Insurance)	1,400	27,484
Mizuho Financial Group Incorporated (Financials, Commercial Banks)	57,700	75,958
Murata Manufacturing Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	500	29,630
Nabtesco Corporation (Industrials, Machinery)	200	4,404
Namco Bandai Holdings Incorporated (Consumer Discretionary, Leisure Equipment & Products)	500	7,209
NEC Corporation (Information Technology, Computers & Peripherals)	7,000	15,060
NGK Insulators Limited (Industrials, Machinery)	1,000	10,979
NHK Spring Company Limited (Transportation Equipment, Auto Components)	400	3,531
Nidec Corporation (Industrials, Electrical Equipment)	300	27,399
Nikon Corporation (Consumer Discretionary, Leisure Equipment & Products)	900	21,073
Nintendo Company Limited (Information Technology, Software)	300	45,671
Nippon Building Fund Incorporated (Financials, REIT)	1	9,167
Nippon Electric Glass Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,000	10,333
Nippon Express Company Limited (Industrials, Road & Rail)	2,000	7,580
Nippon Paper Group Incorporated (Materials, Paper & Forest Products)	300	6,431
Nippon Sheet Glass Company Limited (Industrials, Building Products)	2,000	3,846
Nippon Steel Corporation (Materials, Metals & Mining)	13,000	31,558
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	1,200	59,182
Nippon Yusen Kabushiki Kaisha (Industrials, Marine)	4,000	8,911
Nishi-Nippon City Bank Limited (Financials, Commercial Banks)	2,000	5,907
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	6,300	57,855
Nisshin Seifun Group Incorporated (Consumer Staples, Food Products)	500	6,003
Nisshin Steel Company Limited (Materials, Metals & Mining)	2,000	2,868
Nissin Food Products Company Limited (Consumer Staples, Food Products)	200	7,688
Nitori Company Limited (Consumer Discretionary, Specialty Retail)	100	9,347
Nitto Denko Corporation (Materials, Chemicals)	400	16,627
NKSJ Holdings Incorporated (Financials, Insurance)	1,000	19,764
NOK Corporation (Consumer Discretionary, Auto Components)	300	5,261
Nomura Holdings Incorporated (Financials, Capital Markets)	9,200	30,559
Nomura Real Estate Holding Incorporated (Financials, Real Estate Management & Development)	300	4,674
Nomura Real Estate Office Fund (Financials, REIT)	1	5,127
Nomura Research Institute Limited (Information Technology, IT Services)	300	6,620
NSK Limited (Industrials, Machinery)	1,000	6,618
NTN Corporation (Industrials, Machinery)	1,000	3,973
NTT Data Corporation (Information Technology, IT Services)	3	9,326
NTT DoCoMo Incorporated (Telecommunication Services, Wireless Telecommunication Services)	39	68,934
NTT Urban Development Corporation (Financials, Real Estate Management & Development)	3	2,038
Obayashi Corporation (Industrials, Construction & Engineering)	2,000	8,407
Odakyu Electric Railway Company Limited (Industrials, Road & Rail)	2,000	18,929

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	127

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

Japan (continued)
OJI Paper Company Limited (Materials, Paper & Forest Products)	2,000	$9,970
Olympus Corporation (Health Care, Health Care Equipment & Supplies)	600	8,105
Omron Corporation (Information Technology, Electronic Equipment, Instruments & Components)	500	10,706
Ono Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	200	10,420
Oracle Corporation Japan (Information Technology, Software)	100	3,355
Oriental Land Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	100	10,411
ORIX Corporation (Financials, Consumer Finance)	270	22,781
Osaka Gas Company Limited (Utilities, Gas Utilities)	5,000	19,075
Otsuka Holdings Company Limited (Health Care, Health Care Providers & Services)	600	16,466
Rakuten Incorporated (Consumer Discretionary, Internet & Catalog Retail)	19	20,385
Resona Holdings Incorporated (Financials, Commercial Banks)	4,800	21,499
Ricoh Company Limited (Information Technology, Office Electronics)	2,000	18,023
Rinnai Corporation (Consumer Discretionary, Household Durables)	100	7,607
Rohm Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	200	9,581
Sankyo Company Limited (Consumer Discretionary, Leisure Equipment & Products)	100	4,999
Sanrio Company Limited (Consumer Discretionary, Specialty Retail)	100	5,130
Santen Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	200	7,544
SBI Holdings Incorporated (Financials, Capital Markets)	59	4,822
Secom Company Limited (Industrials, Commercial Services & Supplies)	500	22,551
Sega Sammy Holdings Incorporated (Consumer Discretionary, Leisure Equipment & Products)	500	10,225
Seiko Epson Corporation (Information Technology, Computers & Peripherals)	400	5,600
Sekisui Chemical Company Limited (Materials, Chemicals)	1,000	7,514
Sekisui House Limited (Consumer Discretionary, Household Durables)	1,000	8,788
Seven & I Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	1,920	53,607
Seven Bank Limited (Financials, Commercial Banks)	2,000	3,953
Sharp Corporation (Consumer Discretionary, Household Durables)	2,200	22,452
Shikoku Electric Power Company Incorporated (Utilities, Electric Utilities)	500	13,996
Shimadzu Corporation (Information Technology, Electronic Equipment, Instruments & Components)	1,000	8,189
Shimano Incorporated (Consumer Discretionary, Leisure Equipment & Products)	200	9,848
Shimanura Company Limited (Consumer Discretionary, Specialty Retail)	100	9,505
Shimizu Corporation (Industrials, Construction & Engineering)	2,000	8,246
Shin-Etsu Chemical Company Limited (Materials, Chemicals)	1,100	55,302
Shinsei Bank Limited (Financials, Commercial Banks)	4,000	4,053
Shionogi & Company Limited (Health Care, Pharmaceuticals)	800	9,411
Shiseido Company Limited (Consumer Staples, Personal Products)	900	16,726
Shizuoka Bank Limited (Financials, Commercial Banks)	1,000	10,367
Showa Denko KK (Materials, Chemicals)	4,000	8,165
Showa Shell Sekiyu KK (Energy, Oil, Gas & Consumable Fuels)	600	4,017
SMC Corporation (Industrials, Machinery)	100	16,609
Softbank Corporation (Telecommunication Services, Wireless Telecommunication Services)	2,300	77,681
Sojitz Corporation (Industrials, Trading Companies & Distributors)«	3,700	5,806
Sony Corporation (Consumer Discretionary, Household Durables)	2,600	47,910
Sony Financial Holdings Incorporated (Financials, Insurance)	400	6,616
Square Enix Company Limited (Information Technology, Software)	200	4,096
Stanley Electric Company Limited (Consumer Discretionary, Auto Components)	400	5,901
Sumco Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	300	2,543
Sumitomo Chemical Company Limited (Materials, Chemicals)	4,000	15,280
Sumitomo Corporation (Industrials, Trading Companies & Distributors)	2,900	38,709
Sumitomo Electric Industries Limited (Consumer Discretionary, Auto Components)	2,000	21,718
Sumitomo Heavy Industries Limited (Industrials, Machinery)	1,000	6,113
Sumitomo Metal Industries Limited (Materials, Metals & Mining)	9,000	15,871

128	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

Japan (continued)
Sumitomo Metal Mining Company Limited (Materials, Metals & Mining)	1,000	$13,493
Sumitomo Mitsui Financial Group Incorporated (Financials, Commercial Banks)	3,500	97,351
Sumitomo Mitsui Trust Holdings Incorporated (Financials, Commercial Banks)	8,000	24,513
Sumitomo Realty & Development Company Limited (Financials, Real Estate Management & Development)	1,000	19,835
Sumitomo Rubber Industries (Consumer Discretionary, Auto Components)	500	5,997
Suzuken Company Limited (Health Care, Health Care Providers & Services)	200	5,160
Suzuki Motor Corporation (Consumer Discretionary, Automobiles)	900	19,164
T&D Holdings Incorporated (Financials, Insurance)	1,400	13,643
Taisei Corporation (Industrials, Construction & Engineering)	3,000	7,775
Taisho Pharmaceutical Holdin Common Stock (Health Care, Pharmaceuticals)	100	6,689
Taiyo Nippon Sanso Corporation (Materials, Chemicals)	1,000	7,305
Takashimaya Company Limited (Consumer Discretionary, Multiline Retail)	1,000	7,126
Takeda Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	2,000	82,148
Tanabe Seiyaku Company Limited (Health Care, Pharmaceuticals)	600	9,322
TDK Corporation (Information Technology, Electronic Equipment, Instruments & Components)	300	15,329
Teijin Limited (Materials, Chemicals)	2,000	6,120
Terumo Corporation (Health Care, Health Care Equipment & Supplies)	400	19,485
The Chugoku Electric Power Company Incorporated (Utilities, Electric Utilities)	800	13,710
The Hachijuni Bank Limited (Financials, Commercial Banks)	1,000	5,907
The Hiroshima Bank Limited (Financials, Commercial Banks)	1,000	4,788
The Iyo Bank Limited (Financials, Commercial Banks)	1,000	9,904
THK Company Limited (Industrials, Machinery)	300	6,046
TOA Medical Electronics Company (Health Care, Health Care Equipment & Supplies)	200	6,885
Tobu Railway Company Limited (Industrials, Road & Rail)	3,000	15,197
Toho Company Limited Tokyo (Consumer Discretionary, Media)	300	5,147
Toho Gas Company Limited (Utilities, Gas Utilities)	1,000	5,940
Tohoku Electric Power Company Incorporated (Utilities, Electric Utilities)	1,100	11,458
Tokyo Electric Power Company Incorporated (Utilities, Electric Utilities)	3,700	14,043
Tokyo Electron Limited (Information Technology, Semiconductors & Semiconductor Equipment)	400	21,886
Tokyo Gas Company Limited (Utilities, Gas Utilities)	6,000	25,737
Tokyu Corporation (Industrials, Road & Rail)	3,000	14,464
Tokyu Land Corporation (Financials, Real Estate Management & Development)	1,000	3,917
Tonengeneral Sekiyu KK (Energy, Oil, Gas & Consumable Fuels)	1,000	11,405
Toppan Printing Company Limited (Industrials, Commercial Services & Supplies)	1,000	7,373
Toray Industries Incorporated (Materials, Chemicals)	4,000	29,988
Toshiba Corporation (Information Technology, Computers & Peripherals)	10,000	46,220
Tosoh Corporation (Materials, Chemicals)	1,000	2,926
TOTO Limited (Industrials, Building Products)	1,000	8,114
Toyo Seikan Kaisha Limited (Materials, Containers & Packaging)	400	5,574
Toyoda Gosei Company Limited (Consumer Discretionary, Auto Components)	200	3,481
Toyota Boshoku Corporation (Consumer Discretionary, Auto Components)	200	2,250
Toyota Industries Corporation (Consumer Discretionary, Auto Components)	500	13,960
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	7,100	233,807
Toyota Tsusho Corporation (Industrials, Trading Companies & Distributors)	600	10,096
Trend Micro Incorporated (Information Technology, Software)	300	9,209
Tsumura & Company (Health Care, Pharmaceuticals)	200	5,548
UBE Industries Limited Japan (Materials, Chemicals)	3,000	8,487
Uni-Charm Corporation (Consumer Discretionary, Household Products)	300	14,230
Ushio Incorporated (Industrials, Electrical Equipment)	300	4,536
USS Company Limited (Consumer Discretionary, Specialty Retail)	70	6,087
West Japan Railway Company (Industrials, Road & Rail)	400	16,512

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	129

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

Japan (continued)
Yahoo! Japan Corporation (Information Technology, Internet Software & Services)	37	$11,724
Yakult Honsha Company Limited (Consumer Staples, Food Products)	200	6,137
Yamada Denki Company Limited (Consumer Discretionary, Specialty Retail)	220	15,913
Yamaguchi Financial Group (Financials, Commercial Banks)	1,000	9,574
Yamaha Corporation (Consumer Discretionary, Leisure Equipment & Products)	500	4,856
Yamaha Motor Company Limited (Consumer Discretionary, Automobiles)	700	9,768
Yamato Holdings Company Limited (Industrials, Air Freight & Logistics)	1,000	16,058
Yamato Kogyo Company Limited (Materials, Metals & Mining)	100	2,770
Yaskawa Electric Corporation (Information Technology, Electronic Equipment, Instruments & Components)	1,000	8,592
Yokogawa Electric Corporation (Information Technology, Electronic Equipment, Instruments & Components)	600	5,683

		5,347,686

Luxembourg: 0.47%
Acergy SA (Energy, Energy Equipment & Services)	738	14,586
ArcelorMittal (Materials, Metals & Mining)	2,200	41,431
Millicom International Cellular SA (Telecommunication Services, Wireless Telecommunication Services)	187	20,319
SES SA (Consumer Discretionary, Media)	808	19,913
Tenaris SA (Energy, Energy Equipment & Services)	1,240	23,267

		119,516

Mauritius: 0.04%
Golden Agri-Resources Limited (Consumer Staples, Food Products)	17,672	9,982

Netherlands: 2.61%
Aegon NV (Financials, Insurance)	4,107	17,929
Akzo Nobel NV (Materials, Chemicals)	593	30,008
ASML Holding NV (Information Technology, Semiconductors & Semiconductor Equipment)	1,124	44,375
Boskalis Westminster NV (Industrials, Construction & Engineering)	212	7,132
Corio NV (Financials, REIT)	163	7,269
Delta Lloyd NV (Financials, Insurance)	249	4,381
European Aeronautic Defence & Space Company NV (Industrials, Aerospace & Defense)	1,011	30,332
Fugro NV (Energy, Energy Equipment & Services)	173	9,683
Heineken NV (Consumer Staples, Beverages)	653	30,583
Heineken Holding NV (Consumer Staples, Beverages)	286	11,476
ING Groep NV (Financials, Diversified Financial Services)†	9,869	76,970
Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	3,020	38,445
Koninklijke DSM NV (Consumer Staples, Food & Staples Retailing)	394	19,187
Koninklijke Philips Electronics NV (Materials, Chemicals)	2,598	52,849
Koninklijke Vopak NV (Industrials, Transportation Infrastructure)	185	10,173
QIAGEN NV (Health Care, Life Sciences Tools & Services)†	611	9,055
Randstad Holdings NV (Industrials, Commercial Services & Supplies)	308	9,632
Reed Elsevier NV (Consumer Discretionary, Media)	1,750	20,629
Royal KPN NV (Telecommunication Services, Diversified Telecommunication Services)	3,804	46,557
SBM Offshore NV (Energy, Energy Equipment & Services)	422	9,088
STMicroelectronics NV (Information Technology, Semiconductors & Semiconductor Equipment)	1,622	10,280
TNT Express NV (Industrials, Air Freight & Logistics)	953	6,868
Unilever NV (Consumer Staples, Food Products)	4,194	142,847
Wolters Kluwer NV (Consumer Discretionary, Media)	810	14,091

		659,839

130	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

New Zealand: 0.12%
Auckland International Airport Limited (Industrials, Transportation Infrastructure)	2,874	$5,334
Contact Energy Limited (Utilities, Electric Utilities)†	960	4,033
Fletcher Building Limited (Materials, Construction Materials)	1,647	7,795
Sky City Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,772	4,752
Telecom Corporation of New Zealand Limited (Telecommunication Services, Diversified Telecommunication Services)	5,046	7,999

		29,913

Norway: 0.74%
Aker Solutions ASA (Industrials, Construction & Engineering)	397	4,648
DnB Nor ASA (Financials, Commercial Banks)	2,461	25,167
Gjensidige Forsikring ASA (Financials, Insurance)	504	5,839
Norsk Hydro ASA (Materials, Metals & Mining)	2,303	11,095
Orkla ASA (Industrials, Industrial Conglomerates)	2,081	15,869
Statoil ASA (Energy, Oil, Gas & Consumable Fuels)	2,831	73,209
Telenor ASA (Telecommunication Services, Diversified Telecommunication Services)	1,892	32,370
Yara International ASA (Materials, Chemicals)	484	19,702

		187,899

Portugal: 0.20%
Banco Espirito Santo SA (Financials, Commercial Banks)«	1,557	2,396
Cimpor Cimentos de Portugal SA (Materials, Construction Materials)	489	3,420
Energias de Portugal SA (Utilities, Electric Utilities)	4,543	14,561
Galp Energia SGPS SA (Energy, Oil, Gas & Consumable Fuels)	584	9,769
Jeronimo Martins SA (Consumer Staples, Food & Staples Retailing)	579	10,564
Portugal Telecom SGPS SA (Telecommunication Services, Diversified Telecommunication Services)	1,531	9,461

		50,171

Singapore: 1.50%
Ascendas REIT (Financials, REIT)	4,000	6,443
CapitaLand Limited (Financials, Real Estate Management & Development)	7,000	14,189
CapitaMall Trust (Financials, REIT)	5,670	7,849
CapitaMalls Asia Limited (Financials, Real Estate Management & Development)	4,000	4,072
City Developments Limited (Financials, Real Estate Management & Development)	1,000	7,742
ComfortDelGro Corporation Limited (Industrials, Road & Rail)	5,000	5,560
Cosco Corporation Singapore Limited (Industrials, Machinery)	2,000	1,440
DBS Group Holdings Limited (Financials, Commercial Banks)	4,943	49,155
Fraser & Neave Limited (Industrials, Industrial Conglomerates)	2,000	10,163
Global Logistic Properties Limited (Financials, Real Estate Management & Development)†	4,000	5,816
Hutchison Port Holdings Trust (Industrials, Transportation Infrastructure)	13,600	8,294
Jardine Cycle & Carriage Limited (Consumer Discretionary, Distributors)	122	4,468
K-REIT Asia (Financials, REIT)	40	28
Keppel Corporation Limited (Industrials, Industrial Conglomerates)	3,300	24,514
Keppel Land Limited (Financials, Real Estate Management & Development)	2,088	4,045
Neptune Orient Lines Limited (Industrials, Marine)	3,000	2,526
Olam International Limited (Consumer Staples, Food & Staples Retailing)	3,753	7,017
Oversea-Chinese Banking Corporation Limited (Financials, Commercial Banks)	6,757	43,043
SembCorp Industries Limited (Industrials, Industrial Conglomerates)	2,980	10,024
SembCorp Marine Limited (Industrials, Marine)	2,000	6,014
Singapore Airlines Limited (Industrials, Airlines)	1,600	13,110
Singapore Exchange Limited (Financials, Diversified Financial Services)	2,000	9,826

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	131

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

Singapore (continued)
Singapore Press Holdings Limited (Consumer Discretionary, Media)	4,000	$12,348
Singapore Telecommunications Limited (Telecommunication Services, Diversified Telecommunication Services)	20,000	48,749
StarHub Limited (Telecommunication Services, Wireless Telecommunication Services)	2,000	4,468
United Overseas Bank Limited (Financials, Commercial Banks)	3,310	40,133
United Overseas Land Limited (Financials, Real Estate Management & Development)	1,000	3,360
Wilmar International Limited (Consumer Staples, Food Products)	5,000	20,286
Yangzijiang Shipbuilding Holdings Limited (Industrials, Machinery)	4,000	2,881

		377,563

South Africa: 0.09%
Randgold Resources Limited (Materials, Metals & Mining)	225	23,937

Spain: 3.26%
Abertis Infraestructuras SA (Industrials, Transportation Infrastructure)	1,016	16,227
Acciona SA (Utilities, Electric Utilities)	75	6,976
Acerinox SA (Materials, Metals & Mining)	291	3,934
Actividades de Construccion y Servicios SA (Industrials, Construction & Engineering)«	381	12,357
Amadeus IT Holding SA (Information Technology, IT Services)	759	12,834
Banco Bilbao Vizcaya Argentaria SA (Financials, Commercial Banks)	11,801	99,408
Banco de Sabade SA (Financials, Commercial Banks)«	2,845	9,519
Banco de Valencia SA (Financials, Commercial Banks)†	12	7
Banco Popular Espanol SA (Financials, Commercial Banks)«	2,267	9,681
Banco Santander Central Hispano SA (Financials, Commercial Banks)	21,802	163,651
Bankia SA (Financials, Commercial Banks)	2,155	10,772
Bankinter SA (Financials, Commercial Banks)	547	3,075
Cintra Concesiones de Infraestructuras de Transporte SA (Industrials, Construction & Engineering)	930	11,533
Criteria CaixaCorp SA (Financials, Diversified Financial Services)	2,184	11,192
Distribuidora Internacional SA (Consumer Staples, Food & Staples Retailing)†	1,534	6,926
EDP Renovaveis SA (Utilities, Independent Power Producers & Energy Traders)†	637	3,681
Enagas SA (Utilities, Gas Utilities)	470	8,819
Fomento de Construcciones y Contratas SA (Industrials, Construction & Engineering)	112	2,899
Gas Natural SDG SA (Utilities, Gas Utilities)	894	15,563
Grifols SA (Health Care, Biotechnology)	405	6,548
Iberdrola SA (Utilities, Electric Utilities)	9,845	65,606
Indra Sistemas SA (Information Technology, IT Services)	268	3,778
Industria de Diseno Textil SA (Consumer Discretionary, Specialty Retail)	556	47,278
International Consolidated Airlines Group SA (Industrials, Airlines)†	2,367	5,509
Mapfre SA (Financials, Insurance)	2,292	7,672
Red Electrica de Espana SA (Utilities, Electric Utilities)	279	12,265
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	2,007	60,593
Telefonica SA (Telecommunication Services, Diversified Telecommunication Services)	10,535	197,830
Zardoya-Otis SA (Industrials, Machinery)	434	6,115

		822,248

Sweden: 2.91%
Alfa Laval AB (Industrials, Machinery)	868	16,740
Assa Abloy AB Class B (Industrials, Building Products)	787	19,357
Atlas Copco AB Class A (Industrials, Machinery)	1,750	37,550
Atlas Copco AB Class B (Industrials, Machinery)	974	18,590
Boliden AB (Materials, Metals & Mining)	704	10,207
Electrolux AB Class B (Consumer Discretionary, Household Durables)	623	10,849

132	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

Sweden (continued)
Getinge AB (Health Care, Health Care Equipment & Supplies)	506	$13,043
Hennes & Mauritz AB Class B (Consumer Discretionary, Specialty Retail)	2,597	82,507
Hexagon AB (Industrials, Machinery)	666	10,159
Holmen AB Class B (Materials, Paper & Forest Products)	131	3,627
Husqvarna AB A Shares (Consumer Discretionary, Household Durables)	1	5
Husqvarna AB B Shares (Consumer Discretionary, Household Durables)	1,207	5,969
Industrivarden AB Class C (Financials, Diversified Financial Services)†	303	3,695
Investor AB (Financials, Diversified Financial Services)	1,200	22,382
Kinnevik Investment AB (Financials, Diversified Financial Services)	550	11,197
Lundin Petroleum AB (Energy, Oil, Gas & Consumable Fuels)†	573	14,674
Modern Times Group AB (Consumer Discretionary, Media)†	133	6,464
Nordea Bank AB (Financials, Commercial Banks)	6,663	53,050
Ratos AB B Shares (Financials, Capital Markets)	494	5,755
Sandvik AB (Industrials, Machinery)	2,563	32,852
Scania AB Class B (Industrials, Machinery)	800	12,250
Securitas AB (Industrials, Commercial Services & Supplies)	751	6,629
Skandinaviska Enskilda Banken AB Class A (Financials, Commercial Banks)	3,586	20,899
Skanska AB (Industrials, Construction & Engineering)	1,011	15,741
SKF AB Class B (Industrials, Machinery)	977	20,897
SSAB Svenskt Stal AB Class A (Materials, Metals & Mining)	392	3,565
Svenska Cellulosa AB Class B (Materials, Paper & Forest Products)	1,442	21,457
Svenska Handelsbanken AB (Financials, Commercial Banks)	1,249	32,976
Swedbank AB (Financials, Commercial Banks)	2,065	27,625
Swedish Match AB (Consumer Staples, Tobacco)	556	18,237
Tele2 AB (Telecommunication Services, Diversified Telecommunication Services)	821	16,374
Telefonaktiebolaget LM Ericsson B Shares (Information Technology, Communications Equipment)	7,617	81,260
Teliasonera AB (Telecommunication Services, Diversified Telecommunication Services)	5,371	36,638
Volvo AB Class B (Industrials, Machinery)	3,492	40,154

		733,374

Switzerland: 8.03%
ABB Limited (Industrials, Electrical Equipment)	5,644	106,994
Actelion Limited (Health Care, Biotechnology)	259	9,057
Adecco SA (Industrials, Professional Services)	330	14,353
Aryzta AG (Consumer Staples, Food Products)	205	9,897
Baloise Holding AG (Financials, Insurance)	132	9,363
Barry Callebaut AG (Consumer Staples, Food Products)	5	4,553
Compagnie Financiere Richemont SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,332	72,282
Credit Suisse Group AG (Financials, Capital Markets)	2,938	70,910
Geberit AG (Industrials, Building Products)	97	18,615
Givaudan SA (Materials, Chemicals)	22	20,447
Holcim Limited (Materials, Construction Materials)	624	34,954
Julius Baer Group Limited (Financials, Capital Markets)	520	18,621
Julius Baer Holding AG (Financials, Capital Markets)	503	5,883
Kuehne & Nagel International AG (Industrials, Marine)	145	17,703
Lindt & Spruengli AG (Participation Certificate) (Consumer Staples, Food Products)	2	6,115
Lonza Group AG (Health Care, Life Sciences Tools & Services)	135	8,279
Nestle SA (Consumer Staples, Food Products)	8,497	476,875
Novartis AG (Health Care, Pharmaceuticals)	6,009	324,511
Pargesa Holding SA (Financials, Diversified Financial Services)	80	5,764
Partners Group Holding AG (Financials, Diversified Financial Services)	34	6,271

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	133

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

Switzerland (continued)
Phonak Holding AG (Health Care, Health Care Equipment & Supplies)	119	$12,478
Roche Holdings AG (Health Care, Pharmaceuticals)	1,801	286,493
Schindler Holding AG (Industrials, Machinery)	126	15,149
Schindler Holding AG (Participation Certificate) (Industrials, Machinery)	64	7,810
SGS Societe Generale de Surveillance Holding SA (Industrials, Commercial Services & Supplies)	14	23,689
Sika AG (Materials, Chemicals)	5	9,378
Straumann Holding AG (Health Care, Health Care Equipment & Supplies)	23	4,044
Sulzer AG (Industrials, Machinery)	61	6,810
Swatch Group AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	114	8,051
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	79	30,812
Swiss Life Holding (Financials, Insurance)	80	8,379
Swiss Re Limited (Financials, Insurance)†	900	47,611
Swisscom AG (Telecommunication Services, Diversified Telecommunication Services)	61	23,036
Syngenta AG (Materials, Chemicals)	240	70,626
Transocean Limited (Energy, Energy Equipment & Services)	812	35,378
UBS AG (Financials, Capital Markets)	9,370	115,386
Zurich Financial Services AG (Financials, Insurance)	368	81,048

		2,027,625

United Kingdom: 22.50%
3I Group plc (Financials, Capital Markets)	2,452	7,346
Admiral Group plc (Financials, Insurance)	527	7,627
Aggreko plc (Industrials, Commercial Services & Supplies)	656	19,556
AMEC plc (Energy, Energy Equipment & Services)	854	11,687
Anglo American plc (Materials, Metals & Mining)	3,370	128,656
Antofagasta plc (Materials, Metals & Mining)	1,039	19,403
ARM Holdings plc (Information Technology, Semiconductors & Semiconductor Equipment)	3,379	31,752
Associated British Foods plc (Consumer Staples, Food Products)	924	16,127
AstraZeneca plc (Health Care, Pharmaceuticals)	3,460	159,360
Aviva plc (Financials, Insurance)	7,167	35,178
Babcock International Group plc (Industrials, Commercial Services & Supplies)	965	11,019
BAE Systems plc (Industrials, Aerospace & Defense)	8,644	37,319
Balfour Beatty plc (Industrials, Construction & Engineering)	1,651	6,536
Barclays plc (Financials, Commercial Banks)	29,817	85,895
BG Group plc (Health Care, Health Care Providers & Services)	8,698	186,562
BHP Billiton plc (Materials, Metals & Mining)	5,473	168,307
BP plc (Energy, Oil, Gas & Consumable Fuels)	48,773	353,231
British American Tobacco plc (Consumer Staples, Tobacco)	5,097	236,537
British Land Company plc (Financials, REIT)	2,154	16,813
British Sky Broadcasting plc (Consumer Discretionary, Media)	2,964	35,690
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	19,886	59,507
Bunzl plc (Industrials, Trading Companies & Distributors)	890	11,628
Burberry Group plc (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,138	22,798
Cairn Energy plc (Energy, Oil, Gas & Consumable Fuels)†	3,676	15,803
Capita Group plc (Industrials, Commercial Services & Supplies)	1,540	15,272
Carnival plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	445	15,326
Centrica plc (Utilities, Multi-Utilities)	13,315	63,292
Cobham plc (Industrials, Aerospace & Defense)	3,032	8,435
Compass Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	4,816	44,664
Diageo plc (Consumer Staples, Beverages)	6,447	138,082
Essar Energy plc (Energy, Oil, Gas & Consumable Fuels)	856	3,140

134	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

United Kingdom (continued)
Eurasian Natural Resources Corporation (Materials, Metals & Mining)	677	$7,111
Experian Group Limited (Financials, Diversified Financial Services)	2,586	34,390
Fresnillo plc (Materials, Metals & Mining)	472	12,764
G4S plc (Industrials, Commercial Services & Supplies)	3,697	14,893
Genting International plc (Consumer Staples, Hotels, Restaurants & Leisure)†	16,000	19,449
GKN plc (Consumer Discretionary, Auto Components)	3,863	11,866
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	13,065	289,547
Glencore International plc (Materials, Metals & Mining)†	2,119	13,283
Hammerson plc (Financials, REIT)	1,929	11,894
HSBC Holdings plc (Financials, Commercial Banks)	46,112	359,694
ICAP plc (Financials, Capital Markets)	1,464	8,189
Imperial Tobacco Group plc (Consumer Staples, Tobacco)	2,576	92,677
Inmarsat plc (Telecommunication Services, Diversified Telecommunication Services)	1,153	7,938
Intercontinental Hotels Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	768	13,353
International Power plc (Utilities, Independent Power Producers & Energy Traders)	4,003	21,154
Intertek Group plc (Industrials, Commercial Services & Supplies)	409	12,396
Invensys plc (Industrials, Machinery)	2,127	6,812
Investec plc (Financials, Capital Markets)	1,364	7,766
ITV plc (Consumer Discretionary, Media)	9,733	9,954
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)	3,228	15,460
Johnson Matthey plc (Materials, Chemicals)	558	16,821
Kazakhmys plc (Materials, Metals & Mining)	540	7,877
Kingfisher plc (Consumer Discretionary, Specialty Retail)	6,383	25,724
Land Securities Group plc (Financials, REIT)	1,987	21,488
Legal & General Group plc (Financials, Insurance)	15,410	25,742
Liberty International plc (Financials, REIT)	1,382	6,992
Lloyds TSB Group plc (Financials, Commercial Banks)†	104,296	40,814
London Stock Exchange Group plc (Financials, Diversified Financial Services)	442	6,008
Lonmin plc (Materials, Metals & Mining)	458	7,727
Man Group plc (Financials, Capital Markets)	4,465	10,007
Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail)	4,158	21,635
Meggitt plc (Industrials, Aerospace & Defense)	2,001	12,007
National Grid plc (Utilities, Multi-Utilities)	9,164	90,057
Next plc (Consumer Discretionary, Multiline Retail)	452	19,105
Old Mutual plc (Financials, Insurance)	14,620	26,125
Pearson plc (Consumer Discretionary, Media)	2,045	37,149
Petrofac Limited (Energy, Energy Equipment & Services)	672	15,364
Prudential plc (Financials, Insurance)	6,444	63,426
Reckitt Benckiser Group (Consumer Staples, Household Products)	1,591	80,716
Reed Elsevier plc (Consumer Discretionary, Media)	3,197	26,587
Resolution Limited (Financials, Insurance)	4,020	14,921
Rexam plc (Materials, Containers & Packaging)	2,310	12,526
Rio Tinto plc (Materials, Metals & Mining)	3,602	189,630
Rolls Royce Holding plc Entitlement C Shares (Industrials, Aerospace & Defense)(a)	326,163	512
Rolls Royce Holdings plc (Industrials, Aerospace & Defense)	4,727	54,334
Royal Bank of Scotland Group plc (Financials, Commercial Banks)†	45,689	15,208
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)	9,275	324,389
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)	6,913	249,107
SABMiller plc (Consumer Staples, Beverages)	2,454	86,645
Sage Group plc (Information Technology, Software)	3,406	15,566
Schroders plc (Financials, Capital Markets)	278	5,880

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	135

INTERNATIONAL INDEX PORTFOLIO

Security Name			Shares	Value

United Kingdom (continued)
Scottish & Southern Energy plc (Utilities, Electric Utilities)			2,478	$51,311
Segro plc (Financials, REIT)			1,793	6,361
Serco Group plc (Industrials, Commercial Services & Supplies)			1,298	10,026
Severn Trent plc (Utilities, Water Utilities)			602	14,629
Shire Limited plc (Health Care, Pharmaceuticals)			1,417	47,651
Smith & Nephew plc (Health Care, Health Care Equipment & Supplies)			2,242	20,484
Smiths Group plc (Industrials, Industrial Conglomerates)			1,055	15,763
Standard Chartered plc (Financials, Commercial Banks)			6,169	134,304
Standard Life plc (Financials, Insurance)			6,334	20,174
Tate & Lyle plc (Consumer Staples, Food Products)			1,203	12,749
Tesco plc (Consumer Staples, Food & Staples Retailing)			20,432	130,450
TUI Travel plc (Consumer Discretionary, Hotels, Restaurants & Leisure)			1,657	4,497
Tullow Oil plc (Energy, Oil, Gas & Consumable Fuels)			2,267	49,561
Unilever plc (Consumer Staples, Food Products)			3,287	110,417
United Utilities Group plc (Utilities, Multi-Utilities)			1,772	17,542
Vedanta Resources plc (Materials, Metals & Mining)			299	5,015
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)			130,875	354,293
Weir Group plc (Industrials, Machinery)			554	18,007
Whitbread plc (Consumer Discretionary, Hotels, Restaurants & Leisure)			457	11,839
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)			5,798	29,395
Wolseley plc (Industrials, Trading Companies & Distributors)			710	21,287
WPP plc (Consumer Discretionary, Media)			3,240	34,064
Xstrata plc (Materials, Metals & Mining)			5,346	85,823

				5,678,869

United States: 0.11%
NYSE Euronext (Financials, Diversified Financial Services)			1	29
Synthes Incorporated (Health Care, Health Care Equipment & Supplies)†			165	27,305

				27,334

Total Common Stocks (Cost $25,149,043)				24,765,795

	Dividend Yield
Preferred Stocks: 0.52%

Germany: 0.52%
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	3.43%		124	6,533
Henkel KGaA (Consumer Staples, Household Products)	1.63		469	27,952
Porsche AG (Consumer Discretionary, Automobiles)	1.12		404	24,757
ProSiebenSat.1 (Consumer Discretionary, Media)	7.87		200	3,957
RWE AG (Utilities, Electric Utilities)	12.68		116	4,316
Volkswagen AG (Consumer Discretionary, Automobiles)	1.78		369	63,762

Total Preferred Stocks (Cost $105,050)				131,277

		Expiration Date
Rights: 0.00%

Australia: 0.00%
Bluescope Steel Limited (Materials, Metals & Mining)†		12/14/2011	3,842	43

136	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

Security Name		Expiration Date	Shares	Value

Singapore: 0.00%
K-REIT Asia (Financials, REIT)†(a)		12/05/2011	34	$0

Total Rights (Cost $0)				43

Warrants: 0.00%
Golden Agri-Resources Limited (Consumer Staples, Food Products)†		07/23/2012	2,828	346

Total Warrants (Cost $0)				346

Short-Term Investments: 2.13%

Yield
Investment Companies: 2.13%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class(l)(u)	0.05%		395,186	395,186
Wells Fargo Securities Lending Cash Investment, LLC(v)(l)(u)(r)	0.17		141,007	141,007

Total Short-Term Investments (Cost $536,193)				536,193

Total Investments in Securities
(Cost $25,790,286)*	100.79%	25,433,654
Other Assets and Liabilities, Net	(0.79)	(198,914)

Total Net Assets	100.00%	$25,234,740

†	Non-income earning security.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

«	All or a portion of this security is on loan.

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $27,187,555 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,144,760
Gross unrealized depreciation	(3,898,661)

Net unrealized depreciation	$(1,753,901)

The following table shows the percent of total long-term investments by sector as of November 30, 2011:

Financials	21.9%
Industrials	11.8%
Consumer Staples	11.4%
Consumer Discretionary	10.7%
Materials	10.5%
Health Care	10.2%
Energy	8.4%
Telecommunication Services	6.0%
Information Technology	4.6%
Utilities	4.5%

100.0%

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	137

INTERNATIONAL VALUE PORTFOLIO

Security Name	Shares	Value

Common Stocks: 94.72%

Australia: 4.97%
Bendigo Bank Limited (Financials, Commercial Banks)	272,500	$2,578,517
BlueScope Steel Limited (Materials, Metals & Mining)	404,900	165,124
Challenger Financial Services Group Limited (Financials, Diversified Financial Services)	475,400	2,122,517
Downer EDI Limited (Industrials, Commercial Services & Supplies)	425,500	1,393,916
Goodman Fielder Limited (Consumer Staples, Food Products)	2,434,683	1,334,040
Grain Corporation Limited (Consumer Staples, Food Products)	114,000	906,433
Metcash Limited (Consumer Staples, Food & Staples Retailing)	446,500	1,871,348
Mincor Resources NL (Materials, Metals & Mining)	570,994	456,964
OneSteel Limited (Materials, Metals & Mining)	934,300	837,743
Sally Malay Mining Limited (Materials, Metals & Mining)	368,800	550,749
Telstra Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	818,100	2,688,009

		14,905,360

Austria: 0.87%
Erste Bank Der Oesterreichischen Sparkassen AG (Financials, Commercial Banks)	22,100	383,389
OMV AG (Energy, Oil, Gas & Consumable Fuels)	41,100	1,364,862
Voestalpine AG (Materials, Metals & Mining)	29,200	849,148

		2,597,399

Belgium: 1.32%
Delhaize Group (Consumer Staples, Food & Staples Retailing)	39,400	2,323,638
KBC Groep NV (Financials, Commercial Banks)	53,400	598,186
Tessenderlo Chemie NV (Materials, Chemicals)	37,000	1,027,759

		3,949,583

Brazil: 1.73%
Banco do Brasil SA (Financials, Commercial Banks)	130,500	1,746,399
Cia Saneamento Basico de Sau Paulo (Utilities, Water Utilities)	84,400	2,333,152
Cia Saneamento Minas Gerais (Utilities, Water Utilities)	63,200	1,127,804

		5,207,355

Canada: 2.07%
Magna International Incorporated Class A (Consumer Discretionary, Auto Components)«	54,400	1,940,895
Metro Incorporated (Consumer Staples, Food & Staples Retailing)«	58,500	2,956,689
Westjet Airlines Limited (Industrials, Airlines)	117,800	1,301,638

		6,199,222

China: 2.16%
China Communications (Telecommunication Services, Diversified Telecommunication Services)	2,054,000	991,694
China Petroleum & Chemical Corporation (Energy, Oil, Gas & Consumable Fuels)	4,269,000	4,520,174
China Railway Construction Corporation (Industrials, Construction & Engineering)	1,747,500	985,303

		6,497,171

Denmark: 0.81%
Danske Bank A/S (Financials, Commercial Banks)	45,600	636,723
H. Lundbeck A/S (Health Care, Pharmaceuticals)	93,000	1,802,414

		2,439,137

138	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

INTERNATIONAL VALUE PORTFOLIO

Security Name	Shares	Value

Finland: 0.78%
Nokia Oyj (Telecommunication Services, Diversified Telecommunication Services)	183,900	$1,062,866
TietoEnator Oyj (Information Technology, IT Services)	82,700	1,277,099

		2,339,965

France: 7.41%
AXA SA (Financials, Insurance)	54,000	781,899
BNP Paribas SA (Financials, Commercial Banks)	30,200	1,202,202
Credit Agricole SA (Financials, Commercial Banks)	219,328	1,409,870
France Telecom SA (Telecommunication Services, Diversified Telecommunication Services)	86,100	1,486,132
Rallye SA (Consumer Staples, Food & Staples Retailing)	22,900	695,362
Sanofi-Aventis SA (Health Care, Pharmaceuticals)	88,338	6,178,883
SCOR SE (Financials, Insurance)	109,700	2,620,471
Societe Generale (Financials, Commercial Banks)	18,428	450,238
Total SA (Energy, Oil, Gas & Consumable Fuels)	85,500	4,411,160
Vivendi SA (Consumer Discretionary, Media)	130,400	3,007,811

		22,244,028

Germany: 7.08%
Allianz AG (Financials, Insurance)	33,100	3,439,886
BASF SE (Materials, Chemicals)	46,500	3,396,980
Deutsche Bank AG (Financials, Capital Markets)	41,200	1,609,809
E.ON AG (Utilities, Electric Utilities)	52,800	1,306,993
Hannover Rueckversicherung AG (Financials, Insurance)	31,000	1,618,366
Metro AG (Consumer Staples, Food & Staples Retailing)	49,800	2,457,440
Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance)	19,700	2,489,668
Norddeutsche Affinerie AG (Materials, Metals & Mining)	25,900	1,477,937
RWE AG (Utilities, Multi-Utilities)	40,900	1,695,480
Thyssenkrupp AG (Materials, Metals & Mining)	68,300	1,764,183

		21,256,742

Hong Kong: 1.84%
Cathay Pacific Airways Limited (Industrials, Airlines)	543,000	981,043
Chaoda Modern Agriculture Limited (Consumer Staples, Food Products)(a)	2,260,000	240,000
Johnson Electric Holdings Limited (Industrials, Electrical Equipment)	1,133,500	628,245
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)	2,204,000	1,049,329
Lonking Holdings Limited (Industrials, Machinery)«	3,973,000	1,376,206
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	429,500	1,251,726

		5,526,549

India: 0.62%
Tata Steel Limited GDR (Industrials, Machinery)	245,900	1,854,675

Indonesia: 0.11%
Pt Japfa Comfeed Indones (Consumer Staples, Food Products)	676,500	344,880

Ireland: 0.01%
Allied Irish Banks plc (Financials, Commercial Banks)	79,300	6,926
Bank of Ireland plc (Financials, Commercial Banks)	225,000	28,144
Irish Life & Permanent Group Holdings plc (Financials, Insurance)	111,500	4,794

		39,864

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	139

INTERNATIONAL VALUE PORTFOLIO

Security Name	Shares	Value

Israel: 1.07%
Bank Hapoalim Limited (Financials, Commercial Banks)	451,300	$1,551,858
Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	42,153	1,671,091

		3,222,949

Italy: 2.16%
Benetton Group SpA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)«	141,055	692,850
Enel SpA (Utilities, Multi-Utilities)«	688,400	2,933,201
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	135,200	2,863,301

		6,489,352

Japan: 19.29%
Adeka Corporation (Materials, Chemicals)	203,200	1,957,263
Chiba Bank Limited (Financials, Commercial Banks)	208,000	1,356,718
Comsys Holdings Corporation (Industrials, Construction & Engineering)	169,600	1,731,790
Edion Corporation (Consumer Discretionary, Specialty Retail)	73,600	576,405
Eizo Nanao Corporation (Information Technology, Computers & Peripherals)	63,300	1,241,718
Fuji Heavy Industries Limited (Consumer Discretionary, Automobiles)	262,000	1,514,304
Fukuoka Financial Group Incorporated (Financials, Commercial Banks)	378,000	1,558,036
Hitachi Capital Corporation (Financials, Consumer Finance)	57,700	806,401
Itochu Corporation (Industrials, Trading Companies & Distributors)	168,000	1,707,282
JX Holdings Incorporated (Energy, Energy Equipment & Services)	408,000	2,594,724
Kaneka Corporation (Industrials, Professional Services)	52,000	279,761
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	500	3,312,897
Kyorin Company Limited (Health Care, Pharmaceuticals)	99,000	1,669,144
Maeda Road Construction Company Limited (Industrials, Construction & Engineering)	148,000	1,466,982
Marubeni Corporation (Industrials, Trading Companies & Distributors)	516,000	3,187,707
Miraca Holdings Incorporated (Health Care, Health Care Providers & Services)	39,100	1,501,468
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	35,500	733,906
Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	54,300	856,739
Mitsui Mining & Smelting Company Limited (Materials, Metals & Mining)	498,000	1,290,397
Mizuho Financial Group Incorporated (Financials, Commercial Banks)	1,831,300	2,410,776
Nihon Kohden Corporation (Health Care, Health Care Equipment & Supplies)	73,100	1,690,729
Nippon Electric Glass Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	107,000	1,105,581
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	74,600	3,679,157
Nissan Shatai Company Limited (Consumer Discretionary, Auto Components)	170,000	1,664,953
NTT DoCoMo Incorporated (Telecommunication Services, Wireless Telecommunication Services)	1,400	2,474,562
Rengo Company Limited (Materials, Containers & Packaging)	208,000	1,480,097
Ryosan Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	19,700	443,982
Sankyu Incorporated (Industrials, Road & Rail)	313,000	1,185,739
Sega Sammy Holdings Incorporated (Consumer Discretionary, Leisure Equipment & Products)	80,800	1,652,370
Sojitz Corporation (Industrials, Trading Companies & Distributors)«	678,000	1,063,903
Sumitomo Corporation (Industrials, Trading Companies & Distributors)	285,000	3,804,193
Sumitomo Mitsui Financial Group Incorporated (Financials, Commercial Banks)	69,900	1,944,246
Sumitomo Mitsui Trust Holdings Incorporated (Financials, Commercial Banks)	396,000	1,213,411
The Keiyo Bank Limited (Financials, Commercial Banks)	62,000	314,348
Toshiba TEC Corporation (Information Technology, Office Electronics)	234,000	883,518
Tsuruha Holdings Incorporated (Consumer Staples, Food & Staples Retailing)	29,400	1,531,457

		57,886,664

140	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

INTERNATIONAL VALUE PORTFOLIO

Security Name	Shares	Value

Liechtenstein: 0.24%
Verwaltungs-Und Privat-Bank AG (Financials, Capital Markets)	7,800	$724,847

Netherlands: 2.55%
Aegon NV (Financials, Insurance)	151,800	662,669
ING Groep NV (Financials, Diversified Financial Services)	237,100	1,849,183
Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	192,800	2,454,386
Koninklijke DSM NV (Consumer Staples, Food & Staples Retailing)	52,700	2,566,372
Nutreco Holding NV (Consumer Staples, Food Products)	1,740	114,102

		7,646,712

Norway: 1.39%
Atea ASA (Information Technology, IT Services)	158,200	1,554,629
DnB Nor ASA (Financials, Commercial Banks)	98,900	1,011,393
Statoil ASA (Energy, Oil, Gas & Consumable Fuels)	61,700	1,595,551

		4,161,573

Philippines: 0.64%
Universal Robina Corporation (Consumer Staples, Food Products)	1,657,400	1,916,655

Portugal: 0.12%
Banco BPI SA (Financials, Commercial Banks)«	245,688	156,897
Banco Espirito Santo SA (Financials, Commercial Banks)«	131,400	202,238

		359,135

Russia: 2.28%
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels)	150,900	3,456,961
Lukoil ADR (Energy, Oil, Gas & Consumable Fuels)	60,400	3,395,084

		6,852,045

Singapore: 0.46%
United Overseas Bank Limited (Financials, Commercial Banks)	113,000	1,370,086

South Africa: 0.68%
Exxaro Resources Limited (Materials, Metals & Mining)	91,400	2,039,874

South Korea: 2.13%
Industrial Bank of Korea (Financials, Commercial Banks)	192,500	2,559,101
POSCO (Materials, Metals & Mining)	5,700	1,921,052
Woori Finance Holdings Company Limited (Financials, Commercial Banks)	212,200	1,901,154

		6,381,307

Spain: 3.40%
Banco Bilbao Vizcaya Argentaria SA (Financials, Commercial Banks)	185,200	1,560,073
Banco Espanol de Credito SA (Financials, Commercial Banks)«	146,100	704,278
Banco Santander Central Hispano SA (Financials, Commercial Banks)	430,300	3,229,926
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	123,800	3,737,639
Telefonica SA (Telecommunication Services, Diversified Telecommunication Services)	52,400	983,985

		10,215,901

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	141

INTERNATIONAL VALUE PORTFOLIO

Security Name	Shares	Value

Sweden: 2.00%
Boliden AB (Materials, Metals & Mining)	169,300	$2,454,583
Saab AB (Industrials, Aerospace & Defense)	113,500	2,032,503
Svenska Cellulosa AB Class B (Materials, Paper & Forest Products)	101,800	1,514,785

		6,001,871

Switzerland: 6.52%
Baloise Holding AG (Financials, Insurance)	28,800	2,042,922
Clariant AG (Materials, Chemicals)	101,215	995,118
Credit Suisse Group AG (Financials, Capital Markets)	76,500	1,846,369
Georg Fischer AG (Industrials, Machinery)	1,800	666,584
Novartis AG (Health Care, Pharmaceuticals)	82,500	4,455,347
Roche Holdings AG (Health Care, Pharmaceuticals)	29,500	4,692,688
Swiss Re Limited (Financials, Insurance)	28,900	1,528,854
Zurich Financial Services AG (Financials, Insurance)	15,200	3,347,623

		19,575,505

United Kingdom: 18.01%
Amlin plc (Financials, Insurance)	190,400	1,005,534
AstraZeneca plc (Health Care, Pharmaceuticals)	109,800	5,057,139
Aviva plc (Financials, Insurance)	220,500	1,082,290
BAE Systems plc (Industrials, Aerospace & Defense)	684,100	2,953,461
Barclays plc (Financials, Commercial Banks)	242,900	699,728
BP plc (Energy, Oil, Gas & Consumable Fuels)	459,300	3,326,414
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	1,421,700	4,254,322
Charter International plc (Industrials, Machinery)«	87,468	1,283,877
DS Smith plc (Industrials, Professional Services)	337,400	1,065,869
Firstgroup plc (Industrials, Road & Rail)	254,700	1,309,286
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	182,500	4,044,570
Greene King plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	184,200	1,400,087
Home Retail Group (Consumer Discretionary, Internet & Catalog Retail)	442,800	625,920
Kesa Electricals plc (Consumer Discretionary, Specialty Retail)	679,100	949,820
LogicaCMG plc (Industrials, Professional Services)	949,700	1,204,906
Marston’s plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	632,790	953,803
Next plc (Consumer Discretionary, Multiline Retail)	42,900	1,813,264
Old Mutual plc (Financials, Insurance)	1,123,200	2,007,112
Pace plc (Consumer Discretionary, Household Durables)	374,800	302,919
Premier Foods plc (Consumer Staples, Food Products)	315,100	29,143
Royal & Sun Alliance Insurance Group plc (Financials, Insurance)	443,900	756,215
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)	14,300	499,477
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)	264,000	9,513,125
Thomas Cook Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	389,400	112,156
Tullett Prebon plc (Financials, Capital Markets)	279,500	1,345,473
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)	1,698,900	4,599,103
WH Smith Public Limited Corporation (Consumer Discretionary, Specialty Retail)	223,600	1,847,473

		54,042,486

Total Common Stocks (Cost $355,111,567)		284,288,892

142	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

INTERNATIONAL VALUE PORTFOLIO

Security Name		Dividend Yield		Shares	Value

Preferred Stocks: 0.67%

Brazil: 0.67%
Cia Energetica de Minas Gerais (Energy, Oil, Gas & Consumable Fuels)		11.08%		117,200	$2,010,421

Total Preferred Stocks (Cost $1,881,958)					2,010,421

			Expiration Date
Rights: 0.00%

Australia: 0.00%
Bluescope Steel Limited (Materials, Metals & Mining)†(i)			12/14/2011	323,920	3,664

Total Rights (Cost $0)					3,664

		Yield
Short-Term Investments: 4.84%

Investment Companies: 4.84%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class(l)(u)		0.05		4,700,685	4,700,685
Wells Fargo Securities Lending Cash Investments, LLC(r)(l)(u)(v)		0.17		9,825,883	9,825,883

Total Short-Term Investments (Cost $14,526,568)					14,526,568

Total Investments in Securities
(Cost $371,520,093)*	100.23%				300,829,545
Other Assets and Liabilities, Net	(0.23)				(691,996)

Total Net Assets	100.00%				$300,137,549

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

†	Non-income earning security.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $372,411,097 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$16,956,940
Gross unrealized depreciation	(88,538,492)

Net unrealized depreciation	$(71,581,552)

The following table shows the percent of total long-term investments by sector as of November 30, 2011:

Financials	23.2%
Energy	15.1%
Industrials	12.2%
Health Care	11.5%
Telecommunication Services	8.9%
Materials	8.5%
Consumer Staples	7.6%
Consumer Discretionary	7.1%
Utilities	3.3%
Information Technology	2.6%

100.0%

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	143

LARGE COMPANY VALUE PORTFOLIO

Security Name	Shares	Value

Common Stocks: 97.28%

Consumer Discretionary: 10.07%

Hotels, Restaurants & Leisure: 2.22%
Carnival Corporation	20,824	$691,357
Starwood Hotels & Resorts Worldwide Incorporated«	12,107	577,262

		1,268,619

Household Durables: 1.24%
Newell Rubbermaid Incorporated	46,130	705,789

Media: 2.11%
DIRECTV Group Incorporated«†	14,141	667,738
Walt Disney Company	15,013	538,216

		1,205,954

Multiline Retail: 1.48%
Target Corporation	15,998	843,095

Specialty Retail: 1.94%
Home Depot Incorporated	28,282	1,109,220

Textiles, Apparel & Luxury Goods: 1.08%
VF Corporation	4,470	619,944

Consumer Staples: 6.40%

Beverages: 0.99%
PepsiCo Incorporated	8,855	566,720

Food & Staples Retailing: 2.05%
CVS Caremark Corporation	30,122	1,169,938

Food Products: 1.89%
Archer Daniels Midland Company	14,432	434,692
Sara Lee Corporation	33,996	644,564

		1,079,256

Household Products: 1.47%
Procter & Gamble Company	12,979	838,054

Energy: 11.20%

Energy Equipment & Services: 2.86%
Nabors Industries Limited†	45,785	821,383
Noble Corporation	23,475	810,592

		1,631,975

Oil, Gas & Consumable Fuels: 8.34%
Apache Corporation	6,401	636,515
Chevron Corporation	17,178	1,766,242
ConocoPhillips	15,497	1,105,246
Devon Energy Corporation	9,879	646,679

144	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

LARGE COMPANY VALUE PORTFOLIO

Security Name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Company	6,489	$613,470

		4,768,152

Financials: 24.57%

Capital Markets: 1.96%
Goldman Sachs Group Incorporated	5,327	510,646
State Street Corporation	15,400	610,610

		1,121,256

Commercial Banks: 4.83%
Comerica Incorporated	28,097	708,606
First Republic Bank Corporation†	37,977	1,077,788
KeyCorp	133,273	971,560

		2,757,954

Consumer Finance: 1.48%
Capital One Financial Corporation«	18,887	843,493

Diversified Financial Services: 7.14%
Bank of America Corporation	108,425	589,832
Berkshire Hathaway Incorporated Class B†	14,819	1,167,144
Citigroup Incorporated	35,837	984,801
JPMorgan Chase & Company	43,198	1,337,842

		4,079,619

Insurance: 5.32%
ACE Limited	16,101	1,119,503
Chubb Corporation	15,384	1,037,497
MetLife Incorporated«	27,991	881,157

		3,038,157

REIT: 3.84%
Alexandria Real Estate Equities Incorporated«	11,235	736,567
Simon Property Group Incorporated	11,720	1,457,265

		2,193,832

Health Care: 12.79%

Health Care Equipment & Supplies: 2.01%
Baxter International Incorporated	11,913	615,426
Stryker Corporation	10,945	534,444

		1,149,870

Health Care Providers & Services: 2.07%
CIGNA Corporation	26,732	1,182,356

Pharmaceuticals: 8.71%
Abbott Laboratories	10,170	554,774
Hospira Incorporated«†	19,101	538,457
Johnson & Johnson Services Incorporated	16,562	1,071,893

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	145

LARGE COMPANY VALUE PORTFOLIO

Security Name	Shares	Value

Pharmaceuticals (continued)
Merck & Company Incorporated	25,764	$921,063
Pfizer Incorporated	67,508	1,354,886
Teva Pharmaceutical Industries Limited ADR	13,463	533,269

		4,974,342

Industrials: 8.49%

Airlines: 0.95%
Southwest Airlines Company«	64,700	542,186

Construction & Engineering: 0.85%
URS Corporation«†	13,366	483,047

Industrial Conglomerates: 3.13%
General Electric Company	112,546	1,790,607

Machinery: 1.99%
Dover Corporation	9,395	516,443
Eaton Corporation	13,754	617,692

		1,134,135

Road & Rail: 1.57%
Norfolk Southern Corporation«	11,913	899,908

Information Technology: 9.65%

Communications Equipment: 1.97%
Cisco Systems Incorporated	60,535	1,128,372

Computers & Peripherals: 1.45%
EMC Corporation«†	36,030	829,050

Internet Software & Services: 1.02%
Google Incorporated Class A†	969	580,809

IT Services: 1.91%
Accenture plc«	18,790	1,088,505

Semiconductors & Semiconductor Equipment: 1.28%
Maxim Integrated Products Incorporated	28,476	730,409

Software: 2.02%
Compuware Corporation«†	75,935	627,224
Microsoft Corporation	20,630	527,715

		1,154,939

Materials: 2.21%

Chemicals: 1.59%
Ashland Incorporated«	10,073	560,260
Huntsman Corporation	31,962	349,345

		909,605

146	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

LARGE COMPANY VALUE PORTFOLIO

Security Name		Shares	Value

Metals & Mining: 0.62%
Alcoa Incorporated«		35,449	$355,199

Telecommunication Services: 4.35%

Diversified Telecommunication Services: 3.57%
AT&T Incorporated		39,517	1,145,203
Verizon Communications Incorporated«		23,633	891,673

			2,036,876

Wireless Telecommunication Services: 0.78%
NII Holdings Incorporated†		19,500	448,695

Utilities: 7.55%

Electric Utilities: 3.46%
Duke Energy Corporation«		49,300	1,027,905
Entergy Corporation		13,463	947,257

			1,975,162

Multi-Utilities: 3.03%
Dominion Resources Incorporated		16,562	854,930
NiSource Incorporated«		38,258	876,491

			1,731,421

Water Utilities: 1.06%
American Water Works Company Incorporated		19,468	604,871

Total Common Stocks (Cost $52,546,694)			55,571,391

		Principal
Other: 0.16%
Gryphon Funding Limited, Pass-Through Entity(a)(i)(v)		$99,097	35,576
VFNC Corporation, Pass-Through Entity 0.26% 144A(a)(i)(v)±		113,226	55,481

Total Other (Cost $38,275)			91,057

	Yield
Short-Term Investments: 18.67%

Investment Companies: 18.67%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class(l)(u)	0.05%	1,359,447	1,359,447
Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)(r)	0.17	9,306,725	9,306,725

Total Short-Term Investments (Cost $10,666,172)			10,666,172

Total Investments in Securities
(Cost $63,251,141)*	116.11%	66,328,620
Other Assets and Liabilities, Net	(16.11)	(9,203,876)

Total Net Assets	100.00%	$57,124,744

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	147

LARGE COMPANY VALUE PORTFOLIO

«	All or a portion of this security is on loan.

†	Non-income earning security.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

(v)	Security represents investment of cash collateral received from securities on loan.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investment.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $63,875,915 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$4,906,120
Gross unrealized depreciation	(2,453,415)

Net unrealized appreciation	$2,452,705

The accompanying notes are an integral part of these financial statements.

148	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

SMALL CAP VALUE PORTFOLIO

Security Name	Shares	Value

Common Stocks: 93.41%

Consumer Discretionary: 7.13%

Auto Components: 0.90%
Gentex Corporation	14,340	$422,743

Automobiles: 0.05%
Winnebago Industries Incorporated†	3,995	25,728

Diversified Consumer Services: 0.85%
Cambium Learning Group Incorporated†	36,813	117,802
Corinthian Colleges Incorporated†	108,590	285,592
Voyager Expanded Learning Corporation(a)(i)	58,950	0

		403,394

Hotels, Restaurants & Leisure: 0.94%
Century Casinos Incorporated†	158,885	373,380
Empire Resorts Incorporated†	117,911	71,938

		445,318

Household Durables: 1.97%
Cavco Industries Incorporated†	13,835	562,946
KB Home Incorporated	9,480	69,678
Nobility Homes Incorporated†	27,635	169,126
Skyline Corporation	21,862	126,144

		927,894

Media: 0.82%
Outdoor Channel Holdings Incorporated	55,532	388,169

Specialty Retail: 1.60%
Collective Brands Incorporated†	26,565	370,582
Monro Muffler Brake Incorporated	2,090	83,914
rue21 Incorporated†	4,000	96,160
Talbots Incorporated†	35,325	70,297
Vitamin Shoppe Incorporated†	3,580	131,780

		752,733

Consumer Staples: 0.71%

Household Products: 0.10%
WD-40 Company	1,160	48,036

Personal Products: 0.61%
Prestige Brands Holdings Incorporated†	29,157	288,071

Energy: 21.53%

Energy Equipment & Services: 8.59%
Helix Energy Solutions Group Incorporated†	25,930	459,998
Helmerich & Payne Incorporated	5,140	292,774
ION Geophysical Corporation†	89,060	517,439
Key Energy Services Incorporated†	26,895	406,115

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	149

SMALL CAP VALUE PORTFOLIO

Security Name	Shares	Value

Energy Equipment & Services (continued)
Matrix Service Company†	48,718	$456,000
Newpark Resources Incorporated†	95,555	856,173
Oceaneering International Incorporated	11,740	558,354
PHI Incorporated (non-voting)†	10,545	252,236
PHI Incorporated (voting)†	4,092	90,024
Willbros Group Incorporated†	42,014	162,594

		4,051,707

Oil, Gas & Consumable Fuels: 12.94%
Endeavour International Corporation†	38,048	262,912
Energy XXI Bermuda Limited†	7,420	233,285
Forest Oil Corporation†	12,390	198,736
InterOil Corporation†	44,674	2,442,774
Lone Pine Resources Incorporated	6,238	46,723
McMoRan Exploration Company†	87,759	1,402,389
PetroQuest Energy Incorporated†	10,190	70,005
Range Resources Corporation	17,640	1,264,964
Triangle Petroleum Corporation†	32,403	186,317

		6,108,105

Financials: 17.07%

Capital Markets: 0.48%
Artio Global Investos Incorporated	38,950	228,247

Commercial Banks: 4.45%
1st United Bancorp Incorporated†	40,110	221,006
Bancorp Incorporated†	14,135	113,080
Center Financial Corporation†	19,511	143,796
City National Corporation	5,305	225,038
First Horizon National Corporation	14,555	112,074
Hancock Holding Company	10,502	320,679
Iberiabank Corporation	5,545	276,252
Pacific Premier Bancorp Incorporated†	34,956	230,360
Park Sterling Corporation†	12,480	48,547
Sterling Bancorp	15,950	139,244
Univest Corporation of Pennsylvania	7,486	113,188
Washington Banking Company	11,930	134,451
Western Liberty Bancorp†	8,420	21,387

		2,099,102

Insurance: 2.67%
Argo Group International Holdings Limited	23,135	677,856
Hilltop Holdings Incorporated†	37,167	314,804
Mercury General Corporation	5,955	267,856

		1,260,516

REIT: 9.10%
Anworth Mortgage Asset Corporation	47,910	303,270
Capstead Mortgage Corporation	48,485	605,093
Chimera Investment Corporation	494,150	1,319,381

150	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

SMALL CAP VALUE PORTFOLIO

Security Name	Shares	Value

REIT (continued)
Crexus Investment Corporation	23,900	$233,264
Hatteras Financial Corporation	13,840	370,912
MFA Mortgage Investments Incorporated	73,645	506,678
Origen Financial Incorporated	163,405	207,524
Redwood Trust Incorporated	24,336	251,391
UMH Properties Incorporated	53,722	494,780

		4,292,293

Thrifts & Mortgage Finance: 0.37%
First Niagara Financial Group Incorporated	13,815	121,572
Northwest Bancshares Incorporated	4,400	54,648

		176,220

Health Care: 6.88%

Biotechnology: 1.29%
Infinity Pharmaceuticals Incorporated†	66,585	607,921

Health Care Equipment & Supplies: 2.85%
Allied Healthcare Products Incorporated†	77,815	280,912
EnteroMedics Incorporated†	81,880	158,847
Orasure Technologies Incorporated†	95,404	906,338

		1,346,097

Health Care Providers & Services: 1.22%
Cross Country Healthcare Incorporated†	36,072	186,492
Ensign Group Incorporated	9,350	221,689
Gentiva Health Services Incorporated†	28,535	166,074

		574,255

Health Care Technology: 0.62%
Omnicell Incorporated†	18,030	291,365

Life Sciences Tools & Services: 0.90%
Accelrys Incorporated†	36,075	257,215
Nordion Incorporated	18,395	167,762

		424,977

Industrials: 15.05%

Air Freight & Logistics: 0.43%
Pacer International Incorporated†	48,024	205,543

Airlines: 0.56%
JetBlue Airways Corporation†	64,560	265,987

Building Products: 0.38%
Patrick Industries Incorporated†	65,554	177,651

Commercial Services & Supplies: 4.48%
ABM Industries Incorporated	25,413	552,224
ACCO Brands Corporation†	49,570	467,445
GEO Group Incorporated†	39,264	694,973
Healthcare Services Group	13,429	242,528

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	151

SMALL CAP VALUE PORTFOLIO

Security Name	Shares	Value

Commercial Services & Supplies (continued)
Newalta Incorporated	12,290	$155,223

		2,112,393

Construction & Engineering: 4.81%
Chicago Bridge & Iron Company NV	14,495	599,368
Integrated Electrical Services Incorporated†	41,015	103,768
MYR Group Incorporated†	17,500	306,950
Primoris Services Corporation	71,981	1,023,570
Sterling Construction Company Incorporated†	18,528	235,491

		2,269,147

Electrical Equipment: 0.70%
GrafTech International Limited†	22,745	328,438

Machinery: 1.56%
Actuant Corporation Class A	16,665	381,962
Hardinge Incorporated	40,250	355,005

		736,967

Professional Services: 2.13%
Hill International Incorporated†	183,069	1,006,880

Information Technology: 9.92%

Communications Equipment: 2.86%
Brocade Communications Systems Incorporated†	52,070	280,137
China GrenTech Corporation Limited ADR†	89,974	243,830
MRV Communications Incorporated	127,790	106,705
Sandvine Corporation†	404,745	721,660

		1,352,332

Computers & Peripherals: 1.87%
Cray Incorporated†	64,801	400,470
Intermec Incorporated†	65,525	480,954

		881,424

Electronic Equipment, Instruments & Components: 2.79%
Coherent Incorporated†	12,440	631,952
OSI Systems Incorporated†	10,050	480,491
Power One Incorporated†	47,960	204,310

		1,316,753

IT Services: 1.90%
Convergys Corporation†	28,760	371,579
Tier Technologies Incorporated Class B†	151,167	524,549

		896,128

Semiconductors & Semiconductor Equipment: 0.50%
MEMC Electronic Materials Incorporated†	41,385	172,575
Trident Microsystems Incorporated†	246,417	62,836

		235,411

152	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

SMALL CAP VALUE PORTFOLIO

Security Name		Shares	Value

Materials: 14.31%

Chemicals: 0.54%
International Flavors & Fragrances Incorporated		4,655	$252,580

Containers & Packaging: 0.83%
Intertape Polymer Group Incorporated†		121,519	392,567

Metals & Mining: 12.59%
Eldorado Gold Corporation		16,025	289,412
Goldcorp Incorporated		8,500	456,365
Great Basin Gold Limited†		185,598	172,625
Jaguar Mining Incorporated†		12,700	90,805
Petaquilla Minerals Limited†		108,080	75,332
Randgold Resources Limited ADR		27,935	2,986,525
Royal Gold Incorporated		9,720	791,694
San Gold Corporation†		88,375	167,029
Sandstorm Gold Limited†		521,070	689,685
Sandstorm Metals & Energy Limited†		73,099	28,668
Silver Standard Resources Incorporated†		13,069	192,245

			5,940,385

Paper & Forest Products: 0.35%
Wausau Paper Corporation		21,660	167,215

Telecommunication Services: 0.81%

Diversified Telecommunication Services: 0.81%
Cincinnati Bell Incorporated†		129,995	382,185

Total Common Stocks (Cost $39,798,691)			44,082,877

Investment Companies: 1.40%
Market Vectors Junior Gold Miners ETF		16,123	484,335
SPDR KBW Regional Banking ETF		7,476	176,434

Total Investment Companies (Cost $668,774)			660,769

	Expiration Date
Warrants: 0.07%

Health Care: 0.07%

Health Care Equipment & Supplies: 0.07%
EnteroMedics Incorporated(a)(i)†	05/14/2016	9,104	11,471
EnteroMedics Incorporated(a)(i)†	09/28/2016	16,376	22,271

Total Warrants (Cost $0)			33,742

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	153

SMALL CAP VALUE PORTFOLIO

Security Name	Yield	Shares	Value

Short-Term Investments: 5.14%

Investment Companies: 5.14%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class(l)(u)	0.05%	2,424,833	$2,424,833

Total Short-Term Investments (Cost $2,424,833)			2,424,833

Total Investments in Securities
(Cost $42,892,298)*	100.02%	47,202,221
Other Assets and Liabilities, Net	(0.02)	(7,241)

Total Net Assets	100.00%	$47,194,980

†	Non-income earning security.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $45,078,569 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$7,865,124
Gross unrealized depreciation	(5,741,472)

Net unrealized appreciation	$2,123,652

The accompanying notes are an integral part of these financial statements.

154	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

SMALL COMPANY GROWTH PORTFOLIO

Security Name	Shares	Value

Common Stocks: 84.77%

Consumer Discretionary: 12.32%

Auto Components: 2.17%
Gentex Corporation«	152,470	$4,494,811
Modine Manufacturing Company†	140,460	1,359,653

		5,854,464

Hotels, Restaurants & Leisure: 0.40%
Caribou Coffee Comapany Incorporated†	79,650	1,076,072

Media: 2.01%
Arbitron Incorporated	61,540	2,314,519
Lions Gate Entertainment Corporation†	353,730	3,109,287

		5,423,806

Multiline Retail: 0.49%
99 Cents Only Stores«†	59,840	1,307,504

Specialty Retail: 5.50%
Chico’s FAS Incorporated	121,270	1,261,208
Dick’s Sporting Goods Incorporated	63,670	2,502,868
Express Incorporated	102,490	2,325,498
Finish Line Incorporated Class A«	110,270	2,324,492
GNC Holdings Incorporated Class A†	92,300	2,517,021
Mattress Firm Holding Corporation†	5,650	124,809
rue21 Incorporated«†	41,280	992,371
Sonic Automotive Incorporated«	187,790	2,773,658

		14,821,925

Textiles, Apparel & Luxury Goods: 1.75%
Columbia Sportswear Company	48,390	2,458,212
Hanesbrands Incorporated«†	91,950	2,264,729

		4,722,941

Consumer Staples: 1.05%

Food Products: 0.41%
Darling International Incorporated«†	77,140	1,108,502

Personal Products: 0.64%
Elizabeth Arden Incorporated†	45,550	1,721,790

Energy: 6.46%

Energy Equipment & Services: 2.60%
C&J Energy Services Incorporated«†	102,780	2,018,599
Pioneer Drilling Company†	204,605	2,246,563
Superior Energy Services Incorporated«†	92,230	2,740,153

		7,005,315

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	155

SMALL COMPANY GROWTH PORTFOLIO

Security Name	Shares	Value

Oil, Gas & Consumable Fuels: 3.86%
Energy XXI Bermuda Limited†	93,460	$2,938,382
Gevo Incorporated«†	86,940	534,681
Goodrich Petroleum Corporation«†	117,140	1,707,901
Gulfport Energy Corporation†	76,400	2,425,700
Rosetta Resources Incorporated«†	51,550	2,801,227

		10,407,891

Financials: 9.93%

Capital Markets: 3.19%
Evercore Partners Incorporated Class A	118,300	3,275,727
LPL Investment Holdings Incorporated«†	72,910	2,187,300
Medley Capital Corporation	58,970	564,933
Stifel Financial Corporation«†	80,580	2,554,386

		8,582,346

Commercial Banks: 2.13%
CapitalSource Incorporated	298,220	1,923,519
Signature Bank«†	28,410	1,659,996
SVB Financial Group«†	45,970	2,162,429

		5,745,944

Consumer Finance: 0.66%
DFC Global Corporation†	97,390	1,767,629

Diversified Financial Services: 1.84%
Encore Capital Group Incorporated«†	86,315	1,881,667
New Mountain Finance Corporation	127,965	1,689,138
Walter Investment Management	62,530	1,398,171

		4,968,976

Insurance: 0.93%
Argo Group International Holdings Limited	85,530	2,506,029

Real Estate Management & Development: 0.92%
Altisource Portfolio Solutions SA†	29,720	1,414,969
Ryland Group Incorporated«	70,680	1,063,027

		2,477,996

REIT: 0.26%
Chatham Lodging Trust	66,550	712,751

Health Care: 14.35%

Biotechnology: 1.75%
Complete Genomics Incorporated«†	97,210	359,677
Gen-Probe Incorporated†	17,460	1,099,805
InterMune Incorporated†	45,580	827,733
Seattle Genetics Incorporated«†	93,070	1,547,754
Solazyme Incorporated«†	76,835	896,664

		4,731,633

156	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

SMALL COMPANY GROWTH PORTFOLIO

Security Name	Shares	Value

Health Care Equipment & Supplies: 6.97%
Alere Incorporated†	47,090	$1,101,435
DexCom Incorporated†	141,610	1,135,712
Endologix Incorporated†	239,791	2,719,230
HeartWare International Incorporated«†	17,700	1,221,300
NxStage Medical Incorporated«†	120,660	2,362,523
SonoSite Incorporated«†	58,285	2,412,999
Spectranetics Corporation†	181,460	1,295,624
STAAR Surgical Company«†	137,720	1,353,788
Tornier NV«†	55,570	998,593
Unilife Corporation«†	156,160	641,818
Zeltiq Aesthetics Incorporated«†	87,680	1,253,824
Zoll Medical Corporation†	49,490	2,278,025

		18,774,871

Health Care Providers & Services: 1.34%
Accretive Health Incorporated«†	79,530	1,835,552
Catalyst Health Solutions Incorporated†	34,260	1,782,205

		3,617,757

Health Care Technology: 2.05%
Medidata Solutions Incorporated†	112,440	2,269,039
Omnicell Incorporated†	200,760	3,244,282

		5,513,321

Life Sciences Tools & Services: 1.35%
Covance Incorporated†	42,690	1,959,898
ICON plc ADR†	98,150	1,669,532

		3,629,430

Pharmaceuticals: 0.89%
Salix Pharmaceuticals Limited†	54,450	2,403,423

Industrials: 13.97%

Aerospace & Defense: 1.07%
Esterline Technologies Corporation†	37,570	2,023,896
Kratos Defense & Security Solutions Incorporated†	171,770	858,850

		2,882,746

Air Freight & Logistics: 1.24%
Atlas Air Worldwide Holdings Incorporated†	24,030	1,015,268
Hub Group Incorporated Class A«†	78,280	2,331,178

		3,346,446

Airlines: 0.81%
Spirit Airlines Incorporated†	135,000	2,177,550

Commercial Services & Supplies: 0.96%
Copart Incorporated†	32,661	1,467,459
Higher One«†	62,430	1,119,370

		2,586,829

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	157

SMALL COMPANY GROWTH PORTFOLIO

Security Name	Shares	Value

Electrical Equipment: 1.62%
General Cable Corporation«†	55,080	$1,459,620
Sensata Technologies Holdings NV«†	93,070	2,908,438

		4,368,058

Machinery: 1.03%
Actuant Corporation Class A	81,990	1,879,211
Columbus McKinnon Corporation†	72,370	908,967

		2,788,178

Marine: 0.44%
Box Ships Incorporated«	116,510	1,190,732

Professional Services: 1.16%
Insperity Incorporated	86,530	2,145,079
RPX Corporation†	68,930	973,292

		3,118,371

Road & Rail: 2.60%
Genesee & Wyoming Incorporated«†	30,470	1,860,803
Hertz Global Holdings Incorporated†	139,900	1,582,269
Swift Transportation Company†	173,820	1,480,946
Werner Enterprises Incorporated«	44,510	1,043,314
Zipcar Incorporated«†	64,960	1,036,762

		7,004,094

Trading Companies & Distributors: 2.35%
Beacon Roofing Supply Incorporated«†	100,980	1,972,139
Kaman Corporation Class A	81,920	2,541,978
MSC Industrial Direct Company	25,960	1,804,999

		6,319,116

Transportation Infrastructure: 0.69%
Wesco Aircraft Holdings Incorporated†	141,110	1,871,119

Information Technology: 23.54%

Communications Equipment: 1.39%
Aruba Networks Incorporated«†	62,630	1,321,493
Riverbed Technology Incorporated†	93,050	2,419,300

		3,740,793

Computers & Peripherals: 0.59%
Fusion-io Incoporated«†	47,610	1,594,459

Electronic Equipment, Instruments & Components: 2.23%
Methode Electronics Incorporated	141,020	1,252,258
OSI Systems Incorporated†	69,610	3,328,054
Rofin-Sinar Technologies Incorporated†	59,090	1,421,705

		6,002,017

158	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

SMALL COMPANY GROWTH PORTFOLIO

Security Name	Shares	Value

Internet Software & Services: 1.98%
Bankrate Incorporated†	79,170	$1,435,352
ValueClick Incorporated†	79,560	1,229,998
Vocus Incorporated†	125,070	2,653,985

		5,319,335

IT Services: 1.95%
Fleetcor Technologies Incorporated†	59,530	1,690,652
Interxion Holding NV«†	199,410	2,632,212
ServiceSource International Incorporated†	69,830	931,532

		5,254,396

Semiconductors & Semiconductor Equipment: 5.47%
Cirrus Logic Incorporated«†	162,520	2,647,451
Entropic Communications Incorporated«†	255,230	1,271,045
Intermolecular Incorporated†	117,160	1,034,523
Invensense Incorporated	70,600	794,956
Microsemi Corporation«†	126,080	2,239,181
NetLogic Microsystems Incorporated†	42,690	2,109,740
PMC-Sierra Incorporated†	279,880	1,564,529
Silicon Laboratories Incorporated«†	41,530	1,794,927
Silicon Motion Technology Corporation†	66,000	1,287,000

		14,743,352

Software: 9.93%
Bottomline Technologies Incorporated«†	94,330	2,122,425
Broadsoft Incorporated«†	34,640	1,215,171
Cadence Design Systems Incorporated«†	252,390	2,761,147
Concur Technologies Incorporated«†	31,742	1,499,175
Parametric Technology Corporation†	151,610	3,158,036
Realpage Incorporated«†	91,150	2,281,485
Sourcefire Incorporated«†	59,470	1,969,646
SS&C Technologies Holdings†	182,250	2,925,113
SuccessFactors Incorporated«†	91,020	2,330,112
Synchronoss Technologies Incorporated«†	94,180	2,815,040
Tangoe Incorporated†	144,640	1,964,211
Ultimate Software Group Incorporated†	26,050	1,727,636

		26,769,197

Materials: 3.15%

Chemicals: 2.15%
Calgon Carbon Corporation†	140,230	2,086,622
Methanex Corporation	68,510	1,675,070
Olin Corporation	106,770	2,028,630

		5,790,322

Metals & Mining: 1.00%
Minefinders Corporation Limited«†	95,430	1,144,206
Steel Dynamics Incorporated	117,080	1,543,114

		2,687,320

Total Common Stocks (Cost $208,727,319)		228,436,746

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	159

SMALL COMPANY GROWTH PORTFOLIO

Security Name		Principal	Value

Other: 0.63%
Gryphon Funding Limited, Pass-Through Entity(a)(i)(v)		$1,844,637	$662,225
VFNC Corporation, Pass-Through Entity, 0.26%(a)(i)(v)144A±		2,107,631	1,032,739

Total Other (Cost $712,466)			1,694,964

	Yield	Shares
Short-Term Investments: 23.44%

Investment Companies: 23.44%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class(l)(u)	0.05%	11,046,944	11,046,944
Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)(r)	0.17	52,114,935	52,114,935

Total Short-Term Investments (Cost $63,161,879)			63,161,879

Total Investments in Securities
(Cost $272,601,664)*	108.84%	293,293,589
Other Assets and Liabilities, Net	(8.84)	(23,809,983)

Total Net Assets	100.00%	$269,483,606

«	All or a portion of this security is on loan.

†	Non-income earning security.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

(v)	Security represents investment of cash collateral received from securities on loan.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investment.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $273,977,631 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$36,941,579
Gross unrealized depreciation	(17,625,621)

Net unrealized appreciation	$19,315,958

The accompanying notes are an integral part of these financial statements.

160	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

SMALL COMPANY VALUE PORTFOLIO

Security Name	Shares	Value

Common Stocks: 97.58%

Consumer Discretionary: 16.86%

Auto Components: 0.97%
Dana Holding Corporation†	155,300	$1,935,038

Automobiles: 1.23%
Thor Industries Incorporated«	101,700	2,461,140

Distributors: 0.84%
Core Mark Holding Company Incorporated«	43,780	1,688,157

Hotels, Restaurants & Leisure: 1.99%
Ameristar Casinos Incorporated	91,290	1,597,575
Ruby Tuesday Incorporated†«	325,460	2,385,622

		3,983,197

Household Durables: 1.04%
American Greetings Corporation Class A«	122,220	2,076,518

Leisure Equipment & Products: 0.67%
Arctic Cat Incorporated†	67,870	1,349,256

Media: 2.24%
Cinemark Holdings Incorporated	91,030	1,783,278
DreamWorks Animation SKG Incorporated†«	146,000	2,711,220

		4,494,498

Specialty Retail: 7.00%
Aeropostale Incorporated†«	181,800	2,819,718
Asbury Automotive Group Incorporated†	113,460	2,237,431
Bebe Stores Incorporated	255,100	1,877,536
Children’s Place Retail Stores Incorporated†«	32,340	1,742,156
Collective Brands Incorporated†«	103,120	1,438,524
Genesco Incorporated†«	24,710	1,459,126
Rent-A-Center Incorporated«	67,720	2,434,534

		14,009,025

Textiles, Apparel & Luxury Goods: 0.88%
Hanesbrands Incorporated†	71,530	1,761,784

Consumer Staples: 1.22%

Food & Staples Retailing: 1.22%
SUPERVALU Incorporated«	211,670	1,555,775
The Pantry Incorporated†«	71,030	878,641

		2,434,416

Energy: 5.97%

Energy Equipment & Services: 3.45%
Helix Energy Solutions Group Incorporated†«	111,350	1,975,349
Hornbeck Offshore†	64,740	2,184,328

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	161

SMALL COMPANY VALUE PORTFOLIO

Security Name	Shares	Value

Energy Equipment & Services (continued)
Key Energy Services Incorporated†	182,400	$2,754,240

		6,913,917

Oil, Gas & Consumable Fuels: 2.52%
Berry Petroleum Company Class A«	58,660	2,574,001
Magnum Hunter Resources Corporation†«	513,300	2,468,973

		5,042,974

Financials: 31.30%

Capital Markets: 1.90%
Apollo Investment Corporation	206,300	1,487,423
Stifel Financial Corporation†«	72,770	2,306,809

		3,794,232

Commercial Banks: 10.04%
Associated Banc-Corporation	175,010	1,820,104
City National Corporation«	44,400	1,883,448
FirstMerit Corporation«	144,800	2,115,528
Home Bancshares Incorporated«	88,560	2,201,602
MB Financial Incorporated«	103,330	1,754,543
Pacwest Bancorp«	103,460	1,932,633
SVB Financial Group†«	47,430	2,231,107
Umpqua Holdings Corporation«	178,610	2,232,625
Webster Financial Corporation	112,100	2,208,370
Wintrust Financial Corporation«	61,960	1,721,868

		20,101,828

Diversified Financial Services: 0.91%
Greenhill & Company Incorporated«	47,100	1,816,176

Insurance: 6.04%
Amtrust Financial Services Incorporated«	70,570	1,870,811
Argo Group International Holdings Limited	48,441	1,419,321
Employers Holdings Incorporated	173,120	3,007,094
Selective Insurance Group Incorporated	121,830	2,007,758
The Navigators Group Incorporated†	36,220	1,691,112
United Fire & Casualty Company	106,660	2,089,469

		12,085,565

REIT: 9.60%
Campus Crest Communities Incorporated«	207,050	2,087,064
Corporate Office Properties Trust«	75,210	1,568,129
Cousins Properties Incorporated	287,649	1,711,512
DuPont Fabros Technology Incorporated«	85,590	1,928,343
First Potomac Realty Trust«	145,250	1,849,033
LaSalle Hotel Properties«	108,020	2,528,748
Pebblebrook Hotel Trust	130,120	2,409,822
Redwood Trust Incorporated«	122,370	1,264,082
Sabra Health Care REIT Incorporated	134,823	1,429,124

162	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

SMALL COMPANY VALUE PORTFOLIO

Security Name	Shares	Value

REIT (continued)
Sunstone Hotel Investors Incorporated†«	321,500	$2,449,830

		19,225,687

Thrifts & Mortgage Finance: 2.81%
BankUnited Incorporated	90,300	1,958,607
Northwest Bancshares Incorporated	169,090	2,100,098
Washington Federal Incorporated	120,510	1,567,835

		5,626,540

Health Care: 5.93%

Health Care Equipment & Supplies: 1.02%
Alere Incorporated†	87,230	2,040,310

Health Care Providers & Services: 4.91%
Ensign Group Incorporated	83,040	1,968,878
Healthways Incorporated†«	153,930	1,002,084
Medquist Holdings Incorporated†	171,140	1,598,448
Select Medical Holdings Corporation†	304,640	2,641,229
WellCare Health Plans Incorporated†	44,950	2,627,328

		9,837,967

Industrials: 12.10%

Aerospace & Defense: 1.88%
Alliant Techsystems Incorporated	29,810	1,754,020
Teledyne Technologies Incorporated†	35,470	2,010,440

		3,764,460

Air Freight & Logistics: 1.28%
Air Transport Services Group†	203,440	984,650
Atlas Air Worldwide Holdings Incorporated†	37,360	1,578,460

		2,563,110

Commercial Services & Supplies: 0.63%
Ennis Incorporated	84,910	1,260,914

Construction & Engineering: 1.78%
Great Lakes Dredge & Dock Company	334,390	2,023,060
Tutor Prini Corporation	93,350	1,539,342

		3,562,402

Electrical Equipment: 0.96%
GrafTech International Limited†	133,740	1,931,206

Machinery: 2.08%
Douglas Dynamics Incorporated	124,650	1,932,075
Titan International Incorporated«	103,790	2,235,637

		4,167,712

Trading Companies & Distributors: 2.71%
RSC Holdings Incorporated†«	216,700	2,635,072

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	163

SMALL COMPANY VALUE PORTFOLIO

Security Name	Shares	Value

Trading Companies & Distributors (continued)
United Rentals Incorporated†«	99,300	$2,794,302

		5,429,374

Transportation Infrastructure: 0.78%
Alexander & Baldwin Incorporated	41,020	1,554,248

Information Technology: 15.82%

Communications Equipment: 2.13%
Black Box Corporation«	59,220	1,689,547
NETGEAR Incorporated†«	67,520	2,565,085

		4,254,632

Computers & Peripherals: 1.02%
Lexmark International Incorporated«	61,280	2,050,429

Electronic Equipment, Instruments & Components: 4.40%
Aeroflex Holding Corporation†	183,600	1,769,904
Benchmark Electronics Incorporated†«	135,730	1,874,431
Power One Incorporated†«	311,860	1,328,524
Synnex Corporation†«	70,890	2,080,622
TTM Technologies Incorporated†	158,610	1,746,296

		8,799,777

Internet Software & Services: 1.00%
EarthLink Incorporated	317,460	1,999,998

IT Services: 3.56%
CACI International Incorporated Class A†	29,390	1,657,008
CSG Systems International Incorporated†	118,150	1,792,336
ManTech International Corporation Class A«	56,770	1,918,826
TNS Incorporated†	90,340	1,764,340

		7,132,510

Semiconductors & Semiconductor Equipment: 3.71%
Fairchild Semiconductor International Incorporated†	183,470	2,375,937
Integrated Silicon Solution Incorporated†«	190,890	1,781,004
Kulicke & Soffa Industries Incorporated†«	257,440	2,342,704
Omnivision Technologies Incorporated†	86,170	929,774

		7,429,419

Materials: 5.08%

Chemicals: 2.87%
Cytec Industries Incorporated	47,030	2,217,935
Ferro Corporation†	241,240	1,401,604
Kraton Performance Polymers Incorporated†	101,340	2,130,167

		5,749,706

Metals & Mining: 2.21%
A.M. Castle & Company†«	89,890	1,222,504
Horsehead Holding Corporation†	206,100	1,914,669

164	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

SMALL COMPANY VALUE PORTFOLIO

Security Name		Shares	Value

Metals & Mining (continued)
RTI International Metals Incorporated†«		46,940	$1,281,462

			4,418,635

Telecommunication Services: 0.88%

Diversified Telecommunication Services: 0.88%
Iridium Communications Incorporated†«		247,440	1,759,298

Utilities: 2.42%

Electric Utilities: 1.65%
Great Plains Energy Incorporated		80,030	1,683,831
Portland General Electric Company«		64,690	1,620,485

			3,304,316

Independent Power Producers & Energy Traders: 0.77%
Genon Energy Incorporated†		566,753	1,541,561

Total Common Stocks (Cost $190,758,650)			195,351,932

		Principal
Other: 0.59%
Gryphon Funding Limited, Pass-Through Entity(a)(i)(v)		$1,291,442	463,628
VFNC Corporation, Pass-Through Entity, 0.26%(a)(i)(v)144A±		1,475,567	723,028

Total Other (Cost $498,802)			1,186,656

	Yield	Shares
Short-Term Investments: 31.56%

Investment Companies: 31.56%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class(l)(u)	0.05%	3,203,509	3,203,509
Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)(r)	0.17	59,966,849	59,966,849

Total Short-Term Investments (Cost $63,170,358)			63,170,358

Total Investments in Securities
(Cost $254,427,810)*	129.73%	259,708,946
Other Assets and Liabilities, Net	(29.73)	(59,524,692)

Total Net Assets	100.00%	$200,184,254

†	Non-income earning security.

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

(v)	Security represents investment of cash collateral received from securities on loan.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investment.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $262,728,398 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$16,035,337
Gross unrealized depreciation	(19,054,789)

Net unrealized depreciation	$(3,019,452)

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

166	Wells Fargo Advantage Equity Gateway Funds	Statements of Assets and Liabilities—November 30, 2011 (Unaudited)

	C&B Large Cap Value Portfolio	Diversified Large Cap Growth Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value	$350,400,913	$168,143,857
In affiliated securities, at value	57,247,865	20,876,099

Total investments, at value (see cost below)	407,648,778	189,019,956
Segregated cash	0	0
Foreign currency, at value (see cost below)	0	0
Receivable for investments sold	0	969,975
Receivable for dividends and interest	1,270,808	217,124
Receivable for daily variation margin on open futures contracts	0	0
Receivable for securities lending income	6,878	2,618
Unrealized gains on forward foreign currency contracts	0	0
Prepaid expenses and other assets	1,191	0

Total assets	408,927,655	190,209,673

Liabilities
Payable for investments purchased	187,656	598,511
Unrealized losses on forward foreign currency exchange contracts	0	0
Payable upon receipt of securities loaned	53,432,475	18,585,957
Advisory fee payable	177,244	17,394
Custodian and accounting fees payable	0	0
Accrued expenses and other liabilities	10,481	13,593

Total liabilities	53,807,856	19,215,455

Total net assets	$355,119,799	$170,994,218

Total investments, at cost	$375,006,242	$174,896,953

Securities on loan, at value	$52,245,390	$18,173,304

Foreign currency, at cost	$0	$0

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities—November 30, 2011 (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	167

Emerging Growth Portfolio	Equity Value Portfolio	Index Portfolio	International Equity Portfolio	International Growth Portfolio	International Index Portfolio

$980,543,087	$1,017,695,918	$2,277,783,414	$23,173,040	$106,766,458	$24,897,461
303,350,869	94,982,028	237,956,117	3,205,110	6,455,183	536,193

1,283,893,956	1,112,677,946	2,515,739,531	26,378,150	113,221,641	25,433,654
0	0	0	0	0	147,707
0	0	0	8,399	37,500	124,880
7,662,230	15,477,350	40,307	0	940,544	197,165
141,931	2,869,081	6,259,880	86,871	303,890	116,725
0	0	2,441,445	0	0	25,857
70,728	6,357	27,507	1,132	7,288	917
0	0	0	6,878	0	0
7,949	36,491	17,378	0	0	17,458

1,291,776,794	1,131,067,225	2,524,526,048	26,481,430	114,510,863	26,064,363

1,738,348	13,665,556	2,711,268	94,976	1,480,765	255,313
0	0	0	38,116	0	0
287,025,216	86,041,625	164,045,692	974,654	1,658,460	141,007
635,016	536,710	129,654	15,378	73,940	5,927
23,668	5,103	19,545	23,595	586,425	427,376
40,699	266,784	20,085	5,161	17,695	0

289,462,947	100,515,778	166,926,244	1,151,880	3,817,285	829,623

$1,002,313,847	$1,030,551,447	$2,357,599,804	$25,329,550	$110,693,578	$25,234,740

$1,229,530,474	$1,066,270,208	$2,247,718,769	$26,709,144	$110,828,335	$25,790,286

$280,006,334	$83,968,915	$160,098,810	$943,160	$1,601,639	$133,557

$0	$0	$0	$8,362	$37,254	$132,617

168	Wells Fargo Advantage Equity Gateway Funds	Statements of Assets and Liabilities—November 30, 2011 (Unaudited)

	International Value Portfolio	Large Company Value Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value	$286,302,977	$55,662,448
In affiliated securities, at value	14,526,568	10,666,172

Total investments, at value (see cost below)	300,829,545	66,328,620
Foreign currency, at value (see cost below)	8,782,418	0
Receivable for investments sold	626	0
Receivable for dividends and interest	1,246,544	176,504
Receivable for securities lending income	22,089	1,376
Prepaid expenses and other assets	25,069	14,560

Total assets	310,906,291	66,521,060

Liabilities
Payable for investments purchased	83,174	0
Payable upon receipt of securities loaned	9,825,883	9,345,000
Advisory fee payable	205,695	15,884
Custodian and accounting fees payable	640,120	0
Professional fees payable	13,870	35,432

Total liabilities	10,768,742	9,396,316

Total net assets	$300,137,549	$57,124,744

Total investments, at cost	$371,520,093	$63,251,141

Securities on loan, at value	$9,293,352	$9,122,238

Foreign currency, at cost	$8,923,308	$0

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities—November 30, 2011 (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	169

Small Cap Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio

$44,777,388	$230,131,710	$196,538,588
2,424,833	63,161,879	63,170,358

47,202,221	293,293,589	259,708,946
0	0	0
67,648	30,839,908	1,036,232
15,855	110,455	203,851
0	79,818	9,267
8,789	22,214	10,544

47,294,513	324,345,984	260,968,840

46,259	1,840,479	170,986
0	52,827,401	60,465,651
29,872	161,108	121,774
0	0	7,872
23,402	33,390	18,303

99,533	54,862,378	60,784,586

$47,194,980	$269,483,606	$200,184,254

$42,892,298	$272,601,664	$254,427,810

$0	$51,374,026	$58,753,820

$0	$0	$0

170	Wells Fargo Advantage Equity Gateway Funds	Statements of Operations—Six Months Ended November 30, 2011 (Unaudited)

	C&B Large Cap Value Portfolio	Diversified Large Cap Growth Portfolio

Investment income
Dividends*	$4,978,447	$771,505
Interest	0	0
Income from affiliated securities	3,239	1,539
Securities lending income, net	48,616	31,740

Total investment income	5,030,302	804,784

Expenses
Advisory fee	1,194,402	578,015
Custody and accounting fees	12,101	16,335
Professional fees	18,628	15,950
Shareholder report expenses	2,256	3,450
Trustees’ fees and expenses	5,303	5,303
Other fees and expenses	3,155	1,505

Total expenses	1,235,845	620,558
Less: Fee waivers and/or expense reimbursements	0	(67,353)

Net expenses	1,235,845	553,205

Net investment income (loss)	3,794,457	251,579

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	7,138,425	(4,304,720)
Affiliated securities	0	0
Futures transactions	0	0
Forward foreign currency contract transactions	0	0

Net realized gains (losses) on investments	7,138,425	(4,304,720)

Net change in unrealized gains (losses) on:
Unaffiliated securities	(43,463,450)	(6,870,572)
Affiliated securities	0	0
Futures transactions	0	0
Forward foreign currency contract transactions	0	0

Net change in unrealized gains (losses) on investments	(43,463,450)	(6,870,572)

Net realized and unrealized gains (losses) on investments	(36,325,025)	(11,175,292)

Net increase (decrease) in net assets resulting from operations	$(32,530,568)	$(10,923,713)

* Net of foreign dividend withholding taxes of	$0	$604

The accompanying notes are an integral part of these financial statements.

Statements of Operations—Six Months Ended November 30, 2011 (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	171

Emerging Growth Portfolio	Equity Value Portfolio	Index Portfolio	International Equity Portfolio	International Growth Portfolio	International Index Portfolio

$242,637	$8,032,898	$25,379,763	$286,671	$960,211	$342,814
0	0	532	0	0	0
5,432	5,470	280,690	927	2,994	149
340,990	43,878	217,153	11,751	26,456	6,918

589,059	8,082,246	25,878,138	299,349	989,661	349,881

2,097,321	2,262,859	1,004,807	111,411	482,268	45,869
25,932	24,559	85,990	18,491	35,530	17,593
15,092	6,213	28,374	4,500	17,031	17,031
2,820	2,006	6,017	501	550	275
6,001	5,303	5,303	5,303	7,557	7,557
1,270	1,905	12,569	13,061	6,209	11,075

2,148,436	2,302,845	1,143,060	153,267	549,145	99,400
0	0	0	0	(39,922)	(48,003)

2,148,436	2,302,845	1,143,060	153,267	509,223	51,397

(1,559,377)	5,779,401	24,735,078	146,082	480,438	298,484

610,220	(10,757,679)	21,285,532	(580,102)	1,432,464	(125,932)
0	0	(5,550)	0	0	0
0	0	(5,770,275)	0	0	(90,482)
0	0	0	46,578	0	0

610,220	(10,757,679)	15,509,707	(533,524)	1,432,464	(216,414)

109,517,090	(22,728,354)	(201,170,982)	(4,373,299)	(16,940,882)	(4,786,749)
0	0	(2,687,183)	0	0	0
0	0	4,471,582	0	0	1,232
0	0	0	(55,956)	0	0

109,517,090	(22,728,354)	(199,386,583)	(4,429,255)	(16,940,882)	(4,785,517)

110,127,310	(33,486,033)	(183,876,876)	(4,962,779)	(15,508,418)	(5,001,931)

$108,567,933	$(27,706,632)	$(159,141,798)	$(4,816,697)	$(15,027,980)	$(4,703,447)

$6,982	$341	$2,337	$34,832	$111,049	$27,443

172	Wells Fargo Advantage Equity Gateway Funds	Statements of Operations—Six Months Ended November 30, 2011 (Unaudited)

	International Value Portfolio	Large Company Value Portfolio

Investment income
Dividends*	$4,439,490	$775,375
Interest	4,759	27
Income from affiliated securities	2,335	455
Securities lending income, net	218,805	8,523

Total investment income	4,665,389	784,380

Expenses
Advisory fee	1,325,631	191,865
Custody and accounting fees	50,801	12,648
Professional fees	17,031	13,064
Shareholder report expenses	2,750	1,254
Trustees’ fees and expenses	7,557	5,303
Other fees and expenses	13,948	1,354

Total expenses	1,417,718	225,488
Less: Fee waivers and/or expense reimbursements	(92,087)	(8,057)

Net expenses	1,325,631	217,431

Net investment income (loss)	3,339,758	566,949

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	1,745,196	532,449
Futures transactions	0	(155,676)

Net realized gains (losses) on investments	1,745,196	376,773

Net change in unrealized gains (losses) on:
Unaffiliated securities	(63,335,529)	(7,575,098)
Future transactions	0	(29,544)

Net change in unrealized gains (losses) on investments	(63,335,529)	(7,604,642)

Net realized and unrealized gains (losses) on investments	(61,590,333)	(7,227,869)

Net decrease in net assets resulting from operations	$(58,250,575)	$(6,660,920)

* Net of foreign dividend withholding taxes of	$343,831	$597

The accompanying notes are an integral part of these financial statements.

Statements of Operations—Six Months Ended November 30, 2011 (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	173

Small Cap Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio

$499,670	$620,573	$1,500,188
0	0	0
1,057	4,115	2,402
0	261,709	88,386

500,727	886,397	1,590,976

191,807	1,120,973	811,786
11,213	12,847	14,745
12,455	13,950	13,950
1,003	1,504	1,254
6,001	5,303	6,001
2,828	1,606	1,204

225,307	1,156,183	848,940
(6,448)	0	0

218,859	1,156,183	848,940

281,868	(269,786)	742,036

(928,471)	16,356,275	8,317,350
0	0	0

(928,471)	16,356,275	8,317,350

(3,418,235)	(64,478,727)	(37,448,905)
0	0	0

(3,418,235)	(64,478,727)	(37,448,905)

(4,346,706)	(48,122,452)	(29,131,555)

$(4,064,838)	$(48,392,238)	$(28,389,519)

$1,493	$4,770	$0

174	Wells Fargo Advantage Equity Gateway Funds	Statements of Changes in Net Assets

	C&B Large Cap Value Portfolio			Diversified Large Cap Growth Portfolio
	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011[1]	Year Ended September 30, 2010	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011[1]	Year Ended September 30, 2010

Operations
Net investment income (loss)	$3,794,457	$3,526,892	$7,791,963	$251,579	$442,876	$3,538,982
Net realized gains (losses) on investments	7,138,425	15,568,309	(54,309,479)	(4,304,720)	33,049,524	42,584,508
Net change in unrealized gains (losses) on investments	(43,463,450)	49,820,814	82,445,650	(6,870,572)	(488,219)	(43,061,314)

Net increase (decrease) in net assets resulting from operations	(32,530,568)	68,916,015	35,928,134	(10,923,713)	33,004,181	3,062,176

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	8,996,205	13,870,060	48,638,019	4,777,271	61,860,010 [2]	44,712,558
Withdrawals	(44,846,745)	(64,639,578)	(315,082,983)	(24,116,453)	(28,971,534)	(897,265,962)

Net increase (decrease) in net assets resulting from capital share transactions	(35,850,540)	(50,769,518)	(266,444,964)	(19,339,182)	32,888,476	(852,553,404)

Total increase (decrease) in net assets	(68,381,108)	18,146,497	(230,516,830)	(30,262,895)	65,892,657	(849,491,228)

Net assets
Beginning of period	423,500,907	405,354,410	635,871,240	201,257,113	135,364,456	984,855,684

End of period	$355,119,799	$423,500,907	$405,354,410	$170,994,218	$201,257,113	$135,364,456

1.	For the eight months ended May 31, 2011. The Portfolio changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

2.	Amount includes $58,317,244 related to acquisitions during the period. See Notes to Financial Statements for a discussion of the acquisitions.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Equity Gateway Funds	175

Emerging Growth Portfolio			Equity Value Portfolio
Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011[1]	Year Ended September 30, 2010	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011[1]	Year Ended September 30, 2010

$(1,559,377)	$(240,989)	$(249,199)	$5,779,401	$2,139,043	$4,167,415
610,220	5,343,217	14,580,826	(10,757,679)	59,910,151	44,332,711
109,517,090	7,276,726	(8,153,079)	(22,728,354)	14,203,004	(6,108,053)

108,567,933	12,378,954	6,178,548	(27,706,632)	76,252,198	42,392,073

1,071,742,456	54,084,624	4,351,133	678,326,112	22,184,989	86,681,017
(262,549,683)	(8,889,440)	(72,176,151)	(41,682,703)	(91,919,795)	(227,091,516)

809,192,773	45,195,184	(67,825,018)	636,643,409	(69,734,806)	(140,410,499)

917,760,706	57,574,138	(61,646,470)	608,936,777	6,517,392	(98,018,426)

84,553,141	26,979,003	88,625,473	421,614,670	415,097,278	513,115,704

$1,002,313,847	$84,553,141	$26,979,003	$1,030,551,447	$421,614,670	$415,097,278

176	Wells Fargo Advantage Equity Gateway Funds	Statements of Changes in Net Assets

	Index Portfolio
	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011[1]	Year Ended September 30, 2010

Operations
Net investment income	$24,735,078	$31,160,171	$40,858,898
Net realized gains (losses) on investments	15,509,707	48,900,679	106,935,226
Net change in unrealized gains (losses) on investments	(199,386,583)	340,744,319	222,232,396

Net increase (decrease) in net assets resulting from operations	(159,141,798)	420,805,169	370,026,520

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	104,001,895	119,293,747	431,513,946
Withdrawals	(118,818,262)	(228,236,678)	(548,429,110)

Net increase (decrease) in net assets resulting from capital share transactions	(14,816,367)	(108,942,931)	(116,915,164)

Total increase (decrease) in net assets	(173,958,165)	311,862,238	253,111,356

Net assets
Beginning of period	2,531,557,969	2,219,695,731	1,966,584,375

End of period	$2,357,599,804	$2,531,557,969	$2,219,695,731

1.	For the eight months ended May 31, 2011. The Portfolio changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Equity Gateway Funds	177

International Equity Portfolio			International Growth Portfolio
Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011[1]	Year Ended September 30, 2010	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011[1]	Year Ended September 30, 2010

$146,082	$262,435	$312,324	$480,438	$1,290,842	$1,280,938
(533,524)	2,340,475	9,000,290	1,432,464	7,636,602	9,606,785
(4,429,255)	1,470,472	(8,318,791)	(16,940,882)	7,406,466	(7,813,621)

(4,816,697)	4,073,382	993,823	(15,027,980)	16,333,910	3,074,102

2,079,594	1,379,902	10,746,475	12,300,350	16,047,542	44,525,988
(1,906,904)	(4,567,405)	(55,194,605)	(14,724,115)	(34,218,536)	(73,245,020)

172,690	(3,187,503)	(44,448,130)	(2,423,765)	(18,170,994)	(28,719,032)

(4,644,007)	885,879	(43,454,307)	(17,451,745)	(1,837,084)	(25,644,930)

29,973,557	29,087,678	72,541,985	128,145,323	129,982,407	155,627,337

$25,329,550	$29,973,557	$29,087,678	$110,693,578	$128,145,323	$129,982,407

178	Wells Fargo Advantage Equity Gateway Funds	Statements of Changes in Net Assets

	International Index Portfolio
	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011[1]	Year Ended September 30, 2010

Operations
Net investment income	$298,484	$602,278	$1,114,490
Net realized gains (losses) on investments	(216,414)	106,689	(801,132)
Net change in unrealized gains (losses) on investments	(4,785,517)	3,099,986	(991,719)

Net increase (decrease) in net assets resulting from operations	(4,703,447)	3,808,953	(678,361)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	2,118,790	1,716,859	11,233,320
Withdrawals	(2,182,156)	(4,449,501)	(54,306,160)

Net increase (decrease) in net assets resulting from capital share transactions	(63,366)	(2,732,642)	(43,072,840)

Total increase (decrease) in net assets	(4,766,813)	1,076,311	(43,751,201)

Net assets
Beginning of period	30,001,553	28,925,242	72,676,443

End of period	$25,234,740	$30,001,553	$28,925,242

1.	For the eight months ended May 31, 2011. The Portfolio changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Equity Gateway Funds	179

International Value Portfolio			Large Company Value Portfolio
Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011¹	Year Ended September 30, 2010	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011¹	Year Ended September 30, 2010

$3,339,758	$6,878,514	$7,152,453	$566,949	$692,029	$3,322,328
1,745,196	7,199,580	(14,924,156)	376,773	4,424,055	(5,588,885)
(63,335,529)	28,009,577	10,068,193	(7,604,642)	7,577,198	5,925,992

(58,250,575)	42,087,671	2,296,490	(6,660,920)	12,693,282	3,659,435

13,478,683	19,826,166	39,614,812	1,312,400	1,115,573	20,692,280
(7,055,230)	(7,742,732)	(59,159,900)	(4,362,832)	(10,958,496)	(223,668,350)

6,423,453	12,083,434	(19,545,088)	(3,050,432)	(9,842,923)	(202,976,070)

(51,827,122)	54,171,105	(17,248,598)	(9,711,352)	2,850,359	(199,316,635)

351,964,671	297,793,566	315,042,164	66,836,096	63,985,737	263,302,372

$300,137,549	$351,964,671	$297,793,566	$57,124,744	$66,836,096	$63,985,737

180	Wells Fargo Advantage Equity Gateway Funds	Statements of Changes in Net Assets

	Small Cap Value Portfolio
	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011[1]	Year Ended September 30, 2010

Operations
Net investment income (loss)	$281,868	$187,125	$579,980
Net realized gains (losses) on investments	(928,471)	8,346,315	(12,558,165)
Net change in unrealized gains (losses) on investments	(3,418,235)	(460,314)	17,092,947

Net increase (decrease) in net assets resulting from operations	(4,064,838)	8,073,126	5,114,762

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	2,581,835	4,558,725	10,637,680
Withdrawals	(6,636,241)	(16,326,782)	(175,872,745)

Net increase (decrease) in net assets resulting from capital share transactions	(4,054,406)	(11,768,057)	(165,235,065)

Total increase (decrease) in net assets	(8,119,244)	(3,694,931)	(160,120,303)

Net assets
Beginning of period	55,314,224	59,009,155	219,129,458

End of period	$47,194,980	$55,314,224	$59,009,155

1.	For the eight months ended May 31, 2011. The Portfolio changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Equity Gateway Funds	181

Small Company Growth Portfolio			Small Company Value Portfolio
Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011[1]	Year Ended September 30, 2010	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011[1]	Year Ended September 30, 2010

$(269,786)	$(919,427)	$(1,593,006)	$742,036	$2,097,315	$516,369
16,356,275	73,545,208	58,656,563	8,317,350	32,199,624	33,420,687
(64,478,727)	35,382,796	(11,673,458)	(37,448,905)	7,313,504	(12,991,739)

(48,392,238)	108,008,577	45,390,099	(28,389,519)	41,610,443	20,945,317

7,864,923	29,588,632	46,698,694	16,197,191	65,987,106	28,466,433
(24,728,965)	(106,224,216)	(180,510,140)	(24,380,259)	(31,403,251)	(128,081,070)

(16,864,042)	(76,635,584)	(133,811,446)	(8,183,068)	34,583,855	(99,614,637)

(65,256,280)	31,372,993	(88,421,347)	(36,572,587)	76,194,298	(78,669,320)

334,739,886	303,366,893	391,788,240	236,756,841	160,562,543	239,231,863

$269,483,606	$334,739,886	$303,366,893	$200,184,254	$236,756,841	$160,562,543

182	Wells Fargo Advantage Equity Gateway Funds	Financial Highlights

	Ratio to Average Net Assets (Annualized)			Total Return[1]	Portfolio Turnover Rate
	Net Investment Income (Loss)	Gross Expenses	Net Expenses

C&B Large Cap Value Portfolio
June 1, 2011 to November 30, 2011 (Unaudited)	2.06%	0.67%	0.67%	(7.93)%	14%
October 1, 2010 to May 31, 2011[2]	1.27%	0.67%	0.67%	18.08%	17%
October 1, 2009 to September 30, 2010	1.40%	0.70%	0.68%	7.49%	13%
October 1, 2008 to September 30, 2009	2.19%	0.73%	0.64%	(5.53)%	28%
October 1, 2007 to September 30, 2008	1.71%	0.73%	0.68%	(20.18)%	21%
October 1, 2006 to September 30, 2007	1.48%	0.74%	0.68%	11.88%	24%
October 1, 2005 to September 30, 2006	1.77%	0.76%	0.66%	15.30%	29%

Diversified Large Cap Growth Portfolio
June 1, 2011 to November 30, 2011 (Unaudited)	0.28%	0.70%	0.62%	(5.55)%	48%
October 1, 2010 to May 31, 2011[2], 3	0.40%	0.69%	0.62%	22.78%	101%
October 1, 2009 to Septmeber 30, 2010[3]	0.66%	0.70%	0.62%	7.51%	11%
October 1, 2008 to Septmeber 30, 2009[3]	0.97%	0.70%	0.62%	3.31%	13%
October 1, 2007 to Septmeber 30, 2008[3]	0.48%	0.68%	0.67%	(22.59)%	7%
October 1, 2006 to Septmeber 30, 2007[3]	0.46%	0.70%	0.68%	17.80%	10%
October 1, 2005 to September 30, 2006[3]	0.14%	0.70%	0.61%	1.41%	6%

Emerging Growth Portfolio
June 1, 2011 to November 30, 2011 (Unaudited)	(0.59)%	0.81%	0.81%	(8.40)%	31%
October 1, 2010 to May 31, 2011[2]	(0.77)%	0.94%	0.91%	37.91%	59%
October 1, 2009 to September 30, 2010	(0.66)%	1.02%	0.94%	20.49%	97%
October 1, 2008 to September 30, 2009	(0.53)%	0.94%	0.91%	(5.70)%	147%
October 1, 2007 to September 30, 2008	(0.49)%	0.93%	0.92%	(30.95)%	191%
January 31, 2007[4] to September 30, 2007	(0.54)%	1.01%	0.99%	24.40%	125%

Equity Value Portfolio
June 1, 2011 to November 30, 2011 (Unaudited)	1.64%	0.65%	0.65%	(13.81)%	49%
October 1, 2010 to May 31, 2011[2]	0.79%	0.68%	0.68%	20.88%	90%
October 1, 2009 to September 30, 2010	0.87%	0.71%	0.69%	9.75%	122%
October 1, 2008 to September 30, 2009	1.89%	0.73%	0.69%	(7.21)%	142%
October 1, 2007 to September 30, 2008	1.68%	0.74%	0.70%	(27.44)%	152%
October 1, 2006 to September 30, 2007	1.29%	0.77%	0.69%	20.21%	108%
October 1, 2005 to September 30, 2006	1.18%	0.78%	0.77%	10.73%	107%

Index Portfolio
June 1, 2011 to November 30, 2011 (Unaudited)	2.11%	0.10%	0.10%	(6.30)%	7%
October 1, 2010 to May 31, 2011[2]	1.93%	0.10%	0.10%	19.39%	3%
October 1, 2009 to September 30, 2010	2.01%	0.10%	0.10%	9.97%	22%
October 1, 2008 to September 30, 2009	2.61%	0.12%	0.10%	(7.00)%	10%
October 1, 2007 to September 30, 2008	2.07%	0.11%	0.11%	(22.28)%	5%
October 1, 2006 to September 30, 2007	1.86%	0.11%	0.10%	16.35%	8%
October 1, 2005 to September 30, 2006	1.86%	0.11%	0.11%	10.70%	9%

International Equity Portfolio
June 1, 2011 to November 30, 2011 (Unaudited)	1.11%	1.17%	1.17%	(16.47)%	32%
October 1, 2010 to May 31, 2011[2]	1.34%	1.18%	1.18%	14.83%	35%
October 1, 2009 to September 30, 2010	0.61%	1.31%	1.28%	6.57%	105%
October 1, 2008 to September 30, 2009	1.77%	1.23%	1.15%	(10.14)%	212%
October 1, 2007 to September 30, 2008	1.60%	1.14%	1.12%	(31.42)%	55%
October 1, 2006 to September 30, 2007	1.27%	1.09%	1.08%	23.70%	66%
October 1, 2005 to September 30, 2006	1.99%	1.09%	1.03%	14.58%	39%

International Growth Portfolio
June 1, 2011 to November 30, 2011 (Unaudited)	0.85%	0.97%	0.90%	(12.50)%	39%
October 1, 2010 to May 31, 2011[2]	1.62%	1.10%	1.10%	15.00%	53%
October 1, 2009 to September 30, 2010	0.89%	1.42%	1.20%	3.25%	89%
October 1, 2008 to September 30, 2009	1.71%	1.14%	1.11%	6.23%	95%
October 1, 2007 to September 30, 2008	1.17%	1.08%	1.05%	(28.68)%	57%
October 1, 2006 to September 30, 2007	1.09%	1.06%	1.03%	27.40%	73%
October 1, 2005 to September 30, 2006	0.87%	1.07%	0.98%	19.95%	62%

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Equity Gateway Funds	183

	Ratio to Average Net Assets (Annualized)			Total Return[1]	Portfolio Turnover Rate
	Net Investment Income (Loss)	Gross Expenses	Net Expenses

International Index Portfolio
June 1, 2011 to November 30, 2011 (Unaudited)	2.28%	0.76%	0.39%	(16.21)%	3%
October 1, 2010 to May 31, 2011[2]	3.09%	0.48%	0.48%	13.78%	3%
October 1, 2009 to September 30, 2010	2.17%	0.77%	0.65%	2.47%	20%
October 1, 2008 to September 30, 2009	2.86%	0.55%	0.46%	1.65%	13%
October 1, 2007 to September 30, 2008	2.84%	0.51%	0.50%	(29.67)%	14%
October 1, 2006 to September 30, 2007	2.15%	0.49%	0.49%	24.52%	3%
October 1, 2005 to September 30, 2006	2.59%	0.49%	0.37%	19.44%	7%

International Value Portfolio
June 1, 2011 to November 30, 2011 (Unaudited)	2.14%	0.91%	0.85%	(16.62)%	3%
October 1, 2010 to May 31, 2011[2]	3.14%	0.94%	0.94%	14.00%	16%
October 1, 2009 to September 30, 2010	2.41%	1.20%	1.06%	0.92%	27%
October 1, 2008 to September 30, 2009	2.72%	1.08%	1.03%	5.26%	41%
October 1, 2007 to September 30, 2008	3.68%	1.07%	1.01%	(34.21)%	23%
October 1, 2006 to September 30, 2007	2.47%	1.07%	1.03%	21.91%	19%
October 1, 2005 to September 30, 2006	2.34%	1.09%	1.09%	19.32%	31%

Large Company Value Portfolio
June 1, 2011 to November 30, 2011 (Unaudited)	1.92%	0.76%	0.74%	(9.94)%	85%
October 1, 2010 to May 31, 2011[2]	1.58%	0.78%	0.74%	21.46%	38%
October 1, 2009 to September 30, 2010	1.73%	0.73%	0.72%	7.02%	46%
October 1, 2008 to September 30, 2009	2.69%	0.75%	0.69%	(9.66)%	11%
October 1, 2007 to September 30, 2008	2.16%	0.75%	0.57%	(23.18)%	8%
October 1, 2006 to September 30, 2007	1.91%	0.76%	0.57%	15.91%	16%
October 1, 2005 to September 30, 2006	1.84%	0.75%	0.70%	11.21%	7%

Small Cap Value Portfolio
June 1, 2011 to November 30, 2011 (Unaudited)	1.18%	0.94%	0.91%	(7.74)%	15%
October 1, 2010 to May 31, 2011[2]	0.47%	0.95%	0.91%	13.14%	57%
October 1, 2009 to September 30, 2010	0.66%	0.94%	0.91%	9.60%	38%
October 1, 2008 to September 30, 2009	1.31%	0.91%	0.74%	(8.76)%	50%
October 1, 2007 to September 30, 2008	0.80%	0.91%	0.83%	(16.47)%	46%
October 1, 2006 to September 30, 2007	0.30%	0.93%	0.92%	8.65%	64%
January 31, 2006[4] to September 30, 2006	0.75%	0.94%	0.75%	0.60%	37%

Small Company Growth Portfolio
June 1, 2011 to November 30, 2011 (Unaudited)	(0.19)%	0.83%	0.83%	(14.79)%	38%
October 1, 2010 to May 31, 2011[2]	(0.42)%	0.83%	0.83%	39.64%	70%
October 1, 2009 to September 30, 2010	(0.48)%	0.87%	0.86%	15.25%	129%
October 1, 2008 to September 30, 2009	(0.53)%	0.89%	0.87%	1.75%	169%
October 1, 2007 to September 30, 2008	(0.53)%	0.89%	0.89%	(27.50)%	150%
October 1, 2006 to September 30, 2007	(0.46)%	0.90%	0.90%	17.74%	138%
October 1, 2005 to September 30, 2006	(0.33)%	0.91%	0.90%	7.02%	125%

Small Company Value Portfolio
June 1, 2011 to November 30, 2011 (Unaudited)	0.73%	0.84%	0.84%	(12.34)%	32%
October 1, 2010 to May 31, 2011[2]	1.60%	0.84%	0.84%	26.72%	47%
October 1, 2009 to September 30, 2010	0.31%	0.89%	0.89%	16.38%	60%
October 1, 2008 to September 30, 2009	1.16%	0.90%	0.88%	(6.28)%	99%
October 1, 2007 to September 30, 2008	1.02%	0.90%	0.89%	(22.01)%	82%
October 1, 2006 to September 30, 2007	0.53%	0.93%	0.92%	6.53%	69%
October 1, 2005 to September 30, 2006	0.64%	0.92%	0.79%	6.70%	114%

1.	Returns for periods of less than one year are not annualized.

2.	For the eight months ended May 31, 2011. The Portfolio changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

3.	After the close of business on January 28, 2011, Diversified Large Cap Growth Portfolio acquired the net assets of Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio and Wells Fargo Advantage Large Company Growth Portfolio. Wells Fargo Advantage Large Company Growth Portfolio became the accounting and performance survivor in the transaction. The information for the periods prior to January 31, 2011 is that of Wells Fargo Advantage Large Company Growth Portfolio.

4.	Commencement of operations.

184	Wells Fargo Advantage Equity Gateway Funds	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following funds: Wells Fargo Advantage C&B Large Cap Value Portfolio (“C&B Large Cap Value Portfolio”), Wells Fargo Advantage Diversified Large Cap Growth Portfolio (“Diversified Large Cap Growth Portfolio”), Wells Fargo Advantage Emerging Growth Portfolio (“Emerging Growth Portfolio”), Wells Fargo Advantage Equity Value Portfolio (“Equity Value Portfolio”), Wells Fargo Advantage Index Portfolio (“Index Portfolio”), Wells Fargo Advantage International Equity Portfolio (“International Equity Portfolio”), Wells Fargo Advantage International Growth Portfolio (“International Growth Portfolio”), Wells Fargo Advantage International Index Portfolio (“International Index Portfolio”), Wells Fargo Advantage International Value Portfolio (“International Value Portfolio”), Wells Fargo Advantage Large Company Value Portfolio (“Large Company Value Portfolio”) (formerly, Wells Fargo Advantage Disciplined Value Portfolio), Wells Fargo Advantage Small Cap Value Portfolio (“Small Cap Value Portfolio”), Wells Fargo Advantage Small Company Growth Portfolio (“Small Company Growth Portfolio”) and Wells Fargo Advantage Small Company Value Portfolio (“Small Company Value Portfolio”), (each, a “Portfolio”, collectively, the “Portfolios”). Each Portfolio is a diversified series of the Trust.

The Portfolios, which are master portfolios in a master/feeder structure, offer their securities to multiple feeder funds and other master portfolios rather than directly to the public.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq (and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less) the price will be deemed “stale” and the valuations will be determined in accordance with the Portfolios’ Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Certain fixed income securities with maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Portfolios’ Fair Value Procedures.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	185

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Foreign currency translation

The accounting records of the Portfolios are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Forward foreign currency contracts

Certain Portfolios may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Portfolio enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Portfolio from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Portfolio’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty.

Security loans

The Portfolios may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. A Portfolio continues to receive interest or dividends on the securities loaned. A Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In the event of default or bankruptcy by the borrower, a Portfolio could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolios lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with their securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks

186	Wells Fargo Advantage Equity Gateway Funds	Notes to Financial Statements (Unaudited)

to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statements of Operations.

In a securities lending transaction, the net asset value of a Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by a Portfolio fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Portfolios’ former securities lending agent, as the various participating Portfolios’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Portfolios recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating fund’s percentage ownership of the joint account as of such date.

Futures contracts

Certain Portfolios may be subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolios may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Federal and other taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends and gains have been distributed by the Portfolio.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	187

Each Portfolio’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including each Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2011, the inputs used in valuing each Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
C&B Large Cap Value Portfolio

Equity securities
Common stocks	$345,093,301	$0	$0	$345,093,301
Preferred stocks	3,889,600	0	0	3,889,600

Other	0	0	1,418,012	1,418,012

Short-term investments
Investment companies	4,411,441	52,836,424	0	57,247,865
Total	$353,394,342	$52,836,424	$1,418,012	$407,648,778
Diversified Large Cap Growth Portfolio

Equity securities
Common stocks	$166,734,246	$0	$0	$166,734,246

Other	0	0	1,409,611	1,409,611

Short-term investments
Investment companies	2,882,662	17,993,437	0	20,876,099
Total	$169,616,908	$17,993,437	$1,409,611	$189,019,956
Emerging Growth Portfolio

Equity securities
Common stocks	$964,238,947	$0	$0	$964,238,947
Investment companies	11,956,845	0	0	11,956,845

Other	0	0	4,347,295	4,347,295

Short-term investments
Investment companies	18,153,007	285,197,862	0	303,350,869
Total	$994,348,799	$285,197,862	$4,347,295	$1,283,893,956

188	Wells Fargo Advantage Equity Gateway Funds	Notes to Financial Statements (Unaudited)

Investments in Securities	Quoted Prices (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Equity Value Portfolio

Equity securities
Common stocks	$1,016,524,201		$0		$0	$1,016,524,201

Other	0		0		1,171,717	1,171,717

Short-term investments
Investment companies	9,432,926		85,549,102		0	94,982,028
Total	$1,025,957,127		$85,549,102		$1,171,717	$1,112,677,946
Index Portfolio

Equity securities
Common stocks	$2,269,038,479		$0		$0	$2,269,038,479
Investment companies	26,225,174		0		0	26,225,174

Other	0		0		4,135,727	4,135,727

Short-term investments
Investment companies	48,382,969		162,307,269		0	210,690,238
U.S. Treasury securities	5,649,913		0		0	5,649,913
Total	$2,349,296,535		$162,307,269		$4,135,727	$2,515,739,531
International Equity Portfolio

Equity securities
Common stocks	$2,355,967	*	$20,817,073	*	$0	$23,173,040

Short-term investments
Investment companies	2,230,456		974,654		0	3,205,110
Total	$4,586,423		$21,791,727		$0	$26,378,150
International Growth Portfolio

Equity securities
Common stocks	$13,706,857	*	$93,059,601	*	$0	$106,766,458

Short-term investments
Investment companies	4,796,723		1,658,460		0	6,455,183
Total	$18,503,580		$94,718,061		$0	$113,221,641
International Index Portfolio

Equity securities
Common stocks	$191,292	*	$24,574,503	*	$0	$24,765,795
Preferred stocks	0	*	131,277	*	0	131,277
Rights	0		43		0	43
Warrants	0		346		0	346

Short-term investments
Investment companies	395,186		141,007		0	536,193
Total	$586,478		$24,847,176		$0	$25,433,654
International Value Portfolio

Equity securities
Common stocks	$17,469,583	*	$266,819,309	*	$0	$284,288,892
Preferred stocks	2,010,421		0		0	2,010,421
Rights	0		3,664		0	3,664

Short-term investments
Investment companies	4,700,685		9,825,883		0	14,526,568
Total	$24,180,689		$276,648,856		$0	$300,829,545

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	189

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Large Company Value Portfolio

Equity securities
Common stocks	$55,571,391	$0	$0	$55,571,391

Other	0	0	91,057	91,057

Short-term investments
Investment companies	1,359,447	9,306,725	0	10,666,172
Total	$56,930,838	$9,306,725	$91,057	$66,328,620
Small Cap Value Portfolio

Equity securities
Common stocks	$44,082,877	$0	$0	$44,082,877
Investment companies	660,769	0	0	660,769
Warrants	0	33,742	0	33,742

Short-term investments
Investment companies	2,424,833	0	0	2,424,833
Total	$47,168,479	$33,742	$0	$47,202,221
Small Company Growth Portfolio

Equity securities
Common stocks	$228,436,746	$0	$0	$228,436,746

Other	0	0	1,694,964	1,694,964

Short-term investments
Investment companies	11,046,944	52,114,935	0	$63,161,879
Total	$239,483,690	$52,114,935	$1,694,964	$293,293,589
Small Company Value Portfolio

Equity securities
Common stocks	$195,351,932	$0	$0	$195,351,932

Other	0	0	1,186,656	1,186,656

Short-term investments
Investment companies	3,203,509	59,966,849	0	63,170,358
Total	$198,555,441	$59,966,849	$1,186,656	$259,708,946

*	Transfers in and transfers out are recognized at the end of the reporting period. At the end of the period, foreign securities held by International Equity Portfolio, International Growth Portfolio, International Index Portfolio and International Value Portfolio which were valued in the amount of $19,704,621, $75,845,470, $24,333,334 and $259,194,704, respectively, in common stocks and $131,277 in preferred stocks for International Index Portfolio were transferred out of Level 1 and into Level 2 since adjustments to prices of foreign securities were necessary at November 30, 2011 due to movements against a specified benchmark.

For the six months ended November 30, 2011, except for International Equity Portfolio, International Growth Portfolio, International Index Portfolio and International Value Portfolio, all other Portfolios did not have any significant transfers into/out of Level 1 and Level 2.

Further details on the major security types listed above can be found in each Portfolio of Investments.

190	Wells Fargo Advantage Equity Gateway Funds	Notes to Financial Statements (Unaudited)

As of November 30, 2011, the inputs used in valuing each Portfolio’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Future contracts+
Index Portfolio	$5,342,140	$0	$0	$5,342,140
International Index Portfolio	25,857	0	0	25,857
Forward foreign currency contracts+
International Equity Portfolio	0	(31,238)	0	(31,238)

+	Futures contracts and forward foreign currency contracts are presented at the unrealized gains or losses on the instruments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	C&B Large Cap Value Portfolio	Diversified Large Cap Growth Portfolio	Emerging Growth Portfolio
	Other	Other	Other
Balance as of May 31, 2011	$1,797,378	$1,786,730	$775,992
Accrued discounts (premiums)	0	0	0
Realized gains (losses)	0	0	0
Change in unrealized gains (losses)	(69,706)	(69,294)	(213,703)
Purchases	0	0	0
Sales	(309,660)	(307,825)	(380,816)
Transfers into Level 3	0	0	4,165,822 *
Transfers out of Level 3	0	0	0
Balance as of November 30, 2011	$1,418,012	$1,409,611	$4,347,295
Change in unrealized gains (losses) relating to securities still held at November 30, 2011	$(219,571)	$(218,270)	$(673,153)

*	Amount represents securities received from the reorganization of Wells Fargo Advantage Small Cap Growth Fund into Wells Fargo Advantage Emerging Growth Fund on August 26, 2011.

	Equity Value Portfolio	Index Portfolio	Large Company Value Portfolio
	Other	Other	Other
Balance as of May 31, 2011	$1,250,495	$5,242,173	$115,417
Accrued discounts (premiums)	0	0	0
Realized gains (losses)	0	0	0
Change in unrealized gains (losses)	(57,599)	(203,303)	(4,476)
Purchases	0	0	0
Sales	(227,694)	(903,143)	(19,884)
Transfers into Level 3	206,515 **	0	0
Transfers out of Level 3	0	0	0
Balance as of November 30, 2011	$1,171,717	$4,135,727	$91,057
Change in unrealized gains (losses) relating to securities still held at November 30, 2011	$(181,433)	$(640,393)	$(14,100)

**	Amount represents securities received from the reorganization of Wells Fargo Advantage Classic Value Fund into Wells Fargo Advantage Equity Value Fund on August 26, 2011.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	191

	Small Cap Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio
	Warrants	Other	Other
Balance as of May 31, 2011	$18,117	$2,148,424	$1,504,126
Accrued discounts (premiums)	0	0	0
Realized gains (losses)	0	0	0
Change in unrealized gains (losses)	(6,646)	(83,320)	(58,333)
Purchases	0	0	0
Sales	0	(370,140)	(259,137)
Transfers into Level 3	0	0	0
Transfers out of Level 3	(11,471)	0	0
Balance as of November 30, 2011	$0	$1,694,964	$1,186,656
Change in unrealized gains (losses) relating to securities still held at November 30, 2011	$0	$(262,455)	$(183,747)

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fees

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-advisers, who are responsible for day-to-day portfolio management of the Portfolios.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Portfolios. Funds Management has engaged Wells Capital Management (an affiliate of Funds Management), Peregrine Capital Management, Inc. (an affiliate of Funds Management), Artisan Partners Limited Partnership, Cooke & Bieler, L.P., LSV Asset Management, SSgA Funds Management, Inc., Systematic Financial Management, L.P., Golden Capital Management, LLC (an affiliate of Funds Management) and Phocas Financial Corporation as sub-advisers.

192	Wells Fargo Advantage Equity Gateway Funds	Notes to Financial Statements (Unaudited)

The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Portfolio to the adviser. The adviser and sub-advisers are each entitled to receive an annual fee which is calculated based on the average daily net assets of each Portfolio as follows:

	Advisory Fee		Effective rate for the six months ended November 30, 2011	Sub-adviser	Sub-advisory Fee
	starting at	declining to			starting at	declining to
C&B Large Cap Value Portfolio	0.65%	0.55%	0.65%	Cooke & Bieler, L.P.	0.45%	0.30%
Diversified Large Cap Growth Portfolio	0.65	0.55	0.65	Wells Capital Management	0.35	0.15
Emerging Growth Portfolio	0.80	0.70	0.79	Wells Capital Management	0.55	0.40
Equity Value Portfolio	0.65	0.55	0.64	Systematic Financial Management, L.P.	0.30	0.10
Index Portfolio	0.10	0.05	0.09	Golden Capital Management, LLC*	0.05*	0.02	*
International Equity Portfolio	0.85	0.70	0.85	Wells Capital Management	0.45	0.40
International Growth Portfolio	0.85	0.70	0.85	Artisan Partners Limited Partnership	0.80	0.50
International Index Portfolio	0.35	0.30	0.35	SSgA Funds Management, Inc.	0.08	0.06
International Value Portfolio	0.85	0.70	0.85	LSV Asset Management	0.35	0.30
Large Company Value Portfolio	0.65	0.55	0.65	Phocas Financial Corporation**	0.29**	0.20	**
Small Cap Value Portfolio	0.80	0.70	0.80	Wells Capital Management	0.55	0.40
Small Company Growth Portfolio	0.80	0.70	0.80	Peregrine Capital Management, Inc.	0.90	0.55
Small Company Value Portfolio	0.80	0.70	0.80	Peregrine Capital Management, Inc.	***		***

*	Prior to October 1, 2011, the Portfolio paid Wells Capital Management a sub-advisory fee which started at 0.05% and declined to 0.02% as average daily net assets increased.

**	Prior to August 29, 2011, the Portfolio paid Wells Capital Management a sub-advisory fee which started at 0.35% and declined to 0.15% as average daily net assets increased.

***	For Small Company Value Portfolio, the sub-advisory fee starts at 0.50% and increases to 0.75% as its average net assets increase.

Funds Management has contractually waived and/or reimbursed advisory fees to the extent necessary to maintain certain net operating expense ratios for the Portfolios.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	193

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities (securities with maturities of one year or less at purchase date), for the six months ended November 30, 2011 were as follows:

	Purchases at Cost	Sales Proceeds
C&B Large Cap Value Portfolio	$52,421,040	$80,827,652
Diversified Large Cap Growth Portfolio	85,123,254	103,260,351
Emerging Growth Portfolio	180,891,820	370,435,198
Equity Value Portfolio	365,798,974	366,071,997
Index Portfolio	153,055,498	171,683,168
International Equity Portfolio	8,543,152	8,295,598
International Growth Portfolio	44,301,554	44,769,574
International Index Portfolio	914,294	944,368
International Value Portfolio	17,269,568	9,485,535
Large Company Value Portfolio	50,538,512	53,008,605
Small Cap Value Portfolio	7,146,615	11,038,181
Small Company Growth Portfolio	104,788,256	153,205,938
Small Company Value Portfolio	65,662,710	72,378,506

6. DERIVATIVE TRANSACTIONS

During the six months ended November 30, 2011, Index Portfolio, International Index Portfolio and Large Company Value Portfolio used uninvested cash to enter into futures contracts to gain market exposure.

At November 30, 2011, the Portfolios had long futures contracts outstanding as follows:

	Expiration Date	Contracts	Type	Contract Value at November 30, 2011	Net Unrealized Gains (Losses)
Index Portfolio	December 2011	192 Long	S&P 500 Index	$59,808,000	$5,342,140
International Index Portfolio	December 2011	9 Long	MSCI EAFE Index	652,635	25,857

As of November 30, 2011, Large Company Value Portfolio did not have any open futures contracts but had an average notional amount of $463,181 in long futures contracts during the six months ended November 30, 2011. Index Portfolio and International Index Portfolio had average notional amounts of $40,849,179 and $611,640, respectively, in long futures contracts during the six months ended November 30, 2011. As of November 30, 2011, International Index Portfolio had segregated $147,707 as cash collateral for open futures contracts.

The receivable for daily variation margin on open futures contracts reflected in the Statements of Assets and Liabilities only represents the current day’s variation margin.

During the six months ended November 30, 2011, International Equity Portfolio entered into forward foreign currency contracts for economic hedging purposes.

194	Wells Fargo Advantage Equity Gateway Funds	Notes to Financial Statements (Unaudited)

At November 30, 2011, International Equity Portfolio had forward foreign currency contracts outstanding as follows:

Forward Foreign Currency Contracts to Buy:

Exchange Date	Counterparty	Contracts to Receive		U.S. Value at November 30, 2011	In Exchange for U.S. $	Net Unrealized Gains (Losses)
12/21/2011	Brown Brothers Harriman	235,950	EUR	$317,106	$332,859	$(15,753)
12/21/2011	Brown Brothers Harriman	235,950	EUR	317,106	326,713	(9,607)
01/05/2012	Barclays	460,000	GBP	721,470	726,050	(4,580)

Forward Foreign Currency Contracts to Sell:

Exchange Date	Counterparty	Contracts to Deliver		U.S. Value at November 30, 2011	In Exchange for U.S. $	Net Unrealized Gains (Losses)
12/21/2011	Brown Brothers Harriman	471,900	EUR	$634,212	$641,090	$6,878
01/05/2012	Barclays	460,000	GBP	721,470	713,294	(8,176)

The International Equity Portfolio had average contract amounts of $495,617 and $766,923 in forward foreign currency contracts to buy and forward foreign currency contracts to sell, respectively, during the six months ended November 30, 2011.

The fair value, realized gains or losses and change in unrealized gains or losses on derivative instruments are reflected in the appropriate financial statements.

7. ACQUISITIONS

After the close of business on January 28, 2011, Diversified Large Cap Growth Portfolio acquired the net assets of Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio and Wells Fargo Advantage Large Company Growth Portfolio. The purpose of the transactions was to combine four funds with similar investment objectives and strategies. Diversified Large Cap Growth Portfolio was newly created to receive the assets of Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio and Wells Fargo Advantage Large Company Growth Portfolio. Wells Fargo Advantage Large Company Growth Portfolio became the accounting and performance survivor in the reorganization. The investment portfolio of Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio and Wells Fargo Advantage Large Company Growth Portfolio with fair values of $39,103,183, $19,707,063 and $128,195,321, respectively, and identified costs of $38,164,693, $19,599,174 and $118,513,716, respectively, at January 28, 2011, were the principal assets acquired by Diversified Large Cap Growth Portfolio. For financial reporting purposes, assets received by Diversified Large Cap Growth Portfolio were recorded at fair value; however, the cost basis of the investments received from Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio and Wells Fargo Advantage Large Company Growth Portfolio were carried forward to align ongoing reporting of Diversified Large Cap Growth Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The value of net assets acquired and unrealized gains (losses) acquired were as follows:

Acquired Fund	Value of Net Assets Acquired	Unrealized Gains
Wells Fargo Advantage Disciplined Growth Portfolio	$38,752,540	$938,490
Wells Fargo Advantage Large Cap Appreciation Portfolio	19,564,704	107,889
Wells Fargo Advantage Large Company Growth Portfolio	135,797,112	9,681,605

The aggregate net assets of Diversified Large Cap Growth Portfolio immediately before and after the acquisitions were $135,797,112 and $194,114,356, respectively.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	195

Assuming the acquisitions had been completed October 1, 2010, the beginning of the annual reporting period for Diversified Large Cap Growth Portfolio, the pro forma results of operations for the eight months ended May 31, 2011 would have been:

Net investment income	$597,721
Net realized and unrealized gains on investments	$39,879,016
Net increase in net assets resulting from operations	$40,476,737

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

196	Wells Fargo Advantage Equity Gateway Funds	Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the proxies relating to portfolio securities were voted during the most recent 12-month period ended June 30 is available without charge on the Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Funds are publicly available on the Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information is publicly available on the Web site on a monthly, seven-day or more delayed basis. Each Fund and Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, each Fund and Portfolio’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other Information (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	197

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trusts and Officers of the Trusts. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of each Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 138 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

198	Wells Fargo Advantage Equity Gateway Funds	Other Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at www.wellsfargo.com/advantagefunds.

List of Abbreviations	Wells Fargo Advantage Equity Gateway Funds	199

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPDR	— Standard & Poor’s Depositary Receipts
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

This page is intentionally left blank.

This page is intentionally left blank.

This page is intentionally left blank.

FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Funds’ Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Funds’ Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2011 Wells Fargo Funds Management, LLC. All rights reserved.

206769 01-12 SEGF/SAR111 11-11

Wells Fargo Advantage Income Funds

Semi-Annual Report

November 30, 2011

■	Wells Fargo Advantage Inflation-Protected Bond Fund

■	Wells Fargo Advantage Total Return Bond Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of November 30, 2011, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM ).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargo.com/advantagefunds. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $225 billion in assets under management, as of November 30, 2011.

Equity Funds
Asia Pacific Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Large Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
C&B Mid Cap Value Fund	Health Care Fund	Small Cap Value Fund
Capital Growth Fund	Index Fund	Small Company Growth Fund
Common Stock Fund	International Equity Fund	Small Company Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small/Mid Cap Core Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Social Sustainability Fund†
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Equity Value Fund	Precious Metals Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Asset Allocation Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Conservative Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Income Funds	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

During the period, fixed-income performance was best among the highest-quality securities and U.S. Treasuries

Thus, the theme for the period was an oscillation between risk aversion from global credit concerns and burgeoning trends of improving investor confidence.

Dear Valued Shareholder,

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Income Funds, which covers the six-month period that ended November 30, 2011. During the period, fixed-income performance was best among the highest-quality securities and U.S. Treasuries, as investors shifted allocations into safer havens when the Greek credit crisis escalated in August 2011 and amplified volatility through November 2011.

U.S. Treasuries and the highest-rated bonds performed best during the period.

In June 2011, fixed-income securities were generally in a modest decline after having strong performance in the prior two months. Some risk aversion returned to the fixed-income markets at the start of the period, but those trends turned around in July 2011, resulting in positive performance across nearly all fixed-income markets, including high yield. During the period, strategies that were broadly diversified across various sectors and credit-quality tiers generally outperformed strategies that were more heavily focused on U.S. Treasuries and the highest-quality fixed-income securities.

It appeared in July that economic optimism and investor confidence in the U.S. were on the upswing again. However, those trends didn’t last for long, but by no fault of the U.S. economy. The threat to confidence instead came from overseas, as the Greek credit crisis once again rippled through the global credit markets. In August 2011, the crisis crescendoed, stirring up a wave of global risk aversion that led to a powerful rally in U.S. Treasuries and a sharp decline in high-yield bond prices, most notably in the lowest-quality credit tiers. During this time, most investment-grade fixed-income markets continued to generate positive returns—but specific areas of the riskiest segments of the market declined—and U.S. Treasury yields set multi-decade lows, surpassing the low yield levels that were set in the summer of 2010.

In October 2011, the high-yield market recovered significantly, benefiting from improving policy indications from Europe and the formal announcement of a European debt deal late in the month. Once again, investor confidence was bolstered, but the trend didn’t last because another round of policy uncertainty in Europe welled up and risk aversion and credit fears returned. November 2011—the final month of the period—saw a modest decline in investment-grade corporate bond prices and a sharp correction in high-yield corporate bonds. Thus, the theme for the period was an oscillation between risk aversion from global credit concerns and burgeoning trends of improving investor confidence. On the whole, most investment-grade fixed-income markets generated positive returns, with U.S. Treasuries providing the best performance for the period, while high-yield markets and the riskiest segments of structured products declined.

The Federal Reserve launched Operation Twist in September.

While economic concerns and credit woes escalated in Europe, the growth outlook in the U.S. also continued to throttle back. This prompted the Federal Reserve (Fed) to intervene yet again with monetary accommodation—this time with “Operation Twist,” which was announced and launched in September 2011. Operation Twist was aimed at flattening the yield curve and driving long-term rates down by purchasing long-term Treasuries against selling short-term

Letter to Shareholders	Wells Fargo Advantage Income Funds	3

Treasuries off the Fed’s balance sheet. The Fed stated that it is unlikely to raise rates before mid-2013, thus keeping yields on Treasuries low. Treasury yields continued to rally from this policymaking, while credit spreads on corporate and securitized sectors widened with increasing risk aversion.

Economic conditions continued to face some headwinds in the form of languishing housing values and elevated levels of unemployment, which continued to create some volatility in the fixed-income markets during the period. While we cannot say definitively what near-term performance will look like, we continue to encourage investors to maintain fully diversified, actively managed portfolios, which may provide better protection from risk and added opportunities to capture relative value. While heightened volatility may be uncomfortable to experience in the short term, it may lead to unique opportunities to add relative value for investors with long-term investment horizons.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 110 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

In our opinion, diligent and earnest assessment of the fundamental risks in individual fixed-income securities will be a key differentiating factor between which investment strategies perform well and which do not. At Wells Fargo Advantage Funds, we intend to continue measuring relative-value opportunities in the fixed-income markets and across our lineup of Wells Fargo Advantage Income Funds. We believe it is particularly important to have diligent investment analysts in charge of investor assets in changing markets. As evidenced by the performance of fixed-income assets during the recent six-month period, heightened risks also often accompany such opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at www.wellsfargo.com/advantagefunds, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4	Wells Fargo Advantage Income Funds	Performance Highlights (Unaudited)

Wells Fargo Advantage Inflation-Protected Bond Fund1

INVESTMENT OBJECTIVE

The Fund seeks returns that exceed the rate of inflation over the long-term.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER FOR MASTER

PORTFOLIO

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Michael J. Bray, CFA

Jay N. Mueller, CFA

FUND INCEPTION

February 28, 2003

TEN LARGEST LONG-TERM HOLDINGS[2] (AS OF NOVEMBER 30, 2011)
TIPS, 3.88%, 4/19/2029	5.38%
TIPS, 1.13%, 1/15/2021	5.37%
TIPS, 1.25%, 7/15/2020	4.95%
TIPS, 2.38%, 1/15/2025	4.70%
TIPS, 2.50%, 7/15/2016	4.33%
TIPS, 0.50%, 4/15/2015	4.16%
TIPS, 2.00%, 1/15/2026	3.83%
TIPS, 2.00%, 7/15/2014	3.82%
TIPS, 2.13%, 2/15/2041	3.54%
TIPS, 2.00%, 1/15/2014	3.52%

EFFECTIVE MATURITY DISTRIBUTION[3] (AS OF NOVEMBER 30, 2011)

1.	The Fund is a gateway feeder fund that invests all of its assets in a single master portfolio of the Wells Fargo Master Trust (the “Master Trust”) with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests. See Notes to Financial Statements for a discussion of the Master Trust.

2.	The ten largest long-term holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the dates specified.

3.	Effective maturity represents the effective maturity of the master portfolio and is calculated based on the total long-term investments of the master portfolio. It is subject to change and may have changed since the date specified.

Performance Highlights (Unaudited)	Wells Fargo Advantage Income Funds	5

Wells Fargo Advantage Inflation-Protected Bond Fund (continued)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF NOVEMBER 30, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	Life of Fund	6 Months*	1 Year	5 Year	Life of Fund	Gross	Net[5]
Class A (IPBAX)	02/28/2003	2.56	5.66	5.52	4.86	7.39	10.64	6.49	5.42	1.05%	0.85%
Class B (IPBBX)**	02/28/2003	2.03	4.79	5.43	4.75	7.03	9.79	5.75	4.75	1.80%	1.60%
Class C (IPBCX)	02/28/2003	6.02	8.79	5.76	4.64	7.02	9.79	5.76	4.64	1.80%	1.60%
Administrator Class (IPBIX)	02/28/2003					7.50	10.88	6.82	5.69	0.99%	0.60%
Barclays Capital U.S. Treasury Inflation-Protected Securities Index[6]						8.15	11.76	7.44	6.27

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The principal value of and interest payments on inflation-protected debt securities tend to fall with the rate of inflation. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through September 30, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. Without this cap, the Fund’s returns would have been lower.

6.	The Barclays Capital U.S. Treasury Inflation-Protected Securities Index is an index of inflation-indexed linked U.S. Treasury securities. You cannot invest directly in an index.

6	Wells Fargo Advantage Income Funds	Performance Highlights (Unaudited)

Wells Fargo Advantage Total Return Bond Fund1

INVESTMENT OBJECTIVE

The Fund seeks total return, consisting of income and capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER FOR MASTER

PORTFOLIO

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Troy Ludgood

Thomas O’Connor, CFA

FUND INCEPTION

June 30, 1997

TEN LARGEST LONG-TERM HOLDINGS[2] (AS OF NOVEMBER 30, 2011)
U.S. Treasury Bond 1.00% 10/31/2016	3.93%
U.S. Treasury Note 1.00% 08/31/2016	3.39%
FNMA 6.00% 09/25/2035	2.99%
GNMA 1.00% 06/23/2041	2.65%
FNMA 6.00% 03/01/2034	2.17%
U.S. Treasury Bond 0.88% 11/30/2016	2.14%
U.S. Treasury Note 2.00% 11/15/2021	2.03%
FNMA 6.00% 03/01/2034	1.82%
FNMA 3.50% 12/01/2031	1.76%
U.S. Treasury Note 2.13% 08/15/2021	1.64%

PORTFOLIO ALLOCATION[3] (AS OF NOVEMBER 30, 2011)

1.	The Fund is a gateway feeder fund that invests all of its assets in a single master portfolio of the Wells Fargo Master Trust (the “Master Trust”) with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests. See Notes to Financial Statements for a discussion of the Master Trust.

2.	The ten largest long-term holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the dates specified.

3.	Portfolio allocation is subject to change and represents the portfolio allocation of the master portfolio which is calculated based on the total long-term investments of the master portfolio.

Performance Highlights (Unaudited)	Wells Fargo Advantage Income Funds	7

Wells Fargo Advantage Total Return Bond Fund (continued)

AVERAGE ANNUAL TOTAL RETURN4 (%) (AS OF NOVEMBER 30, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[5]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[6]
Class A (MBFAX)	10/31/2001	(1.22)	1.09	5.70	5.36	3.44	5.86	6.68	5.85	0.85%	0.83%
Class B (MBFBX)**	10/31/2001	(1.94)	0.08	5.49	5.25	3.06	5.08	5.81	5.25	1.60%	1.58%
Class C (MBFCX)	10/31/2001	2.07	4.10	5.81	4.96	3.07	5.10	5.81	4.96	1.60%	1.58%
Class R (WTRRX)	07/09/2010					3.36	5.60	6.37	5.51	1.10%	1.08%
Administrator Class (MNTRX)	06/30/1997					3.55	5.99	6.77	5.91	0.79%	0.70%
Institutional Class (MBFIX)	10/31/2001					3.62	6.29	7.05	6.17	0.52%	0.42%
Investor Class (WTRZX)	04/08/2005					3.48	5.83	6.58	5.67	0.88%	0.86%
Barclays Capital U.S. Aggregate Bond Index[7]						3.54	5.52	6.14	5.59

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R, Administrator Class, Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk and mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

4.	Historical performance shown for Class A, Class B, Class C, Class R and Investor Class shares prior to their inception reflects the performance of the Administrator Class shares, adjusted to reflect the higher expenses applicable to Class A, Class B, Class C, Class R and Investor Class shares. Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher. Effective June 20, 2008, Class Z was renamed Investor Class and modified to assume the features and attributes of the Investor Class.

5.	Reflects the expense ratios as stated in the most recent prospectuses.

6.	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. Without this cap, the Fund’s returns would have been lower.

7.	The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays Capital Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

8	Wells Fargo Advantage Income Funds	Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2011 to November 30, 2011.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Wells Fargo Advantage Inflation-Protected Bond Fund	Beginning Account Value 06-01-2011	Ending Account Value 11-30-2011	Expenses Paid During the Period	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,073.88	$4.41	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.75	$4.29	0.85%
Class B
Actual	$1,000.00	$1,070.30	$8.28	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.00	$8.07	1.60%
Class C
Actual	$1,000.00	$1,070.25	$8.28	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.00	$8.07	1.60%
Administrator Class
Actual	$1,000.00	$1,074.96	$3.06	0.59%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.05	$2.98	0.59%

Fund Expenses (Unaudited)	Wells Fargo Advantage Income Funds	9

Wells Fargo Advantage Total Return Bond Fund	Beginning Account Value 06-01-2011	Ending Account Value 11-30-2011	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,034.36	$4.17	0.82%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.90	$4.14	0.82%
Class B
Actual	$1,000.00	$1,030.59	$7.97	1.57%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.15	$7.92	1.57%
Class C
Actual	$1,000.00	$1,030.72	$7.97	1.57%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.15	$7.92	1.57%
Class R
Actual	$1,000.00	$1,033.60	$5.44	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.65	$5.40	1.07%
Administrator Class
Actual	$1,000.00	$1,035.50	$3.56	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.50	$3.54	0.70%
Institutional Class
Actual	$1,000.00	$1,036.17	$2.14	0.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.90	$2.12	0.42%
Investor Class
Actual	$1,000.00	$1,034.75	$4.32	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.75	$4.29	0.85%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

This page is intentionally left blank.

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Income Funds	11

INFLATION-PROTECTED BOND FUND

Security Name	Shares	Value

Affiliated Master Portfolio: 100.39%
Wells Fargo Advantage Inflation-Protected Bond Portfolio	N/A	$64,493,543

Total Affiliated Master Portfolio (Cost $58,488,201)		64,493,543

Total Investments in Securities
(Cost $58,488,201)*	100.39%	64,493,543
Other Assets and Liabilities, Net	(0.39)	(247,767)

Total Net Assets	100.00%	$64,245,776

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Income Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

TOTAL RETURN BOND FUND

Security Name	Shares	Value

Affiliated Master Portfolio: 100.07%
Wells Fargo Advantage Total Return Bond Portfolio	N/A	$3,123,659,260

Total Affiliated Master Portfolio (Cost $3,086,004,686)		3,123,659,260

Total Investments in Securities
(Cost $3,086,004,686)*	100.07%	3,123,659,260
Other Assets and Liabilities, Net	(0.07)	(2,093,386)

Total Net Assets	100.00%	$3,121,565,874

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities—November 30, 2011 (Unaudited)	Wells Fargo Advantage Income Funds	13

	Inflation-Protected Bond Fund	Total Return Bond Fund

Assets
Investments in affiliated Master Portfolio, at value	$64,493,543	$3,123,659,260
Receivable for Fund shares sold	74,332	3,824,936
Receivable from administrator	12,928	114,739
Prepaid expenses and other assets	15,996	292,426

Total assets	64,596,799	3,127,891,361

Liabilities
Dividends payable	26,201	724,178
Payable for Fund shares redeemed	283,316	4,265,568
Distribution fees payable	10,072	84,201
Due to other related parties	10,278	384,907
Accrued expenses and other liabilities	21,156	866,633

Total liabilities	351,023	6,325,487

Total net assets	$64,245,776	$3,121,565,874

NET ASSETS CONSIST OF
Paid-in capital	$56,479,327	$3,096,972,934
Undistributed (overdistributed) net investment income	836,468	(2,251,023)
Accumulated net realized gains (losses) on investments	924,639	(10,810,611)
Net unrealized gains on investments	6,005,342	37,654,574

Total net assets	$64,245,776	$3,121,565,874

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$35,653,342	$406,545,480
Shares outstanding – Class A	3,114,680	30,454,728
Net asset value per share – Class A	$11.45	$13.35
Maximum offering price per share – Class A2	$11.99	$13.98
Net assets – Class B	$1,169,686	$14,623,996
Shares outstanding – Class B	102,886	1,098,516
Net asset value per share – Class B	$11.37	$13.31
Net assets – Class C	$15,185,829	$118,542,483
Shares outstanding – Class C	1,334,174	8,959,206
Net asset value per share – Class C	$11.38	$13.23
Net assets – Class R	N/A	$14,393,528
Shares outstanding – Class R	N/A	1,102,457
Net asset value per share – Class R	N/A	$13.06
Net assets – Administrator Class	$12,236,919	$891,738,718
Shares outstanding – Administrator Class	1,064,400	68,301,434
Net asset value per share – Administrator Class	$11.50	$13.06
Net assets – Institutional Class	N/A	$1,623,205,352
Shares outstanding – Institutional Class	N/A	124,493,723
Net asset value per share – Institutional Class	N/A	$13.04
Net assets – Investor Class	N/A	$52,516,317
Shares outstanding – Investor Class	N/A	4,022,432
Net asset value per share – Investor Class	N/A	$13.06

Investments in affiliated Master Portfolio, at cost	$58,488,201	$3,086,004,686

1.	Each Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Income Funds	Statements of Operations—Six Months Ended November 30, 2011 (Unaudited)

	Inflation-Protected Bond Fund	Total Return Bond Fund

Investment income
Interest allocated from affiliated Master Portfolio	$1,468,607	$44,059,570
Expenses allocated from affiliated Master Portfolio	(171,079)	(5,593,623)
Waivers allocated from affiliated Master Portfolio	12,145	379,607

Total investment income	1,309,673	38,845,554

Expenses
Administration fees
Fund level	18,073	745,578
Class A	26,975	290,869
Class B	1,148	12,757
Class C	11,819	90,806
Class R	N/A	11,433
Administrator Class	11,185	478,142
Institutional Class	N/A	590,027
Investor Class	N/A	41,447
Shareholder servicing fees
Class A	42,148	454,483
Class B	1,793	19,705
Class C	18,467	141,885
Class R	N/A	17,865
Administrator Class	26,829	1,193,895
Investor Class	N/A	53,791
Distribution fees
Class B	5,379	59,797
Class C	55,403	425,654
Class R	N/A	17,865
Custody and accounting fees	1,645	56,819
Professional fees	10,751	9,371
Registration fees	22,723	29,778
Shareholder report expenses	9,900	20,101
Trustees’ fees and expenses	6,001	6,017
Other fees and expenses	2,096	14,178

Total expenses	272,335	4,782,263
Less: Fee waivers and/or expense reimbursements	(92,323)	(788,468)

Net expenses	180,012	3,993,795

Net investment income	1,129,661	34,851,759

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on securities transactions allocated from affiliated Master Portfolio	3,153,447	83,386,571
Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	1,584,897	(15,429,494)

Net realized and unrealized gains (losses) on investments	4,738,344	67,957,077

Net increase in net assets resulting from operations	$5,868,005	$102,808,836

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Income Funds	15

	Inflation-Protected Bond Fund
	Six Months Ended November 30, 2011 (Unaudited)		Year Ended May 31, 2011

Operations
Net investment income		$1,129,661		$2,236,931
Net realized gains on investments		3,153,447		2,308,269
Net change in unrealized gains (losses) on investments		1,584,897		1,075,308

Net increase in net assets resulting from operations		5,868,005		5,620,508

Distributions to shareholders from
Net investment income
Class A		(556,245)		(593,727)
Class B		(18,788)		(29,547)
Class C		(189,834)		(206,694)
Administrator Class		(421,945)		(769,687)

Total distributions to shareholders		(1,186,812)		(1,599,655)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	627,143	7,076,896	906,263	9,667,417
Class B	71,934	802,918	45,327	478,612
Class C	344,373	3,871,802	376,176	3,953,103
Administrator Class	284,044	3,189,953	1,328,686	14,107,720

		14,941,569		28,206,852

Reinvestment of distributions
Class A	43,059	484,032	48,635	518,389
Class B	930	10,359	1,930	20,399
Class C	11,256	125,693	13,003	138,172
Administrator Class	32,300	362,309	62,335	668,439

		982,393		1,345,399

Payment for shares redeemed
Class A	(377,873)	(4,250,776)	(1,056,247)	(11,157,237)
Class B	(115,845)	(1,291,021)	(189,799)	(1,990,792)
Class C	(327,636)	(3,668,073)	(298,461)	(3,129,466)
Administrator Class	(2,506,381)	(28,801,047)	(902,058)	(9,560,221)

		(38,010,917)		(25,837,716)

Net increase (decrease) in net assets resulting from capital share transactions		(22,086,955)		3,714,535

Total increase (decrease) in net assets		(17,405,762)		7,735,388

Net assets
Beginning of period		81,651,538		73,916,150

End of period		$64,245,776		$81,651,538

Undistributed net investment income		$836,468		$893,619

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Income Funds	Statements of Changes in Net Assets

	Total Return Bond Fund
	Six Months Ended November 30, 2011 (Unaudited)		Year Ended May 31, 2011

Operations
Net investment income		$34,851,759			$72,322,434
Net realized gains on investments		83,386,571			101,072,872
Net change in unrealized gains (losses) on investments		(15,429,494)			440,675

Net increase in net assets resulting from operations		102,808,836			173,835,981

Distributions to shareholders from
Net investment income
Class A		(4,017,871)			(8,382,758)
Class B		(118,162)			(436,607)
Class C		(830,726)			(1,894,562)
Class R		(140,353)			(305,910)[1]
Administrator Class		(11,189,720)			(28,892,308)
Institutional Class		(19,238,689)			(34,020,757)
Investor Class		(474,868)			(992,964)
Net realized gains
Class A		0			(14,435,352)
Class B		0			(947,554)
Class C		0			(4,103,708)
Class R		0			(419,995)[1]
Administrator Class		0			(59,273,724)
Institutional Class		0			(57,012,503)
Investor Class		0			(2,197,660)

Total distributions to shareholders		(36,010,389)			(213,316,362)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	8,856,397	117,688,599	10,341,822		134,910,999
Class B	141,309	1,874,017	126,807		1,671,341
Class C	1,812,132	23,858,951	2,362,149		30,528,703
Class R	310,974	4,031,968	504,899	[1]	6,443,252 [1]
Administrator Class	8,231,265	106,762,230	30,301,607		389,532,674
Institutional Class	29,799,056	385,654,305	40,230,588		510,568,235
Investor Class	1,600,844	20,824,387	1,697,750		21,826,496

		660,694,457			1,095,481,700

Reinvestment of distributions
Class A	248,481	3,293,538	1,499,280		19,367,214
Class B	7,533	99,446	93,742		1,202,906
Class C	26,602	349,298	243,134		3,106,857
Class R	3,263	42,246	18,420	[1]	231,600 [1]
Administrator Class	842,202	10,909,978	6,670,373		84,440,942
Institutional Class	1,256,634	16,278,531	6,047,424		76,497,553
Investor Class	35,488	460,316	244,523		3,096,481

		31,433,353			187,943,553

Please see footnotes on page 17.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Income Funds	17

	Total Return Bond Fund
	Six Months Ended November 30, 2011 (Unaudited)		Year Ended May 31, 2011

	Shares		Shares

Capital share transactions (continued)
Payment for shares redeemed
Class A	(5,222,074)	$(69,076,278)	(12,073,861)	$(157,179,999)
Class B	(492,046)	(6,478,997)	(1,414,987)	(18,316,446)
Class C	(1,472,487)	(19,334,948)	(3,581,786)	(46,196,586)
Class R	(355,479)	(4,591,322)	(585,172)[1]	(7,446,523)[1]
Administrator Class	(24,856,784)	(321,090,727)	(36,209,466)	(459,477,858)
Institutional Class	(10,597,904)	(137,433,998)	(27,656,638)	(353,278,167)
Investor Class	(636,351)	(8,241,303)	(1,722,986)	(21,851,616)

		(566,247,573)		(1,063,747,195)

Net asset value of shares issued in acquisitions
Class A	0	0	13,047,796	170,387,854
Class B	0	0	2,067,719	26,930,575
Class C	0	0	7,092,069	91,814,112
Class R	0	0	1,205,552	15,406,237
Administrator Class	0	0	6,018,529	76,912,917
Institutional Class	0	0	8,234,189	105,089,250

		0		486,540,945

Net increase in net assets resulting from capital share transactions		125,880,237		706,219,003

Total increase in net assets		192,678,684		666,738,622

Net assets
Beginning of period		2,928,887,190		2,262,148,568

End of period		$3,121,565,874		$2,928,887,190

Overdistributed net investment income		$(2,251,023)		$(1,092,393)

1.	Class commenced operations on July 9, 2010.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Income Funds	Financial Highlights

	Beginning Net Asset Value Per Share	Net Investment Income[1]		Net Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gains

Inflation-Protected Bond Fund
Class A
June 1, 2011 to November 30, 2011 (Unaudited)	$10.84	0.16		0.64	(0.19)	0.00
June 1, 2010 to May 31, 2011	$10.29	0.31		0.47	(0.23)	0.00
June 1, 2009 to May 31, 2010	$9.76	0.31	[4]	0.49	(0.27)	0.00
June 1, 2008 to May 31, 2009	$10.22	0.07		(0.25)	(0.19)	0.00
June 1, 2007 to May 31, 2008	$9.62	0.54		0.62	(0.56)	0.00
June 1, 2006 to May 31, 2007	$9.60	0.40		(0.04)	(0.34)	0.00
Class B
June 1, 2011 to November 30, 2011 (Unaudited)	$10.76	0.12	[4]	0.63	(0.14)	0.00
June 1, 2010 to May 31, 2011	$10.20	0.19	[4]	0.53	(0.16)	0.00
June 1, 2009 to May 31, 2010	$9.71	0.24	[4]	0.47	(0.22)	0.00
June 1, 2008 to May 31, 2009	$10.20	0.03		(0.29)	(0.14)	0.00
June 1, 2007 to May 31, 2008	$9.60	0.48		0.61	(0.49)	0.00
June 1, 2006 to May 31, 2007	$9.58	0.34		(0.06)	(0.26)	0.00
Class C
June 1, 2011 to November 30, 2011 (Unaudited)	$10.77	0.12		0.63	(0.14)	0.00
June 1, 2010 to May 31, 2011	$10.21	0.24	[4]	0.48	(0.16)	0.00
June 1, 2009 to May 31, 2010	$9.72	0.23	[4]	0.48	(0.22)	0.00
June 1, 2008 to May 31, 2009	$10.20	0.01		(0.26)	(0.14)	0.00
June 1, 2007 to May 31, 2008	$9.61	0.45		0.63	(0.49)	0.00
June 1, 2006 to May 31, 2007	$9.58	0.35		(0.06)	(0.26)	0.00
Administrator Class
June 1, 2011 to November 30, 2011 (Unaudited)	$10.89	0.23		0.58	(0.20)	0.00
June 1, 2010 to May 31, 2011	$10.30	0.33		0.51	(0.25)	0.00
June 1, 2009 to May 31, 2010	$9.75	0.33	[4]	0.49	(0.27)	0.00
June 1, 2008 to May 31, 2009	$10.21	0.12		(0.28)	(0.21)	0.00
June 1, 2007 to May 31, 2008	$9.60	0.59		0.61	(0.59)	0.00
June 1, 2006 to May 31, 2007	$9.58	0.44		(0.06)	(0.36)	0.00

Total Return Bond Fund
Class A
June 1, 2011 to November 30, 2011 (Unaudited)	$13.05	0.14		0.31	(0.15)	0.00
June 1, 2010 to May 31, 2011	$13.25	0.31		0.52	(0.33)	(0.70)
June 1, 2009 to May 31, 2010	$12.52	0.36		0.96	(0.47)	(0.12)
June 1, 2008 to May 31, 2009	$12.37	0.56		0.17	(0.58)	0.00
June 1, 2007 to May 31, 2008	$12.20	0.56		0.18	(0.57)	0.00
June 1, 2006 to May 31, 2007	$12.02	0.56		0.18	(0.56)	0.00
Class B
June 1, 2011 to November 30, 2011 (Unaudited)	$13.01	0.09		0.31	(0.10)	0.00
June 1, 2010 to May 31, 2011	$13.22	0.20		0.52	(0.23)	(0.70)
June 1, 2009 to May 31, 2010	$12.53	0.34		0.84	(0.37)	(0.12)
June 1, 2008 to May 31, 2009	$12.38	0.45		0.19	(0.49)	0.00
June 1, 2007 to May 31, 2008	$12.21	0.48		0.17	(0.48)	0.00
June 1, 2006 to May 31, 2007	$12.03	0.46		0.18	(0.46)	0.00
Class C
June 1, 2011 to November 30, 2011 (Unaudited)	$12.93	0.09		0.31	(0.10)	0.00
June 1, 2010 to May 31, 2011	$13.14	0.22		0.50	(0.23)	(0.70)
June 1, 2009 to May 31, 2010	$12.46	0.34		0.83	(0.37)	(0.12)
June 1, 2008 to May 31, 2009	$12.31	0.46		0.18	(0.49)	0.00
June 1, 2007 to May 31, 2008	$12.14	0.47		0.17	(0.47)	0.00
June 1, 2006 to May 31, 2007	$11.96	0.46		0.18	(0.46)	0.00
Class R
June 1, 2011 to November 30, 2011 (Unaudited)	$12.76	0.12		0.31	(0.13)	0.00
July 9, 2010[5] to May 31, 2011	$12.78	0.25		0.33	(0.25)	(0.35)

Please see footnotes on page 20.

Financial Highlights	Wells Fargo Advantage Income Funds	19

Distributions from Tax Basis Return of Capital	Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)			Total Return[2]	Portfolio Turnover Rate[3]	Net Assets at End of Period (000’s omitted)
		Net Investment Income[1]	Gross Expenses[1]	Net Expenses[1]

0.00	$11.45	2.93%	1.05%	0.85%	7.39%	16%	$35,653
0.00	$10.84	2.90%	1.04%	0.85%	7.59%	19%	$30,581
0.00	$10.29	3.09%	0.98%	0.85%	8.23%	31%	$30,086
(0.09)	$9.76	0.66%	0.95%	0.83%	(1.68)%	53%	$31,826
0.00	$10.22	5.52%	1.23%	0.85%	12.34%	40%	$24,982
0.00	$9.62	3.89%	1.05%	0.85%	3.74%	37%	$21,115

0.00	$11.37	2.21%	1.80%	1.60%	7.03%	16%	$1,170
0.00	$10.76	1.83%	1.79%	1.60%	7.11%	19%	$1,570
0.00	$10.20	2.41%	1.75%	1.60%	7.38%	31%	$2,942
(0.09)	$9.71	0.42%	1.72%	1.59%	(2.51)%	53%	$5,255
0.00	$10.20	4.61%	1.98%	1.60%	11.53%	40%	$7,365
0.00	$9.60	3.27%	1.80%	1.60%	2.97%	37%	$7,321

0.00	$11.38	2.19%	1.80%	1.60%	7.02%	16%	$15,186
0.00	$10.77	2.27%	1.79%	1.60%	7.11%	19%	$14,074
0.00	$10.21	2.32%	1.75%	1.60%	7.36%	31%	$12,412
(0.09)	$9.72	0.18%	1.69%	1.59%	(2.41)%	53%	$10,237
0.00	$10.20	4.78%	1.98%	1.60%	11.41%	40%	$9,913
0.00	$9.61	3.27%	1.80%	1.60%	3.08%	37%	$7,202

0.00	$11.50	4.11%	0.97%	0.59%	7.50%	16%	$12,237
0.00	$10.89	3.32%	0.98%	0.60%	8.22%	19%	$35,427
0.00	$10.30	3.26%	0.92%	0.60%	8.49%	31%	$28,476
(0.09)	$9.75	0.70%	0.88%	0.60%	(1.53)%	53%	$27,428
0.00	$10.21	5.43%	1.06%	0.60%	12.74%	40%	$14,926
0.00	$9.60	3.76%	0.87%	0.60%	3.99%	37%	$16,527

0.00	$13.35	2.13%	0.82%	0.82%	3.44%	471%	$406,545
0.00	$13.05	2.42%	0.83%	0.83%	6.55%	761%	$346,740
0.00	$13.25	3.21%	0.84%	0.84%	10.71%	638%	$182,316
0.00	$12.52	4.30%	0.89%	0.85%	6.16%	633%	$237,191
0.00	$12.37	4.49%	0.99%	0.90%	6.15%	572%	$65,825
0.00	$12.20	4.51%	0.99%	0.90%	6.20%	665%	$62,004

0.00	$13.31	1.40%	1.57%	1.57%	3.06%	471%	$14,624
0.00	$13.01	1.66%	1.58%	1.58%	5.69%	761%	$18,762
0.00	$13.22	2.65%	1.59%	1.59%	9.56%	638%	$7,514
0.00	$12.53	3.77%	1.65%	1.60%	5.38%	633%	$10,082
0.00	$12.38	3.69%	1.75%	1.65%	5.36%	572%	$13,248
0.00	$12.21	3.77%	1.74%	1.65%	5.41%	665%	$16,827

0.00	$13.23	1.39%	1.57%	1.57%	3.07%	471%	$118,542
0.00	$12.93	1.67%	1.58%	1.58%	5.71%	761%	$111,140
0.00	$13.14	2.45%	1.59%	1.59%	9.50%	638%	$32,556
0.00	$12.46	3.67%	1.64%	1.60%	5.38%	633%	$12,410
0.00	$12.31	3.78%	1.74%	1.65%	5.37%	572%	$5,632
0.00	$12.14	3.77%	1.74%	1.65%	5.42%	665%	$6,313

0.00	$13.06	1.89%	1.07%	1.07%	3.36%	471%	$14,394
0.00	$12.76	2.18%	1.08%	1.08%	4.73%	761%	$14,596

20	Wells Fargo Advantage Income Funds	Financial Highlights

	Beginning Net Asset Value Per Share	Net Investment Income[1]	Net Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gains

Total Return Bond Fund (continued)
Administrator Class
June 1, 2011 to November 30, 2011 (Unaudited)	$12.76	0.14	0.31	(0.15)	0.00
June 1, 2010 to May 31, 2011	$12.98	0.33	0.49	(0.34)	(0.70)
June 1, 2009 to May 31, 2010	$12.31	0.44	0.83	(0.48)	(0.12)
June 1, 2008 to May 31, 2009	$12.16	0.56	0.18	(0.59)	0.00
June 1, 2007 to May 31, 2008	$11.99	0.57	0.18	(0.58)	0.00
June 1, 2006 to May 31, 2007	$11.81	0.57	0.18	(0.57)	0.00
Institutional Class
June 1, 2011 to November 30, 2011 (Unaudited)	$12.75	0.17	0.29	(0.17)	0.00
June 1, 2010 to May 31, 2011	$12.96	0.36	0.50	(0.37)	(0.70)
June 1, 2009 to May 31, 2010	$12.30	0.50	0.79	(0.51)	(0.12)
June 1, 2008 to May 31, 2009	$12.15	0.59	0.18	(0.62)	0.00
June 1, 2007 to May 31, 2008	$11.98	0.61	0.18	(0.62)	0.00
June 1, 2006 to May 31, 2007	$11.81	0.59	0.18	(0.60)	0.00
Investor Class
June 1, 2011 to November 30, 2011 (Unaudited)	$12.76	0.13	0.31	(0.14)	0.00
June 1, 2010 to May 31, 2011	$12.98	0.30	0.50	(0.32)	(0.70)
June 1, 2009 to May 31, 2010	$12.30	0.45	0.80	(0.45)	(0.12)
June 1, 2008 to May 31, 2009[6]	$12.15	0.55	0.17	(0.57)	0.00
June 1, 2007 to May 31, 2008[6]	$11.99	0.55	0.16	(0.55)	0.00
June 1, 2006 to May 31, 2007[6]	$11.81	0.54	0.18	(0.54)	0.00

1.	Includes net expenses allocated from the Master Portfolio in which the Fund invests.

2.	Total return calculations do not include any applicable sales charges. Returns for periods of less than one year are not annualized.

3.	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective Master Portfolio by the corresponding Master Portfolio’s portfolio turnover rate.

4.	Calculated based upon average shares outstanding.

5.	Commencement of class operations.

6.	Effective June 20, 2008, Class Z was renamed Investor Class.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Income Funds	21

Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)			Total Return[2]	Portfolio Turnover Rate[3]	Net Assets at End of Period (000’s omitted)
	Net Investment Income[1]	Gross Expenses[1]	Net Expenses[1]

$13.06	2.26%	0.76%	0.70%	3.55%	471%	$891,739
$12.76	2.54%	0.77%	0.70%	6.62%	761%	$1,073,115
$12.98	3.44%	0.76%	0.70%	10.48%	638%	$1,003,134
$12.31	4.65%	0.82%	0.70%	6.35%	633%	$816,927
$12.16	4.72%	0.82%	0.70%	6.38%	572%	$865,453
$11.99	4.71%	0.81%	0.70%	6.44%	665%	$925,385

$13.04	2.53%	0.49%	0.42%	3.62%	471%	$1,623,205
$12.75	2.84%	0.50%	0.42%	7.00%	761%	$1,325,962
$12.96	3.68%	0.49%	0.42%	10.70%	638%	$1,000,253
$12.30	4.91%	0.55%	0.42%	6.65%	633%	$604,992
$12.15	4.97%	0.55%	0.42%	6.68%	572%	$493,165
$11.98	5.00%	0.54%	0.42%	6.65%	665%	$459,619

$13.06	2.10%	0.85%	0.85%	3.48%	471%	$52,516
$12.76	2.38%	0.87%	0.86%	6.45%	761%	$38,573
$12.98	3.47%	0.89%	0.89%	10.36%	638%	$36,375
$12.30	4.36%	0.95%	0.90%	6.15%	633%	$18,005
$12.15	4.29%	1.15%	0.95%	6.04%	572%	$3,254
$11.99	4.44%	1.15%	0.95%	6.17%	665%	$4,289

22	Wells Fargo Advantage Income Funds	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following funds: Wells Fargo Advantage Inflation-Protected Bond Fund (“Inflation-Protected Bond Fund”) and Wells Fargo Advantage Total Return Bond Fund (“Total Return Bond Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.

Each Fund seeks to achieve its investment objective by investing 100% of all its investable assets in a separate diversified portfolio (each, a “Master Portfolio”, collectively, the “Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities, and a Fund investing in a Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the Master Portfolios as partnership investments and records daily its share of the Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the Master Portfolios for the six months ended November 30, 2011 are included in this report and should be read in conjunction with each Fund’s financial statements. As of November 30, 2011, Inflation-Protected Bond Fund owned 76% of Wells Fargo Advantage Inflation-Protected Bond Portfolio and Total Return Bond Fund owned 90% of Wells Fargo Advantage Total Return Bond Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in the Master Portfolios are valued daily based on each Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

Investments which are not valued using the method discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis in each Master Portfolio. Realized gains or losses in each Master Portfolio are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method by each Master Portfolio. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Each Fund records daily its proportionate share of each Master Portfolio’s interest income and realized and unrealized gains or losses.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Income Funds	23

Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

At May 31, 2011, estimated net capital loss carryforwards, which were available to offset future net realized capital gains, were as follows:

	Expiration
	2013	2014	2015	2016	2017	2018
Inflation-Protected Bond Fund	$0	$0	$441,998	$1,003,933	$605,645	$54,891
Total Return Bond Fund	2,769,910	22,611,458	865,080	61,281,963	17,505,682	0

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Class allocations

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2011, each Fund’s investments in an affiliated Master Portfolio carried at fair value were designated as Level 2 inputs.

Further details can be found in each Fund’s Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended November 30, 2011, the Funds did not have any significant transfers into/out of Level 1 and Level 2.

24	Wells Fargo Advantage Income Funds	Notes to Financial Statements (Unaudited)

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fees

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Funds.

Since each Fund invests all of its assets in a single Master Portfolio, Funds Management does not currently receive an advisory fee.

Each Fund may withdraw all of its investments from its corresponding Master Portfolio and invest directly in securities at any time if the Board of Trustees determines that it is in the best interest of the Fund to do so. Upon such redemption and subsequent direct investment in a portfolio of securities, Funds Management (and the corresponding sub-adviser, if any) may receive an advisory fee for the direct management of those assets.

Funds Management also serves as the adviser to each Master Portfolio and is entitled to receive a fee from each Master Portfolio for those services.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of each Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Class B, Class C, Class R	0.16%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.19

Funds Management has contractually waived and/or reimbursed administration fees to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses.

Distribution fees

The Trust has adopted a Distribution Plan for Class B, Class C and Class R shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B, Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets for Class R shares.

For the six months ended November 30, 2011, Wells Fargo Funds Distributor, LLC received the following amounts in front-end sales charges and contingent deferred sales charges.

	Front-end sales charges Class A	Contingent deferred sales charges
		Class A	Class B	Class C
Inflation-Protected Bond Fund	$5,677	$0	$349	$1,642
Total Return Bond Fund	11,868	53	9,553	996

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Class R, Administrator Class and Investor Class of each applicable Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Income Funds	25

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (securities with maturities of one year or less at purchase date), for the six months ended November 30, 2011 were as follows:

	Purchases at Cost*		Sales Proceeds*
	U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
Inflation-Protected Bond Fund	$11,086,056	$0	$32,097,023	$0
Total Return Bond Fund	14,105,999,122	1,300,721,615	13,872,624,778	1,323,076,958

*	Purchases and sales related to these investments have been calculated by aggregating the results of multiplying such Fund’s ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio’s purchases and sales.

6. ACQUISITIONS

After the close of business on July 9, 2010, Total Return Bond Fund acquired the net assets of Evergreen Core Bond Fund, Evergreen Short Intermediate Bond Fund and Wells Fargo Advantage Diversified Bond Fund. The purpose of the transactions was to combine four funds with similar investment objectives and strategies. The acquisitions were accomplished by a tax-free exchange of all of the shares Evergreen Core Bond Fund, Evergreen Short Intermediate Bond Fund and Wells Fargo Advantage Diversified Bond Fund. Shareholders holding Class A, Class B, Class C and Class IS shares of Evergreen Core Bond Fund and Evergreen Short Intermediate Bond Fund received Class A, Class B, Class C and Class A shares, respectively, of Total Return Bond Fund in the reorganizations. Class I shares of Evergreen Core Bond Fund received Institutional Class shares of Total Return Bond Fund. Class I shares of Evergreen Short Intermediate Fund received Administrator Class shares of Total Return Bond Fund. Class R shares of Evergreen Core Bond Fund received Class R shares of Total Return Bond Fund. Administrator Class shares of Wells Fargo Advantage Diversified Bond Fund received Administrator Class shares of Total Return Bond Fund. The investment portfolio of Evergreen Core Bond Fund, Evergreen Short Intermediate Bond Fund and Wells Fargo Advantage Diversified Bond Fund with fair values of $385,722,272, $69,143,674 and $49,990,379, respectively, and identified costs of $379,040,820, $66,839,030 and $49,173,490, respectively, at July 9, 2010, were the principal assets acquired by Total Return Bond Fund. For financial reporting purposes, assets received and shares issued by Total Return Bond Fund were recorded at fair value; however, the cost basis of the investments received from Evergreen Core Bond Fund, Evergreen Short Intermediate Bond Fund and Wells Fargo Advantage Diversified Bond Fund were carried forward to align ongoing reporting of Total Return Bond Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The value of net assets acquired, unrealized gains acquired, exchange ratio and number of shares issued were as follows:

Acquired Fund	Value of Net Assets Acquired	Unrealized Gains	Exchange Ratio	Number of Shares Issued
Evergreen Core Bond Fund	$369,931,887	$6,681,452	0.62	11,216,362	Class A1
			0.62	1,854,005	Class B
			0.62	6,088,154	Class C
			0.63	1,205,552	Class R
			0.63	8,234,189	Institutional Class
Evergreen Short Intermediate Bond Fund	66,618,788	2,304,644	0.39	1,831,434	Class A2
			0.39	213,714	Class B
			0.39	1,003,915	Class C
			0.40	2,106,738	Administrator Class
Wells Fargo Advantage Diversified Bond Fund	49,990,270	816,889	1.91	3,911,791	Administrator Class

1.	Amount includes 777,412 shares issued for Class IS at an exchange ratio of 0.62.

2.	Amount includes 1,456,265 shares issued for Class IS at an exchange ratio of 0.39.

The aggregate net assets of the Total Return Bond Fund immediately before and after the acquisitions were $2,255,060,151 and $2,741,601,096, respectively.

26	Wells Fargo Advantage Income Funds	Notes to Financial Statements (Unaudited)

Assuming the acquisitions had been completed June 1, 2010, the beginning of the annual reporting period for Total Return Bond Fund, the pro forma results of operations for the year ended May 31, 2011 would have been:

Net investment income	$64,384,009
Net realized and unrealized gains (losses) on investments	$98,338,043
Net increase in net assets resulting from operations	$162,722,052

7. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Funds pay an annual commitment fee equal to 0.10% of the unused balance, which is allocated pro rata. Prior to September 6, 2011, the revolving credit agreement was for $125,000,000 and the annual commitment fee paid by the Funds was 0.125% of the unused balance. For the six months ended November 30, 2011, the Funds paid the following amounts in commitment fees:

Commitment Fee
Inflation-Protected Bond Fund	$57
Total Return Bond Fund	2,120

For the six months ended November 30, 2011, there were no borrowings by the Funds under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Income Funds	27

10. SUBSEQUENT DISTRIBUTIONS

On December 9, 2011, the Funds declared distributions from short-term capital gains and long-term capital gains to shareholders of record on December 8, 2011. The per share amounts payable on December 12, 2011 were as follows:

Inflation-Protected Bond Fund	Long-term capital gains
Class A	$0.10491
Class B	0.10491
Class C	0.10491
Administrator Class	0.10491

Total Return Bond Fund	Short-term capital gains	Long-term capital gains
Class A	$0.23575	$0.07415
Class B	0.23575	0.07415
Class C	0.23575	0.07415
Class R	0.23575	0.07415
Administrator Class	0.23575	0.07415
Institutional Class	0.23575	0.07415
Investor Class	0.23575	0.07415

These distributions are not reflected in the accompanying financial statements.

28	Wells Fargo Advantage Income Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

INFLATION-PROTECTED BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

U.S. Treasury Securities: 97.60%
TIPS	1.13%	01/15/2021	$4,117,446	$4,555,567
TIPS	1.75	01/15/2028	2,025,154	2,417,370
TIPS	2.00	01/15/2026	2,657,684	3,244,450
TIPS	2.13	02/15/2040	1,647,998	2,192,481
TIPS	2.13	02/15/2041	2,242,962	3,001,538
TIPS	2.38	01/15/2025	3,153,458	3,980,008
TIPS	2.38	01/15/2027	2,182,539	2,799,276
TIPS	2.50	01/15/2029	1,151,825	1,523,558
TIPS	3.38	04/15/2032	996,980	1,522,031
TIPS	3.63	04/15/2028	1,627,167	2,403,376
TIPS	3.88	04/15/2029	2,946,492	4,559,697
TIPS	0.13	04/15/2016	2,415,448	2,524,143
TIPS	0.50	04/15/2015	3,355,347	3,523,637
TIPS	0.63	04/15/2013	794,309	807,651
TIPS	0.63	07/15/2021	2,642,404	2,799,709
TIPS	1.25	04/15/2014	1,843,892	1,940,696
TIPS	1.25	07/15/2020	3,739,950	4,197,219
TIPS	1.38	07/15/2018	1,925,361	2,173,402
TIPS«	1.38	01/15/2020	2,386,839	2,700,670
TIPS	1.63	01/15/2015	2,079,315	2,254,106
TIPS	1.63	01/15/2018	1,169,608	1,329,880
TIPS	1.88	07/15/2013	2,760,851	2,888,325
TIPS	1.88	07/15/2015	1,807,936	2,002,430
TIPS	1.88	07/15/2019	1,678,861	1,968,988
TIPS	2.00	01/15/2014	2,805,660	2,984,521
TIPS	2.00	07/15/2014	2,990,971	3,236,556
TIPS	2.00	01/15/2016	2,034,700	2,283,155
TIPS	2.13	01/15/2019	1,643,200	1,945,394
TIPS	2.38	01/15/2017	2,250,040	2,619,364
TIPS	2.50	07/15/2016	3,162,455	3,671,415
TIPS	2.63	07/15/2017	2,227,653	2,658,912

Total U.S. Treasury Securities (Cost $73,627,374)				82,709,525

Other: 1.18%
Gryphon Funding Limited, Pass-Through Entity(a)(i)(v)			594,921	213,576
VFNC Corporation, Pass-Through Entity, 0.26%(a)(i)(v)††±			1,604,296	786,105

Total Other (Cost $404,263)				999,681

	Yield		Shares
Short-Term Investments: 3.05%

Investment Companies: 3.05%
Wells Fargo Advantage Government Money Market Fund, Institutional Class (l)(u)	0.01		1,044,017	1,044,017
Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)(r)	0.17		1,537,024	1,537,024

Total Short-Term Investments (Cost $2,581,041)				2,581,041

Total Investments in Securities
(Cost $76,612,678)*	101.83%	86,290,247
Other Assets and Liabilities, Net	(1.83)	(1,551,405)

Total Net Assets	100.00%	$84,738,842

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Income Funds	29

INFLATION-PROTECTED BOND PORTFOLIO

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

(v)	Security represents investment of cash collateral received from securities on loan.

††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investment.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $76,614,690 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$9,675,557
Gross unrealized depreciation	0

Net unrealized appreciation	$9,675,557

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Advantage Income Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities: 55.57%
FHLMC(a)	2.40%	12/15/2041	$9,912,000	$10,130,519
FHLMC%%	3.00	12/15/2025	27,600,000	28,007,531
FHLMC%%	3.50	06/15/2025	18,600,000	19,268,438
FHLMC%%	3.50	07/15/2025	54,400,000	56,270,000
FHLMC	3.50	10/01/2031	1,929,240	1,987,979
FHLMC	4.00	12/01/2034	3,852,750	4,033,347
FHLMC	4.00	12/01/2035	4,484,984	4,691,013
FHLMC	4.00	12/15/2036	5,741,269	6,063,597
FHLMC	4.00	02/15/2039	1,794,147	1,887,857
FHLMC	4.00	02/15/2040	8,337,383	8,851,615
FHLMC%%	4.00	03/15/2040	26,600,000	27,589,188
FHLMC	4.50	11/15/2038	3,404,865	3,591,263
FHLMC	4.50	08/01/2041	4,671,473	4,964,142
FHLMC	4.50	08/01/2041	4,880,496	5,192,099
FHLMC	4.50	08/01/2041	7,486,248	7,955,227
FHLMC	4.50	08/01/2041	6,746,932	7,177,694
FHLMC	4.50	09/01/2041	6,060,721	6,381,547
FHLMC	4.50	10/01/2041	9,727,410	10,242,333
FHLMC	5.00	07/15/2029	210,909	212,540
FHLMC	5.00	06/15/2038	8,022	8,809
FHLMC	5.00	03/01/2041	1,159,173	1,258,285
FHLMC	5.00	03/01/2041	803,807	872,793
FHLMC	5.00	03/01/2041	1,086,186	1,179,139
FHLMC	5.00	03/01/2041	1,763,453	1,914,789
FHLMC	5.00	04/01/2041	6,522,545	7,081,568
FHLMC	5.00	04/01/2041	3,561,980	3,867,749
FHLMC	5.00	04/01/2041	2,131,397	2,313,643
FHLMC	5.00	04/01/2041	889,299	965,370
FHLMC	5.00	05/01/2041	5,601,560	6,082,751
FHLMC	5.00	05/01/2041	1,256,383	1,363,856
FHLMC	5.00	05/01/2041	3,422,446	3,714,655
FHLMC	5.00	06/01/2041	3,931,562	4,267,975
FHLMC	5.00	06/01/2041	4,216,877	4,578,987
FHLMC	5.00	07/01/2041	2,908,861	3,158,658
FHLMC	5.00	07/01/2041	1,899,412	2,059,795
FHLMC	5.00	07/01/2041	2,170,056	2,355,632
FHLMC	5.00	07/01/2041	8,662,597	9,395,255
FHLMC	5.00	08/01/2041	3,712,749	4,031,621
FHLMC%%	5.50	07/25/2035	18,300,000	19,721,109
FHLMC	5.50	10/01/2039	2,319,317	2,549,902
FHLMC±	5.59	10/01/2038	940,173	1,018,157
FHLMC±	5.60	08/01/2039	5,230,795	5,646,503
FHLMC±	5.68	03/01/2036	992,411	1,073,316
FHLMC±	5.69	03/01/2036	1,074,259	1,161,352
FHLMC±	5.77	11/01/2037	58,766	63,328
FHLMC±	5.77	07/01/2038	2,726,083	2,948,950
FHLMC±	5.79	11/01/2038	1,453,788	1,574,028
FHLMC±	5.81	11/01/2036	3,550,242	3,842,196
FHLMC±	5.84	01/01/2037	276,892	300,308
FHLMC±	5.84	07/01/2037	14,958	16,187
FHLMC±	5.88	03/01/2037	255,171	276,017

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Income Funds	31

TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FHLMC±	5.89%	05/01/2037	$4,449	$4,815
FHLMC±	5.93	06/01/2036	2,313,550	2,504,481
FHLMC±	5.94	07/01/2037	2,199,053	2,382,281
FHLMC±	5.97	01/01/2037	848,569	916,521
FHLMC±	5.98	06/01/2038	4,074,483	4,401,410
FHLMC	6.00	08/01/2017	102,849	112,144
FHLMC	6.00	10/01/2017	219,363	239,189
FHLMC	6.00	02/01/2023	121,758	133,445
FHLMC	6.00	03/01/2034	833,730	923,915
FHLMC	6.00	02/01/2035	1,393,892	1,544,669
FHLMC	6.00	12/01/2035	16,000,349	17,731,101
FHLMC	6.00	03/01/2036	7,879,851	8,732,211
FHLMC	6.00	08/01/2037	2,166,299	2,413,489
FHLMC	6.00	08/01/2038	1,977,633	2,203,295
FHLMC	6.00	10/01/2038	3,035,594	3,381,977
FHLMC±	6.01	10/01/2037	4,830,065	5,236,591
FHLMC±	6.11	06/01/2037	3,592,635	3,901,743
FHLMC	6.50	04/01/2021	66,893	71,123
FHLMC Series 1590 Class IA±	1.30	10/15/2023	102,146	103,109
FHLMC Series 1897 Class K	7.00	09/15/2026	2,889	3,325
FHLMC Series 1935 Class FL±	0.95	02/15/2027	6,844	6,930
FHLMC Series 2423 Class MC	7.00	03/15/2032	43,538	48,241
FHLMC Series 2980 Class QA	6.00	05/15/2035	210,253	235,931
FHLMC Series 3529 Class AG	6.50	04/15/2039	15,703,291	17,702,218
FHLMC Series 3622 Class WA Series 3622	5.50	09/15/2039	11,331,577	12,435,060
FHLMC Series K003 Class AAVB	4.77	05/25/2018	3,752,000	4,170,363
FHLMC Series K005 Class A2	4.32	11/25/2019	4,925,000	5,428,119
FHLMC Series T-48 Class 1A3 Preassign 00764±	6.47	07/25/2033	113,865	128,492
FHLMC Series T-57 Class 1A3 Preassign 00073	7.50	07/25/2043	1,293,685	1,509,518
FHLMC Series T-59 Class 1A3 Preassign 00329	7.50	10/25/2043	1,709,164	1,981,997
FHLMC Series T-60 Class 1A3 Preassign 00462	7.50	03/25/2044	1,792,849	2,043,387
FHLMC Structured Pass-Through Securities Series T-57 Class 1A2	7.00	07/25/2043	1,743,951	2,018,003
FNMA%%	2.50	04/25/2026	10,000,000	10,006,250
FNMA±	2.56	06/01/2017	2,574	2,584
FNMA%%	3.00	10/15/2025	15,500,000	15,848,750
FNMA%%	3.00	07/25/2026	50,800,000	51,855,690
FNMA%%	3.00	08/25/2026	46,500,000	47,306,484
FNMA	3.50	11/01/2031	36,715,747	37,822,137
FNMA	3.50	12/01/2031	59,187,340	60,970,887
FNMA(a)	3.50	12/25/2031	20,773,000	21,421,694
FNMA%%	3.50	12/25/2040	4,900,000	4,991,875
FNMA%%	3.50	01/25/2041	32,900,000	33,434,625
FNMA	4.00	10/01/2033	1,115,548	1,170,106
FNMA	4.00	10/01/2033	11,462,393	12,022,976
FNMA	4.00	01/01/2035	2,043,179	2,143,103
FNMA	4.00	05/01/2037	11,692,745	12,253,632
FNMA	4.50	07/01/2041	5,475,662	5,793,202
FNMA	4.50	08/01/2041	1,619,650	1,725,152
FNMA	4.50	08/01/2041	1,719,998	1,829,291
FNMA	4.50	08/01/2041	1,236,383	1,316,892
FNMA	4.50	08/01/2041	8,526,933	9,112,494

32	Wells Fargo Advantage Income Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA	4.50%	08/01/2041	$7,501,287	$8,016,398
FNMA	4.50	08/01/2041	4,715,874	4,989,353
FNMA	4.50	10/01/2041	1,750,013	1,851,498
FNMA%%	4.50	12/01/2041	300,000	317,063
FNMA%%	5.00	11/25/2036	52,800,000	56,661,000
FNMA%%	5.00	12/25/2036	14,700,000	15,742,781
FNMA	5.00	03/01/2041	692,751	756,292
FNMA	5.00	05/01/2041	1,626,051	1,775,192
FNMA	5.00	05/01/2041	4,484,040	4,889,750
FNMA	5.00	05/01/2041	4,351,961	4,750,816
FNMA	5.00	06/01/2041	2,049,282	2,237,305
FNMA	5.00	06/01/2041	5,529,149	6,029,411
FNMA	5.00	06/01/2041	3,607,374	3,937,182
FNMA	5.00	06/01/2041	2,715,642	2,963,915
FNMA	5.00	07/01/2041	3,379,723	3,685,545
FNMA	5.00	07/01/2041	5,740,725	6,265,689
FNMA	5.00	07/01/2041	46,190,802	50,731,522
FNMA	5.00	08/01/2041	2,519,496	2,767,172
FNMA	5.00	08/01/2041	2,377,816	2,596,071
FNMA	5.00	08/01/2041	2,724,152	2,970,435
FNMA	5.00	08/01/2041	2,704,486	2,951,775
FNMA	5.00	08/01/2041	7,341,490	8,015,004
FNMA	5.00	09/01/2041	7,399,421	8,068,988
FNMA	5.00	09/01/2041	6,286,929	6,861,791
FNMA	5.00	09/01/2041	2,242,206	2,416,377
FNMA	5.37	04/01/2017	2,460,000	2,742,280
FNMA	5.40	05/01/2017	3,290,162	3,665,171
FNMA±	5.47	02/01/2039	2,588,225	2,792,800
FNMA	5.50	09/01/2034	2,568,558	2,792,902
FNMA	5.50	12/01/2035	5,259,755	5,816,960
FNMA	5.50	01/01/2038	9,566,867	10,439,844
FNMA	5.50	07/01/2039	2,219,721	2,463,197
FNMA	5.50	12/15/2039	25,879,895	28,501,580
FNMA	5.50	05/25/2040	17,244,121	19,408,290
FNMA	5.50	08/01/2040	4,551,216	4,946,603
FNMA±	5.74	10/01/2037	906,922	982,493
FNMA±	5.75	10/01/2037	1,240,257	1,342,742
FNMA±	5.85	06/01/2037	215,908	233,782
FNMA±	5.87	02/01/2037	731,773	791,832
FNMA±	5.88	01/01/2037	719,032	777,387
FNMA±	5.91	07/01/2037	1,774,952	1,920,710
FNMA±	5.92	04/01/2037	1,005,513	1,087,684
FNMA±	5.93	01/01/2037	1,323,241	1,430,137
FNMA±	5.93	03/01/2037	1,056,369	1,141,661
FNMA±	5.96	09/01/2037	696,656	762,013
FNMA	6.00	05/01/2017	122,534	132,765
FNMA	6.00	11/01/2017	29,748	32,232
FNMA	6.00	04/01/2022	56,982	62,503
FNMA	6.00	02/01/2029	51,908	57,636
FNMA	6.00	03/01/2033	270,849	300,506
FNMA	6.00	11/01/2033	106,131	117,841

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Income Funds	33

TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA	6.00%	03/01/2034	$67,579,798	$75,038,435
FNMA	6.00	03/01/2034	56,932,440	63,204,500
FNMA	6.00	08/01/2034	1,985,636	2,202,859
FNMA	6.00	08/01/2034	5,144,364	5,692,676
FNMA	6.00	12/01/2034	12,979,810	14,399,767
FNMA	6.00	04/01/2035	12,684,867	14,072,559
FNMA	6.00	04/01/2035	915,716	1,016,751
FNMA%%	6.00	08/25/2035	32,000,000	35,075,002
FNMA%%	6.00	09/25/2035	94,700,000	103,637,317
FNMA	6.00	12/01/2035	6,834,351	7,582,011
FNMA	6.00	10/01/2036	10,132,633	11,136,624
FNMA	6.00	07/01/2037	16,562,639	18,389,569
FNMA	6.00	09/01/2037	2,797,838	3,070,690
FNMA	6.00	08/01/2038	1,898,776	2,127,265
FNMA	6.00	10/01/2038	10,208,225	11,203,755
FNMA	6.00	12/01/2038	29,016,662	31,846,436
FNMA	6.00	10/01/2039	28,618,990	31,454,699
FNMA	6.00	10/01/2039	14,310,428	15,849,119
FNMA	6.00	12/01/2040	2,854,422	3,166,688
FNMA±	6.01	12/01/2036	628,761	679,860
FNMA±	6.03	09/01/2037	579,721	628,459
FNMA±	6.04	07/01/2037	952,873	1,033,449
FNMA±	6.05	10/01/2037	1,432,696	1,554,174
FNMA	6.06	09/01/2016	1,382,576	1,524,036
FNMA±	6.09	11/01/2037	1,155,558	1,255,584
FNMA±	6.27	09/01/2037	4,154,077	4,559,842
FNMA	6.32	08/01/2012	5,244,396	5,239,893
FNMA±	6.32	10/01/2036	527,921	573,655
FNMA±	6.33	07/01/2037	3,213,159	3,511,545
FNMA	6.50	06/01/2017	131,453	144,050
FNMA	6.50	07/01/2017	140,578	154,532
FNMA	6.50	10/01/2036	5,646,664	6,322,919
FNMA	7.50	02/01/2012	893	901
FNMA Series 1998-38 Class Pl	6.00	11/25/2028	1,612,088	1,814,436
FNMA Series 1999-54 Class LH	6.50	11/25/2029	57,075	65,437
FNMA Series 2002-14 Class A2	7.00	01/25/2042	670,972	760,648
FNMA Series 2002-33 Class A2	7.50	06/25/2032	1,316,135	1,498,916
FNMA Series 2003-W17 Class 1A7	5.75	08/25/2033	2,097,000	2,370,686
FNMA Series 2004-45 Class VB	4.50	10/25/2028	100,000	106,421
FNMA Series 2005-31 Class PB	5.50	04/25/2035	75,000	89,748
FNMA Series 2005-5 Class PA	5.00	01/25/2035	2,675,666	2,958,677
FNMA Series 2006-56 Class CA	6.00	07/25/2036	1,331,794	1,490,182
FNMA Series 2009-105 Class CB	6.00	12/25/2039	10,847,236	12,098,614
FNMA Series 2009-11 Class LC	4.50	03/25/2049	6,682,707	7,130,614
FNMA Series 2009-30 Class AD	6.50	04/25/2039	8,989,543	9,869,417
FNMA Series 2009-30 Class AG	6.50	05/25/2039	17,229,189	19,412,711
FNMA Series 2009-66 Class KE	4.00	09/25/2039	10,668,839	11,268,331
FNMA Series 2009-78 Class J	5.00	09/25/2019	7,050,353	7,632,007
FNMA Series 2009-93 Class PD	4.50	09/25/2039	3,634,567	3,885,909
FNMA Series 2009-M01 Class A2	4.29	07/25/2019	7,116,000	7,916,211
FNMA Series 2009-M02 Class A3	4.00	01/25/2019	6,433,000	6,954,945

34	Wells Fargo Advantage Income Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA Series 2010-054 Class EA	4.50%	06/25/2040	$12,045,572	$12,884,707
FNMA Series 2010-135 Class LM	4.00	12/25/2040	573,220	605,843
FNMA Series 2010-M01 Class A2	4.45	09/25/2019	2,860,000	3,209,782
FNMA Series 2010-M03 Class A3±	4.33	03/25/2020	20,018,000	22,370,427
FNMA Series 2011 Class 53	4.50	06/25/2041	9,225,789	9,761,809
FNMA Series 2011-53	4.00	06/25/2041	24,175,448	25,342,064
FNMA Series 2011-78 Class D	4.00	08/25/2041	2,267,063	2,414,714
GNMA%%	3.50	06/23/2041	89,321,000	91,916,887
GNMA	3.50	12/20/2040	227,664	235,581
GNMA	3.50	02/20/2041	2,273,999	2,353,081
GNMA	3.50	02/20/2041	1,118,895	1,157,806
GNMA	3.50	02/20/2041	267,834	277,148
GNMA	3.50	02/20/2041	1,680,954	1,739,413
GNMA	3.50	03/20/2041	2,537,545	2,625,793
GNMA±	3.50	05/20/2041	6,008,851	6,328,881
GNMA±	3.50	05/20/2041	2,666,163	2,820,035
GNMA±	3.50	06/20/2041	8,723,018	9,183,243
GNMA±	3.50	10/20/2041	2,921,820	3,078,030
GNMA	5.00	07/16/2033	22,795,915	24,747,722
GNMA##	6.00	01/15/2040	20,790,702	23,436,722
GNMA	7.00	11/15/2029	108,880	125,809
GNMA	7.75	09/20/2020	59,212	67,663
GNMA	7.75	03/20/2021	114,999	132,367
GNMA	7.75	07/20/2021	38,343	44,134
GNMA	7.75	08/15/2021	33,593	38,811
GNMA	8.05	07/15/2019	50,204	57,664
GNMA	8.05	07/15/2019	17,598	17,905
GNMA	8.05	08/15/2019	20,949	23,062
GNMA	8.05	09/15/2019	4,778	4,823
GNMA	8.05	09/15/2019	16,907	17,170
GNMA	8.05	10/15/2019	15,556	15,783
GNMA	8.05	10/15/2019	9,700	9,806
GNMA	8.05	11/15/2019	4,681	4,726
GNMA	8.05	11/15/2019	27,502	31,588
GNMA	8.05	02/15/2020	20,702	24,021
GNMA	8.05	10/15/2020	14,000	16,244
GNMA	11.50	05/15/2013	1,428	1,438
GNMA	11.50	06/15/2013	226	227
GNMA II±	3.00	07/20/2041	5,936,865	6,263,543
GNMA II±	3.00	07/20/2041	2,238,402	2,362,690
GNMA II±	3.00	08/20/2041	2,938,446	3,076,628
GNMA II±	3.00	08/20/2041	3,779,615	3,978,141
GNMA II±	3.00	10/20/2041	2,623,631	2,727,331
GNMA II±	3.00	11/20/2041	5,844,528	6,072,613
GNMA II±	3.50	07/20/2041	2,683,837	2,825,646
GNMA II±	3.50	07/20/2041	6,870,276	7,274,079
GNMA II±	3.50	08/20/2041	2,677,658	2,849,765
GNMA Series 2002-95 Class DB	6.00	01/25/2033	5,357,000	6,118,903
GNMA Series 2003-79 Class PV	5.50	10/20/2023	2,274,943	2,573,879

Total Agency Securities (Cost $1,902,819,184)				1,925,749,083

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Income Funds	35

TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Asset-Backed Securities: 9.04%
Ally Auto Receivables Trust Series 2011-4 Class A4	1.14%	06/15/2016	$4,083,000	$4,067,005
Ally Master Owner Trust Series 2011-4 Class A2	1.54	09/15/2016	4,521,000	4,507,554
Capital One Multi-Asset Execution Trust Series 2004-A4 Class A4±	0.47	03/15/2017	1,915,000	1,908,970
Capital One Multi-Asset Execution Trust Series 2005-A10 Class A±	0.33	09/15/2015	3,648,000	3,642,043
Capital One Multi-Asset Execution Trust Series 2006-A5 Class A5±	0.31	01/15/2016	734,000	732,474
Chase Issuance Trust Series 2005-A11 Class A±	0.32	12/15/2014	11,343,000	11,339,757
Chase Issuance Trust Series 2005-A6 Class A6±	0.32	07/15/2014	2,724,000	2,723,436
Citibank Omni Master Trust Series 2009-A14 Class A14±144A	3.00	08/15/2018	23,665,000	24,847,744
Citibank Omni Master Trust Series 2009-A8 Class A8±144A	2.35	05/16/2016	12,776,000	12,873,984
Developers Diversified Realty Corporation Trust Series 2009-DDR1 Class A144A	3.81	10/14/2022	11,022,439	11,497,737
Discover Card Master Trust Series 2009-A1 Class A1±	1.55	12/15/2014	3,562,000	3,586,801
Ford Credit Auto Owner Trust Series 2009-D Class A3	2.17	10/15/2013	3,740,635	3,762,377
GE Capital Credit Card Master Note Trust Series 2009-2 Class A	3.69	07/15/2015	14,424,000	14,696,188
Goal Capital Funding Trust Series 2006-1 Class A3±	0.63	11/25/2026	13,416,000	12,685,464
Harley Davidson Motorcycle Trust Series 2011-2 Class A4	1.47	08/15/2017	5,294,000	5,277,425
Honda Auto Receivables Owner Trust Series 2010-3 Class A2	0.53	01/21/2013	8,252,731	8,252,091
Hyundai Auto Receivables Trust Series 2011-C Class A4	1.30	02/15/2018	3,676,000	3,668,999
MBNA Credit Card Master Trust Series 1997-B Class A±	0.41	08/15/2014	16,336,000	16,337,238
MMCA Automobile Trust Series 2011-A Class A4 144A	2.02	10/17/2016	3,092,000	3,134,330
Morgan Stanley Home Equity Loans Series 2007-1 Class A1±	0.31	12/25/2036	10,910	10,822
Nelnet Student Loan Trust Series 2005-2 Class A5±	0.46	03/23/2037	3,308,000	3,004,486
Nelnet Student Loan Trust Series 2006-1 Class A4±	0.59	11/23/2022	5,498,000	5,421,310
Nelnet Student Loan Trust Series 2006-2 Class A4±	0.50	10/26/2026	11,800,000	11,700,589
Nelnet Student Loan Trust Series 2007-1 Class A3±	0.58	05/27/2025	9,962,000	9,135,315
Nelnet Student Loan Trust Series 2008-3 Class A4±	2.16	11/25/2024	11,604,150	11,911,495
SLM Student Loan Trust Series 2008-9 Class A±	1.92	04/25/2023	6,519,547	6,670,178
SLM Student Loan Trust Series 2000-A Class A2±	0.61	10/28/2028	4,678,223	4,660,472
SLM Student Loan Trust Series 2001-1 Class A3±	0.63	04/25/2023	14,905,000	14,390,979
SLM Student Loan Trust Series 2003-14 Class A5±	0.65	01/25/2023	13,036,000	12,682,419
SLM Student Loan Trust Series 2004-3 Class A5±	0.59	07/25/2023	3,609,000	3,500,384
SLM Student Loan Trust Series 2005-6 Class A±	0.53	07/27/2026	17,392,000	16,765,107
SLM Student Loan Trust Series 2005-8 Class A3±	0.53	10/25/2024	8,370,000	8,159,499
SLM Student Loan Trust Series 2006-10 Class A4±	0.49	07/25/2023	7,099,000	6,985,636
SLM Student Loan Trust Series 2006-4 Class A5±	0.52	10/25/2025	1,911,000	1,862,303
SLM Student Loan Trust Series 2008-4 Class A2±	1.47	07/25/2016	4,637,603	4,681,486
SLM Student Loan Trust Series 2008-6 Class A2±	0.97	10/25/2017	2,306,618	2,301,160
SLM Student Loan Trust Series 2011-C Class A1(a)±144A	1.66	12/15/2023	15,938,000	15,938,000
USAA Auto Owner Trust Series 2008-3 Class A4	4.71	02/18/2014	7,395,167	7,459,818
Volkswagen Auto Loan Enhanced Trust Series 2008-1 Class A4±	1.95	10/20/2014	7,112,367	7,126,850
World Financial Network Credit Card Master Trust Series 2011-A Class A	1.68	08/15/2018	4,903,000	4,889,316
World Omni Auto Receivables Trust Series 2008-A Class A4	4.74	10/15/2013	4,272,758	4,335,625

Total Asset-Backed Securities (Cost $313,055,987)				313,134,866

Corporate Bonds and Notes: 12.59%

Consumer Discretionary: 1.20%

Automobiles: 0.31%
Daimler Finance NA LLC 144A	1.88	09/15/2014	9,565,000	9,416,523
Daimler Finance NA LLC 144A	3.88	09/15/2021	1,410,000	1,375,700

				10,792,223

36	Wells Fargo Advantage Income Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Media: 0.68%
Comcast Corporation	8.38%	03/15/2013	$6,261,000	$6,841,589
NBC Universal Incorporated	2.88	04/01/2016	5,817,000	5,913,859
NBC Universal Incorporated	4.38	04/01/2021	3,024,000	3,092,448
News America Incorporated	6.15	03/01/2037	2,268,000	2,374,449
News America Incorporated	6.15	02/15/2041	774,000	828,603
Time Warner Cable Incorporated	5.50	09/01/2041	4,610,000	4,580,939

				23,631,887

Specialty Retail: 0.21%
Gap Incorporated	5.95	04/12/2021	7,538,000	7,124,006

Consumer Staples: 0.67%

Beverages: 0.35%
Pepsico Incorporated	2.50	05/10/2016	5,425,000	5,598,633
The Coca-Cola Company144A	1.80	09/01/2016	6,619,000	6,668,219

				12,266,852

Food & Staples Retailing: 0.10%
Wal-Mart Stores Incorporated	5.63	04/15/2041	2,760,000	3,297,143

Food Products: 0.09%
Kraft Foods Incorporated Class A	6.50	02/09/2040	2,660,000	3,153,547

Tobacco: 0.13%
Altria Group Incorporated	4.75	05/05/2021	1,685,000	1,759,078
Altria Group Incorporated	10.20	02/06/2039	2,034,000	2,921,217

				4,680,295

Energy: 1.40%

Oil, Gas & Consumable Fuels: 1.40%
Devon Energy Corporation	2.40	07/15/2016	2,163,000	2,199,704
Devon Energy Corporation	5.60	07/15/2041	925,000	1,046,203
El Paso Pipeline Partners Operating LLC	5.00	10/01/2021	2,070,000	2,057,118
El Paso Pipeline Partners Operating LLC	7.50	11/15/2040	2,145,000	2,487,833
Energen Corporation	4.63	09/01/2021	6,190,000	6,115,330
Energy Transfer Partners LP	9.00	04/15/2019	2,957,000	3,511,213
Kerr-McGee Corporation	6.95	07/01/2024	7,545,000	8,921,155
Marathon Petroleum Corporation	6.50	03/01/2041	1,874,000	2,044,238
MidAmerican Energy Holdings Company	6.50	09/15/2037	2,660,000	3,327,673
Pride International Incorporated	6.88	08/15/2020	2,390,000	2,751,770
The Williams Companies Incorporated	7.88	09/01/2021	1,955,000	2,465,157
The Williams Companies Incorporated Series A	7.50	01/15/2031	2,930,000	3,600,358
Western Gas Partners LP	5.38	06/01/2021	7,950,000	7,982,198

				48,509,950

Financials: 4.99%

Capital Markets: 0.99%
Goldman Sachs Group Incorporated	3.63	02/07/2016	3,030,000	2,851,166
Goldman Sachs Group Incorporated	5.25	07/27/2021	1,290,000	1,190,462

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Income Funds	37

TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Capital Markets (continued)
Goldman Sachs Group Incorporated	6.00%	06/15/2020	$4,480,000	$4,369,241
Goldman Sachs Group Incorporated	6.25	02/01/2041	2,389,000	2,155,485
Lazard Group LLC	6.85	06/15/2017	8,305,000	8,705,808
Lazard Group LLC	7.13	05/15/2015	5,987,000	6,432,080
Morgan Stanley	3.80	04/29/2016	6,270,000	5,517,518
Morgan Stanley	5.50	07/28/2021	3,730,000	3,251,676

				34,473,436

Consumer Finance: 0.56%
American Express Credit Corporation	2.80	09/19/2016	9,275,000	9,173,800
Capital One Financial Corporation	4.75	07/15/2021	2,180,000	2,225,466
Ford Motor Credit Company LLC	3.88	01/15/2015	8,055,000	7,895,422

				19,294,688

Diversified Financial Services: 1.96%
ABB Treasury Center USA Incorporated144A	2.50	06/15/2016	3,785,000	3,799,629
Bank of America Corporation	3.75	07/12/2016	7,435,000	6,466,799
Bank of America Corporation	5.00	05/13/2021	5,280,000	4,468,126
Bank of America Corporation	6.00	09/01/2017	4,830,000	4,436,104
Citigroup Incorporated	1.88	10/22/2012	9,195,000	9,339,821
Citigroup Incorporated	3.95	06/15/2016	6,456,000	6,329,275
Citigroup Incorporated	4.50	01/14/2022	5,010,000	4,635,382
Citigroup Incorporated	5.38	08/09/2020	1,855,000	1,860,589
Credit Suisse New York	4.38	08/05/2020	1,640,000	1,581,939
General Electric Capital Corporation	4.65	10/17/2021	7,480,000	7,503,121
General Electric Capital Corporation	6.88	01/10/2039	5,944,000	6,607,380
JPMorgan Chase & Company	4.35	08/15/2021	8,355,000	8,147,905
JPMorgan Chase & Company	5.60	07/15/2041	2,654,000	2,787,292

				67,963,362

Insurance: 0.75%
American International Group Incorporated	4.88	09/15/2016	2,050,000	1,917,552
American International Group Incorporated Series MTN	5.85	01/16/2018	2,500,000	2,415,215
Berkshire Hathaway Incorporated	3.75	08/15/2021	6,630,000	6,759,544
CNA Financial Corporation	5.75	08/15/2021	3,590,000	3,568,607
CNA Financial Corporation	6.50	08/15/2016	2,090,000	2,239,746
MetLife Incorporated	5.70	06/15/2035	1,845,000	1,932,586
Protective Life Corporation	8.45	10/15/2039	1,787,000	2,020,002
Prudential Financial Incorporated	5.63	05/12/2041	1,297,000	1,194,459
Prudential Financial Incorporated Series MTN	4.50	11/16/2021	2,840,000	2,755,678
WR Berkley Corporation	5.38	09/15/2020	1,085,000	1,073,331

				25,876,720

REIT: 0.73%
Boston Properties LP	3.70	11/15/2018	6,955,000	6,950,604
HCP Incorporated	6.75	02/01/2041	1,020,000	1,125,698
Health Care Property Investors Incorporated	5.65	12/15/2013	5,780,000	6,049,111
Health Care REIT Incorporated	6.50	03/15/2041	1,116,000	1,059,629
Kilroy Realty LP	4.80	07/15/2018	4,320,000	4,228,826
Kilroy Realty LP	5.00	11/03/2015	1,615,000	1,654,303

38	Wells Fargo Advantage Income Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

REIT (continued)
Kilroy Realty LP	6.63%	06/01/2020	$1,145,000	$1,213,119
SL Green Realty Corporation	5.00	08/15/2018	1,085,000	1,029,452
WEA Finance LLC144A	4.63	05/10/2021	2,170,000	2,080,963

				25,391,705

Health Care: 0.91%

Biotechnology: 0.31%
Amgen Incorporated	3.88	11/15/2021	4,615,000	4,545,581
Gilead Sciences Incorporated	4.50	04/01/2021	5,965,000	6,064,681

				10,610,262

Health Care Equipment & Supplies: 0.21%
Becton, Dickinson and Company	3.13	11/08/2021	2,015,000	2,005,598
Boston Scientific Corporation	6.40	06/15/2016	4,610,000	5,145,627

				7,151,225

Health Care Providers & Services: 0.22%
Coventry Health Care Incorporated	5.95	03/15/2017	6,838,000	7,632,952

Life Sciences Tools & Services: 0.17%
Life Technologies Corporation	5.00	01/15/2021	5,886,000	6,094,806

Industrials: 0.14%

Professional Services: 0.08%
Verisk Analytics Incorporated	5.80	05/01/2021	2,605,000	2,908,829

Road & Rail: 0.06%
BSNF Railway Company	5.75	05/01/2040	1,831,000	2,070,365

Information Technology: 0.23%

Computers & Peripherals: 0.12%
Hewlett Packard Company	3.00	09/15/2016	2,180,000	2,233,111
Hewlett Packard Company	4.38	09/15/2021	1,830,000	1,870,115

				4,103,226

Software: 0.11%
Adobe Systems Incorporated	4.75	02/01/2020	3,682,000	3,903,944

Materials: 0.30%

Chemicals: 0.22%
Braskem America Finance Company 144A	7.13	07/22/2041	3,525,000	3,392,813
Dow Chemical Company	5.25	11/15/2041	2,745,000	2,674,967
Dow Chemical Company	8.55	05/15/2019	1,163,000	1,463,995

				7,531,775

Paper & Forest Products: 0.08%
International Paper Company	4.75	02/15/2022	2,775,000	2,812,579

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Income Funds	39

TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Telecommunication Services: 1.11%

Diversified Telecommunication Services: 0.78%
AT&T Incorporated	5.55%	08/15/2041	$2,320,000	$2,514,998
AT&T Incorporated	6.40	05/15/2038	1,845,000	2,166,189
CenturyLink Incorporated	6.45	06/15/2021	2,935,000	2,827,969
Citizens Communications Company	9.00	08/15/2031	1,310,000	1,152,800
Frontier Communications Corporation	8.25	04/15/2017	5,395,000	5,253,381
Verizon Communications	2.00	11/01/2016	9,795,000	9,674,600
Verizon Communications	3.50	11/01/2021	3,315,000	3,295,713

				26,885,650

Wireless Telecommunication Services: 0.33%
American Tower Corporation	4.50	01/15/2018	5,775,000	5,811,562
American Tower Corporation	5.05	09/01/2020	1,589,000	1,591,101
Verizon Wireless Capital LLC	8.50	11/15/2018	3,155,000	4,193,405

				11,596,068

Utilities: 1.64%

Electric Utilities: 0.71%
Ameren Corporation	8.88	05/15/2014	4,165,000	4,706,304
Cleveland Electric Illuminating Company	8.88	11/15/2018	4,250,000	5,700,245
Great Plains Energy Incorporated	4.85	06/01/2021	865,000	896,284
LG&E & KU Energy LLC144A	4.38	10/01/2021	3,245,000	3,334,896
Onor Electric Delivery144A	4.55	12/01/2041	2,975,000	2,906,819
PPL Electric Utilities	3.00	09/15/2021	3,095,000	3,087,061
Progress Energy Incorporated	6.85	04/15/2012	3,070,000	3,136,815
Public Service Company of Colorado	4.75	08/15/2041	725,000	814,465

				24,582,889

Multi-Utilities: 0.93%
CMS Energy Corporation	2.75	05/15/2014	2,535,000	2,477,149
CMS Energy Corporation	5.05	02/15/2018	4,155,000	4,179,714
Dominion Resources Incorporated	4.90	08/01/2041	1,450,000	1,521,629
Dominion Resources Incorporated	8.88	01/15/2019	9,280,000	12,102,289
MidAmerican Energy Holdings	6.13	04/01/2036	1,275,000	1,517,255
NiSource Finance Corporation	5.80	02/01/2042	2,775,000	2,837,573
Puget Energy Incorporated 144A	6.00	09/01/2021	1,395,000	1,392,810
Puget Sound Power & Light Company	4.43	11/15/2041	2,780,000	2,753,084
Sempra Energy	2.00	03/15/2014	3,315,000	3,352,247

				32,133,750

Total Corporate Bonds and Notes (Cost $435,464,549)				436,474,134

Municipal Bonds and Notes: 1.02%

California: 0.36%
California Build America Bonds (Tax Revenue)	7.60	11/01/2040	4,120,000	4,941,734
Los Angeles CA Community College District Build America Bonds (Tax Revenue)	6.75	08/01/2049	3,650,000	4,731,386
Los Angeles CA DW&P Build America Bonds (Utilities Revenue)	6.57	07/01/2045	2,150,000	2,798,268

				12,471,388

40	Wells Fargo Advantage Income Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Illinois: 0.18%
Illinois (GO - State)	5.37%	03/01/2017	$2,120,000	$2,222,269
Illinois (GO - State)	5.67	03/01/2018	1,935,000	2,029,757
Illinois (GO - State)	5.88	03/01/2019	1,860,000	1,968,475

				6,220,501

Nevada: 0.13%
Clark County NV Airport Authority (Airport Revenue)	6.82	07/01/2045	3,610,000	4,473,079

New Jersey: 0.17%
New Jersey State Turnpike Authority (Transportation Revenue)	7.10	01/01/2041	4,425,000	5,940,253

Ohio: 0.04%
Ohio State University Series A (Education Revenue)	4.80	06/01/2111	1,360,000	1,374,185

Texas: 0.14%
North Texas Tollway Authority (Transportation Revenue)	6.72	01/01/2049	4,154,000	5,019,361

Total Municipal Bonds and Notes (Cost $30,130,885)				35,498,767

Non-Agency Mortgage Backed Securities: 7.84%
Americold LLC Trust Series 2010-ART Class A1 144A	3.85	01/14/2029	6,717,230	6,927,957
Bank of America Commercial Mortgage Incorporated Series 2002-2 Class B	5.27	07/11/2043	1,368,000	1,382,435
Bank of America Commercial Mortgage Incorporated Series 2002-PB2 Class B	6.31	06/11/2035	1,345,000	1,342,758
Bank of America Commercial Mortgage Incorporated Series 2004-6 Class A3	4.51	12/10/2042	1,743,437	1,757,822
Bank of America Commercial Mortgage Incorporated Series 2006-2 Class A4	5.92	05/10/2045	9,120,999	10,125,029
Bank of America Commercial Mortgage Incorporated Series 2006-5 Class A4	5.41	09/10/2047	3,717,832	3,947,226
Bank of America Commercial Mortgage Incorporated Series 2006-6 Class A4	5.36	10/10/2045	7,541,000	7,972,157
Bank of America Commercial Mortgage Incorporated Series 2007-1 Class A2	5.38	01/15/2049	1,516,252	1,516,470
Bear Stearns Commercial Mortgage Securities Incorporated Series 2003-T12 Class A3	4.24	08/13/2039	342,632	345,042
Bear Stearns Commercial Mortgage Securities Incorporated Series 2004-T14 Class A4	5.20	01/12/2041	8,605,000	9,139,069
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR7 Class A	4.95	02/11/2041	2,532,485	2,533,538
Citigroup Mortgage Loan Trust Incorporated Series 2007-AHL1 Class A2A±	0.30	12/25/2036	246,758	239,365
Citigroup/Deutsche Bank Commercial Mortgage Series 2005-CD1 Class AM	5.40	07/15/2044	3,869,000	4,056,832
Commercial Mortgage Pass-Through Certificate Series 2001-J2 Class B144A	6.30	07/16/2034	5,070,000	5,084,389
Commercial Mortgage Pass-Through Certificate Series 2004-B4 Class A5	4.84	10/15/2037	6,583,000	6,900,873
Commercial Mortgage Pass-Through Certificate Series 2007-C9 Class A4	6.01	12/10/2049	9,588,000	10,479,962
Commercial Mortgage Pass-Through Certificates Series 2005-LP5 Class A4	4.98	05/10/2043	3,905,000	4,245,051
Credit Suisse First Boston Mortgage Securities Corporation Series 2002-CP3 Class A3	5.60	07/15/2035	1,235,249	1,244,647
Credit Suisse First Boston Mortgage Securities Corporation Series 2003-C4 Class B	5.25	08/15/2036	2,825,000	2,936,678
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C1 Class A3	4.81	02/15/2038	3,962,246	4,044,939
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C2 Class A4	4.83	04/15/2037	5,779,000	6,057,750
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C3 Class A	4.73	07/15/2037	2,629,000	2,717,702

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Income Funds	41

TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Non-Agency Mortgage Backed Securities (continued)
Credit Suisse First Boston Mortgage Securities Corporation Series 2006-C4 Class A3	5.47%	09/15/2039	$7,471,000	$7,793,321
ESA Trust Series 2010-ESHA Class A144A	2.95	11/05/2027	14,146,849	14,178,764
First Union National Bank Commercial Mortgage Series 2001-C4 Class B	6.42	12/12/2033	438,885	439,373
GE Capital Commercial Mortgage Securities Incorporated Series 2004-C2 Class A4	4.89	03/10/2040	1,953,000	2,062,796
GMAC Commercial Mortgage Securities Incorporated Series 2001-C2 Class A2	6.70	04/15/2034	139,902	140,113
GMAC Commercial Mortgage Securities Incorporated Series 2001-C2 Class B	6.79	04/15/2034	977,000	977,185
GMAC Commercial Mortgage Securities Incorporated Series 2003-C1 Class A2	4.08	05/10/2036	2,770,000	2,837,768
GMAC Commercial Mortgage Securities Incorporated Series 2006-C1 Class AM	5.29	11/10/2045	5,228,000	5,092,004
Greenwich Capital Commercial Funding Corporation Series 2005-GG5 Class A5	5.22	04/10/2037	9,472,000	10,058,847
Greenwich Capital Commercial Funding Corporation Series 2007-GG9 Class A4	5.44	03/10/2039	1,934,000	2,040,302
GS Mortgage Securities Corporation II Series 2005-GG4 Class A4	4.76	07/10/2039	1,769,000	1,863,909
Impact Funding LLC Series 2010-1 Class A1 144A	5.31	01/25/2051	9,453,940	9,908,958
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2001-CIB3 Class A3	6.47	11/15/2035	212,162	212,021
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2001-CIBC2 Class D	6.85	04/15/2035	1,766,000	1,762,493
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2002-C2 Class B	5.21	12/12/2034	1,007,000	1,015,146
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2002-C2 Class A2	5.05	12/12/2034	2,280,584	2,341,907
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2003-C1 Class A1	4.28	01/12/2037	1,108,112	1,115,597
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2003-CB6 Class A1	4.39	07/12/2037	626,353	634,152
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2003-PM1A Class A4	5.33	08/12/2040	6,400,000	6,742,733
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2004-LN2 Class A2	5.12	07/15/2041	7,377,000	7,819,886
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP9 Class A1S	5.28	05/15/2047	88,501	88,448
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP9 Class A2	5.13	05/15/2047	1,503,707	1,546,182
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP9 Class A3	5.34	05/15/2047	13,648,000	14,171,633
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2007-LDPX Class A3	5.42	01/15/2049	2,845,000	3,002,235
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2009-IWST Class A2 144A	5.63	12/05/2027	2,001,000	2,247,487
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-A2 Class A2 144A	4.31	08/05/2032	8,309,000	8,507,893
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-C1 Class A1 144A	3.85	06/15/2043	12,407,774	12,966,683
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-CNTR Class A1 144A	3.30	08/05/2032	2,168,131	2,188,494

42	Wells Fargo Advantage Income Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Non-Agency Mortgage Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2011-C5 Class A3	4.17%	08/15/2046	$2,374,000	$2,483,634
Lehman Brothers UBS Commercial Mortgage Trust Series 2002-C2 Class A4	5.59	06/15/2031	1,120,770	1,131,801
Lehman Brothers UBS Commercial Mortgage Trust Series 2002-C4 Class A4	4.56	09/15/2026	434,817	437,847
Lehman Brothers UBS Commercial Mortgage Trust Series 2004-C7 Class A5	4.63	10/15/2029	1,233,000	1,276,921
Lehman Brothers UBS Commercial Mortgage Trust Series 2005-C2 Class A4	5.00	04/15/2030	5,349,000	5,617,873
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C1 Class A4	5.42	02/15/2040	2,922,000	3,138,342
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C1 Class AAB	5.40	02/15/2040	873,000	918,585
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C3 Class A3	6.13	07/15/2044	1,751,000	1,863,635
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C6 Class A3	5.93	07/15/2040	6,831,000	7,210,674
Merrill Lynch Mortgage Trust Series 2005-CIP1 Class A3A	4.95	07/12/2038	2,169,000	2,251,138
Morgan Stanley Capital I Series 2002-HQ Class B	6.64	04/15/2034	1,367,000	1,372,730
Morgan Stanley Capital I Series 2004-TP13 Class A 3	4.39	09/13/2045	1,078,792	1,102,872
Morgan Stanley Capital I Series 2006-HQ8 Class AM	5.65	03/12/2044	1,836,000	1,865,121
Morgan Stanley Capital I Series 2007-HE2 Class A2A±	0.30	01/25/2037	109,668	107,403
Morgan Stanley Capital I Series 2007-HQ13 Class A1	5.36	12/15/2044	1,568,233	1,574,729
Morgan Stanley Capital I Series 2011-C3 Class A2	3.22	07/15/2049	3,587,000	3,676,610
Morgan Stanley Capital I Series 2011-C3 Class A4	4.12	07/15/2049	1,797,000	1,884,491
Morgan Stanley Dean Witter Capital I Series 2001-TOP3 Class A4	6.39	07/15/2033	259,620	259,412
Morgan Stanley Dean Witter Capital I Series 2003-HQ2 Class B	5.04	03/12/2035	1,456,000	1,490,376
Morgan Stanley Mortgage Loan Trust Series 2007-6XS Class 2A1S±	0.37	02/25/2047	246,327	196,608
Nomura Asset Securities Corporation Series 1998-D6 Class A2	7.32	03/15/2030	5,409,589	5,691,023
Sequoia Mortgage Trust Series 2010-H1 Class A1±	3.75	02/25/2040	1,040,775	1,033,589
Sequoia Mortgage Trust Series 2011-1 Class A1	4.13	02/25/2041	1,516,841	1,508,716
Structured Asset Securities Corporation Series 1982 Class B	4.47	03/01/2020	143,306	131,190
Structured Asset Securities Corporation Series 1998-2 Class A±	0.78	02/25/2028	96,988	85,528
US Bank NA Series 2007-1 Class A	5.92	05/25/2012	2,762,609	2,832,752
Wachovia Bank Commercial Mortgage Trust Series 2003-C7 Class A1 144A	4.24	10/15/2035	224,766	225,831
Wachovia Bank Commercial Mortgage Trust Series 2003-C8 Class A3	4.45	11/15/2035	1,414,498	1,418,895

Total Non-Agency Mortgage Backed Securities (Cost $269,882,077)				271,542,347

U.S. Treasury Securities: 20.83%
U.S. Treasury Bond	0.88	11/30/2016	74,436,000	74,104,536
U.S. Treasury Bond	1.75	10/31/2018	7,399,000	7,512,293
U.S. Treasury Bond	4.25	11/15/2040	18,979,000	23,433,144
U.S. Treasury Bond	4.75	02/15/2041	8,050,000	10,749,262
U.S. Treasury Bond	3.13	11/15/2041	17,363,000	17,569,186
U.S. Treasury Bond##	4.50	02/15/2036	22,507,000	28,622,580
U.S. Treasury Bond##	4.38	05/15/2041	26,689,000	33,665,665
U.S. Treasury Bond##	3.75	08/15/2041	22,479,000	25,569,863
U.S. Treasury Note	0.25	10/31/2013	26,210,000	26,207,956
U.S. Treasury Note	0.25	11/30/2013	10,528,000	10,527,213
U.S. Treasury Note	0.50	10/15/2014	5,300,000	5,316,149

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Income Funds	43

TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	0.38%	11/15/2014	$4,075,000	$4,072,453
U.S. Treasury Note	1.00	09/30/2016	24,559,000	24,651,096
U.S. Treasury Note	1.38	09/30/2018	3,461,000	3,432,070
U.S. Treasury Note##	1.50	06/30/2016	44,440,000	45,721,116
U.S. Treasury Note##	1.00	08/31/2016	116,828,000	117,375,690
U.S. Treasury Note##	2.13	08/15/2021	56,356,000	56,690,642
U.S. Treasury Note«	1.00	10/31/2016	135,653,000	136,034,456
U.S. Treasury Note«	2.00	11/15/2021	70,978,000	70,467,810

Total U.S. Treasury Securities (Cost $709,323,255)				721,723,180

Yankee Corporate Bonds and Notes: 5.37%

Consumer Discretionary: 0.09%

Media: 0.09%
Thomson Reuters Corporation	5.95	07/15/2013	2,855,000	3,058,427

Consumer Staples: 0.43%

Beverages: 0.36%
Pernod-Ricard SA 144A	4.45	01/15/2022	6,935,000	6,946,332
Pernod-Ricard SA 144A	5.75	04/07/2021	5,131,000	5,615,310

				12,561,642

Food & Staples Retailing: 0.07%
Cencosud SA 144A	5.50	01/20/2021	2,180,000	2,214,230

Energy: 0.97%

Oil, Gas & Consumable Fuels: 0.97%
BG Energy Capital plc 144A	4.00	10/15/2021	5,475,000	5,510,303
BP Capital Markets plc	2.25	11/01/2016	7,355,000	7,328,478
Husky Energy Incorporated	7.25	12/15/2019	3,074,000	3,693,343
International Petroleum Investment Company GMTN Limited 144A«	5.50	03/01/2022	4,420,000	4,320,550
Petroleos Mexicanos144A	6.50	06/02/2041	1,685,000	1,819,800
Talisman Energy Incorporated	7.75	06/01/2019	3,816,000	4,634,959
Transocean Incorporated	5.05	12/15/2016	2,980,000	2,977,199
Transocean Incorporated	6.38	12/15/2021	2,385,000	2,383,712
Transocean Incorporated	7.35	12/15/2041	1,000,000	999,960

				33,668,304

Financials: 2.64%

Commercial Banks: 1.99%
Bank of Montreal 144A	1.30	10/31/2014	11,025,000	10,998,077
Bank of Nova Scotia 144A	2.15	08/03/2016	5,695,000	5,708,520
HSBC Holdings plc	5.10	04/05/2021	3,090,000	3,189,393
HSBC Holdings plc	6.10	01/14/2042	1,980,000	2,080,281
HSBC Holdings plc	6.80	06/01/2038	2,846,000	2,807,132
Inter-American Development Bank Series EMTN	3.88	10/28/2041	5,525,000	5,740,619
Itau Unibanco Holding SA 144A	6.20	04/15/2020	1,030,000	1,050,072
Korea Development Bank	3.25	03/09/2016	4,032,000	3,935,123
Korea Development Bank	3.88	05/04/2017	5,530,000	5,400,167
Lloyds TSB Bank plc	4.88	01/21/2016	3,645,000	3,560,870

44	Wells Fargo Advantage Income Funds	Portfolio of Investments—November 30, 2011 (Unaudited)

TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Commercial Banks (continued)
Nordea Bank AB 144A	4.88%	05/13/2021	$3,115,000	$2,632,502
Rabobank Nederland NV	5.25	05/24/2041	4,817,000	4,821,937
Standard Chartered plc 144A	3.20	05/12/2016	7,626,000	7,469,789
Swedish Export Credit Corporation	3.25	09/16/2014	9,125,000	9,457,935

				68,852,417

Diversified Financial Services: 0.19%
Caisse Centrale Desjardins du Quebec 144A	2.55	03/24/2016	3,395,000	3,498,867
Credit Suisse New York	6.00	02/15/2018	3,325,000	3,219,598

				6,718,465

Thrifts & Mortgage Finance: 0.46%
Achmea Hypotheekbank NV 144A	3.20	11/03/2014	15,115,000	15,863,555

Materials: 0.35%

Metals & Mining: 0.35%
Codelco Incorporated 144A	3.88	11/03/2021	4,125,000	4,099,714
Teck Resources Limited	6.25	07/15/2041	2,110,000	2,293,099
Xstrata Canada Financial Corporation 144A	4.95	11/15/2021	3,940,000	3,840,220
Xstrata Canada Financial Corporation 144A	6.00	11/15/2041	2,015,000	1,935,718

				12,168,751

Telecommunication Services: 0.47%

Diversified Telecommunication Services: 0.30%
Hutchison Whampoa International Limited 144A	5.75	09/11/2019	5,060,000	5,546,732
Telemar Norte Leste SAU 144A	5.50	10/23/2020	5,157,000	5,053,860

				10,600,592

Wireless Telecommunication Services: 0.17%
America Movil SAB SA	2.38	09/08/2016	2,935,000	2,864,865
Telefonica Moviles Chile 144A	2.88	11/09/2015	3,003,000	2,940,466

				5,805,331

Utilities: 0.42%

Electric Utilities: 0.36%
Hydro Quebec	2.00	06/30/2016	8,020,000	8,144,438
PPL WEM Holdings plc 144A	3.90	05/01/2016	4,460,000	4,538,344

				12,682,782

Multi-Utilities: 0.06%
National Grid plc	6.30	08/01/2016	1,784,000	2,045,793

Total Yankee Corporate Bonds and Notes (Cost $185,910,989)				186,240,289

Yankee Government Bonds: 1.01%
Province of Quebec	2.75	08/25/2021	5,580,000	5,528,089
Republic of Chile	3.25	09/14/2021	4,670,000	4,681,675
Republic of Poland	5.00	03/23/2022	6,575,000	6,377,750
State of Qatar 144A	3.13	01/20/2017	11,800,000	11,755,750

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage Income Funds	45

TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Yankee Government Bonds (continued)
State of Qatar 144A	5.75%	01/20/2042	$3,185,000	$3,185,000
United Mexican States	5.75	10/12/2110	3,298,000	3,372,205

Total Yankee Government Bonds (Cost $34,849,511)				34,900,469

Other: 0.18%
Gryphon Funding Limited, Pass-Through Entity(a)(i)(v)			3,729,992	1,339,067
VFNC Corporation, Pass-Through Entity, 0.26%(a)±144A(i)(v)			10,058,509	4,928,669

Total Other (Cost $2,534,621)				6,267,736

	Yield		Shares
Short-Term Investments: 10.19%

Investment Companies: 10.19%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class##(l)(u)	0.05		287,190,921	287,190,921
Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)(r)	0.17		66,033,879	66,033,879

Total Short-Term Investments (Cost $353,224,800)				353,224,800

Total Investments in Securities
(Cost $4,237,195,858)*	123.64%	4,284,755,671
Other Assets and Liabilities, Net	(23.64)	(819,204,537)

Total Net Assets	100.00%	$3,465,551,134

	Interest Rate		Principal

Schedule of TBA Sale Commitments: (7.61%)
FNMA%%	3.00	07/25/2026	$(93,000,000)	(94,852,653)
FNMA%%	3.50	01/25/2041	(37,000,000)	(38,007,750)
FNMA%%	4.00	03/25/2040	(16,800,000)	(17,453,626)
FNMA%%	5.00	11/25/2036	(53,000,000)	(56,875,625)
FNMA%%	5.00	12/25/2036	(52,800,000)	(56,545,500)

Total Schedule of TBA Sale Commitments (Proceeds Received $(263,578,609))				$(263,735,154)

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

%%	Security issued on a when-issued (TBA) basis.

±	Variable rate investment.

##	All or a portion of this security has been segregated for when-issued securities or unfunded loans.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

«	All or a portion of this security is on loan.

(i)	Illiquid security.

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $4,245,882,520 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$52,788,371
Gross unrealized depreciation	(13,915,220)

Net unrealized appreciation	$38,873,151

The accompanying notes are an integral part of these financial statements.

46	Wells Fargo Advantage Income Funds	Statements of Assets and Liabilities—November 30, 2011 (Unaudited)

	Inflation-Protected Bond Portfolio	Total Return Bond Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value	$83,709,206	$3,931,530,871
In affiliated securities, at value	2,581,041	353,224,800

Total investments, at value (see cost below)	86,290,247	4,284,755,671
Receivable for investments sold	0	1,887,687,841
Principal paydown receivable	0	706,265
Receivable for interest	421,637	16,597,253
Receivable for securities lending income	8	3,710
Premiums paid on credit default swap transactions	0	550,275
Unrealized gains on credit default swap transactions	0	34,488
Prepaid expenses and other assets	295	96,765

Total assets	86,712,187	6,190,432,268

Liabilities
Payable for investments purchased	0	2,390,926,867
Unrealized losses on credit default swap transactions	0	123,638
Premiums received on credit default swap transactions	0	459,693
Payable upon receipt of securities loaned	1,941,287	68,568,500
TBA sale commitments, at value (see proceeds received below)	0	263,735,154
Advisory fee payable	23,839	943,183
Accrued expenses and other liabilities	8,219	124,099

Total liabilities	1,973,345	2,724,881,134

Total net assets	$84,738,842	$3,465,551,134

Total investments, at cost	$76,612,678	$4,237,195,858

Securities on loan, at value	$1,900,610	$67,204,911

Proceeds received on TBA sale commitments	$0	$263,578,609

The accompanying notes are an integral part of these financial statements.

Statements of Operations—Six Months Ended November 30, 2011 (Unaudited)	Wells Fargo Advantage Income Funds	47

	Inflation-Protected Bond Portfolio	Total Return Bond Portfolio

Investment income
Interest	$1,891,356	$49,059,169
Income from affiliated securities	28	128,021
Securities lending income, net	1,955	56,761

Total investment income	1,893,339	49,243,951

Expenses
Advisory fee	187,579	5,985,276
Custody and accounting fees	5,210	177,431
Professional fees	16,072	52,280
Shareholder report expenses	1,573	2,507
Trustees’ fees and expenses	5,464	5,303
Other fees and expenses	5,600	28,005

Total expenses	221,498	6,250,802
Less: Fee waivers and/or expense reimbursements	(15,818)	(424,237)

Net expenses	205,680	5,826,565

Net investment income	1,687,659	43,417,386

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	4,160,674	94,054,281
Credit default swap transactions	0	(252,806)
Futures transactions	(57,032)	0
TBA sale commitments	0	(553,669)

Net realized gain (losses) on investments	4,103,642	93,247,806

Net change in unrealized gains (losses) on:
Unaffiliated securities	1,962,781	(17,465,480)
Credit default swap transactions	0	(25,945)
Futures transactions	15,780	0
TBA sale commitments	0	1,092,801

Net change in unrealized gains (losses) on investments	1,978,561	(16,398,624)

Net realized and unrealized gains (losses) on investments	6,082,203	76,849,182

Net increase in net assets resulting from operations	$7,769,862	$120,266,568

The accompanying notes are an integral part of these financial statements.

48	Wells Fargo Advantage Income Funds	Statements of Changes in Net Assets

	Inflation-Protected Bond Portfolio		Total Return Bond Portfolio
	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011

Operations
Net investment income	$1,687,659	$3,533,444	$43,417,386	$91,111,710
Net realized gains (losses) on investments	4,103,642	4,201,441	93,247,806	113,940,270
Net change in unrealized gains (losses) on investments	1,978,561	1,401,307	(16,398,624)	1,830,827

Net increase in net assets resulting from operations	7,769,862	9,136,192	120,266,568	206,882,807

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	14,560,272	27,645,889	306,061,195	535,940,278
Withdrawals	(42,472,321)	(69,607,205)	(255,810,576)	(68,694,724)

Net increase (decrease) in net assets resulting from capital share transactions	(27,912,049)	(41,961,316)	50,250,619	467,245,554

Total increase (decrease) in net assets	(20,142,187)	(32,825,124)	170,517,187	674,128,361

Net assets
Beginning of period	104,881,029	137,706,153	3,295,033,947	2,620,905,586

End of period	$84,738,842	$104,881,029	$3,465,551,134	$3,295,033,947

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Income Funds	49

	Ratio to Average Net Assets (Annualized)			Total Return[1]	Portfolio Turnover Rate
	Net Investment Income	Gross Expenses	Net Expenses

Inflation-Protected Bond Portfolio
June 1, 2011 to November 30, 2011 (Unaudited)	3.60%	0.47%	0.44%	7.79%	16%
June 1, 2010 to May 31, 2011	3.25%	0.44%	0.43%	8.19%	19%
June 1, 2009 to May 31, 2010	3.53%	0.45%	0.44%	8.28%	31%
June 1, 2008 to May 31, 2009	1.70%	0.45%	0.37%	(1.33)%	53%
June 1, 2007 to May 31, 2008	5.78%	0.48%	0.40%	12.78%	40%
June 1, 2006 to May 31, 2007	4.39%	0.49%	0.34%	4.31%	37%

Total Return Bond Portfolio
June 1, 2011 to November 30, 2011 (Unaudited)	2.60%	0.37%	0.35%	3.68%	471%
June 1, 2010 to May 31, 2011	2.99%	0.37%	0.35%	7.02%	761%
June 1, 2009 to May 31, 2010	3.78%	0.38%	0.34%	10.87%	638%
June 1, 2008 to May 31, 2009	4.92%	0.40%	0.39%	6.58%	633%
June 1, 2007 to May 31, 2008	5.05%	0.42%	0.40%	6.72%	572%
June 1, 2006 to May 31, 2007	5.02%	0.42%	0.39%	6.76%	665%

1.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

50	Wells Fargo Advantage Income Funds	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following funds: Wells Fargo Advantage Inflation-Protected Bond Portfolio (“Inflation-Protected Bond Portfolio”) and Wells Fargo Advantage Total Return Bond Portfolio (“Total Return Bond Portfolio”) (each, a “Portfolio”, collectively, the “Portfolios”). Each Portfolio is a diversified series of the Trust.

The Portfolios, which are master portfolios in a master/feeder structure, offer their securities to multiple feeder funds and other master portfolios rather than directly to the public.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Certain fixed income securities with maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on each Portfolios’ Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Portfolios may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. A Portfolio continues to receive interest or dividends on the securities loaned. A Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In the event of default or bankruptcy by the borrower, a Portfolio could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolios lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with their securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statements of Operations.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Income Funds	51

In a securities lending transaction, the net asset value of a Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by a Portfolio fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Portfolios’ former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Portfolios recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating fund’s percentage ownership of the joint account as of such date.

When-issued transactions

Each Portfolio may purchase securities on a forward commitment or ‘when-issued’ basis. A Portfolio records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Term loans

Each Portfolio may invest in term loans. The loans are marked-to-market daily and the Portfolio begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Portfolio assumes the credit risk of the borrower and there could be potential loss to the Portfolio in the event of default by the borrower.

Futures contracts

The Portfolios may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Portfolios may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

TBA sale commitments

A Portfolio may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

52	Wells Fargo Advantage Income Funds	Notes to Financial Statements (Unaudited)

Inflation-indexed bonds and TIPS

The Portfolios may invest in inflation-indexed bonds, including Treasury Inflation-Protected Securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Credit default swaps

The Portfolios may be subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or for investment gains. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Portfolio may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Portfolio is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Portfolio could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates. The maximum potential amount of future payments (undiscounted) that the Portfolio as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Portfolio’s exposure to the counterparty.

If the Portfolio is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statements of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Portfolio provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Income Funds	53

Mortgage dollar roll transactions

The Portfolios may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Portfolio foregoes principal and interest paid on the securities. A Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Portfolios account for the dollar roll transactions as purchases and sales.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Federal and other taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Portfolio are deemed to have been “passed through” to the interestholders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends and gains have been distributed by the Portfolio.

Each Portfolio’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including each Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

54	Wells Fargo Advantage Income Funds	Notes to Financial Statements (Unaudited)

As of November 30, 2011, the inputs used in valuing each Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Inflation-Protected Bond Portfolio

U.S. Treasury securities	$82,709,525	$0	$0	$82,709,525

Other	0	0	999,681	999,681

Short-term investments
Investment companies	1,044,017	1,537,024	0	2,581,041
Total	$83,753,542	$1,537,024	$999,681	$86,290,247
Total Return Bond Portfolio

Agency securities	$0	$1,925,749,083	$0	$1,925,749,083

Asset-backed securities	0	313,134,866	0	313,134,866

Corporate bonds and notes	0	436,474,134	0	436,474,134

Municipal bonds and notes	0	35,498,767	0	35,498,767

Non-agency mortgage backed securities	0	271,542,347	0	271,542,347

U.S. Treasury securities	721,723,180	0	0	721,723,180

Yankee corporate bonds and notes	0	186,240,289	0	186,240,289

Yankee government bonds	0	34,900,469	0	34,900,469

Other	0	0	6,267,736	6,267,736

Short-term investments
Investment companies	287,190,921	66,033,879	0	353,224,800
Total	$1,008,914,101	$3,269,573,834	$6,267,736	$4,284,755,671

Further details on the major security types listed above can be found in the Portfolio of Investments.

As of November 30, 2011, the inputs used in valuing TBA sale commitments, which are carried at their value, were as follows:

	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
TBA sale commitments
Total Return Bond Portfolio	$0	$(263,735,154)	$0	$(263,735,154)

As of November 30, 2011, the inputs used in valuing each Portfolio’s other financial instruments, which are carried at fair value, were as follows:

Credit default swaps*	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Return Bond Portfolio	$0	$1,432	$0	$1,432

*	The value of swap contracts consists of unrealized gains or losses and premiums paid/received on swap contracts as reflected on the Statements of Assets and Liabilities.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended November 30, 2011, the Portfolios did not have any significant transfers into/out of Level 1 and Level 2.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Income Funds	55

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Inflation-Protected Bond Portfolio	Total Return Bond Portfolio
	Other	Other
Balance as of May 31, 2011	$1,272,752	$7,979,816
Accrued discounts (premiums)	0	0
Realized gains (losses)	0	0
Change in unrealized gains (losses)	(42,795)	(268,310)
Purchases	0	0
Sales	(230,276)	(1,443,770)
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Balance as of November 30, 2011	$999,681	$6,267,736
Change in unrealized gains (losses) relating to securities still held at November 30, 2011	$(149,364)	$(936,474)

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fees

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Portfolios.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.40% and declining to 0.30% as the average daily net assets of each Portfolio increase. For the six months ended November 30, 2011, the advisory fee was equivalent to an annual rate of 0.40% and 0.36% of the average daily net assets of Inflation-Protected Bond Portfolio and Total Return Bond Portfolio, respectively.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Portfolios. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by the Portfolio to the adviser. Wells Capital Management, an affiliate of Funds Management, is the sub-adviser to each Portfolio and is entitled to receive a fee from the adviser at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of each Portfolio increase.

Funds Management has contractually waived and/or reimbursed advisory fees to the extent necessary to maintain certain net operating expense ratios for the Portfolios.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (securities with maturities of one year or less at purchase date), for the six months ended November 30, 2011 were as follows:

	Purchases at Cost		Sales Proceeds
	U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
Inflation-Protected Bond Portfolio	$14,566,102	$0	$42,172,665	$0
Total Return Bond Portfolio	15,649,934,000	1,443,088,664	15,391,016,282	1,467,890,852

6. DERIVATIVE TRANSACTIONS

During the six months ended November 30, 2011, Inflation-Protected Bond Portfolio entered into futures contracts to speculate on interest rates.

As of November 30, 2011, the Inflation-Protected Bond Portfolio did not have any open futures contracts but had an average notional amount of $10,634 in short futures contracts during the six months ended November 30, 2011.

56	Wells Fargo Advantage Income Funds	Notes to Financial Statements (Unaudited)

Total Return Bond Portfolio enters into credit default swap contracts as a substitute for taking a position in the underlying security or basket of securities or to potentially enhance the Portfolio’s total return. At November 30, 2011, Total Return Bond Portfolio had the following credit default swap contracts outstanding:

Credit default swaps on debt obligations – Buy protection

Expiration Date	Counterparty	Reference Debt Obligation	Rating of Reference Debt Obligation*	Notional Amount	Fixed Payments Made	Market Value	Upfront Premiums Paid/ (Received)	Net Unrealized Gains (Losses)
12/20/2016	Citibank	Prudential Financial Incorporated, 4.50%, 7/15/2013	A	$5,000,000	1.00%	$392,018	$357,530	$34,488

Credit default swaps on debt obligations – Sell protection

Expiration Date	Counterparty	Reference Debt Obligation	Rating of Reference Debt Obligation*	Notional Amount	Fixed Payments Received	Market Value	Upfront Premiums Paid/ (Received)	Net Unrealized Gains (Losses)
12/20/2016	Citibank	MetLife Incorporated, 5.00%, 6/15/2015	A–	$5,000,000	1.00%	$(529,096)	$(459,693)	$(69,403)

Credit default swaps on an index – Buy protection

Expiration Date	Counterparty	Reference Index	Notional Amount	Fixed Payments Made	Market Value	Upfront Premiums Paid/ (Received)	Net Unrealized Gains (Losses)
12/20/2016	Barclays	Markit CDX North America Investment Grade 17 Index	$5,000,000	1.00%	$69,255	$98,666	$(29,411)
12/20/2016	Citibank	Markit CDX North America Investment Grade 17 Index	5,000,000	1.00%	69,255	94,079	(24,824)

*	Reflects the ratings of a nationally recognized ratings agency at period end. The credit rating serves as indicator of the current status of the payment/performance risk of the credit derivative. A rating of D would most likely indicate a trigger event of default has occurred although circumstances including bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium and restructuring may also cause a credit event to take place.

Total Return Bond Portfolio had an average notional balance on credit default swaps of $17,377,049 during the six months ended November 30, 2011.

Total Return Bond Portfolio’s credit default swap transactions may contain provisions for early termination in the event the net assets declines below specific levels identified by the counterparty. If these levels are triggered, the counterparty may terminate the transaction and seek payment or request full collateralization of the derivative transaction in net liability positions. On November 30, 2011, the aggregate fair value of all derivative instruments with net asset contingent features that were in a liability position amounted to $529,096.

The fair value, realized gains or losses and change in unrealized gains or losses on derivative instruments are reflected in the appropriate financial statements.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Income Funds	57

No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

58	Wells Fargo Advantage Income Funds	Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the proxies relating to portfolio securities were voted during the most recent 12-month period ended June 30 is available without charge on the Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Funds are publicly available on the Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information is publicly available on the Web site on a monthly, seven-day or more delayed basis. Each Fund and Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, each Fund and Portfolio’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other Information (Unaudited)	Wells Fargo Advantage Income Funds	59

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trusts and Officers of the Trusts. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of each Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 138 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

60	Wells Fargo Advantage Income Funds	Other Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of the Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at www.wellsfargo.com/advantagefunds.

List of Abbreviations	Wells Fargo Advantage Income Funds	61

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPDR	— Standard & Poor’s Depositary Receipts
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

This page is intentionally left blank.

FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Funds’ Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Funds’ Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2011 Wells Fargo Funds Management, LLC. All rights reserved.

206770 01-12 SILD/SAR103 11-11

Wells Fargo Advantage WealthBuilder Portfolios

Semi-Annual Report

November 30, 2011

■	Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM

■	Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM

■	Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM

■	Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM

■	Wells Fargo Advantage WealthBuilder Equity PortfolioSM

■	Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of November 30, 2011, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM ).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargo.com/advantagefunds. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $225 billion in assets under management, as of November 30, 2011.

Equity Funds
Asia Pacific Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Large Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
C&B Mid Cap Value Fund	Health Care Fund	Small Cap Value Fund
Capital Growth Fund	Index Fund	Small Company Growth Fund
Common Stock Fund	International Equity Fund	Small Company Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small/Mid Cap Core Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Social Sustainability Fund†
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Equity Value Fund	Precious Metals Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Asset Allocation Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Conservative Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage WealthBuilder Portfolios	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

Dear Valued Shareholder:

We are pleased to provide you with this semi-annual report for the Wells Fargo Advantage WealthBuilder PortfoliosSM for the six-month period that ended November 30, 2011. After establishing solid momentum entering 2011, the financial markets began to meet some resistance during the second quarter, which kept many markets from advancing steadily during the reporting period. Headwinds emerged in the form of continued political unrest in the Middle East and North Africa; effects from the devastating earthquake and tsunami in Japan; and renewed sovereign debt concerns affecting several eurozone countries, most notably Greece. These challenges, coupled with mixed economic data, debt-ceiling debates, and the credit downgrade of long-term U.S. debt, further added to investor anxiety. Despite these challenges, many areas of the financial markets showed a degree of resilience at certain points in the period, underscoring the need for a sound, well-diversified investment strategy, which is executed by expert portfolio management and rigorous fundamental credit analysis. As always, we believe that such a strategy may enable investors to balance risk and opportunity as they pursue long-term financial goals in a dynamic financial environment.

The U.S. economic recovery met resistance but remains poised for expansion.

The U.S. economic recovery that gained further momentum throughout 2010, particularly during the fourth quarter, has so far failed to maintain that level in 2011, according to data released during the reporting period. For example, U.S. gross domestic product (GDP), the broadest measure of economic activity within the U.S., grew at an annualized rate of 3.1% in the fourth quarter of 2010, only to slow dramatically during the first and second quarters of 2011 to annualized rates of 0.4% and 1.3%, respectively. While still positive, these readings were a much slower pace of growth than consensus forecasts had predicted at the onset of 2011. Nevertheless, the “preliminary” estimate of third-quarter 2011 GDP growth (released on November 22, 2011) was 2.0%, suggesting that the U.S. economy continues toward expansion, though at a slow and uneven pace relative to past economic recoveries.

Persistent weakness in jobs and housing slowed economic growth.

The U.S. unemployment rate began the reporting period at a level of 9.1% for May 2011 and inched higher to 9.2% for June 2011, but by November 2011, it declined to 8.6%. While the monthly levels of job creation have remained positive throughout 2011, the pace remains tepid, suggesting that the improving economy has yet to translate into widespread hiring. Meanwhile, the beleaguered housing market was an ongoing source of concern, despite an extraordinarily low interest-rate environment. Since many observers consider labor and housing activities to be key to long-term economic growth, the persistent weakness in both markets bears close watching in the months ahead.

Other economic data in the U.S. was more encouraging, reflecting greater confidence in the sustainability of the expansion on the part of both consumers and businesses. Industrial production and durable goods orders have both picked up in 2011, and the level of corporate profits continues to grow. Although still reluctant to hire, businesses have gradually increased spending in other areas, such as equipment and information technology. Core inflation, which excludes volatile food and energy prices, remained benign.

Letter to Shareholders	Wells Fargo Advantage WealthBuilder Portfolios	3

The Federal Reserve announced that it will target current low rates until 2013.

With inflation subdued, the Federal Open Market Committee (FOMC) held its target range for the federal funds rate—a proxy for short-term interest rates—steady at 0.00% to 0.25%. At its meeting on August 9, 2011, responding in part to the volatility and uncertainty facing the financial markets and global economies, the Federal Reserve (Fed) established a timetable for its commitment to lower rates. In that meeting, the FOMC explained that “economic conditions—including low rates of resource utilization and a subdued outlook for inflation over the medium run—are likely to warrant exceptionally low levels for the federal funds rate at least through mid-2013.” At its September 21, 2011, meeting, the Fed introduced “Operation Twist,” where it outlined its focus on buying long-term Treasury securities, specifically those with maturities of six years or longer, while selling an equivalent amount of Treasury notes within six years of maturity. The objective is to help ensure that intermediate- and long-term Treasury yields remain low, which, in turn, should provide ongoing support for further economic growth.

Heightened volatility characterized many areas of financial markets during period

As the period began, improving fundamentals, such as strong corporate earnings, remained key drivers of returns for equities and the investment-grade and high-yield corporate bond markets. Further supporting the markets was the Fed’s second round of quantitative easing (QE2), which, after being in place for eight months, ended on June 30.

The debt-ceiling debate became the focus of the summer.

During the second half of the reporting period, both bonds and equities experienced an unusually high level of volatility, especially in August, when many traders on Wall Street and politicians in Washington, D.C., were forced to forgo vacations and other activities until a solution was reached on the debt-ceiling impasse. As the estimated debt-ceiling deadline loomed, rating agencies began to voice concerns over the possibility of the U.S. government running short on funds to pay its bills. The U.S. Congress was able to address the debt-ceiling issue in time, but Standard & Poor’s, one of the major credit rating agencies, lowered its rating of long-term U.S. debt from AAA to AA+1. While this did not diminish the role U.S. Treasuries play as the primary source of liquidity and safety in the global markets, it did briefly roil the markets.

Eurozone sovereign debt concerns returned to the forefront in the third quarter of 2011.

The markets were further rattled during the period by sovereign debt concerns within the eurozone. Greece’s financial problems returned to the forefront of investors’ minds a year after the European Union and the International Monetary Fund developed a plan to support the country, as Greece failed to make significant progress in addressing its financial condition. As a result, fear spread and market volatility spiked during the third quarter of 2011, with investors

1.	The ratings indicated are from Standard & Poor’s. Standard and Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

As the period began, improving fundamentals, such as strong corporate earnings, remained key drivers of returns for equities and the investment-grade and high-yield corporate bond markets.

4	Wells Fargo Advantage WealthBuilder Portfolios	Letter to Shareholders

Most sectors of the bond market continued to post positive total returns for the six-month period, with interest income—rather than price gains—accounting for the bulk of those returns.

becoming more concerned about the negative impact of a Greek default on the eurozone periphery and those developed countries with large exposures to Greece, such as France.

The barrage of unsettling macro headlines led to heightened market turbulence and sharply falling stock prices in the third quarter of 2011. An October 2011 rally—fueled by improved economic data, continued strength in corporate profits, and hopes for a speedy resolution to the European crisis—reversed some of the damage. Although resurgent fears about Europe triggered further bouts of market volatility in November 2011, the month ended on a strong note as the world’s major central banks launched a joint action aimed at mitigating the effects of the crisis.

For the full six-month period, the S&P 500 Index2 of large-cap stocks lost 6.25% on a total-return basis. The Russell Midcap® Index3 and the Russell 2000® Index4 of small-cap stocks shed 10.70% and 12.43%, respectively, while the MSCI EAFE Index5 of international stocks declined by 16.56%.

A steep yield curve remained the defining characteristic of the bond market.

Most sectors of the bond market continued to post positive total returns for the six-month period, with interest income—rather than price gains—accounting for the bulk of those returns. This part of the investment cycle is known as the income phase and is typically characterized by relatively stable short-term rates and relatively small movements in bond yields. The current market environment is certainly holding true to a typical income phase, especially considering that the Fed is maintaining an extraordinarily accommodative monetary policy. U.S. Treasuries continued to rally for much of the period, even after Standard & Poor’s lowered its credit rating on long-term U.S. debt, pulling yields lower in nearly all corners of the fixed-income markets, including municipal bonds.

The extraordinarily steep yield curve remained the most defining, perhaps most influential, characteristic of the fixed-income markets during the majority of the reporting period. Considering the shape of the curve, the best-performing maturities across most segments of the fixed-income markets were longer-dated bonds. For example, for the six-month period, the 20- to 30-year range of the Treasury market posted a total return of 24.36%, while the one- to five-year maturities returned 1.68%.

In typical fashion, the high-yield fixed-income market moved in the same direction as equities throughout the reporting period. As a result, high yield was

2.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

3.

The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000® Index. You cannot invest directly in an index.

4.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

5.	The Morgan Stanley Capital International Europe, Australasia, and Far East (“MSCI EAFE”) Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. You cannot invest directly in an index.

Letter to Shareholders	Wells Fargo Advantage WealthBuilder Portfolios	5

among the strongest-performing bond sectors during the early stages of the reporting period, bolstered by improving corporate fundamentals and by less risk aversion from investors. In fact, as of June 30, 2011, the Barclays Capital U.S. Corporate High Yield Bond Index6 had produced a year-to-date total return of 4.97%, as compared with a 2.22% total return for the Barclays Capital U.S. Treasury Index7. However, as the debt-ceiling debate and the Greek debt crisis became the focuses of the marketplace, many investors reduced their exposure to riskier assets, including high-yield bonds. As a result, the high-yield markets significantly underperformed almost every bond sector during the reporting period. As of November 30, 2011, the high-yield index recorded a six-month total return of (3.35)%. By comparison, the U.S. Treasury index and the Barclays Capital U.S. Aggregate Bond Index8 returned 6.04% and 3.54%, respectively, on a six-month basis.

A long-term perspective is key.

It remains to be seen how quickly the financial markets can resume their upward trajectory. In any case, the market’s rebound over the past two years from the severe downturn of 2008 and 2009, coupled with the bouts of volatility, underscores the importance of maintaining a disciplined and balanced long-term investment strategy through changing market cycles. By staying focused on your long-term goals, you may be better positioned to both navigate falling markets and participate in rising markets.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at www.wellsfargo.com/advantagefunds, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

6.
The Barclays Capital U.S. Corporate High Yield Bond Index is an unmanaged, U.S. dollar denominated, nonconvertible, non-investment grade debt index. The index consists of domestic and corporate bonds rated Ba and below with a minimum outstanding amount of $150 million. You cannot invest directly in an index.

7.
The Barclays Capital U.S. Treasury Index is an index of U.S. Treasury securities. You cannot invest directly in an index.

8.
The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays Capital Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S.
Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

6

Wells Fargo Advantage WealthBuilder Portfolios

Performance Highlights (Unaudited)

Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks current income with a secondary emphasis on capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Doug Beath

Petros Bocray, CFA, FRM

Jeffrey P. Mellas, CAIA

FUND INCEPTION

September 30, 2004

TEN LARGEST HOLDINGS[1] (AS OF NOVEMBER 30,
2011)

Wells Fargo Advantage Short Duration Government Bond Fund

27.99%

Wells Fargo Advantage Government Securities Fund

18.60%

Wells Fargo Advantage Total Return Bond Portfolio

18.55%

PIMCO CommoditityRealReturn Strategy Fund

2.92%

T. Rowe Price Blue Chip Growth Fund

2.30%

ING Global Real Estate Fund

1.99%

Thornburg International Value Fund

1.71%

American Century Growth Fund

1.66%

Wells Fargo Advantage Equity Value Portfolio

1.44%

Wells Fargo Advantage Strategic Large Cap Growth Fund

1.32%

CURRENT TARGET ALLOCATION[2] (AS OF NOVEMBER 30,
2011)

1.
The ten largest holdings are calculated based on the value of the holdings divided by total net assets of the Portfolio. Holdings are subject to change and may have changed since the date specified.

2.
Current target allocation is subject to change and is calculated based on the total long-term investments of the Portfolio. The Portfolio’s use of futures contracts to implement a Tactical Asset Allocation (TAA) shift toward stocks or bonds is reflected in the allocation shown.

Performance Highlights (Unaudited)

Wells Fargo Advantage WealthBuilder Portfolios

7

Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio (continued)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF
NOVEMBER 30, 2011)

Including Sales Charge

Excluding Sales Charge

Expense Ratios[3]

Inception Date

6 Months*

1 Year

5 Year

Life of Portfolio

6 Months*

1 Year

5 Year

Life of Portfolio

Gross

Net[4]

WealthBuilder Conservative Allocation Portfolio (WBCAX)

09/30/2004

(4.16
)

0.79

2.76

3.43

(2.70
)

2.32

3.07

3.65

2.10%

2.05%

WealthBuilder Conservative Allocation Composite Index[5]

1.69

6.25

5.15

5.32

  S&P 500
Index[6]

(6.25
)

7.83

(0.18
)

3.70

Barclays Capital U.S. Aggregate Bond Index[7]

3.54

5.52

6.14

5.44

*
Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Portfolio’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For
WealthBuilder Portfolio shares, the maximum front-end sales charge is 1.50%. Performance including sales charge assumes the sales charge for the corresponding time period.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The Portfolio will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Portfolio is exposed to alternative investment risk, foreign investment risk, high yield securities risk, mortgage- and asset-backed securities risk, and smaller company investment risk. Consult the Portfolio’s prospectus for additional information on these and other risks.

3.
Reflects the expense ratios as stated in the most recent prospectus.

4.
The Adviser has committed through September 30, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Portfolio’s Total Annual Fund
Operating Expenses After Fee Waiver, excluding certain expenses, at 1.50%. Without this cap, the Portfolio’s returns would have been lower.

5.
The WealthBuilder Conservative Allocation Composite Index is weighted 20% in the S&P 500 Index and 80% in the Barclays Capital U.S. Aggregate Bond Index (includes
Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities). You cannot invest directly in an index.

6.
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

7.
The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays Capital Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S.
Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

8

Wells Fargo Advantage WealthBuilder Portfolios

Performance Highlights (Unaudited)

Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks a combination of current income and capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Doug Beath

Petros Bocray, CFA, FRM

Jeffrey P. Mellas, CAIA

FUND INCEPTION

September 30, 2004

TEN LARGEST HOLDINGS[1] (AS OF NOVEMBER 30,
2011)

Wells Fargo Advantage Short Duration Government Bond Fund

18.15%

Wells Fargo Advantage Government Securities Fund

13.55%

Wells Fargo Advantage Total Return Bond Portfolio

13.52%

PIMCO High Yield Fund

4.51%

T. Rowe Price Blue Chip Growth Fund

4.49%

Oppenheimer International Bond Fund

4.49%

Thornburg International Value Fund

3.33%

American Century Growth Fund

3.24%

PIMCO CommodityRealReturn Strategy Fund

2.85%

Wells Fargo Advantage Equity Value Portfolio

2.81%

CURRENT TARGET ALLOCATION[2]  (AS OF NOVEMBER 30,
2011)

1.
The ten largest holdings are calculated based on the value of the holdings divided by total net assets of the Portfolio. Holdings are subject to change and may have changed since the date specified.

2.
Current target allocation is subject to change and is calculated based on the total long-term investments of the Portfolio. The Portfolio’s use of futures contracts to implement a Tactical Asset Allocation (TAA) shift toward stocks or bonds is reflected in the allocation shown.

Performance Highlights (Unaudited)

Wells Fargo Advantage WealthBuilder Portfolios

9

Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio (continued)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF NOVEMBER 30, 2011)

Including Sales Charge

Excluding Sales Charge

Expense Ratios[3]

Inception Date

6 Months*

1 Year

5 Year

Life of Portfolio

6 Months*

1 Year

5 Year

Life of Portfolio

Gross

Net[4]

WealthBuilder Moderate Balanced Portfolio (WBBBX)

09/30/2004

(7.22
)

0.29

1.20

3.20

(5.81
)

1.81

1.51

3.42

2.09%

2.04%

WealthBuilder Moderate Balanced Composite Index[5]

(0.22
)

6.84

4.02

5.08

  S&P 500
Index[6]

(6.25
)

7.83

(0.18
)

3.70

Barclays Capital U.S. Aggregate Bond Index[7]

3.54

5.52

6.14

5.44

*
Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Portfolio’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For
WealthBuilder Portfolio shares, the maximum front-end sales charge is 1.50%. Performance including sales charge assumes the sales charge for the corresponding time period.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The Portfolio will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Portfolio is exposed to alternative investment risk, foreign investment risk, high yield securities risk, mortgage- and asset-backed securities risk, and smaller company investment risk. Consult the Portfolio’s prospectus for additional information on these and other risks.

3.
Reflects the expense ratios as stated in the most recent prospectus.

4.
The Adviser has committed through September 30, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Portfolio’s Total Annual Fund
Operating Expenses After Fee Waiver, excluding certain expenses, at 1.50%. Without this cap, the Portfolio’s returns would have been lower.

5.
The WealthBuilder Moderate Balanced Composite Index is weighted 40% in the S&P 500 Index and 60% in the Barclays Capital U.S. Aggregate Bond Index (includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities). You cannot invest directly in an index.

6.
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

7.
The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays Capital Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S.
Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

10

Wells Fargo Advantage WealthBuilder Portfolios

Performance Highlights (Unaudited)

Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks a combination of capital appreciation and current income.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Doug Beath

Petros Bocray, CFA, FRM

Jeffrey P. Mellas, CAIA

FUND INCEPTION

October 1, 1997

TEN LARGEST HOLDINGS[1] (AS OF NOVEMBER 30,
2011)

Wells Fargo Advantage Government Securities Fund

11.12%

Wells Fargo Advantage Total Return Bond Portfolio

10.30%

T. Rowe Price Blue Chip Growth Fund

7.19%

Thornburg International Value Fund

5.29%

American Century Growth Fund

5.18%

Wells Fargo Advantage Equity Value Portfolio

4.45%

Oppenheimer International Bond Fund

4.34%

PIMCO High Yield Fund

4.32%

Wells Fargo Advantage Strategic Large Cap Growth Fund

4.12%

Wells Fargo Advantage Endeavor Select Fund

4.10%

CURRENT TARGET ALLOCATION[2] (AS OF NOVEMBER 30,
2011)

1.
The ten largest holdings are calculated based on the value of the holdings divided by total net assets of the Portfolio. Holdings are subject to change and may have changed since the date specified.

2.
Current target allocation is subject to change and is calculated based on the total long-term investments of the Portfolio. The Portfolio’s use of futures contracts to implement a Tactical Asset Allocation (TAA) shift toward stocks or bonds is reflected in the allocation shown.

Performance Highlights (Unaudited)

Wells Fargo Advantage WealthBuilder Portfolios

11

Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio (continued)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF NOVEMBER 30,
2011)

Including Sales Charge

Excluding Sales Charge

Expense Ratios[3]

Inception Date

6 Months*

1 Year

5 Year

10 Year

6 Months*

1 Year

5 Year

10 Year

Gross

Net[4]

WealthBuilder Growth Balanced Portfolio (WBGBX)

10/01/1997

(10.92
)

(0.31
)

(0.93
)

2.40

(9.56
)

1.21

(0.63
)

2.55

2.20%

2.16%

WealthBuilder Growth Balanced Composite Index[5]

(2.68
)

7.40

2.42

4.17

  S&P 500
Index[6]

(6.25
)

7.83

(0.18
)

2.91

Barclays Capital U.S. Aggregate Bond Index[7]

3.54

5.52

6.14

5.59

*
Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Portfolio’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For
WealthBuilder Portfolio shares, the maximum front-end sales charge is 1.50%. Performance including sales charge assumes the sales charge for the corresponding time period.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The Portfolio will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Portfolio is exposed to alternative investment risk, foreign investment risk, high yield securities risk, mortgage- and asset-backed securities risk, and smaller company investment risk. Consult the Portfolio’s prospectus for additional information on these and other risks.

3.
Reflects the expense ratios as stated in the most recent prospectus.

4.
The Adviser has committed through September 30, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Portfolio’s Total Annual Fund
Operating Expenses After Fee Waiver, excluding certain expenses, at 1.50%. Without this cap, the Portfolio’s returns would have been lower.

5.
The WealthBuilder Growth Balanced Composite Index is weighted 65% in the S&P 500 Index and 35% in the Barclays Capital U.S. Aggregate Bond Index (includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities). You cannot invest directly in an index.

6.
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

7.
The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays Capital Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S.
Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

12

Wells Fargo Advantage WealthBuilder Portfolios

Performance Highlights (Unaudited)

Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks capital appreciation with a secondary emphasis on current income.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Doug Beath

Petros Bocray, CFA, FRM

Jeffrey P. Mellas, CAIA

FUND INCEPTION

September 30, 2004

TEN LARGEST HOLDINGS[1] (AS OF NOVEMBER 30,
2011)

T. Rowe Price Blue Chip Growth Fund

8.73%

Thornburg International Value Fund

6.40%

American Century Growth Fund

6.25%

Wells Fargo Advantage Total Return Bond Portfolio

5.98%

Wells Fargo Advantage Government Securities Fund

5.94%

Wells Fargo Advantage Equity Value Portfolio

5.40%

Wells Fargo Advantage Strategic Large Cap Growth Fund

5.00%

Wells Fargo Advantage Endeavor Select Fund

4.99%

Wells Fargo Advantage International Growth Portfolio

4.34%

Wells Fargo Advantage Small Company Value Portfolio

3.62%

CURRENT TARGET ALLOCATION[2] (AS OF NOVEMBER 30,
2011)

1.
The ten largest holdings are calculated based on the value of the holdings divided by total net assets of the Portfolio. Holdings are subject to change and may have changed since the date specified.

2.
Current target allocation is subject to change and is calculated based on the total long-term investments of the Portfolio. The Portfolio’s use of futures contracts to implement a Tactical Asset Allocation (TAA) shift toward stocks or bonds is reflected in the allocation shown.

Performance Highlights (Unaudited)

Wells Fargo Advantage WealthBuilder Portfolios

13

Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio (continued)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF NOVEMBER 30,
2011)

Including Sales Charge

Excluding Sales Charge

Expense Ratios[3]

Inception Date

6 Months*

1 Year

5 Year

Life of Portfolio

6 Months*

1 Year

5 Year

Life of Portfolio

Gross

Net[4]

WealthBuilder Growth Allocation Portfolio (WBGGX)

09/30/2004

(12.41
)

(0.60
)

(2.07
)

2.21

(11.07
)

0.92

(1.78
)

2.43

2.26%

2.19%

WealthBuilder Growth Allocation Composite Index[5]

(4.19
)

7.64

1.35

4.27

  S&P 500
Index[6]

(6.25
)

7.83

(0.18
)

3.70

Barclays Capital U.S. Aggregate Bond Index[7]

3.54

5.52

6.14

5.44

*
Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Portfolio’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For
WealthBuilder Portfolio shares, the maximum front-end sales charge is 1.50%. Performance including sales charge assumes the sales charge for the corresponding time period.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The Portfolio will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Portfolio is exposed to alternative investment risk, foreign investment risk, high yield securities risk, mortgage- and asset-backed securities risk, and smaller company investment risk. Consult the Portfolio’s prospectus for additional information on these and other risks.

3.
Reflects the expense ratios as stated in the most recent prospectus.

4.
The Adviser has committed through September 30, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Portfolio’s Total Annual Fund
Operating Expenses After Fee Waiver, excluding certain expenses, at 1.50%. Without this cap, the Portfolio’s returns would have been lower.

5.
The WealthBuilder Growth Allocation Composite Index is weighted 80% in the S&P 500 Index and 20% in the Barclays Capital U.S. Aggregate Bond Index (includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities). You cannot invest directly in an index.

6.
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

7.
The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays Capital Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S.
Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

14

Wells Fargo Advantage WealthBuilder Portfolios

Performance Highlights (Unaudited)

Wells Fargo Advantage WealthBuilder Equity Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital appreciation with no emphasis on income.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Doug Beath

Petros Bocray, CFA, FRM

Jeffrey P. Mellas, CAIA

FUND INCEPTION

October 1, 1997

TEN LARGEST HOLDINGS[1] (AS OF NOVEMBER 30,
2011)

Wells Fargo Advantage Equity Value Portfolio

12.53%

Thornburg International Value Fund

8.90%

T. Rowe Price Blue Chip Growth Fund

8.71%

MFS Value Fund

6.28%

American Century Growth Fund

6.27%

Eaton Vance Large Cap Value Fund

6.27%

Wells Fargo Advantage International Growth Portfolio

6.01%

Wells Fargo Advantage Small Cap Value Fund

5.10%

Wells Fargo Advantage Emerging Growth Portfolio

5.07%

Wells Fargo Advantage Small Company Value Portfolio

5.06%

PORTFOLIO ALLOCATION[2] (AS OF NOVEMBER 30,
2011)

1.
The ten largest holdings are calculated based on the value of the holdings divided by total net assets of the Portfolio. Holdings are subject to change and may have changed since the date specified.

2.
Portfolio allocation is subject to change and is calculated based on the total long-term investments of the Portfolio.

Performance Highlights (Unaudited)

Wells Fargo Advantage WealthBuilder Portfolios

15

Wells Fargo Advantage WealthBuilder Equity Portfolio (continued)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF NOVEMBER 30, 2011)

Including Sales Charge

Excluding Sales Charge

Expense Ratios[3]

Inception Date

6 Months*

1 Year

5 Year

10 Year

6 Months*

1 Year

5 Year

10 Year

Gross

Net[4]

WealthBuilder Equity Portfolio (WBGIX)

10/01/1997

(12.94
)

(1.69
)

(3.08
)

1.36

(11.62
)

(0.20
)

(2.78
)

1.52

2.53%

2.43%

  S&P 500
Index[5]

(6.25
)

7.83

(0.18
)

2.91

*
Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Portfolio’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For
WealthBuilder Portfolio shares, the maximum front-end sales charge is 1.50%. Performance including sales charge assumes the sales charge for the corresponding time period.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The Portfolio will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Portfolio is exposed to foreign investment risk and smaller-company investment risk. Consult the Portfolio’s prospectus for additional information on these and other risks.

3.
Reflects the expense ratios as stated in the most recent prospectus.

4.
The Adviser has committed through September 30, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Portfolio’s Total Annual Fund
Operating Expenses After Fee Waiver, excluding certain expenses, at 1.50%. Without this cap, the Portfolio’s returns would have been lower.

5.
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

16

Wells Fargo Advantage WealthBuilder Portfolios

Performance Highlights (Unaudited)

Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital appreciation with no emphasis on income.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Doug Beath

Petros Bocray, CFA, FRM

Jeffrey P. Mellas, CAIA

FUND INCEPTION

October 1, 1997

TEN LARGEST HOLDINGS[1] (AS OF NOVEMBER 30,
2011)

T. Rowe Price Blue Chip Growth Fund

11.36%

Thornburg International Value Fund

8.35%

American Century Growth Fund

8.15%

Wells Fargo Advantage Equity Value Portfolio

7.05%

Wells Fargo Advantage Endeavor Select Fund

6.51%

Wells Fargo Advantage Strategic Large Cap Growth Fund

6.49%

Wells Fargo Advantage International Growth Portfolio

5.63%

Wells Fargo Advantage Small Company Value Portfolio

4.74%

Royce Pennsylvania Mutual Fund

4.71%

Wells Fargo Advantage Small Cap Value Fund

4.71%

CURRENT TARGET ALLOCATION[2] (AS OF NOVEMBER 30,
2011)

1.
The ten largest holdings are calculated based on the value of the holdings divided by total net assets of the Portfolio. Holdings are subject to change and may have changed since the date specified.

2.
Current target allocation is subject to change and is calculated based on the total long-term investments of the Portfolio. The Portfolio’s use of futures contracts to implement a Tactical Equity Allocation (TEA) shifts among asset classes is reflected in the allocation shown.

Performance Highlights (Unaudited)

Wells Fargo Advantage WealthBuilder Portfolios

17

Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio (continued)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF NOVEMBER 30, 2011)

Including Sales Charge

Excluding Sales Charge

Expense Ratios[3]

Inception Date

6 Months*

1 Year

5 Year

10 Year

6 Months*

1 Year

5 Year

10 Year

Gross

Net[4]

WealthBuilder Tactical Equity Portfolio (WBGAX)

10/01/1997

(11.50
)

0.19

(2.60
)

2.85

(10.15
)

1.71

(2.31
)

3.01

2.47%

2.42%

  S&P 500
Index[5]

(6.25
)

7.83

(0.18
)

2.91

*
Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Portfolio’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For
WealthBuilder Portfolio shares, the maximum front-end sales charge is 1.50%. Performance including sales charge assumes the sales charge for the corresponding time period.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The Portfolio will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Portfolio is exposed to foreign investment risk and smaller-company investment risk. Consult the Portfolio’s prospectus for additional information on these and other risks.

3.
Reflects the expense ratios as stated in the most recent prospectus.

4.
The Adviser has committed through September 30, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Portfolio’s Total Annual Fund
Operating Expenses After Fee Waiver, excluding certain expenses, at 1.50%. Without this cap, the Portfolio’s returns would have been lower.

5.
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

18

Wells Fargo Advantage WealthBuilder Portfolios

Fund Expenses (Unaudited)

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is
based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2011 to November 30, 2011.

Actual Expenses

The “Actual” line of the table below provides
information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the
Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio

Beginning Account Value 06-01-2011

Ending Account Value 11-30-2011

Expenses Paid During the Period¹

Net Annual Expense
Ratio[2]

Actual

$
1,000.00

$
972.98

$
7.40

1.50
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,017.50

$
7.57

1.50
%

Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio

Actual

$
1,000.00

$
941.94

$
7.28

1.50
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,017.50

$
7.57

1.50
%

Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio

Actual

$
1,000.00

$
904.40

$
7.14

1.50
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,017.50

$
7.57

1.50
%

Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio

Actual

$
1,000.00

$
889.27

$
7.08

1.50
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,017.50

$
7.57

1.50
%

Wells Fargo Advantage WealthBuilder Equity Portfolio

Actual

$
1,000.00

$
883.84

$
7.06

1.50
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,017.50

$
7.57

1.50
%

Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio

Actual

$
1,000.00

$
898.49

$
7.12

1.50
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,017.50

$
7.57

1.50
%

1.
Expenses paid is equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

2.
The annual expense ratios exclude any expenses allocated from Master Portfolios.

Portfolio of Investments—November 30, 2011 (Unaudited)

Wells Fargo Advantage WealthBuilder Portfolios

19

WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO

Security Name

Shares

Value

Affiliated Master Portfolios: 23.05%

Wells Fargo Advantage Emerging Growth Portfolio (l)

N/A

$
6,437,774

Wells Fargo Advantage Equity Value Portfolio (l)

N/A

9,653,354

Wells Fargo Advantage International Growth Portfolio (l)

N/A

7,670,513

Wells Fargo Advantage Small Company Value Portfolio (l)

N/A

6,491,718

Wells Fargo Advantage Total Return Bond Portfolio (l)

N/A

124,630,277

Total Affiliated Master Portfolios (Cost $151,358,642)

154,883,636

Investment Companies: 75.27%

Alternative Investments Funds: 4.91%

ING Global Real Estate Fund

883,885

13,390,851

PIMCO CommodityRealReturn Strategy Fund

2,510,962

19,635,720

33,026,571

International Equity Funds: 6.21%

American Century Growth Fund

427,374

11,145,924

DFA International Small Cap Value Portfolio

178,128

2,559,706

Dodge & Cox International Stock Fund

124,864

3,847,058

Oppenheimer Developing Markets Fund

102,793

3,160,885

T. Rowe Price International Discovery Fund

65,424

2,531,263

Templeton Institutional Foreign Equity Fund

210,434

3,823,578

Thornburg International Value Fund

454,451

11,465,810

Wells Fargo Advantage Emerging Markets Equity Fund (l)

147,894

3,161,979

41,696,203

International Fixed Income Funds: 9.26%

Oppenheimer International Bond Fund

4,934,411

31,037,445

PIMCO High Yield Fund

3,534,365

31,173,098

62,210,543

U.S. Equity Funds: 8.30%

Eaton Vance Large Cap Value Fund

281,586

4,792,602

MFS Value Fund

213,377

4,796,708

Royce Pennsylvania Mutual Fund

571,267

6,426,757

T. Rowe Price Blue Chip Growth Fund

396,106

15,475,870

Wells Fargo Advantage Endeavor Select Fund (l)†

912,114

8,856,625

Wells Fargo Advantage Small Cap Value Fund (l)

211,377

6,544,217

Wells Fargo Advantage Strategic Large Cap Growth Fund (l)

286,662

8,869,326

55,762,105

U.S. Fixed Income Funds: 46.59%

Wells Fargo Advantage Government Securities Fund (l)

11,107,176

124,955,733

Wells Fargo Advantage Short Duration Government Bond Fund (l)

18,171,316

188,073,121

313,028,854

Total Investment Companies (Cost $484,691,709)

505,724,276

Yield

Short-Term Investments: 1.62%

Investment Companies: 0.05%

Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class(l)(u)

0.05
%

313,490

313,490

20

Wells Fargo Advantage WealthBuilder Portfolios

Portfolio of Investments—November 30, 2011 (Unaudited)

WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO

Security Name

Yield

Maturity Date

Principal

Value

U.S. Treasury Securities: 1.57%

U.S. Treasury Bill#

0.04
%

04/05/2012

$
275,000

$
274,976

U.S. Treasury Bill#

0.03

05/31/2012

30,000

29,992

U.S. Treasury Bill#

0.05

05/03/2012

4,680,000

4,679,251

U.S. Treasury Bill#

0.07

01/05/2012

55,000

54,999

U.S. Treasury Bill#

0.07

02/02/2012

5,555,000

5,554,883

10,594,101

Total Short-Term Investments (Cost $10,906,836)

10,907,591

Total Investments in Securities

(Cost $646,957,187)*

99.94
%

671,515,503

Other Assets and Liabilities, Net

0.06

410,950

Total Net Assets

100.00
%

$
671,926,453

(l)
Investment in an affiliate. The total cost of affiliated investments is $482,088,380.

†
Non-income earning investment.

(u)
Rate shown is the 7-day annualized yield at period end.

#
All or a portion of this security is segregated as collateral for investments in derivative instruments.

*
Cost for federal income tax purposes is $654,561,746 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation

$
17,659,388

Gross unrealized depreciation

(705,631
)

Net unrealized appreciation

$
16,953,757

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—November 30, 2011 (Unaudited)

Wells Fargo Advantage WealthBuilder Portfolios

21

WEALTHBUILDER MODERATE BALANCED PORTFOLIO

Security Name

Shares

Value

Affiliated Master Portfolios: 22.32%

Wells Fargo Advantage Emerging Growth Portfolio (l)

N/A

$
12,424,174

Wells Fargo Advantage Equity Value Portfolio (l)

N/A

18,641,970

Wells Fargo Advantage International Growth Portfolio (l)

N/A

14,814,400

Wells Fargo Advantage Small Company Value Portfolio (l)

N/A

12,536,412

Wells Fargo Advantage Total Return Bond Portfolio (l)

N/A

89,730,403

Total Affiliated Master Portfolios (Cost $144,118,088)

148,147,359

Investment Companies: 73.78%

Alternative Investments Funds: 4.79%

ING Global Real Estate Fund

851,206

12,895,766

PIMCO CommodityRealReturn Strategy Fund

2,419,328

18,919,149

31,814,915

International Equity Funds: 12.11%

American Century Growth Fund

824,775

21,510,138

DFA International Small Cap Value Portfolio

343,103

4,930,397

Dodge & Cox International Stock Fund

240,839

7,420,257

Oppenheimer Developing Markets Fund

197,987

6,088,087

T. Rowe Price International Discovery Fund

126,015

4,875,522

Templeton Institutional Foreign Equity Fund

406,032

7,377,606

Thornburg International Value Fund

875,333

22,084,650

Wells Fargo Advantage Emerging Markets Equity Fund (l)

284,849

6,090,062

80,376,719

International Fixed Income Funds: 9.00%

Oppenheimer International Bond Fund

4,738,279

29,803,773

PIMCO High Yield Fund

3,394,932

29,943,301

59,747,074

U.S. Equity Funds: 16.18%

Eaton Vance Large Cap Value Fund

543,731

9,254,293

MFS Value Fund

412,939

9,282,862

Royce Pennsylvania Mutual Fund

1,098,443

12,357,479

T. Rowe Price Blue Chip Growth Fund

763,098

29,814,247

Wells Fargo Advantage Endeavor Select Fund (l)†

1,755,888

17,049,669

Wells Fargo Advantage Small Cap Value Fund (l)

404,623

12,527,124

Wells Fargo Advantage Strategic Large Cap Growth Fund (l)

552,486

17,093,916

107,379,590

U.S. Fixed Income Funds: 31.70%

Wells Fargo Advantage Government Securities Fund (l)

7,996,189

89,957,131

Wells Fargo Advantage Short Duration Government Bond Fund (l)

11,638,412

120,457,560

210,414,691

Total Investment Companies (Cost $461,797,896)

489,732,989

Yield

Short-Term Investments: 3.26%

Investment Companies: 0.07%

Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)

0.05
%

499,995

499,995

22

Wells Fargo Advantage WealthBuilder Portfolios

Portfolio of Investments—November 30, 2011 (Unaudited)

WEALTHBUILDER MODERATE BALANCED PORTFOLIO

Security Name

Yield

Maturity Date

Principal

Value

U.S. Treasury Securities: 3.19%

U.S. Treasury Bill#

0.01
%

04/05/2012

$
360,000

$
359,969

U.S. Treasury Bill#

0.01

05/03/2012

9,040,000

9,038,554

U.S. Treasury Bill#

0.01

05/31/2012

60,000

59,983

U.S. Treasury Bill#

0.03

01/05/2012

195,000

194,998

U.S. Treasury Bill#

0.05

02/02/2012

11,505,000

11,504,758

21,158,262

Total Short-Term Investments (Cost $21,656,735)

21,658,257

Total Investments in Securities

(Cost $627,572,719)*

99.36
%

659,538,605

Other Assets and Liabilities, Net

0.64

4,214,859

Total Net Assets

100.00
%

$
663,753,464

(l)
Investment in an affiliate. The total cost of affiliated investments is $396,221,261.

†
Non-income earning investment.

#
All or a portion of this security is segregated as collateral for investments in derivative instruments.

(u)
Rate shown is the 7-day annualized yield at period end.

*
Cost for federal income tax purposes is $639,209,606 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation

$
22,046,287

Gross unrealized depreciation

(1,717,288
)

Net unrealized appreciation

$
20,328,999

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—November 30, 2011 (Unaudited)

Wells Fargo Advantage WealthBuilder Portfolios

23

WEALTHBUILDER GROWTH BALANCED PORTFOLIO

Security Name

Shares

Value

Affiliated Master Portfolios: 24.28%

Wells Fargo Advantage Emerging Growth Portfolio (l)

N/A

$
20,388,958

Wells Fargo Advantage Equity Value Portfolio (l)

N/A

30,495,435

Wells Fargo Advantage International Growth Portfolio (l)

N/A

24,390,359

Wells Fargo Advantage Small Company Value Portfolio (l)

N/A

20,505,564

Wells Fargo Advantage Total Return Bond Portfolio (l)

N/A

70,611,117

Total Affiliated Master Portfolios (Cost $160,133,259)

166,391,433

Investment Companies: 69.61%

Alternative Investments Funds: 4.69%

ING Global Real Estate Fund

855,253

12,957,077

PIMCO CommodityRealReturn Strategy Fund

2,453,558

19,186,826

32,143,903

International Equity Funds: 19.28%

American Century Growth Fund

1,361,805

35,515,880

DFA International Small Cap Value Portfolio

560,933

8,060,600

Dodge & Cox International Stock Fund

394,636

12,158,738

Oppenheimer Developing Markets Fund

325,112

9,997,185

T. Rowe Price International Discovery Fund

206,989

8,008,414

Templeton Institutional Foreign Equity Fund

666,655

12,113,119

Thornburg International Value Fund

1,435,782

36,224,783

Wells Fargo Advantage Emerging Markets Equity Fund (l)

469,249

10,032,537

132,111,256

International Fixed Income Funds: 8.66%

Oppenheimer International Bond Fund

4,726,063

29,726,937

PIMCO High Yield Fund

3,357,239

29,610,846

59,337,783

U.S. Equity Funds: 25.86%

Eaton Vance Large Cap Value Fund

897,367

15,273,192

MFS Value Fund

681,593

15,322,212

Royce Pennsylvania Mutual Fund

1,809,352

20,355,211

T. Rowe Price Blue Chip Growth Fund

1,260,772

49,258,380

Wells Fargo Advantage Endeavor Select Fund (l)†

2,896,110

28,121,228

Wells Fargo Advantage Small Cap Value Fund (l)

666,976

20,649,568

Wells Fargo Advantage Strategic Large Cap Growth Fund (l)

912,099

28,220,344

177,200,135

U.S. Fixed Income Funds: 11.12%

Wells Fargo Advantage Government Securities Fund (l)

6,776,010

76,230,115

Total Investment Companies (Cost $427,371,412)

477,023,192

Yield

Short-Term Investments: 5.54%

Investment Companies: 0.39%

Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)

0.05
%

2,652,130

2,652,130

24	Wells Fargo Advantage WealthBuilder Portfolios	Portfolio of Investments—November 30, 2011 (Unaudited)

WEALTHBUILDER GROWTH BALANCED PORTFOLIO

Security Name	Yield	Maturity Date	Principal	Value

U.S. Treasury Securities: 5.15%
U.S. Treasury Bill#	0.01%	02/02/2012	$19,970,000	$19,969,581
U.S. Treasury Bill#	0.04	01/05/2012	245,000	244,997
U.S. Treasury Bill#	0.04	05/03/2012	15,095,000	15,092,585

				35,307,163

Total Short-Term Investments (Cost $37,956,648)				37,959,293

Total Investments in Securities
(Cost $625,461,319)*	99.43%	681,373,918
Other Assets and Liabilities, Net	0.57	3,896,502

Total Net Assets	100.00%	$685,270,420

(l)	Investment in an affiliate. The total cost of affiliated investments is $310,710,076.

†	Non-income earning investment.

(u)	Rate shown is the 7-day annualized yield at period end.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $653,108,932 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$31,162,925
Gross unrealized depreciation	(2,897,939)

Net unrealized appreciation	$28,264,986

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage WealthBuilder Portfolios	25

WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO

Security Name		Shares	Value

Affiliated Master Portfolios: 22.91%
Wells Fargo Advantage Emerging Growth Portfolio (l)		N/A	$9,893,234
Wells Fargo Advantage Equity Value Portfolio (l)		N/A	14,859,463
Wells Fargo Advantage International Growth Portfolio (l)		N/A	11,939,700
Wells Fargo Advantage Small Company Value Portfolio (l)		N/A	9,956,559
Wells Fargo Advantage Total Return Bond Portfolio (l)		N/A	16,454,421

Total Affiliated Master Portfolios (Cost $60,894,502)			63,103,377

Investment Companies: 70.33%

Alternative Investments Funds: 4.62%
ING Global Real Estate Fund		340,793	5,163,010
PIMCO CommodityRealReturn Strategy Fund		966,408	7,557,313

			12,720,323

International Equity Funds: 23.36%
American Century Growth Fund		659,984	17,212,390
DFA International Small Cap Value Portfolio		274,271	3,941,276
Dodge & Cox International Stock Fund		193,095	5,949,251
Oppenheimer Developing Markets Fund		158,528	4,874,721
T. Rowe Price International Discovery Fund		101,397	3,923,033
Templeton Institutional Foreign Equity Fund		326,485	5,932,238
Thornburg International Value Fund		698,188	17,615,275
Wells Fargo Advantage Emerging Markets Equity Fund (l)		228,438	4,884,001

			64,332,185

International Fixed Income Funds: 5.14%
Oppenheimer International Bond Fund		1,126,509	7,085,745
PIMCO High Yield Fund		800,268	7,058,364

			14,144,109

U.S. Equity Funds: 31.27%
Eaton Vance Large Cap Value Fund		434,923	7,402,384
MFS Value Fund		329,092	7,397,981
Royce Pennsylvania Mutual Fund		880,870	9,909,782
T. Rowe Price Blue Chip Growth Fund		615,558	24,049,858
Wells Fargo Advantage Endeavor Select Fund (l)†		1,414,899	13,738,672
Wells Fargo Advantage Small Cap Value Fund (l)		317,839	9,840,291
Wells Fargo Advantage Strategic Large Cap Growth Fund (l)		445,075	13,770,623

			86,109,591

U.S. Fixed Income Funds: 5.94%
Wells Fargo Advantage Government Securities Fund (l)		1,453,227	16,348,805

Total Investment Companies (Cost $173,559,539)			193,655,013

Yield

Short-Term Investments: 6.15%

Investment Companies: 0.19%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)	0.05%	531,898	531,898

26	Wells Fargo Advantage WealthBuilder Portfolios	Portfolio of Investments—November 30, 2011 (Unaudited)

WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO

Security Name	Yield	Maturity Date	Principal	Value

U.S. Treasury Securities: 5.96%
U.S. Treasury Bill#	0.03%	04/05/2012	$65,000	$64,994
U.S.Treasury Bill#	0.01	01/05/2012	150,000	149,998
U.S.Treasury Bill#	0.01	02/02/2012	9,035,000	9,034,810
U.S.Treasury Bill#	0.04	05/03/2012	7,150,000	7,148,856

				16,398,658

Total Short-Term Investments (Cost $16,929,333)				16,930,556

Total Investments in Securities
(Cost $251,383,374)*	99.39%	273,688,946
Other Assets and Liabilities, Net	0.61	1,669,255

Total Net Assets	100.00%	$275,358,201

(l)	Investment in an affiliate. The total cost of affiliated investments is $114,109,709.

†	Non-income earning investment.

(u)	Rate shown is the 7-day annualized yield at period end.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $262,343,798 and net unrealized appreciation consists of:

Gross unrealized appreciation	$12,725,915
Gross unrealized depreciation	(1,380,767)

Net unrealized appreciation	$11,345,148

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage WealthBuilder Portfolios	27

WEALTHBUILDER EQUITY PORTFOLIO

Security Name		Shares	Value

Affiliated Master Portfolios: 28.66%
Wells Fargo Advantage Emerging Growth Portfolio (l)		N/A	$5,819,975
Wells Fargo Advantage Equity Value Portfolio (l)		N/A	14,390,494
Wells Fargo Advantage International Growth Portfolio (l)		N/A	6,898,698
Wells Fargo Advantage Small Company Value Portfolio (l)		N/A	5,815,352

Total Affiliated Master Portfolios (Cost $31,419,771)			32,924,519

Investment Companies: 71.33%

International Equity Funds: 29.96%
American Century Growth Fund		276,092	7,200,480
DFA International Small Cap Value Portfolio		157,394	2,261,751
Dodge & Cox International Stock Fund		111,744	3,442,844
Oppenheimer Developing Markets Fund		91,540	2,814,860
T. Rowe Price International Discovery Fund		57,857	2,238,471
Templeton Institutional Foreign Equity Fund		188,860	3,431,579
Thornburg International Value Fund		405,028	10,218,850
Wells Fargo Advantage Emerging Markets Equity Fund (l)		131,316	2,807,544

			34,416,379

U.S. Equity Funds: 41.37%
Eaton Vance Large Cap Value Fund		422,993	7,199,337
MFS Value Fund		321,037	7,216,906
Royce Pennsylvania Mutual Fund		514,685	5,790,208
T. Rowe Price Blue Chip Growth Fund		256,082	10,005,136
Wells Fargo Advantage Endeavor Select Fund (l)†		589,042	5,719,601
Wells Fargo Advantage Small Cap Value Fund (l)		189,192	5,857,381
Wells Fargo Advantage Strategic Large Cap Growth Fund (l)		185,206	5,730,286

			47,518,855

Total Investment Companies (Cost $70,248,874)			81,935,234

Yield

Short-Term Investments: 0.35%

Investment Companies: 0.35%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)	0.05%	400,000	400,000

Total Short-Term Investments (Cost $400,000)			400,000

Total Investments in Securities
(Cost $102,068,645)*	100.34%	115,259,753
Other Assets and Liabilities, Net	(0.34)	(385,684)

Total Net Assets	100.00%	$114,874,069

(l)	Investment in an affiliate. The total cost of affiliated investments is $48,981,854.

†	Non-income earning investment.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $103,528,407 and net unrealized appreciation consists of:

Gross unrealized appreciation	$12,481,447
Gross unrealized depreciation	(750,101)

Net unrealized appreciation	$11,731,346

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage WealthBuilder Portfolios	Portfolio of Investments—November 30, 2011 (Unaudited)

WEALTHBUILDER TACTICAL EQUITY PORTFOLIO

Security Name			Shares	Value

Affiliated Master Portfolios: 22.11%
Wells Fargo Advantage Emerging Growth Portfolio (l)			N/A	$16,311,105
Wells Fargo Advantage Equity Value Portfolio (l)			N/A	24,560,131
Wells Fargo Advantage International Growth Portfolio (l)			N/A	19,615,870
Wells Fargo Advantage Small Company Value Portfolio (l)			N/A	16,504,019

Total Affiliated Master Portfolios (Cost $72,495,260)				76,991,125

Investment Companies: 71.27%

International Equity Funds: 30.51%
American Century Growth Fund			1,088,121	28,378,188
DFA International Small Cap Value Portfolio			455,444	6,544,737
Dodge & Cox International Stock Fund			320,103	9,862,375
Oppenheimer Developing Markets Fund			262,199	8,062,621
T. Rowe Price International Discovery Fund			166,921	6,458,182
Templeton Institutional Foreign Equity Fund			539,657	9,805,559
Thornburg International Value Fund			1,152,865	29,086,782
Wells Fargo Advantage Emerging Markets Equity Fund (l)			377,014	8,060,549

				106,258,993

U.S. Equity Funds: 40.76%
Eaton Vance Large Cap Value Fund			716,660	12,197,555
MFS Value Fund			541,376	12,170,124
Royce Pennsylvania Mutual Fund			1,457,332	16,394,990
T. Rowe Price Blue Chip Growth Fund			1,012,455	39,556,604
Wells Fargo Advantage Endeavor Select Fund (l)†			2,333,442	22,657,724
Wells Fargo Advantage Small Cap Value Fund (l)			529,477	16,392,595
Wells Fargo Advantage Strategic Large Cap Growth Fund (l)			731,050	22,618,690

				141,988,282

Total Investment Companies (Cost $214,301,459)				248,247,275

	Yield

Short-Term Investments: 7.00%

Investment Companies: 0.86%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)	0.05%		3,000,000	3,000,000

		Maturity Date	Principal
U.S. Treasury Securities: 6.14%
U.S. Treasury Bill#	0.01	05/03/2012	$14,390,000	14,387,698
U.S. Treasury Bill#	0.04	01/05/2012	90,000	89,999
U.S. Treasury Bill#	0.04	02/02/2012	6,805,000	6,804,857
U.S. Treasury Bill#	0.01	05/31/2012	95,000	94,974

				21,377,528

Total Short-Term Investments (Cost $24,376,446)				24,377,528

Total Investments in Securities
(Cost $311,173,165)*	100.38%	349,615,928
Other Assets and Liabilities, Net	(0.38)	(1,315,177)

Total Net Assets	100.00%	$348,300,751

Portfolio of Investments—November 30, 2011 (Unaudited)	Wells Fargo Advantage WealthBuilder Portfolios	29

WEALTHBUILDER TACTICAL EQUITY PORTFOLIO

(l)	Investment in an affiliate. The total cost of affiliated investments is $134,083,726.

†	Non-income earning investment.

(u)	Rate shown is the 7-day annualized yield at period end.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $315,837,930 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$36,052,316
Gross unrealized depreciation	(2,274,318)

Net unrealized appreciation	$33,777,998

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Advantage WealthBuilder Portfolios	Statements of Assets and Liabilities—November 30, 2011 (Unaudited)

	WealthBuilder Conservative Allocation Portfolio	WealthBuilder Moderate Balanced Portfolio

Assets
Investments
In unaffiliated Underlying Funds and securities, at value	$175,857,376	$247,715,789
In affiliated Master Portfolios, at value	154,883,636	148,147,359
In affiliated Underlying Funds, at value	340,774,491	263,675,457

Total investments, at value (see cost below)	671,515,503	659,538,605
Cash	1,304,532	1,998,711
Receivable for Portfolio shares sold	2,147,723	2,049,581
Receivable for dividends and interest	3,550	3,473
Receivable for daily variation margin on open futures contracts	1,490,123	3,187,737
Prepaid expenses and other assets	65,463	43,288

Total assets	676,526,894	666,821,395

Liabilities
Payable for investments purchased	893,794	695,062
Payable for Portfolio shares redeemed	2,855,647	1,535,398
Payable for daily variation margin on open futures contracts	0	0
Advisory fee payable	86,668	86,097
Distribution fees payable	411,452	405,441
Due to other related parties	170,074	167,612
Accrued expenses and other liabilities	182,806	178,321

Total liabilities	4,600,441	3,067,931

Total net assets	$671,926,453	$663,753,464

NET ASSETS CONSIST OF
Paid-in capital	$643,074,688	$650,821,658
Undistributed (overdistributed) net investment income (loss)	(621,309)	(801,670)
Accumulated net realized gains (losses) on investments	2,197,965	(23,941,021)
Net unrealized gains on investments	27,275,109	37,674,497

Total net assets	$671,926,453	$663,753,464

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets	$671,926,453	$663,753,464
Shares outstanding	63,194,786	61,757,829
Net asset value per share	$10.63	$10.75
Maximum offering price per share[2]	$10.79	$10.91

Total investments, at cost	$646,957,187	$627,572,719

1.	Each Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/98.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities—November 30, 2011 (Unaudited)	Wells Fargo Advantage WealthBuilder Portfolios	31

WealthBuilder Growth Balanced Portfolio	WealthBuilder Growth Allocation Portfolio	WealthBuilder Equity Portfolio	WealthBuilder Tactical Equity Portfolio

$349,076,563	$151,471,279	$61,820,422	$199,895,245
166,391,433	63,103,377	32,924,519	76,991,125
165,905,922	59,114,290	20,514,812	72,729,558

681,373,918	273,688,946	115,259,753	349,615,928
1,380,374	490,687	9,225	300,454
867,837	334,357	78,546	251,074
3,606	882	0	0
4,888,841	1,967,006	0	0
50,681	27,945	17,953	25,135

688,565,257	276,509,823	115,365,477	350,192,591

449,782	103,910	0	0
1,957,842	687,436	332,862	919,432
0	0	0	524,650
89,747	33,173	5,076	41,475
419,308	168,020	69,696	212,726
173,281	69,430	28,808	87,932
204,877	89,653	54,966	105,625

3,294,837	1,151,622	491,408	1,891,840

$685,270,420	$275,358,201	$114,874,069	$348,300,751

$757,744,030	$299,275,725	$140,319,974	$468,464,828
3,190,990	717,631	(234,885)	(954,018)
(140,502,718)	(50,648,042)	(38,402,128)	(158,133,082)
64,838,118	26,012,887	13,191,108	38,923,023

$685,270,420	$275,358,201	$114,874,069	$348,300,751

$685,270,420	$275,358,201	$114,874,069	$348,300,751
64,104,751	26,165,642	11,355,087	27,904,196
$10.69	$10.52	$10.12	$12.48
$10.85	$10.68	$10.27	$12.67

$625,461,319	$251,383,374	$102,068,645	$311,173,165

32	Wells Fargo Advantage WealthBuilder Portfolios	Statements of Operations—Six Months Ended November 30, 2011 (Unaudited)

	WealthBuilder Conservative Allocation Portfolio	WealthBuilder Moderate Balanced Portfolio

Investment income
Dividends from unaffiliated Underlying Funds	$3,281,436	$4,326,551
Dividends from affiliated Underlying Funds	4,821,901	3,294,026
Dividends allocated from affiliated Master Portfolios*	201,557	406,237
Interest	3,487	7,194
Interest income allocated from affiliated Master Portfolios	1,798,970	1,377,952
Interest income from affiliated Underlying Funds	154	185
Expenses allocated from affiliated Master Portfolios	(326,148)	(371,841)
Waivers allocated from affiliated Master Portfolios	15,442	11,732

Total investment income	9,796,799	9,052,036

Expenses
Advisory fee	647,450	664,259
Administration fees	1,003,196	1,029,216
Shareholder servicing fees	809,313	830,323
Distribution fees	2,427,938	2,490,969
Custody and accounting fees	24,147	31,972
Professional fees	9,284	10,751
Registration fees	29,297	24,866
Shareholder report expenses	18,600	22,101
Trustees’ fees and expenses	6,848	6,001
Other fees and expenses	8,196	5,840

Total expenses	4,984,269	5,116,298
Less: Fee waivers and/or expense reimbursements	(128,392)	(134,359)

Net expenses	4,855,877	4,981,939

Net investment income (loss)	4,940,922	4,070,097

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) from:
Unaffiliated Underlying Funds	(241,446)	(1,329,557)
Affiliated Underlying Funds	(91,117)	(334,501)
Futures transactions	(6,805,012)	(15,375,680)
Capital gain distributions from affiliated Underlying Funds	592,486	1,195,066
Transactions allocated from affiliated Master Portfolios	3,378,594	2,591,657

Net realized gain (losses) on investments	(3,166,495)	(13,253,015)

Net change in unrealized gains (losses) from:
Unaffiliated Underlying Funds	(16,715,695)	(24,762,891)
Affiliated Underlying Funds	(903,824)	(5,271,082)
Futures transactions	1,789,761	3,756,047
Transactions allocated from affiliated Master Portfolios	(2,692,961)	(5,159,156)

Net change in unrealized gains (losses) on investments	(18,522,719)	(31,437,082)

Net realized and unrealized gains (losses) on investments	(21,689,214)	(44,690,097)

Net decrease in net assets resulting from operations	$(16,748,292)	$(40,620,000)

* Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios of	$7,039	$14,369

The accompanying notes are an integral part of these financial statements.

Statements of Operations—Six Months Ended November 30, 2011 (Unaudited)	Wells Fargo Advantage WealthBuilder Portfolios	33

WealthBuilder Growth Balanced Portfolio	WealthBuilder Growth Allocation Portfolio	WealthBuilder Equity Portfolio	WealthBuilder Tactical Equity Portfolio

$4,970,268	$1,723,571	$304,901	$713,601
2,160,725	687,710	228,874	667,457
640,198	337,799	262,493	569,614
12,672	5,704	0	7,075
1,159,767	276,097	7,310	19,549
1,029	190	109	0
(484,088)	(198,970)	(118,041)	(278,813)
9,759	2,273	0	0

8,470,330	2,834,374	685,646	1,698,483

710,106	282,899	121,531	363,908
1,100,233	438,320	188,297	563,832
886,485	353,372	151,504	453,658
2,662,898	1,060,871	455,742	1,364,655
33,704	30,462	15,611	25,723
10,751	10,751	5,499	9,500
16,940	16,373	10,415	11,242
32,949	14,600	7,600	25,400
5,303	5,303	5,303	6,001
5,925	2,391	4,810	3,344

5,465,294	2,215,342	966,312	2,827,263
(140,646)	(93,601)	(55,238)	(99,179)

5,324,648	2,121,741	911,074	2,728,084

3,145,682	712,633	(225,428)	(1,029,601)

(1,834,960)	(1,370,114)	611,722	1,915,863
(431,168)	(935,857)	(594,470)	442,956
(25,726,797)	(9,862,257)	0	3,387,094
2,036,804	984,326	562,488	1,640,368
2,249,102	543,597	(98,479)	106,225

(23,707,019)	(10,640,305)	481,261	7,492,506

(38,337,380)	(16,754,492)	(9,594,352)	(27,018,993)
(12,283,701)	(5,910,056)	(3,320,553)	(12,937,253)
5,262,678	2,222,254	0	(459,376)
(9,616,117)	(4,740,335)	(3,767,955)	(8,219,636)

(54,974,520)	(25,182,629)	(16,682,860)	(48,635,258)

(78,681,539)	(35,822,934)	(16,201,599)	(41,142,752)

$(75,535,857)	$(35,110,301)	$(16,427,027)	$(42,172,353)

$24,812	$12,050	$7,194	$20,448

34	Wells Fargo Advantage WealthBuilder Portfolios	Statements of Changes in Net Assets

	WealthBuilder Conservative Allocation Portfolio
	Six Months Ended November 30, 2011 (Unaudited)		Year Ended May 31, 2011

Operations
Net investment income		$4,940,922		$9,648,371
Net realized gains (losses) on investments		(3,166,495)		16,935,804
Net change in unrealized gains (losses) on investments		(18,522,719)		32,488,876

Net increase (decrease) in net assets resulting from operations		(16,748,292)		59,073,051

Distributions to shareholders from
Net investment income		(5,561,034)		(10,631,126)

	Shares		Shares

Capital share transactions
Proceeds from shares sold	11,465,206	122,507,205	23,897,781	251,945,943
Reinvestment of distributions	488,075	5,174,447	926,641	9,855,666
Payment for shares redeemed	(5,960,117)	(63,531,253)	(11,493,309)	(122,403,615)

Net increase in net assets resulting from capital share transactions		64,150,399		139,397,994

Total increase in net assets		41,841,073		187,839,919

Net assets
Beginning of period		630,085,380		442,245,461

End of period		$671,926,453		$630,085,830

Overdistributed net investment income		$(621,309)		$(1,197)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage WealthBuilder Portfolios	35

	WealthBuilder Moderate Balanced Portfolio
	Six Months Ended November 30, 2011 (Unaudited)		Year Ended May 31, 2011

Operations
Net investment income		$4,070,097		$7,143,642
Net realized gains (losses) on investments		(13,253,015)		24,035,292
Net change in unrealized gains (losses) on investments		(31,437,082)		57,444,430

Net increase (decrease) in net assets resulting from operations		(40,620,000)		88,623,364

Distributions to shareholders from
Net investment income		(4,871,086)		(10,351,052)

	Shares		Shares

Capital share transactions
Proceeds from shares sold	8,500,068	92,484,920	23,205,698	251,656,652
Reinvestment of distributions	450,082	4,686,007	912,956	9,910,734
Payment for shares redeemed	(7,301,168)	(79,070,879)	(11,238,977)	(121,642,643)

Net increase in net assets resulting from capital share transactions		18,100,048		139,924,743

Total increase (decrease) in net assets		(27,391,038)		218,197,055

Net assets
Beginning of period		691,144,502		472,947,447

End of period		$663,753,464		$691,144,502

Overdistributed net investment income		$(801,670)		$(681)

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Advantage WealthBuilder Portfolios	Statements of Changes in Net Assets

	WealthBuilder Growth Balanced Portfolio
	Six Months Ended November 30, 2011 (Unaudited)		Year Ended May 31, 2011

Operations
Net investment income		$3,145,682		$4,006,272
Net realized gains (losses) on investments		(23,707,019)		44,713,061
Net change in unrealized gains (losses) on investments		(54,974,520)		98,098,942

Net increase (decrease) in net assets resulting from operations		(75,535,857)		146,818,275

Distributions to shareholders from
Net investment income		0		(6,589,539)

	Shares		Shares

Capital share transactions
Proceeds from shares sold	5,712,188	62,244,238	17,319,200	188,174,685
Reinvestment of distributions	0	0	573,448	6,405,414
Payment for shares redeemed	(8,052,168)	(86,721,072)	(13,014,144)	(140,432,800)

Net increase (decrease) in net assets resulting from capital share transactions		(24,476,834)		54,147,299

Total increase (decrease) in net assets		(100,012,691)		194,376,035

Net assets
Beginning of period		785,283,111		590,907,076

End of period		$685,270,420		$785,283,111

Undistributed net investment income		$3,190,990		$45,308

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage WealthBuilder Portfolios	37

	WealthBuilder Growth Allocation Portfolio
	Six Months Ended November 30, 2011 (Unaudited)		Year Ended May 31, 2011

Operations
Net investment income		$712,633		$410,040
Net realized gains (losses) on investments		(10,640,305)		18,600,356
Net change in unrealized gains (losses) on investments		(25,182,629)		43,831,212

Net increase (decrease) in net assets resulting from operations		(35,110,301)		62,841,608

Distributions to shareholders from
Net investment income		0		(1,471,806)

	Shares		Shares

Capital share transactions
Proceeds from shares sold	2,774,729	29,940,790	7,485,153	80,443,267
Reinvestment of distributions	0	0	129,223	1,439,542
Payment for shares redeemed	(3,081,068)	(32,678,250)	(4,633,946)	(49,403,506)

Net increase (decrease) in net assets resulting from capital share transactions		(2,737,460)		32,479,303

Total increase (decrease) in net assets		(37,847,761)		93,849,105

Net assets
Beginning of period		313,205,962		219,356,857

End of period		$275,358,201		$313,205,962

Undistributed net investment income		$717,631		$4,998

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo Advantage WealthBuilder Portfolios	Statements of Changes in Net Assets

	WealthBuilder Equity Portfolio
	Six Months Ended November 30, 2011 (Unaudited)		Year Ended May 31, 2011

Operations
Net investment loss		$(225,428)		$(886,133)
Net realized gains on investments		481,261		7,257,521
Net change in unrealized gains (losses) on investments		(16,682,860)		23,398,121

Net increase (decrease) in net assets resulting from operations		(16,427,027)		29,769,509

	Shares		Shares

Capital share transactions
Proceeds from shares sold	496,652	5,083,208	1,792,843	18,552,541
Payment for shares redeemed	(1,492,434)	(15,206,777)	(2,628,789)	(26,890,457)

Net decrease in net assets resulting from capital share transactions		(10,123,569)		(8,337,916)

Total decrease in net assets		(26,550,596)		21,431,593

Net assets
Beginning of period		141,424,665		119,993,072

End of period		$114,874,069		$141,424,665

Undistributed net investment loss		$(234,885)		$(9,457)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage WealthBuilder Portfolios	39

	WealthBuilder Tactical Equity Portfolio
	Six Months Ended November 30, 2011 (Unaudited)		Year Ended May 31, 2011

Operations
Net investment loss		$(1,029,601)		$(3,071,234)
Net realized gains on investments		7,492,506		40,344,211
Net change in unrealized gains (losses) on investments		(48,635,258)		49,528,172

Net increase (decrease) in net assets resulting from operations		(42,172,353)		86,801,149

	Shares		Shares

Capital share transactions
Proceeds from shares sold	1,387,611	17,419,057	4,472,603	56,447,019
Payment for shares redeemed	(3,495,426)	(43,808,793)	(6,703,181)	(82,767,475)

Net decrease in net assets resulting from capital share transactions		(26,389,736)		(26,320,456)

Total increase (decrease) in net assets		(68,562,089)		60,480,693

Net assets
Beginning of period		416,862,840		356,385,147

End of period		$348,300,751		$416,862,840

Undistributed net investment income (loss)		$(954,018)		$75,583

The accompanying notes are an integral part of these financial statements.

40	Wells Fargo Advantage WealthBuilder Portfolios	Financial Highlights

	Beginning Net Asset Value Per Share	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income

WealthBuilder Conservative Allocation Portfolio
June 1, 2011 to November 30, 2011 (Unaudited)	$11.02	0.08	(0.38)	(0.09)
June 1, 2010 to May 31, 2011	$10.08	0.18	0.96	(0.20)
June 1, 2009 to May 31, 2010	$9.38	0.21	0.71	(0.22)
June 1, 2008 to May 31, 2009	$10.64	0.31	(1.23)	(0.32)
June 1, 2007 to May 31, 2008	$10.84	0.33	(0.01)	(0.32)
June 1, 2006 to May 31, 2007	$10.31	0.27	0.60	(0.28)

WealthBuilder Moderate Balanced Portfolio
June 1, 2011 to November 30, 2011 (Unaudited)	$11.50	0.07	(0.74)	(0.08)
June 1, 2010 to May 31, 2011	$10.01	0.14	1.54	(0.19)
June 1, 2009 to May 31, 2010	$9.01	0.15	1.00	(0.15)
June 1, 2008 to May 31, 2009	$11.35	0.24	(2.32)	(0.26)
June 1, 2007 to May 31, 2008	$12.00	0.29	(0.30)	(0.29)
June 1, 2006 to May 31, 2007	$10.95	0.21	1.15	(0.20)

WealthBuilder Growth Balanced Portfolio
June 1, 2011 to November 30, 2011 (Unaudited)	$11.82	0.05	(1.18)	0.00
June 1, 2010 to May 31, 2011	$9.60	0.06	2.26	(0.10)
June 1, 2009 to May 31, 2010	$8.30	0.10	1.29	(0.09)
June 1, 2008 to May 31, 2009	$12.27	0.17	(3.86)	(0.20)
June 1, 2007 to May 31, 2008	$13.85	0.27	(0.79)	(0.25)
June 1, 2006 to May 31, 2007	$12.45	0.14	1.99	(0.13)

WealthBuilder Growth Allocation Portfolio
June 1, 2011 to November 30, 2011 (Unaudited)	$11.83	0.03	(1.34)	0.00
June 1, 2010 to May 31, 2011	$9.34	0.02	2.53	(0.06)
June 1, 2009 to May 31, 2010	$7.98	0.04	1.36	(0.04)
June 1, 2008 to May 31, 2009	$12.47	0.12	(4.41)	(0.12)
June 1, 2007 to May 31, 2008	$13.99	0.20	(0.99)	(0.19)
June 1, 2006 to May 31, 2007	$11.93	0.08	2.23	(0.07)

WealthBuilder Equity Portfolio
June 1, 2011 to November 30, 2011 (Unaudited)	$11.45	(0.02)	(1.31)	0.00
June 1, 2010 to May 31, 2011	$9.10	(0.07)	2.42	0.00
June 1, 2009 to May 31, 2010	$7.72	(0.06)	1.44	0.00
June 1, 2008 to May 31, 2009	$12.55	(0.01)	(4.39)	(0.01)
June 1, 2007 to May 31, 2008	$15.11	0.11	(1.36)	(0.10)
June 1, 2006 to May 31, 2007	$13.00	(0.02)	2.64	0.00

WealthBuilder Tactical Equity Portfolio
June 1, 2011 to November 30, 2011 (Unaudited)	$13.89	(0.04)	(1.37)	0.00
June 1, 2010 to May 31, 2011	$11.05	(0.10)	2.94	0.00
June 1, 2009 to May 31, 2010	$9.13	(0.06)	1.98	0.00
June 1, 2008 to May 31, 2009	$15.79	(0.01)	(5.98)	(0.01)
June 1, 2007 to May 31, 2008	$18.72	0.22	(1.49)	(0.21)
June 1, 2006 to May 31, 2007	$15.48	0.02	3.54	(0.00)[3]

1.	Amounts do not include the expenses allocated from affiliated Master Portfolios.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Amount calculated is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage WealthBuilder Portfolios	41

Distributions from Net Realized Gains		Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)				Portfolio Turnover Rate	Net Assets at End of Period (000’s omitted)
			Net Investment Income (Loss)[1]	Gross Expenses[1]	Net Expenses[1]	Total Return[2]

0.00		$10.63	1.53%	1.54%	1.50%	(2.70)%	101%	$671,926
0.00		$11.02	1.75%	1.55%	1.50%	11.42%	168%	$630,085
0.00		$10.08	2.18%	1.56%	1.50%	9.87%	157%	$442,245
(0.02)		$9.38	3.43%	1.56%	1.50%	(8.47)%	153%	$206,683
(0.20)		$10.64	3.06%	1.59%	1.50%	3.04%	135%	$134,804
(0.06)		$10.84	2.67%	1.60%	1.50%	8.58%	190%	$70,051

0.00		$10.75	1.23%	1.54%	1.50%	(5.81)%	86%	$663,753
0.00		$11.50	1.24%	1.55%	1.50%	16.96%	142%	$691,145
0.00		$10.01	1.62%	1.57%	1.50%	12.81%	130%	$472,947
(0.00	)³	$9.01	2.76%	1.57%	1.50%	(18.25)%	134%	$249,607
(0.35)		$11.35	2.61%	1.57%	1.50%	(0.14)%	109%	$245,104
(0.11)		$12.00	2.00%	1.56%	1.50%	12.66%	149%	$145,930

0.00		$10.69	0.89%	1.54%	1.50%	(9.56)%	74%	$685,270
0.00		$11.82	0.59%	1.54%	1.50%	24.27%	140%	$785,283
0.00		$9.60	1.12%	1.56%	1.50%	16.75%	120%	$590,907
(0.08)		$8.30	1.95%	1.56%	1.50%	(29.76)%	142%	$447,000
(0.81)		$12.27	2.07%	1.57%	1.50%	(4.00)%	104%	$693,612
(0.60)		$13.85	1.18%	1.53%	1.50%	17.58%	143%	$620,020

0.00		$10.52	0.48%	1.56%	1.50%	(11.07)%	54%	$275,358
0.00		$11.83	0.16%	1.57%	1.50%	27.33%	110%	$313,206
0.00		$9.34	0.47%	1.60%	1.50%	17.51%	97%	$219,357
(0.08)		$7.98	1.42%	1.59%	1.50%	(34.13)%	119%	$147,691
(0.54)		$12.47	1.59%	1.58%	1.50%	(5.84)%	76%	$207,241
(0.18)		$13.99	0.64%	1.58%	1.50%	19.51%	95%	$148,309

0.00		$10.12	(0.37)%	1.59%	1.50%	(11.62)%	11%	$114,874
0.00		$11.45	(0.68)%	1.60%	1.50%	25.82%	52%	$141,425
0.00		$9.10	(0.68)%	1.61%	1.50%	17.88%	46%	$119,993
(0.42)		$7.72	(0.08)%	1.61%	1.50%	(34.63)%	62%	$104,334
(1.21)		$12.55	0.73%	1.59%	1.50%	(8.75)%	37%	$187,597
(0.51)		$15.11	(0.14)%	1.58%	1.50%	20.54%	43%	$207,401

0.00		$12.48	(0.57)%	1.55%	1.50%	(10.15)%	13%	$348,301
0.00		$13.89	(0.81)%	1.55%	1.50%	25.70%	73%	$416,863
0.00		$11.05	(0.54)%	1.57%	1.50%	21.03%	89%	$356,382
(0.66)		$9.13	(0.01)%	1.57%	1.50%	(37.36)%	123%	$304,770
(1.45)		$15.79	1.28%	1.57%	1.50%	(7.31)%	47%	$582,572
(0.32)		$18.72	0.08%	1.56%	1.50%	23.20%	50%	$513,947

42	Wells Fargo Advantage WealthBuilder Portfolios	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following funds: Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio (“WealthBuilder Conservative Allocation Portfolio”), Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio (“WealthBuilder Moderate Balanced Portfolio”), Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio (“WealthBuilder Growth Balanced Portfolio”), Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio (“WealthBuilder Growth Allocation Portfolio”), Wells Fargo Advantage WealthBuilder Equity Portfolio (“WealthBuilder Equity Portfolio”) and Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio (“WealthBuilder Tactical Equity Portfolio”) (each, a “Portfolio”, collectively, the “Portfolios”). Each Portfolio is a diversified series of the Trust.

The Portfolios are funds of funds which seek to achieve their investment objectives by allocating their assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and unaffiliated mutual funds (collectively, the “Underlying Funds”). The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. The investment in affiliated funds may also include investments in one or more separate diversified portfolios (each, a “Master Portfolio”, collectively, the “Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities, and a Portfolio investing in a Master Portfolio acquires an indirect interest in those securities. Each Portfolio accounts for its investment in the Master Portfolios as partnership investments and records daily its share of the Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements and financial highlights for the Underlying Funds are presented in separate financial statements and may be obtained from Wells Fargo Investor Services or from the servicing agent of the unaffiliated funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in underlying open-end mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the Master Portfolios are valued daily based on each Portfolio’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Certain fixed income securities with maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Portfolio’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Futures contracts

The Portfolios may be subject to interest rate risk and equity price risk in the normal course of pursuing their investment objectives. The Portfolios may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolios and the prices of futures contracts, and the possibility of an illiquid market.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage WealthBuilder Portfolios	43

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Income dividends and capital gain distributions from Underlying Funds are recorded on the ex-dividend date. Capital gain distributions from Underlying Funds are treated as realized gains.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method by the Portfolio and in each Master Portfolio. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income in each Master Portfolio is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Master Portfolio is informed of the ex-dividend date. Dividend income from foreign securities in each Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Each Portfolio records on a daily basis its proportionate share of each Master Portfolio’s interest and dividend income, in addition to expenses and realized and unrealized gains and losses.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. Each Portfolio intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Portfolio’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

At May 31, 2011, estimated net capital loss carryforwards, which were available to offset future net realized capital gains, were as follows:

	Expiration
	2017	2018
WealthBuilder Growth Balanced Portfolio	$0	$85,913,554
WealthBuilder Growth Allocation Portfolio	0	29,007,006
WealthBuilder Equity Portfolio	1,696,851	35,882,526
WealthBuilder Tactical Equity Portfolio	36,662,093	119,979,973

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Portfolios are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this

44	Wells Fargo Advantage WealthBuilder Portfolios	Notes to Financial Statements (Unaudited)

ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including each Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2011, the inputs used in valuing each Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
WealthBuilder Conservative Allocation Portfolio

Equity securities
Affiliated master portfolios	$0	$154,883,636	$0	$154,883,636
Investment companies	505,724,276	0	0	505,724,276

Short-term investments
Investment companies	313,490	0	0	313,490
U.S. Treasury securities	10,594,101	0	0	10,594,101
	$516,631,867	$154,883,636	$0	$671,515,503
WealthBuilder Moderate Balanced Portfolio

Equity securities
Affiliated master portfolios	$0	$148,147,359	$0	$148,147,359
Investment companies	489,732,989	0	0	489,732,989

Short-term investments
Investment companies	499,995	0	0	499,995
U.S. Treasury securities	21,158,262	0	0	21,158,262
	$511,391,246	$148,147,359	$0	$659,538,605
WealthBuilder Growth Balanced Portfolio

Equity securities
Affiliated master portfolios	$0	$166,391,433	$0	$166,391,433
Investment companies	477,023,192	0	0	477,023,192

Short-term investments
Investment companies	2,652,130	0	0	2,652,130
U.S. Treasury securities	35,307,163	0	0	35,307,163
	$514,982,485	$166,391,433	$0	$681,373,918

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage WealthBuilder Portfolios	45

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
WealthBuilder Growth Allocation Portfolio

Equity securities
Affiliated master portfolios	$0	$63,103,377	$0	$63,103,377
Investment companies	193,655,013	0	0	193,655,013

Short-term investments
Investment companies	531,898	0	0	531,898
U.S. Treasury securities	16,398,658	0	0	16,398,658
	$210,585,569	$63,103,377	$0	$273,688,946
WealthBuilder Equity Portfolio

Equity securities
Affiliated master portfolios	$0	$32,924,519	$0	$32,924,519
Investment companies	81,935,234	0	0	81,935,234

Short-term investments
Investment companies	400,000	0	0	400,000
	$82,335,234	$32,924,519	$0	$115,259,753
WealthBuilder Tactical Equity Portfolio

Equity securities
Affiliated master portfolios	$0	$76,991,125	$0	$76,991,125
Investment companies	248,247,275	0	0	248,247,275

Short-term investments
Investment companies	3,000,000	0	0	3,000,000
U.S. Treasury securities	21,377,528	0	0	21,377,528
	$272,624,803	$76,991,125	$0	$349,615,928

Further details on the major security types listed above can be found in each Portfolio of Investments.

As of November 30, 2011, the inputs used in valuing each Portfolio’s other financial instruments, which are carried at fair value, were as follows:

Futures contracts+	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
WealthBuilder Conservative Allocation Portfolio	$2,716,793	$0	$0	$2,716,793
WealthBuilder Moderate Balanced Portfolio	5,708,611	0	0	5,708,611
Wealthbuilder Growth Balanced Portfolio	8,925,519	0	0	8,925,519
WealthBuilder Growth Allocation Portfolio	3,707,315	0	0	3,707,315
WealthBuilder Tactical Equity Portfolio	480,260	0	0	480,260

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended November 30, 2011, the Portfolios did not have any significant transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fees

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Portfolios.

46	Wells Fargo Advantage WealthBuilder Portfolios	Notes to Financial Statements (Unaudited)

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.20% and declining to 0.15% as the average daily net assets of each Portfolio increases. For the six months ended November 30, 2011, the advisory fee was equivalent to an annual rate of 0.20% of each Portfolio’s average daily net assets.

Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each Master Portfolio for these services.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Portfolios. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by the Portfolio to the adviser. Wells Capital Management Incorporated, an affiliate of Funds Management, is the sub-adviser to each Portfolio and is entitled to receive a fee from the adviser at an annual rate of 0.15% of the average daily net assets of each Portfolio.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Portfolio an annual fee starting at 0.31% and declining to 0.29% as the average daily net assets of each Portfolio increase. For the six months ended November 30, 2011, the administration fee for each Portfolio was equivalent to an annual rate of 0.31% of each Portfolio’s average daily net assets.

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Portfolios.

Distribution fees

The Trust has adopted a Distribution Plan for each Portfolio pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of each Portfolio, at an annual rate of 0.75% of each Portfolio’s average daily net assets.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Portfolio is charged a fee at an annual rate of 0.25% of its average daily net assets.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities (securities with maturities of one year or less at purchase date), for the six months ended November 30, 2011 were as follows:

	Purchases at Cost*	Sales Proceeds*
WealthBuilder Conservative Allocation Portfolio	$704,653,114	$655,150,641
WealthBuilder Moderate Balanced Portfolio	565,932,610	572,590,047
WealthBuilder Growth Balanced Portfolio	515,612,510	569,621,792
WealthBuilder Growth Allocation Portfolio	147,496,649	169,066,390
WealthBuilder Equity Portfolio	13,968,495	27,673,804
WealthBuilder Tactical Equity Portfolio	46,448,952	92,267,714

*	The Portfolios seek to achieve their investment objective by investing some or all of its investable assets in one or more Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying such Portfolio’s ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio’s purchases and sales.

Purchases and sales of the affiliated and unaffiliated Underlying Funds in which the Portfolios invest are actual aggregate purchases and sales of those funds.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage WealthBuilder Portfolios	47

6. INVESTMENTS IN AFFILIATES

A summary of each Portfolio’s transactions in shares of affiliated Underlying Funds (excluding short-term investments and affiliated Master Portfolios) during the six months ended November 30, 2011 were as follows:

	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Dividend Income	Capital Gain Distributions	Value, End of Period
WealthBuilder Conservative Allocation Portfolio
Wells Fargo Advantage Emerging Markets Equity Fund	$2,992,921	$642,373	$106,277	$0	$0	$3,161,979
Wells Fargo Advantage Endeavor Select Fund	8,352,601	1,705,123	548,899	0	0	8,856,625
Wells Fargo Advantage Government Securities Fund	117,779,022	13,650,336	9,169,497	2,291,185	0	124,955,733
Wells Fargo Advantage Short Duration Government Bond Fund	176,373,141	17,350,855	5,659,418	2,289,637	0	188,073,121
Wells Fargo Advantage Small Cap Growth Fund	6,006,122	1,324,872	272,897	241,079	592,486	0
Wells Fargo Advantage Small Cap Value Fund	5,967,547	1,450,642	555,378	0	0	6,544,217
Wells Fargo Advantage Strategic Large Cap Growth Fund	8,323,217	1,384,883	462,952	0	0	8,869,326
	$325,794,571	$37,509,084	$16,775,318	$4,821,901	$592,486	$340,461,001
WealthBuilder Moderate Balanced Portfolio
Wells Fargo Advantage Emerging Growth Fund	$0	$1,681,332	$12,159,341	$0	$0	$0
Wells Fargo Advantage Emerging Markets Equity Fund	6,510,455	652,901	299,013	0	0	6,090,062
Wells Fargo Advantage Endeavor Select Fund	18,122,924	1,920,818	1,484,089	0	0	17,049,669
Wells Fargo Advantage Government Securities Fund	95,491,076	15,161,348	22,856,487	1,475,889	0	89,957,131
Wells Fargo Advantage Short Duration Government Bond Fund	127,328,734	16,442,455	23,327,293	1,331,871	0	120,457,560
Wells Fargo Advantage Small Cap Growth Fund	13,063,445	1,778,736	529,699	486,266	1,195,066	0
Wells Fargo Advantage Small Cap Value Fund	12,992,161	1,674,035	1,344,642	0	0	12,527,124
Wells Fargo Advantage Strategic Large Cap Growth Fund	18,061,730	1,310,832	1,345,940	0	0	17,093,916
	$291,570,525	$40,622,457	$63,346,504	$3,294,026	$1,195,066	$263,175,462
WealthBuilder Growth Balanced Portfolio
Wells Fargo Advantage Emerging Growth Fund	$0	$2,865,567	$20,635,510	$0	$0	$0
Wells Fargo Advantage Emerging Markets Equity Fund	11,846,142	704,288	1,139,149	0	0	10,032,537
Wells Fargo Advantage Endeavor Select Fund	33,035,980	1,070,411	3,046,786	0	0	28,121,228
Wells Fargo Advantage Government Securities Fund	91,859,583	35,313,178	53,007,390	1,331,962	0	76,230,115
Wells Fargo Advantage Small Cap Growth Fund	23,691,133	1,755,148	807,021	828,763	2,036,804	0
Wells Fargo Advantage Small Cap Value Fund	23,681,106	1,011,410	2,374,718	0	0	20,649,568
Wells Fargo Advantage Strategic Large Cap Growth Fund	32,920,129	398,931	3,197,450	0	0	28,220,344
	$217,034,073	$43,118,933	$84,208,024	$2,160,725	$2,036,804	$163,253,792

48	Wells Fargo Advantage WealthBuilder Portfolios	Notes to Financial Statements (Unaudited)

	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Dividend Income	Capital Gain Distributions	Value, End of Period
WealthBuilder Growth Allocation Portfolio
Wells Fargo Advantage Emerging Growth Fund	$0	$1,384,842	$9,963,511	$0	$0	$0
Wells Fargo Advantage Emerging Markets Equity Fund	5,784,403	780,544	1,012,166	0	0	4,884,001
Wells Fargo Advantage Endeavor Select Fund	16,117,506	588,342	1,507,766	0	0	13,738,672
Wells Fargo Advantage Government Securities Fund	19,885,854	11,623,604	15,615,633	287,193	0	16,348,805
Wells Fargo Advantage Small Cap Growth Fund	11,590,907	831,040	457,961	400,517	984,326	0
Wells Fargo Advantage Small Cap Value Fund	11,548,586	745,252	1,627,976	0	0	9,840,291
Wells Fargo Advantage Strategic Large Cap Growth Fund	16,094,312	219,780	1,581,079	0	0	13,770,623
	$81,021,568	$16,173,404	$31,766,092	$687,710	$984,326	$58,582,392
WealthBuilder Equity Portfolio
Wells Fargo Advantage Emerging Growth Fund	$0	$818,384	$5,721,264	$0	$0	$0
Wells Fargo Advantage Emerging Markets Equity Fund	3,520,578	47,366	353,840	0	0	2,807,544
Wells Fargo Advantage Endeavor Select Fund	7,061,931	20,573	736,949	0	0	5,719,601
Wells Fargo Advantage Small Cap Growth Fund	7,080,146	116,824	329,822	228,874	562,488	0
Wells Fargo Advantage Small Cap Value Fund	7,018,867	36,754	691,971	0	0	5,857,381
Wells Fargo Advantage Strategic Large Cap Growth Fund	7,036,556	15,559	909,855	0	0	5,730,286
	$31,718,078	$1,055,460	$8,743,701	$228,874	$562,488	$20,114,812
WealthBuilder Tactical Equity Portfolio
Wells Fargo Advantage Emerging Growth Fund	$0	$2,319,306	$16,643,874	$0	$0	$0
Wells Fargo Advantage Emerging Markets Equity Fund	10,114,766	1,112,095	2,028,172	0	0	8,060,549
Wells Fargo Advantage Endeavor Select Fund	28,403,508	342,445	3,560,996	0	0	22,657,724
Wells Fargo Advantage Small Cap Growth Fund	20,323,559	701,993	1,004,116	667,457	1,640,368	0
Wells Fargo Advantage Small Cap Value Fund	20,254,860	960,618	3,386,353	0	0	16,392,595
Wells Fargo Advantage Strategic Large Cap Growth Fund	28,311,771	103,754	4,101,308	0	0	22,618,690
	$107,408,464	$5,540,211	$30,724,819	$667,457	$1,640,368	$69,729,558

As of November 30, 2011, the Portfolios own the following percentages of affiliated Master Portfolios:

	Wells Fargo Advantage Emerging Growth Portfolio	Wells Fargo Advantage Equity Value Portfolio	Wells Fargo Advantage International Growth Portfolio	Wells Fargo Advantage Small Company Value Portfolio	Wells Fargo Advantage Total Return Bond Portfolio
WealthBuilder Conservative Allocation Portfolio	1%	1%	7%	3%	4%
WealthBuilder Moderate Balanced Portfolio	1	2	13	6	3
WealthBuilder Growth Balanced Portfolio	2	3	22	10	2
WealthBuilder Growth Allocation Portfolio	1	1	11	5	0	*
WealthBuilder Equity Portfolio	1	1	6	3	N/A
WealthBuilder Tactical Equity Portfolio	2	2	18	8	N/A

*	The amount invested is less than 1%.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage WealthBuilder Portfolios	49

7. DERIVATIVE TRANSACTIONS

During the six months ended November 30, 2011, the Portfolios entered into futures contracts to gain market exposure to certain asset classes consistent with active asset allocation strategy.

At November 30, 2011, the Portfolios had long and short futures contracts outstanding as follows:

	Expiration Date	Contracts	Type	Contract Value at November 30, 2011	Net Unrealized Gains (Losses)
WealthBuilder Conservative Allocation Portfolio	December 2011	262 Long	S&P 500 Index	$81,613,000	$4,321,200
	December 2011	271 Short	MSCI EAFE Index	19,651,565	(971,733)
	December 2011	76 Short	MSCI Emerging Markets Index	3,661,300	(63,360)
	December 2011	239 Short	Russell 2000 Index	17,607,130	(1,429,220)
	March 2012	19 Long	10-Year U.S. Treasury Notes	2,457,531	(11,578)
	March 2012	230 Short	30-Year U.S. Treasury Bonds	32,516,250	871,484
WealthBuilder Moderate Balanced Portfolio	December 2011	533 Long	S&P 500 Index	166,029,500	8,792,700
	December 2011	526 Short	MSCI EAFE Index	38,142,890	(1,909,167)
	December 2011	155 Short	MSCI Emerging Markets Index	7,467,125	(95,779)
	December 2011	462 Short	Russell 2000 Index	34,035,540	(2,762,760)
	March 2012	29 Long	10-Year U.S. Treasury Notes	3,750,969	(17,672)
	March 2012	449 Short	30-Year U.S. Treasury Bonds	63,477,375	1,701,289
WealthBuilder Growth Balanced Portfolio	December 2011	859 Long	S&P 500 Index	267,578,500	14,171,700
	December 2011	865 Short	MSCI EAFE Index	62,725,475	(3,143,247)
	December 2011	266 Short	MSCI Emerging Markets Index	12,814,550	(112,049)
	December 2011	764 Short	Russell 2000 Index	56,283,880	(4,568,720)
	March 2012	29 Long	10-Year U.S. Treasury Notes	3,750,969	(17,672)
	March 2012	685 Short	30-Year U.S. Treasury Bonds	96,841,875	2,595,507
WealthBuilder Growth Allocation Portfolio	December 2011	393 Long	S&P 500 Index	122,419,500	6,483,150
	December 2011	423 Short	MSCI EAFE Index	30,673,845	(1,535,427)
	December 2011	126 Short	MSCI Emerging Markets Index	6,070,050	(44,415)
	December 2011	373 Short	Russell 2000 Index	27,478,910	(2,230,540)
	March 2012	6 Long	10-Year U.S. Treasury Notes	776,063	(3,656)
	March 2012	274 Short	30-Year U.S. Treasury Bonds	38,736,750	1,038,203

50	Wells Fargo Advantage WealthBuilder Portfolios	Notes to Financial Statements (Unaudited)

	Expiration Date	Contracts	Type	Contract Value at November 30, 2011	Net Unrealized Gains (Losses)
WealthBuilder Tactical Equity Portfolio	December 2011	435 Long	S&P 500 Index	$135,502,500	$7,174,350
	December 2011	735 Short	MSCI EAFE Index	53,298,525	(2,679,593)
	December 2011	225 Short	MSCI Emerging Markets Index	10,839,375	(97,597)
	December 2011	655 Short	Russell 2000 Index	48,253,850	(3,916,900)

The Portfolios had average notional amounts in futures contracts outstanding during the six months ended November 30, 2011 as follows:

	Long Contracts	Short Contracts
WealthBuilder Conservative Allocation Portfolio	$71,189,255	$62,791,680
WealthBuilder Moderate Balanced Portfolio	145,230,886	128,422,773
WealthBuilder Growth Balanced Portfolio	241,951,320	213,618,903
WealthBuilder Growth Allocation Portfolio	107,178,127	94,634,771
WealthBuilder Tactical Equity Portfolio	109,425,680	93,371,816

A summary of derivative instruments by primary risk exposure is outlined in the following tables, unless the only primary risk exposure category is already reflected in the appropriate financial statements.

The fair value of derivative instruments as of November 30, 2011 was as follows for WealthBuilder Conservative Allocation Portfolio:

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Net assets – Net unrealized gains on investments	$871,484	*	Net assets – Net unrealized gains on investments	$11,578	*
Equity contracts	Net assets – Net unrealized gains on investments	4,321,200	*	Net assets – Net unrealized gains on investments	2,464,313	*
		$5,192,684			$2,475,891

*	Amount represents cumulative unrealized gains (losses) on futures contracts. Only the variation margin as of November 30, 2011 is reported separately on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended November 30, 2011 was as follows for WealthBuilder Conservative Allocation Portfolio:

	Amount of Realized Gains (Losses) on Derivatives	Change in Unrealized Gains (Losses) on Derivatives
Interest rate contracts	$(5,480,651)	$1,062,187
Equity contracts	(1,324,361)	727,574
	$(6,805,012)	$1,789,761

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage WealthBuilder Portfolios	51

The fair value of derivative instruments as of November 30, 2011 was as follows for WealthBuilder Moderate Balanced Portfolio:

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Net assets – Net unrealized gains on investments	$1,701,289	*	Net assets – Net unrealized gains on investments	$17,672	*
Equity contracts	Net assets – Net unrealized gains on investments	8,792,700	*	Net assets – Net unrealized gains on investments	4,767,706	*
		$10,493,989			$4,785,378

*	Amount represents cumulative unrealized gains (losses) on futures contracts. Only the variation margin as of November 30, 2011 is reported separately on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended November 30, 2011 was as follows for WealthBuilder Moderate Balanced Portfolio:

	Amount of Realized Gains (Losses) on Derivatives	Change in Unrealized Gains (Losses) on Derivatives
Interest rate contracts	$(11,631,711)	$2,134,035
Equity contracts	(3,743,969)	1,622,012
	$(15,375,680)	$3,756,047

The fair value of derivative instruments as of November 30, 2011 was as follows for WealthBuilder Growth Balanced Portfolio:

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Net assets – Net unrealized gains on investments	$2,595,507	*	Net assets – Net unrealized gains on investments	$17,672	*
Equity contracts	Net assets – Net unrealized gains on investments	14,171,700	*	Net assets – Net unrealized gains on investments	7,824,016	*
		$16,767,207			$7,841,688

*	Amount represents cumulative unrealized gains (losses) on futures contracts. Only the variation margin as of November 30, 2011 is reported separately on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended November 30, 2011 was as follows for WealthBuilder Growth Balanced Portfolio:

	Amount of Realized Gains (Losses) on Derivatives	Change in Unrealized Gains (Losses) on Derivatives
Interest rate contracts	$(19,301,131)	$3,353,956
Equity contracts	(6,425,666)	1,908,722
	$(25,726,797)	$5,262,678

52	Wells Fargo Advantage WealthBuilder Portfolios	Notes to Financial Statements (Unaudited)

The fair value of derivative instruments as of November 30, 2011 was as follows for WealthBuilder Growth Allocation Portfolio:

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Net assets – Net unrealized gains on investments	$1,038,203	*	Net assets – Net unrealized gains on investments	$3,656	*
Equity contracts	Net assets – Net unrealized gains on investments	6,483,150	*	Net assets – Net unrealized gains on investments	3,810,382	*
		$7,521,353			$3,814,038

*	Amount represents cumulative unrealized gains (losses) on futures contracts. Only the variation margin as of November 30, 2011 is reported separately on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended November 30, 2011 was as follows for WealthBuilder Growth Allocation Portfolio:

	Amount of Realized Gains (Losses) on Derivatives	Change in Unrealized Gains (Losses) on Derivatives
Interest rate contracts	$(7,732,287)	$1,349,886
Equity contracts	(2,129,970)	872,368
	$(9,862,257)	$2,222,254

On November 30, 2011, the cumulative unrealized gains on futures contracts in the amount of $480,260 is reflected in net unrealized gains on investments on the Statement of Assets and Liabilities for WealthBuilder Tactical Equity Portfolio. The payable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized gains (losses) and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

8. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Portfolios are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Portfolios pay an annual commitment fee equal to 0.10% of the unused balance, which is allocated pro rata. Prior to September 6, 2011, the revolving credit agreement was for $125,000,000 and the annual commitment fee paid by the Portfolios was 0.125% of the unused balance. For the six months ended November 30, 2011, the Portfolios paid the following amounts in commitment fees:

Commitment Fee
WealthBuilder Conservative Allocation Portfolio	$463
WealthBuilder Moderate Balanced Portfolio	496
WealthBuilder Growth Balanced Portfolio	741
WealthBuilder Growth Allocation Portfolio	296
WealthBuilder Equity Allocation Portfolio	132
WealthBuilder Tactical Equity Portfolio	391

For the six months ended November 30, 2011, there were no borrowings by the Portfolios under the agreement.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage WealthBuilder Portfolios	53

into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements as applicable.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

11. SUBSEQUENT DISTRIBUTIONS

On December 12, 2011, the Portfolios declared distributions from short-term capital gains and long-term capital gains to shareholders of record on December 9, 2011. The per share amounts payable on December 13, 2011 were as follows:

	WealthBuilder Conservative Allocation Portfolio	WealthBuilder Moderate Balanced Portfolio
Short-term capital gains	$0.04916	$0.00000
Long-term capital gains	$0.14977	$0.00162

On December 29, 2011, the Portfolios declared distributions from net investment income to shareholders of record on December 28, 2011. The per share amounts payable on December 30, 2011 were as follows:

	WealthBuilder Conservative Allocation Portfolio	WealthBuilder Growth Allocation Portfolio	WealthBuilder Growth Balanced Portfolio	WealthBuilder Moderate Balanced Portfolio
Net investment income	$0.06032	$0.07350	$0.11587	$0.06055

These distributions are not reflected in the accompanying financial statements.

54	Wells Fargo Advantage WealthBuilder Portfolios	Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the proxies relating to portfolio securities were voted during the most recent 12-month period ended June 30 is available without charge on the Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Portfolios are publicly available on the Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Web site on a monthly, seven-day or more delayed basis. Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, each Portfolio’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling
1-800-SEC-0330.

Other Information (Unaudited)	Wells Fargo Advantage WealthBuilder Portfolios	55

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of each Portfolio. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 138 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

56	Wells Fargo Advantage WealthBuilder Portfolios	Other Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at www.wellsfargo.com/advantagefunds.

List of Abbreviations	Wells Fargo Advantage WealthBuilder Portfolios	57

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPDR	— Standard & Poor’s Depositary Receipts
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

This page is intentionally left blank.

FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Portfolios’ Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Portfolios’ Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2011 Wells Fargo Funds Management, LLC. All rights reserved.

206771 01-12 SWBP/SAR102 11-11

ITEM 2.	CODE OF ETHICS

Not required in this filing

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6.	SCHEDULE OF INVESTMENTS

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Governance Committee (the “Committee”) of the Board of Trustees of the registrant (the “Trust”) has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee’s consideration.

The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: January 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	January 27, 2012

By:	/s/ Kasey L. Phillips

Kasey L. Phillips
Treasurer

Date:	January 27, 2012